SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Large Cap Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 99.0%

Communication Services — 7.0%
Alphabet Inc, Cl A *	5,914	$14,441
Alphabet Inc, Cl C *	12,269	30,750
AT&T Inc	291,893	8,401
Comcast Corp, Cl A	149,626	8,532
Facebook Inc, Cl A *	111,416	38,740
Fox Corp	14,250	529
Genius Sports *	70,245	1,319
Live Nation Entertainment Inc *	29,670	2,599
Netflix Inc *	14,652	7,739
Omnicom Group Inc	20,792	1,663
Pinterest Inc, Cl A *	125,262	9,889
Roku Inc, Cl A *	9,327	4,283
Snap Inc, Cl A *	55,074	3,753
TEGNA Inc	131,810	2,473
T-Mobile US Inc *	52,721	7,636
Verizon Communications Inc	303,447	17,002
ViacomCBS Inc, Cl B	8,440	381

		160,130

Consumer Discretionary — 12.0%
Advance Auto Parts Inc	35,133	7,207
Amazon.com Inc, Cl A *	15,389	52,941
Best Buy Co Inc	38,681	4,447
BorgWarner Inc	232,983	11,309
Carnival Corp *	59,440	1,567
Carvana Co, Cl A *	10,021	3,025
Dick’s Sporting Goods Inc	67,490	6,762
Dillard’s Inc, Cl A (A)	14,199	2,568
Dollar General Corp	55,742	12,062
DR Horton Inc	43,190	3,903
DraftKings Inc, Cl A *(A)	70,301	3,668
eBay Inc	149,096	10,468
Expedia Group Inc *	22,431	3,672
Foot Locker Inc, Cl A	34,571	2,131
Ford Motor Co *	152,816	2,271
General Motors Co *	233,504	13,817
Goodyear Tire & Rubber Co/The *	38,367	658
Harley-Davidson Inc, Cl A	49,267	2,257
Kohl’s Corp	42,557	2,345
Lear Corp	26,627	4,667
Lennar Corp, Cl A	6,546	650
Lithia Motors Inc, Cl A	11,987	4,119
Lowe’s Cos Inc	94,558	18,341
Lululemon Athletica Inc *	1,320	482
Macy’s Inc *	26,831	509
Magna International Inc, Cl A	63,868	5,917
MGM Resorts International	67,002	2,858
NIKE Inc, Cl B	89,870	13,884
O’Reilly Automotive Inc *	17,020	9,637
PulteGroup Inc	221,714	12,099
Ralph Lauren Corp, Cl A	25,909	3,052

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ross Stores Inc	132,001	$16,368
Starbucks Corp	75,737	8,468
Target Corp, Cl A	44,663	10,797
Thor Industries Inc	14,319	1,618
Travel + Leisure Co	43,982	2,615
Ulta Beauty Inc *	7,485	2,588
Whirlpool Corp	27,260	5,943

		271,690

Consumer Staples — 6.3%
Altria Group Inc	157,178	7,494
Coca-Cola Co/The	128,168	6,935
Conagra Brands Inc	268,905	9,783
Ingredion Inc	89,406	8,091
J M Smucker Co/The	94,533	12,248
Kraft Heinz Co/The	32,618	1,330
Kroger Co/The	523,188	20,044
Molson Coors Beverage Co, Cl B *	106,032	5,693
Monster Beverage Corp *	6,188	565
PepsiCo Inc	72,540	10,748
Philip Morris International Inc	153,747	15,238
Pilgrim’s Pride Corp *	84,795	1,881
Sysco Corp, Cl A	108,606	8,444
TreeHouse Foods Inc *	35,339	1,573
Tyson Foods Inc, Cl A	115,368	8,510
Unilever PLC ADR	296,756	17,360
US Foods Holding Corp *	96,057	3,685
Walgreens Boots Alliance Inc	64,874	3,413

		143,035

Energy — 2.4%
Baker Hughes Co, Cl A	273,379	6,252
BP PLC ADR	129,247	3,415
Canadian Natural Resources Ltd	150,828	5,472
Chevron Corp	105,309	11,030
ConocoPhillips	84,193	5,127
Devon Energy Corp	136,912	3,997
EOG Resources Inc	8,171	682
HollyFrontier Corp	82,039	2,699
Marathon Petroleum Corp	117,717	7,113
Phillips 66	43,327	3,718
Valero Energy Corp	54,263	4,237

		53,742

Financials — 15.7%
Aflac Inc	117,508	6,306
Allstate Corp/The	4,514	589
American Express Co	81,181	13,414
American International Group Inc	133,417	6,351
Ameriprise Financial Inc	25,172	6,265
Annaly Capital Management Inc ‡	155,101	1,377
Assured Guaranty Ltd	10,168	483
Banco Santander SA ADR *	455,630	1,782

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Bank of America Corp	634,005	$26,140
Bank of New York Mellon Corp/The	19,244	986
Berkshire Hathaway Inc, Cl B *	90,725	25,214
Capital One Financial Corp	159,690	24,702
Charles Schwab Corp/The	193,070	14,057
Citigroup Inc	226,874	16,051
Citizens Financial Group Inc	118,947	5,456
CME Group Inc	12,109	2,575
Comerica Inc	64,368	4,592
Discover Financial Services	32,032	3,789
Essent Group Ltd	25,116	1,129
Everest Re Group Ltd	1,843	465
Fifth Third Bancorp	162,339	6,206
First Republic Bank/CA	110,830	20,744
Goldman Sachs Group Inc/The	3,354	1,273
Hartford Financial Services Group Inc/The	89,538	5,549
JPMorgan Chase & Co	63,451	9,869
KeyCorp	134,532	2,778
KKR & Co Inc	55,247	3,273
Lincoln National Corp	13,729	863
Markel Corp *	12,806	15,197
Marsh & McLennan Cos Inc	95,694	13,462
MFA Financial Inc ‡	1,013,242	4,651
Moody’s Corp	39,148	14,186
Morgan Stanley	87,931	8,062
New York Community Bancorp Inc	68,696	757
Popular Inc	60,934	4,573
Progressive Corp/The	28,322	2,782
Radian Group Inc	51,568	1,147
Regions Financial Corp	247,865	5,002
S&P Global Inc	34,162	14,022
Signature Bank/New York NY, Cl B	5,473	1,344
SLM Corp	302,734	6,339
State Street Corp	145,548	11,976
Synchrony Financial	19,687	955
Two Harbors Investment Corp ‡	71,080	537
US Bancorp	323,806	18,447
Voya Financial Inc	62,675	3,855
Wells Fargo & Co	177,012	8,017
Willis Towers Watson PLC	22,727	5,228
Zions Bancorp NA	69,765	3,688

		356,505

Health Care — 14.1%
AbbVie Inc	51,700	5,823
Alexion Pharmaceuticals Inc *	52,829	9,705
Align Technology Inc *	5,401	3,300
AmerisourceBergen Corp, Cl A	102,530	11,739
Amgen Inc, Cl A	75,930	18,508
AstraZeneca PLC ADR (A)	32,144	1,925
Biogen Inc *	12,098	4,189
Bristol-Myers Squibb Co	155,447	10,387

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cardinal Health Inc	41,579	$2,374
CVS Health Corp	227,837	19,011
Danaher Corp, Cl A	49,288	13,227
DaVita Inc *	25,364	3,055
Dexcom Inc *	5,669	2,421
Gilead Sciences Inc	34,934	2,406
GlaxoSmithKline PLC ADR	38,428	1,530
Guardant Health Inc *	16,601	2,062
HCA Healthcare Inc	38,639	7,988
Hill-Rom Holdings Inc	9,975	1,133
Humana Inc	30,880	13,671
IDEXX Laboratories Inc *	1,527	964
Intra-Cellular Therapies Inc, Cl A *	30,697	1,253
Jazz Pharmaceuticals PLC *	41,757	7,418
Johnson & Johnson	218,454	35,988
McKesson Corp	27,209	5,203
Medtronic PLC	115,198	14,299
Merck & Co Inc	226,508	17,616
Mettler-Toledo International Inc *	9,725	13,472
Organon *	22,650	685
PerkinElmer Inc	77,292	11,935
Pfizer Inc	232,923	9,121
Regeneron Pharmaceuticals Inc *	11,069	6,182
Teleflex Inc	23,221	9,330
Thermo Fisher Scientific Inc	7,387	3,726
UnitedHealth Group Inc	59,831	23,959
Vertex Pharmaceuticals Inc *	33,550	6,765
Viatris Inc, Cl W *	133,392	1,906
Zimmer Biomet Holdings Inc	97,355	15,657

		319,933

Industrials — 9.0%
AerCap Holdings NV *	33,505	1,716
AGCO Corp	49,960	6,514
Allison Transmission Holdings Inc	48,690	1,935
American Airlines Group Inc *	27,189	577
AMETEK Inc	41,010	5,475
Cintas Corp	13,785	5,266
CSX Corp	220,527	7,074
Cummins Inc	35,938	8,762
Delta Air Lines Inc, Cl A *	24,730	1,070
Emerson Electric Co	62,041	5,971
Fastenal Co, Cl A	8,504	442
FedEx Corp	30,116	8,984
Fortive Corp	149,524	10,428
General Electric Co	564,740	7,601
Honeywell International Inc	131,627	28,872
Huntington Ingalls Industries Inc, Cl A	16,114	3,396
L3Harris Technologies Inc	30,106	6,507
ManpowerGroup Inc	29,203	3,473
MasTec Inc *	31,740	3,368
Oshkosh Corp	8,732	1,088

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Owens Corning	15,863	$1,553
Parker-Hannifin Corp, Cl A	25,151	7,724
Rockwell Automation Inc	44,334	12,680
Roper Technologies Inc	21,548	10,132
Snap-on Inc	6,442	1,440
Stanley Black & Decker Inc	49,630	10,174
Textron Inc	87,866	6,043
Timken Co/The	72,653	5,855
TransDigm Group Inc *	14,130	9,146
Uber Technologies Inc *	59,601	2,987
Union Pacific Corp	11,599	2,551
United Airlines Holdings Inc *	18,153	949
WW Grainger Inc	33,540	14,691

		204,444

Information Technology — 23.3%
Adobe Inc *	62,259	36,461
Amdocs Ltd	9,111	705
Amphenol Corp, Cl A	57,830	3,956
Apple Inc	412,476	56,493
Applied Materials Inc	146,722	20,893
Arista Networks Inc *	20,749	7,518
Arrow Electronics Inc, Cl A *	5,863	667
Automatic Data Processing Inc	26,457	5,255
Cadence Design Systems Inc *	7,937	1,086
Ceridian HCM Holding Inc *	14,780	1,418
Cisco Systems Inc/Delaware	151,519	8,030
Cognizant Technology Solutions Corp, Cl A	22,603	1,566
Crowdstrike Holdings Inc, Cl A *	7,972	2,004
DXC Technology Co *	56,856	2,214
Fiserv Inc, Cl A *	52,051	5,564
Five9 Inc *	22,833	4,187
Global Payments Inc	105,906	19,862
Hewlett Packard Enterprise Co	262,573	3,828
HP Inc	130,088	3,927
Intel Corp	198,156	11,124
International Business Machines Corp	24,273	3,558
Intuit Inc	66,296	32,496
Jabil Inc	9,951	578
Juniper Networks Inc	17,648	483
KLA Corp	43,998	14,265
Lam Research Corp	12,973	8,442
Marvell Technology	96,726	5,642
Microchip Technology Inc	160,193	23,987
Micron Technology Inc *	43,534	3,700
Microsoft Corp	258,137	69,929
Motorola Solutions Inc	48,407	10,497
NVIDIA Corp	11,071	8,858
NXP Semiconductors NV	68,668	14,126
Oracle Corp, Cl B	105,989	8,250
PayPal Holdings Inc *	77,005	22,445
QUALCOMM Inc	143,364	20,491

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
RingCentral Inc, Cl A *	8,890	$2,583
salesforce.com *	72,508	17,712
SAP SE ADR (A)	74,822	10,510
Seagate Technology Holdings	72,055	6,336
Taiwan Semiconductor Manufacturing Co Ltd ADR	35,094	4,217
Twilio Inc, Cl A *	1,457	574
VeriSign Inc *	2,032	463
Visa Inc, Cl A	139,382	32,590
Vishay Intertechnology Inc	103,407	2,332
Vontier	182,456	5,944
Xerox Holdings Corp	45,344	1,065

		528,831

Materials — 4.5%
Air Products and Chemicals Inc	74,126	21,325
Alcoa Corp *	68,618	2,528
AptarGroup Inc	49,426	6,961
Arconic Corp *	21,346	760
Berry Global Group Inc *	13,761	898
Cabot Corp	16,587	944
Celanese Corp, Cl A	51,684	7,835
Corteva Inc	103,970	4,611
Crown Holdings Inc	53,051	5,422
DuPont de Nemours Inc	38,689	2,995
Eastman Chemical Co	64,275	7,504
Ecolab Inc	10,292	2,120
FMC Corp	59,890	6,480
Huntsman Corp	207,685	5,508
International Flavors & Fragrances Inc	40,642	6,072
International Paper Co	60,502	3,709
Linde PLC	18,242	5,274
LyondellBasell Industries NV, Cl A	14,567	1,499
Newmont Corp	63,436	4,021
O-I Glass Inc, Cl I *	27,518	449
Reliance Steel & Aluminum Co	17,345	2,617
Steel Dynamics Inc	16,498	983
Valvoline Inc	32,475	1,054
Westrock Co	24,453	1,302

		102,871

Real Estate — 2.1%
American Tower Corp, Cl A ‡	55,725	15,053
Cousins Properties Inc ‡	21,114	777
Crown Castle International Corp ‡	50,122	9,779
Diversified Healthcare Trust ‡	1,034,161	4,323
Equity Commonwealth *‡	199,850	5,236
Gaming and Leisure Properties Inc ‡	62,136	2,879
Omega Healthcare Investors Inc ‡	54,474	1,977
Ryman Hospitality Properties Inc *‡	25,432	2,008
Sabra Health Care Inc ‡	74,458	1,355
Service Properties Trust ‡	113,517	1,430

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
VEREIT Inc ‡	71,832	$3,299

		48,116

Utilities — 2.6%
Exelon Corp	126,203	5,592
FirstEnergy Corp	156,616	5,828
MDU Resources Group Inc	97,537	3,057
NextEra Energy Inc	202,557	14,843
NiSource Inc	324,536	7,951
NRG Energy Inc	98,598	3,974
PPL Corp	252,418	7,060
UGI Corp	141,971	6,575
Vistra Corp	199,157	3,694

		58,574

Total Common Stock (Cost $1,276,522) ($ Thousands)		2,247,871

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 0.9%
SEI Liquidity Fund, L.P.
0.030% **†(B)	19,063,779	$19,072

Total Affiliated Partnership (Cost $19,065) ($ Thousands)		19,072

CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	22,246,491	22,246

Total Cash Equivalent (Cost $22,246) ($ Thousands)		22,246

Total Investments in Securities — 100.9% (Cost $1,317,833) ($ Thousands)		$2,289,189

A list of the open futures contracts held by the Fund at June 30, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	66	Sep-2021	$13,712	$14,152	$440
S&P Mid Cap 400 Index E-MINI	3	Sep-2021	805	808	3

			$14,517	$14,960	$443

Percentages are based on Net Assets of $2,269,746 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of June 30, 2021.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2021. The total market value of securities on loan at June 30, 2021 was $17,452 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2021 was $19,072 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Ltd. — Limited

PLC — Public Limited Company

S&P— Standard & Poor’s

The following is a list of the levels of inputs used as of June 30, 2021 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	2,247,871	–	–	2,247,871
Affiliated Partnership	–	19,072	–	19,072
Cash Equivalent	22,246	–	–	22,246

Total Investments in Securities	2,270,117	19,072	–	2,289,189

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	443	–	–	443

Total Other Financial Instruments	443	–	–	443

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended June 30, 2021, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s more recent semi-annual and annual financial statements.

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Large Cap Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended June 30, 2021 ($ Thousands):

Security Description	Value 9/30/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/21	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$ 14,838	$ 98,613	$ (94,379)	$ 2	$ (2)	$ 19,072	19,063,779	$ 123	$ —
SEI Daily Income Trust, Government Fund, Cl F	15,549	382,016	(375,319)	—	—	22,246	22,246,491	1	—

Totals	$ 30,387	$ 480,629	$ (469,698)	$ 2	$ (2)	$ 41,318		$ 124	$ —

Amounts designated as “—” are $0 or have been rounded to $ 0.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Large Cap Value Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.0%

Communication Services — 6.0%
AT&T Inc	1,031,235	$29,679
BCE Inc (A)	294,510	14,525
Comcast Corp, Cl A	189,923	10,830
Facebook Inc, Cl A *	12,932	4,497
Fox Corp	114,572	4,254
Omnicom Group Inc	123,622	9,888
TEGNA Inc	136,100	2,553
T-Mobile US Inc *	29,158	4,223
Verizon Communications Inc	209,421	11,734
ViacomCBS Inc, Cl B	30,558	1,381

		93,564

Consumer Discretionary — 8.1%
Best Buy Co Inc	63,535	7,305
Carnival Corp *	89,490	2,359
Dick’s Sporting Goods Inc	34,338	3,440
Dillard’s Inc, Cl A	12,276	2,220
DR Horton Inc	13,719	1,240
eBay Inc	41,518	2,915
Foot Locker Inc, Cl A	38,308	2,361
Ford Motor Co *	192,027	2,854
General Motors Co *	277,968	16,447
Genuine Parts Co	126,900	16,049
Goodyear Tire & Rubber Co/The *	72,101	1,237
Lear Corp	16,198	2,839
Lowe’s Cos Inc	52,552	10,193
Magna International Inc, Cl A	24,736	2,292
PulteGroup Inc	213,438	11,647
Target Corp, Cl A	133,750	32,333
Thor Industries Inc	16,327	1,845
Ulta Beauty Inc *	6,995	2,419
Whirlpool Corp	18,500	4,033

		126,028

Consumer Staples — 8.1%
Altria Group Inc	177,401	8,459
Conagra Brands Inc	53,132	1,933
Diageo PLC ADR	39,610	7,593
Ingredion Inc	76,832	6,953
J M Smucker Co/The	15,971	2,069
Kimberly-Clark Corp	76,164	10,189
Kraft Heinz Co/The	56,221	2,293
Kroger Co/The	462,904	17,734
Molson Coors Beverage Co, Cl B *	117,961	6,333
Philip Morris International Inc	185,286	18,364
Pilgrim’s Pride Corp *	32,561	722
Procter & Gamble Co/The	30,290	4,087
TreeHouse Foods Inc *	52,965	2,358
Tyson Foods Inc, Cl A	159,297	11,750
Unilever PLC ADR	172,247	10,076
Walgreens Boots Alliance Inc	220,812	11,617

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Walmart Inc	22,876	$3,226

		125,756

Energy — 4.8%
BP PLC ADR	124,070	3,278
Canadian Natural Resources Ltd	133,180	4,832
Chevron Corp	193,503	20,268
ConocoPhillips	250,305	15,243
Devon Energy Corp	91,094	2,659
Exxon Mobil Corp	193,469	12,204
HollyFrontier Corp	71,368	2,348
Marathon Petroleum Corp	82,495	4,984
Phillips 66	48,225	4,139
Valero Energy Corp	60,065	4,690

		74,645

Financials — 21.0%
Aflac Inc	88,114	4,728
Allstate Corp/The	34,766	4,535
American Financial Group Inc/OH	21,126	2,635
Ameriprise Financial Inc	29,427	7,324
Annaly Capital Management Inc ‡	586,787	5,211
Assured Guaranty Ltd	17,298	821
Banco Santander SA ADR *	752,254	2,941
Bank of America Corp	657,400	27,105
Bank of New York Mellon Corp/The	201,580	10,327
Berkshire Hathaway Inc, Cl B *	43,288	12,031
Capital One Financial Corp	28,002	4,332
Chubb Ltd	94,141	14,963
Citigroup Inc	538,848	38,123
Citizens Financial Group Inc	139,869	6,416
Comerica Inc	47,951	3,421
Discover Financial Services	41,455	4,904
Essent Group Ltd	27,172	1,221
Everest Re Group Ltd	4,347	1,095
Fifth Third Bancorp	113,014	4,320
First American Financial Corp	17,689	1,103
Goldman Sachs Group Inc/The	7,938	3,013
Hartford Financial Services Group Inc/The	40,505	2,510
JPMorgan Chase & Co	183,961	28,613
KeyCorp	125,944	2,601
KKR & Co Inc	30,397	1,801
Lincoln National Corp	28,550	1,794
MetLife Inc	85,353	5,108
Morgan Stanley	308,898	28,323
New York Community Bancorp Inc	220,784	2,433
Popular Inc	58,412	4,384
Principal Financial Group Inc, Cl A	11,117	702
Prudential Financial Inc	60,510	6,200
Radian Group Inc	35,327	786
Regions Financial Corp	201,984	4,076
SLM Corp	315,938	6,616
State Street Corp	47,517	3,910

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Large Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Synchrony Financial	153,808	$7,463
T Rowe Price Group Inc	19,622	3,884
Travelers Cos Inc/The	50,275	7,527
Truist Financial Corp	211,571	11,742
Two Harbors Investment Corp ‡(A)	381,659	2,885
Unum Group	45,942	1,305
Voya Financial Inc	105,231	6,472
Wells Fargo & Co	468,761	21,230
Zions Bancorp NA	94,921	5,017

		327,951

Health Care — 14.5%
AbbVie Inc	48,279	5,438
Alexion Pharmaceuticals Inc *	48,525	8,915
Amgen Inc, Cl A	17,618	4,294
AstraZeneca PLC ADR (A)	35,244	2,111
Biogen Inc *	9,284	3,215
Bristol-Myers Squibb Co	125,800	8,406
Cardinal Health Inc	114,070	6,512
CVS Health Corp	184,663	15,408
DaVita Inc *	26,959	3,247
Eli Lilly and Co	48,685	11,174
Gilead Sciences Inc	70,005	4,821
GlaxoSmithKline PLC ADR	51,781	2,062
Haemonetics Corp *	38,245	2,549
HCA Healthcare Inc	32,017	6,619
Hill-Rom Holdings Inc	25,638	2,912
Hologic Inc *	12,949	864
Intra-Cellular Therapies Inc, Cl A *	53,056	2,166
Jazz Pharmaceuticals PLC *	45,866	8,148
Johnson & Johnson	178,474	29,402
McKesson Corp	48,325	9,242
Medtronic PLC	137,535	17,072
Merck & Co Inc	251,611	19,568
Novartis AG ADR	152,220	13,889
Organon *	25,161	761
Pfizer Inc	736,707	28,849
Regeneron Pharmaceuticals Inc *	5,078	2,836
Viatris Inc, Cl W *	220,985	3,158
Zimmer Biomet Holdings Inc	21,263	3,419

		227,057

Industrials — 10.9%
3M Co	61,376	12,191
AerCap Holdings NV *	59,010	3,022
AGCO Corp	40,664	5,302
Allison Transmission Holdings Inc	68,559	2,724
American Airlines Group Inc *	41,207	874
Cummins Inc	46,257	11,278
Delta Air Lines Inc, Cl A *	55,046	2,381
FedEx Corp	27,070	8,076
General Dynamics Corp	71,841	13,525
Huntington Ingalls Industries Inc, Cl A	16,362	3,448

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Johnson Controls International PLC	384,598	$26,395
L3Harris Technologies Inc	7,044	1,522
ManpowerGroup Inc	43,444	5,166
MasTec Inc *	25,526	2,708
Northrop Grumman Corp	5,494	1,997
Oshkosh Corp	17,457	2,176
Owens Corning	23,991	2,349
PACCAR Inc	21,482	1,917
Raytheon Technologies Corp	209,293	17,855
Siemens AG ADR	197,944	15,764
Snap-on Inc	17,803	3,978
Textron Inc	90,821	6,246
Timken Co/The	50,058	4,034
United Airlines Holdings Inc *	38,723	2,025
United Parcel Service Inc, Cl B	64,682	13,452

		170,405

Information Technology — 10.2%
Amdocs Ltd	68,616	5,308
Applied Materials Inc	59,039	8,407
Arista Networks Inc *	14,478	5,246
Arrow Electronics Inc, Cl A *	43,920	4,999
Broadcom Inc	21,055	10,040
Cisco Systems Inc/Delaware	349,960	18,548
Cognizant Technology Solutions Corp, Cl A	96,344	6,673
DXC Technology Co *	48,030	1,870
Hewlett Packard Enterprise Co	260,289	3,795
HP Inc	402,947	12,165
Intel Corp	539,621	30,294
International Business Machines Corp	35,900	5,263
Jabil Inc	51,212	2,976
Juniper Networks Inc	133,873	3,661
Lam Research Corp	5,429	3,533
Marvell Technology	69,040	4,027
Micron Technology Inc *	60,094	5,107
Microsoft Corp	39,275	10,640
Oracle Corp, Cl B	77,414	6,026
Seagate Technology Holdings	48,818	4,293
Vishay Intertechnology Inc	27,120	611
Vontier	98,879	3,221
Xerox Holdings Corp	94,367	2,217

		158,920

Materials — 5.7%
Alcoa Corp *	56,337	2,075
Berry Global Group Inc *	26,280	1,714
Cabot Corp	38,287	2,180
Celanese Corp, Cl A	40,278	6,106
Corteva Inc	106,423	4,720
Crown Holdings Inc	50,076	5,118
Dow Inc	153,907	9,739
DuPont de Nemours Inc	42,979	3,327
Eastman Chemical Co	85,196	9,947

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Large Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Huntsman Corp	239,010	$6,339
International Paper Co	111,708	6,849
LyondellBasell Industries NV, Cl A	37,839	3,892
Newmont Corp	65,781	4,169
O-I Glass Inc, Cl I *	82,301	1,344
PPG Industries Inc	18,326	3,111
Reliance Steel & Aluminum Co	38,172	5,760
Steel Dynamics Inc	118,601	7,069
Valvoline Inc	55,305	1,795
Westrock Co	60,481	3,219

		88,473

Real Estate — 3.8%
Equity Commonwealth *‡	187,452	4,911
Gaming and Leisure Properties Inc ‡	79,272	3,673
Healthpeak Properties Inc ‡	438,057	14,583
Omega Healthcare Investors Inc ‡	93,552	3,395
Ryman Hospitality Properties Inc *‡	44,976	3,551
Sabra Health Care Inc ‡	130,592	2,377
VEREIT Inc ‡	116,162	5,335
VICI Properties Inc ‡	207,659	6,442
Welltower Inc ‡	187,210	15,557

		59,824

Utilities — 4.9%
Duke Energy Corp	113,055	11,161
Exelon Corp	230,315	10,205
FirstEnergy Corp	97,676	3,635
MDU Resources Group Inc	182,361	5,715
NextEra Energy Inc	278,378	20,400

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
NiSource Inc	252,521	$6,187
NRG Energy Inc	67,689	2,728
PPL Corp	248,841	6,960
UGI Corp	119,307	5,525
Vistra Corp	185,517	3,441

		75,957

Total Common Stock (Cost $1,009,904) ($ Thousands)		1,528,580

AFFILIATED PARTNERSHIP — 0.9%
SEI Liquidity Fund, L.P.
0.030% **†(B)	13,807,207	13,808

Total Affiliated Partnership (Cost $13,810) ($ Thousands)		13,808

CASH EQUIVALENT — 1.8%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	28,927,224	28,927

Total Cash Equivalent (Cost $28,927) ($ Thousands)		28,927

Total Investments in Securities — 100.7% (Cost $1,052,641) ($ Thousands)		$1,571,315

A list of the open futures contracts held by the Fund at June 30, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
S&P 500 Index E-MINI	56	Sep-2021	$11,863	$12,008	$145
S&P Mid Cap 400 Index E-MINI	44	Sep-2021	11,955	11,846	(109)

			$23,818	$23,854	$36

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Large Cap Value Fund (Concluded)

Percentages are based on Net Assets of $1,560,271 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of June 30, 2021.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2021. The total market value of securities on loan at June 30, 2021 was $12,721 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2021 was $13,808 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Ltd. — Limited

PLC — Public Limited Company

S&P— Standard & Poor’s

The following is a list of the level of inputs used as of June 30, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,528,580	–	–	1,528,580
Affiliated Partnership	–	13,808	–	13,808
Cash Equivalent	28,927	–	–	28,927

Total Investments in Securities	1,557,507	13,808	–	1,571,315

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	145	–	–	145
Unrealized (Depreciation)	(109)	–	–	(109)

Total Other Financial Instruments	36	–	–	36

*Futures contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

For the period ended June 30, 2021, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s more recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2021 ($ Thousands):

Security Description	Value 9/30/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$ 2,813	$ 106,885	$ (95,889)	$ (2)	$ 1	$ 13,808	13,807,207	$ 78	$ —
SEI Daily Income Trust, Government Fund, Cl F	13,611	213,990	(198,674)	—	—	28,927	28,927,224	1	—

Totals	$ 16,424	$ 320,875	$ (294,563)	$ (2)	$ 1	$ 42,735		$ 79	$ —

Amounts designated as “—” are $0 or have been rounded to $0.

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Large Cap Growth Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.9%

Communication Services — 12.9%
Alphabet Inc, Cl A *	17,738	$43,312
Alphabet Inc, Cl C *	17,131	42,936
Facebook Inc, Cl A *	164,387	57,159
Genius Sports *(A)	409,263	7,682
IAC *	961	148
Interpublic Group of Cos Inc/The	10,780	350
Live Nation Entertainment Inc *	110,139	9,647
Netflix Inc *	11,718	6,190
News Corp, Cl A	13,708	353
Pinterest Inc, Cl A *	215,363	17,003
Roku Inc, Cl A *	36,049	16,556
Sea Ltd ADR *	33,940	9,320
Snap Inc, Cl A *	103,130	7,027
T-Mobile US Inc *	112,916	16,354

		234,037

Consumer Discretionary — 15.8%
Amazon.com Inc, Cl A *	31,870	109,638
AutoZone Inc *	13,698	20,440
Best Buy Co Inc	2,740	315
BRP Inc	42,222	3,309
Carvana Co, Cl A *	16,875	5,093
DraftKings Inc, Cl A *(A)	93,380	4,872
eBay Inc	8,896	625
Etsy Inc *	39,429	8,116
Expedia Group Inc *	57,180	9,361
General Motors Co *	5,870	347
Home Depot Inc/The	29,535	9,418
L Brands Inc	30,675	2,210
Lennar Corp, Cl A	111,324	11,060
Lithia Motors Inc, Cl A	41,472	14,251
Lowe’s Cos Inc	92,133	17,871
Lululemon Athletica Inc *	1,043	381
MGM Resorts International	240,923	10,275
Mohawk Industries Inc *	1,873	360
NIKE Inc, Cl B	106,051	16,384
Qurate Retail Inc *	27,626	362
Starbucks Corp	109,077	12,196
Target Corp, Cl A	2,202	532
Tesla Inc *	21,221	14,424
TJX Cos Inc/The	201,293	13,571
Williams-Sonoma Inc	2,240	358

		285,769

Consumer Staples — 4.1%
Altria Group Inc	15,856	756
Casey’s General Stores Inc	28,791	5,604
Colgate-Palmolive Co	151,490	12,324
Estee Lauder Cos Inc/The, Cl A	2,523	803
Herbalife Nutrition Ltd *	9,043	477
Kroger Co/The	70,592	2,704

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Monster Beverage Corp *	40,771	$3,724
Nu Skin Enterprises Inc, Cl A	38,652	2,190
PepsiCo Inc	141,767	21,006
Procter & Gamble Co/The	65,257	8,805
Spectrum Brands Holdings Inc	8,682	738
Sprouts Farmers Market Inc *	67,618	1,680
US Foods Holding Corp *	364,551	13,984

		74,795

Energy — 0.1%
ConocoPhillips	21,877	1,332

Financials — 6.2%
BlackRock Inc	6,328	5,537
CME Group Inc	71,815	15,274
Discover Financial Services	2,960	350
FactSet Research Systems Inc	17,423	5,847
Moody’s Corp	62,893	22,791
Morgan Stanley	35,523	3,257
MSCI Inc, Cl A	33,429	17,820
PacWest Bancorp	147,923	6,088
S&P Global Inc	34,598	14,201
Santander Consumer USA Holdings Inc	9,663	351
Signature Bank/New York NY, Cl B	29,080	7,143
SLM Corp	18,077	379
SVB Financial Group, Cl B *	7,121	3,962
T Rowe Price Group Inc	8,121	1,608
US Bancorp	120,988	6,893

		111,501

Health Care — 8.9%
Abbott Laboratories	63,753	7,391
Align Technology Inc *	21,610	13,204
Becton Dickinson and Co	36,625	8,907
Catalent Inc *	59,709	6,456
Cerner Corp	4,215	329
Danaher Corp, Cl A	99,177	26,615
DaVita Inc *	2,862	345
Dexcom Inc *	5,094	2,175
Guardant Health Inc *	4,734	588
Humana Inc	744	329
IDEXX Laboratories Inc *	3,010	1,901
Johnson & Johnson	88,455	14,572
Medtronic PLC	70,489	8,750
Mettler-Toledo International Inc *	8,161	11,306
Regeneron Pharmaceuticals Inc *	643	359
Stryker Corp	18,849	4,896
Teleflex Inc	8,552	3,436
UnitedHealth Group Inc	117,712	47,136

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Large Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Veeva Systems Inc, Cl A *	7,738	$2,406

		161,101

Industrials — 7.4%
A O Smith Corp	4,977	359
AGCO Corp	10,495	1,368
AMETEK Inc	3,514	469
Boeing Co/The *	10,439	2,501
Carrier Global Corp	307,241	14,932
Cintas Corp	17,860	6,822
CoStar Group Inc *	19,600	1,623
Deere & Co	7,483	2,639
Eaton Corp PLC	51,820	7,679
Graco Inc	135,851	10,284
Lockheed Martin Corp	21,360	8,082
ManpowerGroup Inc	2,987	355
Middleby Corp/The *	82,741	14,336
Otis Worldwide Corp	108,620	8,882
Robert Half International Inc	3,979	354
Rockwell Automation Inc	1,754	502
Tetra Tech Inc	25,041	3,056
Textron Inc	88,481	6,085
Trane Technologies PLC	77,716	14,310
TransDigm Group Inc *	18,838	12,194
Uber Technologies Inc *	91,587	4,590
Union Pacific Corp	54,750	12,041

		133,463

Information Technology — 41.0%
Adobe Inc *	81,146	47,522
Analog Devices Inc	90,581	15,594
Apple Inc	874,381	119,755
Applied Materials Inc	301,144	42,883
Autodesk Inc, Cl A *	1,172	342
Broadcom Inc	33,429	15,940
Cadence Design Systems Inc *	23,763	3,251
Ceridian HCM Holding Inc *	56,414	5,411
Crowdstrike Holdings Inc, Cl A *	31,781	7,987
Dropbox Inc, Cl A *	17,033	516
EPAM Systems Inc *	18,381	9,392
F5 Networks Inc, Cl A *	1,869	349
Fiserv Inc, Cl A *	74,142	7,925
Five9 Inc *	56,191	10,305
Fortinet Inc *	14,108	3,360
HP Inc	120,795	3,647
Intuit Inc	56,484	27,687
KLA Corp	8,071	2,617
Lam Research Corp	4,374	2,846
Manhattan Associates Inc *	26,208	3,796
Mastercard Inc, Cl A	93,136	34,003
Microsoft Corp	640,364	173,475
Monolithic Power Systems Inc	1,140	426
NetApp Inc	5,151	421

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
NVIDIA Corp	46,381	$37,110
NXP Semiconductors NV	54,514	11,215
Oracle Corp, Cl B	215,412	16,768
PayPal Holdings Inc *	148,411	43,259
Qorvo Inc *	16,463	3,221
QUALCOMM Inc	71,272	10,187
RingCentral Inc, Cl A *	11,518	3,347
salesforce.com *	67,204	16,416
ServiceNow Inc *	10,944	6,014
Taiwan Semiconductor Manufacturing Co Ltd ADR	78,862	9,476
Twilio Inc, Cl A *	2,060	812
VeriSign Inc *	2,983	679
Visa Inc, Cl A	191,735	44,832

		742,786

Materials — 2.5%
Ecolab Inc	3,850	793
Freeport-McMoRan Inc, Cl B	217,648	8,077
International Paper Co	24,177	1,482
Linde PLC	26,887	7,773
Mosaic Co/The	119,384	3,809
Nucor Corp	8,314	798
Reliance Steel & Aluminum Co	2,334	352
Scotts Miracle-Gro Co/The, Cl A	20,570	3,948
Sherwin-Williams Co/The, Cl A	68,472	18,655

		45,687

Total Common Stock (Cost $781,934) ($ Thousands)		1,790,471

AFFILIATED PARTNERSHIP — 0.7%
SEI Liquidity Fund, L.P.
0.030% **†(B)	12,549,800	12,552

Total Affiliated Partnership (Cost $12,552) ($ Thousands)		12,552

CASH EQUIVALENT — 1.1%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	20,879,857	20,880

Total Cash Equivalent (Cost $20,880) ($ Thousands)		20,880

Total Investments in Securities — 100.7% (Cost $815,366) ($ Thousands)		$1,823,903

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Large Cap Growth Fund (Concluded)

A list of the open futures contracts held by the Fund at June 30, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Long Contracts
S&P 500 Index E-MINI	38	Sep-2021	$16,487	$16,726	$239

Percentages are based on Net Assets of $1,811,068 ($ Thousands).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2021.
†	Investment in Affiliated Security.
(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2021. The total market value of securities on loan at June 30, 2021 was $12,313 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2021 was $12,552 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Ltd — Limited

PLC — Public Limited Company

S&P — Standard & Poor’s

The following is a list of the levels of inputs used as of June 30, 2021 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,790,471	–	–	1,790,471
Affiliated Partnership	–	12,552	–	12,552
Cash Equivalent	20,880	–	–	20,880

Total Investments in Securities	1,811,351	12,552	–	1,823,903

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	239	–	–	239

Total Other Financial Instruments	239	–	–	239

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended June 30, 2021, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s more recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2021 ($ Thousands):

Security Description	Value 9/30/2020	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$ 9,033	$ 83,111	$ (79,595)	$ 1	$ 2	$ 12,552	12,549,800	$ 6	$ —
SEI Daily Income Trust, Government Fund, Cl F	15,424	212,275	(206,819)	—	—	20,880	20,879,857	1	—

Totals	$ 24,457	$ 295,386	$ (286,414)	$ 1	$ 2	$ 33,432		$ 7	$ —

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Large Cap Index Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.8%

Communication Services — 10.5%
Activision Blizzard Inc	19,708	$1,881
Alphabet Inc, Cl A *	7,641	18,658
Alphabet Inc, Cl C *	7,202	18,050
Altice USA Inc, Cl A *	5,800	198
AT&T Inc	181,691	5,229
Cable One Inc	138	264
Charter Communications Inc, Cl A *	3,308	2,387
Comcast Corp, Cl A	115,860	6,606
Discovery Inc, Cl A *(A)	4,000	123
Discovery Inc, Cl C *	8,012	232
DISH Network Corp, Cl A *	6,411	268
Electronic Arts Inc	7,406	1,065
Facebook Inc, Cl A *	60,926	21,185
Fox Corp	12,931	472
IAC *	1,920	296
Interpublic Group of Cos Inc/The	10,100	328
Liberty Broadband Corp, Cl A *	600	101
Liberty Broadband Corp, Cl C *	3,763	653
Liberty Media Corp-Liberty Formula One, Cl A *	700	30
Liberty Media Corp-Liberty Formula One, Cl C *	5,100	246
Liberty Media Corp-Liberty SiriusXM *	6,698	311
Live Nation Entertainment Inc *	3,690	323
Lumen Technologies Inc	27,995	380
Madison Square Garden Sports Corp *	453	78
Match Group Inc *	6,783	1,094
Netflix Inc *	10,973	5,796
New York Times Co/The, Cl A	4,100	179
News Corp, Cl A	9,900	255
News Corp, Cl B	3,200	78
Nexstar Media Group Inc, Cl A	1,100	163
Omnicom Group Inc	5,526	442
Pinterest Inc, Cl A *	13,800	1,089
Playtika Holding Corp *	1,800	43
Roku Inc, Cl A *	2,900	1,332
Sirius XM Holdings Inc (A)	19,618	128
Skillz, Cl A *(A)	7,400	161
Spotify Technology SA *	3,460	953
Take-Two Interactive Software Inc, Cl A *	2,987	529
T-Mobile US Inc *	14,859	2,152
TripAdvisor Inc *	2,600	105
Twitter Inc *	20,080	1,382
Verizon Communications Inc	105,273	5,898
ViacomCBS Inc	219	11
ViacomCBS Inc, Cl B	14,392	650
Vimeo *	3,117	153
Walt Disney Co/The *	46,058	8,096
World Wrestling Entertainment Inc, Cl A	1,200	69
Zillow Group Inc, Cl A *	1,500	184

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Zillow Group Inc, Cl C *	4,100	$501
Zynga Inc, Cl A *	23,300	248

		111,055

Consumer Discretionary — 12.1%
Advance Auto Parts Inc	1,675	344
Amazon.com Inc, Cl A *	11,042	37,986
Aptiv PLC *	6,953	1,094
Aramark	5,791	216
AutoNation Inc *	1,500	142
AutoZone Inc *	559	834
Best Buy Co Inc	6,280	722
Booking Holdings Inc *	1,047	2,291
BorgWarner Inc	6,300	306
Boyd Gaming Corp *	2,100	129
Bright Horizons Family Solutions Inc *	1,600	235
Brunswick Corp/DE	2,000	199
Burlington Stores Inc *	1,653	532
Caesars Entertainment Inc *	5,000	519
Capri Holdings Ltd *	3,700	212
CarMax Inc *	4,200	542
Carnival Corp *	21,427	565
Carter’s Inc	1,100	113
Carvana Co, Cl A *	1,900	573
Chegg Inc *	3,300	274
Chipotle Mexican Grill Inc, Cl A *	715	1,109
Choice Hotels International Inc	928	110
Churchill Downs Inc	900	178
Columbia Sportswear Co	1,000	98
Darden Restaurants Inc	3,333	487
Deckers Outdoor Corp *	700	269
Dick’s Sporting Goods Inc	1,592	160
Dollar General Corp	5,996	1,297
Dollar Tree Inc *	6,018	599
Domino’s Pizza Inc	971	453
DoorDash, Cl A *	2,100	374
DR Horton Inc	8,538	772
DraftKings Inc, Cl A *	7,700	402
eBay Inc	17,306	1,215
Etsy Inc *	3,200	659
Expedia Group Inc *	3,543	580
Five Below Inc *	1,383	267
Floor & Decor Holdings Inc, Cl A *	2,400	254
Foot Locker Inc, Cl A	2,700	166
Ford Motor Co *	100,485	1,493
frontdoor Inc *	2,210	110
GameStop Corp, Cl A *	1,500	321
Gap Inc/The	4,600	155
Garmin Ltd	3,900	564
General Motors Co *	34,691	2,053
Gentex Corp	6,235	206
Genuine Parts Co	3,676	465

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Grand Canyon Education Inc *	1,200	$108
H&R Block Inc	4,900	115
Hanesbrands Inc	9,000	168
Harley-Davidson Inc, Cl A	3,900	179
Hasbro Inc	3,302	312
Hayward Holdings *	1,000	26
Hilton Worldwide Holdings Inc *	7,084	854
Home Depot Inc/The	27,327	8,714
Hyatt Hotels Corp, Cl A *	894	69
Kohl’s Corp	4,025	222
L Brands Inc	5,900	425
Las Vegas Sands Corp *	8,546	450
Lear Corp	1,550	272
Leggett & Platt Inc	3,400	176
Lennar Corp, Cl A	6,989	694
Lennar Corp, Cl B	450	37
Leslie’s Inc *	2,700	74
Lithia Motors Inc, Cl A	700	241
LKQ Corp *	6,689	329
Lowe’s Cos Inc	18,259	3,542
Lululemon Athletica Inc *	2,930	1,069
Marriott International Inc/MD, Cl A *	6,955	950
Marriott Vacations Worldwide Corp *	1,000	159
Mattel Inc *	9,000	181
McDonald’s Corp	19,042	4,399
MGM Resorts International	10,253	437
Mohawk Industries Inc *	1,502	289
Newell Brands Inc, Cl B	10,070	277
NIKE Inc, Cl B	31,543	4,873
Nordstrom Inc *	2,700	99
Norwegian Cruise Line Holdings Ltd *	9,363	275
NVR Inc *	84	418
Ollie’s Bargain Outlet Holdings Inc *	1,400	118
O’Reilly Automotive Inc *	1,799	1,019
Peloton Interactive Inc, Cl A *	6,600	819
Penn National Gaming Inc *	3,900	298
Penske Automotive Group Inc, Cl A	800	60
Petco Health & Wellness Co Inc, Cl A *	2,000	45
Planet Fitness Inc, Cl A *	2,100	158
Polaris Inc	1,531	210
Pool Corp	977	448
PulteGroup Inc	6,900	377
PVH Corp *	1,849	199
QuantumScape, Cl A *	2,900	85
Qurate Retail Inc *	9,765	128
Ralph Lauren Corp, Cl A	1,236	146
RH *	400	272
Ross Stores Inc	9,044	1,121
Royal Caribbean Cruises Ltd *	5,523	471
Service Corp International/US	4,300	230
Six Flags Entertainment Corp *	1,900	82
Skechers USA Inc, Cl A *	3,453	172

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Starbucks Corp	30,162	$3,372
Tapestry Inc *	7,108	309
Target Corp, Cl A	12,569	3,039
Tempur Sealy International Inc	4,900	192
Terminix Global Holdings Inc *	3,400	162
Tesla Inc *	19,735	13,414
Thor Industries Inc	1,400	158
TJX Cos Inc/The	31,044	2,093
Toll Brothers Inc	2,900	168
TopBuild Corp *	800	158
Tractor Supply Co	2,937	546
Travel + Leisure Co	2,163	129
Ulta Beauty Inc *	1,381	478
Under Armour Inc, Cl A *	4,715	100
Under Armour Inc, Cl C *	5,100	95
Vail Resorts Inc *	970	307
VF Corp	8,328	683
Vroom Inc *	2,700	113
Wayfair Inc, Cl A *	1,875	592
Wendy’s Co/The	4,600	108
Whirlpool Corp	1,538	335
Williams-Sonoma Inc	2,000	319
Wyndham Hotels & Resorts Inc	2,363	171
Wynn Resorts Ltd *	2,715	332
YETI Holdings Inc *	2,200	202
Yum China Holdings Inc	10,285	681
Yum! Brands Inc	7,809	898

		128,689

Consumer Staples — 5.4%
Albertsons Cos Inc	4,100	81
Altria Group Inc	46,650	2,224
Archer-Daniels-Midland Co	14,371	871
Beyond Meat Inc *	1,400	220
Boston Beer Co Inc/The, Cl A *	229	234
Brown-Forman Corp, Cl A	1,140	80
Brown-Forman Corp, Cl B	4,622	346
Bunge Ltd	3,500	273
Campbell Soup Co	5,000	228
Casey’s General Stores Inc	996	194
Church & Dwight Co Inc	6,410	546
Clorox Co/The	3,271	588
Coca-Cola Co/The	98,724	5,342
Colgate-Palmolive Co	21,079	1,715
Conagra Brands Inc	12,549	456
Constellation Brands Inc, Cl A	4,154	972
Costco Wholesale Corp	11,183	4,425
Coty Inc, Cl A *	7,739	72
Darling Ingredients Inc *	4,100	277
Estee Lauder Cos Inc/The, Cl A	5,875	1,869
Flowers Foods Inc	4,900	119
Freshpet Inc *	1,000	163

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
General Mills Inc	15,761	$960
Grocery Outlet Holding Corp *	1,900	66
Hain Celestial Group Inc/The *	2,100	84
Herbalife Nutrition Ltd *	2,274	120
Hershey Co/The	3,810	664
Hormel Foods Corp	7,137	341
Ingredion Inc	1,710	155
J M Smucker Co/The	2,854	370
Kellogg Co	6,585	424
Keurig Dr Pepper Inc	18,185	641
Kimberly-Clark Corp	8,426	1,127
Kraft Heinz Co/The	16,749	683
Kroger Co/The	19,488	747
Lamb Weston Holdings Inc	3,800	306
McCormick & Co Inc/MD	6,382	564
Molson Coors Beverage Co, Cl B *	4,595	247
Mondelez International Inc, Cl A	35,125	2,193
Monster Beverage Corp *	9,539	871
PepsiCo Inc	35,099	5,201
Philip Morris International Inc	39,637	3,928
Pilgrim’s Pride Corp *	1,300	29
Post Holdings Inc *	1,507	163
Procter & Gamble Co/The	61,853	8,346
Reynolds Consumer Products Inc	1,200	36
Seaboard Corp	6	23
Spectrum Brands Holdings Inc	1,057	90
Sysco Corp, Cl A	12,463	969
Tyson Foods Inc, Cl A	7,371	544
US Foods Holding Corp *	5,597	215
Walgreens Boots Alliance Inc	18,741	986
Walmart Inc	36,442	5,139

		57,527

Energy — 2.7%
Antero Midstream Corp	7,200	75
APA	9,700	210
Baker Hughes Co, Cl A	18,602	425
Cabot Oil & Gas Corp	9,800	171
Cheniere Energy Inc *	5,973	518
Chevron Corp	49,147	5,148
Cimarex Energy Co	2,544	184
ConocoPhillips	34,006	2,071
Continental Resources Inc/OK, Cl A	1,800	68
Devon Energy Corp	16,961	495
Diamondback Energy Inc, Cl A	4,329	406
EOG Resources Inc	15,015	1,253
EQT Corp *	6,967	155
Exxon Mobil Corp	107,584	6,786
Halliburton Co	22,745	526
Hess Corp	7,100	620
HollyFrontier Corp	3,800	125
Kinder Morgan Inc	50,234	916

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Marathon Oil Corp	20,292	$276
Marathon Petroleum Corp	16,712	1,010
New Fortress Energy Inc, Cl A	700	27
NOV Inc *	10,000	153
Occidental Petroleum Corp	21,523	673
ONEOK Inc	11,461	638
Phillips 66	11,262	966
Pioneer Natural Resources Co	5,413	880
Schlumberger NV, Cl A	35,773	1,145
Targa Resources Corp	5,800	258
Texas Pacific Land Corp	149	238
Valero Energy Corp	10,522	822
Williams Cos Inc/The	31,473	836

		28,074

Financials — 11.4%
Affiliated Managers Group Inc	1,133	175
Aflac Inc	17,046	915
AGNC Investment Corp ‡	13,728	232
Alleghany Corp *	354	236
Allstate Corp/The	7,580	989
Ally Financial Inc	9,558	476
American Express Co	16,481	2,723
American Financial Group Inc/OH	1,843	230
American International Group Inc	22,203	1,057
Ameriprise Financial Inc	3,075	765
Annaly Capital Management Inc ‡	36,074	320
Aon PLC, Cl A	5,682	1,357
Apollo Global Management Inc, Cl A	4,400	274
Arch Capital Group Ltd *	10,089	393
Ares Management Corp, Cl A	3,500	223
Arthur J Gallagher & Co	5,166	724
Assurant Inc	1,500	234
Assured Guaranty Ltd	2,014	96
Athene Holding Ltd, Cl A *	2,900	196
Axis Capital Holdings Ltd	2,123	104
Bank of America Corp	191,576	7,899
Bank of Hawaii Corp	1,048	88
Bank of New York Mellon Corp/The	20,585	1,055
Bank OZK	3,200	135
Berkshire Hathaway Inc, Cl B *	47,670	13,248
BlackRock Inc	3,631	3,177
Blackstone Group Inc/The, Cl A	17,200	1,671
BOK Financial Corp	800	69
Brighthouse Financial Inc *	2,300	105
Brown & Brown Inc	6,000	319
Capital One Financial Corp	11,278	1,744
Carlyle Group Inc/The	4,100	191
Cboe Global Markets Inc	2,800	333
CBRE Group Inc, Cl A *	8,600	737
Charles Schwab Corp/The	39,516	2,877
Chubb Ltd	11,257	1,789

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cincinnati Financial Corp	3,900	$455
Citigroup Inc	52,585	3,720
Citizens Financial Group Inc	10,959	503
CME Group Inc	9,156	1,947
CNA Financial Corp	852	39
Comerica Inc	3,553	253
Commerce Bancshares Inc/MO	2,743	205
Credit Acceptance Corp, Cl A *	217	98
Cullen/Frost Bankers Inc	1,414	158
Discover Financial Services	7,920	937
East West Bancorp Inc	3,600	258
Equitable Holdings Inc	10,300	314
Erie Indemnity Co, Cl A	600	116
Evercore Inc, Cl A	983	138
Everest Re Group Ltd	1,009	254
FactSet Research Systems Inc	936	314
Fidelity National Financial Inc	7,110	309
Fifth Third Bancorp	18,500	707
First American Financial Corp	2,900	181
First Citizens BancShares Inc/NC, Cl A	149	124
First Hawaiian Inc	3,200	91
First Horizon Corp	14,000	242
First Republic Bank/CA	4,431	829
FNB Corp/PA	8,200	101
Franklin Resources Inc	7,000	224
Globe Life Inc	2,701	257
GoHealth Inc, Cl A *	900	10
Goldman Sachs Group Inc/The	8,397	3,187
Hanover Insurance Group Inc/The, Cl A	989	134
Hartford Financial Services Group Inc/The	9,159	568
Howard Hughes Corp/The *	963	94
Huntington Bancshares Inc/OH	37,438	534
Interactive Brokers Group Inc, Cl A	1,821	120
Intercontinental Exchange Inc	14,312	1,699
Invesco Ltd	8,462	226
Janus Henderson Group PLC	4,300	167
Jefferies Financial Group Inc	5,700	195
Jones Lang LaSalle Inc *	1,303	255
JPMorgan Chase & Co	76,366	11,878
Kemper Corp, Cl A	1,555	115
KeyCorp	24,888	514
KKR & Co Inc	14,100	835
Lazard Ltd, Cl A (B)	2,500	113
Lemonade Inc *(A)	859	94
Lincoln National Corp	5,077	319
Loews Corp	5,789	316
LPL Financial Holdings Inc	2,000	270
M&T Bank Corp	3,278	476
Markel Corp *	350	415
MarketAxess Holdings Inc	948	439
Marsh & McLennan Cos Inc	13,095	1,842
Mercury General Corp	800	52

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
MetLife Inc	18,415	$1,102
MGIC Investment Corp	8,400	114
Moody’s Corp	4,188	1,518
Morgan Stanley	35,047	3,213
Morningstar Inc, Cl A	500	129
MSCI Inc, Cl A	2,063	1,100
Nasdaq Inc, Cl A	3,000	527
New Residential Investment Corp ‡	12,040	128
New York Community Bancorp Inc	11,300	125
Northern Trust Corp	4,950	572
Old Republic International Corp	7,300	182
OneMain Holdings Inc, Cl A	2,081	125
PacWest Bancorp	3,000	123
People’s United Financial Inc	10,624	182
Pinnacle Financial Partners Inc	1,900	168
PNC Financial Services Group Inc/The	10,777	2,056
Popular Inc	2,100	158
Primerica Inc	981	150
Principal Financial Group Inc, Cl A	6,934	438
Progressive Corp/The	15,107	1,484
Prosperity Bancshares Inc	2,300	165
Prudential Financial Inc	10,226	1,048
Raymond James Financial Inc	3,170	412
Regions Financial Corp	24,612	497
Reinsurance Group of America Inc, Cl A	1,724	197
RenaissanceRe Holdings Ltd	1,275	190
Rocket Cos Inc, Cl A *	2,900	56
S&P Global Inc	6,120	2,512
Santander Consumer USA Holdings Inc	1,800	65
SEI Investments Co †	2,900	180
Signature Bank/New York NY, Cl B	1,478	363
SLM Corp	9,540	200
Starwood Property Trust Inc ‡	7,200	188
State Street Corp	9,109	749
Sterling Bancorp/DE	4,900	121
Stifel Financial Corp	2,600	169
SVB Financial Group, Cl B *	1,364	759
Synchrony Financial	14,956	726
Synovus Financial Corp	3,800	167
T Rowe Price Group Inc	5,871	1,162
TFS Financial Corp	1,417	29
Tradeweb Markets Inc, Cl A	2,600	220
Travelers Cos Inc/The	6,508	974
Truist Financial Corp	33,684	1,869
Umpqua Holdings Corp	5,419	100
Unum Group	5,175	147
Upstart Holdings Inc *	400	50
US Bancorp	33,880	1,930
UWM Holdings	1,100	9
Virtu Financial Inc, Cl A	1,700	47
Voya Financial Inc	3,200	197
W R Berkley Corp	3,600	268

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Webster Financial Corp	2,300	$123
Wells Fargo & Co	105,191	4,764
Western Alliance Bancorp	2,500	232
White Mountains Insurance Group Ltd	95	109
Willis Towers Watson PLC	3,286	756
Wintrust Financial Corp	1,400	106
Zions Bancorp NA	4,100	217

		120,464

Health Care — 12.9%
10X Genomics Inc, Cl A *	2,100	411
Abbott Laboratories	44,186	5,122
AbbVie Inc	44,961	5,064
ABIOMED Inc *	1,148	358
Acadia Healthcare Co Inc, Cl A *	2,200	138
Acceleron Pharma Inc *	1,300	163
Adaptive Biotechnologies Corp *	2,700	110
Agilent Technologies Inc	7,879	1,165
agilon health *	1,300	53
Alexion Pharmaceuticals Inc *	5,501	1,011
Align Technology Inc *	2,002	1,223
Alnylam Pharmaceuticals Inc *	2,974	504
Amedisys Inc *	800	196
AmerisourceBergen Corp, Cl A	3,795	434
Amgen Inc, Cl A	14,532	3,542
Anthem Inc	6,225	2,377
Avantor Inc *	14,620	519
Baxter International Inc	12,765	1,028
Becton Dickinson and Co	7,453	1,812
Biogen Inc *	3,815	1,321
BioMarin Pharmaceutical Inc *	4,637	387
Bio-Rad Laboratories Inc, Cl A *	544	350
Bio-Techne Corp	1,018	458
Boston Scientific Corp *	35,496	1,518
Bristol-Myers Squibb Co	56,842	3,798
Bruker Corp	2,600	198
Cardinal Health Inc	7,500	428
Catalent Inc *	4,223	457
Centene Corp *	14,795	1,079
Cerner Corp	7,800	610
Certara Inc *	1,100	31
Change Healthcare Inc *	6,035	139
Charles River Laboratories International Inc *	1,258	465
Chemed Corp	415	197
Cigna Corp	8,644	2,049
Cooper Cos Inc/The, Cl A	1,254	497
CureVac *(A)	1,300	96
CVS Health Corp	33,436	2,790
Danaher Corp, Cl A	16,142	4,332
DaVita Inc *	1,900	229
DENTSPLY SIRONA Inc	5,600	354

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Dexcom Inc *	2,397	$1,024
Edwards Lifesciences Corp, Cl A *	15,947	1,652
Elanco Animal Health Inc *	11,677	405
Eli Lilly and Co	21,605	4,959
Encompass Health Corp	2,500	195
Envista Holdings Corp *	4,100	177
Exact Sciences Corp *	4,300	535
Exelixis Inc *	7,800	142
Gilead Sciences Inc	31,600	2,176
Globus Medical Inc, Cl A *	1,900	147
Guardant Health Inc *	2,100	261
HCA Healthcare Inc	6,549	1,354
Henry Schein Inc *	3,647	271
Hill-Rom Holdings Inc	1,750	199
Hologic Inc *	6,600	440
Horizon Therapeutics PLC *	5,500	515
Humana Inc	3,275	1,450
ICU Medical Inc *	459	94
IDEXX Laboratories Inc *	2,105	1,329
Illumina Inc *	3,685	1,744
Incyte Corp *	4,743	399
Insulet Corp *	1,719	472
Integra LifeSciences Holdings Corp *	1,800	123
Intuitive Surgical Inc *	2,993	2,752
Ionis Pharmaceuticals Inc *	3,400	136
Iovance Biotherapeutics Inc *	3,400	88
IQVIA Holdings Inc *	4,916	1,191
Jazz Pharmaceuticals PLC *	1,521	270
Johnson & Johnson	66,925	11,025
Laboratory Corp of America Holdings *	2,500	690
Maravai LifeSciences Holdings Inc, Cl A *	2,200	92
Masimo Corp *	1,200	291
McKesson Corp	4,140	792
Medtronic PLC	33,903	4,208
Merck & Co Inc	64,402	5,009
Mettler-Toledo International Inc *	593	821
Mirati Therapeutics Inc *	1,000	162
Moderna Inc *	8,500	1,997
Molina Healthcare Inc *	1,495	378
Natera Inc *	2,000	227
Nektar Therapeutics, Cl A *	4,500	77
Neurocrine Biosciences Inc *	2,384	232
Novavax Inc *	1,900	403
Novocure Ltd *	2,600	577
Oak Street Health Inc *	2,600	152
Organon *	6,470	196
Penumbra Inc *	800	219
PerkinElmer Inc	2,900	448
Perrigo Co PLC	3,493	160
Pfizer Inc	141,821	5,554
PPD Inc *	4,126	190
Premier Inc, Cl A	3,000	104

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
QIAGEN NV *	5,800	$281
Quest Diagnostics Inc	3,500	462
Quidel Corp *	1,000	128
Regeneron Pharmaceuticals Inc *	2,517	1,406
Repligen Corp *	1,350	269
ResMed Inc	3,653	901
Royalty Pharma PLC, Cl A	8,200	336
Sage Therapeutics Inc *	1,300	74
Sarepta Therapeutics Inc *	1,900	148
Seagen Inc *	3,261	515
Signify Health Inc, Cl A *	500	15
Sotera Health Co *	2,000	48
STERIS PLC	2,500	516
Stryker Corp	8,899	2,311
Syneos Health Inc, Cl A *	2,559	229
Tandem Diabetes Care Inc *	1,562	152
Teladoc Health Inc *	3,710	617
Teleflex Inc	1,194	480
Thermo Fisher Scientific Inc	9,981	5,035
Ultragenyx Pharmaceutical Inc *	1,600	153
United Therapeutics Corp *	1,132	203
UnitedHealth Group Inc	23,885	9,564
Universal Health Services Inc, Cl B	1,875	275
Veeva Systems Inc, Cl A *	3,518	1,094
Vertex Pharmaceuticals Inc *	6,711	1,353
Viatris Inc, Cl W *	30,930	442
Waters Corp *	1,554	537
West Pharmaceutical Services Inc	1,890	679
Zimmer Biomet Holdings Inc	5,322	856
Zoetis Inc, Cl A	11,959	2,229

		136,825

Industrials — 8.9%
3M Co	14,695	2,919
A O Smith Corp	3,400	245
Acuity Brands Inc	878	164
ADT Inc	4,000	43
Advanced Drainage Systems Inc	1,400	163
AECOM *	3,600	228
AGCO Corp	1,600	209
Air Lease Corp, Cl A	2,800	117
Alaska Air Group Inc *	3,100	187
Allegion PLC	2,350	327
Allison Transmission Holdings Inc	2,800	111
AMERCO *	210	124
American Airlines Group Inc *	15,772	335
AMETEK Inc	5,883	785
Armstrong World Industries Inc	1,200	129
Axon Enterprise Inc *	1,600	283
AZEK Co Inc/The, Cl A *	2,800	119
Boeing Co/The *	13,488	3,231
Builders FirstSource Inc *	5,200	222

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
BWX Technologies Inc, Cl W	2,400	$139
Carlisle Cos Inc	1,324	253
Carrier Global Corp	22,352	1,086
Caterpillar Inc, Cl A	13,991	3,045
CH Robinson Worldwide Inc	3,455	324
ChargePoint Holdings *	3,200	111
Cintas Corp	2,265	865
Clarivate Analytics PLC *	10,400	286
Clean Harbors Inc *	1,300	121
Colfax Corp *	2,900	133
Copa Holdings SA, Cl A *	833	63
Copart Inc *	5,260	693
CoStar Group Inc *	10,000	828
Crane Co, Cl A	1,200	111
CSX Corp	57,030	1,830
Cummins Inc	3,774	920
Curtiss-Wright Corp	1,100	131
Deere & Co	7,242	2,554
Delta Air Lines Inc, Cl A *	16,521	715
Donaldson Co Inc, Cl A	3,200	203
Dover Corp	3,687	555
Driven Brands Holdings Inc *	900	28
Dun & Bradstreet Holdings Inc *	3,500	75
Eaton Corp PLC	10,111	1,498
Emerson Electric Co	15,343	1,477
Equifax Inc	3,069	735
Expeditors International of Washington Inc	4,400	557
Fastenal Co, Cl A	14,787	769
FedEx Corp	6,289	1,876
Flowserve Corp	3,400	137
Fortive Corp	8,259	576
Fortune Brands Home & Security Inc	3,561	355
FTI Consulting Inc *	952	130
Gates Industrial Corp PLC *	1,600	29
Generac Holdings Inc *	1,600	664
General Dynamics Corp	6,510	1,226
General Electric Co	220,361	2,966
Graco Inc	4,200	318
HEICO Corp	1,150	160
HEICO Corp, Cl A	2,000	248
Hexcel Corp, Cl A *	2,100	131
Honeywell International Inc	17,687	3,880
Howmet Aerospace Inc *	10,300	355
Hubbell Inc, Cl B	1,405	263
Huntington Ingalls Industries Inc, Cl A	1,027	216
IAA Inc *	3,400	185
IDEX Corp	1,903	419
IHS Markit Ltd	9,456	1,065
Illinois Tool Works Inc	7,989	1,786
Ingersoll Rand Inc *	9,549	466
ITT Inc	2,248	206
Jacobs Engineering Group Inc	3,395	453

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
JB Hunt Transport Services Inc	2,169	$353
JetBlue Airways Corp *	8,197	138
Johnson Controls International PLC	17,890	1,228
Kansas City Southern	2,280	646
Kirby Corp *	1,500	91
Knight-Swift Transportation Holdings Inc, Cl A	4,027	183
L3Harris Technologies Inc	5,145	1,112
Landstar System Inc	946	149
Lennox International Inc	835	293
Lincoln Electric Holdings Inc	1,500	198
Lockheed Martin Corp	6,292	2,381
Lyft Inc, Cl A *	7,100	429
ManpowerGroup Inc	1,488	177
Masco Corp	6,600	389
MasTec Inc *	1,400	149
Mercury Systems Inc *	1,400	93
Middleby Corp/The *	1,383	240
MSA Safety Inc	900	149
MSC Industrial Direct Co Inc, Cl A	1,179	106
Nielsen Holdings PLC	9,100	225
Nordson Corp	1,443	317
Norfolk Southern Corp	6,434	1,708
Northrop Grumman Corp	3,829	1,392
nVent Electric PLC	4,000	125
Old Dominion Freight Line Inc, Cl A	2,526	641
Oshkosh Corp	1,800	224
Otis Worldwide Corp	10,926	893
Owens Corning	2,760	270
PACCAR Inc	8,755	781
Parker-Hannifin Corp, Cl A	3,306	1,015
Pentair PLC	4,200	283
Plug Power Inc *	12,600	431
Quanta Services Inc	3,500	317
Raytheon Technologies Corp	38,240	3,262
Regal Beloit Corp	1,100	147
Republic Services Inc	5,400	594
Robert Half International Inc	2,800	249
Rockwell Automation Inc	3,003	859
Rollins Inc	5,700	195
Roper Technologies Inc	2,672	1,256
Ryder System Inc	1,300	97
Schneider National Inc, Cl B	1,500	33
Sensata Technologies Holding PLC *	3,900	226
Shoals Technologies Group Inc, Cl A *	2,294	81
SiteOne Landscape Supply Inc *	1,100	186
Snap-on Inc	1,419	317
Southwest Airlines Co, Cl A *	15,244	809
Spirit AeroSystems Holdings Inc, Cl A	2,700	127
Stanley Black & Decker Inc	4,025	825
Stericycle Inc, Cl A *	2,300	165
Sunrun Inc *	5,000	279

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Teledyne Technologies Inc *	1,150	$482
Textron Inc	5,838	401
Timken Co/The	1,600	129
Toro Co/The	2,800	308
Trane Technologies PLC	6,196	1,141
TransDigm Group Inc *	1,342	869
TransUnion	4,900	538
Trex Co Inc *	3,000	307
TuSimple Holdings, Cl A *	900	64
Uber Technologies Inc *	40,650	2,037
Union Pacific Corp	16,913	3,720
United Airlines Holdings Inc *	7,973	417
United Parcel Service Inc, Cl B	18,524	3,852
United Rentals Inc *	1,849	590
Univar Solutions Inc *	4,300	105
Valmont Industries Inc	500	118
Verisk Analytics Inc, Cl A	4,095	715
Vertiv Holdings Co, Cl A	6,100	167
Virgin Galactic Holdings Inc *(A)	3,628	167
Waste Management Inc	10,905	1,528
Watsco Inc	776	222
Westinghouse Air Brake Technologies Corp	4,666	384
Woodward Inc	1,497	184
WW Grainger Inc	1,111	487
XPO Logistics Inc *	2,333	326
Xylem Inc/NY	4,638	556

		94,803

Information Technology — 27.3%
Accenture PLC, Cl A	16,150	4,761
Adobe Inc *	12,129	7,103
Advanced Micro Devices Inc *	30,952	2,907
Akamai Technologies Inc *	4,100	478
Allegro MicroSystems Inc *	1,300	36
Alliance Data Systems Corp	1,176	123
Alteryx Inc, Cl A *	1,400	120
Amdocs Ltd	3,300	255
Amphenol Corp, Cl A	15,032	1,028
Analog Devices Inc	9,354	1,610
Anaplan Inc *	3,400	181
ANSYS Inc *	2,148	745
Apple Inc	399,361	54,696
Applied Materials Inc	23,097	3,289
Arista Networks Inc *	1,483	537
Arrow Electronics Inc, Cl A *	1,931	220
Aspen Technology Inc *	1,742	240
Atlassian Corp PLC, Cl A *	3,343	859
Autodesk Inc, Cl A *	5,682	1,659
Automatic Data Processing Inc	10,679	2,121
Avalara Inc *	2,143	347
Avnet Inc	2,500	100
Bentley Systems, Cl B	3,400	220

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Bill.com Holdings Inc *	1,900	$348
Black Knight Inc *	3,900	304
Booz Allen Hamilton Holding Corp, Cl A	3,440	293
Broadcom Inc	10,091	4,812
Broadridge Financial Solutions Inc	2,981	482
Brooks Automation Inc	1,800	172
C3.ai Inc, Cl A *	400	25
CACI International Inc, Cl A *	592	151
Cadence Design Systems Inc *	7,164	980
CDK Global Inc	3,076	153
CDW Corp/DE	3,645	637
Ceridian HCM Holding Inc *	2,955	283
Ciena Corp *	3,900	222
Cirrus Logic Inc *	1,500	128
Cisco Systems Inc/Delaware	107,357	5,690
Citrix Systems Inc	3,202	376
Cloudflare Inc, Cl A *	6,300	667
Cognex Corp	4,300	361
Cognizant Technology Solutions Corp, Cl A	13,761	953
Coherent Inc *	643	170
CommScope Holding Co Inc *	5,100	109
Concentrix Corp *	1,100	177
Corning Inc, Cl B	19,414	794
Coupa Software Inc *	1,766	463
Cree Inc *	2,830	277
Crowdstrike Holdings Inc, Cl A *	4,000	1,005
Datadog Inc, Cl A *	5,700	593
Datto Holding Corp *	500	14
Dell Technologies Inc, Cl C *	6,727	670
DocuSign Inc, Cl A *	4,820	1,348
Dolby Laboratories Inc, Cl A	1,653	162
DoubleVerify Holdings *	400	17
Dropbox Inc, Cl A *	7,700	233
Duck Creek Technologies Inc *	1,900	83
DXC Technology Co *	6,481	252
Dynatrace Inc *	4,700	275
Elastic NV *	1,700	248
Enphase Energy Inc *	3,300	606
Entegris Inc	3,500	430
EPAM Systems Inc *	1,353	691
Euronet Worldwide Inc *	1,300	176
Everbridge Inc *	900	122
F5 Networks Inc, Cl A *	1,641	306
Fair Isaac Corp *	719	361
Fastly Inc, Cl A *(A)	2,700	161
Fidelity National Information Services Inc, Cl B	15,572	2,206
FireEye Inc *	5,600	113
First Solar Inc *	2,400	217
Fiserv Inc, Cl A *	15,228	1,628
Five9 Inc *	1,600	293
FleetCor Technologies Inc *	2,120	543

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Fortinet Inc *	3,434	$818
Gartner Inc *	2,125	515
Genpact Ltd	4,900	223
Global Payments Inc	7,377	1,383
Globant SA *	1,000	219
GoDaddy Inc, Cl A *	4,325	376
Guidewire Software Inc, Cl Z *	2,182	246
Hewlett Packard Enterprise Co	33,007	481
HP Inc	30,965	935
HubSpot Inc *	1,143	666
Intel Corp	102,776	5,770
International Business Machines Corp	22,585	3,311
Intuit Inc	6,501	3,187
IPG Photonics Corp *	933	197
Jabil Inc	3,800	221
Jack Henry & Associates Inc	1,954	320
Jamf Holding Corp *	1,290	43
Juniper Networks Inc	8,400	230
Keysight Technologies Inc *	4,832	746
KLA Corp	3,893	1,262
Lam Research Corp	3,590	2,336
Leidos Holdings Inc	3,500	354
Littelfuse Inc	600	153
Lumentum Holdings Inc *	1,900	156
Manhattan Associates Inc *	1,605	232
Marvell Technology	20,059	1,170
Mastercard Inc, Cl A	22,229	8,116
Maxim Integrated Products Inc *	6,858	723
McAfee Corp, Cl A	800	22
Medallia Inc *	2,200	74
Microchip Technology Inc	6,461	967
Micron Technology Inc *	28,709	2,440
Microsoft Corp	191,760	51,948
MKS Instruments Inc	1,400	249
MongoDB Inc, Cl A *	1,368	495
Monolithic Power Systems Inc	1,135	424
Motorola Solutions Inc	4,336	940
National Instruments Corp	3,327	141
nCino Inc *	1,200	72
NCR Corp *	3,223	147
NetApp Inc	5,700	466
New Relic Inc *	1,400	94
NortonLifeLock Inc	14,101	384
Nuance Communications Inc *	7,300	397
Nutanix Inc, Cl A *	4,859	186
NVIDIA Corp	15,215	12,174
NXP Semiconductors NV	6,900	1,419
Okta Inc, Cl A *	3,138	768
ON Semiconductor Corp *	10,600	406
Opendoor Technologies *	8,700	154
Oracle Corp, Cl B	43,905	3,418
Palantir Technologies, Cl A *	40,900	1,078

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Palo Alto Networks Inc *	2,461	$913
Paychex Inc	8,290	890
Paycom Software Inc *	1,216	442
Paylocity Holding Corp *	1,000	191
PayPal Holdings Inc *	29,852	8,701
Paysafe *(A)	7,800	94
Pegasystems Inc	1,000	139
Proofpoint Inc *	1,500	261
PTC Inc *	2,665	376
Pure Storage Inc, Cl A *	6,300	123
Qorvo Inc *	2,968	581
QUALCOMM Inc	28,717	4,104
RingCentral Inc, Cl A *	1,978	575
Sabre Corp *	7,900	99
salesforce.com Inc *	22,501	5,496
Science Applications International Corp	1,500	132
ServiceNow Inc *	5,023	2,760
Shift4 Payments, Cl A *	1,100	103
Skyworks Solutions Inc	4,226	810
Slack Technologies Inc, Cl A *	12,700	563
Smartsheet Inc, Cl A *	2,900	210
Snowflake, Cl A *	3,000	725
SolarWinds Corp *	1,100	19
Splunk Inc *	4,182	605
Square Inc, Cl A *	9,853	2,402
SS&C Technologies Holdings Inc	5,800	418
StoneCo Ltd, Cl A *	5,300	355
Switch Inc, Cl A	2,200	46
SYNNEX Corp	1,100	134
Synopsys Inc *	3,903	1,076
Teradata Corp *	2,697	135
Teradyne Inc	4,254	570
Texas Instruments Inc	23,526	4,524
Trade Desk Inc/The, Cl A *	10,610	821
Trimble Inc *	6,400	524
Twilio Inc, Cl A *	4,062	1,601
Tyler Technologies Inc *	1,060	480
Ubiquiti Inc	169	53
Unity Software Inc *	3,753	412
Universal Display Corp	1,142	254
VeriSign Inc *	2,608	594
Viasat Inc *	1,600	80
Visa Inc, Cl A	42,966	10,046
VMware Inc, Cl A *(A)	2,094	335
Vontier	3,963	129
Western Digital Corp *	7,892	562
Western Union Co/The	10,700	246
WEX Inc *	1,095	212
Wix.com Ltd *	1,300	378
Workday Inc, Cl A *	4,597	1,098
Xerox Holdings Corp	4,300	101
Xilinx Inc *	6,286	909

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Zebra Technologies Corp, Cl A *	1,347	$713
Zendesk Inc *	2,952	426
Zoom Video Communications Inc, Cl A *	5,400	2,090
Zscaler Inc *	1,900	411

		289,714

Materials — 2.4%
Air Products and Chemicals Inc	5,615	1,615
Albemarle Corp	2,956	498
Alcoa Corp *	4,700	173
Amcor PLC	40,400	463
AptarGroup Inc	1,700	239
Ardagh Group SA, Cl A	500	12
Ashland Global Holdings Inc	1,400	123
Avery Dennison Corp	2,123	446
Axalta Coating Systems Ltd *	5,400	165
Ball Corp	8,235	667
Berry Global Group Inc *	3,477	227
Celanese Corp, Cl A	2,938	445
CF Industries Holdings Inc	5,437	280
Chemours Co/The	4,200	146
Cleveland-Cliffs Inc *	11,500	248
Corteva Inc	18,734	831
Crown Holdings Inc	3,300	337
Diversey Holdings *	1,300	23
Dow Inc	19,175	1,213
DuPont de Nemours Inc	13,838	1,071
Eagle Materials Inc	1,059	151
Eastman Chemical Co	3,532	412
Ecolab Inc	6,446	1,328
Element Solutions Inc	5,400	126
FMC Corp	3,310	358
Freeport-McMoRan Inc, Cl B	37,502	1,392
Graphic Packaging Holding Co	6,800	123
Huntsman Corp	5,105	135
International Flavors & Fragrances Inc	6,449	963
International Paper Co	10,091	619
Louisiana-Pacific Corp	2,600	157
LyondellBasell Industries NV, Cl A	6,661	685
Martin Marietta Materials Inc, Cl A	1,575	554
Mosaic Co/The	8,900	284
NewMarket Corp	182	59
Newmont Corp	20,770	1,316
Nucor Corp	7,741	743
Olin Corp	3,700	171
Packaging Corp of America	2,427	329
PPG Industries Inc	6,130	1,041
Reliance Steel & Aluminum Co	1,687	255
Royal Gold Inc, Cl A	1,647	188
RPM International Inc	3,300	293
Scotts Miracle-Gro Co/The, Cl A	1,077	207
Sealed Air Corp	4,000	237

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	9

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sherwin-Williams Co/The, Cl A	6,142	$1,673
Silgan Holdings Inc	2,030	84
Sonoco Products Co	2,600	174
Southern Copper Corp	2,100	135
Steel Dynamics Inc	5,149	307
United States Steel Corp	6,700	161
Valvoline Inc	4,600	149
Vulcan Materials Co	3,439	599
W R Grace & Co *	1,400	97
Westlake Chemical Corp	832	75
Westrock Co	6,700	357

		25,159

Real Estate — 2.9%
Alexandria Real Estate Equities Inc ‡	3,689	671
American Campus Communities Inc ‡	3,600	168
American Homes 4 Rent, Cl A ‡	7,100	276
American Tower Corp, Cl A ‡	11,391	3,077
Americold Realty Trust ‡	6,100	231
Apartment Income Corp ‡	3,865	183
AvalonBay Communities Inc ‡	3,628	757
Boston Properties Inc ‡	4,062	465
Brixmor Property Group Inc ‡	7,600	174
Brookfield Property Inc, Cl A ‡	827	16
Camden Property Trust ‡	2,400	318
CoreSite Realty Corp ‡	1,000	135
Cousins Properties Inc ‡	3,800	140
Crown Castle International Corp ‡	10,821	2,111
CubeSmart ‡	5,000	232
CyrusOne Inc ‡	3,054	218
Digital Realty Trust Inc, Cl A ‡	7,164	1,078
Douglas Emmett Inc ‡	4,300	145
Duke Realty Corp ‡	9,500	450
EPR Properties, Cl A *‡	1,900	100
Equinix Inc ‡	2,275	1,826
Equity LifeStyle Properties Inc ‡	4,500	334
Equity Residential ‡	9,483	730
Essex Property Trust Inc ‡	1,617	485
Extra Space Storage Inc ‡	3,300	541
Federal Realty Investment Trust ‡	1,946	228
First Industrial Realty Trust Inc ‡	3,300	172
Gaming and Leisure Properties Inc ‡	5,610	260
Healthcare Trust of America Inc, Cl A ‡	5,700	152
Healthpeak Properties Inc ‡	13,970	465
Highwoods Properties Inc ‡	2,578	116
Host Hotels & Resorts Inc *‡	18,102	309
Hudson Pacific Properties Inc ‡	3,800	106
Invitation Homes Inc ‡	14,400	537
Iron Mountain Inc ‡	7,300	309
JBG SMITH Properties ‡	3,100	98
Kilroy Realty Corp ‡	3,000	209
Kimco Realty Corp ‡	10,600	221

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Lamar Advertising Co, Cl A ‡	2,200	$230
Life Storage Inc ‡	1,900	204
Medical Properties Trust Inc ‡	14,835	298
Mid-America Apartment Communities Inc ‡	2,900	488
National Retail Properties Inc ‡	4,500	211
Omega Healthcare Investors Inc ‡	6,045	219
Park Hotels & Resorts Inc *‡	6,000	124
Prologis Inc ‡	18,520	2,214
Public Storage ‡	3,910	1,176
Rayonier Inc ‡	3,400	122
Realty Income Corp ‡	9,681	646
Regency Centers Corp ‡	4,300	275
Rexford Industrial Realty Inc ‡	3,300	188
SBA Communications Corp, Cl A ‡	2,837	904
Simon Property Group Inc ‡	8,435	1,101
SL Green Realty ‡	1,832	147
Spirit Realty Capital Inc ‡	2,878	138
STORE Capital Corp ‡	6,200	214
Sun Communities Inc ‡	2,700	463
UDR Inc ‡	7,600	372
Ventas Inc ‡	9,590	548
VEREIT Inc ‡	5,540	254
VICI Properties Inc ‡	13,694	425
Vornado Realty Trust ‡	4,600	215
Weingarten Realty Investors ‡	3,200	103
Welltower Inc ‡	10,800	897
Weyerhaeuser Co ‡	19,397	668
WP Carey Inc ‡	4,490	335

		31,222

Utilities — 2.3%
AES Corp/The	17,000	443
Alliant Energy Corp	6,421	358
Ameren Corp	6,325	506
American Electric Power Co Inc	12,829	1,085
American Water Works Co Inc	4,727	729
Atmos Energy Corp	3,266	314
Avangrid Inc	1,400	72
Brookfield Renewable, Cl A	3,200	134
CenterPoint Energy Inc	14,655	359
CMS Energy Corp	7,310	432
Consolidated Edison Inc	8,839	634
Dominion Energy Inc	20,302	1,494
DTE Energy Co	5,013	650
Duke Energy Corp	19,452	1,920
Edison International	9,193	532
Entergy Corp	5,189	517
Essential Utilities Inc	5,800	265
Evergy Inc	5,817	352
Eversource Energy	8,898	714
Exelon Corp	25,139	1,114
FirstEnergy Corp	13,900	517

10	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hawaiian Electric Industries Inc	2,800	$118
IDACORP Inc, Cl A	1,300	127
MDU Resources Group Inc	5,000	157
National Fuel Gas Co	2,200	115
NextEra Energy Inc	49,935	3,659
NiSource Inc	9,800	240
NRG Energy Inc	6,400	258
OGE Energy Corp	5,200	175
PG&E Corp *	38,006	387
Pinnacle West Capital Corp	2,900	238
PPL Corp	20,003	560
Public Service Enterprise Group Inc	13,080	781
Sempra Energy	7,814	1,035
Southern Co/The	27,262	1,650
UGI Corp	5,430	251
Vistra Corp	12,469	231
WEC Energy Group Inc	8,184	728
Xcel Energy Inc	13,590	895

		24,746

Total Common Stock (Cost $720,011) ($ Thousands)		1,048,278

AFFILIATED PARTNERSHIP — 0.1%
SEI Liquidity Fund, L.P.
0.030% **†(C)	643,754	644

Total Affiliated Partnership (Cost $644) ($ Thousands)		644

CASH EQUIVALENT — 1.1%
SEI Daily Income Trust, Government Fund, Cl F
0.010% **†	11,476,294	11,476

Total Cash Equivalent (Cost $11,476) ($ Thousands)		11,476

Total Investments in Securities — 100.0% (Cost $732,131) ($ Thousands)		$1,060,398

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	11

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Large Cap Index Fund (Concluded)

A list of the open futures contracts held by the Fund at June 30, 2021 is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
S&P 500 Index E-MINI	55	Sep-2021	$11,647	$11,794	$147
S&P Mid Cap 400 Index E-MINI	3	Sep-2021	812	808	(4)

			$12,459	$12,602	$143

Percentages are based on Net Assets of $1,060,362 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2021.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2021. The total market value of securities on loan at June 30, 2021 was $1,291 ($ Thousands).
(B)	Security is a Master Limited Partnership. At June 30, 2021, such securities amounted to $113 ($ Thousands), or 0.0% of the Net Assets of the Fund.
(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2021 was $644 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

Ltd — Limited

PLC — Public Limited Company

S&P — Standard & Poor’s

The following is a list of the levels of inputs used as of June 30, 2021 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,048,278	–	–	1,048,278
Affiliated Partnership	–	644	–	644
Cash Equivalent	11,476	–	–	11,476

Total Investments in Securities	1,059,754	644	–	1,060,398

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	147	–	–	147
Unrealized Depreciation	(4)	–	–	(4)

Total Other Financial Instruments	143	–	–	143

* Futures contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

For the period ended June 30, 2021, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s more recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2021 ($ Thousands):

Security Description	Value 9/30/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2021	Shares	Income	Capital Gains
SEI Investment Co	$ 127	$ 24	$ —	$ —	$ 29	$ 180	2,900	$ 2	$ —
SEI Liquidity Fund, L.P.	924	4,298	(4,578)	—	—	644	643,754	7	—
SEI Daily Income Trust, Government Fund, Cl F	14,553	137,381	(140,458)	—	—	11,476	11,476,294	1	—

Totals	$15,604	$141,703	$ (145,036)	$ —	$ 29	$ 12,300		$ 10	$ —

Amounts designated as “—” are $0 or have been rounded to $0.

12	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Tax-Managed Large Cap Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 99.1%

Communication Services — 5.7%
Alphabet Inc, Cl A *	26,214	$64,009
Alphabet Inc, Cl C *	22,848	57,264
AT&T Inc	308,751	8,886
BCE Inc (A)	440,518	21,726
Charter Communications Inc, Cl A *	14,857	10,719
Comcast Corp, Cl A	121,805	6,945
Electronic Arts Inc	48,975	7,044
Facebook Inc, Cl A *	135,757	47,204
Lumen Technologies Inc	162,240	2,205
Omnicom Group Inc	97,998	7,839
TEGNA Inc	153,973	2,889
Verizon Communications Inc	144,030	8,070
ViacomCBS Inc, Cl B	300,000	13,560
Walt Disney Co/The *	22,000	3,867

		262,227

Consumer Discretionary — 11.9%
Amazon.com Inc, Cl A *	18,448	63,464
AutoZone Inc *	16,513	24,641
Best Buy Co Inc	186,465	21,440
Booking Holdings Inc *	2,537	5,551
BorgWarner Inc	196,841	9,555
Brinker International Inc *	141,821	8,771
Carnival Corp *	357,842	9,433
Darden Restaurants Inc	3,127	456
Dick’s Sporting Goods Inc	133,982	13,424
Dollar General Corp	222,711	48,192
Domino’s Pizza Inc	16,892	7,880
DR Horton Inc	16,198	1,464
eBay Inc	127,055	8,921
Foot Locker Inc, Cl A	65,687	4,048
General Motors Co *	72,158	4,270
Genuine Parts Co	98,621	12,473
Goodyear Tire & Rubber Co/The *	406,438	6,970
Harley-Davidson Inc, Cl A	88,020	4,033
Home Depot Inc/The	28,380	9,050
L Brands Inc	16,235	1,170
Lear Corp	89,362	15,663
Lowe’s Cos Inc	328,236	63,668
Magna International Inc, Cl A	19,822	1,836
NIKE Inc, Cl B	357,743	55,268
O’Reilly Automotive Inc *	1,906	1,079
PulteGroup Inc	251,522	13,726
Ross Stores Inc	218,925	27,147
Royal Caribbean Cruises Ltd *	71,822	6,125
Starbucks Corp	68,046	7,608
Target Corp, Cl A	185,748	44,903
TJX Cos Inc/The	374,562	25,253
TopBuild Corp *	51,115	10,109
Whirlpool Corp	59,551	12,983

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Yum China Holdings Inc	52,847	$3,501

		554,075

Consumer Staples — 8.4%
Altria Group Inc	561,690	26,782
Archer-Daniels-Midland Co	50,878	3,083
Coca-Cola Co/The	123,765	6,697
Colgate-Palmolive Co	28,059	2,283
Conagra Brands Inc	429,158	15,613
Constellation Brands Inc, Cl A	10,975	2,567
Costco Wholesale Corp	20,685	8,184
Diageo PLC ADR	73,341	14,059
Estee Lauder Cos Inc/The, Cl A	35,000	11,133
Hershey Co/The	26,426	4,603
Ingredion Inc	43,398	3,927
J M Smucker Co/The	115,422	14,955
Kimberly-Clark Corp	101,362	13,560
Kraft Heinz Co/The	115,076	4,693
Kroger Co/The	924,655	35,423
Lamb Weston Holdings Inc	16,377	1,321
Molson Coors Beverage Co, Cl B *	248,427	13,338
Mondelez International Inc, Cl A	24,475	1,528
Monster Beverage Corp *	55,061	5,030
PepsiCo Inc	209,241	31,003
Philip Morris International Inc	469,703	46,552
Procter & Gamble Co/The	233,806	31,547
Sysco Corp, Cl A	34,252	2,663
TreeHouse Foods Inc *	82,410	3,669
Tyson Foods Inc, Cl A	253,116	18,670
Unilever PLC ADR	731,480	42,792
Walgreens Boots Alliance Inc	303,967	15,992
Walmart Inc	80,528	11,356

		393,023

Energy — 2.7%
BP PLC ADR	82,387	2,177
Cabot Oil & Gas Corp	114,860	2,005
Canadian Natural Resources Ltd	293,668	10,654
Chevron Corp	264,554	27,709
ConocoPhillips	244,083	14,865
Devon Energy Corp	743,505	21,703
Exxon Mobil Corp	129,439	8,165
HollyFrontier Corp	40,846	1,344
Marathon Petroleum Corp	154,884	9,358
Phillips 66	134,090	11,508
Valero Energy Corp	173,346	13,535

		123,023

Financials — 17.7%
Aflac Inc	136,144	7,306
Allstate Corp/The	59,438	7,753
American Financial Group Inc/OH	11,100	1,385
Ameriprise Financial Inc	82,444	20,519

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Tax-Managed Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Assurant Inc	36,000	$5,622
Assured Guaranty Ltd	31,872	1,513
Bank of America Corp	1,550,747	63,937
Berkshire Hathaway Inc, Cl B *	93,247	25,915
Capital One Financial Corp	43,778	6,772
CBRE Group Inc, Cl A *	41,173	3,530
Charles Schwab Corp/The	175,722	12,794
Chubb Ltd	5,473	870
CIT Group Inc	20,961	1,081
Citigroup Inc	379,987	26,884
Citizens Financial Group Inc	326,590	14,981
CME Group Inc	77,815	16,550
Comerica Inc	244,889	17,470
Discover Financial Services	126,480	14,961
Everest Re Group Ltd	38,172	9,620
FactSet Research Systems Inc	11,209	3,762
Fifth Third Bancorp	589,594	22,540
First Hawaiian Inc	217,387	6,161
First Republic Bank/CA	78,000	14,599
Goldman Sachs Group Inc/The	21,644	8,215
Hartford Financial Services Group Inc/The	66,936	4,148
Intercontinental Exchange Inc	58,438	6,937
JPMorgan Chase & Co	474,451	73,796
KeyCorp	778,006	16,066
KKR & Co Inc	193,080	11,438
Lincoln National Corp	232,070	14,583
Markel Corp *	6,940	8,236
Marsh & McLennan Cos Inc	138,328	19,460
Moody’s Corp	263,689	95,553
Morgan Stanley	311,935	28,601
MSCI Inc, Cl A	91,938	49,010
Navient Corp	263,511	5,094
PNC Financial Services Group Inc/The	46,966	8,959
Popular Inc	125,661	9,431
Progressive Corp/The	44,272	4,348
Prudential Financial Inc	17,700	1,814
Regions Financial Corp	599,114	12,090
S&P Global Inc	18,482	7,586
SLM Corp	230,135	4,819
State Street Corp	149,070	12,265
T Rowe Price Group Inc	24,474	4,845
Travelers Cos Inc/The	119,703	17,921
Truist Financial Corp	231,092	12,825
Two Harbors Investment Corp ‡(A)	687,049	5,194
Unum Group	271,856	7,721
US Bancorp	573,724	32,685
Voya Financial Inc	156,840	9,646
Wells Fargo & Co	92,870	4,206

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Zions Bancorp NA	374,800	$19,812

		823,829

Health Care — 14.6%
Abbott Laboratories	84,496	9,796
AbbVie Inc	92,048	10,368
Alexion Pharmaceuticals Inc *	57,862	10,630
AmerisourceBergen Corp, Cl A	137,635	15,758
Amgen Inc, Cl A	145,948	35,575
Anthem Inc	10,844	4,140
Baxter International Inc	63,282	5,094
Becton Dickinson and Co	113,758	27,665
Biogen Inc *	35,657	12,347
Bristol-Myers Squibb Co	212,508	14,200
Cardinal Health Inc	72,515	4,140
Centene Corp *	30,902	2,254
Cigna Corp	27,340	6,481
CVS Health Corp	379,134	31,635
DaVita Inc *	31,137	3,750
Edwards Lifesciences Corp, Cl A *	61,914	6,412
Eli Lilly and Co	110,545	25,372
Gilead Sciences Inc	120,443	8,294
HCA Healthcare Inc	109,165	22,569
Horizon Therapeutics PLC *	73,523	6,885
Humana Inc	22,738	10,067
IDEXX Laboratories Inc *	41,683	26,325
Intuitive Surgical Inc *	7,669	7,053
Jazz Pharmaceuticals PLC *	6,090	1,082
Johnson & Johnson	633,113	104,299
McKesson Corp	12,923	2,471
Medtronic PLC	127,025	15,768
Merck & Co Inc	605,640	47,101
Mettler-Toledo International Inc *	28,371	39,303
Novartis AG ADR	180,437	16,463
Novo Nordisk A/S ADR	86,039	7,207
Organon *	60,564	1,833
Pfizer Inc	815,680	31,942
Teleflex Inc	36,000	14,464
United Therapeutics Corp *	38,304	6,872
UnitedHealth Group Inc	167,008	66,877
Veeva Systems Inc, Cl A *	18,537	5,764
Vertex Pharmaceuticals Inc *	4,067	820
Viatris Inc, Cl W *	87,616	1,252
Zoetis Inc, Cl A	63,768	11,884

		682,212

Industrials — 9.2%
3M Co	131,281	26,076
A O Smith Corp	43,114	3,107
AGCO Corp	52,600	6,858
Allison Transmission Holdings Inc	28,724	1,142
Carlisle Cos Inc	6,137	1,175
Carrier Global Corp	357,041	17,352

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Tax-Managed Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Caterpillar Inc, Cl A	32,511	$7,075
Chart Industries Inc *	52,661	7,705
Cummins Inc	8,214	2,003
Deere & Co	27,326	9,638
Delta Air Lines Inc, Cl A *	128,832	5,573
Eaton Corp PLC	80,365	11,908
FedEx Corp	22,692	6,770
Fortive Corp	96,601	6,737
Graco Inc	542,313	41,053
Honeywell International Inc	61,532	13,497
Huntington Ingalls Industries Inc, Cl A	41,706	8,790
Illinois Tool Works Inc	47,481	10,615
Johnson Controls International PLC	494,338	33,926
L3Harris Technologies Inc	25,220	5,451
Lockheed Martin Corp	15,688	5,936
ManpowerGroup Inc	18,167	2,160
Middleby Corp/The *	100,000	17,326
Northrop Grumman Corp	16,563	6,019
Oshkosh Corp	61,954	7,722
Otis Worldwide Corp	149,373	12,214
PACCAR Inc	43,000	3,838
Raytheon Technologies Corp	247,761	21,136
Robert Half International Inc	25,692	2,286
Roper Technologies Inc	56,426	26,532
Siemens AG ADR	311,780	24,830
Southwest Airlines Co, Cl A *	86,460	4,590
SPX Corp *	148,826	9,090
Stanley Black & Decker Inc	20,000	4,100
Textron Inc	190,528	13,103
Timken Co/The	112,333	9,053
TransDigm Group Inc *	3,103	2,009
United Parcel Service Inc, Cl B	10,520	2,188
Waste Management Inc	18,232	2,554
WW Grainger Inc	64,211	28,124

		431,261

Information Technology — 20.4%
Adobe Inc *	132,912	77,839
Amphenol Corp, Cl A	104,624	7,157
Analog Devices Inc	99,044	17,051
Apple Inc	932,824	127,760
Applied Materials Inc	148,944	21,210
Arista Networks Inc *	26,270	9,518
ASML Holding NV, Cl G	12,522	8,651
Broadcom Inc	17,131	8,169
Cisco Systems Inc/Delaware	498,298	26,410
Citrix Systems Inc	44,716	5,244
Cognizant Technology Solutions Corp, Cl A	8,912	617
Corning Inc, Cl B	234,159	9,577
Crowdstrike Holdings Inc, Cl A *	16,348	4,108
Dropbox Inc, Cl A *	83,470	2,530
F5 Networks Inc, Cl A *	53,596	10,004

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hewlett Packard Enterprise Co	307,307	$4,480
HP Inc	480,394	14,503
Intel Corp	571,741	32,098
International Business Machines Corp	6,932	1,016
Intuit Inc	156,005	76,469
Juniper Networks Inc	7,046	193
Keysight Technologies Inc *	96,705	14,932
Lam Research Corp	10,701	6,963
Marvell Technology	208,440	12,158
Mastercard Inc, Cl A	175,853	64,202
Microchip Technology Inc	289,399	43,335
Micron Technology Inc *	156,515	13,301
Microsoft Corp	486,353	131,753
Motorola Solutions Inc	22,111	4,795
NetApp Inc	45,929	3,758
Oracle Corp, Cl B	512,747	39,912
Qorvo Inc *	23,736	4,644
QUALCOMM Inc	67,431	9,638
salesforce.com Inc *	15,984	3,904
SAP SE ADR	7,111	999
Seagate Technology Holdings	112,151	9,862
ServiceNow Inc *	12,689	6,973
Texas Instruments Inc	44,297	8,518
VeriSign Inc *	91,384	20,807
Visa Inc, Cl A	275,684	64,460
Vishay Intertechnology Inc	240,771	5,429
Vontier	27,948	911
Western Digital Corp *	33,750	2,402
Xerox Holdings Corp	253,986	5,966
Zendesk Inc *	29,165	4,210

		948,436

Materials — 5.2%
Air Products and Chemicals Inc	26,733	7,691
Cabot Corp	119,095	6,780
Celanese Corp, Cl A	28,298	4,290
Corteva Inc	64,004	2,839
Domtar Corp *	35,648	1,959
Dow Inc	247,495	15,661
DuPont de Nemours Inc	43,599	3,375
Eastman Chemical Co	165,233	19,291
Ecolab Inc	83,739	17,248
Freeport-McMoRan Inc, Cl B	92,059	3,416
Huntsman Corp	531,983	14,108
Ingevity Corp *	14,131	1,150
International Paper Co	135,045	8,280
Linde PLC	123,959	35,836
LyondellBasell Industries NV, Cl A	74,826	7,697
Newmont Corp	98,126	6,219
O-I Glass Inc, Cl I *	451,358	7,371
Reliance Steel & Aluminum Co	18,766	2,832
Sherwin-Williams Co/The, Cl A	199,665	54,399

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Tax-Managed Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Steel Dynamics Inc	349,887	$20,853
Westrock Co	27,405	1,458

		242,753

Real Estate — 2.0%
American Tower Corp, Cl A ‡	101,757	27,489
Brandywine Realty Trust ‡	24,300	333
Crown Castle International Corp ‡	40,644	7,930
Diversified Healthcare Trust ‡	636,083	2,659
Equinix Inc ‡	1,986	1,594
Equity Commonwealth *‡	207,840	5,445
Healthpeak Properties Inc ‡	502,660	16,733
Invitation Homes Inc ‡	28,203	1,052
Public Storage ‡	4,106	1,235
SBA Communications Corp, Cl A ‡	25,216	8,036
Service Properties Trust ‡	461,799	5,819
Welltower Inc ‡	146,710	12,191

		90,516

Utilities — 1.3%
Ameren Corp	65,226	5,221
American Electric Power Co Inc	57,553	4,868
Duke Energy Corp	95,212	9,399
Edison International	40,300	2,330
Exelon Corp	317,795	14,082
NextEra Energy Inc	221,528	16,234
PPL Corp	241,001	6,741

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
UGI Corp	29,973	$1,388
Vistra Corp	40,284	747

		61,010

Total Common Stock (Cost $1,652,612) ($ Thousands)		4,612,365

AFFILIATED PARTNERSHIP — 0.4%
SEI Liquidity Fund, L.P.
0.030% **†(B)	19,926,967	19,930

Total Affiliated Partnership (Cost $19,931) ($ Thousands)		19,930

CASH EQUIVALENT — 0.9%
SEI Daily Income Trust, Government Fund, Cl F
0.010% **†	42,084,636	42,085

Total Cash Equivalent (Cost $42,085) ($ Thousands)		42,085

Total Investments in Securities — 100.4% (Cost $1,714,628) ($ Thousands)		$4,674,380

A list of the open futures contracts held by the Fund at June 30, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
S&P 500 Index E-MINI	152	Sep-2021	$32,024	$32,593	$569
S&P Mid Cap 400 Index E-MINI	7	Sep-2021	1,863	1,884	21

			$33,887	$34,477	$590

Percentages are based on Net Assets of $4,657,052 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2021.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2021. The total market value of securities on loan at June 30, 2021 was $19,444 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2021 was $19,930 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Ltd. — Limited

PLC — Public Limited Company

S&P— Standard & Poor’s

Ser — Series

The following is a list of the levels of inputs used as of June 30, 2021 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	4,612,365	–	–	4,612,365
Affiliated Partnership	–	19,930	–	19,930
Cash Equivalent	42,085	–	–	42,085

Total Investments in Securities	4,654,450	19,930	–	4,674,380

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts *
Unrealized Appreciation	590	–	–	590

Total Other Financial Instruments	590	–	–	590

*Futures contracts are valued at the unrealized appreciation on the instrument.

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Tax-Managed Large Cap Fund (Concluded)

For the period ended June 30, 2021, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s more recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2021 ($ Thousands):

Security Description	9/30/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$ 48,578	$ 256,903	$ (285,560)	$ 9	$ —	$ 19,930	19,926,967	$ 63	$ —
SEI Daily Income Trust, Government Fund, Cl F	21,668	433,241	(412,824)	—	—	42,085	42,084,636	2	—

Totals	$ 70,246	$ 690,144	$ (698,384)	$ 9	$ —	$ 62,015		$ 65	$ —

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

S&P 500 Index Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 99.2%

Communication Services — 11.1%
Activision Blizzard Inc	21,190	$2,022
Alphabet Inc, Cl A *	8,200	20,023
Alphabet Inc, Cl C *	7,760	19,449
AT&T Inc	194,293	5,592
Charter Communications Inc, Cl A *	3,753	2,708
Comcast Corp, Cl A	124,596	7,104
Discovery Inc, Cl A *(A)	4,500	138
Discovery Inc, Cl C *	8,096	235
DISH Network Corp, Cl A *	6,738	282
Electronic Arts Inc	7,778	1,119
Facebook Inc, Cl A *	65,313	22,710
Fox Corp	13,219	482
Interpublic Group of Cos Inc/The	10,601	344
Live Nation Entertainment Inc *	3,900	342
Lumen Technologies Inc	26,970	366
Netflix Inc *	12,069	6,375
News Corp, Cl A	10,675	275
News Corp, Cl B	3,400	83
Omnicom Group Inc	5,904	472
Take-Two Interactive Software Inc, Cl A *	3,100	549
T-Mobile US Inc *	15,900	2,303
Twitter Inc *	21,700	1,493
Verizon Communications Inc	112,796	6,320
ViacomCBS Inc, Cl B	16,121	729
Walt Disney Co/The *	49,493	8,699

		110,214

Consumer Discretionary — 12.2%
Advance Auto Parts Inc	1,800	369
Amazon.com Inc, Cl A *	11,680	40,181
Aptiv PLC *	7,321	1,152
AutoZone Inc *	581	867
Best Buy Co Inc	6,054	696
Booking Holdings Inc *	1,120	2,451
BorgWarner Inc	6,500	315
Caesars Entertainment Inc *	5,700	591
CarMax Inc *	4,400	568
Carnival Corp *	21,984	579
Chipotle Mexican Grill Inc, Cl A *	781	1,211
Darden Restaurants Inc	3,518	514
Dollar General Corp	6,381	1,381
Dollar Tree Inc *	6,254	622
Domino’s Pizza Inc	1,064	496
DR Horton Inc	8,958	810
eBay Inc	17,649	1,239
Etsy Inc *	3,400	700
Expedia Group Inc *	3,755	615
Ford Motor Co *	106,570	1,584
Gap Inc/The	5,731	193
Garmin Ltd	4,105	594
General Motors Co *	34,613	2,048

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Genuine Parts Co	3,936	$498
Hanesbrands Inc	9,800	183
Hasbro Inc	3,496	330
Hilton Worldwide Holdings Inc *	7,600	917
Home Depot Inc/The	28,924	9,224
L Brands Inc	6,427	463
Las Vegas Sands Corp *	8,900	469
Leggett & Platt Inc	3,559	184
Lennar Corp, Cl A	7,516	747
LKQ Corp *	7,600	374
Lowe’s Cos Inc	19,282	3,740
Marriott International Inc/MD, Cl A *	7,224	986
McDonald’s Corp	20,285	4,686
MGM Resorts International	11,300	482
Mohawk Industries Inc *	1,600	307
Newell Brands Inc, Cl B	10,555	290
NIKE Inc, Cl B	34,723	5,364
Norwegian Cruise Line Holdings Ltd *	9,900	291
NVR Inc *	96	477
O’Reilly Automotive Inc *	1,918	1,086
Penn National Gaming Inc *	4,100	314
Pool Corp	1,100	504
PulteGroup Inc	7,199	393
PVH Corp *	1,959	211
Ralph Lauren Corp, Cl A	1,305	154
Ross Stores Inc	9,736	1,207
Royal Caribbean Cruises Ltd *	6,000	512
Starbucks Corp	32,087	3,588
Tapestry Inc *	7,519	327
Target Corp, Cl A	13,428	3,246
Tesla Inc *	21,034	14,297
TJX Cos Inc/The	32,786	2,210
Tractor Supply Co	3,180	592
Ulta Beauty Inc *	1,447	500
Under Armour Inc, Cl A *	5,305	112
Under Armour Inc, Cl C *	5,149	96
VF Corp	8,765	719
Whirlpool Corp	1,712	373
Wynn Resorts Ltd *	2,900	355
Yum! Brands Inc	8,170	940

		121,524

Consumer Staples — 5.8%
Altria Group Inc	50,373	2,402
Archer-Daniels-Midland Co	15,275	926
Brown-Forman Corp, Cl B	5,065	380
Campbell Soup Co	5,584	254
Church & Dwight Co Inc	6,700	571
Clorox Co/The	3,442	619
Coca-Cola Co/The	105,649	5,717
Colgate-Palmolive Co	22,995	1,871
Conagra Brands Inc	13,265	483

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Constellation Brands Inc, Cl A	4,607	$1,077
Costco Wholesale Corp	12,036	4,762
Estee Lauder Cos Inc/The, Cl A	6,243	1,986
General Mills Inc	16,686	1,017
Hershey Co/The	4,012	699
Hormel Foods Corp	7,708	368
J M Smucker Co/The	2,953	382
Kellogg Co	6,967	448
Kimberly-Clark Corp	9,203	1,231
Kraft Heinz Co/The	17,808	726
Kroger Co/The	20,536	787
Lamb Weston Holdings Inc	4,000	323
McCormick & Co Inc/MD	6,832	603
Molson Coors Beverage Co, Cl B *	5,251	282
Mondelez International Inc, Cl A	38,220	2,386
Monster Beverage Corp *	10,154	928
PepsiCo Inc	37,659	5,580
Philip Morris International Inc	42,387	4,201
Procter & Gamble Co/The	66,645	8,992
Sysco Corp, Cl A	13,820	1,074
Tyson Foods Inc, Cl A	8,103	598
Walgreens Boots Alliance Inc	19,657	1,034
Walmart Inc	37,356	5,268

		57,975

Energy — 2.8%
APA	10,400	225
Baker Hughes Co, Cl A	20,049	458
Cabot Oil & Gas Corp	11,113	194
Chevron Corp	52,578	5,507
ConocoPhillips	36,690	2,234
Devon Energy Corp	16,313	476
Diamondback Energy Inc, Cl A	5,000	469
EOG Resources Inc	15,946	1,331
Exxon Mobil Corp	115,346	7,276
Halliburton Co	24,342	563
Hess Corp	7,375	644
Kinder Morgan Inc	52,882	964
Marathon Oil Corp	21,456	293
Marathon Petroleum Corp	17,760	1,073
NOV Inc *	10,468	160
Occidental Petroleum Corp	22,862	715
ONEOK Inc	12,109	674
Phillips 66	11,860	1,018
Pioneer Natural Resources Co	6,304	1,025
Schlumberger NV, Cl A	38,100	1,220
Valero Energy Corp	11,221	876
Williams Cos Inc/The	32,969	875

		28,270

Financials — 11.3%
Aflac Inc	17,234	925
Allstate Corp/The	8,159	1,064

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
American Express Co	17,732	$2,930
American International Group Inc	23,535	1,120
Ameriprise Financial Inc	3,184	792
Aon PLC, Cl A	6,129	1,463
Arthur J Gallagher & Co	5,349	749
Assurant Inc	1,605	251
Bank of America Corp	205,445	8,470
Bank of New York Mellon Corp/The	22,099	1,132
Berkshire Hathaway Inc, Cl B *	51,647	14,354
BlackRock Inc	3,903	3,415
Capital One Financial Corp	12,255	1,896
Cboe Global Markets Inc	2,900	345
CBRE Group Inc, Cl A *	9,209	789
Charles Schwab Corp/The	40,836	2,973
Chubb Ltd	12,239	1,945
Cincinnati Financial Corp	4,083	476
Citigroup Inc	56,251	3,980
Citizens Financial Group Inc	11,500	528
CME Group Inc	9,812	2,087
Comerica Inc	3,792	271
Discover Financial Services	8,330	985
Everest Re Group Ltd	1,037	261
Fifth Third Bancorp	19,411	742
First Republic Bank/CA	4,759	891
Franklin Resources Inc	7,550	241
Globe Life Inc	2,639	251
Goldman Sachs Group Inc/The	9,282	3,523
Hartford Financial Services Group Inc/The	9,786	606
Huntington Bancshares Inc/OH	40,314	575
Intercontinental Exchange Inc	15,305	1,817
Invesco Ltd	10,500	281
JPMorgan Chase & Co	82,449	12,824
KeyCorp	26,383	545
Lincoln National Corp	4,998	314
Loews Corp	6,262	342
M&T Bank Corp	3,525	512
MarketAxess Holdings Inc	1,000	464
Marsh & McLennan Cos Inc	13,859	1,950
MetLife Inc	20,239	1,211
Moody’s Corp	4,363	1,581
Morgan Stanley	40,504	3,714
MSCI Inc, Cl A	2,200	1,173
Nasdaq Inc, Cl A	3,100	545
Northern Trust Corp	5,709	660
People’s United Financial Inc	11,400	195
PNC Financial Services Group Inc/The	11,584	2,210
Principal Financial Group Inc, Cl A	6,957	440
Progressive Corp/The	15,985	1,570
Prudential Financial Inc	10,666	1,093
Raymond James Financial Inc	3,339	434
Regions Financial Corp	26,363	532
S&P Global Inc	6,551	2,689

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
State Street Corp	9,445	$777
SVB Financial Group, Cl B *	1,500	835
Synchrony Financial	14,863	721
T Rowe Price Group Inc	6,193	1,226
Travelers Cos Inc/The	6,856	1,026
Truist Financial Corp	36,796	2,042
Unum Group	5,661	161
US Bancorp	36,923	2,104
W R Berkley Corp	3,800	283
Wells Fargo & Co	112,615	5,100
Willis Towers Watson PLC	3,521	810
Zions Bancorp NA	4,560	241

		112,452

Health Care — 12.9%
Abbott Laboratories	48,299	5,599
AbbVie Inc	48,150	5,424
ABIOMED Inc *	1,200	375
Agilent Technologies Inc	8,315	1,229
Alexion Pharmaceuticals Inc *	6,000	1,102
Align Technology Inc *	1,978	1,209
AmerisourceBergen Corp, Cl A	3,996	457
Amgen Inc, Cl A	15,622	3,808
Anthem Inc	6,678	2,550
Baxter International Inc	13,735	1,106
Becton Dickinson and Co	7,921	1,926
Biogen Inc *	4,106	1,422
Bio-Rad Laboratories Inc, Cl A *	600	387
Boston Scientific Corp *	38,612	1,651
Bristol-Myers Squibb Co	60,797	4,062
Cardinal Health Inc	7,959	454
Catalent Inc *	4,700	508
Centene Corp *	15,908	1,160
Cerner Corp	8,200	641
Charles River Laboratories International Inc *	1,300	481
Cigna Corp	9,369	2,221
Cooper Cos Inc/The, Cl A	1,357	538
CVS Health Corp	35,776	2,985
Danaher Corp, Cl A	17,284	4,638
DaVita Inc *	1,905	229
DENTSPLY SIRONA Inc	6,009	380
Dexcom Inc *	2,648	1,131
Edwards Lifesciences Corp, Cl A *	16,949	1,755
Eli Lilly and Co	21,663	4,972
Gilead Sciences Inc	34,284	2,361
HCA Healthcare Inc	7,205	1,490
Henry Schein Inc *	3,900	289
Hologic Inc *	7,100	474
Humana Inc	3,514	1,556
IDEXX Laboratories Inc *	2,347	1,482
Illumina Inc *	4,000	1,893

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Incyte Corp *	5,100	$429
Intuitive Surgical Inc *	3,219	2,960
IQVIA Holdings Inc *	5,200	1,260
Johnson & Johnson	71,676	11,808
Laboratory Corp of America Holdings *	2,663	735
McKesson Corp	4,290	820
Medtronic PLC	36,672	4,552
Merck & Co Inc	68,976	5,364
Mettler-Toledo International Inc *	650	900
Organon *	6,917	209
PerkinElmer Inc	3,040	469
Perrigo Co PLC	3,704	170
Pfizer Inc	151,956	5,951
Quest Diagnostics Inc	3,624	478
Regeneron Pharmaceuticals Inc *	2,871	1,604
ResMed Inc	3,990	984
STERIS PLC	2,689	555
Stryker Corp	8,925	2,318
Teleflex Inc	1,273	512
Thermo Fisher Scientific Inc	10,709	5,402
UnitedHealth Group Inc	25,708	10,295
Universal Health Services Inc, Cl B	2,100	308
Vertex Pharmaceuticals Inc *	7,081	1,428
Viatris Inc, Cl W *	32,757	468
Waters Corp *	1,647	569
West Pharmaceutical Services Inc	2,000	718
Zimmer Biomet Holdings Inc	5,622	904
Zoetis Inc, Cl A	12,946	2,413

		128,528

Industrials — 8.4%
3M Co	15,776	3,134
A O Smith Corp	3,700	267
Alaska Air Group Inc *	3,400	205
Allegion PLC	2,470	344
American Airlines Group Inc *	17,509	371
AMETEK Inc	6,300	841
Boeing Co/The *	14,977	3,588
Carrier Global Corp	22,244	1,081
Caterpillar Inc, Cl A	14,834	3,228
CH Robinson Worldwide Inc	3,705	347
Cintas Corp	2,368	905
Copart Inc *	5,700	751
CSX Corp	61,956	1,988
Cummins Inc	3,998	975
Deere & Co	8,542	3,013
Delta Air Lines Inc, Cl A *	17,513	758
Dover Corp	3,937	593
Eaton Corp PLC	10,808	1,602
Emerson Electric Co	16,415	1,580
Equifax Inc	3,330	798
Expeditors International of Washington Inc	4,661	590

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Fastenal Co, Cl A	15,618	$812
FedEx Corp	6,665	1,988
Fortive Corp	9,287	648
Fortune Brands Home & Security Inc	3,800	379
Generac Holdings Inc *	1,700	706
General Dynamics Corp	6,259	1,178
General Electric Co	239,509	3,224
Honeywell International Inc	18,877	4,141
Howmet Aerospace Inc *	10,578	365
Huntington Ingalls Industries Inc, Cl A	1,098	231
IDEX Corp	2,100	462
IHS Markit Ltd	10,200	1,149
Illinois Tool Works Inc	7,865	1,758
Ingersoll Rand Inc *	10,233	499
Jacobs Engineering Group Inc	3,504	467
JB Hunt Transport Services Inc	2,251	367
Johnson Controls International PLC	19,599	1,345
Kansas City Southern	2,500	708
L3Harris Technologies Inc	5,609	1,212
Lockheed Martin Corp	6,676	2,526
Masco Corp	7,084	417
Nielsen Holdings PLC	9,700	239
Norfolk Southern Corp	6,830	1,813
Northrop Grumman Corp	4,087	1,485
Old Dominion Freight Line Inc, Cl A	2,600	660
Otis Worldwide Corp	10,922	893
PACCAR Inc	9,467	845
Parker-Hannifin Corp, Cl A	3,471	1,066
Pentair PLC	4,566	308
Quanta Services Inc	3,800	344
Raytheon Technologies Corp	41,351	3,528
Republic Services Inc	5,783	636
Robert Half International Inc	3,132	279
Rockwell Automation Inc	3,130	895
Rollins Inc	6,100	209
Roper Technologies Inc	2,865	1,347
Snap-on Inc	1,453	325
Southwest Airlines Co, Cl A *	16,062	853
Stanley Black & Decker Inc	4,422	906
Teledyne Technologies Inc *	1,251	524
Textron Inc	6,207	427
Trane Technologies PLC	6,504	1,197
TransDigm Group Inc *	1,500	971
Union Pacific Corp	18,074	3,975
United Airlines Holdings Inc *	8,700	455
United Parcel Service Inc, Cl B	19,572	4,070
United Rentals Inc *	2,000	638
Verisk Analytics Inc, Cl A	4,389	767
Waste Management Inc	10,628	1,489
Westinghouse Air Brake Technologies Corp	4,890	402
WW Grainger Inc	1,231	539

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Xylem Inc/NY	4,900	$588

		84,214

Information Technology — 27.2%
Accenture PLC, Cl A	17,311	5,103
Adobe Inc *	13,069	7,654
Advanced Micro Devices Inc *	33,100	3,109
Akamai Technologies Inc *	4,504	525
Amphenol Corp, Cl A	16,318	1,116
Analog Devices Inc	10,071	1,734
ANSYS Inc *	2,400	833
Apple Inc	427,395	58,536
Applied Materials Inc	25,050	3,567
Arista Networks Inc *	1,500	543
Autodesk Inc, Cl A *	5,966	1,741
Automatic Data Processing Inc	11,615	2,307
Broadcom Inc	11,171	5,327
Broadridge Financial Solutions Inc	3,144	508
Cadence Design Systems Inc *	7,600	1,040
CDW Corp/DE	3,800	664
Cisco Systems Inc/Delaware	114,761	6,082
Citrix Systems Inc	3,342	392
Cognizant Technology Solutions Corp, Cl A	14,505	1,005
Corning Inc, Cl B	21,108	863
DXC Technology Co *	6,830	266
Enphase Energy Inc *	3,500	643
F5 Networks Inc, Cl A *	1,628	304
Fidelity National Information Services Inc, Cl B	16,865	2,389
Fiserv Inc, Cl A *	15,920	1,702
FleetCor Technologies Inc *	2,269	581
Fortinet Inc *	3,712	884
Gartner Inc *	2,300	557
Global Payments Inc	8,027	1,505
Hewlett Packard Enterprise Co	35,391	516
HP Inc	32,691	987
Intel Corp	109,997	6,175
International Business Machines Corp	24,348	3,569
Intuit Inc	7,443	3,648
IPG Photonics Corp *	1,000	211
Jack Henry & Associates Inc	2,000	327
Juniper Networks Inc	9,000	246
Keysight Technologies Inc *	5,000	772
KLA Corp	4,177	1,354
Lam Research Corp	3,864	2,514
Leidos Holdings Inc	3,700	374
Mastercard Inc, Cl A	23,836	8,702
Maxim Integrated Products Inc *	7,300	769
Microchip Technology Inc	7,304	1,094
Micron Technology Inc *	30,569	2,598
Microsoft Corp	205,258	55,605
Monolithic Power Systems Inc	1,200	448

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Motorola Solutions Inc	4,589	$995
NetApp Inc	6,085	498
NortonLifeLock Inc	15,947	434
NVIDIA Corp	17,018	13,616
NXP Semiconductors NV	7,548	1,553
Oracle Corp, Cl B	49,608	3,862
Paychex Inc	8,769	941
Paycom Software Inc *	1,359	494
PayPal Holdings Inc *	32,035	9,337
PTC Inc *	2,900	410
Qorvo Inc *	3,100	606
QUALCOMM Inc	30,754	4,396
salesforce.com Inc *	25,221	6,161
Seagate Technology Holdings	5,500	484
ServiceNow Inc *	5,406	2,971
Skyworks Solutions Inc	4,453	854
Synopsys Inc *	4,107	1,133
TE Connectivity Ltd	9,009	1,218
Teradyne Inc	4,600	616
Texas Instruments Inc	25,103	4,827
Trimble Inc *	6,900	565
Tyler Technologies Inc *	1,100	498
VeriSign Inc *	2,700	615
Visa Inc, Cl A	46,061	10,770
Western Digital Corp *	8,374	596
Western Union Co/The	11,334	260
Xilinx Inc *	6,753	977
Zebra Technologies Corp, Cl A *	1,500	794

		271,870

Materials — 2.6%
Air Products and Chemicals Inc	6,066	1,745
Albemarle Corp	3,200	539
Amcor PLC	42,732	490
Avery Dennison Corp	2,215	466
Ball Corp	8,872	719
Celanese Corp, Cl A	3,052	463
CF Industries Holdings Inc	5,850	301
Corteva Inc	20,273	899
Dow Inc	20,306	1,285
DuPont de Nemours Inc	14,499	1,122
Eastman Chemical Co	3,720	434
Ecolab Inc	6,775	1,395
FMC Corp	3,500	379
Freeport-McMoRan Inc, Cl B	39,809	1,477
International Flavors & Fragrances Inc	6,773	1,012
International Paper Co	10,674	654
Linde PLC	14,157	4,093
LyondellBasell Industries NV, Cl A	7,074	728
Martin Marietta Materials Inc, Cl A	1,719	605
Mosaic Co/The	9,509	303
Newmont Corp	21,825	1,383

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Nucor Corp	8,195	$786
Packaging Corp of America	2,600	352
PPG Industries Inc	6,442	1,094
Sealed Air Corp	4,128	245
Sherwin-Williams Co/The, Cl A	6,485	1,767
Vulcan Materials Co	3,649	635
Westrock Co	7,284	388

		25,759

Real Estate — 2.5%
Alexandria Real Estate Equities Inc ‡	3,700	673
American Tower Corp, Cl A ‡	12,295	3,321
AvalonBay Communities Inc ‡	3,815	796
Boston Properties Inc ‡	3,900	447
Crown Castle International Corp ‡	11,761	2,295
Digital Realty Trust Inc, Cl A ‡	7,669	1,154
Duke Realty Corp ‡	10,200	483
Equinix Inc ‡	2,439	1,957
Equity Residential ‡	9,344	719
Essex Property Trust Inc ‡	1,800	540
Extra Space Storage Inc ‡	3,645	597
Federal Realty Investment Trust ‡	1,900	223
Healthpeak Properties Inc ‡	14,900	496
Host Hotels & Resorts Inc *‡	19,174	328
Iron Mountain Inc ‡	7,838	332
Kimco Realty Corp ‡	11,613	242
Mid-America Apartment Communities Inc ‡	3,100	522
Prologis Inc ‡	20,220	2,417
Public Storage ‡	4,166	1,253
Realty Income Corp ‡	10,200	681
Regency Centers Corp ‡	4,399	282
SBA Communications Corp, Cl A ‡	2,949	940
Simon Property Group Inc ‡	9,006	1,175
UDR Inc ‡	8,200	402
Ventas Inc ‡	10,232	584
Vornado Realty Trust ‡	4,377	204
Welltower Inc ‡	11,400	947
Weyerhaeuser Co ‡	20,461	704

		24,714

Utilities — 2.4%
AES Corp/The	18,390	479
Alliant Energy Corp	6,900	385
Ameren Corp	6,953	556
American Electric Power Co Inc	13,615	1,152
American Water Works Co Inc	4,900	755
Atmos Energy Corp	3,500	336
CenterPoint Energy Inc	15,185	372
CMS Energy Corp	8,001	473
Consolidated Edison Inc	9,433	676
Dominion Energy Inc	21,968	1,616
DTE Energy Co	5,245	680
Duke Energy Corp	21,016	2,075

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Edison International	10,457	$605
Entergy Corp	5,526	551
Evergy Inc	6,299	381
Eversource Energy	9,435	757
Exelon Corp	26,655	1,181
FirstEnergy Corp	14,823	552
NextEra Energy Inc	53,380	3,912
NiSource Inc	10,444	256
NRG Energy Inc	6,613	266
Pinnacle West Capital Corp	3,149	258
PPL Corp	20,971	587
Public Service Enterprise Group Inc	13,730	820
Sempra Energy	8,345	1,105
Southern Co/The	28,835	1,745
WEC Energy Group Inc	8,619	767
Xcel Energy Inc	14,636	964

		24,262

Total Common Stock (Cost $261,752) ($ Thousands)		989,782

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, L.P.
0.030% **†(B)	124,738	$125

Total Affiliated Partnership (Cost $125) ($ Thousands)		125

CASH EQUIVALENT — 0.7%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	7,540,874	7,541

Total Cash Equivalent (Cost $7,541) ($ Thousands)		7,541

Total Investments in Securities — 99.9% (Cost $269,418) ($ Thousands)		$997,448

A list of the open futures contracts held by the Fund at June 30, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Long Contracts
S&P 500 Index E-MINI	36	Sep-2021	$8,046	$8,149	$103

Percentages are based on Net Assets of $998,157 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of June 30, 2021.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2021. The total market value of securities on loan at June 30, 2021 was $123 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2021 was $125 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

Ltd — Limited

PLC — Public Limited Company

S&P — Standard & Poor’s

The following is a list of the levels of inputs used as of June 30, 2021 in valuing the fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	989,782	–	–	989,782
Affiliated Partnership	–	125	–	125
Cash Equivalent	7,541	–	–	7,541

Total Investments in Securities	997,323	125	–	997,448

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	103	–	–	103

Total Other Financial Instruments	103	–	–	103

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended June 30, 2021, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

S&P 500 Index Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended June 30, 2021 ($ Thousands):

Security Description	Value 9/30/2020	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$ 349	$ 2,184	$ (2,408)	$ —	$ —	$ 125	124,738	$ 3	$ —
SEI Daily Income Trust, Government Fund, Cl F	12,428	65,075	(69,962)	—	—	7,541	7,540,874	1	—

Totals	$ 12,777	$ 67,259	$ (72,370)	$ —	$ —	$ 7,666		$ 4	$ —

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Small Cap Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 99.1%

Communication Services — 3.4%
Boston Omaha Corp, Cl A *	6,422	$204
Cable One Inc	914	1,748
Cars.com Inc *	31,960	458
Cinemark Holdings Inc *	222,616	4,886
Cogent Communications Holdings Inc	31,143	2,395
comScore Inc *	41,983	210
Consolidated Communications Holdings Inc *	99,586	875
EverQuote Inc, Cl A *	2,030	66
EW Scripps Co/The, Cl A	38,370	782
Gannett Co Inc *	120,007	659
Hemisphere Media Group Inc, Cl A *	17,492	206
iHeartMedia Inc *	39,000	1,050
Liberty Latin America Ltd, Cl A *	37,990	527
Liberty TripAdvisor Holdings Inc, Cl A *	35,808	146
Lions Gate Entertainment Corp, Cl A *(A)	123,890	2,565
MediaAlpha Inc, Cl A *	8,100	341
MSG Networks Inc *	41,543	606
Nexstar Media Group Inc, Cl A	12,816	1,895
Ooma Inc *	30,733	580
QuinStreet Inc *	66,343	1,233
TEGNA Inc	125,184	2,348
TrueCar Inc *	122,527	692

		24,472

Consumer Discretionary — 17.8%
1-800-Flowers.com Inc, Cl A *	24,760	789
Aaron’s Co Inc/The	60,533	1,936
Abercrombie & Fitch Co, Cl A *	21,183	984
Academy Sports & Outdoors Inc *	43,499	1,794
Advance Auto Parts Inc	7,713	1,582
American Axle & Manufacturing Holdings Inc *	22,340	231
American Eagle Outfitters Inc	81,177	3,047
American Outdoor Brands Inc *	24,944	877
American Public Education Inc *	44,088	1,249
America’s Car-Mart Inc/TX *	6,538	927
Beazer Homes USA Inc, Cl A *	55,497	1,071
Biglari Holdings Inc, Cl B *	2,826	451
Bloomin’ Brands Inc *	76,086	2,065
Bluegreen Vacations Holding, Cl A *	8,188	147
Boot Barn Holdings Inc *	21,237	1,785
Boyd Gaming Corp *	8,177	503
Brinker International Inc *	19,077	1,180
Brunswick Corp/DE	20,682	2,060
Buckle Inc/The	16,590	825
Callaway Golf Co *	40,771	1,375
CarParts.com Inc *	32,128	654
Carriage Services Inc	35,589	1,316
Carter’s Inc	24,334	2,511
Cato Corp/The, Cl A	38,430	648

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Century Communities Inc	12,001	$799
Children’s Place Inc/The *	8,432	785
Churchill Downs Inc	10,551	2,092
Chuy’s Holdings Inc *	15,843	590
Citi Trends Inc *	3,080	268
Conn’s Inc *	16,114	411
Cooper-Standard Holdings Inc *	48,408	1,404
Core-Mark Holding Co Inc, Cl A	34,404	1,548
Cricut, Cl A *	21,705	925
Crocs Inc *	18,652	2,173
Dave & Buster’s Entertainment Inc *	13,076	531
Del Taco Restaurants Inc	29,400	294
Dick’s Sporting Goods Inc	9,496	951
Domino’s Pizza Inc	3,354	1,565
Dorman Products Inc *	9,002	933
El Pollo Loco Holdings Inc *	71,880	1,315
Ethan Allen Interiors Inc	51,380	1,418
Everi Holdings Inc *	39,500	985
Fiesta Restaurant Group Inc *	33,719	453
Fox Factory Holding Corp *	6,795	1,058
Funko Inc, Cl A *	25,334	539
Genesco Inc *	3,350	213
Golden Entertainment Inc *	18,030	808
Goodyear Tire & Rubber Co/The *	41,019	703
Green Brick Partners Inc *	62,685	1,425
GrowGeneration Corp *	14,786	711
Hamilton Beach Brands Holding Co, Cl A	22,141	493
Harley-Davidson Inc, Cl A	15,985	732
Haverty Furniture Cos Inc	33,759	1,444
Hibbett Sports Inc	9,183	823
Hooker Furniture Corp	31,656	1,097
International Game Technology PLC *	33,790	810
Johnson Outdoors Inc, Cl A	4,981	603
KB Home	31,569	1,285
Kontoor Brands Inc	23,516	1,327
Lifetime Brands Inc	16,985	254
Lithia Motors Inc, Cl A	2,130	732
Lovesac Co/The *	9,370	748
Lumber Liquidators Holdings Inc *	34,472	727
M/I Homes Inc *	12,324	723
Marine Products Corp	10,796	167
MarineMax Inc *	6,850	334
MasterCraft Boat Holdings Inc *	33,290	875
Modine Manufacturing Co *	297,162	4,930
Monro Inc	27,257	1,731
Motorcar Parts of America *	8,030	180
Movado Group Inc	26,653	839
Murphy USA Inc	12,912	1,722
Nautilus Inc *	69,409	1,170
Noodles & Co, Cl A *	23,355	291
OneWater Marine, Cl A *	19,514	820
Oxford Industries Inc, Cl A	15,045	1,487

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Papa John’s International Inc, Cl A	6,250	$653
Party City Holdco *	73,310	684
Pool Corp	4,092	1,877
Red Rock Resorts Inc, Cl A *	19,450	827
Rent-A-Center Inc/TX	9,311	494
Revolve Group Inc, Cl A *	10,484	722
Rocky Brands Inc	30,356	1,688
Scientific Games Corp, Cl A *	24,000	1,859
SeaWorld Entertainment Inc *	24,917	1,244
Shoe Carnival Inc	17,419	1,247
Shutterstock Inc	31,077	3,051
Signet Jewelers Ltd	22,702	1,834
Skechers USA Inc, Cl A *	12,201	608
Skyline Champion Corp *	33,868	1,805
Sonos Inc *	24,110	849
Sportsman’s Warehouse Holdings Inc *	29,999	533
Steven Madden Ltd	37,957	1,661
Superior Group of Cos Inc	13,017	311
Taylor Morrison Home Corp, Cl A *	72,051	1,904
Tenneco Inc, Cl A *	38,460	743
Texas Roadhouse Inc, Cl A	12,394	1,192
Tilly’s Inc, Cl A *	84,239	1,346
Titan International Inc *	78,426	665
Tractor Supply Co	10,594	1,971
Turtle Beach Corp *	27,150	867
Unifi Inc *	84,174	2,050
Urban Outfitters Inc *	63,231	2,606
Vera Bradley Inc *	204,397	2,532
Vista Outdoor Inc *	42,843	1,983
VOXX International Corp, Cl A *	22,827	320
Wingstop Inc, Cl A	6,674	1,052
Winmark Corp	5,092	978
XPEL Inc *	19,490	1,635
YETI Holdings Inc *	8,255	758
Zumiez Inc *	14,742	722

		126,519

Consumer Staples — 4.8%
Beauty Health *	45,437	763
BellRing Brands, Cl A *	24,184	758
Calavo Growers Inc	18,027	1,143
Cal-Maine Foods Inc	13,589	492
Casey’s General Stores Inc	7,207	1,403
Celsius Holdings Inc *	10,845	825
Central Garden & Pet Co, Cl A *	41,919	2,108
Darling Ingredients Inc *	8,966	605
Duckhorn Portfolio *	33,437	738
elf Beauty Inc *	24,595	667
Energizer Holdings Inc	12,878	554
Hain Celestial Group Inc/The *	12,403	497
Hostess Brands Inc, Cl A *	70,345	1,139
Ingles Markets Inc, Cl A	11,860	691

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ingredion Inc	19,291	$1,746
Inter Parfums Inc	10,920	786
Lamb Weston Holdings Inc	16,363	1,320
Landec Corp *	13,789	155
Lifevantage Corp *	52,897	389
Medifast Inc	5,205	1,473
MGP Ingredients Inc	16,526	1,118
Natural Grocers by Vitamin Cottage Inc	51,454	553
Pilgrim’s Pride Corp *	159,061	3,528
Sanderson Farms Inc	13,300	2,500
Seneca Foods Corp, Cl A *	16,222	829
SpartanNash Co	30,485	589
Spectrum Brands Holdings Inc	7,779	661
Tejon Ranch Co *	12,089	184
Tootsie Roll Industries Inc	34,701	1,177
TreeHouse Foods Inc *	39,993	1,780
Turning Point Brands Inc	24,577	1,125
Veru Inc *	38,279	309
Village Super Market Inc, Cl A	22,418	527
Weis Markets Inc	22,994	1,188

		34,320

Energy — 4.4%
Antero Resources Corp *	63,607	956
Berry Corp	32,586	219
Bonanza Creek Energy Inc	8,151	384
Cabot Oil & Gas Corp	70,597	1,233
Cactus Inc, Cl A	36,732	1,349
Callon Petroleum *(A)	13,000	750
ChampionX Corp *	35,109	900
Cimarex Energy Co	41,515	3,008
Comstock Resources *	78,260	522
Delek US Holdings Inc *	203,691	4,404
Denbury *	10,604	814
DHT Holdings Inc	25,270	164
Diamondback Energy Inc, Cl A	26,331	2,472
DMC Global Inc *	8,950	503
Helmerich & Payne Inc	25,702	839
HollyFrontier Corp	17,099	562
Kosmos Energy Ltd *	219,000	758
Magnolia Oil & Gas Corp, Cl A *	52,959	828
National Energy Services Reunited Corp *	20,990	299
Oasis Petroleum Inc	17,121	1,721
Ovintiv Inc	54,689	1,721
PDC Energy Inc, Cl A	26,531	1,215
Range Resources Corp *	54,487	913
RPC Inc *	34,660	172
Scorpio Tankers Inc	17,160	378
Select Energy Services Inc, Cl A *	35,152	212
SFL Corp Ltd	70,350	538
SM Energy Co	29,500	727
Solaris Oilfield Infrastructure Inc, Cl A	17,980	175

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Southwestern Energy Co *	145,344	$824
Talos Energy Inc *	11,294	177
Texas Pacific Land Corp	340	544
W&T Offshore Inc *	263,280	1,277

		31,558

Financials — 17.8%
Affiliated Managers Group Inc	5,632	868
Amalgamated Financial Corp	21,600	338
Amerant Bancorp Inc, Cl A *	9,566	204
American Equity Investment Life Holding Co	95,399	3,083
Argo Group International Holdings Ltd	27,258	1,413
Arrow Financial Corp	5,962	214
Atlantic Capital Bancshares Inc *	44,103	1,123
B Riley Financial Inc	6,551	495
Banco Latinoamericano de Comercio Exterior SA, Cl E	12,680	195
Bank of Marin Bancorp	10,419	332
Bank of NT Butterfield & Son Ltd/The	49,780	1,765
Bank OZK	47,819	2,016
BankUnited Inc	165,899	7,082
Bridgewater Bancshares Inc *	14,250	230
Byline Bancorp Inc	33,668	762
Cadence BanCorp, Cl A	39,992	835
Capital Bancorp Inc *	11,076	226
Carter Bankshares Inc *	30,510	382
Central Pacific Financial Corp	51,361	1,338
Chimera Investment Corp ‡	127,039	1,913
CNO Financial Group Inc	194,221	4,587
Cohen & Steers Inc	18,528	1,521
Community Financial Corp/The	664	23
Cowen Inc, Cl A	13,554	556
Crawford & Co, Cl A	34,040	309
Curo Group Holdings Corp	12,663	215
Customers Bancorp Inc *	40,810	1,591
Donnelley Financial Solutions Inc *	29,171	963
Dynex Capital Inc ‡	79,004	1,474
Enova International Inc *	9,740	333
Equity Bancshares Inc, Cl A *	5,060	154
EZCORP Inc, Cl A *	62,600	377
FactSet Research Systems Inc	3,873	1,300
Farmers National Banc Corp	21,760	337
FB Financial Corp	18,149	677
Financial Institutions Inc	11,356	341
First Bancshares Inc/The	5,573	209
First Citizens BancShares Inc/NC, Cl A	590	491
First Commonwealth Financial Corp	247,850	3,487
First Community Bankshares Inc	46,338	1,383
First Financial Bankshares Inc, Cl A	16,053	789
First Financial Corp/IN	6,440	263
First Horizon Corp	123,883	2,141
First Internet Bancorp	12,619	391

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
First Midwest Bancorp Inc/IL	114,601	$2,273
First of Long Island Corp/The	13,501	287
Flushing Financial Corp	26,923	577
FNB Corp/PA	466,148	5,748
Globe Life Inc	11,672	1,112
Greenhill & Co Inc	25,637	399
Greenlight Capital Re Ltd, Cl A *	19,430	178
Hamilton Lane Inc, Cl A	10,584	964
Hanmi Financial Corp	17,010	324
Hanover Insurance Group Inc/The, Cl A	13,039	1,769
HarborOne Bancorp Inc	52,402	751
HBT Financial Inc	23,580	410
HCI Group Inc	10,970	1,091
Hercules Capital Inc, Cl A	97,509	1,663
Heritage Commerce Corp	15,911	177
Heritage Insurance Holdings Inc	18,882	162
Home BancShares Inc/AR	73,485	1,814
HomeTrust Bancshares Inc	13,650	381
Independent Bank Corp/MI	24,130	524
Kemper Corp, Cl A	11,870	877
Kennedy-Wilson Holdings Inc	38,859	772
KKR Real Estate Finance Trust Inc ‡	10,389	225
Macatawa Bank Corp	36,993	324
MarketAxess Holdings Inc	1,857	861
Mercantile Bank Corp	7,970	241
Merchants Bancorp/IN	26,583	1,043
Metropolitan Bank Holding Corp *	7,580	456
MGIC Investment Corp	140,582	1,912
Moelis & Co, Cl A	15,602	888
Morningstar Inc, Cl A	5,024	1,292
Newmark Group Inc, Cl A	200,483	2,408
Nicolet Bankshares Inc *	19,536	1,374
OFG Bancorp	92,725	2,051
OneMain Holdings Inc, Cl A	15,027	900
Oportun Financial Corp *	11,720	235
Oppenheimer Holdings Inc, Cl A	6,256	318
Origin Bancorp Inc	25,566	1,085
Pacific Premier Bancorp Inc	21,068	891
PacWest Bancorp	123,661	5,090
PCSB Financial Corp	19,520	355
Peapack-Gladstone Financial Corp	10,530	327
Peoples Bancorp Inc/OH	30,640	908
Pinnacle Financial Partners Inc	30,455	2,689
Piper Sandler Cos	6,519	845
Premier Financial Corp	28,356	806
Prosperity Bancshares Inc	19,957	1,433
Provident Bancorp Inc	14,136	231
Provident Financial Services Inc	35,371	810
Pzena Investment Management Inc, Cl A	33,840	373
RBB Bancorp	22,380	542
Regional Management Corp	6,593	307
Reliant Bancorp Inc	29,617	821

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Selectquote Inc *	24,194	$466
ServisFirst Bancshares Inc	12,722	865
Signature Bank/New York NY, Cl B	2,471	607
StepStone Group Inc, Cl A	23,155	796
Sterling Bancorp/DE	101,567	2,518
Stewart Information Services Corp	15,435	875
Towne Bank/Portsmouth VA	28,850	878
Trean Insurance Group Inc *	38,976	588
TriCo Bancshares	16,797	715
TriState Capital Holdings Inc *	15,768	321
UMB Financial Corp	8,792	818
Umpqua Holdings Corp	341,369	6,298
United Community Banks Inc/GA	25,347	811
Universal Insurance Holdings Inc	25,070	348
Univest Financial Corp	66,741	1,760
Virtus Investment Partners Inc	3,365	935
Waterstone Financial Inc	58,405	1,148
Watford Holdings Ltd *	9,962	349
Western Alliance Bancorp	25,348	2,354
WisdomTree Investments Inc	28,390	176
World Acceptance Corp *	1,070	171

		126,817

Health Care — 12.0%
Acadia Healthcare Co Inc, Cl A *	11,894	746
Accuray Inc *	67,774	306
Affimed NV *	140,413	1,193
Agenus Inc *	120,937	664
Agiliti *	25,500	558
Albireo Pharma Inc *	7,140	251
Aldeyra Therapeutics Inc *	45,516	516
AMN Healthcare Services Inc *	8,428	817
Amneal Pharmaceuticals Inc *	31,140	159
AnaptysBio Inc *	56,640	1,469
Anavex Life Sciences *(A)	32,550	744
AngioDynamics *	28,000	760
Anika Therapeutics Inc *	14,643	634
Annovis Bio *	9,863	844
Apellis Pharmaceuticals *	12,710	803
Apollo Endosurgery *	102,286	829
Apyx Medical Corp *	18,488	191
Arcturus Therapeutics Holdings Inc *	4,354	147
Arcutis Biotherapeutics *	7,860	215
Atreca Inc, Cl A *	17,261	147
AtriCure Inc *	11,733	931
Avid Bioservices Inc *	16,236	416
Avidity Biosciences Inc *	30,670	758
Axogen Inc *	6,631	143
BioCryst Pharmaceuticals Inc *	49,759	787
BioDelivery Sciences International Inc *	235,710	844
Biohaven Pharmaceutical Holding Co Ltd *	8,481	823
Black Diamond Therapeutics *	30,610	373

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Catalyst Pharmaceuticals Inc *	84,380	$485
Cerevel Therapeutics Holdings *	19,400	497
Chemed Corp	2,948	1,399
ChromaDex Corp *	16,094	159
Co-Diagnostics Inc *(A)	149,350	1,232
Computer Programs and Systems Inc *	8,980	298
Cross Country Healthcare Inc *	77,374	1,277
Cutera Inc *	21,525	1,055
CytomX Therapeutics Inc *	24,590	156
CytoSorbents Corp *	22,219	168
Denali Therapeutics Inc *	13,051	1,024
Dicerna Pharmaceuticals Inc *	20,966	782
Dynavax Technologies Corp *	38,581	380
Eagle Pharmaceuticals Inc/DE *	22,234	952
Eargo Inc *	18,715	747
Encompass Health Corp	16,829	1,313
Ensign Group Inc/The	23,664	2,051
Envista Holdings Corp *	37,621	1,626
Forma Therapeutics Holdings Inc *	10,220	254
Generation Bio Co *	15,751	424
Harpoon Therapeutics Inc *	27,736	385
Harvard Bioscience *	57,030	475
HealthStream Inc *	17,680	494
Heska Corp *	7,414	1,703
Hookipa Pharma Inc *	19,504	179
Inari Medical Inc *	2,978	278
Innoviva Inc *	57,855	776
Inovalon Holdings Inc, Cl A *	49,109	1,674
Inspire Medical Systems Inc *	3,527	682
Integra LifeSciences Holdings Corp *	17,320	1,182
Intellia Therapeutics Inc *	13,250	2,145
Intercept Pharmaceuticals *	14,445	288
Intra-Cellular Therapies Inc, Cl A *	17,153	700
Invacare Corp *	25,330	204
iRadimed Corp *	8,441	248
KalVista Pharmaceuticals Inc *	10,334	248
Kiniksa Pharmaceuticals Ltd, Cl A *	11,321	158
LeMaitre Vascular Inc	29,208	1,782
Lexicon Pharmaceuticals Inc *	30,230	139
Marinus Pharmaceuticals Inc *	8,057	145
Medpace Holdings Inc *	5,265	930
MeiraGTx Holdings plc *	24,050	373
Meridian Bioscience Inc *	12,984	288
Mirum Pharmaceuticals Inc *	10,716	185
Mustang Bio Inc *	52,838	175
Myriad Genetics Inc *	29,272	895
Neoleukin Therapeutics Inc *	23,680	219
NuVasive Inc *	13,597	922
Omnicell Inc *	6,408	970
OptimizeRx Corp *	14,202	879
OraSure Technologies Inc *	19,523	198
Organogenesis Holdings Inc, Cl A *	43,174	718

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
ORIC Pharmaceuticals Inc *	11,370	$201
Ortho Clinical Diagnostics Holdings *	37,795	809
Outset Medical Inc *	6,110	305
Owens & Minor Inc	39,370	1,667
Paratek Pharmaceuticals Inc *	20,629	141
PAVmed *(A)	113,526	727
Praxis Precision Medicines Inc *	9,170	168
Precision BioSciences Inc *	17,514	219
Prestige Consumer Healthcare Inc, Cl A *	29,434	1,534
Privia Health Group *	14,200	630
Progyny Inc *	12,200	720
Protagonist Therapeutics Inc *	18,075	811
Prothena Corp PLC *	37,205	1,913
Pulmonx Corp *	9,529	420
Quest Diagnostics Inc	10,534	1,390
Quotient Ltd *	40,424	147
Radius Health Inc *	23,070	421
RadNet *	23,180	781
RAPT Therapeutics Inc *	25,108	798
Rigel Pharmaceuticals Inc *	142,406	618
Rubius Therapeutics Inc *	23,980	585
Scholar Rock Holding Corp *	7,283	210
Select Medical Holdings Corp	50,805	2,147
Shockwave Medical Inc *	10,818	2,052
SIGA Technologies Inc *	57,085	358
Simulations Plus Inc	5,013	275
Spectrum Pharmaceuticals Inc *	100,256	376
STAAR Surgical Co *	11,223	1,712
Stereotaxis Inc *	73,000	704
STERIS PLC	8,637	1,782
Stoke Therapeutics Inc *	4,864	164
Surgery Partners Inc *	12,395	826
Surmodics Inc *	6,790	368
Sutro Biopharma Inc *	19,117	355
Syndax Pharmaceuticals Inc *	8,823	151
Syros Pharmaceuticals Inc *	80,767	440
Tenet Healthcare Corp *	27,115	1,816
Triple-S Management Corp, Cl B *	27,824	620
Utah Medical Products Inc	1,976	168
Vericel Corp *	10,071	529
Viemed Healthcare Inc *	106,934	765
Y-mAbs Therapeutics Inc *	19,246	651

		85,458

Industrials — 16.8%
ABM Industries Inc	33,605	1,490
ACCO Brands Corp	598,902	5,169
Acuity Brands Inc	4,068	761
Advanced Drainage Systems Inc	5,264	614
Air Lease Corp, Cl A	29,423	1,228
Allied Motion Technologies Inc	5,385	186
Altra Industrial Motion Corp	37,504	2,438

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Applied Industrial Technologies Inc, Cl A	7,496	$683
ArcBest Corp	11,112	647
Atkore Inc *	10,144	720
Atlas Air Worldwide Holdings Inc *	14,900	1,015
Avis Budget Group Inc *	6,261	488
Badger Meter Inc	14,241	1,397
Beacon Roofing Supply Inc *	13,652	727
Brady Corp, Cl A	12,914	724
Builders FirstSource Inc *	17,780	758
BWX Technologies Inc, Cl W	42,253	2,456
CAI International Inc	34,972	1,958
Carlisle Cos Inc	8,325	1,593
CECO Environmental Corp *	27,821	199
Chart Industries Inc *	3,601	527
CIRCOR International Inc *	19,684	642
Clean Harbors Inc *	19,023	1,772
Cornerstone Building Brands Inc *	89,263	1,623
Costamare Inc	16,994	201
Covenant Logistics Group Inc, Cl A *	26,918	557
CRA International Inc	15,976	1,368
Daseke Inc *	36,214	235
Ducommun Inc *	13,275	724
DXP Enterprises Inc/TX *	23,135	770
EMCOR Group Inc	12,323	1,518
Energy Recovery Inc *	52,147	1,188
Enerpac Tool Group Corp, Cl A	28,842	768
Ennis Inc	32,768	705
EnPro Industries Inc	12,839	1,247
Forward Air Corp	16,090	1,444
Franklin Covey Co *	15,530	502
Franklin Electric Co Inc	10,258	827
Genco Shipping & Trading Ltd	8,204	155
Global Industrial	26,848	986
GMS Inc *	14,500	698
Griffon Corp	25,143	644
Harsco Corp *	45,102	921
HC2 Holdings Inc *	63,610	253
Heidrick & Struggles International Inc	10,869	484
Helios Technologies Inc	11,066	864
Herc Holdings Inc *	8,054	903
Herman Miller Inc	15,364	724
Hexcel Corp, Cl A *	18,806	1,173
Hillenbrand Inc	27,841	1,227
Huntington Ingalls Industries Inc, Cl A	8,132	1,714
Huron Consulting Group Inc *	20,582	1,012
Insteel Industries Inc	10,361	333
ITT Inc	20,776	1,903
JetBlue Airways Corp *	186,860	3,136
John Bean Technologies Corp, Cl A	4,002	571
KBR Inc	13,022	497
Kelly Services Inc, Cl A *	23,127	554
Kforce Inc	13,554	853

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Korn Ferry	44,309	$3,215
Landstar System Inc	9,028	1,427
Lydall Inc *	4,400	266
Manitowoc Co Inc/The *	12,260	300
ManTech International Corp/VA, Cl A	15,671	1,356
Masonite International Corp *	13,627	1,523
MasTec Inc *	5,377	570
Matson Inc	10,918	699
Mesa Air Group Inc *	18,848	176
Middleby Corp/The *	3,150	546
Miller Industries Inc/TN	5,529	218
Montrose Environmental Group Inc *	13,403	719
MRC Global Inc *	63,240	594
MSC Industrial Direct Co Inc, Cl A	20,482	1,838
MYR Group Inc *	8,921	811
NN, Cl A *	210,203	1,545
Nordson Corp	5,490	1,205
Northwest Pipe Co *	15,641	442
nVent Electric PLC	33,135	1,035
Oshkosh Corp	4,731	590
Park Aerospace Corp	43,210	644
Powell Industries Inc	19,339	599
Quanex Building Products Corp	51,092	1,269
Quest Resource Holding *	14,531	92
Regal Beloit	14,978	2,000
Resideo Technologies Inc *	25,239	757
Resources Connection Inc	25,631	368
REV Group Inc	58,145	912
Rexnord Corp	32,701	1,636
Robert Half International Inc	9,438	840
Rush Enterprises Inc, Cl A	17,885	773
Saia Inc *	4,102	859
Shyft Group Inc/The	27,270	1,020
Simpson Manufacturing Co Inc	6,318	698
SiteOne Landscape Supply Inc *	4,368	739
Snap-on Inc	6,265	1,400
SP Plus Corp *	6,803	208
SPX FLOW Inc	30,696	2,003
Standex International Corp	25,008	2,373
Sterling Construction Co Inc *	16,440	397
Team Inc *	68,433	458
Terex Corp	18,547	883
Tetra Tech Inc	11,965	1,460
Textainer Group Holdings Ltd *	53,594	1,810
Triton International Ltd	14,536	761
TrueBlue Inc *	27,708	779
Tutor Perini Corp *	29,600	410
UFP Industries Inc	25,341	1,884
UniFirst Corp/MA	6,169	1,447
Universal Logistics Holdings Inc	7,080	165
Upwork Inc *	13,237	772
US Xpress Enterprises Inc, Cl A *	16,512	142

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Vectrus Inc *	5,700	$271
Veritiv Corp *	11,420	701
Vertiv Holdings Co, Cl A	29,480	805
Vicor Corp *	7,129	754
Wabash National Corp	32,734	524
WESCO International Inc *	53,431	5,494
Willdan Group Inc *	7,290	274

		119,930

Information Technology — 13.6%
A10 Networks Inc *	126,823	1,428
Alliance Data Systems Corp	30,369	3,164
Alpha & Omega Semiconductor Ltd *	27,783	844
Arlo Technologies *	25,454	172
Asana, Cl A *	13,932	864
AudioCodes Ltd	46,441	1,537
Avid Technology Inc *	53,200	2,083
Belden Inc	21,127	1,068
BM Technologies Inc *	2,934	36
Brightcove Inc *	70,549	1,012
Broadridge Financial Solutions Inc	8,192	1,323
Brooks Automation Inc	15,489	1,476
CACI International Inc, Cl A *	4,866	1,241
Calix Inc *	31,813	1,511
Cambium Networks Corp *	14,256	689
Casa Systems Inc *	83,836	744
Cass Information Systems Inc	4,310	176
ChannelAdvisor Corp *	15,730	386
CMC Materials Inc	9,037	1,362
Cognex Corp	11,179	940
CommScope Holding Co Inc *	39,288	837
CommVault Systems Inc *	22,524	1,761
Comtech Telecommunications Corp	14,910	360
Cornerstone OnDemand Inc *	14,716	759
Digi International Inc *	18,272	367
Digital Turbine Inc *	9,337	710
Domo Inc, Cl B *	21,971	1,776
DoubleVerify Holdings *	15,000	635
DSP Group Inc *	48,070	711
E2open Parent Holdings *	50,500	577
Echo Global Logistics Inc *	20,879	642
eGain Corp *	24,397	280
EMCORE Corp *	72,278	666
ExlService Holdings Inc *	11,047	1,174
Extreme Networks Inc *	78,624	877
FormFactor Inc *	18,097	660
Hackett Group Inc/The	50,097	903
Harmonic Inc, Cl A *	120,951	1,030
I3 Verticals Inc, Cl A *	4,562	138
Ichor Holdings Ltd *	22,969	1,236
Impinj Inc *	3,652	188
Insight Enterprises Inc *	7,470	747

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
International Money Express Inc *	69,817	$1,037
J2 Global Inc *	31,146	4,284
Jabil Inc	14,506	843
Jack Henry & Associates Inc	7,047	1,152
Kimball Electronics Inc *	8,329	181
KnowBe4, Cl A *(A)	19,500	610
Kulicke & Soffa Industries Inc	9,200	563
Lattice Semiconductor Corp *	14,647	823
Littelfuse Inc	5,823	1,484
Lumentum Holdings Inc *	14,250	1,169
MACOM Technology Solutions Holdings Inc *	25,074	1,607
Manhattan Associates Inc *	5,599	811
MAXIMUS Inc	15,139	1,332
Mitek Systems Inc *	16,716	322
MoneyGram International Inc *	52,704	531
Napco Security Technologies Inc *	15,801	575
NCR Corp *	55,046	2,511
nLight Inc *	31,195	1,132
Nutanix Inc, Cl A *	20,691	791
Olo, Cl A *	18,300	684
Onto Innovation Inc *	8,655	632
Perficient Inc *	10,346	832
Photronics Inc *	181,883	2,403
Power Integrations Inc	21,042	1,727
QAD Inc, Cl A	4,230	368
Rackspace Technology Inc *(A)	89,433	1,754
Rambus Inc *	32,500	771
Ribbon Communications Inc *	51,660	393
Rimini Street Inc *	102,873	634
Rogers Corp *	11,329	2,275
ScanSource Inc *	6,070	171
SecureWorks Corp, Cl A *	26,424	490
Semtech Corp *	10,858	747
Shift4 Payments, Cl A *	6,200	581
Silicon Motion Technology Corp ADR	68,553	4,394
SMART Global Holdings Inc *	33,331	1,589
Sprout Social Inc, Cl A *	9,073	811
Squarespace *	11,491	683
StarTek Inc *	78,544	560
Super Micro Computer Inc *	76,229	2,682
Switch Inc, Cl A	36,589	772
Synaptics Inc *	5,234	814
SYNNEX Corp	5,402	658
Tenable Holdings Inc *	15,371	636
TTEC Holdings Inc	12,828	1,322
Ultra Clean Holdings Inc *	9,745	523
Universal Display Corp	6,954	1,546
Veeco Instruments Inc *	17,574	422
Viavi Solutions Inc *	101,848	1,799
Vishay Intertechnology Inc	62,287	1,405

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Workiva Inc, Cl A *	7,923	$882

		96,808

Materials — 5.1%
Alamos Gold Inc, Cl A	74,223	568
Alcoa Corp *	38,077	1,403
American Vanguard Corp, Cl B	14,600	256
Arconic Corp *	22,500	802
Avient Corp	18,007	885
B2Gold Corp	442,895	1,865
Boise Cascade Co	11,970	698
Cabot Corp	27,604	1,572
Century Aluminum Co *	112,366	1,448
Clearwater Paper Corp *	4,665	135
Commercial Metals Co, Cl A	101,115	3,106
Element Solutions Inc	32,526	761
Forterra Inc *	53,049	1,247
Hawkins Inc	5,804	190
HB Fuller Co	10,216	650
Ingevity Corp *	12,631	1,028
Innospec Inc	8,336	755
Kaiser Aluminum Corp	5,436	671
Koppers Holdings Inc *	19,052	616
Livent Corp *	83,344	1,614
Louisiana-Pacific Corp	13,205	796
Materion Corp	9,700	731
O-I Glass Inc, Cl I *	69,294	1,132
Olin Corp	40,906	1,892
Quaker Chemical Corp	5,908	1,401
Ranpak Holdings Corp, Cl A *	18,180	455
Reliance Steel & Aluminum Co	9,159	1,382
Resolute Forest Products Inc *	13,880	169
Ryerson Holding Corp *	49,426	722
Schnitzer Steel Industries Inc, Cl A	30,052	1,474
Sealed Air Corp	13,410	795
Silgan Holdings Inc	18,006	747
Summit Materials Inc, Cl A *	21,983	766
TimkenSteel Corp *	13,600	192
Tredegar Corp	15,620	215
Trinseo SA	14,935	894
Valvoline Inc	67,105	2,178

		36,211

Real Estate — 2.0%
Alexandria Real Estate Equities Inc ‡	4,052	737
American Campus Communities Inc ‡	23,262	1,087
Americold Realty Trust ‡	33,332	1,262
Broadstone Net Lease Inc, Cl A ‡	29,520	691
Columbia Property Trust Inc ‡	59,855	1,041
Corporate Office Properties Trust ‡	27,034	757
DigitalBridge Group *‡	97,106	767
Global Medical REIT Inc ‡	24,160	356
Innovative Industrial Properties Inc, Cl A ‡	8,438	1,612

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Small Cap Fund (Concluded)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Lexington Realty Trust, Cl B ‡	58,332	$697
Life Storage Inc ‡	7,400	794
National Storage Affiliates Trust ‡	15,000	758
NexPoint Residential Trust Inc ‡	27,350	1,504
PotlatchDeltic Corp ‡	14,160	753
Retail Value Inc ‡	16,662	362
RPT Realty ‡	61,761	802

		13,980

Utilities — 1.4%
Algonquin Power & Utilities Corp	86,914	1,293
Artesian Resources Corp, Cl A	6,596	243
Black Hills Corp, Cl A	16,324	1,072
Genie Energy Ltd, Cl B *	25,366	160
IDACORP Inc, Cl A	12,824	1,250
Portland General Electric Co	56,766	2,616
Pure Cycle Corp *	31,995	442
Spark Energy Inc, Cl A	42,648	483
Spire Inc	11,871	858
UGI Corp	34,590	1,602

		10,019

Total Common Stock (Cost $519,592) ($ Thousands)		706,092

AFFILIATED PARTNERSHIP — 1.0%
SEI Liquidity Fund, L.P.
0.030% **†(B)	6,988,799	6,990

Total Affiliated Partnership (Cost $6,988) ($ Thousands)		6,990

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 1.2%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	8,560,256	$8,560

Total Cash Equivalent (Cost $8,560) ($ Thousands)		8,560

Total Investments in Securities — 101.3% (Cost $535,140) ($ Thousands)		$721,642

Percentages are based on Net Assets of $712,630 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of June 30, 2021.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2021. The total market value of securities on loan at June 30, 2021 was $7,161 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2021 was $6,990 ($ Thousands).

Cl — Class

LP — Limited Partnership

Ltd. — Limited

PLC — Public Limited Company

REIT — Real Estate investment Trust

The following is a list of the levels of inputs used as of June 30, 2021 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

	Level 1	Level 2	Level 3	Total
Investments in Securities	($)	($)	($)	($)
Common Stock	706,092	–	–	706,092
Affiliated Partnership	–	6,990	–	6,990
Cash Equivalent	8,560	–	–	8,560

Total Investments in Securities	714,652	6,990	–	721,642

For the period ended June 30, 2021, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2021 ($ Thousands):

Security Description	Value 9/30/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$14,415	$71,438	$(78,864)	$1	$—	$6,990	6,988,799	$94	$—
SEI Daily Income Trust, Government Fund, Cl F	9,347	192,218	(193,005)	—	—	8,560	8,560,256	1	—

Totals	$23,762	$263,656	$(271,869)	$1	$—	$15,550		$95	$—

Amounts designated as “—” are $0 or have been rounded to $0.

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Small Cap Value Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.0%

Communication Services — 4.3%
AMC Networks Inc, Cl A *	21,446	$1,433
Audacy Inc, Cl A *	82,881	357
Cars.com Inc *	43,257	620
Cinemark Holdings Inc *	136,579	2,998
Entravision Communications Corp, Cl A	16,827	112
EW Scripps Co/The, Cl A	6,466	132
Gray Television Inc	71,199	1,666
Hemisphere Media Group Inc, Cl A *	3,735	44
IDT Corp, Cl B *	5,719	211
John Wiley & Sons Inc, Cl A	49,151	2,958
Lions Gate Entertainment Corp, Cl A *(A)	75,481	1,563
MSG Networks Inc *	39,839	581
Nexstar Media Group Inc, Cl A	34,877	5,158
Saga Communications Inc, Cl A	1,122	24
TEGNA Inc	66,340	1,244
Yelp Inc, Cl A *	5,085	203

		19,304

Consumer Discretionary — 12.8%
Aaron’s Co Inc/The	36,017	1,152
American Axle & Manufacturing Holdings Inc *	83,655	866
American Eagle Outfitters Inc	21,730	815
American Public Education Inc *	4,981	141
Big Lots Inc	21,479	1,418
Biglari Holdings Inc, Cl A *	35	27
Biglari Holdings Inc, Cl B *	323	52
Bloomin’ Brands Inc *	46,565	1,264
Bluegreen Vacations Holding, Cl A *	1,678	30
Brinker International Inc *	11,596	717
Carter’s Inc	11,431	1,179
Citi Trends Inc *	3,238	282
Cooper-Standard Holdings Inc *	29,846	866
Dana Inc	66,669	1,584
Dave & Buster’s Entertainment Inc *	8,166	332
Deckers Outdoor Corp *	1,174	451
Dick’s Sporting Goods Inc	20,556	2,059
Ethan Allen Interiors Inc	18,298	505
Fossil Group Inc *	13,201	189
Genesco Inc *	10,923	696
G-III Apparel Group Ltd *	33,205	1,091
Goodyear Tire & Rubber Co/The *	98,849	1,695
Group 1 Automotive Inc	12,696	1,961
H&R Block Inc	48,130	1,130
Haverty Furniture Cos Inc	31,084	1,329
Helen of Troy Ltd *	5,625	1,283
Hibbett Sports Inc	9,224	827
KB Home	24,606	1,002
Lakeland Industries Inc *	2,716	61
Laureate Education Inc, Cl A *	4,961	72
La-Z-Boy Inc, Cl Z	27,799	1,030

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Lithia Motors Inc, Cl A	13,316	$4,576
MarineMax Inc *	5,766	281
MDC Holdings Inc	29,035	1,469
Meritage Homes Corp *	26,092	2,455
Modine Manufacturing Co *	190,398	3,159
Movado Group Inc	2,493	78
Murphy USA Inc	6,429	857
Office Depot Inc *	42,058	2,019
OneWater Marine, Cl A *	774	33
Perdoceo Education Corp *	17,797	218
Rent-A-Center Inc/TX	24,786	1,315
Sally Beauty Holdings Inc *	60,620	1,338
Shoe Carnival Inc	2,616	187
Shutterstock Inc	700	69
Skechers USA Inc, Cl A *	7,614	379
Sleep Number Corp *	9,473	1,042
Smith & Wesson Brands Inc	15,614	542
Sonic Automotive Inc, Cl A	27,008	1,208
Sturm Ruger & Co Inc	9,171	825
Taylor Morrison Home Corp, Cl A *	52,040	1,375
Tenneco Inc, Cl A *	14,435	279
Travel + Leisure Co	8,601	511
Tri Pointe Homes Inc *	93,443	2,003
Tupperware Brands Corp *	34,419	817
Urban Outfitters Inc *	29,288	1,207
Vera Bradley Inc *	120,274	1,490
Vista Outdoor Inc *	2,029	94
Williams-Sonoma Inc	5,039	804
Zumiez Inc *	5,709	280

		57,016

Consumer Staples — 3.9%
Coca-Cola Consolidated Inc	2,335	939
Edgewell Personal Care Co	30,663	1,346
Energizer Holdings Inc	18,420	792
Hostess Brands Inc, Cl A *	220,094	3,563
Ingles Markets Inc, Cl A	18,424	1,074
Lifevantage Corp *	5,476	40
Nature’s Sunshine Products Inc *	3,114	54
Nu Skin Enterprises Inc, Cl A	12,482	707
Oil-Dri Corp of America	756	26
Pilgrim’s Pride Corp *	97,648	2,166
Seneca Foods Corp, Cl A *	2,096	107
SpartanNash Co	55,141	1,065
Spectrum Brands Holdings Inc	25,183	2,142
Sprouts Farmers Market Inc *	55,742	1,385
Universal Corp/VA	21,714	1,237
USANA Health Sciences Inc *	2,766	283
Village Super Market Inc, Cl A	16,888	397

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Weis Markets Inc	3,036	$157

		17,480

Energy — 3.7%
Adams Resources & Energy Inc	246	7
Arch Resources Inc *	5,491	313
Berry Corp	20,192	136
Bristow Group *	1,466	38
Cimarex Energy Co	25,507	1,848
CONSOL Energy Inc *	8,282	153
Delek US Holdings Inc *	124,707	2,696
DHT Holdings Inc	76,462	496
Diamond S Shipping Inc *	8,380	84
Dorian LPG Ltd *	11,812	167
Helix Energy Solutions Group Inc *	31,169	178
HollyFrontier Corp	10,679	351
International Seaways Inc	7,571	145
Nabors Industries Ltd *	1,243	142
National Energy Services Reunited Corp *	60,292	859
Newpark Resources Inc, Cl A *	26,635	92
NexTier Oilfield Solutions Inc *	44,211	210
Overseas Shipholding Group Inc, Cl A *	22,907	48
PDC Energy Inc, Cl A	12,168	557
Pioneer Natural Resources Co	11,434	1,858
Rattler Midstream LP (B)	92,210	1,007
Renewable Energy Group Inc *	3,985	248
Southwestern Energy Co *	174,693	991
Viper Energy Partners LP (B)	70,280	1,323
W&T Offshore Inc *	206,609	1,002
World Fuel Services Corp	41,665	1,322

		16,271

Financials — 26.1%
Affiliated Managers Group Inc	3,491	538
Amalgamated Financial Corp	4,560	71
American Equity Investment Life Holding Co	62,728	2,027
American National Group Inc	6,164	916
Apollo Commercial Real Estate Finance Inc ‡	30,011	479
Arbor Realty Trust Inc ‡	77,000	1,372
Argo Group International Holdings Ltd	16,762	869
Artisan Partners Asset Management Inc, Cl A	11,244	571
Associated Banc-Corp	83,624	1,713
Assured Guaranty Ltd	18,808	893
Axis Capital Holdings Ltd	17,687	867
Banco Latinoamericano de Comercio Exterior SA, Cl E	52,817	812
Bank of Princeton/The	2,005	57
Bank7 Corp	1,539	27
BankFinancial Corp	5,105	58
BankUnited Inc	67,741	2,892
BayCom Corp *	3,759	67

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
BCB Bancorp Inc	4,867	$65
Berkshire Hills Bancorp Inc	12,746	349
BGC Partners Inc, Cl A	585,020	3,317
BlackRock Capital Investment Corp	90,458	356
Brightsphere Investment Group Inc	40,714	954
C&F Financial Corp	1,817	93
Camden National Corp	23,709	1,132
Capital Bancorp Inc *	2,753	56
Capstar Financial Holdings Inc	4,690	96
Cathay General Bancorp	30,231	1,190
Central Pacific Financial Corp	20,307	529
Chemung Financial Corp	1,186	53
CIT Group Inc	23,427	1,209
CNB Financial Corp/PA	4,166	95
CNO Financial Group Inc	243,828	5,759
Codorus Valley Bancorp Inc	3,374	68
Colony Bankcorp Inc	2,688	48
Columbia Banking System Inc	85,418	3,294
Community Trust Bancorp Inc	11,892	480
CoreCivic Inc *‡	21,375	224
Cowen Inc, Cl A	8,555	351
Customers Bancorp Inc *	12,722	496
Donegal Group Inc, Cl A	1,187	17
Eagle Bancorp Montana Inc	2,129	49
Enova International Inc *	9,734	333
ESSA Bancorp Inc	3,291	54
EZCORP Inc, Cl A *	15,967	96
Federal Agricultural Mortgage Corp, Cl C	15,695	1,552
Federated Hermes Inc, Cl B	31,036	1,053
Financial Institutions Inc	4,718	142
First BanCorp/Puerto Rico	58,282	695
First Bank	5,328	72
First Busey Corp	14,310	353
First Business Financial Services Inc	2,764	75
First Choice Bancorp	3,107	95
First Commonwealth Financial Corp	195,174	2,746
First Foundation Inc	10,392	234
First Guaranty Bancshares Inc	1,617	31
First Horizon Corp	121,966	2,108
First Internet Bancorp	3,094	96
First Merchants Corp	48,693	2,029
First Midwest Bancorp Inc/IL	70,493	1,398
First Northwest Bancorp	3,123	55
First Savings Financial Group Inc	645	47
First United Corp	2,537	44
Flagstar Bancorp Inc	23,385	988
Flushing Financial Corp	52,537	1,126
FNB Corp/PA	243,187	2,998
FS Bancorp Inc	1,184	84
FS KKR Capital Corp	34,292	738
Fulton Financial Corp	71,410	1,127
GAMCO Investors Inc, Cl A	2,021	51

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Genworth Financial Inc, Cl A *	139,567	$544
Great Southern Bancorp Inc	8,147	439
Greenlight Capital Re Ltd, Cl A *	8,091	74
Hancock Whitney Corp, Cl A	35,776	1,590
Hanmi Financial Corp	32,913	627
Hanover Insurance Group Inc/The, Cl A	6,957	944
HarborOne Bancorp Inc	51,019	732
Hercules Capital Inc, Cl A	55,539	947
Heritage Insurance Holdings Inc	8,399	72
Hilltop Holdings Inc	48,090	1,750
Home Bancorp Inc	1,005	38
HomeStreet Inc	25,460	1,037
Hope Bancorp Inc	110,172	1,562
Howard Hughes Corp/The *	30,077	2,931
Independent Bank Corp/MI	6,425	139
Invesco Mortgage Capital Inc ‡(A)	222,362	867
Investar Holding Corp	3,230	74
Investors Bancorp Inc	142,110	2,026
Landmark Bancorp Inc/Manhattan KS (A)	1,496	40
Level One Bancorp Inc	1,853	51
Limestone Bancorp *	2,263	38
Luther Burbank Corp	5,628	67
MainStreet Bancshares Inc *	2,460	56
Merchants Bancorp/IN	4,611	181
Mercury General Corp	11,954	776
Meridian Corp	1,903	50
Metropolitan Bank Holding Corp *	2,047	123
MFA Financial Inc ‡	113,685	522
MGIC Investment Corp	72,190	982
Mid Penn Bancorp	2,364	65
Midland States Bancorp Inc	6,444	169
MidWestOne Financial Group Inc	4,288	123
Navient Corp	68,345	1,321
New Mountain Finance Corp	39,866	525
New Residential Investment Corp ‡	91,173	966
Newmark Group Inc, Cl A	189,823	2,280
Northeast Bank	2,538	76
Northrim BanCorp Inc	1,803	77
OFG Bancorp	136,038	3,009
Ohio Valley Banc Corp	1,753	43
Old National Bancorp/IN, Cl A	45,782	806
OP Bancorp	4,960	50
Oppenheimer Holdings Inc, Cl A	5,849	297
Orrstown Financial Services Inc	3,388	78
Pacific Premier Bancorp Inc	55,319	2,339
PacWest Bancorp	218,235	8,983
PCB Bancorp	4,031	65
Peapack-Gladstone Financial Corp	5,462	170
PennantPark Investment Corp	70,604	472
PennyMac Mortgage Investment Trust ‡	58,039	1,222
Peoples Bancorp Inc/OH	18,705	554
Peoples Bancorp of North Carolina Inc	1,699	44

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Popular Inc	21,154	$1,588
PROG Holdings Inc *	8,010	386
Radian Group Inc	53,978	1,201
RBB Bancorp	4,906	119
Republic Bancorp Inc/KY, Cl A	29,288	1,351
Riverview Bancorp Inc	7,831	56
Salisbury Bancorp Inc	926	47
SB Financial Group Inc	2,604	48
Security National Financial Corp, Cl A *	4,185	37
Silvercrest Asset Management Group Inc, Cl A	3,248	49
Simmons First National Corp, Cl A	44,881	1,317
SiriusPoint Ltd *	22,552	227
South Plains Financial Inc	3,343	77
Spirit of Texas Bancshares Inc	4,058	93
Starwood Property Trust Inc ‡	183,684	4,807
Sterling Bancorp Inc/MI *	7,193	33
Stewart Information Services Corp	1,210	69
Synovus Financial Corp	18,466	810
Tiptree Inc	8,692	81
Two Harbors Investment Corp ‡	49,203	372
Umpqua Holdings Corp	197,454	3,643
United Insurance Holdings Corp	7,351	42
Unity Bancorp Inc	2,670	59
Universal Insurance Holdings Inc	22,145	307
Waterstone Financial Inc	6,531	128
Western Asset Mortgage Capital Corp ‡	29,779	97
Western New England Bancorp Inc	7,306	60
Zions Bancorp NA	13,783	729

		115,775

Health Care — 3.5%
Allscripts Healthcare Solutions Inc *	18,048	334
BioDelivery Sciences International Inc *	5,698	21
Catalyst Pharmaceuticals Inc *	27,542	158
Co-Diagnostics Inc *(A)	92,159	760
Coherus Biosciences Inc *	17,272	239
Computer Programs and Systems Inc *	3,722	124
Eagle Pharmaceuticals Inc/DE *	3,058	131
Emergent BioSolutions *	1,719	108
Five Star Senior Living Inc *	7,117	41
FONAR Corp *	1,917	34
Innoviva Inc *	104,393	1,400
Ironwood Pharmaceuticals Inc, Cl A *	69,787	898
Lannett Co Inc *	22,737	106
Ligand Pharmaceuticals Inc *	277	36
ModivCare Inc *	881	150
National HealthCare Corp	3,532	247
NextGen Healthcare Inc *	13,285	221
Orthofix Medical Inc *	3,149	126
Ovid therapeutics *	11,074	43
Owens & Minor Inc	24,113	1,021

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Patterson Cos Inc	16,197	$492
Prestige Consumer Healthcare Inc, Cl A *	15,877	827
Select Medical Holdings Corp	43,420	1,835
Syneos Health Inc, Cl A *	46,964	4,203
Tenet Healthcare Corp *	8,219	551
Triple-S Management Corp, Cl B *	6,933	154
Vanda Pharmaceuticals Inc *	56,401	1,213

		15,473

Industrials — 15.4%
ABM Industries Inc	8,066	358
ACCO Brands Corp	488,111	4,212
American Woodmark Corp *	7,434	607
Apogee Enterprises Inc	17,491	712
ArcBest Corp	20,623	1,200
Argan Inc	1,066	51
Atkore Inc *	51,217	3,636
Atlas Air Worldwide Holdings Inc *	31,901	2,173
Beacon Roofing Supply Inc *	13	1
BWX Technologies Inc, Cl W	54,291	3,155
Caesarstone Ltd	6,927	102
Colfax Corp *	108,424	4,967
Columbus McKinnon Corp/NY	2,683	129
Costamare Inc	15,768	186
Covenant Logistics Group Inc, Cl A *	451	9
Crane Co, Cl A	12,155	1,123
Deluxe Corp	24,757	1,183
EMCOR Group Inc	12,763	1,572
Encore Wire Corp	1,996	151
Ennis Inc	15,237	328
EnPro Industries Inc	4,405	428
Fluor Corp *	16,945	300
Genco Shipping & Trading Ltd	4,994	94
GMS Inc *	2,168	104
Great Lakes Dredge & Dock Corp *	17,786	260
Greenbrier Cos Inc/The	8,774	382
Hawaiian Holdings Inc *	28,538	695
Heidrick & Struggles International Inc	5,803	259
Herman Miller Inc	27,980	1,319
Hillenbrand Inc	18,961	836
Hub Group Inc, Cl A *	1,102	73
Hurco Cos Inc	1,751	61
Interface Inc, Cl A	44,699	684
JetBlue Airways Corp *	114,744	1,925
Kaman Corp, Cl A	37,701	1,900
KAR Auction Services Inc *	182,945	3,211
Kelly Services Inc, Cl A *	46,532	1,115
Kforce Inc	3,737	235
Kimball International Inc, Cl B	11,455	151
L B Foster Co, Cl A *	3,229	60
MasTec Inc *	16,535	1,754
Meritor Inc *	61,182	1,433

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Mesa Air Group Inc *	10,068	$94
Miller Industries Inc/TN	2,469	97
Moog Inc, Cl A	14,272	1,200
MRC Global Inc *	9,307	87
Mueller Industries Inc	8,627	374
NN, Cl A *	127,480	937
Northwest Pipe Co *	2,958	84
nVent Electric PLC	20,503	641
Pangaea Logistics Solutions	919	5
Park-Ohio Holdings Corp	11,948	384
Powell Industries Inc	2,790	86
Preformed Line Products Co	972	72
Primoris Services Corp	44,385	1,306
Quanex Building Products Corp	9,039	225
Resources Connection Inc	5,627	81
RR Donnelley & Sons Co *	11,858	74
Rush Enterprises, Cl B	1,900	72
Rush Enterprises Inc, Cl A	20,320	879
Safe Bulkers Inc *	16,916	68
SkyWest Inc *	11,389	491
Steelcase Inc, Cl A	23,159	350
Teledyne Technologies Inc *	5,086	2,130
Timken Co/The	17,212	1,387
Titan Machinery Inc *	5,652	175
TriNet Group Inc *	2,901	210
Trinity Industries Inc (A)	61,491	1,654
Triton International Ltd	28,218	1,477
TrueBlue Inc *	14,818	417
Tutor Perini Corp *	11,956	166
UFP Industries Inc	3,950	294
Vectrus Inc *	5,393	257
Veritiv Corp *	4,087	251
Wabash National Corp	68,457	1,095
Werner Enterprises Inc	15,627	696
WESCO International Inc *	38,913	4,001
XPO Logistics Inc *	25,224	3,529

		68,480

Information Technology — 13.3%
ACI Worldwide Inc *	99,080	3,680
Alliance Data Systems Corp	18,652	1,943
Amkor Technology Inc	128,706	3,047
Avaya Holdings Corp *	29,402	791
Bel Fuse Inc, Cl B	3,696	53
Benchmark Electronics Inc	39,790	1,133
BM Technologies Inc *	1,692	21
Cirrus Logic Inc *	6,944	591
Cognyte Software Ltd *	54,335	1,331
Concentrix Corp *	6,109	982
CSG Systems International Inc	18,254	861
Daktronics Inc *	11,058	73
Diodes Inc *	6,028	481

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ebix Inc	9,807	$333
Euronet Worldwide Inc *	16,203	2,193
Information Services Group Inc	11,167	65
Insight Enterprises Inc *	23,475	2,348
J2 Global Inc *	70,717	9,727
Jabil Inc	35,963	2,090
Lumentum Holdings Inc *	8,809	723
Methode Electronics Inc	26,746	1,316
NCR Corp *	47,680	2,175
NETGEAR Inc *	8,231	315
NetScout Systems Inc *	13,917	397
Photronics Inc *	132,174	1,746
Rimini Street Inc *	7,451	46
Sanmina Corp *	59,316	2,311
ScanSource Inc *	19,134	538
Silicon Motion Technology Corp ADR	123,405	7,910
SMART Global Holdings Inc *	1,583	76
Super Micro Computer Inc *	46,852	1,648
Sykes Enterprises Inc *	43,844	2,354
SYNNEX Corp	10,407	1,267
TTM Technologies Inc *	63,471	908
Unisys Corp *	5,249	133
Verint Systems Inc *	62,639	2,823
Vishay Intertechnology Inc	19,800	446
Xperi Holding Corp	9,023	201

		59,076

Materials — 9.0%
AdvanSix Inc *	4,370	130
AgroFresh Solutions *	3,733	8
Alamos Gold Inc, Cl A	46,195	353
Arconic Corp *	21,020	749
Ashland Global Holdings Inc	37,461	3,278
Axalta Coating Systems Ltd *	128,422	3,916
B2Gold Corp	272,441	1,147
Boise Cascade Co	10,848	633
Cabot Corp	22,776	1,297
Century Aluminum Co *	33,420	431
Chemours Co/The	24,097	839
Clearwater Paper Corp *	4,528	131
Commercial Metals Co, Cl A	124,824	3,835
FMC Corp	47,741	5,166
FutureFuel Corp	8,285	79
Greif Inc, Cl A	31,127	1,885
Huntsman Corp	32,816	870
Ingevity Corp *	7,946	646
Koppers Holdings Inc *	27,656	895
Kraton Corp *	20,067	648
Kronos Worldwide Inc	1,434	20
Louisiana-Pacific Corp	13,975	843
Minerals Technologies Inc	1,214	95
O-I Glass Inc, Cl I *	56,722	926

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Resolute Forest Products Inc *	95,647	$1,167
Schnitzer Steel Industries Inc, Cl A	19,755	969
Schweitzer-Mauduit International Inc	15,795	638
Silgan Holdings Inc	140,939	5,849
Stepan Co	1,534	184
Trecora Resources *	8,121	68
Tredegar Corp	8,099	111
Trinseo SA	15,588	933
Warrior Met Coal Inc	15,515	267
Worthington Industries Inc	12,773	781

		39,787

Real Estate — 5.1%
Acadia Realty Trust ‡	703	15
Alexander & Baldwin Inc ‡	13,244	243
Brandywine Realty Trust ‡	65,176	893
Centerspace ‡	390	31
Chatham Lodging Trust *‡	38,412	494
Corporate Office Properties Trust ‡	27,461	769
CTO Realty Growth ‡	857	46
DiamondRock Hospitality Co *‡	6,801	66
Diversified Healthcare Trust ‡	47,926	200
Franklin Street Properties Corp ‡	86,423	455
Gaming and Leisure Properties Inc ‡	99,937	4,630
Hersha Hospitality Trust, Cl A *‡	34,997	377
Industrial Logistics Properties Trust ‡	28,913	756
Kite Realty Group Trust ‡	50,876	1,120
Lexington Realty Trust, Cl B ‡	3,503	42
Medical Properties Trust Inc ‡	218,611	4,394
New Senior Investment Group Inc ‡	92,603	813
Office Properties Income Trust ‡	26,707	783
Pebblebrook Hotel Trust ‡	4,494	106
Piedmont Office Realty Trust Inc, Cl A ‡	55,998	1,034
PotlatchDeltic Corp ‡	5,603	298
Realogy Holdings Corp *	31,745	578
Retail Properties of America Inc, Cl A ‡	91,635	1,049
Retail Value Inc ‡	4,979	108
RLJ Lodging Trust ‡	19,162	292
RMR Group Inc/The, Cl A ‡	4,732	183
Sabra Health Care Inc ‡	67,030	1,220
Service Properties Trust ‡	30,253	381
Summit Hotel Properties Inc *‡	4,100	38
Sunstone Hotel Investors Inc *‡	8,615	107
Tanger Factory Outlet Centers Inc ‡(A)	51,504	971
Urstadt Biddle Properties Inc, Cl A ‡	4,578	89
Xenia Hotels & Resorts Inc *‡	5,988	112

		22,693

Utilities — 0.9%
Consolidated Water Co Ltd (A)	4,782	56
Genie Energy Ltd, Cl B *	5,932	37
MDU Resources Group Inc	44,415	1,392
National Fuel Gas Co	26,058	1,362

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Small Cap Value Fund (Concluded)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Portland General Electric Co	7,168	$330
Southwest Gas Holdings Inc	10,893	721
Spark Energy Inc, Cl A	4,253	48

		3,946

Total Common Stock (Cost $303,557) ($ Thousands)		435,301

AFFILIATED PARTNERSHIP — 1.3%
SEI Liquidity Fund, L.P.
0.030% **†(C)	6,066,906	6,071

Total Affiliated Partnership (Cost $6,068) ($ Thousands)		6,071

CASH EQUIVALENT — 2.1%
SEI Daily Income Trust, Government Fund, Cl F
0.010% **†	9,181,958	9,182

Total Cash Equivalent (Cost $9,182) ($ Thousands)		9,182

Total Investments in Securities — 101.4% (Cost $318,807) ($ Thousands)		$450,554

Percentages are based on Net Assets of $444,274 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of June 30, 2021.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2021. The total market value of securities on loan at June 30, 2021 was $4,643 ($ Thousands).
(B)	Security is a Master Limited Partnership. At June 30, 2021, such securities amounted to $2,330 ($ Thousands), or 0.5% of the net assets of the Fund.

(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2021 was $6,071 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Ltd. — Limited

PLC — Public Limited Company

The following is a list of the levels of inputs used as of June 30, 2021 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	435,301	–	–	435,301
Affiliated Partnership	–	6,071	–	6,071
Cash Equivalent	9,182	–	–	9,182

Total Investments in Securities	444,483	6,071	–	450,554

For the period ended June 30, 2021, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2021 ($ Thousands):

Security Description	Value 9/30/2020	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$ 7,690	$ 86,175	$ (87,799)	$ 6	$(1)	$ 6,071	6,066,906	$ 75	$ —
SEI Daily Income Trust, Government Fund, Cl F	13,795	63,274	(67,887)	—	—	9,182	9,181,958	1	—

Totals	$ 21,485	$ 149,449	$ (155,686)	$ 6	$ (1)	$ 15,253		$ 76	$ —

Amounts designated as “—” are $0 or have been rounded to $0.

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Small Cap Growth Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.3%

Communication Services — 1.1%
EW Scripps Co/The, Cl A	32,412	$661
iHeartMedia Inc *(A)	36,913	994
QuinStreet Inc *	19,230	357
TechTarget Inc *	24,504	1,899
Yelp Inc, Cl A *	13,028	521
ZipRecruiter, Cl A *	20,979	524

		4,956

Consumer Discretionary — 15.7%
1-800-Flowers.com Inc, Cl A *(A)	10,792	344
Abercrombie & Fitch Co, Cl A *(A)	19,015	883
Academy Sports & Outdoors Inc *	30,069	1,240
Acushnet Holdings Corp	1,049	52
AMC Entertainment Holdings, Cl A *(A)	10,722	608
American Eagle Outfitters Inc	31,092	1,167
Asbury Automotive Group Inc *	7,151	1,225
Beazer Homes USA Inc, Cl A *	80,894	1,560
BJ’s Restaurants Inc *	3,357	165
Boot Barn Holdings Inc *	8,903	748
Boyd Gaming Corp *	17,338	1,066
Brinker International Inc *	21,082	1,304
Callaway Golf Co *	27,330	922
Camping World Holdings Inc, Cl A	26,098	1,070
Carter’s Inc (A)	12,470	1,287
Clarus Corp	52,066	1,338
Cooper-Standard Holdings Inc *	30,776	892
Cricut, Cl A *(A)	22,175	945
Crocs Inc *	31,086	3,622
Deckers Outdoor Corp *	4,199	1,613
Del Taco Restaurants Inc (A)	79,145	792
Dick’s Sporting Goods Inc	14,649	1,468
Everi Holdings Inc *	110,512	2,756
Fox Factory Holding Corp *(A)	10,421	1,622
Funko Inc, Cl A *	26,196	557
Grand Canyon Education Inc *	7,384	664
Green Brick Partners Inc *(A)	26,222	596
Hanesbrands Inc (A)	111,290	2,078
Harley-Davidson Inc, Cl A	11,486	526
Haverty Furniture Cos Inc	23,839	1,019
International Game Technology PLC *	25,065	601
Jack in the Box Inc	12,553	1,399
Kontoor Brands Inc	25,094	1,416
Liquidity Services Inc *	4,495	114
Malibu Boats Inc, Cl A *(A)	15,038	1,103
MarineMax Inc *(A)	16,475	803
Matthews International Corp, Cl A	38,840	1,397
Papa John’s International Inc, Cl A	4,256	445
Party City Holdco *	67,565	630
Patrick Industries Inc	13,191	963
Penn National Gaming Inc *	4,184	320
PlayAGS Inc *	157,406	1,558

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Purple Innovation Inc, Cl A *	24,044	$635
Red Rock Resorts Inc, Cl A *	48,338	2,054
Rent-A-Center Inc/TX	46,539	2,470
Revolve Group Inc, Cl A *(A)	14,747	1,016
RH *	371	252
Sally Beauty Holdings Inc *(A)	176,916	3,905
Scientific Games Corp, Cl A *	5,076	393
SeaWorld Entertainment Inc *	13,653	682
Shake Shack Inc, Cl A *(A)	3,528	378
Shoe Carnival Inc (A)	17,567	1,258
Shutterstock Inc	21,893	2,149
Signet Jewelers Ltd (A)	9,179	742
Skechers USA Inc, Cl A *(A)	80,637	4,018
Skyline Champion Corp *	17,295	922
Sonic Automotive Inc, Cl A (A)	8,437	378
Sonos Inc *	14,398	507
Sportsman’s Warehouse Holdings Inc *	10,313	183
Superior Group of Cos Inc	4,585	110
Taylor Morrison Home Corp, Cl A *	54,657	1,444
Vista Outdoor Inc *(A)	42,250	1,955
Winnebago Industries (A)	3,750	255
XPEL Inc *	9,004	755
YETI Holdings Inc *(A)	5,995	550
Zumiez Inc *	7,615	373

		72,262

Consumer Staples — 1.8%
Beauty Health *	55,463	932
BellRing Brands, Cl A *	48,956	1,534
BJ’s Wholesale Club Holdings Inc *(A)	11,681	556
Celsius Holdings Inc *(A)	14,994	1,141
Central Garden & Pet Co, Cl A *(A)	17,262	877
Duckhorn Portfolio *(A)	22,810	503
J & J Snack Foods Corp (A)	2,457	428
Medifast Inc	3,232	915
Sanderson Farms Inc	3,357	631
USANA Health Sciences Inc *	5,689	582

		8,099

Energy — 3.3%
Antero Resources Corp *	175,143	2,632
Cactus Inc, Cl A	14,309	525
Callon Petroleum *(A)	16,250	937
Denbury *	22,126	1,699
Diamondback Energy Inc, Cl A (A)	7,518	706
Evolution Petroleum Corp	49,290	245
Magnolia Oil & Gas Corp, Cl A *	129,570	2,025
Matador Resources Co (A)	36,864	1,328
Nabors Industries Ltd *(A)	1,620	185
Ovintiv Inc	52,628	1,656
PDC Energy Inc, Cl A (A)	7,769	356
Range Resources Corp *(A)	77,512	1,299
SM Energy Co (A)	39,745	979

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Texas Pacific Land Corp (A)	519	$830

		15,402

Financials — 7.8%
Arbor Realty Trust Inc ‡(A)	6,247	111
Artisan Partners Asset Management Inc, Cl A	27,890	1,417
Axos Financial Inc *	2,821	131
Banc of California Inc	10,585	186
Banner Corp	19,298	1,046
BCB Bancorp Inc	22,363	301
Build Acquisition *	51,793	515
Cohen & Steers Inc	11,445	940
Cowen Inc, Cl A	34,732	1,426
Customers Bancorp Inc *	21,117	823
Federated Hermes Inc, Cl B (A)	13,105	444
First BanCorp/Puerto Rico	33,863	404
First Bank	21,953	297
First Business Financial Services Inc	22,031	596
First Citizens BancShares Inc/NC, Cl A (A)	629	524
First Financial Bankshares Inc, Cl A (A)	9,805	482
First Foundation Inc	6,467	146
First Internet Bancorp	3,185	99
First Northwest Bancorp	3,953	69
Foley Trasimene Acquisition, Cl A *	99,000	967
Fulton Financial Corp (A)	50,504	797
Hanmi Financial Corp	16,217	309
Hannon Armstrong Sustainable Infrastructure Capital Inc ‡(A)	5,112	287
HBT Financial Inc	9,262	161
Heartland Financial USA Inc	14,877	699
Heritage Financial Corp/WA (A)	11,038	276
HomeStreet Inc	23,557	960
Houlihan Lokey Inc, Cl A (A)	4,474	366
Independent Bank Corp/MI	10,947	238
Mercantile Bank Corp	11,339	342
Meta Financial Group Inc	14,375	728
MGIC Investment Corp	35,410	482
Moelis & Co, Cl A	14,892	847
Mr Cooper Group Inc *	28,034	927
Norwood Financial Corp	8,698	226
OneMain Holdings Inc, Cl A	28,850	1,728
Orrstown Financial Services Inc	23,316	538
PennantPark Investment Corp	153,359	1,024
Piper Sandler Cos	4,552	590
PJT Partners Inc	1,226	88
Prosperity Bancshares Inc	3,217	231
Radian Group Inc	23,326	519
Renasant (A)	8,019	321
Selective Insurance Group Inc (A)	5,665	460
ServisFirst Bancshares Inc (A)	11,355	772
Shore Bancshares Inc	7,077	119

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Signature Bank/New York NY, Cl B	4,499	$1,105
Stewart Information Services Corp	20,307	1,151
Stifel Financial Corp	8,500	551
Tishman Speyer Innovation II *	63,249	636
Towne Bank/Portsmouth VA (A)	12,724	387
UMB Financial Corp	4,679	435
United Bankshares Inc/WV	34,779	1,269
United Community Banks Inc/GA	19,653	629
Value Creation *(B)(C)(D)	145,600	62
Veritex Holdings Inc	36,693	1,299
Virtus Investment Partners Inc	3,408	947
Warrior Technologies Acquisition *	73,115	736
West BanCorp Inc	10,168	282
WisdomTree Investments Inc	219,583	1,361

		35,809

Health Care — 26.7%
4D Molecular Therapeutics *	31,119	749
Acadia Healthcare Co Inc, Cl A *(A)	24,000	1,506
AdaptHealth Corp, Cl A *	18,554	509
Affimed NV *	82,611	702
Agiliti *(A)	14,699	321
Albireo Pharma Inc *(A)	30,443	1,071
Aldeyra Therapeutics Inc *	42,737	484
Amedisys Inc *	1,188	291
Amicus Therapeutics Inc *	39,073	377
AMN Healthcare Services Inc *	31,024	3,009
Amneal Pharmaceuticals Inc *(A)	79,106	405
Anavex Life Sciences *(A)	34,481	788
AngioDynamics *	18,448	500
Anika Therapeutics Inc *	9,370	406
Annovis Bio *	12,468	1,067
Antares Pharma Inc *	84,886	370
Apellis Pharmaceuticals *	9,384	593
Apria *	8,140	228
Argenx SE ADR *	6,373	1,919
Arvinas Inc *	7,243	558
AtriCure Inc *(A)	10,309	818
Avid Bioservices Inc *(A)	53,723	1,378
Axogen Inc *	60,938	1,317
BioCryst Pharmaceuticals Inc *	66,232	1,047
Biohaven Pharmaceutical Holding Co Ltd *	5,914	574
Blueprint Medicines Corp *	9,105	801
C4 Therapeutics *	15,754	596
Cano Health *	156,788	1,897
Cardiovascular Systems Inc *	34,077	1,453
CareDx Inc *(A)	29,100	2,663
Castle Biosciences Inc *(A)	9,781	717
Catalyst Pharmaceuticals Inc *	79,284	456
Cerevel Therapeutics Holdings *	7,949	204
Codex DNA *	5,421	119
Collegium Pharmaceutical Inc *(A)	34,171	808

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Covetrus Inc *(A)	34,744	$938
CryoLife Inc *	46,721	1,327
CytomX Therapeutics Inc *	12,255	78
DBV Technologies SA ADR *	96,504	528
Deciphera Pharmaceuticals Inc *	20,278	742
Dicerna Pharmaceuticals Inc *	15,551	580
Dynavax Technologies Corp *	102,292	1,008
Ensign Group Inc/The (A)	25,266	2,190
Evelo Biosciences *(A)	16,311	224
Fate Therapeutics Inc *	5,074	440
Forte Biosciences *(A)	17,909	602
Halozyme Therapeutics Inc *(A)	20,306	922
HealthEquity Inc *(A)	27,113	2,182
Heron Therapeutics Inc *(A)	80,462	1,249
Heska Corp *(A)	2,461	565
ImmunoGen Inc *	43,668	288
Inari Medical Inc *(A)	3,950	368
Inhibrx Inc *(A)	33,689	927
Inovalon Holdings Inc, Cl A *(A)	57,913	1,974
Instil Bio *	24,941	482
Integer Holdings Corp *	14,676	1,382
Intellia Therapeutics Inc *	6,752	1,093
Intra-Cellular Therapies Inc, Cl A *	9,761	398
iRadimed Corp *	40,897	1,203
Ironwood Pharmaceuticals Inc, Cl A *	132,950	1,711
Itamar Medical ADR *	30,025	707
Kiniksa Pharmaceuticals Ltd, Cl A *(A)	33,964	473
Kodiak Sciences Inc *(A)	10,062	936
LeMaitre Vascular Inc	13,350	815
MacroGenics Inc *	38,897	1,045
MannKind Corp *(A)	74,214	404
MEDNAX Inc *(A)	40,671	1,226
Medpace Holdings Inc *	10,606	1,873
Meridian Bioscience Inc *	27,838	617
Merit Medical Systems Inc *(A)	53,682	3,471
Metacrine Inc *	52,751	200
ModivCare Inc *	2,486	423
Natera Inc *	12,339	1,401
Nevro Corp *(A)	6,210	1,030
NextGen Healthcare Inc *	62,757	1,041
Olema Pharmaceuticals *	24,620	689
Omnicell Inc *(A)	20,143	3,051
OptimizeRx Corp *	10,708	663
Organogenesis Holdings Inc, Cl A *	62,866	1,045
ORIC Pharmaceuticals Inc *	28,843	510
Owens & Minor Inc	49,829	2,109
PAVmed *(A)	131,529	842
PMV Pharmaceuticals Inc *	16,455	562
Precigen *(A)	57,428	374
Precision BioSciences Inc *	42,880	537
Prestige Consumer Healthcare Inc, Cl A *	46,329	2,414
Privia Health Group *(A)	23,917	1,061

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Progyny Inc *	10,041	$592
Protagonist Therapeutics Inc *	13,963	627
Prothena Corp PLC *	16,187	832
Pulmonx Corp *	8,096	357
Puma Biotechnology Inc *	30,153	277
Quidel Corp *(A)	5,476	702
R1 RCM Inc *	18,600	414
Radius Health Inc *(A)	57,192	1,043
RadNet *	15,366	518
RAPT Therapeutics Inc *	9,721	309
Relay Therapeutics Inc *(A)	18,846	690
Renalytix AI PLC ADR *(A)	17,363	536
Repligen Corp *	10,420	2,080
Revance Therapeutics Inc *(A)	35,544	1,054
Rigel Pharmaceuticals Inc *(A)	97,632	424
Rubius Therapeutics Inc *(A)	45,386	1,108
Select Medical Holdings Corp	77,419	3,272
Shockwave Medical Inc *(A)	5,481	1,040
Simulations Plus Inc (A)	2,928	161
Spectrum Pharmaceuticals Inc *(A)	73,999	278
SpringWorks Therapeutics Inc *	12,964	1,068
STAAR Surgical Co *	4,933	752
Stereotaxis Inc *	69,312	668
Surgery Partners Inc *(A)	26,919	1,793
Syneos Health Inc, Cl A *	34,880	3,121
Talis Biomedical *(A)	41,036	453
TCR2 Therapeutics Inc *	43,939	721
Tenet Healthcare Corp *	41,612	2,788
Translate Bio Inc *(A)	36,246	998
Treace Medical Concepts *(A)	15,389	481
Vanda Pharmaceuticals Inc *	98,684	2,123
Varex Imaging Corp *	55,374	1,485
Veracyte Inc *	36,052	1,441
Vericel Corp *(A)	23,716	1,245
Viking Therapeutics Inc *	132,884	796
Vocera Communications Inc *(A)	24,484	976
XBiotech Inc *(A)	18,199	301
Xencor Inc *	20,732	715
Xeris Pharmaceuticals Inc *(A)	110,290	449

		122,309

Industrials — 16.7%
ABM Industries Inc	60,336	2,676
Acuity Brands Inc (A)	2,981	558
Advanced Drainage Systems Inc	9,034	1,053
Applied Industrial Technologies Inc, Cl A	8,255	752
ArcBest Corp (A)	27,403	1,595
Atkore Inc *	23,141	1,643
Atlas Air Worldwide Holdings Inc *	9,101	620
Avis Budget Group Inc *(A)	11,954	931
Beacon Roofing Supply Inc *	24,517	1,305
Brady Corp, Cl A	4,300	241

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Builders FirstSource Inc *	24,915	$1,063
CAI International Inc	7,128	399
Chart Industries Inc *(A)	5,499	805
Cimpress PLC *(A)	12,495	1,355
Clean Harbors Inc *	28,427	2,648
Cornerstone Building Brands Inc *(A)	11,765	214
Costamare Inc	15,492	183
Covanta Holding Corp	30,548	538
Deluxe Corp (A)	27,381	1,308
EMCOR Group Inc	17,006	2,095
Federal Signal Corp	3,386	136
First Advantage *	54,563	1,086
Forrester Research Inc *	33,855	1,551
Forward Air Corp	18,639	1,673
Franklin Electric Co Inc	7,855	633
GMS Inc *(A)	11,708	564
Graham Corp, Cl A	11,316	156
Griffon Corp	11,632	298
Herc Holdings Inc *(A)	12,239	1,372
Heritage-Crystal Clean Inc *	128,377	3,810
Herman Miller Inc (A)	9,000	424
Hillenbrand Inc	43,972	1,938
Hudson Technologies Inc *	263,111	895
JELD-WEN Holding Inc *	30,708	806
John Bean Technologies Corp, Cl A (A)	15,514	2,213
KBR Inc	21,217	809
Kennametal Inc (A)	16,159	580
Kforce Inc	21,426	1,348
Kirby Corp *	21,197	1,285
Korn Ferry	15,595	1,131
Masonite International Corp *	13,691	1,530
MasTec Inc *	13,146	1,395
Matson Inc (A)	62,466	3,998
Maxar Technologies Inc (A)	2,621	105
Middleby Corp/The *(A)	19,186	3,324
Montrose Environmental Group Inc *	8,354	448
Moog Inc, Cl A	3,628	305
MYR Group Inc *(A)	6,835	621
Oshkosh Corp	8,469	1,056
Primoris Services Corp (A)	37,895	1,115
Quanex Building Products Corp	3,890	97
Ritchie Bros Auctioneers Inc	51,587	3,058
Robert Half International Inc	12,414	1,104
Shyft Group Inc/The	26,330	985
SiteOne Landscape Supply Inc *(A)	2,298	389
SP Plus Corp *	24,173	739
Tennant Co	31,066	2,481
Textainer Group Holdings Ltd *	14,533	491
Titan Machinery Inc *	21,216	656
TriNet Group Inc *	34,630	2,510
Triton International Ltd	25,587	1,339
TrueBlue Inc *	76,729	2,157

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
UFP Industries Inc	6,012	$447
Vertiv Holdings Co, Cl A	20,986	573
Werner Enterprises Inc	10,913	486
WESCO International Inc *	6,769	696

		76,795

Information Technology — 18.9%
2U Inc *(A)	82,292	3,429
8x8 Inc *	37,603	1,044
A10 Networks Inc *	10,461	118
Actua Corp *(B)(C)	105,055	5
ACV Auctions, Cl A *	15,374	394
Agilysys Inc *	4,002	228
Allegro MicroSystems Inc *	24,026	666
Alpha & Omega Semiconductor Ltd *	26,377	802
American Software Inc/GA, Cl A	49,804	1,094
Arlo Technologies *	34,403	233
Asana, Cl A *	19,514	1,210
Asure Software Inc *(A)	64,719	574
Avid Technology Inc *	32,402	1,269
Benefitfocus Inc *	181,476	2,559
BM Technologies Inc *	460	6
Brooks Automation Inc	7,967	759
Calix Inc *	40,927	1,944
Cerence Inc *(A)	10,222	1,091
ChannelAdvisor Corp *	35,091	860
Cirrus Logic Inc *	4,592	391
Cohu Inc *	10,043	369
CommScope Holding Co Inc *	30,569	651
CommVault Systems *	28,339	2,215
Cornerstone OnDemand Inc *	31,886	1,645
CTS Corp	57,291	2,129
Datto Holding Corp *	16,026	446
Diebold Nixdorf Inc *(A)	50,837	653
Digital Turbine Inc *	24,674	1,876
Diodes Inc *	21,172	1,689
Domo Inc, Cl B *(A)	9,019	729
DoubleVerify Holdings *	20,252	857
E2open Parent Holdings *	28,123	321
Echo Global Logistics Inc *	60,296	1,854
EMCORE Corp *	54,578	503
EVERTEC Inc	17,987	785
ExlService Holdings Inc *(A)	5,012	533
Extreme Networks Inc *	32,111	358
FormFactor Inc *	5,709	208
Ichor Holdings Ltd *	7,381	397
Insight Enterprises Inc *(A)	12,318	1,232
International Money Express Inc *	12,099	180
Itron Inc *	6,583	658
J2 Global Inc *(A)	12,702	1,747
Jabil Inc	10,276	597
KnowBe4, Cl A *	24,311	760

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kulicke & Soffa Industries Inc (A)	31,840	$1,949
Latch *	83,804	1,028
Lattice Semiconductor Corp *	8,765	492
MACOM Technology Solutions Holdings Inc *(A)	5,711	366
Manhattan Associates Inc *	9,971	1,444
MAXIMUS Inc (A)	6,746	593
Mimecast Ltd *	45,445	2,411
Model N Inc *	33,091	1,134
Momentive Global *	103,178	2,174
NCR Corp *	12,449	568
NETGEAR Inc *(A)	33,492	1,283
Nutanix Inc, Cl A *	14,811	566
Olo, Cl A *(A)	24,617	920
Onto Innovation Inc *	6,663	487
Perficient Inc *	27,007	2,172
Ping Identity Holding Corp *(A)	25,068	574
Plantronics Inc *	2,532	106
Plexus Corp *	3,552	325
Power Integrations Inc	4,344	356
QAD Inc, Cl A	15,219	1,324
Rambus Inc *	24,805	588
Rimini Street Inc *	88,393	545
Rogers Corp *	6,748	1,355
Sanmina Corp *	47,065	1,834
Shift4 Payments, Cl A *	8,657	811
Sprout Social Inc, Cl A *	9,585	857
SPS Commerce Inc *	3,716	371
Squarespace *	7,410	440
Switch Inc, Cl A	27,390	578
Synaptics Inc *(A)	13,134	2,044
SYNNEX Corp (A)	15,054	1,833
TTEC Holdings Inc	24,039	2,478
Ultra Clean Holdings Inc *	38,440	2,065
Upland Software Inc *(A)	19,518	804
Verint Systems Inc *	9,783	441
Vertex, Cl A *(A)	10,346	227
Viavi Solutions Inc *	85,977	1,518
Vishay Intertechnology Inc (A)	95,491	2,153
Workiva Inc, Cl A *	18,014	2,006
Zuora Inc, Cl A *	84,729	1,462

		86,750

Materials — 4.2%
Alcoa Corp *	20,836	768
Arconic Corp *(A)	23,605	841
Boise Cascade Co (A)	26,892	1,569
Commercial Metals Co, Cl A (A)	45,182	1,388
Element Solutions Inc	22,207	519
Greif Inc, Cl A	8,077	489
Kaiser Aluminum Corp (A)	8,354	1,032
Louisiana-Pacific Corp	51,983	3,134

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Materion Corp	5,922	$446
Olin Corp	11,371	526
Orion Engineered Carbons *	44,352	842
Ranpak Holdings Corp, Cl A *	93,576	2,342
Schnitzer Steel Industries Inc, Cl A	33,238	1,631
Sealed Air Corp	9,836	583
Summit Materials Inc, Cl A *(A)	15,397	537
Trinseo SA (A)	22,794	1,364
Tronox Holdings	13,898	311
Valvoline Inc	17,508	568
Worthington Industries Inc (A)	6,557	401

		19,291

Real Estate — 1.8%
CareTrust Inc ‡	15,460	359
DigitalBridge Group *‡(A)	68,020	537
Easterly Government Properties Inc ‡(A)	19,409	409
EastGroup Properties Inc ‡	2,315	381
Hersha Hospitality Trust, Cl A *‡	26,306	283
iStar Inc ‡(A)	21,947	455
Life Storage Inc ‡	7,578	814
National Storage Affiliates Trust ‡	10,887	550
PotlatchDeltic Corp ‡	23,649	1,257
RE/MAX Holdings Inc, Cl A ‡	8,866	296
Realogy Holdings Corp *(A)	47,963	874
Safehold Inc ‡(A)	8,307	652
SITE Centers Corp ‡	41,252	621
St Joe Co/The ‡	2,825	126
Tanger Factory Outlet Centers Inc ‡(A)	19,000	358
Uniti Group Inc ‡	9,381	99

		8,071

Utilities — 0.3%
Avista Corp	6,653	284
Otter Tail Corp	8,463	413
Portland General Electric Co	5,192	239
Spire Inc (A)	5,529	400

		1,336

Total Common Stock (Cost $348,964) ($ Thousands)		451,080

AFFILIATED PARTNERSHIP — 26.0%
SEI Liquidity Fund, L.P.
0.030% **†(E)	119,305,345	119,331

Total Affiliated Partnership (Cost $119,328) ($ Thousands)		119,331

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Small Cap Growth Fund (Concluded)

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 1.6%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	7,528,586	$7,529

Total Cash Equivalent (Cost $7,529) ($ Thousands)		7,529

Total Investments in Securities — 125.9% (Cost $475,821) ($ Thousands)		$577,940

Percentages are based on Net Assets of $459,027 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2021.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2021. The total market value of securities on loan at June 30, 2021 was $119,992 ($ Thousands).
(B)

Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of June 30, 2021 was $67 ($ Thousands) and represented 0.0% of the Net Assets of the Fund.

(C)	Level 3 security in accordance with fair value hierarchy.
(D)	Securities considered restricted. The total market value of such securities as of June 30, 2021 was $62 ($ Thousands) and represented 0.0% of the Net Assets of the Fund.
(E)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2021 was $119,331 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Ltd. — Limited

PLC — Public Limited Company

The following is a list of the levels of inputs used as of June 30, 2021 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Common Stock	451,013	–	67	451,080
Affiliated Partnership	–	119,331	–	119,331
Cash Equivalent	7,529	–	–	7,529

Total Investments in Securities	458,542	119,331	67	577,940

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended June 30, 2021, there have been no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2021 ($ Thousands):

Security Description	9/30/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$14,256	$221,434	$(116,360)	$—	$—	$119,331	119,305,345	$237	$—
SEI Daily Income Trust, Government Fund, Cl F	5,613	77,971	(76,055)	1	—	7,529	7,528,586	1	—

Totals	$19,869	$299,405	$(192,415)	$1	$—	$126,860		$238	$—

Amounts designated as “—” are $0 or have been rounded to $0.

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Tax-Managed Small/Mid Cap Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.2%

Communication Services — 4.4%
ATN International Inc	4,814	$219
Boston Omaha Corp, Cl A *	3,497	111
Cable One Inc	1,150	2,200
Cinemark Holdings Inc *	328,330	7,207
Cogent Communications Holdings Inc	18,392	1,414
Electronic Arts Inc	2,290	329
EW Scripps Co/The, Cl A	26,344	537
IAC *	3,105	479
Interpublic Group of Cos Inc/The	24,754	804
Iridium Communications Inc *	71,000	2,839
John Wiley & Sons Inc, Cl A	51,999	3,129
Lions Gate Entertainment Corp, Cl A *	382,000	7,907
Match Group Inc *	1,449	234
New York Times Co/The, Cl A	19,500	849
Nexstar Media Group Inc, Cl A	68,960	10,198
Ooma Inc *	77,719	1,466
Shenandoah Telecommunications Co	20,536	996
Take-Two Interactive Software Inc, Cl A *	3,431	607
TechTarget Inc *	534	41
TEGNA Inc	60,000	1,126
United States Cellular Corp *	11,940	434
Vimeo *	5,040	247
World Wrestling Entertainment Inc, Cl A	28,861	1,671
Zynga Inc, Cl A *	100,000	1,063

		46,107

Consumer Discretionary — 10.8%
1-800-Flowers.com Inc, Cl A *	20,866	665
Advance Auto Parts Inc	10,274	2,108
American Eagle Outfitters Inc	148,019	5,555
America’s Car-Mart Inc/TX *	5,643	800
Asbury Automotive Group Inc *	3,907	670
At Home Group Inc *	20,854	768
AutoNation Inc *	1,730	164
Bloomin’ Brands Inc *	140,441	3,812
Bright Horizons Family Solutions Inc *	1,538	226
Brinker International Inc *	35,604	2,202
CarParts.com Inc *	26,372	537
Carriage Services Inc	26,433	977
Carter’s Inc	29,132	3,006
Century Communities Inc	15,398	1,025
Children’s Place Inc/The *	15,903	1,480
Churchill Downs Inc	8,184	1,623
Cooper-Standard Holdings Inc *	40,550	1,176
Core-Mark Holding Co Inc, Cl A	14,464	651
Crocs Inc *	5,724	667
Dave & Buster’s Entertainment Inc *	43,840	1,780
Deckers Outdoor Corp *	3,400	1,306
Dorman Products Inc *	2,086	216
Etsy Inc *	25,967	5,345
Golden Entertainment Inc *	21,375	958

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Green Brick Partners Inc *	53,506	$1,217
Group 1 Automotive Inc	4,472	691
GrowGeneration Corp *	9,921	477
Haverty Furniture Cos Inc	25,532	1,092
Helen of Troy Ltd *	11,676	2,663
Hibbett Sports Inc	17,681	1,585
Inspired Entertainment Inc *	43,346	553
Installed Building Products Inc	4,861	595
Kontoor Brands Inc	16,121	909
LCI Industries	24,809	3,260
Lithia Motors Inc, Cl A	24,454	8,403
LKQ Corp *	49,641	2,443
M/I Homes Inc *	16,042	941
MDC Holdings Inc	3,306	167
Modine Manufacturing Co *	557,125	9,243
Movado Group Inc	11,467	361
Murphy USA Inc	5,255	701
Norwegian Cruise Line Holdings Ltd *	88,916	2,615
Ollie’s Bargain Outlet Holdings Inc *	3,893	327
Oxford Industries Inc, Cl A	16,073	1,589
Pool Corp	22,127	10,149
PulteGroup Inc	506	28
Rent-A-Center Inc/TX	20,036	1,063
Rocky Brands Inc	8,004	445
SeaWorld Entertainment Inc *	18,123	905
Signet Jewelers Ltd	9,535	770
Skechers USA Inc, Cl A *	37,863	1,887
Sonos Inc *	24,186	852
Stamps.com Inc *	2,683	537
Strategic Education Inc	11,851	901
Stride *	41,300	1,327
Taylor Morrison Home Corp, Cl A *	69,500	1,836
Titan International Inc *	94,939	805
Unifi Inc *	37,433	912
Urban Outfitters Inc *	72,105	2,972
Vail Resorts Inc *	9,517	3,012
Vera Bradley Inc *	311,259	3,856
Whirlpool Corp	3,320	724
Williams-Sonoma Inc	7,799	1,245
XPEL Inc *	11,009	923

		112,698

Consumer Staples — 4.8%
BJ’s Wholesale Club Holdings Inc *	24,382	1,160
Boston Beer Co Inc/The, Cl A *	2,028	2,070
Casey’s General Stores Inc	6,437	1,253
Celsius Holdings Inc *	29,350	2,233
Central Garden & Pet Co, Cl A *	39,121	1,889
Coca-Cola Consolidated Inc	2,500	1,005
Darling Ingredients Inc *	40,500	2,734
Flowers Foods Inc	23,770	575
Freshpet Inc *	8,866	1,445

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Grocery Outlet Holding Corp *	11,661	$404
Hostess Brands Inc, Cl A *	468,657	7,587
Ingles Markets Inc, Cl A	6,621	386
Ingredion Inc	9,898	896
J & J Snack Foods Corp	7,030	1,226
John B Sanfilippo & Son Inc	13,714	1,215
Kroger Co/The	6,156	236
Lancaster Colony Corp	5,300	1,026
Medifast Inc	25,737	7,283
National Beverage Corp, Cl A *	4,024	190
Pilgrim’s Pride Corp *	149,410	3,314
Post Holdings Inc *	7,519	816
PriceSmart Inc	12,923	1,176
Sanderson Farms Inc	7,452	1,401
Seaboard Corp	144	557
Seneca Foods Corp, Cl A *	315	16
Spectrum Brands Holdings Inc	30,246	2,572
Sprouts Farmers Market Inc *	27,834	692
Universal Corp/VA	18,077	1,030
US Foods Holding Corp *	10,313	396
USANA Health Sciences Inc *	7,864	806
Village Super Market Inc, Cl A	15,188	357
WD-40 Co	2,556	655
Weis Markets Inc	27,069	1,398

		49,999

Energy — 2.5%
ChampionX Corp *	42,026	1,078
Cimarex Energy Co	98,294	7,122
Delek US Holdings Inc *	328,319	7,098
Kosmos Energy Ltd *	503,427	1,742
Marathon Petroleum Corp	7,296	441
Ovintiv Inc	38,375	1,208
Pioneer Natural Resources Co	19,058	3,097
Rattler Midstream LP (A)	162,210	1,771
Southwestern Energy Co *	219,203	1,243
Viper Energy Partners LP (A)	105,057	1,978

		26,778

Financials — 18.4%
Affiliated Managers Group Inc	1,488	230
Alleghany Corp *	1,001	668
Allstate Corp/The	1,408	184
Altabancorp	23,776	1,030
A-Mark Precious Metals *	7,917	368
American Equity Investment Life Holding Co	106,222	3,433
American Financial Group Inc/OH	13,674	1,705
Ameriprise Financial Inc	4,701	1,170
AMERISAFE Inc	9,132	545
Arch Capital Group Ltd *	10,008	390
Argo Group International Holdings Ltd	103,605	5,370
Arrow Financial Corp	19,966	718

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Artisan Partners Asset Management Inc, Cl A	10,919	$555
Assurant Inc	5,558	868
Axos Financial Inc *	48,113	2,232
Bank First	2,745	192
Bank of Marin Bancorp	29,527	942
Bank OZK	55,988	2,360
BankUnited Inc	130,026	5,551
BGC Partners Inc, Cl A	1,099,126	6,232
Brookline Bancorp Inc, Cl A	24,112	360
Cadence BanCorp, Cl A	93,703	1,957
Camden National Corp	18,864	901
Canadian Imperial Bank of Commerce	3,321	378
Capital City Bank Group Inc	86,672	2,235
Citizens & Northern	6,978	171
CNB Financial Corp/PA	11,269	257
CNO Financial Group Inc	289,034	6,827
Cohen & Steers Inc	885	73
Columbia Banking System Inc	136,760	5,273
Columbia Financial Inc *	58,169	1,002
Community Trust Bancorp Inc	27,038	1,092
Customers Bancorp Inc *	26,651	1,039
Diamond Hill Investment Group Inc	2,001	335
Donnelley Financial Solutions Inc *	69,539	2,295
Dynex Capital Inc ‡	45,717	853
Eagle Bancorp Inc	29,167	1,636
Employers Holdings Inc	17,888	766
Everest Re Group Ltd	6,060	1,527
Farmers National Banc Corp	24,544	381
Federated Hermes Inc, Cl B	15,159	514
Financial Institutions Inc	51,330	1,540
First American Financial Corp	23,494	1,465
First Busey Corp	71,493	1,763
First Citizens BancShares Inc/NC, Cl A	775	645
First Commonwealth Financial Corp	316,920	4,459
First Community Bankshares Inc	66,479	1,984
First Horizon Corp	341,595	5,903
First Merchants Corp	77,646	3,236
First Midwest Bancorp Inc/IL	68,601	1,360
Flagstar Bancorp Inc	32,500	1,374
FNB Corp/PA	494,669	6,099
FRP Holdings Inc *	4,575	255
Great Southern Bancorp Inc	13,042	703
Great Western Bancorp Inc	86,378	2,832
Hanover Insurance Group Inc/The, Cl A	25,705	3,487
Hilltop Holdings Inc	20,444	744
HomeStreet Inc	10,400	424
HomeTrust Bancshares Inc	4,975	139
Horace Mann Educators Corp, Cl A	21,962	822
Houlihan Lokey Inc, Cl A	8,726	714
Howard Hughes Corp/The *	51,451	5,014
Huntington Bancshares Inc/OH	199,962	2,853

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Independent Bank Corp/MI	13,095	$284
Lincoln National Corp	3,278	206
MarketAxess Holdings Inc	350	162
Mercantile Bank Corp	10,589	320
Merchants Bancorp/IN	45,712	1,794
Mercury General Corp	3,404	221
MidWestOne Financial Group Inc	16,411	472
Morgan Stanley	7,661	702
Morningstar Inc, Cl A	5,718	1,470
Newmark Group Inc, Cl A	450,766	5,414
OFG Bancorp	133,441	2,952
Origin Bancorp Inc	25,847	1,097
Pacific Premier Bancorp Inc	114,780	4,854
PacWest Bancorp	433,442	17,840
Park National Corp	1,252	147
PCSB Financial Corp	20,078	365
PennyMac Financial Services Inc	4,681	289
Peoples Bancorp Inc/OH	29,343	869
Piper Sandler Cos	823	107
PJT Partners Inc	16,396	1,170
Popular Inc	11,261	845
Premier Financial Corp	24,116	685
Provident Financial Services Inc	24,819	568
Reinsurance Group of America Inc, Cl A	7,938	905
Reliant Bancorp Inc	40,302	1,118
RenaissanceRe Holdings Ltd	7,345	1,093
Republic Bancorp Inc/KY, Cl A	10,585	488
Safety Insurance Group Inc	7,585	594
Selective Insurance Group Inc	19,688	1,598
ServisFirst Bancshares Inc	26,000	1,767
Sierra Bancorp	20,570	523
Starwood Property Trust Inc ‡	310,592	8,128
Stewart Information Services Corp	21,161	1,200
Stifel Financial Corp	5,705	370
SVB Financial Group, Cl B *	3,773	2,099
Towne Bank/Portsmouth VA	20,000	608
TPG RE Finance Trust Inc ‡	58,414	786
TriCo Bancshares	22,196	945
UMB Financial Corp	5,000	465
UMH Properties ‡	42,338	924
Umpqua Holdings Corp	229,225	4,229
United Community Banks Inc/GA	15,000	480
United Fire Group Inc	67,986	1,885
Univest Financial Corp	85,554	2,256
Virtus Investment Partners Inc	4,899	1,361
Washington Trust Bancorp Inc	11,422	587
Waterstone Financial Inc	85,678	1,684

		191,356

Health Care — 10.7%
ABIOMED Inc *	967	302
Acceleron Pharma Inc *	627	79

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Aerie Pharmaceuticals Inc *	75,660	$1,211
Akebia Therapeutics Inc *	28,794	109
Akero Therapeutics Inc *	2,796	69
Albireo Pharma Inc *	23,583	830
AmerisourceBergen Corp, Cl A	4,713	540
AMN Healthcare Services Inc *	39,759	3,856
Apollo Endosurgery *	193,308	1,566
Arcus Biosciences Inc *	4,789	131
Ascendis Pharma ADR *	4,000	526
AtriCure Inc *	14,000	1,111
Biohaven Pharmaceutical Holding Co Ltd *	10,000	971
BioMarin Pharmaceutical Inc *	4,059	339
Bio-Techne Corp	3,600	1,621
Bridgebio Pharma Inc *	2,632	160
Catalent Inc *	16,500	1,784
Charles River Laboratories International Inc *	7,525	2,784
Chemed Corp	5,665	2,688
ChromaDex Corp *	42,607	420
Co-Diagnostics Inc *(B)	236,973	1,955
Collegium Pharmaceutical Inc *	55,451	1,311
Computer Programs and Systems Inc *	21,134	702
CorVel Corp *	3,132	421
Cross Country Healthcare Inc *	57,260	945
CryoLife Inc *	680	19
Denali Therapeutics Inc *	19,503	1,530
Durect Corp *	26,038	42
Eagle Pharmaceuticals Inc/DE *	5,937	254
Emergent BioSolutions Inc *	42,789	2,695
Encompass Health Corp	19,928	1,555
Ensign Group Inc/The	4,885	423
Fate Therapeutics Inc *	14,965	1,299
Fulgent Genetics Inc *	1,200	111
Global Blood Therapeutics Inc *	31,243	1,094
Globus Medical Inc, Cl A *	14,804	1,148
Harvard Bioscience *	87,253	727
HealthStream Inc *	21,679	606
Heska Corp *	6,167	1,417
Hill-Rom Holdings Inc	4,708	535
ICON PLC *	7,886	1,630
ICU Medical Inc *	5,669	1,167
IDEXX Laboratories Inc *	458	289
Incyte Corp *	3,300	278
Inovalon Holdings Inc, Cl A *	71,259	2,428
Insmed Inc *	31,452	895
Inspire Medical Systems Inc *	5,312	1,027
Integra LifeSciences Holdings Corp *	20,000	1,365
Iovance Biotherapeutics Inc *	58,028	1,510
Jazz Pharmaceuticals PLC *	16,181	2,875
Karyopharm Therapeutics Inc *	73,936	763
Krystal Biotech Inc *	1,716	117
LeMaitre Vascular Inc	467	28

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
LHC Group Inc *	6,905	$1,383
Ligand Pharmaceuticals Inc *	28,582	3,750
Masimo Corp *	3,863	937
Medpace Holdings Inc *	9,937	1,755
Mettler-Toledo International Inc *	411	569
ModivCare Inc *	4,264	725
Myriad Genetics Inc *	47,139	1,441
National HealthCare Corp	12,608	881
Natus Medical Inc *	29,663	771
Neogen Corp, Cl B *	8,052	371
NeoGenomics Inc *	18,676	844
Neurocrine Biosciences Inc *	10,038	977
Nevro Corp *	729	121
NextGen Healthcare Inc *	8,065	134
Novocure Ltd *	2,480	550
Omnicell Inc *	1,763	267
OptimizeRx Corp *	10,047	622
Organogenesis Holdings Inc, Cl A *	81,246	1,350
Orthofix Medical Inc *	14,375	577
Owens & Minor Inc	39,047	1,653
Pacira BioSciences Inc *	44,489	2,700
Penumbra Inc *	1,427	391
PerkinElmer Inc	12,707	1,962
Phibro Animal Health Corp, Cl A	32,589	941
Premier Inc, Cl A	80,870	2,813
Prestige Consumer Healthcare Inc, Cl A *	46,904	2,444
Protagonist Therapeutics Inc *	26,630	1,195
Quanterix Corp *	20,327	1,192
R1 RCM Inc *	59,081	1,314
Reata Pharmaceuticals Inc, Cl A *	8,596	1,217
Repligen Corp *	6,804	1,358
Revance Therapeutics Inc *	82,213	2,437
SeaSpine Holdings Corp *	11,657	239
SIGA Technologies Inc *	2,198	14
Simulations Plus Inc	799	44
Spero Therapeutics Inc *	16,852	235
STAAR Surgical Co *	5,000	762
STERIS PLC	1	—
Supernus Pharmaceuticals Inc *	8,694	268
Syneos Health Inc, Cl A *	96,849	8,667
Teleflex Inc	8,291	3,331
Tenet Healthcare Corp *	6,108	409
Translate Bio Inc *	16,743	461
United Therapeutics Corp *	7,055	1,266
UroGen Pharma *(B)	40,897	624
Utah Medical Products Inc	6,164	524
Vir Biotechnology *	7,158	338
West Pharmaceutical Services Inc	1	—

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Y-mAbs Therapeutics Inc *	15,585	$527

		111,609

Industrials — 15.6%
A O Smith Corp	4,400	317
ACCO Brands Corp	838,705	7,238
Advanced Drainage Systems Inc	16,174	1,885
AECOM *	13,579	860
AeroVironment Inc *	6,958	697
Altra Industrial Motion Corp	11,202	728
Applied Industrial Technologies Inc, Cl A	12,000	1,093
ArcBest Corp	17,512	1,019
Armstrong World Industries Inc	25,821	2,770
Atkore Inc *	38,805	2,755
Atlas Air Worldwide Holdings Inc *	53,933	3,673
Builders FirstSource Inc *	61,574	2,627
BWX Technologies Inc, Cl W	84,376	4,904
CAI International Inc	30,421	1,704
Casella Waste Systems Inc, Cl A *	5,000	317
CBIZ Inc *	2,449	80
Cintas Corp	3,186	1,217
Clean Harbors Inc *	7,022	654
Colfax Corp *	192,422	8,815
CoStar Group Inc *	44,460	3,682
CRA International Inc	11,678	1,000
CSW Industrials Inc	5,365	636
Curtiss-Wright Corp	15,306	1,818
EMCOR Group Inc	19,007	2,341
Ennis Inc	34,657	746
Evoqua Water Technologies Corp *	14,928	504
Exponent Inc	30,000	2,676
Forrester Research Inc *	9,468	434
Franklin Covey Co *	648	21
Franklin Electric Co Inc	10,000	806
FTI Consulting Inc *	10,890	1,488
Global Industrial	4,467	164
Griffon Corp	25,360	650
Helios Technologies Inc	11,524	899
Heritage-Crystal Clean Inc *	29,302	870
Hillenbrand Inc	18,146	800
Hub Group Inc, Cl A *	12,964	855
IAA Inc *	84,934	4,632
ICF International Inc, Cl A	4,655	409
IDEX Corp	4,000	880
JetBlue Airways Corp *	254,146	4,265
Kadant Inc	16,160	2,846
Kaman Corp, Cl A	52,269	2,634
KAR Auction Services Inc *	325,411	5,711
Kelly Services Inc, Cl A *	4,601	110
Kforce Inc	10,057	633
L3Harris Technologies Inc	2,036	440
Landstar System Inc	8,600	1,359

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Macquarie Infrastructure Corp *	18,400	$704
ManTech International Corp/VA, Cl A	12,947	1,120
Masonite International Corp *	37,876	4,234
Mastech Digital Inc *	4,353	65
Matson Inc	26,632	1,704
Meritor Inc *	39,622	928
MSA Safety Inc	10,698	1,771
MSC Industrial Direct Co Inc, Cl A	3,679	330
MYR Group Inc *	22,025	2,003
National Presto Industries Inc	1,385	141
nVent Electric PLC	20,000	625
Old Dominion Freight Line Inc, Cl A	9,957	2,527
Powell Industries Inc	6,900	214
Primoris Services Corp	31,507	927
Quanex Building Products Corp	8,291	206
Radiant Logistics Inc *	49,017	340
RBC Bearings Inc *	4,000	798
Resideo Technologies Inc *	36,899	1,107
Resources Connection Inc	21,841	314
REV Group Inc	44,261	694
Rexnord Corp	21,000	1,051
Rush Enterprises Inc, Cl A	38,922	1,683
Saia Inc *	7,000	1,466
Schneider National Inc, Cl B	13,231	288
Shyft Group Inc/The	28,592	1,070
Simpson Manufacturing Co Inc	8,867	979
SiteOne Landscape Supply Inc *	3,529	597
SPX FLOW Inc	19,418	1,267
Standex International Corp	5,842	554
Teledyne Technologies Inc *	16,712	6,999
Tetra Tech Inc	27,739	3,385
Textainer Group Holdings Ltd *	56,064	1,893
Toro Co/The	2,800	308
TriMas Corp *	23,190	703
Trinity Industries Inc (B)	142,479	3,831
TrueBlue Inc *	50,000	1,406
UFP Industries Inc	9,396	699
United Rentals Inc *	4,375	1,396
Upwork Inc *	16,655	971
Vicor Corp *	8,907	942
Werner Enterprises Inc	29,446	1,311
WESCO International Inc *	94,612	9,728
Westinghouse Air Brake Technologies Corp	3,600	296
XPO Logistics Inc *	78,605	10,996

		162,233

Information Technology — 19.0%
A10 Networks Inc *	136,224	1,534
ACI Worldwide Inc *	348,764	12,953
Agilysys Inc *	13,470	766
Alliance Data Systems Corp	27,121	2,826
Alpha & Omega Semiconductor Ltd *	39,527	1,201

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Amdocs Ltd	14,000	$1,083
American Software Inc/GA, Cl A	30,440	668
Amkor Technology Inc	50,512	1,196
ANSYS Inc *	2,600	902
Arista Networks Inc *	2,488	901
Aspen Technology Inc *	25,476	3,504
Avid Technology Inc *	31,265	1,224
Axcelis Technologies Inc *	22,971	928
Brightcove Inc *	18,188	261
Broadridge Financial Solutions Inc	1,700	275
Brooks Automation Inc	754	72
Cadence Design Systems Inc *	12,100	1,655
Calix Inc *	48,212	2,290
Cambium Networks Corp *	23,504	1,136
Cass Information Systems Inc	9,000	367
ChannelAdvisor Corp *	51,607	1,265
Cognyte Software Ltd *	84,053	2,059
CommVault Systems Inc *	26,733	2,090
Conduent Inc *	113,376	850
Cornerstone OnDemand Inc *	28,250	1,457
CSG Systems International Inc	16,561	781
Digital Turbine Inc *	2,588	197
Diodes Inc *	15,000	1,197
Domo Inc, Cl B *	21,980	1,777
Echo Global Logistics Inc *	8,703	267
Enphase Energy Inc *	5,140	944
Entegris Inc	17,705	2,177
EPAM Systems Inc *	5,383	2,750
Euronet Worldwide Inc *	30,399	4,114
EVERTEC Inc	63,730	2,782
ExlService Holdings Inc *	24,383	2,591
Extreme Networks Inc *	44,054	492
Fair Isaac Corp *	2,500	1,257
Five9 Inc *	5,242	961
FormFactor Inc *	600	22
Gartner Inc *	1,518	368
Genpact Ltd	30,604	1,390
Global Payments Inc	1,009	189
Globant SA *	4,500	986
Hackett Group Inc/The	37,239	671
Ichor Holdings Ltd *	16,589	892
II-VI Inc *	15,210	1,104
Insight Enterprises Inc *	21,641	2,164
Intelligent Systems Corp *	358	11
International Money Express Inc *	1,250	19
J2 Global Inc *	211,316	29,067
Lattice Semiconductor Corp *	37,782	2,123
Lumentum Holdings Inc *	21,910	1,797
MACOM Technology Solutions Holdings Inc *	12,485	800
Manhattan Associates Inc *	10,280	1,489
MAXIMUS Inc	35,530	3,126

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
MicroStrategy Inc, Cl A *	726	$482
Model N Inc *	21,638	742
Monolithic Power Systems Inc	6,335	2,366
National Instruments Corp	370	16
NCR Corp *	132,854	6,059
nLight Inc *	17,550	637
Nuance Communications Inc *	53,148	2,893
NVE Corp	9,565	708
ON Semiconductor Corp *	108,955	4,171
OSI Systems Inc *	184	19
Palo Alto Networks Inc *	786	292
Perficient Inc *	12,505	1,006
Photronics Inc *	204,266	2,698
Power Integrations Inc	20,000	1,641
Progress Software Corp	5,788	268
PTC Inc *	19,109	2,699
QAD Inc, Cl A	5,106	444
Qorvo Inc *	1	—
Qualys Inc *	1,225	123
Rackspace Technology Inc *	51,435	1,009
Radware Ltd *	26,112	804
Rambus Inc *	69,493	1,648
RingCentral Inc, Cl A *	773	225
Science Applications International Corp	10,962	962
Semtech Corp *	69,289	4,767
Shutterstock Inc	21,003	2,062
Silicon Motion Technology Corp ADR	238,588	15,294
SolarWinds Corp *	744	13
SPS Commerce Inc *	16,563	1,654
Super Micro Computer Inc *	159,172	5,600
Sykes Enterprises Inc *	31,637	1,699
Synopsys Inc *	5,999	1,654
Tenable Holdings Inc *	29,500	1,220
Teradyne Inc	11,312	1,515
Trade Desk Inc/The, Cl A *	18,960	1,467
TTEC Holdings Inc	31,473	3,245
Tucows Inc, Cl A *	1,294	104
Tyler Technologies Inc *	4,508	2,039
Verint Systems Inc *	112,718	5,080
Wix.com Ltd *	15,023	4,361
WNS Holdings Ltd ADR *	26,370	2,106

		197,760

Materials — 6.8%
Albemarle Corp	4,500	758
Ashland Global Holdings Inc	55,852	4,887
Avery Dennison Corp	2,472	520
Avient Corp	22,000	1,081
Axalta Coating Systems Ltd *	164,272	5,009
B2Gold Corp	501,613	2,112
Balchem Corp	20,761	2,725
Boise Cascade Co	23,092	1,347

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Century Aluminum Co *	184,374	$2,376
Chase	10,925	1,121
Commercial Metals Co, Cl A	270,710	8,316
Crown Holdings Inc	4,800	491
Domtar Corp *	39,444	2,168
FMC Corp	102,303	11,069
Fortitude Gold Corp	40,846	280
Hawkins Inc	12,136	397
Hecla Mining Co	131,999	982
Ingevity Corp *	36,000	2,929
Louisiana-Pacific Corp	18,357	1,107
Materion Corp	9,421	710
Myers Industries Inc	28,510	599
NewMarket Corp	5,572	1,794
Novagold Resources Inc *	129,786	1,039
Packaging Corp of America	2,600	352
Resolute Forest Products Inc *	88,838	1,084
Royal Gold Inc, Cl A	8,757	999
Sensient Technologies Corp	18,700	1,619
Silgan Holdings Inc	270,689	11,234
Stepan Co	9,000	1,082
Trinseo SA	15,000	898

		71,085

Real Estate — 3.9%
Camden Property Trust ‡	13,101	1,738
CareTrust Inc ‡	19,035	442
CatchMark Timber Trust Inc, Cl A ‡	108,771	1,273
Centerspace ‡	15,417	1,216
City Office REIT ‡	17,779	221
Community Healthcare Trust Inc ‡	384	18
EastGroup Properties Inc ‡	14,800	2,434
Equity LifeStyle Properties ‡	20,564	1,528
Gaming and Leisure Properties Inc ‡	167,435	7,757
Getty Realty Corp ‡	28,351	883
Gladstone Commercial Corp ‡	33,797	763
Independence Realty Trust ‡	113,415	2,068
Invitation Homes Inc ‡	32,569	1,215
Kite Realty Group Trust ‡	34,895	768
Life Storage Inc ‡	4,650	499
Medical Properties Trust Inc ‡	410,854	8,258
Monmouth Real Estate Investment Corp, Cl A ‡	88,945	1,665
National Health Investors Inc ‡	265	18
National Storage Affiliates Trust ‡	10,689	540
New Senior Investment Group Inc ‡	47,637	418
One Liberty Properties Inc ‡	49,942	1,418
PS Business Parks Inc ‡	6,125	907
RMR Group Inc/The, Cl A ‡	23,159	895
RPT Realty ‡	110,066	1,429
Safehold Inc ‡	19,251	1,511
Spirit Realty Capital Inc ‡	387	19

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Tax-Managed Small/Mid Cap Fund (Concluded)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sun Communities Inc ‡	1,653	$283
Terreno Realty Corp ‡	15,348	990
Universal Health Realty Income Trust ‡	2,758	170

		41,344

Utilities — 1.3%
Artesian Resources Corp, Cl A	30,081	1,106
Black Hills Corp, Cl A	7,064	464
Chesapeake Utilities Corp	6,037	726
Hawaiian Electric Industries Inc	21,153	894
IDACORP Inc, Cl A	10,909	1,064
MDU Resources Group Inc	14,335	449
MGE Energy Inc	21,134	1,573
Middlesex Water Co	22,660	1,852
NorthWestern Corp	5,270	317
Portland General Electric Co	43,378	1,999
Spire Inc	15,000	1,084
UGI Corp	6,450	299
Unitil Corp	11,188	593
York Water Co/The	18,850	854

		13,274

Total Common Stock (Cost $568,455) ($ Thousands)		1,024,243

AFFILIATED PARTNERSHIP — 0.6%
SEI Liquidity Fund, L.P.
0.030% **†(C)	6,925,222	6,933

Total Affiliated Partnership (Cost $6,925) ($ Thousands)		6,933

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 1.9%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	19,377,708	$19,378

Total Cash Equivalent (Cost $19,378) ($ Thousands)		19,378

Total Investments in Securities — 100.7% (Cost $594,758) ($ Thousands)		$1,050,554

Percentages are based on Net Assets of $1,042,786 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2021.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Security is a Master Limited Partnership. At June 30, 2021, such securities amounted to $3,749 ($ Thousands), or 0.4% of the Net Assets of the Fund.
(B)	Certain securities or partial positions of certain securities are on loan at June 30, 2021). The total market value of securities on loan at June 30, 2021 was $3,042 ($ Thousands).
(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2021 was $6,933 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Ltd. — Limited

PLC — Public Limited Company

REIT — Real Estate investment Trust

The following is a list of the levels of inputs used as of June 30, 2021 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,024,243	–	–	1,024,243
Affiliated Partnership	–	6,933	–	6,933
Cash Equivalent	19,378	–	–	19,378

Total Investments in Securities	1,043,621	6,933	–	1,050,554

For the period ended June 30, 2021, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2021 ($ Thousands):

Security Description	9/30/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$28,359	$204,456	$(225,890)	$10	$(2)	$6,933	6,925,222	$82	$—
SEI Daily Income Trust, Government Fund, Cl F	18,861	117,731	(117,214)	—	—	19,378	19,377,708	1	—

Totals	$47,220	$322,187	$(343,104)	$10	$(2)	$26,311		$83	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Mid-Cap Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 99.2%

Communication Services — 5.1%
DISH Network Corp, Cl A *	4,273	$179
IAC *	865	133
Interpublic Group of Cos Inc/The	11,826	384
Liberty Media Corp-Liberty SiriusXM *	7,347	341
Match Group Inc *	2,017	325
News Corp, Cl A	9,142	236
Nexstar Media Group Inc, Cl A	1,542	228
Omnicom Group Inc	2,018	161
Pinterest Inc, Cl A *	4,444	351
Playtika Holding Corp *	9,435	225
Roku Inc, Cl A *	709	326
Spotify Technology SA *	544	150
Take-Two Interactive Software Inc, Cl A *	3,326	589
Twitter Inc *	4,099	282
Zillow Group Inc, Cl C *	1,757	215
Zynga Inc, Cl A *	14,888	158

		4,283

Consumer Discretionary — 15.0%
Advance Auto Parts Inc	729	150
AutoNation Inc *	2,889	274
AutoZone Inc *	519	774
Best Buy Co Inc	1,195	137
BorgWarner Inc	8,767	426
Boyd Gaming Corp *	3,379	208
Caesars Entertainment Inc *	1,352	140
Carnival Corp *	7,085	187
Carter’s Inc	2,971	306
Columbia Sportswear Co	2,553	251
Darden Restaurants Inc	1,472	215
Dick’s Sporting Goods Inc	2,432	244
Dollar General Corp	623	135
Dollar Tree Inc *	6,914	688
Domino’s Pizza Inc	291	136
DR Horton Inc	3,781	342
Etsy Inc *	963	198
Foot Locker Inc, Cl A	3,540	218
frontdoor Inc *	4,546	226
Garmin Ltd	2,062	298
Gentex Corp	4,052	134
Harley-Davidson Inc, Cl A	3,789	174
Hasbro Inc	1,994	189
Kohl’s Corp	2,378	131
L Brands Inc	3,835	276
Lennar Corp, Cl A	1,645	163
Lennar Corp, Cl B	1,851	151
LKQ Corp *	13,006	640
Marriott Vacations Worldwide Corp *	1,718	274
Mohawk Industries Inc *	1,059	204
Newell Brands Inc, Cl B	5,032	138

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Norwegian Cruise Line Holdings Ltd *	4,718	$139
NVR Inc *	42	209
O’Reilly Automotive Inc *	895	507
Peloton Interactive Inc, Cl A *	2,207	274
Penn National Gaming Inc *	1,731	132
Penske Automotive Group Inc, Cl A	1,968	149
Pool Corp	1,125	516
PulteGroup Inc	7,332	400
PVH Corp *	2,159	232
Qurate Retail Inc	11,862	155
RH *	330	224
Royal Caribbean Cruises Ltd *	2,700	230
Tapestry Inc *	7,022	305
Tempur Sealy International Inc	5,504	216
Tractor Supply Co	1,000	186
Ulta Beauty Inc *	390	135
Wayfair Inc, Cl A *	601	190
Williams-Sonoma Inc	885	141
Wynn Resorts Ltd *	1,056	129
Yum China Holdings Inc	2,000	132

		12,628

Consumer Staples — 4.6%
Campbell Soup Co	2,940	134
Church & Dwight Co Inc	2,802	239
Clorox Co/The	885	159
Conagra Brands Inc	3,770	137
Constellation Brands Inc, Cl A	801	187
Darling Ingredients Inc *	4,555	308
Hain Celestial Group Inc/The *	3,876	156
Herbalife Nutrition Ltd *	5,709	301
Hershey Co/The	2,458	428
Ingredion Inc	3,924	355
Kellogg Co	2,108	136
Lamb Weston Holdings Inc	4,452	359
Spectrum Brands Holdings Inc	1,700	145
TreeHouse Foods Inc *	6,221	277
Tyson Foods Inc, Cl A	5,398	398
US Foods Holding Corp *	4,548	174

		3,893

Energy — 2.5%
Baker Hughes Co, Cl A	5,699	130
Cimarex Energy Co	2,205	160
Diamondback Energy Inc, Cl A	2,676	251
Halliburton Co	7,917	183
Hess Corp	1,807	158
Marathon Petroleum Corp	2,160	131
Pioneer Natural Resources Co	1,787	290
Targa Resources Corp	10,871	483

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Mid-Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Valero Energy Corp	3,997	$312

		2,098

Financials — 14.7%
Ally Financial Inc	3,311	165
American International Group Inc	4,747	226
Ameriprise Financial Inc	1,396	347
Apollo Global Management Inc, Cl A	2,281	142
Arch Capital Group Ltd *	16,674	649
Cboe Global Markets Inc	3,024	360
Chimera Investment Corp ‡	18,005	271
Citizens Financial Group Inc	2,895	133
Comerica Inc	2,419	173
Discover Financial Services	2,008	238
Everest Re Group Ltd	2,191	552
Fidelity National Financial Inc	7,202	313
First American Financial Corp	7,342	458
Hartford Financial Services Group Inc/The	3,165	196
Huntington Bancshares Inc/OH	14,368	205
Interactive Brokers Group Inc, Cl A	4,699	309
Invesco Ltd	4,983	133
Janus Henderson Group PLC	3,787	147
Lazard Ltd, Cl A (A)	5,672	257
Lincoln National Corp	2,134	134
LPL Financial Holdings Inc	1,918	259
M&T Bank Corp	2,358	343
Morningstar Inc, Cl A	618	159
MSCI Inc, Cl A	292	156
Nasdaq, Cl A	859	151
New York Community Bancorp Inc	12,010	132
Old Republic International Corp	6,118	152
PacWest Bancorp	15,187	625
Pinnacle Financial Partners Inc	3,070	271
Popular Inc	2,306	173
Primerica Inc	1,027	157
Prosperity Bancshares Inc	2,979	214
Raymond James Financial Inc	1,588	206
Regions Financial Corp	13,946	281
Reinsurance Group of America Inc, Cl A	2,778	317
RenaissanceRe Holdings Ltd	915	136
Santander Consumer USA Holdings Inc	4,904	178
Signature Bank/New York NY, Cl B	1,242	305
Starwood Property Trust Inc ‡	7,606	199
Sterling Bancorp/DE	9,528	236
Stifel Financial Corp	10,558	685
Synchrony Financial	9,630	467
T Rowe Price Group Inc	1,015	201
Virtu Financial Inc, Cl A	11,675	323
Western Alliance Bancorp	3,738	347

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Zions Bancorp NA	6,255	$331

		12,412

Health Care — 11.7%
ABIOMED Inc *	496	155
Agilent Technologies Inc	2,257	334
AmerisourceBergen Corp, Cl A	2,145	246
Avantor Inc *	8,886	315
Cardinal Health Inc	3,898	222
Centene Corp *	6,381	465
Cerner Corp	3,488	273
Charles River Laboratories International
Inc *	589	218
Chemed Corp	843	400
Encompass Health Corp	3,369	263
Envista Holdings Corp *	6,003	259
Hologic Inc *	2,887	193
IDEXX Laboratories Inc *	896	566
IQVIA Holdings Inc *	1,070	259
Jazz Pharmaceuticals PLC *	1,014	180
Laboratory Corp of America Holdings *	1,848	510
Maravai LifeSciences Holdings Inc, Cl A *	6,669	278
McKesson Corp	2,711	518
Mettler-Toledo International Inc *	147	204
Molina Healthcare Inc *	856	217
Neurocrine Biosciences Inc *	1,392	135
Novavax Inc *	830	176
QIAGEN NV *	2,810	136
Quest Diagnostics Inc	1,235	163
Quidel Corp *	1,885	241
Repligen Corp *	1,344	268
ResMed Inc	2,048	505
Royalty Pharma PLC, Cl A	7,248	297
Seagen Inc *	847	134
STERIS PLC	679	140
Teladoc Health Inc *	870	145
Veeva Systems Inc, Cl A *	2,073	645
Viatris Inc, Cl W *	9,852	141
Waters Corp *	920	318
West Pharmaceutical Services Inc	482	173
Zimmer Biomet Holdings Inc	1,215	195

		9,887

Industrials — 11.8%
AECOM *	2,579	163
AerCap Holdings NV *	3,596	184
Allegion PLC	2,213	309
AMETEK Inc	1,297	173
Builders FirstSource Inc *	4,065	173
Carlisle Cos Inc	1,035	198
Carrier Global Corp	2,884	140
CH Robinson Worldwide Inc	1,409	132
Cintas Corp	566	216

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Mid-Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Clean Harbors Inc *	5,272	$491
Copart Inc *	1,161	153
Dover Corp	2,852	430
Equifax Inc	1,331	319
Expeditors International of Washington Inc	4,675	592
Fastenal Co, Cl A	2,577	134
Fortune Brands Home & Security Inc	2,526	252
HEICO Corp, Cl A	1,225	152
Hexcel Corp, Cl A *	3,451	215
Huntington Ingalls Industries Inc, Cl A	516	109
JB Hunt Transport Services Inc	835	136
Knight-Swift Transportation Holdings Inc, Cl A	2,901	132
Landstar System Inc	1,434	227
ManpowerGroup Inc	2,534	301
Masco Corp	2,302	136
MasTec Inc *	1,286	137
Middleby Corp/The *	867	150
Old Dominion Freight Line Inc, Cl A	1,682	427
Oshkosh Corp	1,311	163
Otis Worldwide Corp	9,295	760
PACCAR Inc	1,515	135
Parker-Hannifin Corp, Cl A	1,780	547
Plug Power Inc *	3,931	134
Regal Beloit	2,867	383
Republic Services Inc	1,849	203
Robert Half International Inc	3,788	337
Rockwell Automation Inc	535	153
Snap-on Inc	732	164
Trane Technologies PLC	851	157
Watsco Inc	545	156
Westinghouse Air Brake Technologies Corp	3,060	252
WW Grainger Inc	479	210

		9,935

Information Technology — 18.9%
Akamai Technologies Inc *	2,406	281
Amdocs Ltd	3,246	251
Anaplan Inc *	2,548	136
Arista Networks Inc *	438	159
Arrow Electronics Inc, Cl A *	1,965	224
Avalara Inc *	985	159
Avnet Inc	3,380	135
Bentley Systems, Cl B	2,264	147
Bill.com Holdings Inc *	1,260	231
BM Technologies Inc *	523	6
Booz Allen Hamilton Holding Corp, Cl A	3,967	338
Cadence Design Systems Inc *	1,050	144
CDW Corp/DE	2,084	364
Citrix Systems Inc	1,466	172
Coupa Software Inc *	644	169
Crowdstrike Holdings Inc, Cl A *	1,262	317

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Datadog Inc, Cl A *	2,621	$273
DocuSign Inc, Cl A *	1,548	433
Dropbox Inc, Cl A *	7,595	230
Dynatrace Inc *	4,973	290
Enphase Energy Inc *	898	165
EPAM Systems Inc *	631	322
Euronet Worldwide Inc *	927	125
Fair Isaac Corp *	348	175
FleetCor Technologies Inc *	521	133
Fortinet Inc *	2,825	673
Gartner Inc *	1,646	399
GoDaddy Inc, Cl A *	3,188	277
HP Inc	13,887	419
HubSpot Inc *	360	210
Jabil Inc	6,933	403
Jack Henry & Associates Inc	890	145
Keysight Technologies Inc *	925	143
Leidos Holdings Inc	3,497	354
Lumentum Holdings Inc *	1,642	135
Manhattan Associates Inc *	2,345	340
Microchip Technology Inc	2,133	319
Monolithic Power Systems Inc	418	156
Motorola Solutions Inc	3,023	656
NCR Corp *	3,859	176
NetApp Inc	3,629	297
Okta Inc, Cl A *	576	141
Palantir Technologies, Cl A *	13,159	347
Palo Alto Networks Inc *	632	234
Paychex Inc	1,349	145
PTC Inc *	1,559	220
Qorvo Inc *	2,890	565
Rackspace Technology Inc *	11,337	222
Skyworks Solutions Inc	2,609	500
Smartsheet Inc, Cl A *	1,826	132
SolarWinds Corp *	7,872	133
SYNNEX Corp	1,565	191
Synopsys Inc *	717	198
Teradata Corp *	2,987	149
Teradyne Inc	1,411	189
Tyler Technologies Inc *	480	217
Ubiquiti Inc	458	143
Unity Software Inc *	2,295	252
Universal Display Corp	1,633	363
VeriSign Inc *	617	140
Vontier	7,294	238
Western Digital Corp *	2,400	171
Western Union Co/The	5,773	133
WEX Inc *	772	150
Zebra Technologies Corp, Cl A *	304	161

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Mid-Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Zscaler Inc *	729	$157

		15,972

Materials — 5.8%
Alcoa Corp *	3,794	140
Amcor PLC	15,621	179
Axalta Coating Systems Ltd *	6,950	212
Berry Global Group Inc *	6,162	402
Celanese Corp, Cl A	938	142
CF Industries Holdings Inc	5,855	301
Chemours Co/The	3,869	135
Cleveland-Cliffs Inc *	6,289	135
Crown Holdings Inc	2,684	274
FMC Corp	2,353	255
Livent Corp *	13,172	255
Louisiana-Pacific Corp	4,456	269
LyondellBasell Industries NV, Cl A	3,152	324
Martin Marietta Materials Inc, Cl A	437	154
NewMarket Corp	422	136
Nucor Corp	1,455	139
Olin Corp	2,573	119
Reliance Steel & Aluminum Co	1,935	292
Royal Gold Inc, Cl A	1,207	138
Scotts Miracle-Gro Co/The, Cl A	1,665	319
Sonoco Products Co	2,029	136
Valvoline Inc	14,205	461

		4,917

Real Estate — 5.1%
Alexandria Real Estate Equities Inc ‡	1,655	301
American Campus Communities Inc ‡	4,366	204
AvalonBay Communities Inc ‡	1,000	209
Boston Properties Inc ‡	1,448	166
Digital Realty Trust Inc, Cl A ‡	1,065	160
Essex Property Trust Inc ‡	754	226
Federal Realty Investment Trust ‡	1,510	177
Healthpeak Properties Inc ‡	3,929	131
Highwoods Properties Inc ‡	3,049	138
Host Hotels & Resorts Inc *‡	7,603	130
Kimco Realty Corp ‡	13,802	288
National Retail Properties Inc ‡	2,791	131
Omega Healthcare Investors Inc ‡	10,168	369
Regency Centers Corp ‡	10,153	650
Simon Property Group Inc ‡	1,508	197
Spirit Realty Capital Inc ‡	2,900	139
STORE Capital Corp ‡	4,445	153
Ventas Inc ‡	4,713	269
Welltower Inc ‡	1,752	146
WP Carey Inc ‡	1,816	135

		4,319

Utilities — 4.0%
AES Corp/The	5,398	141

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CenterPoint Energy Inc	29,946	$734
DTE Energy Co	1,942	252
Entergy Corp	4,955	494
Evergy Inc	6,546	395
FirstEnergy Corp	3,598	134
IDACORP Inc, Cl A	1,432	140
NiSource Inc	9,491	232
NRG Energy Inc	4,334	175
Pinnacle West Capital Corp	1,693	139
PPL Corp	5,502	154
Spire Inc	2,519	182
UGI Corp	3,148	146

		3,318

Total Common Stock (Cost $77,469) ($ Thousands)		83,662

CASH EQUIVALENT — 1.1%
SEI Daily Income Trust, Government Fund, Cl F
0.010% **†	941,178	941

Total Cash Equivalent (Cost $941) ($ Thousands)		941

Total Investments in Securities — 100.3% (Cost $78,410) ($ Thousands)		$84,603

Percentages are based on Net Assets of $84,360 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2021.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Security is a Master Limited Partnership. At June 30, 2021, such securities amounted to $257 ($ Thousands), or 0.3% of the Net Assets of the Fund (See Note 2).

Cl — Class

Ltd. — Limited

MSCI — Morgan Stanley Capital International

NASDAQ –	National Association of Securities Dealers and Automated Quotations

PLC — Public Limited Company

As of June 30, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended June 30, 2021, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Mid-Cap Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended June 30, 2021 ($ Thousands):

Security Description	Value 9/30/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$ —	$ 1,744	$ (1,744)	$—	$—	$ —	—	$ —	$ —
SEI Daily Income Trust, Government Fund, Cl F	1,119	20,392	(20,570)	—	—	941	941,178	—	—

Totals	$ 1,119	$ 22,136	$ (22,314)	$—	$—	$ 941		$ —	$ —

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

U.S. Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.6%

Communication Services — 7.5%
Activision Blizzard Inc	20,099	$1,918
Alphabet Inc, Cl A *	505	1,233
Alphabet Inc, Cl C *	331	829
AT&T Inc	297,600	8,565
Comcast Corp, Cl A	240,900	13,736
Electronic Arts Inc	14,349	2,064
Gogo Inc *	19,697	224
John Wiley & Sons Inc, Cl A	21,731	1,308
Lions Gate Entertainment Corp, Cl A *	18,053	374
Lions Gate Entertainment Corp, Cl B *	23,764	435
New York Times Co/The, Cl A	29,621	1,290
Omnicom Group Inc	163,441	13,074
Ooma Inc *	7,412	140
Scholastic Corp, Cl B	9,367	355
SK Telecom Co Ltd ADR	138,655	4,355
United States Cellular Corp *	15,966	580
Verizon Communications	393,736	22,061
World Wrestling Entertainment Inc, Cl A	39,857	2,307

		74,848

Consumer Discretionary — 9.0%
Amazon.com Inc, Cl A *	621	2,136
AutoZone Inc *	3,300	4,924
BorgWarner Inc	46,299	2,247
Canadian Tire Corp Ltd, Cl A	23,000	3,643
Dorman Products Inc *	4,564	473
DR Horton Inc	40,000	3,615
eBay Inc	194,674	13,668
frontdoor Inc *	9,996	498
Garmin Ltd	14,242	2,060
Gentex Corp	40,432	1,338
Grand Canyon Education Inc *	32,560	2,929
H&R Block Inc	24,365	572
Honda Motor Co Ltd ADR	145,242	4,674
Murphy USA Inc	4,291	572
NIKE Inc, Cl B	29,591	4,572
Papa John’s International Inc, Cl A	3,306	345
Service Corp International/US	13,355	716
Smith & Wesson Brands Inc	6,508	226
Standard Motor Products Inc	5,724	248
Sturm Ruger & Co Inc	62,054	5,584
Target Corp, Cl A	90,600	21,902
Terminix Global Holdings Inc *	29,528	1,409
Toyota Motor Corp ADR	47,464	8,298
Winmark Corp	503	97
Yum China Holdings Inc	50,872	3,370

		90,116

Consumer Staples — 14.0%
Altria Group Inc	92,900	4,429
BellRing Brands, Cl A *	15,618	489

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Bunge Ltd	14,459	$1,130
Calavo Growers Inc	1,616	103
Campbell Soup Co	46,746	2,131
Casey’s General Stores Inc	3,886	756
Coca-Cola Co/The	105,116	5,688
Coca-Cola Consolidated Inc	1,416	569
Colgate-Palmolive Co	59,622	4,850
Conagra Brands Inc	287,811	10,471
Costco Wholesale Corp	8,663	3,428
Darling Ingredients Inc *	5,517	372
Flowers Foods Inc	141,500	3,424
Fresh Del Monte Produce Inc	7,591	250
General Mills Inc	164,559	10,027
Hain Celestial Group Inc/The *	8,572	344
Hershey Co/The	37,470	6,527
Hormel Foods Corp	55,337	2,642
Hostess Brands Inc, Cl A *	33,225	538
J & J Snack Foods Corp	2,875	501
J M Smucker Co/The	121,998	15,807
John B Sanfilippo & Son	6,781	601
Kellogg Co	148,945	9,582
Kimberly-Clark Corp	63,200	8,455
Kraft Heinz Co/The	219,400	8,947
Kroger Co/The	385,556	14,771
Lancaster Colony Corp	3,376	653
Medifast Inc	1,044	295
MGP Ingredients Inc	5,043	341
Mondelez International Inc, Cl A	59,782	3,733
Natural Grocers by Vitamin Cottage Inc	18,579	200
PriceSmart Inc	5,602	510
Procter & Gamble Co/The	6,181	834
Sanderson Farms Inc	2,843	534
Seaboard Corp	64	248
Simply Good Foods Co/The *	9,676	353
Tootsie Roll Industries Inc	6,401	217
Tyson Foods Inc, Cl A	121,749	8,980
Universal Corp/VA	10,044	572
USANA Health Sciences Inc *	3,736	383
Vector Group Ltd	33,029	467
Walmart Inc	23,156	3,265
WD-40 Co	1,114	286
Weis Markets Inc	8,441	436

		139,139

Energy — 0.6%
Frontline Ltd (A)	29,023	261
Kinder Morgan Inc	317,300	5,784
RPC Inc *	17,369	86

		6,131

Financials — 10.9%
Aflac Inc	221,967	11,911
Alerus Financial Corp	5,930	172

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Allstate Corp/The	115,300	$15,040
American Financial Group Inc/OH	23,700	2,956
American National Group Inc	2,079	309
Annaly Capital Management Inc ‡	253,100	2,248
Arbor Realty Trust Inc ‡	17,353	309
Argo Group International Holdings Ltd	7,906	410
Assurant Inc	3,873	605
Bank of New York Mellon Corp/The	198,000	10,144
Berkshire Hathaway Inc, Cl B *	63,317	17,597
BRP Group Inc, Cl A *	6,157	164
Canadian Imperial Bank of Commerce	29,300	3,339
Cboe Global Markets Inc	25,918	3,086
Columbia Financial Inc *	22,200	382
Community Bank System Inc	3,228	244
Dynex Capital Inc ‡	27,889	520
Employers Holdings Inc	9,517	407
Erie Indemnity Co, Cl A	3,066	593
Everest Re Group Ltd	12,673	3,194
GAMCO Investors Inc, Cl A	742	19
Hanover Insurance Group Inc/The, Cl A	30,323	4,113
HarborOne Bancorp Inc	29,632	425
Hartford Financial Services Group Inc/The	69,100	4,282
HCI Group Inc	2,470	245
Houlihan Lokey Inc, Cl A	5,512	451
Kearny Financial Corp/MD	32,983	394
Loblaw Cos Ltd	70,000	4,313
Marsh & McLennan Cos Inc	43,980	6,187
Mercury General Corp	14,266	927
MFA Financial Inc ‡	33,225	152
Morningstar Inc, Cl A	15,774	4,056
MVB Financial Corp	2,615	112
National Bank Holdings Corp, Cl A	11,134	420
NI Holdings Inc *	1,708	32
PCSB Financial Corp	20,853	379
Redwood Trust Inc ‡	25,489	308
Reliant Bancorp Inc	5,536	153
Safeguard Scientifics Inc *	6,077	47
Safety Insurance Group Inc	4,713	369
Stewart Information Services Corp	6,097	346
Tradeweb Markets Inc, Cl A	8,366	707
US Bancorp	96,900	5,520
Waterstone Financial Inc	19,067	375
White Mountains Insurance Group Ltd	800	918

		108,880

Health Care — 15.5%
AbbVie Inc	118,389	13,335
Alkermes PLC *	5,460	134
Amgen Inc, Cl A	42,500	10,360
Amphastar Pharmaceuticals Inc *	18,543	374
Anika Therapeutics Inc *	1,498	65
Baxter International Inc	41,552	3,345

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Biogen Inc *	3,349	$1,160
Bristol-Myers Squibb Co	251,177	16,784
Cerner Corp	64,130	5,012
Cigna Corp	1,426	338
CVS Health Corp	104,449	8,715
Danaher Corp, Cl A	9,853	2,644
DermTech *	1,956	81
Eagle Pharmaceuticals Inc/DE *	1,032	44
Gilead Sciences Inc	197,775	13,619
Halozyme Therapeutics Inc *	524	24
HealthStream Inc *	7,683	215
Henry Schein Inc *	30,982	2,299
InfuSystem Holdings Inc *	2,116	44
Inogen Inc *	2,932	191
Ironwood Pharmaceuticals Inc, Cl A *	33,544	432
Johnson & Johnson	119,618	19,706
Joint Corp/The *	2,338	196
LeMaitre Vascular Inc	1,350	82
Merck & Co Inc	315,164	24,510
Omnicell Inc *	3,559	539
Organogenesis Holdings Inc, Cl A *	8,843	147
Organon *	31,515	954
Orthofix Medical Inc *	854	34
Pacira BioSciences Inc *	4,675	284
Patterson Cos Inc	11,173	339
Pfizer Inc	467,539	18,309
Phibro Animal Health Corp, Cl A	12,044	348
Premier Inc, Cl A	71,465	2,486
Prestige Consumer Healthcare Inc, Cl A *	8,821	460
QIAGEN NV *	1,824	88
Sanofi ADR	57,200	3,012
Sharps Compliance Corp *	15,974	164
SIGA Technologies Inc *	33,244	209
Stereotaxis Inc *	31,718	306
Vanda Pharmaceuticals Inc *	14,109	303
Viemed Healthcare Inc *	29,309	210
West Pharmaceutical Services Inc	7,083	2,543
XBiotech Inc *(A)	10,257	170

		154,614

Industrials — 11.8%
3M Co	78,970	15,686
Allison Transmission Holdings Inc	133,047	5,287
AZZ Inc	6,861	355
Brink’s Co/The	5,682	437
Carrier Global Corp	66,500	3,232
CBIZ Inc *	14,707	482
CH Robinson Worldwide Inc	47,342	4,434
Cummins Inc	31,600	7,704
Expeditors International of Washington Inc	40,817	5,167
Exponent Inc	2,679	239
Forward Air Corp	5,343	480

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
FTI Consulting Inc *	7,275	$994
General Dynamics Corp	43,202	8,133
Huntington Ingalls Industries Inc, Cl A	28,285	5,961
JB Hunt Transport Services Inc	9,190	1,497
L3Harris Technologies Inc	24,000	5,188
Landstar System Inc	8,812	1,392
Lindsay Corp	320	53
Lockheed Martin Corp	28,071	10,621
Miller Industries Inc/TN	2,075	82
Northrop Grumman Corp	44,891	16,315
Otis Worldwide Corp	59,558	4,870
Red Violet Inc *(A)	4,150	98
Republic Services Inc	31,300	3,443
Rollins Inc	46,940	1,605
Snap-on Inc	22,300	4,983
Toro Co/The	46,280	5,085
Waste Management Inc	26,200	3,671
Werner Enterprises Inc	9,053	403
WillScot Mobile Mini Holdings, Cl A *	3,826	107

		118,004

Information Technology — 17.4%
A10 Networks Inc *	2,433	27
Amdocs Ltd	283,404	21,924
Amphenol Corp, Cl A	42,206	2,887
Avnet Inc	61,200	2,453
Broadridge Financial Solutions Inc	12,427	2,007
CACI International Inc, Cl A *	17,162	4,378
Canon Inc ADR	130,800	2,960
CDK Global Inc	17,563	873
Cisco Systems Inc/Delaware	359,046	19,029
CommVault Systems Inc *	6,354	497
Cornerstone OnDemand Inc *	10,705	552
CSG Systems International Inc	7,719	364
DocuSign Inc, Cl A *	4,017	1,123
Dropbox Inc, Cl A *	57,402	1,740
F5 Networks Inc, Cl A *	37,360	6,974
Intel Corp	339,000	19,032
InterDigital Inc	649	47
International Business Machines Corp	102,708	15,056
J2 Global Inc *	34,600	4,759
Jack Henry & Associates Inc	4,829	790
Juniper Networks Inc	284,966	7,794
MAXIMUS Inc	5,235	461
Microsoft Corp	11,455	3,103
NortonLifeLock Inc	100,703	2,741
Open Text Corp	57,000	2,898
Oracle Corp, Cl B	312,500	24,325
Progress Software Corp	9,611	444
QAD Inc, Cl A	6,131	534
Sapiens International Corp NV	16,515	434
Seagate Technology Holdings	116,500	10,244

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
SPS Commerce Inc *	4,568	$456
Tucows Inc, Cl A *(A)	3,808	306
Western Union Co/The	528,830	12,147

		173,359

Materials — 3.8%
AptarGroup Inc	27,257	3,839
Balchem Corp	4,246	557
Berry Global Group Inc *	80,975	5,281
NewMarket Corp	9,153	2,947
Newmont Corp	115,789	7,339
Novagold Resources Inc *	27,096	217
Ranpak Holdings Corp, Cl A *	873	22
Sealed Air Corp	80,978	4,798
Sherwin-Williams Co/The, Cl A	17,294	4,712
Silgan Holdings Inc	93,288	3,872
Sonoco Products Co	58,810	3,934

		37,518

Real Estate — 2.6%
Agree Realty Corp ‡	6,247	441
Brandywine Realty Trust ‡	248,750	3,411
Brookfield Property Inc, Cl A ‡	10,528	199
Easterly Government Properties Inc ‡	8,722	184
Extra Space Storage Inc ‡	12,467	2,042
Healthcare Realty Trust Inc ‡	12,086	365
Iron Mountain Inc ‡	146,700	6,208
PS Business Parks Inc ‡	2,501	370
Public Storage ‡	17,670	5,313
Retail Opportunity Investments Corp ‡	10,431	184
Retail Properties of America Inc, Cl A ‡	7,831	90
RMR Group Inc/The, Cl A ‡	4,139	160
RPT Realty ‡	8,720	113
SITE Centers Corp ‡	8,185	123
Terreno Realty Corp ‡	8,751	565
VEREIT Inc ‡	123,647	5,679

		25,447

Utilities — 4.5%
American States Water Co	1,765	141
Artesian Resources Corp, Cl A	2,902	107
Cadiz Inc *(A)	21,123	287
California Water Service Group, Cl A	5,294	294
Chesapeake Utilities Corp	5,126	617
DTE Energy Co	46,699	6,052
Entergy Corp	66,100	6,590
Evergy Inc	204,537	12,360
Exelon Corp	61,000	2,703
Hawaiian Electric Industries Inc	35,887	1,517
National Fuel Gas Co	78,800	4,117
Northwest Natural Holding Co	1,485	78
ONE Gas Inc	570	42
Portland General Electric Co	194,200	8,949

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Pure Cycle Corp *	15,652	$216
South Jersey Industries Inc, Cl A	13,846	359
Spark Energy Inc, Cl A (A)	11,425	130

		44,559

Total Common Stock (Cost $729,819) ($ Thousands)		972,615

AFFILIATED PARTNERSHIP — 0.1%
SEI Liquidity Fund, L.P. 0.030% **†(B)	1,220,530	1,220

Total Affiliated Partnership (Cost $1,220) ($ Thousands)		1,220

CASH EQUIVALENT — 2.4%
SEI Daily Income Trust, Government Fund, Cl F
0.010% **†	23,143,727	23,144

Total Cash Equivalent (Cost $23,144) ($ Thousands)		23,144

Total Investments in Securities — 100.1% (Cost $754,183) ($ Thousands)		$996,979

A list of the open futures contracts held by the Fund at June 30, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Long Contracts
S&P 500 Index E-MINI	69	Sep-2021	$14,729	$14,796	$67

Percentages are based on Net Assets of $996,463 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2021.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2021. The total market value of securities on loan at June 30, 2021 was $1,226 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2021 was $1,220 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Ltd. — Limited

PLC — Public Limited Company

S&P— Standard & Poor’s

The following is a list of the level of inputs used as of June 30, 2021 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	972,615	–	–	972,615
Affiliated Partnership	–	1,220	–	1,220
Cash Equivalent	23,144	–	–	23,144

Total Investments in Securities	995,759	1,220	–	996,979

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts *
Unrealized Appreciation	67	–	–	67

Total Other Financial Instruments	67	–	–	67

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended June 30, 2021, there were no transfers in or out of Level 3.

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

U.S. Managed Volatility Fund (Concluded)

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2021 ($ Thousands):

Security Description	Value 9/30/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$ 13,094	$ 61,750	$ (73,624)	$ —	$ —	$ 1,220	1,220,530	$ 44	$ —
SEI Daily Income Trust, Government Fund, Cl F	31,666	912,342	(920,864)	—	—	$ 23,144	23,143,727	2	—

Totals	$ 44,760	$ 974,092	$ (994,488)	$ —	$ —	$ 24,364		$ 46	$ —

Amounts designated as “—” are $0 or have been rounded to $ 0.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Global Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.9%

Australia — 1.3%
AusNet Services	101,243	$133
Coles Group Ltd	237,342	3,045
Medibank Pvt	291,205	691
Newcrest Mining Ltd	461,027	8,750
Telstra Corp Ltd, Cl B	142,171	401

		13,020

Austria — 0.0%
Oberbank AG	81	8
Telekom Austria AG, Cl A	44,848	383

		391

Belgium — 0.2%
Etablissements Franz Colruyt	45,437	2,541

Bermuda — 0.2%
RenaissanceRe Holdings Ltd	14,365	2,138

Canada — 4.6%
Alimentation Couche-Tard Inc, Cl B	87,200	3,208
BCE Inc	145,249	7,164
Empire Co Ltd, Cl A	202,512	6,394
Fairfax Financial Holdings Ltd	1,900	834
George Weston Ltd	104,821	10,001
Hydro One Ltd	25,500	617
Loblaw Cos Ltd	184,426	11,362
Metro Inc/CN, Cl A	135,500	6,503
North West Co Inc/The	53,100	1,509

		47,592

Denmark — 1.3%
AP Moller—Maersk A/S, Cl B	185	532
Coloplast A/S, Cl B	29,928	4,911
DSV A/S	10,881	2,538
Genmab A/S *	3,069	1,256
Novo Nordisk A/S, Cl B	46,766	3,918
Schouw & Co A/S	497	55

		13,210

Finland — 0.4%
Kesko Oyj, Cl B	102,239	3,777
Orion Oyj, Cl B	1,100	47

		3,824

France — 1.4%
Carrefour SA	302,415	5,948
Danone SA	19,362	1,363
L’Oreal SA	1,499	668
Sanofi	62,098	6,507

		14,486

Germany — 1.3%
Deutsche Post AG	14,416	981
Deutsche Telekom AG	173,749	3,670
HelloFresh *	7,022	683
Henkel AG & Co KGaA	14,619	1,346
Knorr-Bremse AG	23,180	2,666
McKesson Europe AG	874	26
Merck KGaA	17,566	3,368

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Scout24	7,717	$651

		13,391

Hong Kong — 2.5%
CITIC Telecom International Holdings	1,597,000	528
CK Hutchison Holdings Ltd	312,000	2,431
CLP Holdings Ltd, Cl B	869,156	8,595
HK Electric Investments & HK Electric Investments Ltd	1,036,500	1,050
HKT Trust & HKT Ltd	3,509,000	4,781
Hong Kong & China Gas Co Ltd	1,798,000	2,792
Kerry Logistics Network *	110,000	334
Langham Hospitality Investments and Langham Hospitality Investments Ltd ‡	425,500	54
Miramar Hotel & Investment	49,000	97
PCCW Ltd	4,732,000	2,480
Power Assets Holdings Ltd	257,000	1,577
Regal Hotels International Holdings Ltd	174,000	93
SmarTone Telecommunications Holdings	163,760	97
VTech Holdings Ltd	58,569	617

		25,526

Israel — 0.8%
Bank Hapoalim BM *	342,367	2,749
Bank Leumi Le-Israel BM *	317,218	2,410
Bezeq The Israeli Telecommunication Corp Ltd *	635,231	692
First International Bank of Israel *	24,926	799
Isracard Ltd *	5	–
Neto ME Holdings	982	46
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd	3,823	252
Shufersal Ltd	102,441	815

		7,763

Italy — 0.5%
ACEA	28,012	647
Hera SpA	520,860	2,152
Iren SpA	800,416	2,284
Orsero SpA	2,595	30

		5,113

Japan — 9.3%
Aeon Hokkaido Corp	39,000	398
AFC-HD AMS Life Science	5,000	45
Ahjikan Co Ltd	2,176	17
Aichi Electric	600	15
Ajinomoto Co Inc	16,500	429
Araya Industrial Co Ltd	2,600	39
Arcs Co Ltd	38,300	834
Atsugi Co Ltd	5,850	33
Axial Retailing	6,400	216
Belc Co Ltd	5,000	241
Calbee Inc	39,600	914
Cawachi Ltd	29,100	588
C’BON COSMETICS Co Ltd	1,100	20

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cosmos Pharmaceutical Corp	14,100	$2,071
Create Medic Co Ltd	5,677	51
Daito Trust Construction Co Ltd	11,000	1,204
DyDo Group Holdings Inc	10,390	467
Earth Chemical	25,100	1,459
Fujicco	12,000	207
Fujiya Co Ltd	10,500	202
Heiwado	12,900	258
Hitachi Ltd	569	33
Hokkaido Gas Co Ltd	2,400	33
Hokuto Corp	34,900	603
Itochu-Shokuhin Co Ltd	2,003	95
Itoham Yonekyu Holdings	20,500	132
Japan Oil Transportation Co Ltd	2,100	49
Japan Tobacco Inc (A)	397,100	7,508
Kaken Pharmaceutical Co Ltd	23,200	995
Kakiyasu Honten Co Ltd	1,131	26
Kamigumi Co Ltd	54,900	1,114
Kato Sangyo Co Ltd	29,100	888
KDDI Corp	329,500	10,287
Kyokuyo Co Ltd	5,100	133
KYORIN Holdings Inc	104,700	1,709
Lawson Inc	9,900	458
Lion Corp	55,900	948
Marubeni Corp	170,000	1,480
Maxvalu Tokai	1,600	36
McDonald’s Holdings Co Japan Ltd	3,300	146
MEIJI Holdings Co Ltd	11,800	707
Ministop Co Ltd	15,000	191
Mitsubishi Shokuhin Co Ltd	17,000	430
Miyoshi Oil & Fat Co Ltd	16,300	185
Mochida Pharmaceutical Co Ltd	6,100	200
Morozoff Ltd	600	29
Musashi Co Ltd	2,400	43
Nakanishi	4,700	103
Natori Co Ltd	500	9
Nihon Chouzai Co Ltd	15,600	220
Nintendo Co Ltd	11,200	6,521
Nippn	111,234	1,572
Nippon BS Broadcasting Corp	1,700	17
Nippon Express Co Ltd	18,600	1,418
Nippon Telegraph & Telephone Corp	397,200	10,358
Nisshin Oillio Group Ltd/The	18,152	502
Nissin Foods Holdings Co Ltd	10,500	757
Okinawa Cellular Telephone Co	3,500	162
Okinawa Electric Power Co Inc/The	9,615	120
Okuwa	7,100	70
Oracle Corp Japan	13,600	1,042
Otsuka Holdings Co Ltd	19,400	805
OUG Holdings Inc	2,236	57
San Holdings Inc	3,800	42
San-A Co Ltd, Cl A	10,300	392

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sankyo Co Ltd	3,100	$79
Shimamura Co Ltd	7,400	711
Showa Sangyo Co Ltd	18,600	501
SKY Perfect JSAT Holdings Inc	20,400	74
Softbank Corp	1,075,300	14,082
ST Corp	6,300	98
Sugi Holdings Co Ltd	33,900	2,474
Sundrug Co Ltd	67,400	2,144
Toho Holdings Co Ltd	13,400	216
Tosoh Corp	35,800	618
Toyo Suisan Kaisha Ltd	25,600	986
Trend Micro Inc/Japan	68,700	3,602
Tsuruha Holdings Inc	36,600	4,257
Unicafe Inc	6,400	58
Unicharm Corp	49,100	1,977
United Super Markets Holdings Inc	101,800	995
Valor Holdings Co Ltd	14,600	298
Vital KSK Holdings Inc	55,800	360
Wowow Inc	7,424	161
Yaoko Co Ltd	6,100	350
Yokohama Reito	10,500	83
ZERIA Pharmaceutical	4,300	81

		96,538

Netherlands — 0.7%
Koninklijke Ahold Delhaize NV	250,814	7,457

New Zealand — 0.2%
Fisher & Paykel Healthcare Corp Ltd	7,288	159
Freightways Ltd	14,316	126
Mainfreight Ltd	2,384	128
Spark New Zealand Ltd	304,834	1,023
Trustpower Ltd	14,355	81
Vector Ltd	43,466	123
Warehouse Group Ltd/The	38,887	94

		1,734

Norway — 0.7%
Orkla ASA	522,869	5,329
Telenor ASA	140,456	2,368

		7,697

Portugal — 0.1%
Jeronimo Martins SGPS SA	16,995	310
REN - Redes Energeticas Nacionais SGPS SA	426,813	1,184

		1,494

Singapore — 0.5%
Dairy Farm International Holdings Ltd	36,600	155
Fraser and Neave Ltd	20,400	22
Sheng Siong Group Ltd	1,234,774	1,452
Singapore Exchange Ltd	258,897	2,153
United Overseas Bank Ltd	98,600	1,894

		5,676

Spain — 0.2%
Red Electrica Corp SA (A)	108,910	2,022

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sweden — 1.6%
Axfood AB	327,941	$9,076
Evolution Gaming Group	1,293	204
ICA Gruppen AB	128,993	6,008
Telefonaktiebolaget LM Ericsson, Cl B	103,179	1,298

		16,586

Switzerland — 5.7%
AEVIS VICTORIA SA	1,870	26
Allreal Holding AG, Cl A ‡	9,762	1,924
BKW AG	7,977	831
Chocoladefabriken Lindt & Spruengli AG	258	2,569
Emmi	1,122	1,152
Logitech International SA	27,455	3,330
Nestle SA	68,522	8,541
Novartis AG	102,623	9,361
Orior AG	682	62
Plazza AG ‡	133	47
PSP Swiss Property AG ‡	5,034	640
Roche Holding AG	28,779	10,852
Schindler Holding AG	7,711	2,356
Sonova Holding AG	19,796	7,453
Swisscom AG	18,237	10,421
TX Group AG	491	46
Varia US Properties AG ‡	560	23

		59,634

United Kingdom — 3.3%
Alliance Pharma	7,738	11
Fresnillo	86,305	920
Genus	18,801	1,288
GlaxoSmithKline PLC	408,444	8,009
Imperial Brands PLC	43,098	927
J Sainsbury PLC	1,021,632	3,836
Kingfisher PLC	699,736	3,523
Liberty Global PLC, Cl C *	276,481	7,476
Medtronic PLC	23,554	2,924
Tate & Lyle PLC	207,974	2,122
Unilever PLC	23,783	1,390
Wm Morrison Supermarkets PLC	651,210	2,219

		34,645

United States — 60.1%

Communication Services — 5.3%
Activision Blizzard Inc	1,246	119
Alphabet Inc, Cl A *	4,683	11,435
Alphabet Inc, Cl C *	1,166	2,922
AT&T Inc	451,450	12,993
Electronic Arts Inc	951	137
Fox Corp	95,311	3,460
John Wiley & Sons Inc, Cl A	40,196	2,419
News Corp, Cl A	181,908	4,688
Omnicom Group Inc	12,793	1,023
Scholastic Corp, Cl B	45,270	1,715
Thryv Holdings *	6,500	233

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Verizon Communications Inc	238,196	$13,346

		54,490

Consumer Discretionary — 2.0%
AutoZone Inc *	3,300	4,925
Dollar General Corp	12,631	2,733
Domino’s Pizza Inc	5,647	2,634
Johnson Outdoors Inc, Cl A	2,547	308
Target Corp, Cl A	40,582	9,810

		20,410

Consumer Staples — 16.2%
Bunge Ltd	11,947	934
Campbell Soup Co	48,710	2,221
Casey’s General Stores Inc	42,324	8,238
Central Garden & Pet Co, Cl A *	39,802	1,922
Church & Dwight Co Inc	123,087	10,490
Clorox Co/The	23,859	4,292
Colgate-Palmolive Co	151,468	12,322
Costco Wholesale Corp	37,446	14,816
Flowers Foods Inc	292,687	7,083
General Mills Inc	144,173	8,785
Hershey Co/The	58,421	10,176
Hormel Foods Corp	64,110	3,061
Ingles Markets Inc, Cl A	481	28
J M Smucker Co/The	19,614	2,541
John B Sanfilippo & Son Inc	11,987	1,062
Kellogg Co	128,137	8,243
Keurig Dr Pepper Inc	24,170	852
Kimberly-Clark Corp	91,092	12,186
Kroger Co/The	304,415	11,662
Lancaster Colony Corp	17,978	3,479
McCormick & Co Inc/MD	35,685	3,152
Mondelez International Inc, Cl A	114,689	7,161
Nomad Foods *	50,102	1,416
PriceSmart Inc	9,803	892
Procter & Gamble Co/The	61,172	8,254
Spectrum Brands Holdings Inc	18,375	1,563
Tyson Foods Inc, Cl A	14,457	1,066
USANA Health Sciences Inc *	25,298	2,591
Walmart Inc	90,012	12,694
WD-40 Co	17,024	4,363
Weis Markets Inc	4,375	226

		167,771

Financials — 2.0%
AGNC Investment Corp ‡	3,518	59
American Business Bank *	1,245	53
BankFinancial Corp	8,287	95
Berkshire Hathaway, Cl A *	11	4,605
Berkshire Hathaway Inc, Cl B *	34,488	9,585
BlackRock TCP Capital Corp	14,568	201
Cboe Global Markets Inc	42,226	5,027

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
ESSA Bancorp Inc	1,559	$26
HBT Financial Inc	1,681	29
Sixth Street Specialty Lending Inc	51	1
Waterstone Financial Inc	33,141	652
Westamerica BanCorp	955	55

		20,388

Health Care — 15.6%
Abbott Laboratories	14,103	1,635
AbbVie Inc	38,791	4,370
Agilent Technologies Inc	61,383	9,073
Amgen Inc, Cl A	32,320	7,878
AMN Healthcare Services Inc *	3,255	316
Becton Dickinson and Co	4,190	1,019
Biogen Inc *	5,537	1,917
Bio-Rad Laboratories Inc, Cl A *	8,859	5,708
Bristol-Myers Squibb Co	6,365	425
Bruker Corp	11,874	902
Cerner Corp	167,962	13,128
Chemed Corp	21,520	10,211
Computer Programs and Systems Inc	10,131	337
Cooper Cos Inc/The, Cl A	1,156	458
CVS Health Corp	61,171	5,104
Eagle Pharmaceuticals Inc/DE *	6,585	282
Enanta Pharmaceuticals Inc *	8,886	391
Encompass Health Corp	32,022	2,499
Gilead Sciences Inc	125,562	8,646
HealthStream Inc *	3,325	93
Henry Schein Inc *	38,376	2,847
Hill-Rom Holdings Inc	4,517	513
IDEXX Laboratories Inc *	3,562	2,249
Johnson & Johnson	79,844	13,154
Laboratory Corp of America Holdings *	18,647	5,144
Merck & Co Inc	48,376	3,762
Mettler-Toledo International Inc *	6,967	9,652
Molina Healthcare Inc *	3,928	994
National HealthCare Corp	13,824	966
Organon *	4,838	146
Orthofix Medical Inc *	21,666	869
PerkinElmer Inc	11,770	1,817
Pfizer Inc	197,743	7,744
Phibro Animal Health Corp, Cl A	9,042	261
Prestige Consumer Healthcare Inc, Cl A *	40,992	2,136
Quest Diagnostics Inc	22,891	3,021
Regeneron Pharmaceuticals Inc *	16,539	9,238
United Therapeutics Corp *	33,399	5,992
Vertex Pharmaceuticals Inc *	16,723	3,372
Waters Corp *	40,185	13,888

		162,157

Industrials — 4.6%
A O Smith Corp	33,370	2,405
AMERCO	2,074	1,222

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CH Robinson Worldwide Inc	42,994	$4,027
Expeditors International of Washington Inc	99,578	12,607
JB Hunt Transport Services Inc	28,349	4,619
Lincoln Electric Holdings Inc	2,131	281
Lockheed Martin Corp	13,635	5,159
Northrop Grumman Corp	16,317	5,930
Republic Services Inc	9,486	1,044
Robert Half International Inc	42,300	3,763
United Parcel Service Inc, Cl B	3,137	652
Waste Management Inc	42,651	5,976
ZIM Integrated Shipping Services *	3,653	164

		47,849

Information Technology — 8.4%
ADTRAN Inc	4,126	85
Arista Networks Inc *	11,527	4,176
Arrow Electronics Inc, Cl A *	17,228	1,961
Calix Inc *	837	40
Check Point Software Technologies Ltd *	89,616	10,407
Ciena Corp *	69,355	3,946
Cisco Systems Inc/Delaware	219,154	11,615
CommVault Systems Inc *	40,607	3,174
F5 Networks Inc, Cl A *	40,335	7,529
Juniper Networks Inc	366,962	10,036
Motorola Solutions Inc	41,044	8,900
NETGEAR Inc *	37,227	1,427
NetScout Systems Inc *	67,876	1,937
NortonLifeLock Inc	114,195	3,108
Oracle Corp, Cl B	158,292	12,322
Progress Software Corp	42,336	1,958
QAD Inc, Cl A	5,417	471
Radware Ltd *	43,297	1,333
Sykes Enterprises Inc *	1,648	89
Ubiquiti Inc	1,822	569
Viavi Solutions Inc *	130,351	2,302

		87,385

Materials — 3.3%
AptarGroup Inc	12,155	1,712
Materion Corp	27,807	2,095
Newmont Corp	104,011	6,592
Nucor Corp	14,545	1,395
Reliance Steel & Aluminum Co	57,596	8,691
Royal Gold Inc, Cl A	73,041	8,334
Silgan Holdings Inc	126,615	5,255
Stepan Co	1,289	155

		34,229

Real Estate — 1.1%
Extra Space Storage Inc ‡	36,049	5,905
Public Storage ‡	18,337	5,514

		11,419

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Utilities — 1.6%
Alliant Energy Corp	109,864	$6,126
American Electric Power Co Inc	32,389	2,740
Consolidated Edison Inc	28,685	2,057
Hawaiian Electric Industries Inc	76,385	3,230
Public Service Enterprise Group Inc	46,951	2,805

		16,958

		623,056

Total Common Stock (Cost $858,388) ($ Thousands)		1,005,534

PREFERRED STOCK — 0.7%
Germany — 0.7%
Henkel AG & Co KGaA (B)	73,963	7,810

Total Preferred Stock (Cost $7,680) ($ Thousands)		7,810

AFFILIATED PARTNERSHIP — 0.9%
SEI Liquidity Fund, L.P. 0.030% **† (C)	9,519,707	9,521

Total Affiliated Partnership (Cost $9,521) ($ Thousands)		9,521

CASH EQUIVALENT — 1.2%
SEI Daily Income Trust, Government
Fund, Cl F 0.010% **†	11,968,004	11,968

Total Cash Equivalent (Cost $11,968) ($ Thousands)		11,968

Total Investments in Securities — 99.7% (Cost $887,557) ($ Thousands)		$1,034,833

A list of the open futures contracts held by the Fund at June 30, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
Euro STOXX 50	22	Sep-2021	$1,101	$1,058	$(20)
FTSE 100 Index	5	Sep-2021	494	482	(5)
Hang Seng Index	2	Aug-2021	372	369	(4)
S&P 500 Index E-MINI	27	Sep-2021	5,689	5,790	101
SPI 200 Index	2	Sep-2021	272	271	1
TOPIX Index	6	Sep-2021	1,058	1,050	(4)

			$8,986	$9,020	$69

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Global Managed Volatility Fund (Continued)

A list of the open forward foreign currency contracts held by the Fund at June 30, 2021 is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)

Brown Brothers Harriman	07/12/21	USD	28	SGD	38	$–

Brown Brothers Harriman	07/12/21	USD	30	SGD	40	–

Brown Brothers Harriman	07/12/21	USD	33	NZD	48	–

Brown Brothers Harriman	07/12/21	USD	41	NZD	57	(1)

Brown Brothers Harriman	07/12/21	USD	200	NOK	1,697	(3)

Brown Brothers Harriman	07/12/21	USD	225	DKK	1,396	(2)

Brown Brothers Harriman	07/12/21	USD	384	SEK	3,256	(3)

Brown Brothers Harriman	07/12/21	USD	25	GBP	18	–

Brown Brothers Harriman	07/12/21	USD	362	GBP	259	(4)

Brown Brothers Harriman	07/12/21	USD	391	HKD	3,032	–

Brown Brothers Harriman	07/12/21	USD	586	AUD	772	(6)

Brown Brothers Harriman	07/12/21	USD	734	CAD	905	(4)

Brown Brothers Harriman	07/12/21	USD	919	CHF	838	(12)

Brown Brothers Harriman	07/12/21	USD	1,055	EUR	881	(10)

Brown Brothers Harriman	07/12/21	USD	1,662	JPY	183,356	(10)

Brown Brothers Harriman	07/12/21	NZD	2,320	USD	1,670	48

Brown Brothers Harriman	07/12/21	NZD	19	USD	13	–

Brown Brothers Harriman	07/12/21	SGD	2,707	USD	2,045	31

Brown Brothers Harriman	07/12/21	SGD	26	USD	19	–

Brown Brothers Harriman	07/12/21	GBP	8,385	USD	11,859	276

Brown Brothers Harriman	07/12/21	GBP	49	USD	68	–

Brown Brothers Harriman	07/12/21	AUD	19,075	USD	14,761	441

Brown Brothers Harriman	07/12/21	AUD	134	USD	100	–

Brown Brothers Harriman	07/12/21	CHF	27,038	USD	30,166	905

Brown Brothers Harriman	07/12/21	CHF	52	USD	57	–

Brown Brothers Harriman	07/12/21	EUR	27,349	USD	33,320	881

Brown Brothers Harriman	07/12/21	EUR	77	USD	91	–

Brown Brothers Harriman	07/12/21	CAD	27,844	USD	23,025	538

Brown Brothers Harriman	07/12/21	CAD	259	USD	209	–

Brown Brothers Harriman	07/12/21	NOK	35,013	USD	4,237	168

Brown Brothers Harriman	07/12/21	NOK	635	USD	73	(1)

Brown Brothers Harriman	07/12/21	DKK	43,635	USD	7,149	188

Brown Brothers Harriman	07/12/21	DKK	106	USD	17	–

Brown Brothers Harriman	07/12/21	SEK	80,167	USD	9,688	313

Brown Brothers Harriman	07/12/21	SEK	738	USD	85	(1)

Brown Brothers Harriman	07/12/21	HKD	88,350	USD	11,386	9

Brown Brothers Harriman	07/12/21	HKD	632	USD	81	–
Brown Brothers Harriman	07/12/21	JPY	5,908,153	USD	53,977	738
						$4,479

Percentages are based on Net Assets of $1,038,114 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of June 30, 2021.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2021. The total market value of securities on loan at June 30, 2021 was $8,815 ($ Thousands).
(B)	No interest rate available.

(C)	This security was purchased with cash collateral held from securities on loan). The total market value of such securities as of June 30, 2021 was $9,521 ($ Thousands).

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Global Managed Volatility Fund (Continued)

DKK — Danish Krone

EUR — Euro

FTSE— Financial Times Stock Exchange

GBP — British Pound Sterling

HKD — Hong Kong Dollar

JPY — Japanese Yen

L.P. — Limited Partnership

Ltd. — Limited

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLC — Public Limited Company

S&P— Standard & Poor’s

SGD — Singapore Dollar

SEK — Swedish Krona

SPI — Share Price Index

TOPIX- Tokyo Price Index

USD — U.S. Dollar

The following is a list of the level of inputs used as of June 30, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,005,534	–	–	1,005,534
Preferred Stock	7,810	–	–	7,810
Affiliated Partnership	–	9,521	–	9,521
Cash Equivalent	11,968	–	–	11,968

Total Investments in Securities	1,025,312	9,521	–	1,034,833

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts *
Unrealized Appreciation	102	–	–	102
Unrealized Depreciation	(33)	–	–	(33)
Forwards Contracts *
Unrealized Appreciation	–	4,537	–	4,537
Unrealized Depreciation	–	(58)	–	(58)

Total Other Financial Instruments	69	4,479	–	4,548

*Futures contracts and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended June 30, 2021, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Global Managed Volatility Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended June 30, 2021 ($ Thousands):

Security Description	Value 9/30/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$ 11,893	$ 125,157	$ (127,529)	$ 1	$ (1)	$ 9,521	9,519,707	$ 83	$ –
SEI Daily Income Trust, Government Fund, Cl F	15,236	142,813	(146,081)	–	–	11,968	11,968,004	1	–

Totals	$ 27,129	$ 267,970	$ (273,610)	$ 1	$ (1)	$ 21,489		$ 84	$ –

Amounts designated as “–” are $0 or have been rounded to $0.

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Tax-Managed Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.5%

Communication Services — 3.7%
Activision Blizzard Inc	42,063	$4,014
Alphabet Inc, Cl A *	1,398	3,414
Alphabet Inc, Cl C *	660	1,654
Comcast Corp, Cl A	15,400	878
Fox Corp	83,711	3,108
John Wiley & Sons Inc, Cl A	55,784	3,357
Madison Square Garden Entertainment Corp *	15,357	1,290
Madison Square Garden Sports Corp *	8,586	1,482
New York Times Co/The, Cl A	82,695	3,601
Quebecor Inc, Cl B	40,500	1,081
SK Telecom Co Ltd ADR	129,800	4,077
Take-Two Interactive Software Inc, Cl A *	14,286	2,529
TELUS Corp	160,200	3,597
Zynga Inc, Cl A *	305,894	3,252

		37,334

Consumer Discretionary — 6.9%
Amazon.com Inc, Cl A *	259	891
AutoZone Inc *	10,000	14,922
Darden Restaurants Inc	15,105	2,205
Dick’s Sporting Goods Inc	34,895	3,496
Dollar General Corp	8,848	1,915
Domino’s Pizza Inc	536	250
eBay Inc	140,400	9,857
frontdoor Inc *	39,623	1,974
Graham Holdings Co, Cl B	4,037	2,559
McDonald’s Corp	26,822	6,196
Target Corp, Cl A	82,019	19,827
Toyota Motor Corp ADR	38,500	6,732

		70,824

Consumer Staples — 14.1%
Altria Group Inc	109,946	5,242
Bunge Ltd	11,344	887
Campbell Soup Co	45,819	2,089
Church & Dwight Co Inc	67,706	5,770
Clorox Co/The	10,278	1,849
Coca-Cola Co/The	63,107	3,415
Coca-Cola European Partners PLC	49,400	2,930
Colgate-Palmolive Co	59,927	4,875
Costco Wholesale Corp	21,538	8,522
General Mills Inc	53,777	3,277
Hershey Co/The	35,196	6,131
Hormel Foods Corp	84,838	4,051
J M Smucker Co/The	26,111	3,383
Kimberly-Clark Corp	2,775	371
Kraft Heinz Co/The	129,800	5,293
Kroger Co/The	435,902	16,699
Lamb Weston Holdings Inc	28,333	2,285
McCormick & Co Inc/MD	79,237	6,998
Metro Inc/CN, Cl A	58,400	2,803

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
PepsiCo Inc	56,305	$8,343
Sanderson Farms Inc	20,200	3,797
Tyson Foods Inc, Cl A	183,000	13,498
Walmart Inc	224,473	31,655

		144,163

Energy — 0.3%
Williams Cos Inc/The	111,764	2,967

Financials — 11.4%
Aflac Inc	112,800	6,053
Allstate Corp/The	65,446	8,537
American Financial Group Inc/OH	41,500	5,176
Assurant Inc	10,566	1,650
Bank of America Corp	7,089	292
Bank of Hawaii Corp	9,849	830
Bank of New York Mellon Corp/The	72,600	3,719
Berkshire Hathaway Inc, Cl B *	64,800	18,009
Cboe Global Markets Inc	46,588	5,546
Chubb Ltd	12,399	1,971
Cullen/Frost Bankers Inc	10,482	1,174
Everest Re Group Ltd	39,096	9,852
Hanover Insurance Group Inc/The, Cl A	30,133	4,087
LPL Financial Holdings Inc	7,590	1,025
MGIC Investment Corp	141,647	1,926
Morningstar Inc, Cl A	21,864	5,621
National Bank of Canada	54,700	4,098
Progressive Corp/The	115,800	11,373
RenaissanceRe Holdings Ltd	31,431	4,678
TFS Financial Corp	125,478	2,547
Travelers Cos Inc/The	83,472	12,497
US Bancorp	33,210	1,892
White Mountains Insurance Group Ltd	3,014	3,460

		116,013

Health Care — 19.4%
AbbVie Inc	53,300	6,004
ABIOMED Inc *	9,693	3,025
Alexion Pharmaceuticals Inc *	1,768	325
AmerisourceBergen Corp, Cl A	14,727	1,686
Amgen Inc, Cl A	16,800	4,095
Anthem Inc	44,047	16,817
AstraZeneca PLC ADR (A)	93,200	5,583
Baxter International Inc	34,558	2,782
Bio-Rad Laboratories Inc, Cl A *	4,035	2,600
Bluebird Bio Inc *	52,185	1,669
Bristol-Myers Squibb Co	154,912	10,351
Chemed Corp	1,680	797
Covetrus Inc *	153,890	4,155
CVS Health Corp	31,417	2,621
Eli Lilly and Co	95,629	21,949
Gilead Sciences Inc	16,862	1,161

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Tax-Managed Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hill-Rom Holdings Inc	7,580	$861
Humana Inc	29,910	13,242
Johnson & Johnson	170,215	28,041
McKesson Corp	8,957	1,713
Merck & Co Inc	248,828	19,351
Mettler-Toledo International Inc *	3,168	4,389
Organon *	24,882	753
Pfizer Inc	422,234	16,535
Premier Inc, Cl A	54,204	1,886
Quest Diagnostics Inc	50,752	6,698
Reata Pharmaceuticals Inc, Cl A *	6,032	854
UnitedHealth Group Inc	35,650	14,275
Zoetis Inc, Cl A	18,364	3,422

		197,640

Industrials — 10.2%
3M Co	22,139	4,398
Carrier Global Corp	50,700	2,464
CH Robinson Worldwide Inc	33,696	3,156
Cummins Inc	23,200	5,656
EMCOR Group Inc	13,365	1,646
General Dynamics Corp	30,100	5,667
L3Harris Technologies Inc	26,704	5,772
Landstar System Inc	11,414	1,804
Lockheed Martin Corp	23,421	8,861
Northrop Grumman Corp	37,847	13,755
Quanta Services Inc	37,697	3,414
Raytheon Technologies Corp	135,100	11,525
Republic Services Inc	146,100	16,073
Schneider National Inc, Cl B	120,217	2,617
Waste Management Inc	124,467	17,439

		104,247

Information Technology — 20.0%
Amdocs Ltd	227,100	17,568
Apple Inc	303,048	41,505
Atlassian Corp PLC, Cl A *	15,315	3,934
Automatic Data Processing Inc	13,695	2,720
Ciena Corp *	29,458	1,676
Cisco Systems Inc/Delaware	330,635	17,524
CSG Systems International Inc	37,600	1,774
DocuSign Inc, Cl A *	16,413	4,588
F5 Networks Inc, Cl A *	24,793	4,628
Intel Corp	307,300	17,252
Jack Henry & Associates Inc	10,939	1,789
Marvell Technology	24,484	1,428
Microsoft Corp	89,656	24,288
Motorola Solutions Inc	87,963	19,075
NetApp Inc	46,295	3,788
Oracle Corp, Cl B	232,512	18,099
Qorvo Inc *	29,645	5,800
Seagate Technology Holdings	63,600	5,592

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Synopsys Inc *	41,600	$11,473

		204,501

Materials — 3.7%
AptarGroup Inc	6,262	882
Avery Dennison Corp	31,600	6,644
Axalta Coating Systems Ltd *	79,039	2,410
Corteva Inc	84,619	3,753
Newmont Corp	45,279	2,870
Royal Gold Inc, Cl A	13,377	1,526
Sealed Air Corp	136,300	8,076
Silgan Holdings Inc	110,800	4,598
Sonoco Products Co	98,300	6,576

		37,335

Real Estate — 0.3%
Equity LifeStyle Properties Inc ‡	29,390	2,184
SBA Communications Corp, Cl A ‡	4,204	1,340

		3,524

Utilities — 7.5%
Ameren Corp	74,283	5,946
American Electric Power Co Inc	76,728	6,490
DTE Energy Co	38,099	4,938
Duke Energy Corp	41,536	4,101
Entergy Corp	83,322	8,307
Eversource Energy	83,105	6,668
National Fuel Gas Co	32,081	1,676
NextEra Energy Inc	116,564	8,542
Pinnacle West Capital Corp	48,930	4,011
Portland General Electric Co	73,374	3,381
Public Service Enterprise Group Inc	183,544	10,965
Southern Co/The	83,686	5,064
WEC Energy Group Inc	77,148	6,862

		76,951

Total Common Stock (Cost $481,233) ($ Thousands)		995,499

AFFILIATED PARTNERSHIP — 0.5%
SEI Liquidity Fund, L.P.
0.030% **† (B)	5,514,969	5,516

Total Affiliated Partnership (Cost $5,516) ($ Thousands)		5,516

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Tax-Managed Managed Volatility Fund (Concluded)

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 2.4%
SEI Daily Income Trust, Government Fund, Cl F
0.010% **†	24,511,254	$24,511

Total Cash Equivalent (Cost $24,511) ($ Thousands)		24,511

Total Investments in Securities — 100.4% (Cost $511,260) ($ Thousands)		$1,025,526

A list of the open futures contracts held by the Fund at June 30, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
S&P 500 Index E-MINI	77	Sep-2021	$16,454	$16,511	$57

Percentages are based on Net Assets of $1,021,509 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2021.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2021. The total market value of securities on loan at June 30, 2021 was $5,391 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2021 was $5,516 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Ltd. — Limited

PLC — Public Limited Company

S&P— Standard & Poor’s

The following is a list of the level of inputs used as of June 30, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	995,499	–	–	995,499
Affiliated Partnership	–	5,516	–	5,516
Cash Equivalent	24,511	–	–	24,511

Total Investments in Securities	1,020,010	5,516	–	1,025,526

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts *
Unrealized Appreciation	57	–	–	57

Total Other Financial Instruments	57	–	–	57

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended June 30, 2021, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2021 ($ Thousands):

Security Description	Value 9/30/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$ 3,411	$ 24,344	$ (22,239)	$ –	$ –	$ 5,516	5,514,969	$ 6	$ –
SEI Daily Income Trust, Government Fund, Cl F	14,794	153,737	(144,020)	–	–	24,511	24,511,254	1	–

Totals	$ 18,205	$ 178,081	$ (166,259)	$ –	$ –	$ 30,027		$7	$ –

Amounts designated as “–” are $0 or have been rounded to $0.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Tax-Managed International Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.7%
Australia — 4.8%
Abacus Property Group ‡	87,074	$206
AGL Energy Ltd	175,877	1,083
Ansell	55,134	1,801
ASX Ltd	5,643	329
Aurizon Holdings Ltd	604,373	1,688
AusNet Services	198,571	261
Bendigo & Adelaide Bank	74,373	586
Chorus	9,300	41
Coles Group Ltd	78,882	1,012
CSL Ltd	5,661	1,212
Endeavour Group *(A)	21,286	101
Fortescue Metals Group Ltd	12,348	216
Harvey Norman Holdings Ltd	399,926	1,645
Inghams Group Ltd	373,405	1,116
Medibank Pvt	47,280	112
Metcash, Cl A	329,977	988
Newcrest Mining Ltd	22,123	420
REA Group Ltd	3,994	507
Rio Tinto Ltd	9,772	929
Sonic Healthcare Ltd	28,759	829
Telstra Corp Ltd, Cl B	502,620	1,419
TPG Telecom	25,359	119
Treasury Wine Estates Ltd	37,848	332
Wesfarmers Ltd	36,388	1,615
Woolworths Group Ltd	21,286	609

		19,176

Austria — 1.3%
ANDRITZ AG	11,056	621
CA Immobilien Anlagen AG	4,737	198
Erste Group Bank AG	6,526	239
EVN AG	6,728	159
Mayr Melnhof Karton	4,405	938
Oesterreichische Post AG	37,629	2,001
S IMMO AG *‡	9,548	229
Telekom Austria AG, Cl A	81,520	696

		5,081

Belgium — 1.6%
Ageas	14,061	780
Etablissements Franz Colruyt	62,755	3,510
Proximus SADP	41,185	796
UCB SA, Cl A	11,564	1,209

		6,295

Canada — 2.4%
Bank of Nova Scotia/The, Cl C	8,211	534
Canadian Imperial Bank of Commerce	13,074	1,490
Canadian Tire Corp Ltd, Cl A	16,691	2,644
Cogeco Communications	18,559	1,817
Empire Co Ltd, Cl A	31,361	990
Loblaw Cos Ltd	24,108	1,485

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
TELUS Corp	39,149	$879

		9,839

Denmark — 2.9%
AP Moller - Maersk A/S, Cl B	189	543
Carlsberg A/S, Cl B	10,243	1,910
Coloplast A/S, Cl B	10,603	1,740
Danske Bank A/S	60,283	1,061
DSV A/S	3,400	793
Genmab A/S *	1,734	710
Jyske Bank A/S *	16,645	805
Novo Nordisk A/S, Cl B	12,482	1,046
Royal Unibrew A/S	2,426	309
Scandinavian Tobacco Group A/S	73,722	1,505
Solar, Cl B	3,143	273
Sydbank A/S	22,507	693
UIE	564	151

		11,539

Finland — 1.7%
Aspo	3,559	40
Elisa Oyj	6,082	363
Kemira	47,655	750
Kesko Oyj, Cl B	61,076	2,256
Orion Oyj, Cl B	21,886	941
TietoEVRY	37,802	1,194
Tokmanni Group	24,655	682
Valmet	12,579	549

		6,775

France — 9.0%
ABC arbitrage	14,654	123
BNP Paribas SA	3,209	201
Bonduelle SCA	4,156	104
Caisse Regionale de Credit Agricole Mutuel Brie Picardie	4,916	130
Carrefour SA	252,388	4,964
Cie Generale des Etablissements Michelin SCA	17,959	2,865
Compagnie de L’Odet	80	111
Credit Agricole	22,471	315
Danone SA	3,206	226
Dassault Systemes SE	1,080	262
Engie SA	55,767	764
Eurofins Scientific	8,534	976
Eutelsat Communications SA	80,511	941
Faurecia SE	162	8
Hermes International	1,456	2,121
Ipsen SA	5,611	584
Lagardere SCA *	3,725	92
Legrand SA	2,586	274
LNA Sante SA	2,819	177
L’Oreal SA	2,549	1,136
Metropole Television SA	56,336	1,185
Orange SA	370,341	4,223

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Pernod Ricard SA	6,112	$1,357
Prodware *	6,476	45
Publicis Groupe SA	4,174	267
Sanofi	66,653	6,984
Sartorius Stedim Biotech	1,058	500
SCOR SE	4,791	152
SEB SA	2,409	435
Societe BIC SA	25,656	1,783
Societe LDC *	865	103
Stellantis *	9,533	187
Suez	12,028	286
Veolia Environnement SA	22,400	677
Virbac	506	173
Vivendi SA (B)	39,336	1,322

		36,053

Germany — 5.9%
adidas AG	674	251
Deutsche Post AG	41,479	2,822
Deutsche Telekom AG	184,690	3,901
Freenet AG	69,704	1,647
Fresenius Medical Care AG & Co KGaA	7,389	614
Hannover Rueck SE	1,509	252
Henkel AG & Co KGaA	8,576	790
Hornbach Holding AG & Co KGaA	11,755	1,340
Knorr-Bremse AG	9,277	1,067
Merck KGaA	24,835	4,762
METRO AG	16,068	199
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	5,603	1,535
QIAGEN NV *	2,128	103
SAP SE	1,022	144
Scout24	5,960	503
Siemens Healthineers AG	6,608	405
Sirius Real Estate Ltd ‡	87,389	133
Talanx	3,767	154
Telefonica Deutschland Holding AG	366,634	967
Uniper SE	52,457	1,932
Vonovia SE ‡	5,398	349

		23,870

Hong Kong — 4.2%
BOC Hong Kong Holdings Ltd	207,500	704
Chevalier International Holdings	80,000	104
China Motor Bus Co Ltd ‡	9,200	131
CK Hutchison Holdings Ltd	154,500	1,204
CK Infrastructure Holdings Ltd	94,000	560
CLP Holdings Ltd, Cl B	226,000	2,235
Dah Sing Banking Group Ltd	424,000	468
HK Electric Investments & HK Electric Investments Ltd	1,615,500	1,637
HKT Trust & HKT Ltd	1,380,000	1,880
Hutchison Telecommunications Hong Kong Holdings	2,456,000	484

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kerry Logistics Network	33,000	$100
Kerry Properties Ltd ‡	226,000	745
Lee & Man Paper Manufacturing Ltd	697,000	531
MTR Corp Ltd	74,500	415
Pacific Textiles Holdings	822,000	494
Paliburg Holdings Ltd *	398,000	109
PCCW Ltd	855,704	449
Power Assets Holdings Ltd	186,500	1,144
SmarTone Telecommunications Holdings	515,500	305
VTech Holdings Ltd	289,200	3,044
WH Group Ltd	159,500	143

		16,886

Ireland — 0.4%
ICON PLC *	4,424	915
Kerry Group PLC, Cl A	4,704	657
Total Produce PLC	17,637	55

		1,627

Israel — 0.5%
Albaad Massuot Yitzhak	8,411	161
Bank Leumi Le-Israel BM *	56,853	432
Elbit Systems Ltd	1,360	176
Isracard Ltd *	–	–
Kerur Holdings Ltd	4,093	125
Mizrahi Tefahot Bank Ltd *	12,013	370
Nice Ltd *	1,413	345
Shufersal Ltd	26,493	211
Strauss Group Ltd ‡	3,535	99

		1,919

Italy — 1.8%
A2A SpA	695,413	1,422
ACEA	54,526	1,260
Assicurazioni Generali SpA	16,518	331
Enel SpA	99,794	927
Hera SpA	309,958	1,280
Iren SpA	38,535	110
Terna Rete Elettrica Nazionale SpA	41,284	308
UnipolSai Assicurazioni (B)	589,309	1,711

		7,349

Japan — 25.3%

Communication Services — 3.7%
Kakaku.com Inc	2,800	85
KDDI Corp	169,900	5,304
Nintendo Co Ltd	1,600	931
Nippon BS Broadcasting Corp	9,900	101
Nippon Telegraph & Telephone Corp	235,200	6,134
Nippon Television Holdings	79,100	917
Okinawa Cellular Telephone Co	3,100	143
Proto Corp	12,200	144
Softbank Corp	162,500	2,128

		15,887

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Consumer Discretionary — 3.2%
Bandai Namco Holdings Inc	2,300	$160
Bridgestone	32,900	1,498
Choushimaru Co Ltd	10,500	108
DCM Holdings Co Ltd	162,700	1,551
EDION Corp	65,100	636
FJ Next Co Ltd	16,100	147
Honda Motor Co Ltd	26,900	860
Keiyo Co Ltd	32,400	229
Komeri Co Ltd	5,400	127
K’s Holdings Corp	7,500	86
McDonald’s Holdings Co Japan Ltd (B)	38,900	1,717
Mizuno	6,300	134
Ootoya Holdings Co Ltd *	100	2
Sankyo Co Ltd	8,700	222
Sekisui House	47,800	981
Shimamura Co Ltd	2,100	202
SPK Corp	9,000	108
Toyota Motor Corp	29,000	2,537
Yamada Denki Co Ltd	293,400	1,356
Yamaha Motor	3,300	90
Yellow Hat Ltd	11,200	199

		12,950

Consumer Staples — 5.1%
Aeon Co Ltd, Cl H	6,200	167
Arcs Co Ltd	55,300	1,204
Axial Retailing	2,800	95
Calbee Inc	11,200	259
Chuo Gyorui	4,200	113
Cosmos Pharmaceutical Corp	900	132
Dairei	6,300	115
Earth	12,500	726
Fujicco	5,700	98
Heiwado	10,900	218
Japan Tobacco Inc (B)	101,900	1,927
J-Oil Mills	6,000	102
Kadoya Sesame Mills Inc	2,600	94
Kanemi Co Ltd	3,900	106
Kato Sangyo Co Ltd	8,700	265
Kirin Holdings Co Ltd	5,300	103
Kobayashi Pharmaceutical	2,700	231
Kyokuyo Co Ltd	3,800	99
Lawson Inc	38,000	1,760
Life Corp	2,500	79
Lion Corp	49,800	844
Matsumotokiyoshi Holdings Co Ltd	2,900	128
MEIJI Holdings Co Ltd	7,600	455
Mitsubishi Shokuhin Co Ltd	37,300	944
Miyoshi Oil & Fat Co Ltd	10,200	116
Morishita Jintan Co Ltd	5,400	95
Nippn	64,000	905

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Nisshin Oillio Group Ltd/The	31,200	$863
Nissin Foods Holdings Co Ltd	2,500	180
Nitto Fuji Flour Milling Co Ltd	4,000	255
OUG Holdings Inc	4,800	123
Pola Orbis Holdings Inc (B)	18,800	497
San-A Co Ltd, Cl A	2,500	95
Seven & i Holdings Co Ltd	48,900	2,334
Showa Sangyo Co Ltd	7,300	197
Sugi Holdings Co Ltd	7,900	577
Sundrug Co Ltd	22,800	725
Toyo Suisan Kaisha Ltd	37,800	1,456
Tsuruha Holdings Inc	6,800	791
Unicharm Corp	13,200	532
United Super Markets Holdings Inc	10,000	98
Valor Holdings Co Ltd	32,500	663
Yuasa Funashoku Co Ltd	4,560	123

		20,889

Energy — 0.7%
Itochu Enex Co Ltd	68,900	614
Iwatani	13,300	798
JXTG Holdings Inc	251,700	1,054

		2,466

Financials — 2.6%
Aozora Bank Ltd (B)	37,600	842
Japan Post Bank Co Ltd	58,600	493
Japan Post Holdings Co Ltd	199,700	1,638
Mizuho Financial Group Inc	182,280	2,607
Nomura Holdings	237,900	1,217
ORIX	60,100	1,015
Resona Holdings	92,800	357
Sumitomo Mitsui Financial Group Inc	46,500	1,605
Yamaguchi Financial Group	92,100	526

		10,300

Health Care — 1.9%
Astellas Pharma Inc	82,400	1,436
Biofermin Pharmaceutical	3,900	105
Daiichi Sankyo Co Ltd	7,500	162
Hoya Corp	1,500	199
Kaken Pharmaceutical Co Ltd	24,100	1,033
Medipal Holdings Corp	63,000	1,204
Otsuka Holdings Co Ltd	19,600	814
Sawai Group Holdings	3,800	169
Shionogi & Co Ltd	7,600	397
Suzuken Co Ltd/Aichi Japan	7,800	229
Techno Medica	7,000	101
Toho Holdings Co Ltd	25,000	403
Towa Pharmaceutical	15,400	375
ZERIA Pharmaceutical	11,800	223

		6,850

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Industrials — 3.8%
COMSYS Holdings Corp	6,300	$175
Daiichi Kensetsu	8,500	164
Inaba Denki Sangyo Co Ltd	50,800	1,184
ITOCHU Corp	124,300	3,584
Kamigumi Co Ltd	132,100	2,682
Kinden Corp	88,700	1,450
Kyowa Exeo Corp	8,300	205
Mitsubishi Electric	38,900	565
Mitsui & Co Ltd	13,000	293
Nippo Corp	57,200	1,631
Nippon Express Co Ltd	2,600	198
Nippon Kanzai Co Ltd	5,500	123
Sankyu	22,300	967
Seino Holdings	85,700	1,100
Shibusawa Warehouse Co Ltd/The	7,200	137
Shin-Keisei Electric Railway Co Ltd	4,800	92
Techno Ryowa	12,200	100
Yasuda Logistics Corp *	19,800	168
Zaoh	8,700	116

		14,934

Information Technology — 1.7%
Canon Inc (B)	104,200	2,359
FUJIFILM Holdings Corp	28,300	2,101
Fujitsu Ltd	5,200	974
Otsuka Corp	9,100	478
Ricoh Co Ltd	14,800	166
Trend Micro Inc/Japan *	15,500	813

		6,891

Materials — 1.9%
Daicel Corp	85,400	703
Daiki Aluminium Industry Co Ltd	26,000	263
EMS-Chemie Holding AG	1,134	1,115
Kaneka Corp	20,500	827
Kurimoto Ltd	13,600	202
Lintec	43,200	938
Maruichi Steel Tube Ltd	23,300	548
Rengo	107,600	897
Sumitomo Osaka Cement Co Ltd	14,400	392
Teijin Ltd	107,500	1,640

		7,525

Real Estate — 0.7%
AEON REIT Investment ‡	755	1,119
Daito Trust Construction Co Ltd	10,700	1,171
Keihanshin Building Co Ltd ‡	14,200	174

		2,464

Utilities — 0.0%
Hokkaido Gas Co Ltd	9,800	137

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Okinawa Electric Power Co Inc/The	11,851	$148

		285

		101,441

Netherlands — 2.9%
ABN AMRO Bank NV *	11,695	141
Amsterdam Commodities NV	9,992	271
ASML Holding NV	605	416
Heineken NV	7,196	872
Koninklijke Ahold Delhaize NV	203,347	6,046
Koninklijke KPN NV	107,620	336
NN Group NV	57,352	2,706
Signify NV	16,444	1,040

		11,828

New Zealand — 0.8%
Chorus Ltd	57,800	258
EBOS Group Ltd	5,627	127
Fisher & Paykel Healthcare Corp Ltd	40,540	882
Freightways Ltd	22,475	198
Goodman Property Trust ‡	57,126	92
Mainfreight Ltd	15,488	833
Mercury NZ Ltd	109,078	508
Meridian Energy	35,190	131
Spark New Zealand Ltd	98,605	331

		3,360

Norway — 1.1%
Austevoll Seafood ASA	41,885	520
DNB ASA, Cl A	22,448	490
Norsk Hydro ASA	88,515	565
Orkla ASA	171,395	1,747
SpareBank 1 SR-Bank	17,208	227
Telenet Group Holding NV	13,557	510
Telenor ASA	26,616	449

		4,508

Portugal — 0.6%
Jeronimo Martins SGPS SA	86,576	1,579
REN - Redes Energeticas Nacionais SGPS SA	86,292	240
Sonae SGPS	572,432	543

		2,362

Singapore — 2.6%
Dairy Farm International Holdings Ltd	28,300	120
DBS Group Holdings Ltd	125,500	2,783
Haw Par	32,100	327
Jardine Cycle & Carriage Ltd	12,200	194
Mapletree Industrial Trust ‡	59,850	126
Mapletree Logistics Trust ‡	154,270	236
Olam International Ltd	102,300	122
Oversea-Chinese Banking Corp Ltd	204,700	1,820
Sheng Siong Group Ltd	332,000	390
Singapore Exchange Ltd	116,100	965
Singapore Post	355,500	189
Singapore Telecommunications Ltd *	171,000	291

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Straits Trading	74,500	$159
United Overseas Bank Ltd	68,200	1,310
Venture Corp Ltd	25,600	366
Wilmar International Ltd	358,500	1,200

		10,598

Spain — 2.8%
Cia de Distribucion Integral Logista Holdings	81,284	1,671
Ebro Foods SA	73,172	1,538
Endesa SA (B)	126,770	3,076
Faes Farma	147,979	591
Grifols SA	3,365	91
Iberdrola SA	240,693	2,934
Red Electrica Corp SA (B)	69,646	1,293

		11,194

Sweden — 2.4%
Axfood AB	54,195	1,500
Epiroc, Cl B	14,793	290
Essity AB, Cl B	9,277	308
ICA Gruppen AB	52,686	2,454
KNOW IT AB	7,589	249
Nordea Bank Abp	92,155	1,026
Nyfosa ‡	18,745	254
Samhallsbyggnadsbolaget i Norden ‡	93,792	393
Svenska Cellulosa AB SCA, Cl B	11,438	188
Swedish Match	233,770	1,995
Telefonaktiebolaget LM Ericsson, Cl B	73,289	922

		9,579

Switzerland — 8.6%
Alcon Inc	3,374	236
Allreal Holding AG, Cl A ‡	1,305	257
ALSO Holding AG *	606	175
Baloise Holding AG	6,068	947
Banque Cantonale de Geneve	570	106
Banque Cantonale Vaudoise	1,350	121
Barry Callebaut AG	349	812
Basellandschaftliche Kantonalbank	306	305
Berner Kantonalbank AG	473	106
BKW AG	22,015	2,294
Chocoladefabriken Lindt & Spruengli AG	82	1,291
dormakaba Holding	596	407
Emmi	803	824
Forbo Holding	82	155
Idorsia Ltd *	3,040	84
Intershop Holding AG ‡	203	134
Kuehne + Nagel International AG	410	140
Logitech International SA	834	101
Nestle SA	10,269	1,280
Novartis AG	32,351	2,951
Orior AG	2,667	241
PSP Swiss Property AG ‡	3,835	487
Roche Holding	262	107

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Roche Holding AG	25,339	$9,555
Romande Energie Holding SA	76	110
Schindler Holding AG	2,723	834
Sika AG	2,966	971
Sonova Holding AG	3,097	1,166
Swiss Life Holding AG	4,709	2,290
Swiss Prime Site AG ‡	7,577	753
Swisscom AG	6,786	3,878
Thurgauer Kantonalbank	927	107
TX Group AG *	1,296	120
Valiant Holding AG	7,823	776
Zurich Insurance Group AG	926	372

		34,493

United Kingdom — 12.1%
3i Group	26,140	424
Anglo American PLC	13,949	554
AstraZeneca PLC	7,948	953
Atalaya Mining *	70,542	299
Auto Trader Group PLC	82,006	718
B&M European Value Retail	125,817	996
BAE Systems PLC	342,600	2,470
Berkeley Group Holdings PLC	3,499	222
BHP Group	30,881	909
British American Tobacco PLC	55,372	2,142
Britvic PLC	17,747	230
BT Group PLC, Cl A *	789,651	2,116
Bunzl PLC	62,830	2,074
CareTech Holdings	22,562	189
Coca-Cola HBC AG *	3,561	129
Computacenter PLC	3,837	136
Craneware PLC	4,479	132
Cranswick PLC	2,824	155
Diageo PLC	12,148	581
Direct Line Insurance Group	353,106	1,390
Duke Royalty	381,565	200
Eco Animal Health Group *	32,806	159
Finsbury Food Group PLC *	134,390	170
Genus	13,420	919
GlaxoSmithKline PLC	312,035	6,118
Hikma Pharmaceuticals PLC	6,241	211
Imperial Brands PLC	149,858	3,223
Inchcape PLC	78,299	831
Intertek Group PLC	16,464	1,258
J Sainsbury PLC	596,752	2,241
Kingfisher PLC	678,211	3,415
National Grid PLC	140,036	1,781
QinetiQ Group PLC	414,692	1,968
Rio Tinto PLC	8,286	681
Sage Group PLC/The	10,819	102
ScS Group	48,694	206
SSE PLC	8,061	167
Tate & Lyle PLC	333,398	3,401

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Tesco	253,833	$ 782
Thungela Resources *	1,395	4
Total Produce	95,797	300
Vodafone Group PLC	355,015	595
Warehouse Reit PLC ‡	84,224	174
Wm Morrison Supermarkets PLC	792,496	2,701
YouGov	14,322	233

		48,659

United States — 1.0%
Check Point Software Technologies Ltd *	13,952	1,620
Nomad Foods *	36,922	1,044
QIAGEN NV *	7,592	367
Radware Ltd *	19,605	604
Taro Pharmaceutical Industries Ltd *	4,059	292

		3,927

Total Common Stock (Cost $305,508) ($ Thousands)		388,358

PREFERRED STOCK — 0.8%
Germany — 0.8%
FUCHS PETROLUB SE (C)	21,301	1,036
Henkel AG & Co KGaA (C)	17,310	1,828

Total Preferred Stock (Cost $2,493) ($ Thousands)		2,864

Description	Shares	Market Value ($ Thousands)
RIGHT — 0.0%
Singapore — 0.0%
Olam International Ltd., Expires 07/26/2021 *	15,345	$ 4

Total Right
(Cost $—) ($ Thousands)		4

	Shares

AFFILIATED PARTNERSHIP —3.9%
SEI Liquidity Fund, L.P.
0.030% **†(D)	15,648,147	15,651

Total Affiliated Partnership (Cost $15,651) ($ Thousands)		15,651

CASH EQUIVALENT — 0.6%
SEI Daily Income Trust, Government
Fund, Cl F
0.010%**†	2,552,635	2,553

Total Cash Equivalent (Cost $2,553) ($ Thousands)		2,553

Total Investments in Securities — 102.0% (Cost $326,205) ($ Thousands)		$ 409,430

A list of the open futures contracts held by the Fund at June 30, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
Euro STOXX 50	16	Sep-2021	$790	$769	$(10)
FTSE 100 Index	3	Sep-2021	292	289	(1)
Hang Seng Index	2	Aug-2021	374	369	(5)
SPI 200 Index	1	Sep-2021	136	136	1
TOPIX Index	3	Sep-2021	530	525	(4)

			$2,122	$2,088	$(19)

Percentages are based on Net Assets of $401,557 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of June 30, 2021.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	Securities considered illiquid. The total value of such securities as of June 30, 2021 was $101 ($ Thousands) and represented 0.0% of the Net Assets of the Fund.

(B)	Certain securities or partial positions of certain securities are on loan at June 30, 2021. The total market value of securities on loan at June 30, 2021 was $14,013 ($ Thousands).

(C)	There is no current rate available.

(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2021 was $15,651 ($ Thousands).

Cl — Class

FTSE— Financial Times Stock Exchange

L.P. — Limited Partnership

Ltd. — Limited

PLC — Public Limited Company

REIT — Real Estate investment Trust

Ser — Series

SPI — Share Price Index

TOPIX — Tokyo Price Index

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Tax-Managed International Managed Volatility Fund (Concluded)

The following is a list of the level of inputs used as of June 30, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	388,358	–	–	388,358
Preferred Stock	2,864	–	–	2,864
Right	4	–	–	4
Affiliated Partnership	–	15,651	–	15,651
Cash Equivalent	2,553	–	–	2,553

Total Investments in Securities	393,779	15,651	–	409,430

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	1	–	–	1
Unrealized Depreciation	(20)	–	–	(20)

Total Other Financial Instruments	(19)	–	–	(19)

*Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended June 30, 2021, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2021 ($ Thousands):

Security Description	Value 9/30/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$8,302	$84,124	$(76,776)	$ —	$1	$15,651	15,648,147	$89	$ —
SEI Daily Income Trust, Government Fund, Cl F	2,764	26,848	(27,059)	—	—	2,553	2,552,635	—	—

Totals	$11,066	$110,972	$(103,835)	$ —	$1	$18,204		$89	$ —

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Real Estate Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.0%

Real Estate — 98.0%
Acadia Realty Trust ‡	62,400	$1,370
American Assets Trust Inc ‡	12,270	458
American Campus Communities Inc ‡	60,490	2,826
American Homes 4 Rent, Cl A ‡	13,037	506
American Tower Corp, Cl A ‡	15,490	4,184
Americold Realty Trust ‡	19,540	740
Apple Hospitality Inc ‡	26,691	407
AvalonBay Communities Inc ‡	18,220	3,802
Brandywine Realty Trust ‡	35,428	486
Brixmor Property Group Inc ‡	96,090	2,200
Columbia Property Trust Inc ‡	55,280	961
Cousins Properties Inc ‡	52,742	1,940
CyrusOne Inc ‡	13,221	946
Digital Realty Trust Inc, Cl A ‡	19,066	2,869
Diversified Healthcare Trust ‡	75,470	315
Duke Realty Corp ‡	58,139	2,753
Empire State Realty Trust Inc, Cl A ‡	26,176	314
Equinix Inc ‡	10,860	8,716
Equity Residential ‡	45,710	3,520
Essex Property Trust Inc ‡	7,790	2,337
Extra Space Storage Inc ‡	16,000	2,621
Federal Realty Investment Trust ‡	3,080	361
First Industrial Realty Trust Inc ‡	17,199	898
Healthpeak Properties Inc ‡	17,900	596
Host Hotels & Resorts Inc *‡	108,680	1,857
Hudson Pacific Properties Inc ‡	25,430	707
Invitation Homes Inc ‡	132,720	4,949
JBG SMITH Properties ‡	51,224	1,614
Kilroy Realty Corp ‡	20,947	1,459
Life Storage Inc ‡	25,236	2,709
Mid-America Apartment Communities Inc ‡	8,680	1,462
Omega Healthcare Investors Inc ‡	19,800	719
Park Hotels & Resorts Inc *‡	42,870	884
Prologis Inc ‡	68,870	8,232
Public Storage ‡	7,579	2,279
Regency Centers Corp ‡	18,876	1,209
Retail Properties of America Inc, Cl A ‡	102,696	1,176
Rexford Industrial Realty Inc ‡	25,496	1,452

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ryman Hospitality Properties Inc *‡	9,440	$745
Sabra Health Care Inc ‡	65,013	1,183
SBA Communications Corp, Cl A ‡	12,280	3,914
Simon Property Group Inc ‡	21,310	2,781
SITE Centers Corp ‡	26,930	406
Sun Communities Inc ‡	16,220	2,780
UDR Inc ‡	50,359	2,467
Ventas Inc ‡	60,810	3,472
Welltower Inc ‡	58,750	4,882

Total Common Stock (Cost $67,397) ($ Thousands)		99,464

CASH EQUIVALENT — 0.2%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	171,405	171

Total Cash Equivalent (Cost $171) ($ Thousands)		171

Total Investments in Securities — 98.2% (Cost $67,568) ($ Thousands)		$99,635

Percentages are based on Net Assets of $101,430 ($ Thousands).
‡	Real Estate Investment Trust.
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2021.
†	Investment in Affiliated Security.

Cl — Class

As of June 30, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended June 30, 2021, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2021 ($ Thousands):

Security Description	9/30/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2021	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$1,153	$20,008	$(20,990)	$—	$—	$171	171,405	$—	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 33.3%
U.S. Treasury Bills
0.052%, 08/12/2021 (A)	$54,495	$54,491
0.041%, 08/05/2021 (A)	22,820	22,819
0.040%, 08/19/2021 (A)	47,510	47,507
0.025%, 10/05/2021 (A)	13,540	13,539
U.S. Treasury Bonds
2.500%, 02/15/2045	2,479	2,682
2.375%, 05/15/2051	70,370	75,131
2.367%, 05/15/2049 (A)	5,380	2,976
2.250%, 05/15/2041	42,234	43,943
2.000%, 02/15/2050	4,840	4,755
1.875%, 02/15/2041	36,730	35,955
1.875%, 02/15/2051	49,815	47,542
1.625%, 11/15/2050	22,202	19,940
1.375%, 11/15/2040	27,745	24,923
1.375%, 08/15/2050	43,081	36,318
1.250%, 05/15/2050	41,565	33,939
1.125%, 05/15/2040	13,102	11,311
1.125%, 08/15/2040	20,042	17,242
U.S. Treasury Inflation Protected Securities
2.125%, 02/15/2040	2,051	3,056
1.375%, 02/15/2044	2,739	3,777
0.750%, 02/15/2042	1,986	2,417
U.S. Treasury Notes
2.875%, 10/31/2023	6,190	6,558
2.125%, 08/15/2021	2,003	2,008
2.000%, 02/15/2022	8,164	8,263
1.875%, 02/28/2022	11,021	11,153
1.750%, 11/30/2021	937	944
1.750%, 02/28/2022	662	669
1.625%, 05/15/2031	64,970	65,965
1.500%, 11/30/2024	6,136	6,331
1.250%, 03/31/2028	260	261
1.250%, 04/30/2028	22,860	22,931
1.250%, 05/31/2028	11,860	11,890
1.250%, 06/30/2028	84,244	84,376
1.125%, 02/15/2031	2,273	2,207
0.875%, 06/30/2026	138,806	138,741
0.750%, 04/30/2026	51,100	50,840
0.750%, 05/31/2026 (B)	88,254	87,751
0.750%, 01/31/2028	33,404	32,521
0.625%, 12/31/2027	5,660	5,472
0.625%, 05/15/2030	1,050	981
0.500%, 02/28/2026	13,031	12,833
0.500%, 08/31/2027	7,641	7,368
0.500%, 10/31/2027	3,247	3,122
0.375%, 04/15/2024	1,235	1,234
0.375%, 11/30/2025	12,794	12,564
0.375%, 12/31/2025	13,987	13,722
0.375%, 01/31/2026	310	304
0.250%, 06/15/2023	3,059	3,059
0.250%, 11/15/2023	120	120

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
0.250%, 05/15/2024	$22,680	$22,556
0.250%, 06/15/2024	36,149	35,929
0.250%, 05/31/2025	2,280	2,242
0.250%, 06/30/2025	360	354
0.250%, 09/30/2025	5,796	5,674
0.250%, 10/31/2025	11,195	10,945
0.125%, 05/31/2022	3,212	3,213
0.125%, 07/31/2022	40	40
0.125%, 09/30/2022	4,853	4,852
0.125%, 10/31/2022	11,250	11,245
0.125%, 12/31/2022	12,843	12,832
0.125%, 01/31/2023	12,899	12,886
0.125%, 03/31/2023	14,403	14,381
0.125%, 04/30/2023	63,465	63,346
0.125%, 05/31/2023	157,460	157,122
0.125%, 06/30/2023	52,877	52,751
0.125%, 09/15/2023	2,094	2,086
0.125%, 01/15/2024	12,645	12,568

Total U.S. Treasury Obligations (Cost $1,528,333) ($ Thousands)		1,523,473

CORPORATE OBLIGATIONS — 30.6%

Communication Services — 3.2%
Alphabet
2.050%, 08/15/2050	400	353
1.100%, 08/15/2030	240	228
0.800%, 08/15/2027	220	214
0.450%, 08/15/2025	110	109
Altice France
7.375%, 05/01/2026 (C)	30	31
AT&T
6.500%, 09/01/2037	1,335	1,823
5.250%, 03/01/2037	2,420	3,049
5.150%, 03/15/2042	25	31
4.850%, 03/01/2039	750	911
4.750%, 05/15/2046	1,600	1,943
4.500%, 05/15/2035	75	88
4.350%, 03/01/2029	240	278
4.350%, 06/15/2045	350	402
3.850%, 06/01/2060	499	526
3.800%, 02/15/2027	318	355
3.800%, 12/01/2057 (C)	5,124	5,339
3.550%, 09/15/2055 (C)	748	750
3.500%, 06/01/2041	344	357
3.500%, 09/15/2053 (C)	5,617	5,643
3.100%, 02/01/2043	824	807
3.000%, 06/30/2022	180	184
2.550%, 12/01/2033 (C)	1,455	1,441
2.300%, 06/01/2027	750	776
2.250%, 02/01/2032	888	872

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.700%, 03/25/2026	$1,500	$1,516
1.650%, 02/01/2028	2,005	1,990
CCO Holdings
4.500%, 08/15/2030 (C)	50	52
4.500%, 05/01/2032	1,220	1,264
Charter Communications Operating
6.834%, 10/23/2055	70	103
6.484%, 10/23/2045	110	151
6.384%, 10/23/2035	10	13
5.750%, 04/01/2048	777	989
5.375%, 04/01/2038	843	1,036
5.375%, 05/01/2047	141	173
4.908%, 07/23/2025	2,534	2,871
4.800%, 03/01/2050	1,833	2,105
4.464%, 07/23/2022	308	319
4.400%, 12/01/2061	472	507
4.200%, 03/15/2028	1,263	1,429
3.900%, 06/01/2052	1,252	1,275
3.750%, 02/15/2028	85	94
3.500%, 06/01/2041	652	656
Comcast
7.050%, 03/15/2033	90	131
6.500%, 11/15/2035	480	698
4.700%, 10/15/2048	90	116
4.400%, 08/15/2035	1,770	2,133
4.250%, 10/15/2030	560	659
4.200%, 08/15/2034	220	261
4.150%, 10/15/2028	2,220	2,570
4.000%, 03/01/2048	70	82
3.999%, 11/01/2049	199	234
3.969%, 11/01/2047	78	91
3.950%, 10/15/2025	90	101
3.750%, 04/01/2040	702	791
3.700%, 04/15/2024	580	629
3.450%, 02/01/2050	210	227
3.400%, 04/01/2030	1,915	2,114
3.400%, 07/15/2046	60	64
3.300%, 04/01/2027	190	209
3.250%, 11/01/2039	60	64
3.150%, 03/01/2026	390	424
3.100%, 04/01/2025	30	32
2.800%, 01/15/2051	170	164
1.500%, 02/15/2031	2,884	2,733
Comcast Cable Communications Holdings
9.455%, 11/15/2022	180	202
Comcast Cable Holdings
10.125%, 04/15/2022	45	48
Corning
5.450%, 11/15/2079	775	1,085
Discovery Communications
4.650%, 05/15/2050	100	117
4.000%, 09/15/2055	399	422

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
DISH DBS
7.750%, 07/01/2026	$120	$136
5.875%, 11/15/2024	410	440
5.125%, 06/01/2029 (C)	280	276
Fox
5.476%, 01/25/2039	520	672
3.500%, 04/08/2030 (B)	535	589
Level 3 Financing
3.875%, 11/15/2029 (C)	1,760	1,885
NBCUniversal Media
5.950%, 04/01/2041	305	439
Netflix
5.875%, 11/15/2028	618	759
3.625%, 06/15/2025 (C)	575	617
NTT Finance
1.162%, 04/03/2026 (C)	3,812	3,803
SES GLOBAL Americas Holdings GP
5.300%, 03/25/2044 (C)	1,200	1,400
Sky
3.750%, 09/16/2024 (C)	1,090	1,191
Sprint
7.875%, 09/15/2023	110	125
Sprint Capital
8.750%, 03/15/2032	490	745
Sprint Spectrum
5.152%, 03/20/2028 (C)	2,567	2,951
4.738%, 03/20/2025 (C)	6,285	6,743
3.360%, 09/20/2021 (C)	1,059	1,065
Telefonica Emisiones
5.520%, 03/01/2049	248	323
5.213%, 03/08/2047	150	187
T-Mobile USA
4.375%, 04/15/2040	1,730	2,028
3.875%, 04/15/2030	4,045	4,522
3.750%, 04/15/2027	2,195	2,425
3.500%, 04/15/2025	1,910	2,070
3.500%, 04/15/2031 (C)	2,141	2,215
3.375%, 04/15/2029 (C)	2,156	2,225
2.875%, 02/15/2031	807	801
2.625%, 02/15/2029	330	326
2.550%, 02/15/2031	1,919	1,940
2.250%, 02/15/2026 (C)	4,652	4,687
2.050%, 02/15/2028	100	102
Verizon Communications
5.500%, 03/16/2047	60	84
5.250%, 03/16/2037	805	1,056
4.862%, 08/21/2046	470	608
4.522%, 09/15/2048	435	538
4.500%, 08/10/2033	620	741
4.400%, 11/01/2034	2,277	2,712
4.329%, 09/21/2028	1,330	1,547
4.272%, 01/15/2036	78	93

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.125%, 08/15/2046	$320	$378
4.016%, 12/03/2029	714	819
4.000%, 03/22/2050	170	195
3.875%, 02/08/2029	210	240
3.850%, 11/01/2042	610	692
3.700%, 03/22/2061	984	1,054
3.550%, 03/22/2051	1,716	1,833
3.500%, 11/01/2024	120	130
3.400%, 03/22/2041	651	689
3.376%, 02/15/2025	508	552
3.150%, 03/22/2030	360	389
3.000%, 03/22/2027	140	151
2.875%, 11/20/2050	1,681	1,597
2.650%, 11/20/2040	2,807	2,701
2.625%, 08/15/2026	1,000	1,063
2.550%, 03/21/2031	4,959	5,069
2.100%, 03/22/2028	1,035	1,057
1.750%, 01/20/2031	410	393
1.450%, 03/20/2026	260	262
0.850%, 11/20/2025	130	129
ViacomCBS
6.875%, 04/30/2036	620	890
5.900%, 10/15/2040	455	611
5.850%, 09/01/2043	119	163
4.950%, 01/15/2031	180	217
4.950%, 05/19/2050	152	192
4.750%, 05/15/2025	1,035	1,171
4.600%, 01/15/2045	63	75
4.200%, 05/19/2032	1,005	1,160
3.875%, 04/01/2024	130	140
3.700%, 08/15/2024	810	875
Vodafone Group
5.250%, 05/30/2048	1,810	2,385
4.875%, 06/19/2049	1,544	1,947
4.375%, 05/30/2028	670	779
Walt Disney
6.650%, 11/15/2037	235	354
6.200%, 12/15/2034	65	92
4.700%, 03/23/2050	355	473
4.625%, 03/23/2040	765	974
3.600%, 01/13/2051	1,095	1,241

		147,652

Consumer Discretionary —1.9%
Amazon.com
4.950%, 12/05/2044	500	677
4.250%, 08/22/2057	110	141
4.050%, 08/22/2047	380	464
3.875%, 08/22/2037	910	1,085
3.250%, 05/12/2061	334	352
3.150%, 08/22/2027	680	751
3.100%, 05/12/2051	624	655

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.875%, 05/12/2041	$1,355	$1,398
2.800%, 08/22/2024	245	261
2.700%, 06/03/2060	151	145
2.500%, 06/03/2050	550	520
2.100%, 05/12/2031	2,808	2,855
1.650%, 05/12/2028	1,209	1,219
1.500%, 06/03/2030	350	342
1.200%, 06/03/2027	672	670
1.000%, 05/12/2026	2,207	2,207
0.800%, 06/03/2025	560	561
American Honda Finance MTN
1.000%, 09/10/2025	1,875	1,873
BMW US Capital
3.800%, 04/06/2023 (C)	700	741
1.850%, 09/15/2021 (C)	100	100
Burlington Northern Santa Fe
3.050%, 02/15/2051	323	336
Cox Communications
4.800%, 02/01/2035 (C)	890	1,079
2.600%, 06/15/2031 (C)	915	929
CSC Holdings
4.500%, 11/15/2031 (C)	570	573
Daimler Finance North America
2.700%, 06/14/2024 (C)	595	626
0.750%, 03/01/2024 (C)	980	982
Dollar General
3.250%, 04/15/2023	50	52
Ford Motor
5.291%, 12/08/2046	99	111
4.750%, 01/15/2043	264	280
Ford Motor Credit
5.875%, 08/02/2021	250	251
5.125%, 06/16/2025	200	220
4.271%, 01/09/2027	1,040	1,114
4.250%, 09/20/2022	1,000	1,033
4.125%, 08/17/2027	200	212
4.000%, 11/13/2030	950	995
3.815%, 11/02/2027	261	272
3.813%, 10/12/2021	190	191
3.810%, 01/09/2024	300	314
3.625%, 06/17/2031	2,193	2,235
3.339%, 03/28/2022	1,730	1,755
2.900%, 02/16/2028	200	199
1.416%, VAR ICE LIBOR USD 3 Month+1.270%, 03/28/2022	1,100	1,097
1.068%, VAR ICE LIBOR USD 3 Month+0.880%, 10/12/2021	1,040	1,039
General Motors
6.250%, 10/02/2043	260	359
6.125%, 10/01/2025	320	379
5.950%, 04/01/2049	80	109
5.400%, 10/02/2023	190	209

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.400%, 04/01/2048	$277	$353
5.150%, 04/01/2038	240	293
4.875%, 10/02/2023	1,995	2,173
General Motors Financial
4.375%, 09/25/2021	735	742
4.350%, 01/17/2027	110	124
4.250%, 05/15/2023	110	117
4.200%, 11/06/2021	1,435	1,454
4.150%, 06/19/2023	83	88
3.450%, 04/10/2022	415	423
3.150%, 06/30/2022	870	891
Hanesbrands
5.375%, 05/15/2025 (C)	310	328
4.875%, 05/15/2026 (C)	210	227
4.625%, 05/15/2024 (C)	30	32
Hilton Domestic Operating
5.750%, 05/01/2028 (C)	150	162
5.375%, 05/01/2025 (C)	460	484
Home Depot
4.250%, 04/01/2046	48	60
3.900%, 12/06/2028	40	47
3.900%, 06/15/2047	60	71
3.750%, 02/15/2024	66	71
3.350%, 04/15/2050	1,034	1,143
3.300%, 04/15/2040	484	530
3.125%, 12/15/2049	1,256	1,331
2.700%, 04/15/2030	1,810	1,935
2.500%, 04/15/2027	280	298
2.375%, 03/15/2051	412	381
Hyundai Capital America
1.800%, 10/15/2025 (C)	805	817
1.250%, 09/18/2023 (C)	503	508
Hyundai Capital America MTN
2.000%, 06/15/2028 (C)	803	796
1.300%, 01/08/2026 (C)	1,005	993
0.800%, 01/08/2024 (C)	1,022	1,018
Las Vegas Sands
3.200%, 08/08/2024	890	934
2.900%, 06/25/2025	210	219
Lennar
4.750%, 11/29/2027	410	474
4.500%, 04/30/2024	140	153
Levi Strauss
5.000%, 05/01/2025	54	55
Lowe’s
5.000%, 04/15/2040	965	1,243
4.500%, 04/15/2030	200	237
3.500%, 04/01/2051	179	192
2.625%, 04/01/2031	811	838
Marriott International
5.750%, 05/01/2025	598	690
4.625%, 06/15/2030	127	146

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.850%, 04/15/2031	$1,453	$1,475
McDonald’s MTN
4.875%, 12/09/2045	260	335
4.450%, 03/01/2047	240	294
4.450%, 09/01/2048	72	90
4.200%, 04/01/2050	530	639
3.800%, 04/01/2028	665	752
3.700%, 01/30/2026	220	244
3.625%, 09/01/2049	180	199
3.600%, 07/01/2030	290	326
3.500%, 03/01/2027	510	563
3.500%, 07/01/2027	200	222
3.300%, 07/01/2025	320	348
1.450%, 09/01/2025	80	82
MDC Holdings
6.000%, 01/15/2043	30	39
Newell Brands
4.700%, 04/01/2026	110	123
4.350%, 04/01/2023	278	291
NIKE
3.375%, 03/27/2050	950	1,070
3.250%, 03/27/2040	210	231
2.850%, 03/27/2030	430	467
2.750%, 03/27/2027	410	442
2.400%, 03/27/2025	260	275
Nissan Motor
4.345%, 09/17/2027 (C)	1,100	1,209
3.522%, 09/17/2025 (C)	1,190	1,271
3.043%, 09/15/2023 (C)	580	605
Nissan Motor Acceptance
2.750%, 03/09/2028 (C)	346	349
Prime Security Services Borrower
5.750%, 04/15/2026 (C)	320	353
QVC
4.850%, 04/01/2024	370	401
Sands China
5.400%, 08/08/2028	320	371
5.125%, 08/08/2025	380	425
4.600%, 08/08/2023	610	648
3.800%, 01/08/2026	420	449
Starbucks
3.500%, 11/15/2050	1,863	2,007
3.350%, 03/12/2050	624	653
1.300%, 05/07/2022	410	414
Target
2.250%, 04/15/2025	450	473
Time Warner Cable
7.300%, 07/01/2038	530	774
6.750%, 06/15/2039	10	14
6.550%, 05/01/2037	138	188
5.875%, 11/15/2040	1,405	1,817
5.500%, 09/01/2041	1,599	1,982

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Time Warner Entertainment
8.375%, 07/15/2033	$270	$409
Toll Brothers Finance
4.375%, 04/15/2023	120	125
Toyota Motor
0.681%, 03/25/2024	220	220
VOC Escrow
5.000%, 02/15/2028 (C)	380	384
Volkswagen Group of America Finance
2.900%, 05/13/2022 (C)	1,455	1,486
1.250%, 11/24/2025 (C)	1,345	1,337
0.875%, 11/22/2023 (C)	1,055	1,058
Wynn Macau
5.625%, 08/26/2028 (C)	500	521
5.125%, 12/15/2029 (C)	200	206
Yale University
1.482%, 04/15/2030	495	488
0.873%, 04/15/2025	578	581

		86,764

Consumer Staples — 1.9%
Alimentation Couche-Tard
3.800%, 01/25/2050 (C)	25	27
3.550%, 07/26/2027 (C)	650	714
Altria Group
6.200%, 02/14/2059	76	98
5.950%, 02/14/2049	490	627
5.800%, 02/14/2039	1,190	1,470
4.800%, 02/14/2029	188	218
4.400%, 02/14/2026	514	582
4.000%, 02/04/2061	87	83
3.875%, 09/16/2046	909	903
3.700%, 02/04/2051	343	325
3.400%, 02/04/2041	1,645	1,568
2.450%, 02/04/2032	2,817	2,724
2.350%, 05/06/2025	270	282
Anheuser-Busch
4.900%, 02/01/2046	5,510	6,974
4.700%, 02/01/2036	915	1,123
3.650%, 02/01/2026	1,135	1,253
Anheuser-Busch InBev Worldwide
5.550%, 01/23/2049	525	722
5.450%, 01/23/2039	1,035	1,365
4.750%, 01/23/2029	120	143
4.600%, 04/15/2048	2,307	2,817
4.500%, 06/01/2050	670	815
4.375%, 04/15/2038	961	1,149
4.350%, 06/01/2040	560	667
4.000%, 04/13/2028	160	182
3.750%, 07/15/2042	525	569
3.500%, 06/01/2030	200	222

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
BAT Capital
5.282%, 04/02/2050	$1,260	$1,462
4.906%, 04/02/2030	177	203
4.540%, 08/15/2047	3,053	3,247
4.390%, 08/15/2037	61	66
3.984%, 09/25/2050	460	448
3.734%, 09/25/2040	10	10
3.557%, 08/15/2027	2,344	2,510
3.222%, 08/15/2024	167	177
3.215%, 09/06/2026	1,300	1,379
2.726%, 03/25/2031	1,063	1,050
2.259%, 03/25/2028	489	485
Bunge Finance
3.750%, 09/25/2027	1,636	1,802
2.750%, 05/14/2031	2,009	2,031
1.630%, 08/17/2025	562	569
Cargill
1.375%, 07/23/2023 (C)	440	448
Coca-Cola
3.375%, 03/25/2027	380	423
2.600%, 06/01/2050	190	183
2.500%, 06/01/2040	20	20
2.500%, 03/15/2051	385	362
1.450%, 06/01/2027	490	495
Constellation Brands
4.400%, 11/15/2025	415	468
Consumers Energy
2.500%, 05/01/2060	275	248
Costco Wholesale
3.000%, 05/18/2027	284	312
2.750%, 05/18/2024	183	194
1.600%, 04/20/2030	1,105	1,091
1.375%, 06/20/2027	780	785
Danone
2.947%, 11/02/2026 (C)	470	504
2.589%, 11/02/2023 (C)	1,370	1,428
2.077%, 11/02/2021 (C)	230	231
Diageo Investment
2.875%, 05/11/2022	370	378
Estee Lauder
1.950%, 03/15/2031	972	972
Hershey
0.900%, 06/01/2025	130	130
Imperial Brands Finance
3.500%, 07/26/2026 (C)	635	680
3.125%, 07/26/2024 (C)	2,250	2,368
Keurig Dr Pepper
4.417%, 05/25/2025	280	314
Kraft Heinz Foods
7.125%, 08/01/2039 (C)	10	15
6.875%, 01/26/2039	40	57
6.750%, 03/15/2032	10	14

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.500%, 06/01/2050	$220	$285
5.200%, 07/15/2045	360	447
5.000%, 06/04/2042	1,250	1,526
4.875%, 10/01/2049	2,370	2,877
4.625%, 10/01/2039	10	12
4.375%, 06/01/2046	160	181
4.250%, 03/01/2031	110	125
3.000%, 06/01/2026	380	405
Kroger
4.450%, 02/01/2047	130	155
Lamb Weston Holdings
4.875%, 05/15/2028 (C)	90	100
4.625%, 11/01/2024 (C)	70	72
Land O’ Lakes
6.000%, 11/15/2022 (C)	1,020	1,076
Mars
3.200%, 04/01/2030 (C)	210	230
2.700%, 04/01/2025 (C)	370	393
2.375%, 07/16/2040 (C)	300	289
Molson Coors Beverage
4.200%, 07/15/2046	899	1,001
Molson Coors Brewing
3.500%, 05/01/2022	100	103
Mondelez International
1.500%, 05/04/2025	660	672
Mondelez International Holdings Netherlands BV
2.125%, 09/19/2022 (C)	290	296
2.000%, 10/28/2021 (C)	2,420	2,430
Nestle Holdings
3.500%, 09/24/2025 (C)	450	496
PepsiCo
4.250%, 10/22/2044	100	124
4.000%, 03/05/2042	160	194
3.875%, 03/19/2060	120	148
3.625%, 03/19/2050	80	94
3.100%, 07/17/2022	59	60
3.000%, 08/25/2021	31	31
2.875%, 10/15/2049	60	62
2.625%, 03/19/2027	50	54
2.250%, 03/19/2025	50	53
1.625%, 05/01/2030	440	432
0.750%, 05/01/2023	530	534
Philip Morris International
4.500%, 03/20/2042	130	154
2.900%, 11/15/2021	370	374
2.875%, 05/01/2024	1,170	1,243
2.500%, 08/22/2022	590	605
2.500%, 11/02/2022	680	698
2.100%, 05/01/2030	290	289
1.125%, 05/01/2023	280	284

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Procter & Gamble
3.000%, 03/25/2030	$1,425	$1,572
2.800%, 03/25/2027	80	87
Reckitt Benckiser Treasury Services
2.750%, 06/26/2024 (C)	1,860	1,964
Reynolds American
8.125%, 05/01/2040	570	830
7.250%, 06/15/2037	390	524
5.850%, 08/15/2045	3,140	3,845
Walgreens Boots Alliance
3.300%, 11/18/2021	912	918
Walmart
3.950%, 06/28/2038	783	943
3.700%, 06/26/2028	1,381	1,572
3.550%, 06/26/2025	140	154
3.400%, 06/26/2023	393	416
3.300%, 04/22/2024	60	64
3.050%, 07/08/2026	303	332

		87,006

Corporate Obligation — 0.1%
Banco Santander
0.701%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+0.450%, 06/30/2024	1,600	1,603
BNP Paribas
2.871%, VAR United States Secured Overnight Financing Rate+1.387%, 04/19/2032 (C)	987	1,014
Macquarie Group
1.340%, VAR United States Secured Overnight Financing Rate+1.069%, 01/12/2027 (C)	2,045	2,028
Macquarie Group MTN
1.629%, VAR United States Secured Overnight Financing Rate+0.910%, 09/23/2027 (C)	1,445	1,434
Societe Generale
2.889%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.300%, 06/09/2032 (C)	755	764

		6,843

Energy — 3.3%
Aker BP
4.000%, 01/15/2031 (C)	456	501
Apache
5.250%, 02/01/2042	50	53
5.100%, 09/01/2040	205	215
4.750%, 04/15/2043	390	405
4.375%, 10/15/2028	200	213
4.250%, 01/15/2044	890	870

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.250%, 04/15/2022	$86	$87
BG Energy Capital
4.000%, 10/15/2021 (C)	1,485	1,500
BP Capital Markets
3.535%, 11/04/2024	100	109
3.506%, 03/17/2025	520	569
BP Capital Markets America
3.790%, 02/06/2024	100	108
3.633%, 04/06/2030	320	359
3.410%, 02/11/2026	1,110	1,214
3.379%, 02/08/2061	756	760
3.245%, 05/06/2022	250	256
3.216%, 11/28/2023	420	445
3.194%, 04/06/2025	835	900
3.119%, 05/04/2026	230	249
3.000%, 02/24/2050	940	908
Cameron LNG
3.302%, 01/15/2035 (C)	660	709
2.902%, 07/15/2031 (C)	140	149
Canadian Natural Resources
6.450%, 06/30/2033	50	66
Cheniere Corpus Christi Holdings
3.700%, 11/15/2029	938	1,025
Cheniere Energy
4.625%, 10/15/2028 (C)	260	274
Chevron
3.191%, 06/24/2023	22	23
2.895%, 03/03/2024	560	593
2.355%, 12/05/2022	15	15
1.995%, 05/11/2027	635	655
1.554%, 05/11/2025	520	533
Chevron USA
5.250%, 11/15/2043	260	353
5.050%, 11/15/2044	29	39
4.950%, 08/15/2047	160	216
3.850%, 01/15/2028	200	228
3.250%, 10/15/2029	50	55
1.018%, 08/12/2027	425	414
Cimarex Energy
4.375%, 06/01/2024	210	229
4.375%, 03/15/2029	780	886
3.900%, 05/15/2027	970	1,069
Conoco Funding
7.250%, 10/15/2031	180	263
ConocoPhillips
5.900%, 10/15/2032	10	13
5.900%, 05/15/2038	420	584
4.300%, 08/15/2028 (C)	850	987
4.150%, 11/15/2034	280	325
3.750%, 10/01/2027 (C)	620	697
Continental Resources
4.500%, 04/15/2023	180	187

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.375%, 01/15/2028	$520	$575
3.800%, 06/01/2024	200	212
DCP Midstream Operating
6.450%, 11/03/2036 (C)	110	129
Devon Energy
8.250%, 08/01/2023 (C)	50	57
7.875%, 09/30/2031	660	925
5.875%, 06/15/2028 (C)	40	45
5.850%, 12/15/2025	311	365
5.600%, 07/15/2041	750	927
5.250%, 10/15/2027 (C)	46	50
5.000%, 06/15/2045	1,830	2,150
4.750%, 05/15/2042	531	599
4.500%, 01/15/2030 (C)	304	334
Diamondback Energy
3.500%, 12/01/2029	270	289
3.250%, 12/01/2026	30	32
Ecopetrol
5.875%, 05/28/2045	1,276	1,367
4.125%, 01/16/2025	203	214
Enable Midstream Partners
4.950%, 05/15/2028	1,086	1,243
4.400%, 03/15/2027	639	704
4.150%, 09/15/2029	379	415
3.900%, 05/15/2024	89	95
Energy Transfer
8.250%, 11/15/2029	1,490	2,053
6.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.134%(D)	360	362
6.500%, 02/01/2042	45	58
6.250%, 04/15/2049	130	171
6.125%, 12/15/2045	289	368
6.100%, 02/15/2042	169	210
6.050%, 06/01/2041	151	191
6.000%, 06/15/2048	132	167
5.500%, 06/01/2027	118	138
5.400%, 10/01/2047	1,888	2,237
5.350%, 05/15/2045	712	824
5.300%, 04/01/2044	640	738
5.300%, 04/15/2047	100	117
5.250%, 04/15/2029	1,165	1,376
5.150%, 03/15/2045	579	670
5.000%, 05/15/2050	1,285	1,485
4.950%, 06/15/2028	180	208
4.500%, 11/01/2023	690	741
4.000%, 10/01/2027	1,280	1,408
3.750%, 05/15/2030 (B)	1,250	1,358
Eni
4.000%, 09/12/2023 (C)	1,940	2,072
Enterprise Products Operating
7.550%, 04/15/2038	40	61

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.700%, 02/15/2042	$40	$54
4.850%, 03/15/2044	430	525
4.800%, 02/01/2049	60	74
4.200%, 01/31/2050	1,530	1,765
4.150%, 10/16/2028	1,605	1,845
3.950%, 01/31/2060	220	245
3.700%, 01/31/2051	270	290
3.125%, 07/31/2029	170	183
2.800%, 01/31/2030	540	570
EOG Resources
4.950%, 04/15/2050	450	599
4.375%, 04/15/2030	120	142
4.150%, 01/15/2026	340	383
3.900%, 04/01/2035	390	450
EQT
7.625%, 02/01/2025	30	35
3.900%, 10/01/2027	150	161
3.000%, 10/01/2022 (B)	430	439
Equinor
3.250%, 11/18/2049	238	253
3.000%, 04/06/2027	1,100	1,195
2.875%, 04/06/2025	2,225	2,378
Exxon Mobil
4.327%, 03/19/2050	2,250	2,793
4.227%, 03/19/2040	800	955
4.114%, 03/01/2046	533	629
3.482%, 03/19/2030	460	517
3.452%, 04/15/2051	200	218
3.043%, 03/01/2026	660	717
2.992%, 03/19/2025	3,680	3,947
2.397%, 03/06/2022	100	101
1.571%, 04/15/2023	50	51
Galaxy Pipeline Assets Bidco
2.940%, 09/30/2040 (C)	489	485
2.625%, 03/31/2036 (C)	458	449
2.160%, 03/31/2034 (C)	720	707
1.750%, 09/30/2027 (C)	1,867	1,886
Halliburton
5.000%, 11/15/2045	80	97
4.850%, 11/15/2035	60	71
3.800%, 11/15/2025	45	50
3.500%, 08/01/2023	3	3
Hess
6.000%, 01/15/2040	880	1,129
5.600%, 02/15/2041	1,450	1,810
HollyFrontier
5.875%, 04/01/2026	620	717
KazMunayGas National JSC
5.750%, 04/19/2047 (C)	340	424
Kinder Morgan
5.550%, 06/01/2045	300	388
5.200%, 03/01/2048	690	868

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.050%, 02/15/2046	$170	$206
4.300%, 06/01/2025	510	568
4.300%, 03/01/2028	200	228
3.150%, 01/15/2023	193	201
Kinder Morgan Energy Partners
5.500%, 03/01/2044	415	520
5.400%, 09/01/2044	20	25
Lundin Energy Finance BV
3.100%, 07/15/2031 (C)	1,254	1,267
2.000%, 07/15/2026 (C)	1,665	1,668
Marathon Oil
5.200%, 06/01/2045	751	901
MEG Energy
5.875%, 02/01/2029 (C)	80	83
MPLX
5.500%, 02/15/2049	390	505
4.875%, 12/01/2024	320	358
4.800%, 02/15/2029	330	387
4.700%, 04/15/2048	430	500
4.500%, 04/15/2038	520	597
Northwest Pipeline
4.000%, 04/01/2027	219	245
Occidental Petroleum
7.875%, 09/15/2031	610	784
7.500%, 05/01/2031	870	1,096
6.950%, 07/01/2024	288	324
6.600%, 03/15/2046	360	428
6.450%, 09/15/2036	280	335
5.550%, 03/15/2026	110	122
4.625%, 06/15/2045	280	273
4.500%, 07/15/2044	525	505
4.400%, 04/15/2046	120	115
4.200%, 03/15/2048	170	159
4.100%, 02/15/2047	600	559
3.500%, 06/15/2025	45	46
3.400%, 04/15/2026	270	276
3.000%, 02/15/2027	300	298
2.900%, 08/15/2024	810	828
2.700%, 02/15/2023	63	64
Oleoducto Central
4.000%, 07/14/2027 (C)	247	255
ONEOK
5.850%, 01/15/2026	83	98
4.950%, 07/13/2047	65	76
4.450%, 09/01/2049	537	594
4.000%, 07/13/2027	137	151
3.400%, 09/01/2029	217	231
3.100%, 03/15/2030	230	240
Parsley Energy
4.125%, 02/15/2028 (C)	60	63
Pertamina Persero
6.000%, 05/03/2042 (C)	300	368

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Petrobras Global Finance BV
7.375%, 01/17/2027	$310	$382
6.900%, 03/19/2049	1,870	2,230
6.850%, 06/05/2115	820	937
6.250%, 03/17/2024	1,394	1,574
5.750%, 02/01/2029	300	342
5.299%, 01/27/2025	1,278	1,439
Petroleos del Peru
5.625%, 06/19/2047 (C)	454	484
Petroleos Mexicanos
7.690%, 01/23/2050	70	67
6.950%, 01/28/2060	780	690
6.625%, 06/15/2035	1,797	1,736
6.500%, 03/13/2027	135	143
6.375%, 01/23/2045	1,105	950
5.950%, 01/28/2031	620	602
5.625%, 01/23/2046	480	391
4.875%, 01/18/2024	32	34
2.460%, 12/15/2025	923	963
2.378%, 04/15/2025	406	421
Petroleos Mexicanos MTN
6.875%, 08/04/2026	120	131
6.750%, 09/21/2047	2,970	2,629
Phillips 66
1.300%, 02/15/2026	405	405
Pioneer Natural Resources
2.150%, 01/15/2031	450	441
1.900%, 08/15/2030	867	835
1.125%, 01/15/2026	110	109
Plains All American Pipeline
4.900%, 02/15/2045	141	153
4.500%, 12/15/2026	1,485	1,666
2.850%, 01/31/2023	250	256
Qatar Petroleum
3.300%, 07/12/2051 (C)	670	670
3.125%, 07/12/2041 (C)	670	667
2.250%, 07/12/2031 (C)	1,040	1,029
Range Resources
5.875%, 07/01/2022	4	4
5.000%, 03/15/2023	322	333
4.875%, 05/15/2025	120	124
Rockies Express Pipeline
6.875%, 04/15/2040 (C)	830	878
4.950%, 07/15/2029 (C)	2,235	2,305
Ruby Pipeline
8.000%, 04/01/2022 (B)(C)	1,100	1,002
Sabine Pass Liquefaction
5.750%, 05/15/2024	1,370	1,537
5.625%, 03/01/2025	1,200	1,371
5.000%, 03/15/2027	1,265	1,461
Saudi Arabian Oil
1.625%, 11/24/2025 (C)	540	545

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.250%, 11/24/2023 (C)	$450	$455
Schlumberger Finance Canada
2.650%, 11/20/2022 (C)	329	338
1.400%, 09/17/2025	380	384
Schlumberger Holdings
3.900%, 05/17/2028 (C)	475	530
Schlumberger Investment
3.650%, 12/01/2023	61	65
Shell International Finance BV
4.550%, 08/12/2043	280	348
4.375%, 05/11/2045	470	576
4.125%, 05/11/2035	1,566	1,863
3.250%, 04/06/2050	840	893
2.875%, 05/10/2026	900	972
2.750%, 04/06/2030	440	469
Sinopec Group Overseas Development
4.375%, 04/10/2024 (C)	1,240	1,354
Southern Natural Gas
8.000%, 03/01/2032	170	243
Spectra Energy Partners
5.950%, 09/25/2043	30	41
Targa Resources Partners
5.500%, 03/01/2030	130	143
4.875%, 02/01/2031 (C)	320	346
4.000%, 01/15/2032 (C)	40	41
Tennessee Gas Pipeline
8.375%, 06/15/2032	1,140	1,677
2.900%, 03/01/2030 (C)	1,510	1,567
TransCanada PipeLines
4.625%, 03/01/2034	860	1,020
Transcontinental Gas Pipe Line
7.850%, 02/01/2026	60	76
Valero Energy
1.200%, 03/15/2024	1,115	1,125
Western Midstream Operating
6.500%, 02/01/2050	210	243
5.500%, 08/15/2048	54	59
5.300%, 02/01/2030	1,190	1,333
5.300%, 03/01/2048	162	173
4.650%, 07/01/2026	40	43
4.500%, 03/01/2028	60	64
4.350%, 02/01/2025	390	412
4.000%, 07/01/2022	35	36
2.288%, VAR ICE LIBOR USD 3 Month+2.100%, 01/13/2023	130	129
Williams
7.875%, 09/01/2021	260	263
7.750%, 06/15/2031	841	1,168
7.500%, 01/15/2031	100	139
5.750%, 06/24/2044	51	67
5.400%, 03/04/2044	84	106
3.750%, 06/15/2027	1,044	1,160

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	9

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
WPX Energy
5.250%, 09/15/2024	$1,959	$2,167

		149,217

Financials — 8.6%
ABN AMRO Bank
4.750%, 07/28/2025 (C)	360	404
Ally Financial
1.450%, 10/02/2023	670	680
Ambac Assurance
5.100%(C)(D)	8	12
Ambac LSNI
6.000%, VAR ICE LIBOR USD 3 Month+5.000%, 02/12/2023 (C)	31	31
American Express
3.700%, 08/03/2023	381	406
3.400%, 02/27/2023	414	433
2.500%, 08/01/2022	1,410	1,440
American Express Credit MTN
0.829%, VAR ICE LIBOR USD 3 Month+0.700%, 03/03/2022	1,430	1,436
American International Group
6.250%, 05/01/2036	100	139
6.250%, VAR ICE LIBOR USD 3 Month+2.056%, 03/15/2037	1,220	1,421
4.750%, 04/01/2048	130	165
4.375%, 06/30/2050	430	523
4.200%, 04/01/2028	128	147
4.125%, 02/15/2024	107	117
3.900%, 04/01/2026	530	591
3.875%, 01/15/2035	30	34
3.400%, 06/30/2030	727	797
2.500%, 06/30/2025	260	274
Andrew W Mellon Foundation
0.947%, 08/01/2027	395	384
Antares Holdings
3.950%, 07/15/2026 (C)	666	693
ANZ New Zealand Int’l
1.250%, 06/22/2026 (C)	966	962
Aon
6.250%, 09/30/2040	19	27
Apollo Management Holdings
5.000%, 03/15/2048 (C)	780	989
4.400%, 05/27/2026 (C)	530	601
Assured Guaranty US Holdings
3.150%, 06/15/2031	499	518
Athene Global Funding
3.000%, 07/01/2022 (C)	211	216
2.950%, 11/12/2026 (C)	2,090	2,225
2.500%, 03/24/2028 (C)	1,302	1,334
1.608%, 06/29/2026 (C)	1,365	1,365

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
0.739%, VAR United States Secured Overnight Financing Rate+0.700%, 05/24/2024 (C)	$2,025	$2,041
Athene Holding
4.125%, 01/12/2028	1,256	1,401
3.950%, 05/25/2051	132	141
3.500%, 01/15/2031	245	261
Avolon Holdings Funding
5.125%, 10/01/2023 (C)	120	130
3.950%, 07/01/2024 (C)	715	763
2.875%, 02/15/2025 (C)	975	1,004
AXA Equitable Holdings
3.900%, 04/20/2023	500	529
Banco Santander
3.848%, 04/12/2023	600	635
2.749%, 12/03/2030	1,000	991
2.746%, 05/28/2025	1,400	1,475
1.308%, VAR ICE LIBOR USD 3 Month+1.120%, 04/12/2023	400	405
Bank of America
3.419%, VAR ICE LIBOR USD 3 Month+1.040%, 12/20/2028	1,010	1,100
3.311%, VAR United States Secured Overnight Financing Rate+1.580%, 04/22/2042	1,210	1,280
3.004%, VAR ICE LIBOR USD 3 Month+0.790%, 12/20/2023	2,150	2,228
2.687%, VAR United States Secured Overnight Financing Rate+1.320%, 04/22/2032	3,191	3,283
2.592%, VAR United States Secured Overnight Financing Rate+2.150%, 04/29/2031	1,575	1,624
1.734%, VAR United States Secured Overnight Financing Rate+0.960%, 07/22/2027	5,105	5,144
1.658%, VAR United States Secured Overnight Financing Rate+0.910%, 03/11/2027	5,932	5,979
0.976%, VAR United States Secured Overnight Financing Rate+0.690%, 04/22/2025	1,755	1,761
Bank of America MTN
5.000%, 01/21/2044	830	1,104
4.450%, 03/03/2026	847	962
4.330%, VAR ICE LIBOR USD 3 Month+1.520%, 03/15/2050	805	990
4.271%, VAR ICE LIBOR USD 3 Month+1.310%, 07/23/2029	65	75
4.250%, 10/22/2026	80	90
4.244%, VAR ICE LIBOR USD 3 Month+1.814%, 04/24/2038	179	213
4.200%, 08/26/2024	1,530	1,677

10	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.125%, 01/22/2024	$290	$316
4.100%, 07/24/2023	340	365
4.083%, VAR ICE LIBOR USD 3 Month+3.150%, 03/20/2051	1,630	1,948
4.000%, 04/01/2024	1,309	1,428
4.000%, 01/22/2025	2,033	2,231
3.974%, VAR ICE LIBOR USD 3 Month+1.210%, 02/07/2030	1,900	2,155
3.864%, VAR ICE LIBOR USD 3 Month+0.940%, 07/23/2024	600	640
3.824%, VAR ICE LIBOR USD 3 Month+1.575%, 01/20/2028	524	581
3.593%, VAR ICE LIBOR USD 3 Month+1.370%, 07/21/2028	1,364	1,502
3.559%, VAR ICE LIBOR USD 3 Month+1.060%, 04/23/2027	799	875
3.550%, VAR ICE LIBOR USD 3 Month+0.780%, 03/05/2024	860	904
3.500%, 04/19/2026	946	1,042
3.300%, 01/11/2023	1,200	1,252
3.194%, VAR ICE LIBOR USD 3 Month+1.180%, 07/23/2030	240	258
3.093%, VAR ICE LIBOR USD 3 Month+1.090%, 10/01/2025	1,250	1,332
2.884%, VAR ICE LIBOR USD 3 Month+1.190%, 10/22/2030	265	279
2.496%, VAR ICE LIBOR USD 3 Month+0.990%, 02/13/2031	910	929
2.456%, VAR ICE LIBOR USD 3 Month+0.870%, 10/22/2025	895	936
2.087%, VAR United States Secured Overnight Financing Rate+1.060%, 06/14/2029	4,245	4,279
2.015%, VAR ICE LIBOR USD 3 Month+0.640%, 02/13/2026	166	171
1.922%, VAR United States Secured Overnight Financing Rate+1.370%, 10/24/2031	540	526
1.898%, VAR United States Secured Overnight Financing Rate+1.530%, 07/23/2031	641	623
1.319%, VAR United States Secured Overnight Financing Rate+1.150%, 06/19/2026	1,459	1,462
1.197%, VAR United States Secured Overnight Financing Rate+1.010%, 10/24/2026	3,188	3,157
Bank of Montreal MTN
1.850%, 05/01/2025	880	908
Bank of New York Mellon
3.550%, 09/23/2021	34	34
3.400%, 05/15/2024	530	571

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Bank of New York Mellon MTN
3.442%, VAR ICE LIBOR USD 3 Month+1.069%, 02/07/2028	$840	$925
3.250%, 09/11/2024	100	108
1.600%, 04/24/2025	260	267
Bank of Nova Scotia
4.900%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.551%(D)	510	560
1.300%, 06/11/2025	480	485
Barclays
5.088%, VAR ICE LIBOR USD 3 Month+3.054%, 06/20/2030	1,940	2,261
3.811%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.700%, 03/10/2042	441	465
3.564%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.900%, 09/23/2035	1,779	1,854
1.007%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+0.800%, 12/10/2024	1,269	1,274
Barclays MTN
4.972%, VAR ICE LIBOR USD 3 Month+1.902%, 05/16/2029	520	609
Barclays Bank
1.700%, 05/12/2022	360	364
Barclays Bank PLC
4.375%, 01/12/2026	2,270	2,542
BBVA USA
3.875%, 04/10/2025	430	474
Berkshire Hathaway
3.750%, 08/15/2021 (B)	450	452
Berkshire Hathaway Finance
4.250%, 01/15/2049	870	1,081
Blackstone Secured Lending Fund
3.625%, 01/15/2026 (C)	670	710
BNP Paribas
4.705%, VAR ICE LIBOR USD 3 Month+2.235%, 01/10/2025 (C)	930	1,015
4.625%, 03/13/2027 (C)	200	226
4.400%, 08/14/2028 (C)	1,447	1,668
3.375%, 01/09/2025 (C)	290	311
2.219%, VAR United States Secured Overnight Financing Rate+2.074%, 06/09/2026 (C)	600	618
1.323%, VAR United States Secured Overnight Financing Rate+1.004%, 01/13/2027 (C)	1,155	1,141
BNP Paribas MTN
4.375%, VAR USD Swap Semi 30/360 5 Yr Curr+1.483%, 03/01/2033 (C)	400	442
3.500%, 03/01/2023 (C)	464	487

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	11

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.052%, VAR United States Secured Overnight Financing Rate+1.507%, 01/13/2031 (C)	$200	$211
BPCE
5.150%, 07/21/2024 (C)	410	457
Brighthouse Financial
4.700%, 06/22/2047	495	550
Brighthouse Financial Global Funding MTN
1.000%, 04/12/2024 (C)	1,505	1,508
Canadian Imperial Bank of Commerce
0.950%, 06/23/2023	480	484
0.950%, 10/23/2025	895	889
Chubb INA Holdings
3.350%, 05/03/2026	200	220
3.150%, 03/15/2025	74	80
2.875%, 11/03/2022	39	40
CI Financial
4.100%, 06/15/2051	1,020	1,063
3.200%, 12/17/2030	1,255	1,288
Citadel
4.875%, 01/15/2027 (C)	660	713
Citigroup
8.125%, 07/15/2039	1,064	1,838
6.675%, 09/13/2043	70	107
6.625%, 06/15/2032	100	136
6.300%, VAR ICE LIBOR USD 3 Month+3.423%(D)	300	323
5.950%, VAR ICE LIBOR USD 3 Month+3.905%(D)	700	766
5.950%, VAR ICE LIBOR USD 3 Month+4.068%(D)	360	378
5.500%, 09/13/2025	950	1,107
5.300%, 05/06/2044	225	303
4.750%, 05/18/2046	100	127
4.650%, 07/30/2045	903	1,163
4.650%, 07/23/2048	490	642
4.500%, 01/14/2022	380	389
4.450%, 09/29/2027	1,295	1,480
4.412%, VAR United States Secured Overnight Financing Rate+3.914%, 03/31/2031	2,750	3,211
4.400%, 06/10/2025	1,080	1,206
4.300%, 11/20/2026	240	271
4.125%, 07/25/2028	210	237
4.075%, VAR ICE LIBOR USD 3 Month+1.192%, 04/23/2029	81	92
4.050%, 07/30/2022	70	73
3.980%, VAR ICE LIBOR USD 3 Month+1.338%, 03/20/2030	1,860	2,107
3.878%, VAR ICE LIBOR USD 3 Month+1.168%, 01/24/2039	59	68
3.700%, 01/12/2026	485	536
3.500%, 05/15/2023	630	664

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.400%, 05/01/2026	$260	$284
3.352%, VAR ICE LIBOR USD 3 Month+0.897%, 04/24/2025	990	1,055
3.300%, 04/27/2025	120	130
3.142%, VAR ICE LIBOR USD 3 Month+0.722%, 01/24/2023	935	949
3.106%, VAR United States Secured Overnight Financing Rate+2.842%, 04/08/2026	350	375
2.572%, VAR United States Secured Overnight Financing Rate+2.107%, 06/03/2031	310	319
1.678%, VAR United States Secured Overnight Financing Rate+1.667%, 05/15/2024	500	511
1.462%, VAR United States Secured Overnight Financing Rate+0.770%, 06/09/2027	2,295	2,285
CME Group
3.000%, 03/15/2025	51	55
Cooperatieve Rabobank UA
4.625%, 12/01/2023	1,630	1,782
4.375%, 08/04/2025	2,150	2,401
Cooperatieve Rabobank UA MTN
3.875%, 02/08/2022	30	31
Credit Agricole MTN
4.000%, VAR USD Swap Semi 30/360 5 Yr Curr+1.644%, 01/10/2033 (C)	250	271
1.907%, VAR United States Secured Overnight Financing Rate+1.676%, 06/16/2026 (C)	400	408
Credit Suisse Group
4.282%, 01/09/2028 (C)	825	918
4.207%, VAR ICE LIBOR USD 3 Month+1.240%, 06/12/2024 (C)	300	319
4.194%, VAR United States Secured Overnight Financing Rate+3.730%, 04/01/2031 (C)	730	820
3.750%, 03/26/2025	250	271
3.091%, VAR United States Secured Overnight Financing Rate+1.730%, 05/14/2032 (C)	3,438	3,542
2.593%, VAR United States Secured Overnight Financing Rate+1.560%, 09/11/2025 (C)	760	791
2.193%, VAR United States Secured Overnight Financing Rate+2.044%, 06/05/2026 (C)	3,313	3,392
1.305%, VAR United States Secured Overnight Financing Rate+0.980%, 02/02/2027 (C)	2,000	1,959
Credit Suisse Group Funding Guernsey
4.550%, 04/17/2026	120	136

12	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Credit Suisse NY
2.950%, 04/09/2025	$520	$557
Danske Bank
5.375%, 01/12/2024 (C)	650	721
5.000%, 01/12/2022 (C)	990	1,013
3.875%, 09/12/2023 (C)	200	213
3.244%, VAR ICE LIBOR USD 3 Month+1.591%, 12/20/2025 (C)	220	234
3.001%, VAR ICE LIBOR USD 3 Month+1.249%, 09/20/2022 (C)	420	422
1.226%, 06/22/2024 (C)	200	202
Danske Bank MTN
4.375%, 06/12/2028 (C)	200	225
Deutsche Bank NY
3.729%, VAR United States Secured Overnight Financing Rate+2.757%, 01/14/2032	400	407
3.035%, VAR United States Secured Overnight Financing Rate+1.718%, 05/28/2032	506	515
2.129%, VAR United States Secured Overnight Financing Rate+1.870%, 11/24/2026	1,696	1,721
0.898%, 05/28/2024	826	822
DNB Bank
1.535%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+0.720%, 05/25/2027 (C)	847	848
F&G Global Funding
1.750%, 06/30/2026 (C)	1,614	1,621
Farmers Exchange Capital
7.200%, 07/15/2048 (C)	1,021	1,433
7.050%, 07/15/2028 (C)	1,000	1,236
Farmers Exchange Capital II
6.151%, VAR ICE LIBOR USD 3 Month+3.744%, 11/01/2053 (C)	1,650	2,132
Federal Realty Investment Trust
3.950%, 01/15/2024	447	479
Fifth Third Bank
3.950%, 07/28/2025	339	380
2.875%, 10/01/2021	730	733
FS KKR Capital
3.400%, 01/15/2026	1,287	1,331
2.625%, 01/15/2027	482	477
Goldman Sachs Capital II
4.000%, VAR ICE LIBOR USD 3 Month+0.768%(D)	10	10
Goldman Sachs Group
6.750%, 10/01/2037	30	44
6.250%, 02/01/2041	1,050	1,562
5.750%, 01/24/2022	110	113
5.250%, 07/27/2021	740	743
5.150%, 05/22/2045	820	1,096

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.750%, 10/21/2045	$670	$876
4.250%, 10/21/2025	1,120	1,252
4.223%, VAR ICE LIBOR USD 3 Month+1.301%, 05/01/2029	1,300	1,483
3.814%, VAR ICE LIBOR USD 3 Month+1.158%, 04/23/2029	480	537
3.800%, 03/15/2030	2,745	3,085
3.750%, 02/25/2026	560	620
3.691%, VAR ICE LIBOR USD 3 Month+1.510%, 06/05/2028	380	420
3.500%, 04/01/2025	540	586
3.500%, 11/16/2026	900	979
3.272%, VAR ICE LIBOR USD 3 Month+1.201%, 09/29/2025	2,700	2,888
3.210%, VAR United States Secured Overnight Financing Rate+1.513%, 04/22/2042	60	63
3.200%, 02/23/2023	470	490
1.542%, VAR United States Secured Overnight Financing Rate+0.818%, 09/10/2027	7,442	7,421
1.431%, VAR United States Secured Overnight Financing Rate+0.798%, 03/09/2027	1,150	1,147
1.093%, VAR United States Secured Overnight Financing Rate+0.789%, 12/09/2026	715	704
0.657%, VAR United States Secured Overnight Financing Rate+0.505%, 09/10/2024	2,410	2,406
Goldman Sachs Group MTN
4.800%, 07/08/2044	120	157
4.000%, 03/03/2024	1,090	1,184
3.850%, 07/08/2024	330	357
2.905%, VAR ICE LIBOR USD 3 Month+0.990%, 07/24/2023	880	902
Golub Capital BDC
3.375%, 04/15/2024	591	617
Guardian Life Global Funding
1.100%, 06/23/2025 (C)	670	672
HSBC Bank
7.650%, 05/01/2025	500	604
HSBC Bank USA
7.000%, 01/15/2039	275	428
HSBC Holdings
4.600%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.649%(D)	905	939
4.583%, VAR ICE LIBOR USD 3 Month+1.535%, 06/19/2029	945	1,092
4.375%, 11/23/2026	345	389
4.300%, 03/08/2026	1,710	1,929
4.250%, 03/14/2024	510	553

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	13

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.250%, 08/18/2025	$560	$621
3.973%, VAR ICE LIBOR USD 3 Month+1.610%, 05/22/2030	860	963
2.633%, VAR United States Secured Overnight Financing Rate+1.402%, 11/07/2025	835	876
2.099%, VAR United States Secured Overnight Financing Rate+1.929%, 06/04/2026	200	206
2.013%, VAR United States Secured Overnight Financing Rate+1.732%, 09/22/2028	3,230	3,241
1.645%, VAR United States Secured Overnight Financing Rate+1.538%, 04/18/2026	330	335
1.589%, VAR United States Secured Overnight Financing Rate+1.290%, 05/24/2027	1,035	1,037
0.976%, VAR United States Secured Overnight Financing Rate+0.708%, 05/24/2025	2,410	2,408
ILFC E-Capital Trust II
3.910%, 12/21/2065 (C)(F)	400	341
ING Groep
2.727%, VAR United States Secured Overnight Financing Rate+1.316%, 04/01/2032	450	463
Intesa Sanpaolo
3.375%, 01/12/2023 (C)	440	458
3.125%, 07/14/2022 (B)(C)	600	615
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (C)	2,320	2,524
JPMorgan Chase
8.750%, 09/01/2030	970	1,457
4.950%, 06/01/2045	430	569
4.452%, VAR ICE LIBOR USD 3 Month+1.330%, 12/05/2029	300	351
4.260%, VAR ICE LIBOR USD 3 Month+1.580%, 02/22/2048	84	102
4.250%, 10/01/2027	720	820
4.203%, VAR ICE LIBOR USD 3 Month+1.260%, 07/23/2029	800	919
4.032%, VAR ICE LIBOR USD 3 Month+1.460%, 07/24/2048	645	764
4.023%, VAR ICE LIBOR USD 3 Month+1.000%, 12/05/2024	2,000	2,159
3.900%, 07/15/2025	680	752
3.897%, VAR ICE LIBOR USD 3 Month+1.220%, 01/23/2049	115	134
3.882%, VAR ICE LIBOR USD 3 Month+1.360%, 07/24/2038	325	374
3.875%, 09/10/2024	1,140	1,243
3.625%, 05/13/2024	230	249

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.625%, 12/01/2027	$230	$253
3.328%, VAR United States Secured Overnight Financing Rate+1.580%, 04/22/2052	450	481
3.200%, 01/25/2023	100	104
3.200%, 06/15/2026	400	435
3.109%, VAR United States Secured Overnight Financing Rate+2.440%, 04/22/2051	130	134
2.956%, VAR United States Secured Overnight Financing Rate+2.515%, 05/13/2031	620	651
2.950%, 10/01/2026	377	406
2.739%, VAR United States Secured Overnight Financing Rate+1.510%, 10/15/2030	165	173
2.522%, VAR United States Secured Overnight Financing Rate+2.040%, 04/22/2031	450	463
2.301%, VAR United States Secured Overnight Financing Rate+1.160%, 10/15/2025	1,190	1,239
2.182%, VAR United States Secured Overnight Financing Rate+1.890%, 06/01/2028	992	1,016
2.083%, VAR United States Secured Overnight Financing Rate+1.850%, 04/22/2026	2,861	2,958
2.069%, VAR United States Secured Overnight Financing Rate+1.015%, 06/01/2029	2,899	2,922
2.005%, VAR United States Secured Overnight Financing Rate+1.585%, 03/13/2026	2,045	2,111
1.578%, VAR United States Secured Overnight Financing Rate+0.885%, 04/22/2027	3,400	3,418
1.514%, VAR United States Secured Overnight Financing Rate+1.455%, 06/01/2024	1,340	1,366
1.045%, VAR United States Secured Overnight Financing Rate+0.800%, 11/19/2026	1,806	1,783
1.040%, VAR United States Secured Overnight Financing Rate+0.695%, 02/04/2027	3,239	3,186
0.969%, VAR United States Secured Overnight Financing Rate+0.580%, 06/23/2025	4,070	4,075
0.824%, VAR United States Secured Overnight Financing Rate+0.540%, 06/01/2025	1,484	1,481

14	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
0.730%, VAR ICE LIBOR USD 3 Month+0.550%, 02/01/2027	$1,590	$1,530
KeyBank
0.433%, VAR United States Secured Overnight Financing Rate+0.320%, 06/14/2024	2,060	2,062
KKR Group Finance II
5.500%, 02/01/2043 (C)	80	107
KKR Group Finance III
5.125%, 06/01/2044 (C)	535	696
Lloyds Banking Group
4.375%, 03/22/2028	925	1,062
4.344%, 01/09/2048	200	234
4.050%, 08/16/2023	200	214
3.870%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+3.500%, 07/09/2025	1,190	1,289
3.100%, 07/06/2021	490	490
2.907%, VAR ICE LIBOR USD 3 Month+0.810%, 11/07/2023	410	423
2.858%, VAR ICE LIBOR USD 3 Month+1.249%, 03/17/2023	855	870
1.627%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+0.850%, 05/11/2027	2,000	2,001
Macquarie Bank
3.624%, 06/03/2030 (C)	425	449
Massachusetts Mutual Life Insurance
3.729%, 10/15/2070 (C)	88	93
Mercury General
4.400%, 03/15/2027	935	1,055
MetLife
6.400%, 12/15/2036	420	539
5.700%, 06/15/2035	15	21
MetLife Capital Trust IV
7.875%, 12/15/2037 (C)	800	1,114
Metropolitan Life Global Funding I
3.450%, 12/18/2026 (C)	1,955	2,168
Mitsubishi UFJ Financial Group
2.998%, 02/22/2022	230	234
Morgan Stanley
1.593%, VAR United States Secured Overnight Financing Rate+0.879%, 05/04/2027	2,535	2,553
0.985%, VAR United States Secured Overnight Financing Rate+0.720%, 12/10/2026	1,647	1,621
0.790%, VAR United States Secured Overnight Financing Rate+0.525%, 05/30/2025	5,323	5,304
Morgan Stanley MTN
4.431%, VAR ICE LIBOR USD 3 Month+1.628%, 01/23/2030	340	398

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.971%, VAR ICE LIBOR USD 3 Month+1.455%, 07/22/2038	$119	$140
3.875%, 04/29/2024	465	506
3.772%, VAR ICE LIBOR USD 3 Month+1.140%, 01/24/2029	1,080	1,212
3.622%, VAR United States Secured Overnight Financing Rate+3.120%, 04/01/2031	2,920	3,259
3.125%, 07/27/2026	190	206
2.750%, 05/19/2022	1	1
2.720%, VAR United States Secured Overnight Financing Rate+1.152%, 07/22/2025	980	1,031
2.699%, VAR United States Secured Overnight Financing Rate+1.143%, 01/22/2031	520	544
2.625%, 11/17/2021	1,066	1,076
2.188%, VAR United States Secured Overnight Financing Rate+1.990%, 04/28/2026	1,300	1,350
0.864%, VAR United States Secured Overnight Financing Rate+0.745%, 10/21/2025	1,167	1,167
MUFG Bank
4.100%, 09/09/2023 (C)	200	216
National Securities Clearing
1.500%, 04/23/2025 (C)	3,035	3,095
1.200%, 04/23/2023 (C)	410	416
Nationwide Building Society
4.363%, VAR ICE LIBOR USD 3 Month+1.392%, 08/01/2024 (C)	800	858
3.766%, VAR ICE LIBOR USD 3 Month+1.064%, 03/08/2024 (C)	1,840	1,932
Nationwide Building Society MTN
3.622%, VAR ICE LIBOR USD 3 Month+1.181%, 04/26/2023 (C)	830	851
Nationwide Mutual Insurance
2.409%, VAR ICE LIBOR USD 3 Month+2.290%, 12/15/2024 (C)	3,735	3,738
Natwest Group
4.892%, VAR ICE LIBOR USD 3 Month+1.754%, 05/18/2029	200	234
4.519%, VAR ICE LIBOR USD 3 Month+1.550%, 06/25/2024	830	891
4.269%, VAR ICE LIBOR USD 3 Month+1.762%, 03/22/2025	225	244
1.642%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+0.900%, 06/14/2027	2,280	2,280
New York Life Global Funding
2.875%, 04/10/2024 (C)	1,045	1,109
0.950%, 06/24/2025 (C)	340	340

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	15

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
New York Life Insurance
6.750%, 11/15/2039 (C)	$345	$523
Nomura Holdings
2.648%, 01/16/2025	550	578
Northwestern Mutual Global Funding MTN
0.800%, 01/14/2026 (C)	750	738
Northwestern Mutual Life Insurance
3.625%, 09/30/2059 (C)	1,212	1,329
Oaktree Specialty Lending
2.700%, 01/15/2027	507	507
Ohio National Financial Services
5.550%, 01/24/2030 (C)	625	712
Owl Rock Capital
3.400%, 07/15/2026	1,405	1,464
2.875%, 06/11/2028	337	334
Park Aerospace Holdings
5.500%, 02/15/2024 (C)	500	550
5.250%, 08/15/2022 (C)	270	282
4.500%, 03/15/2023 (C)	2,070	2,176
Pipeline Funding
7.500%, 01/15/2030 (C)	405	518
Principal Life Global Funding II
1.250%, 06/23/2025 (C)	160	161
Private Export Funding
0.550%, 07/30/2024 (C)	845	843
Prospect Capital
3.706%, 01/22/2026	680	699
Protective Life Global Funding
1.618%, 04/15/2026 (C)	2,170	2,198
Prudential Financial MTN
5.625%, 05/12/2041	10	13
Raymond James Financial
4.950%, 07/15/2046	180	233
Royal Bank of Canada MTN
1.600%, 04/17/2023	760	777
1.150%, 06/10/2025	460	463
Santander Holdings USA
4.500%, 07/17/2025	80	89
3.450%, 06/02/2025	640	688
Santander UK Group Holdings
4.796%, VAR ICE LIBOR USD 3 Month+1.570%, 11/15/2024	2,750	3,007
3.373%, VAR ICE LIBOR USD 3 Month+1.080%, 01/05/2024	760	791
1.673%, VAR United States Secured Overnight Financing Rate+0.989%, 06/14/2027	445	444
1.089%, VAR United States Secured Overnight Financing Rate+0.787%, 03/15/2025	2,475	2,483
SBL Holdings
5.000%, 02/18/2031 (C)	1,121	1,207

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Scentre Group Trust 1
4.375%, 05/28/2030 (B)(C)	$635	$740
3.625%, 01/28/2026 (C)	1,144	1,251
Societe Generale
3.625%, 03/01/2041 (C)	645	655
Societe Generale MTN
3.653%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.000%, 07/08/2035 (C)	677	702
2.625%, 01/22/2025 (C)	735	767
State Street
3.300%, 12/16/2024	70	76
3.152%, VAR United States Secured Overnight Financing Rate+2.650%, 03/30/2031	710	776
Sumitomo Mitsui Financial Group
2.058%, 07/14/2021	340	340
Svensk Exportkredit MTN
0.750%, 04/06/2023	1,346	1,356
Swedbank
1.300%, 06/02/2023 (C)	580	589
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (C)	124	188
4.900%, 09/15/2044 (C)	240	311
3.300%, 05/15/2050 (C)	2,455	2,532
The Vanguard Group
3.050%, 08/22/2050	670	628
Toronto-Dominion Bank MTN
1.150%, 06/12/2025	460	463
0.750%, 06/12/2023	910	916
Truist Financial MTN
2.200%, 03/16/2023	1,625	1,673
Trust Fibra Uno
6.390%, 01/15/2050 (C)	544	637
5.250%, 01/30/2026 (C)	490	551
UBS
1.750%, 04/21/2022 (C)	850	859
UBS Group
7.000%, VAR USD Swap Semi 30/360 5 Yr Curr+4.344% (C)(D)	1,640	1,806
4.253%, 03/23/2028 (C)	350	396
4.125%, 09/24/2025 (C)	200	223
3.491%, 05/23/2023 (C)	1,650	1,695
2.859%, VAR ICE LIBOR USD 3 Month+0.954%, 08/15/2023 (C)	200	205
2.650%, 02/01/2022 (C)	385	390
UBS Group MTN
2.095%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.000%, 02/11/2032 (C)	392	384
UniCredit MTN
6.572%, 01/14/2022 (C)	1,350	1,392

16	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
US Bancorp
1.450%, 05/12/2025	$1,020	$1,043
US Bancorp MTN
2.950%, 07/15/2022	25	26
Validus Holdings
8.875%, 01/26/2040	905	1,484
WEA Finance
4.750%, 09/17/2044 (C)	230	248
3.750%, 09/17/2024 (C)	990	1,059
Wells Fargo
7.950%, 11/15/2029	495	682
5.375%, 11/02/2043	400	533
3.000%, 10/23/2026	1,030	1,111
2.188%, VAR United States Secured Overnight Financing Rate+2.000%, 04/30/2026	5,025	5,217
Wells Fargo MTN
5.013%, VAR United States Secured Overnight Financing Rate+4.502%, 04/04/2051	4,010	5,493
4.900%, 11/17/2045	909	1,166
4.750%, 12/07/2046	700	886
4.650%, 11/04/2044	261	322
4.478%, VAR United States Secured Overnight Financing Rate+4.032%, 04/04/2031	2,630	3,109
4.400%, 06/14/2046	1,370	1,651
4.150%, 01/24/2029	1,010	1,163
4.125%, 08/15/2023	900	968
3.750%, 01/24/2024	250	269
3.500%, 03/08/2022	72	74
3.450%, 02/13/2023	660	692
3.196%, VAR ICE LIBOR USD 3 Month+1.170%, 06/17/2027	1,550	1,673
2.879%, VAR United States Secured Overnight Financing Rate+1.432%, 10/30/2030	20	21
2.406%, VAR United States Secured Overnight Financing Rate+1.087%, 10/30/2025	1,005	1,051
2.164%, VAR ICE LIBOR USD 3 Month+0.750%, 02/11/2026	1,310	1,360
Westpac Banking
2.668%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+1.750%, 11/15/2035	1,597	1,571

		395,533

Health Care — 3.3%
Abbott Laboratories
4.900%, 11/30/2046	470	643
4.750%, 11/30/2036	260	335
3.750%, 11/30/2026	463	523

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
AbbVie
5.000%, 12/15/2021	$35	$35
4.625%, 10/01/2042	38	47
4.550%, 03/15/2035	500	607
4.500%, 05/14/2035	715	861
4.450%, 05/14/2046	238	287
4.400%, 11/06/2042	1,081	1,313
4.300%, 05/14/2036	235	279
4.250%, 11/14/2028	335	388
4.250%, 11/21/2049	2,677	3,208
4.050%, 11/21/2039	949	1,102
3.800%, 03/15/2025	460	503
3.750%, 11/14/2023	189	203
3.600%, 05/14/2025	770	840
3.450%, 03/15/2022	370	376
3.200%, 11/06/2022	44	45
3.200%, 11/21/2029	1,215	1,320
2.950%, 11/21/2026	380	408
2.900%, 11/06/2022	10	10
2.600%, 11/21/2024	1,820	1,919
2.300%, 11/21/2022	2,939	3,017
Advocate Health & Hospitals
2.211%, 06/15/2030	1,615	1,639
Aetna
3.875%, 08/15/2047	345	386
2.800%, 06/15/2023	2,650	2,758
Amgen
6.375%, 06/01/2037	910	1,286
5.150%, 11/15/2041	332	436
4.663%, 06/15/2051	269	347
4.400%, 05/01/2045	375	455
3.625%, 05/22/2024	130	140
3.150%, 02/21/2040	370	386
2.770%, 09/01/2053	263	248
Anthem
4.625%, 05/15/2042	41	51
3.650%, 12/01/2027	220	246
3.500%, 08/15/2024	90	97
3.350%, 12/01/2024	1,425	1,537
3.125%, 05/15/2022	468	479
2.950%, 12/01/2022	661	683
AstraZeneca
3.000%, 05/28/2051	331	341
1.375%, 08/06/2030	203	192
Astrazeneca Finance
1.750%, 05/28/2028	496	496
1.200%, 05/28/2026	662	660
Bausch Health
7.250%, 05/30/2029 (C)	170	174
6.250%, 02/15/2029 (C)	500	495
5.500%, 11/01/2025 (C)	20	20

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	17

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Baxalta
3.600%, 06/23/2022	$546	$560
Baxter International
3.950%, 04/01/2030 (C)	425	489
BayCare Health System
3.831%, 11/15/2050	1,595	1,943
Bayer US Finance
3.375%, 10/08/2024 (C)	800	859
Bayer US Finance II
4.875%, 06/25/2048 (C)	1,795	2,254
4.700%, 07/15/2064 (C)	210	256
4.625%, 06/25/2038 (C)	420	498
4.375%, 12/15/2028 (C)	3,535	4,050
4.250%, 12/15/2025 (C)	2,345	2,613
Becton Dickinson
4.685%, 12/15/2044	301	375
3.734%, 12/15/2024	1,047	1,140
3.700%, 06/06/2027	121	134
3.363%, 06/06/2024	1,670	1,789
Biogen
3.625%, 09/15/2022	430	447
3.250%, 02/15/2051 (C)	120	120
Bon Secours Mercy Health
3.464%, 06/01/2030	855	938
Bristol-Myers Squibb
5.000%, 08/15/2045	175	239
4.550%, 02/20/2048	166	217
4.350%, 11/15/2047	51	64
3.875%, 08/15/2025	217	242
3.550%, 08/15/2022	360	373
3.400%, 07/26/2029	400	448
3.200%, 06/15/2026	770	845
2.900%, 07/26/2024	785	837
2.750%, 02/15/2023	300	311
2.600%, 05/16/2022	550	562
2.550%, 11/13/2050	1,002	958
2.250%, 08/15/2021	420	421
Centene
4.625%, 12/15/2029	230	253
3.375%, 02/15/2030	230	240
3.000%, 10/15/2030	3,043	3,126
Cigna
4.900%, 12/15/2048	750	966
4.800%, 08/15/2038	500	623
4.375%, 10/15/2028	730	849
4.125%, 11/15/2025	290	325
3.875%, 10/15/2047	570	637
3.750%, 07/15/2023	462	492
3.400%, 03/01/2027	380	417
3.400%, 03/15/2050	120	125
3.400%, 03/15/2051	588	614
2.400%, 03/15/2030	165	168

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
CommonSpirit Health
4.350%, 11/01/2042	$480	$562
4.187%, 10/01/2049	635	730
2.782%, 10/01/2030	1,970	2,044
CVS Health
5.125%, 07/20/2045	670	871
5.050%, 03/25/2048	5,687	7,387
4.780%, 03/25/2038	1,072	1,319
4.300%, 03/25/2028	3,438	3,950
4.250%, 04/01/2050	30	36
4.125%, 04/01/2040	160	186
3.875%, 07/20/2025	515	569
3.750%, 04/01/2030	400	448
3.700%, 03/09/2023	304	320
3.625%, 04/01/2027	690	765
3.000%, 08/15/2026	349	376
2.750%, 12/01/2022	510	524
2.700%, 08/21/2040	1,009	978
CVS Pass-Through Trust
5.926%, 01/10/2034 (C)	71	86
Danaher
2.600%, 10/01/2050	474	453
DH Europe Finance II Sarl
2.600%, 11/15/2029	656	686
2.200%, 11/15/2024	885	923
2.050%, 11/15/2022	514	526
Fresenius Medical Care US Finance II
5.875%, 01/31/2022 (C)	170	175
Fresenius Medical Care US Finance III
1.875%, 12/01/2026 (C)	1,345	1,345
Gilead Sciences
5.650%, 12/01/2041	35	48
4.750%, 03/01/2046	380	482
4.600%, 09/01/2035	500	612
4.500%, 02/01/2045	10	12
4.000%, 09/01/2036	288	333
3.700%, 04/01/2024	410	441
3.650%, 03/01/2026	460	507
3.250%, 09/01/2022	670	689
2.800%, 10/01/2050	721	694
2.600%, 10/01/2040	559	538
1.200%, 10/01/2027	162	158
GlaxoSmithKline Capital
3.000%, 06/01/2024	310	330
2.850%, 05/08/2022	30	31
HCA
5.875%, 02/01/2029	410	495
5.625%, 09/01/2028	60	71
5.500%, 06/15/2047	60	78
5.375%, 02/01/2025	160	180
5.250%, 04/15/2025	820	938
5.250%, 06/15/2026	30	35

18	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.250%, 06/15/2049	$2,150	$2,741
5.000%, 03/15/2024	1,390	1,536
4.500%, 02/15/2027	20	23
4.125%, 06/15/2029	1,500	1,689
3.500%, 09/01/2030	520	554
Health Care Service A Mutual Legal Reserve
2.200%, 06/01/2030 (C)	855	858
Humana
4.950%, 10/01/2044	60	78
4.800%, 03/15/2047	30	38
4.625%, 12/01/2042	170	209
4.500%, 04/01/2025	80	90
3.950%, 03/15/2027	70	78
3.850%, 10/01/2024	1,470	1,594
3.150%, 12/01/2022	560	577
Johnson & Johnson
3.700%, 03/01/2046	170	202
3.625%, 03/03/2037	260	303
3.500%, 01/15/2048	92	107
3.400%, 01/15/2038	173	196
2.625%, 01/15/2025	86	91
2.450%, 09/01/2060	935	883
0.950%, 09/01/2027	610	599
0.550%, 09/01/2025	300	297
Mass General Brigham
3.192%, 07/01/2049	115	122
Medtronic
4.625%, 03/15/2045	9	12
3.500%, 03/15/2025	241	265
Merck
2.400%, 09/15/2022	29	30
1.450%, 06/24/2030	1,380	1,343
0.750%, 02/24/2026	530	527
New York and Presbyterian Hospital
3.563%, 08/01/2036	730	826
Pfizer
4.000%, 12/15/2036	815	986
2.800%, 03/11/2022	311	317
2.700%, 05/28/2050	230	229
2.625%, 04/01/2030	1,230	1,310
2.550%, 05/28/2040	1,124	1,130
1.700%, 05/28/2030	420	418
0.800%, 05/28/2025	670	672
Regeneron Pharmaceuticals
2.800%, 09/15/2050	399	363
1.750%, 09/15/2030	1,073	1,017
Royalty Pharma
3.550%, 09/02/2050 (C)	758	754
2.200%, 09/02/2030 (C)	780	765
1.750%, 09/02/2027 (C)	740	728
1.200%, 09/02/2025 (C)	535	530
0.750%, 09/02/2023 (C)	925	928

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
RWJ Barnabas Health
3.949%, 07/01/2046	$1,030	$1,210
Shire Acquisitions Investments Ireland DAC
2.875%, 09/23/2023	2,411	2,523
Smith & Nephew
2.032%, 10/14/2030	670	655
STERIS Irish FinCo UnLtd
3.750%, 03/15/2051	889	944
Takeda Pharmaceutical
5.000%, 11/26/2028	460	554
4.400%, 11/26/2023	2,174	2,360
3.175%, 07/09/2050	1,657	1,675
2.050%, 03/31/2030	1,236	1,226
Teva Pharmaceutical Finance BV
3.650%, 11/10/2021	430	431
2.950%, 12/18/2022	190	191
Teva Pharmaceutical Finance Netherlands III BV
7.125%, 01/31/2025	390	430
6.000%, 04/15/2024	200	212
3.150%, 10/01/2026	1,540	1,465
2.800%, 07/21/2023	630	628
2.200%, 07/21/2021	380	380
Thermo Fisher Scientific
4.497%, 03/25/2030	1,321	1,573
UnitedHealth Group
5.800%, 03/15/2036	280	394
4.625%, 07/15/2035	523	661
4.450%, 12/15/2048	90	115
4.250%, 04/15/2047	450	553
4.250%, 06/15/2048	110	136
3.875%, 12/15/2028	170	195
3.875%, 08/15/2059	360	427
3.750%, 07/15/2025	270	300
3.700%, 08/15/2049	150	172
3.500%, 06/15/2023	150	159
3.375%, 11/15/2021	75	75
3.350%, 07/15/2022	28	29
3.250%, 05/15/2051	576	614
3.125%, 05/15/2060	50	52
3.050%, 05/15/2041	169	177
2.900%, 05/15/2050	244	246
2.875%, 12/15/2021	290	294
2.875%, 03/15/2023	50	52
2.750%, 05/15/2040	523	530
2.375%, 10/15/2022	70	72
2.300%, 05/15/2031	1,821	1,865
2.000%, 05/15/2030	140	141
1.250%, 01/15/2026	170	172
Utah Acquisition Sub
3.950%, 06/15/2026	1,390	1,531

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	19

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Viatris
4.000%, 06/22/2050 (C)	$675	$714
2.700%, 06/22/2030 (C)	140	142
Wyeth
5.950%, 04/01/2037	470	675

		149,534

Industrials — 2.5%
3M
3.700%, 04/15/2050	660	778
3.050%, 04/15/2030	90	99
2.375%, 08/26/2029	390	409
Adani International Container Terminal Pvt
3.000%, 02/16/2031 (C)	279	269
Adani Ports & Special Economic Zone
4.200%, 08/04/2027 (C)	594	619
AerCap Ireland Capital DAC
5.000%, 10/01/2021	1,100	1,112
4.875%, 01/16/2024	1,500	1,633
3.950%, 02/01/2022	855	869
3.875%, 01/23/2028	345	369
3.650%, 07/21/2027	650	694
3.500%, 01/15/2025	232	246
3.150%, 02/15/2024	560	588
Air Lease
3.625%, 04/01/2027	221	237
3.625%, 12/01/2027	216	232
3.500%, 01/15/2022	1,110	1,128
3.375%, 07/01/2025	310	333
3.250%, 03/01/2025	1,645	1,753
Air Lease MTN
2.300%, 02/01/2025	355	367
Avolon Holdings Funding
5.250%, 05/15/2024 (C)	120	132
BAE Systems
4.750%, 10/11/2021 (C)	2,100	2,124
Boeing
5.930%, 05/01/2060	20	28
5.805%, 05/01/2050	1,442	1,942
5.705%, 05/01/2040	796	1,025
5.150%, 05/01/2030	940	1,113
5.040%, 05/01/2027	160	185
4.875%, 05/01/2025	2,075	2,325
4.508%, 05/01/2023	1,050	1,119
3.750%, 02/01/2050	1,058	1,091
3.625%, 02/01/2031	697	750
3.625%, 03/01/2048	23	23
3.550%, 03/01/2038	196	201
3.250%, 02/01/2028	692	734
3.250%, 02/01/2035	1,605	1,623
3.200%, 03/01/2029	490	514
3.100%, 05/01/2026	160	169

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.800%, 03/01/2027	$190	$198
2.700%, 02/01/2027	540	558
2.196%, 02/04/2026	2,160	2,181
1.433%, 02/04/2024	2,065	2,070
Burlington Northern Santa Fe
7.290%, 06/01/2036	90	139
5.400%, 06/01/2041	50	69
4.150%, 12/15/2048	150	184
4.050%, 06/15/2048	124	150
3.550%, 02/15/2050	163	184
3.300%, 09/15/2051	616	673
Canadian Pacific Railway
6.125%, 09/15/2115	44	68
Carrier Global
3.577%, 04/05/2050	30	32
Cintas No. 2
3.700%, 04/01/2027	400	448
2.900%, 04/01/2022	400	407
Continental Airlines Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022	1,216	1,244
CoStar Group
2.800%, 07/15/2030 (C)	830	843
Crowley Conro
4.181%, 08/15/2043	455	537
DAE Funding
3.375%, 03/20/2028 (C)	211	216
2.625%, 03/20/2025 (C)	533	542
DAE Funding MTN
1.550%, 08/01/2024 (C)	1,595	1,592
Deere
3.750%, 04/15/2050	530	641
3.100%, 04/15/2030	100	110
Delta Air Lines
7.375%, 01/15/2026	580	681
7.000%, 05/01/2025 (C)	2,410	2,812
4.750%, 10/20/2028 (C)	2,345	2,607
4.500%, 10/20/2025 (C)	1,802	1,936
4.375%, 04/19/2028	153	160
3.800%, 04/19/2023	381	395
3.625%, 03/15/2022	330	335
2.900%, 10/28/2024	60	61
Delta Air Lines Pass Through Trust, Ser 2020-1, Cl AA
2.000%, 06/10/2028	3,880	3,901
DP World MTN
5.625%, 09/25/2048 (C)	990	1,236
Eaton
7.625%, 04/01/2024	75	88
4.150%, 11/02/2042	140	167
2.750%, 11/02/2022	900	929

20	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Equifax
3.950%, 06/15/2023	$1,612	$1,712
2.600%, 12/15/2025	255	268
GE Capital Funding
4.400%, 05/15/2030	1,805	2,103
3.450%, 05/15/2025	381	415
GE Capital International Funding Unlimited Co
4.418%, 11/15/2035	4,677	5,605
General Dynamics
4.250%, 04/01/2040	880	1,077
4.250%, 04/01/2050	230	295
3.500%, 05/15/2025	60	66
3.250%, 04/01/2025	160	173
General Electric
3.625%, 05/01/2030	905	1,009
3.450%, 05/01/2027	739	812
General Electric MTN
6.875%, 01/10/2039	159	238
6.750%, 03/15/2032	1,335	1,851
0.636%, VAR ICE LIBOR USD 3 Month+0.480%, 08/15/2036	2,400	2,035
GFL Environmental
4.250%, 06/01/2025 (C)	250	260
GXO Logistics
2.650%, 07/15/2031 (C)	135	134
1.650%, 07/15/2026 (C)	844	840
Honeywell International
1.350%, 06/01/2025	310	316
IHS Markit
5.000%, 11/01/2022 (C)	750	786
4.750%, 02/15/2025 (C)	665	744
4.750%, 08/01/2028	1,215	1,433
3.625%, 05/01/2024	1,000	1,074
John Deere Capital MTN
1.200%, 04/06/2023	763	774
0.550%, 07/05/2022	990	994
L3Harris Technologies
5.054%, 04/27/2045	270	356
4.854%, 04/27/2035	80	100
Lockheed Martin
4.500%, 05/15/2036	90	113
4.070%, 12/15/2042	91	111
3.550%, 01/15/2026	1,190	1,315
3.100%, 01/15/2023	50	52
Mileage Plus Holdings LLC
6.500%, 06/20/2027 (C)	510	562
Northrop Grumman
5.250%, 05/01/2050	350	492
5.150%, 05/01/2040	342	449
4.030%, 10/15/2047	622	742
3.250%, 08/01/2023	1,660	1,755

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.250%, 01/15/2028	$1,656	$1,809
2.930%, 01/15/2025	856	913
Otis Worldwide
3.112%, 02/15/2040	555	574
2.056%, 04/05/2025	220	229
Parker-Hannifin
2.700%, 06/14/2024	400	421
Raytheon Technologies
4.625%, 11/16/2048	51	66
4.500%, 06/01/2042	430	535
4.450%, 11/16/2038	63	76
4.150%, 05/15/2045	59	70
4.125%, 11/16/2028	280	322
3.950%, 08/16/2025	510	567
3.150%, 12/15/2024	200	215
2.250%, 07/01/2030	420	427
Republic Services
3.950%, 05/15/2028	335	381
2.500%, 08/15/2024	635	666
1.450%, 02/15/2031	1,650	1,546
Roper Technologies
1.000%, 09/15/2025	420	418
Siemens Financieringsmaatschappij
1.200%, 03/11/2026 (C)	1,120	1,121
Sodexo
2.718%, 04/16/2031 (C)	832	849
1.634%, 04/16/2026 (C)	871	877
Southwest Airlines
5.125%, 06/15/2027	2,002	2,355
4.750%, 05/04/2023	692	742
Spirit Loyalty Cayman
8.000%, 09/20/2025 (C)	375	424
Teck Resources
6.125%, 10/01/2035	330	425
Triton Container International
2.050%, 04/15/2026 (C)	755	758
Union Pacific
3.839%, 03/20/2060	1,030	1,173
3.750%, 07/15/2025	340	377
3.750%, 02/05/2070	332	366
3.250%, 02/05/2050	1,055	1,113
3.150%, 03/01/2024	274	292
2.950%, 03/01/2022	574	584
2.891%, 04/06/2036 (C)	1,595	1,656
2.400%, 02/05/2030	634	654
2.150%, 02/05/2027	512	531
United Airlines
4.625%, 04/15/2029 (C)	420	435
4.375%, 04/15/2026 (C)	20	21
United Parcel Service
5.300%, 04/01/2050	190	278
5.200%, 04/01/2040	240	326

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	21

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
United Rentals North America
4.875%, 01/15/2028	$150	$159
3.875%, 11/15/2027	100	105
3.875%, 02/15/2031	820	834
US Airways Pass-Through Trust, Ser 2012-2, Cl A
4.625%, 06/03/2025 (B)	526	530

		112,508

Information Technology — 2.0%
Apple
4.375%, 05/13/2045	360	459
4.250%, 02/09/2047	162	204
3.850%, 05/04/2043	220	261
3.200%, 05/13/2025	64	70
3.200%, 05/11/2027	232	256
2.800%, 02/08/2061	324	316
2.650%, 05/11/2050	796	782
2.650%, 02/08/2051	809	791
2.550%, 08/20/2060	758	707
2.450%, 08/04/2026	1,410	1,500
2.375%, 02/08/2041	324	314
2.150%, 02/09/2022	82	83
1.550%, 08/04/2021	20	20
1.125%, 05/11/2025	1,110	1,123
Broadcom
4.750%, 04/15/2029	565	657
4.700%, 04/15/2025	1,090	1,228
4.150%, 11/15/2030	1,778	1,994
3.875%, 01/15/2027	244	270
3.469%, 04/15/2034 (C)	833	881
3.419%, 04/15/2033 (C)	2,733	2,870
3.150%, 11/15/2025	1,292	1,385
2.450%, 02/15/2031 (C)	564	554
Dell International
8.350%, 07/15/2046	347	568
6.100%, 07/15/2027	329	403
6.020%, 06/15/2026	39	47
4.900%, 10/01/2026	166	192
Flex
4.875%, 05/12/2030	394	457
Hewlett Packard Enterprise
4.650%, 10/01/2024	2,245	2,496
HP
2.200%, 06/17/2025	1,040	1,079
Intel
4.750%, 03/25/2050	2,560	3,401
3.700%, 07/29/2025	223	247
3.300%, 10/01/2021	35	35
3.250%, 11/15/2049	515	548
3.100%, 07/29/2022	35	36
3.100%, 02/15/2060	141	144

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
International Business Machines
3.000%, 05/15/2024	$1,510	$1,609
KLA
3.300%, 03/01/2050	438	463
Marvell Technology
1.650%, 04/15/2026 (C)	1,030	1,029
Marvell Technology Group
4.200%, 06/22/2023	810	861
Mastercard
3.850%, 03/26/2050	80	97
3.375%, 04/01/2024	80	86
3.350%, 03/26/2030	635	714
Micron Technology
2.497%, 04/24/2023	430	444
Microsoft
4.100%, 02/06/2037	251	309
3.625%, 12/15/2023	89	96
3.500%, 02/12/2035	156	181
3.450%, 08/08/2036	565	653
3.300%, 02/06/2027	1,550	1,724
3.041%, 03/17/2062	199	212
2.921%, 03/17/2052	691	733
2.875%, 02/06/2024	1,010	1,068
2.700%, 02/12/2025	250	268
2.675%, 06/01/2060	156	155
2.525%, 06/01/2050	546	536
2.400%, 02/06/2022	600	607
2.400%, 08/08/2026	1,700	1,812
2.375%, 02/12/2022	20	20
2.375%, 05/01/2023	20	21
1.550%, 08/08/2021	400	400
NVIDIA
3.700%, 04/01/2060	310	365
3.500%, 04/01/2040	430	488
3.500%, 04/01/2050	1,200	1,355
2.850%, 04/01/2030	1,560	1,689
0.584%, 06/14/2024	481	481
NXP BV
3.875%, 06/18/2026 (C)	671	743
3.250%, 05/11/2041 (C)	353	363
3.150%, 05/01/2027 (C)	321	343
2.700%, 05/01/2025 (C)	280	295
Oracle
4.375%, 05/15/2055	420	484
4.100%, 03/25/2061	132	146
3.950%, 03/25/2051	2,363	2,579
3.900%, 05/15/2035	1,720	1,915
3.800%, 11/15/2037	2,255	2,473
3.650%, 03/25/2041	664	704
3.600%, 04/01/2040	1,080	1,139
3.600%, 04/01/2050	310	318
2.950%, 11/15/2024	545	580

22	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.950%, 04/01/2030	$790	$832
2.875%, 03/25/2031	4,712	4,901
2.800%, 04/01/2027	987	1,047
2.300%, 03/25/2028	352	361
1.650%, 03/25/2026	2,094	2,123
PayPal Holdings
2.300%, 06/01/2030	2,845	2,944
1.650%, 06/01/2025	400	411
1.350%, 06/01/2023	390	397
Prosus
4.850%, 07/06/2027 (C)	550	626
3.832%, 02/08/2051 (C)	320	298
Prosus MTN
4.027%, 08/03/2050 (C)	730	702
QUALCOMM
1.300%, 05/20/2028	961	940
salesforce.com
3.700%, 04/11/2028	670	763
3.250%, 04/11/2023	480	504
3.050%, 07/15/2061	224	227
2.900%, 07/15/2051	353	356
2.700%, 07/15/2041	289	290
0.625%, 07/15/2024	641	641
Skyworks Solutions
1.800%, 06/01/2026	1,520	1,539
Tencent Holdings MTN
3.975%, 04/11/2029 (C)	600	669
3.840%, 04/22/2051 (C)	2,703	2,910
3.680%, 04/22/2041 (C)	1,300	1,391
3.595%, 01/19/2028 (C)	570	624
Texas Instruments
4.150%, 05/15/2048	300	381
1.750%, 05/04/2030	290	289
TSMC Global
1.375%, 09/28/2030 (C)	1,925	1,815
Visa
4.300%, 12/14/2045	690	886
3.650%, 09/15/2047	235	275
3.150%, 12/14/2025	1,410	1,543
VMware
4.700%, 05/15/2030	648	767
3.900%, 08/21/2027	128	142
Vontier
2.950%, 04/01/2031 (C)	425	426
1.800%, 04/01/2026 (C)	495	492

		89,448

Materials — 0.8%
Air Liquide Finance
2.250%, 09/27/2023 (C)	590	611
Amcor Finance USA
3.625%, 04/28/2026	2,425	2,658

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Anglo American Capital
4.750%, 04/10/2027 (C)	$720	$827
4.000%, 09/11/2027 (C)	200	222
3.625%, 09/11/2024 (C)	710	765
ArcelorMittal
7.250%, 10/15/2039	120	169
Barrick
5.250%, 04/01/2042	80	105
Barrick North America Finance
5.750%, 05/01/2043	290	409
5.700%, 05/30/2041	509	699
Berry Global
1.570%, 01/15/2026 (C)	2,985	2,986
BHP Billiton Finance USA
5.000%, 09/30/2043	410	557
4.125%, 02/24/2042	40	48
2.875%, 02/24/2022	50	51
Dow Chemical
5.250%, 11/15/2041	25	33
4.800%, 05/15/2049	360	462
DuPont de Nemours
4.493%, 11/15/2025	1,775	2,018
Equate Petrochemical BV MTN
4.250%, 11/03/2026 (C)	480	533
Freeport-McMoRan
5.450%, 03/15/2043	645	788
4.625%, 08/01/2030	180	197
4.550%, 11/14/2024	40	44
3.875%, 03/15/2023	20	21
Glencore Funding
4.125%, 05/30/2023 (C)	200	213
4.125%, 03/12/2024 (C)	1,340	1,445
4.000%, 03/27/2027 (C)	1,200	1,330
3.875%, 10/27/2027 (C)	220	242
3.000%, 10/27/2022 (C)	30	31
Industrias Penoles
4.150%, 09/12/2029 (C)	1,005	1,090
International Flavors & Fragrances
5.000%, 09/26/2048	1,505	1,946
1.230%, 10/01/2025 (C)	1,835	1,825
LYB International Finance III
3.800%, 10/01/2060	161	170
3.625%, 04/01/2051	781	825
3.375%, 10/01/2040	966	1,000
LyondellBasell Industries
5.750%, 04/15/2024	200	224
Nacional del Cobre de Chile
4.250%, 07/17/2042 (C)	970	1,094
Newcrest Finance Pty
3.250%, 05/13/2030 (C)	630	677
NewMarket
2.700%, 03/18/2031	815	815

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	23

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Newmont
2.250%, 10/01/2030	$590	$588
OCP
5.125%, 06/23/2051 (C)	360	363
4.500%, 10/22/2025 (C)	400	433
3.750%, 06/23/2031 (C)	410	414
Orbia Advance
2.875%, 05/11/2031 (C)	780	785
1.875%, 05/11/2026 (C)	820	829
Southern Copper
5.250%, 11/08/2042	2,220	2,842
Suzano Austria GmbH
3.750%, 01/15/2031	1,400	1,468
3.125%, 01/15/2032	70	69
Teck Resources
6.250%, 07/15/2041	376	491
6.000%, 08/15/2040	30	38
5.200%, 03/01/2042	382	449
3.900%, 07/15/2030	291	314
Vale Overseas
6.875%, 11/21/2036	874	1,198
6.250%, 08/10/2026	32	39
Westlake Chemical
5.000%, 08/15/2046	8	10
4.375%, 11/15/2047	694	814
3.600%, 08/15/2026	354	386
WestRock RKT
4.000%, 03/01/2023	70	73

		38,733

Real Estate — 0.9%
Agree
2.000%, 06/15/2028	705	699
American Campus Communities Operating Partnership
3.750%, 04/15/2023	1,350	1,415
3.625%, 11/15/2027	745	811
3.300%, 07/15/2026	1,495	1,603
American Tower
2.700%, 04/15/2031	488	503
1.875%, 10/15/2030	1,430	1,379
1.600%, 04/15/2026	651	658
AvalonBay Communities MTN
4.350%, 04/15/2048	110	138
2.450%, 01/15/2031	1,155	1,185
Boston Properties
3.800%, 02/01/2024	1,250	1,338
3.400%, 06/21/2029	720	781
Brandywine Operating Partnership
3.950%, 11/15/2027	17	18
Brixmor Operating Partnership
2.250%, 04/01/2028	226	226

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Camden Property Trust
2.800%, 05/15/2030	$435	$461
Crown Castle International
4.000%, 03/01/2027	162	181
2.900%, 04/01/2041	451	439
2.500%, 07/15/2031	707	712
2.100%, 04/01/2031	1,791	1,745
1.050%, 07/15/2026	969	946
CyrusOne
2.900%, 11/15/2024	1,250	1,320
Equinix
2.950%, 09/15/2051	720	686
ERP Operating
4.625%, 12/15/2021	64	65
Essential Properties
2.950%, 07/15/2031	1,290	1,289
Essex Portfolio
2.550%, 06/15/2031	333	337
1.700%, 03/01/2028	846	831
GLP Capital
5.375%, 04/15/2026	2,615	3,010
5.300%, 01/15/2029	1,521	1,772
5.250%, 06/01/2025	775	872
4.000%, 01/15/2030	418	449
3.350%, 09/01/2024	125	132
Healthcare Realty Trust
3.875%, 05/01/2025	200	217
Hudson Pacific Properties
3.950%, 11/01/2027	1,246	1,365
Life Storage
3.875%, 12/15/2027	915	1,020
Mid-America Apartments
4.300%, 10/15/2023	331	355
4.000%, 11/15/2025	395	438
3.950%, 03/15/2029	326	370
Prologis
3.000%, 04/15/2050	115	117
Regency Centers
2.950%, 09/15/2029	702	739
Sabra Health Care
3.900%, 10/15/2029	715	756
Simon Property Group
2.450%, 09/13/2029	1,020	1,049
Spirit Realty
4.450%, 09/15/2026	40	45
4.000%, 07/15/2029	187	208
3.400%, 01/15/2030	389	415
3.200%, 02/15/2031	765	797
2.700%, 02/15/2032	354	351
2.100%, 03/15/2028	643	640
STORE Capital
4.625%, 03/15/2029	412	469

24	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.500%, 03/15/2028	$1,222	$1,380
2.750%, 11/18/2030	572	576
Ventas Realty
3.850%, 04/01/2027	500	559
VEREIT Operating Partnership
3.400%, 01/15/2028	344	374
2.850%, 12/15/2032	468	489
2.200%, 06/15/2028	346	351
Vornado Realty
3.400%, 06/01/2031	200	207
2.150%, 06/01/2026	399	404
Welltower
4.500%, 01/15/2024	102	111

		39,803

Utilities — 2.1%
AEP Texas
6.650%, 02/15/2033	500	673
AES
1.375%, 01/15/2026 (C)	697	690
Alabama Power
3.700%, 12/01/2047	1,600	1,807
Baltimore Gas and Electric
2.250%, 06/15/2031	482	487
Berkshire Hathaway Energy
2.850%, 05/15/2051	1,060	1,026
Black Hills
3.875%, 10/15/2049	291	314
3.050%, 10/15/2029	235	250
Boston Gas
4.487%, 02/15/2042 (C)	35	41
Cleco Power
6.000%, 12/01/2040	700	945
Comision Federal de Electricidad
4.750%, 02/23/2027 (C)	240	268
Consolidated Edison of New York
4.650%, 12/01/2048	1,500	1,853
4.450%, 03/15/2044	1,120	1,346
3.950%, 04/01/2050	130	148
3.350%, 04/01/2030	180	198
Dominion Energy
3.300%, 04/15/2041	261	274
3.071%, 08/15/2024	980	1,039
2.000%, 08/15/2021	455	455
1.450%, 04/15/2026	730	735
DTE Electric
2.950%, 03/01/2050	715	731
DTE Energy
3.800%, 03/15/2027	651	724
2.950%, 03/01/2030	432	455
2.529%, 10/01/2024	830	874
1.050%, 06/01/2025	1,833	1,832

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Duke Energy
3.500%, 06/15/2051	$193	$200
3.150%, 08/15/2027	280	302
2.550%, 06/15/2031	3,710	3,754
2.400%, 08/15/2022	340	347
1.800%, 09/01/2021	861	862
0.900%, 09/15/2025	705	697
Duke Energy Carolinas
4.250%, 12/15/2041	628	762
4.000%, 09/30/2042	1,000	1,178
2.550%, 04/15/2031	326	338
Duke Energy Florida
3.850%, 11/15/2042	380	437
3.200%, 01/15/2027	1,080	1,179
Duke Energy Indiana
4.200%, 03/15/2042	30	35
2.750%, 04/01/2050	280	271
Duke Energy Progress
4.100%, 05/15/2042	425	499
2.800%, 05/15/2022	25	25
2.500%, 08/15/2050	484	446
Enel Finance International
4.625%, 09/14/2025 (C)	1,310	1,486
Entergy
1.900%, 06/15/2028	646	645
Entergy Arkansas
2.650%, 06/15/2051	1,228	1,162
Evergy
2.900%, 09/15/2029	428	454
2.450%, 09/15/2024	603	631
Evergy Kansas Central
3.450%, 04/15/2050	540	592
Evergy Metro
5.300%, 10/01/2041	100	131
Evergy Missouri West
8.270%, 11/15/2021	2,700	2,775
Eversource Energy
2.900%, 10/01/2024	1,610	1,705
2.550%, 03/15/2031	484	497
Exelon
5.625%, 06/15/2035	760	1,001
3.950%, 06/15/2025	375	413
FirstEnergy
4.750%, 03/15/2023	340	359
4.400%, 07/15/2027	940	1,022
1.600%, 01/15/2026	180	176
FirstEnergy, Ser C
7.375%, 11/15/2031	3,685	5,047
FirstEnergy Transmission
5.450%, 07/15/2044 (C)	35	44
Indiana Michigan Power
4.550%, 03/15/2046	325	406

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	25

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Interstate Power & Light
3.500%, 09/30/2049	$248	$267
ITC Holdings
4.050%, 07/01/2023	1,152	1,219
2.700%, 11/15/2022	654	672
Jersey Central Power & Light
4.700%, 04/01/2024 (C)	700	762
2.750%, 03/01/2032 (C)	1,534	1,557
KeySpan Gas East
2.742%, 08/15/2026 (C)	1,025	1,075
Metropolitan Edison
4.300%, 01/15/2029 (C)	722	808
3.500%, 03/15/2023 (C)	2,775	2,872
MidAmerican Energy
4.800%, 09/15/2043	830	1,079
Mid-Atlantic Interstate Transmission
4.100%, 05/15/2028 (C)	255	287
Mississippi Power
4.250%, 03/15/2042	221	260
3.950%, 03/30/2028	796	895
3.100%, 07/30/2051	578	581
NextEra Energy Capital Holdings
1.900%, 06/15/2028	644	651
0.650%, 03/01/2023	4,435	4,453
NiSource
5.800%, 02/01/2042	149	202
Northern States Power
3.200%, 04/01/2052	325	346
2.250%, 04/01/2031	322	331
NSTAR Electric
3.100%, 06/01/2051	296	306
Oncor Electric Delivery
4.550%, 12/01/2041	690	878
2.750%, 05/15/2030	1,065	1,132
Pacific Gas and Electric
4.950%, 07/01/2050	324	333
4.750%, 02/15/2044	162	164
4.500%, 07/01/2040	165	165
4.200%, 06/01/2041	278	274
3.950%, 12/01/2047	633	589
3.500%, 08/01/2050	245	218
3.300%, 08/01/2040	84	76
2.500%, 02/01/2031	2,485	2,330
2.100%, 08/01/2027	2,400	2,331
1.750%, 06/16/2022	2,555	2,554
PECO Energy
4.150%, 10/01/2044	1,140	1,380
Pennsylvania Electric
3.250%, 03/15/2028 (C)	275	289
Perusahaan Perseroan Persero Perusahaan Listrik Negara MTN
6.150%, 05/21/2048 (C)	500	631

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Piedmont Natural Gas
2.500%, 03/15/2031	$484	$492
PPL Capital Funding
5.000%, 03/15/2044	265	350
4.125%, 04/15/2030	262	303
3.400%, 06/01/2023	93	97
3.100%, 05/15/2026	428	460
Progress Energy
3.150%, 04/01/2022	280	284
Public Service Electric and Gas MTN
3.700%, 05/01/2028	1,545	1,750
2.700%, 05/01/2050	717	709
2.050%, 08/01/2050	134	116
Public Service of Colorado
1.875%, 06/15/2031	740	736
Public Service of New Hampshire
3.500%, 11/01/2023	515	547
Sempra Energy
2.900%, 02/01/2023	480	497
Southern
1.750%, 03/15/2028	483	477
Southern California Edison
4.125%, 03/01/2048	788	840
4.050%, 03/15/2042	5	5
3.700%, 08/01/2025	99	108
Southern California Gas
2.550%, 02/01/2030	900	930
Southern Gas Capital
4.400%, 05/30/2047	500	588
1.750%, 01/15/2031	509	481
Southwestern Electric Power
1.650%, 03/15/2026	1,575	1,594
Southwestern Public Service
3.750%, 06/15/2049	955	1,090
Tampa Electric
3.450%, 03/15/2051	389	426
2.400%, 03/15/2031	486	496
Trans-Allegheny Interstate Line
3.850%, 06/01/2025 (C)	228	246
Virginia Electric & Power
4.650%, 08/15/2043	585	742
2.950%, 01/15/2022	330	333
Virginia Electric and Power
2.450%, 12/15/2050	472	435
Vistra Operations
4.300%, 07/15/2029 (C)	1,590	1,728
WEC Energy Group
1.375%, 10/15/2027	469	458
0.800%, 03/15/2024	1,667	1,671

26	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Wisconsin Electric Power
1.700%, 06/15/2028	$578	$580

		98,579

Total Corporate Obligations (Cost $1,314,356) ($ Thousands)		1,401,620

MORTGAGE-BACKED SECURITIES — 30.0%

Agency Mortgage-Backed Obligations — 24.9%
FHLMC
7.500%, 05/01/2031 to 02/01/2038	277	313
7.000%, 05/01/2024 to 03/01/2039	95	110
6.500%, 10/01/2031 to 09/01/2039	159	181
6.000%, 10/01/2021 to 09/01/2038	222	261
5.500%, 01/01/2024 to 08/01/2037	150	172
5.000%, 05/01/2033 to 03/01/2050	7,781	8,641
4.500%, 04/01/2035 to 03/01/2050	10,873	11,895
4.000%, 01/01/2035 to 03/01/2050	23,817	25,995
3.500%, 04/01/2033 to 12/01/2050	60,917	65,659
3.000%, 03/01/2031 to 04/01/2051	39,842	42,111
2.500%, 10/01/2031 to 03/01/2051	8,731	9,139
2.000%, 03/01/2036 to 06/01/2051	10,912	11,100
1.500%, 03/01/2051	394	382
1.460%, 07/15/2031 (A)	265	224
1.320%, 03/15/2031 (A)	1,295	1,102
FHLMC ARM
2.827%, VAR ICE LIBOR USD 12 Month+1.641%, 05/01/2049	592	617
FHLMC CMO, Ser 1997-1983, Cl Z
6.500%, 12/15/2023	94	99
FHLMC CMO, Ser 2001-2277, Cl B
7.500%, 01/15/2031	47	57
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	244	281
FHLMC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/2036	666	786
FHLMC CMO, Ser 2007-3281, Cl AI, IO
6.357%, 02/15/2037 (F)	52	11
FHLMC CMO, Ser 2007-3294, Cl CB
5.500%, 03/15/2037	119	138
FHLMC CMO, Ser 2007-3316, Cl JO, PO
0.000%, 05/15/2037 (A)(G)	1	1
FHLMC CMO, Ser 2008-3451, Cl SB, IO
5.957%, 05/15/2038 (F)	13	2
FHLMC CMO, Ser 2010-3621, Cl SB, IO
6.157%, 01/15/2040 (F)	35	7
FHLMC CMO, Ser 2011-3947, Cl SG, IO
5.877%, 10/15/2041 (F)	352	56
FHLMC CMO, Ser 2012-264, Cl 30
3.000%, 07/15/2042	1,496	1,562

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2012-271, Cl 30
3.000%, 08/15/2042	$370	$393
FHLMC CMO, Ser 2012-283, Cl IO, IO
3.500%, 10/15/2027	267	18
FHLMC CMO, Ser 2012-4054, Cl SA, IO
5.977%, 08/15/2039 (F)	496	93
FHLMC CMO, Ser 2012-4146, Cl DI, IO
3.000%, 12/15/2031	414	26
FHLMC CMO, Ser 2013-4174, Cl SA, IO
6.127%, 05/15/2039 (F)	46	1
FHLMC CMO, Ser 2013-4194, Cl BI, IO
3.500%, 04/15/2043	98	13
FHLMC CMO, Ser 2013-4203, Cl PS, IO
6.177%, 09/15/2042 (F)	285	40
FHLMC CMO, Ser 2013-4205, Cl PA
1.750%, 05/15/2043	435	449
FHLMC CMO, Ser 2013-4210, Cl Z
3.000%, 05/15/2043	124	129
FHLMC CMO, Ser 2013-4239, Cl IO, IO
3.500%, 06/15/2027	191	11
FHLMC CMO, Ser 2014-328, Cl S4, IO
2.081%, 02/15/2038 (F)	17	1
FHLMC CMO, Ser 2014-4335, Cl SW, IO
5.927%, 05/15/2044 (F)	63	12
FHLMC CMO, Ser 2014-4415, Cl IO, IO
1.930%, 04/15/2041 (F)	195	11
FHLMC CMO, Ser 2015-4426, Cl QC
1.750%, 07/15/2037	754	773
FHLMC CMO, Ser 2015-4479, Cl HA
3.750%, 05/15/2039	507	518
FHLMC CMO, Ser 2016-353, Cl S1, IO
5.927%, 12/15/2046 (F)	424	89
FHLMC CMO, Ser 2016-4639, Cl HZ
3.250%, 04/15/2053	1,745	1,911
FHLMC CMO, Ser 2017-356, Cl 300
3.000%, 09/15/2047	1,988	2,118
FHLMC CMO, Ser 2017-4705, Cl A
4.500%, 09/15/2042	197	202
FHLMC CMO, Ser 2017-4742, Cl PA
3.000%, 10/15/2047	1,856	1,924
FHLMC CMO, Ser 2018-4763, Cl CA
3.000%, 09/15/2038	252	269
FHLMC CMO, Ser 2018-4767, Cl KA
3.000%, 03/15/2048	675	720
FHLMC CMO, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	321	333
FHLMC CMO, Ser 2018-4818, Cl CA
3.000%, 04/15/2048	796	826
FHLMC CMO, Ser 2018-4846, Cl PA
4.000%, 06/15/2047	181	187

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	27

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2018-4846, Cl PF
0.423%, VAR ICE LIBOR USD 1 Month+0.350%, 12/15/2048	$139	$138
FHLMC CMO, Ser 2019-4880, Cl DA
3.000%, 05/15/2050	978	1,045
FHLMC CMO, Ser 2020-4988, Cl AF
0.465%, VAR ICE LIBOR USD 1 Month+0.350%, 10/15/2037	64	64
FHLMC CMO, Ser 2020-4995, Cl IC, IO
4.500%, 07/25/2050	1,173	181
FHLMC CMO, Ser 2020-5010, Cl IK, IO
2.500%, 09/25/2050	349	48
FHLMC CMO, Ser 2020-5010, Cl JI, IO
2.500%, 09/25/2050	854	130
FHLMC CMO, Ser 2020-5012, Cl BI, IO
4.000%, 09/25/2050	4,786	679
FHLMC CMO, Ser 2020-5013, Cl IN, IO
2.500%, 09/25/2050	385	61
FHLMC CMO, Ser 2020-5018, Cl IH, IO
3.500%, 10/25/2050	1,456	232
FHLMC CMO, Ser 2020-5018, Cl IO, IO
3.500%, 10/25/2050	2,564	408
FHLMC CMO, Ser 2020-5018, Cl MI, IO
2.000%, 10/25/2050	578	75
FHLMC CMO, Ser 2020-5038, Cl IJ, IO
4.000%, 11/25/2050	3,844	548
FHLMC CMO, Ser 2020-5040, Cl IB, IO
2.500%, 11/25/2050	191	25
FHLMC CMO, Ser 2020-5059, Cl IB, IO
2.500%, 01/25/2051	787	133
FHLMC CMO, Ser 2021-5070, Cl DI, IO
4.000%, 02/25/2051	3,692	547
FHLMC CMO, Ser 2021-5091, Cl AB
1.500%, 03/25/2051	1,925	1,928
FHLMC CMO, Ser 2021-5092, Cl DT
1.500%, 11/25/2049	2,065	2,078
FHLMC CMO, Ser 2021-5119, Cl AB
1.500%, 08/25/2049	786	792
FHLMC Multiclass Certificates, Ser P009, Cl A2
1.878%, 01/25/2031	500	517
FHLMC Multifamily Structured Pass Through Certificates, Ser K110, Cl X1, IO
1.815%, 04/25/2030 (F)	1,298	166
FHLMC Multifamily Structured Pass Through Certificates, Ser K741, Cl X1, IO
0.658%, 12/25/2027 (F)	3,000	101
FHLMC Multifamily Structured Pass Through Certificates, Ser K743, Cl X1, IO
0.926%, 05/25/2028 (F)	4,000	234
FHLMC Multifamily Structured Pass-Through Certificates, Ser K016, Cl X1, IO
1.650%, 10/25/2021 (F)	131	–

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser K032, Cl X1, IO
0.199%, 05/25/2023 (F)	$31,420	$63
FHLMC Multifamily Structured Pass-Through Certificates, Ser K047, Cl A2
3.329%, 05/25/2025 (F)	280	305
FHLMC Multifamily Structured Pass-Through Certificates, Ser K064, Cl X1, IO
0.740%, 03/25/2027 (F)	4,888	153
FHLMC Multifamily Structured Pass-Through Certificates, Ser K094, Cl X1, IO
1.016%, 06/25/2029 (F)	1,996	126
FHLMC Multifamily Structured Pass-Through Certificates, Ser K094, Cl XAM, IO
1.283%, 06/25/2029 (F)	4,850	413
FHLMC Multifamily Structured Pass-Through Certificates, Ser K095, Cl XAM, IO
1.372%, 06/25/2029 (F)	700	64
FHLMC Multifamily Structured Pass-Through Certificates, Ser K723, Cl X1, IO
1.068%, 08/25/2023 (F)	7,027	110
FHLMC Multifamily Structured Pass-Through Certificates, Ser K736, Cl X1, IO
1.437%, 07/25/2026 (F)	1,039	58
FHLMC Multifamily Structured Pass-Through Certificates, Ser KC05, Cl X1, IO
1.341%, 06/25/2027 (F)	1,565	79
FHLMC Multifamily Structured Pass-Through Certificates, Ser KLU1, Cl A4
2.854%, 01/25/2031	600	646
FHLMC Multifamily Structured Pass-Through Certificates, Ser S8FX, Cl A2
3.291%, 03/25/2027	320	350
FHLMC Multifamily Structured Pass-Through Certificates, Ser X3FX, Cl A2FX
3.000%, 06/25/2027	580	623
FHLMC Stacr Remic Trust, Ser 2020-DNA1, Cl B1
2.392%, VAR ICE LIBOR USD 1 Month+2.300%, 01/25/2050 (C)	590	589
FHLMC Structured Pass-Through Certificates, Ser 2007-76, Cl 2A
1.697%, 10/25/2037 (F)	89	90
FNMA
7.500%, 10/01/2037 to 04/01/2039	111	136
7.000%, 09/01/2026 to 02/01/2039	391	446
6.500%, 05/01/2027 to 05/01/2040	143	163
6.000%, 02/01/2023 to 07/01/2041	1,516	1,772
5.500%, 02/01/2035 to 09/01/2056	4,720	5,418
5.000%, 07/01/2033 to 03/01/2050	24,308	27,114
4.500%, 04/01/2025 to 01/01/2059	39,053	43,004
4.200%, 01/01/2029	775	881
4.000%, 09/01/2033 to 08/01/2059	48,774	53,069

28	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
3.820%, 07/01/2027	$114	$129
3.790%, 12/01/2025	1,465	1,573
3.734%, 02/01/2048 (F)	253	288
3.500%, 07/01/2029 to 03/01/2057	41,533	44,422
3.160%, 05/01/2029	185	206
3.020%, 06/01/2024 to 05/01/2026	1,540	1,577
3.000%, 12/01/2031 to 07/01/2060	66,189	69,979
2.900%, 11/01/2029	500	550
2.820%, 07/01/2027	572	619
2.790%, 08/01/2029	1,200	1,310
2.500%, 06/01/2028 to 07/01/2051	46,531	48,783
2.455%, 04/01/2040	1,920	2,028
2.260%, 04/01/2030	684	721
2.000%, 05/01/2031 to 04/01/2051	35,050	35,625
1.500%, 12/01/2035 to 03/01/2036	289	293
FNMA ACES, Ser 2012-M14, Cl X2, IO
0.510%, 09/25/2022 (F)	7,170	24
FNMA ACES, Ser 2014-M2, Cl A2
3.513%, 12/25/2023 (F)	1,220	1,296
FNMA ACES, Ser 2017-M7, Cl A2
2.961%, 02/25/2027 (F)	320	347
FNMA ARM
2.767%, VAR ICE LIBOR USD 12 Month+1.580%, 06/01/2045	459	478
2.695%, VAR ICE LIBOR USD 12 Month+1.586%, 01/01/2046	1,485	1,550
2.054%, VAR 12 Month Treas Avg+1.875%, 11/01/2035	64	68
2.035%, VAR 12 Month Treas Avg+1.866%, 10/01/2035	286	302
2.008%, VAR 12 Month Treas Avg+1.893%, 11/01/2035	306	323
1.973%, VAR 12 Month Treas Avg+1.844%, 10/01/2035	55	58
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	127	135
FNMA CMO, Ser 2005-117, Cl LC
5.500%, 11/25/2035	185	193
FNMA CMO, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	162	186
FNMA CMO, Ser 2006-112, Cl ST, IO
6.609%, 11/25/2036 (F)	414	68
FNMA CMO, Ser 2008-22, Cl SI, IO
6.339%, 03/25/2037 (F)	139	1
FNMA CMO, Ser 2009-103, Cl MB
2.222%, 12/25/2039 (F)	29	30
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037 (A)	656	614
FNMA CMO, Ser 2011-59, Cl NZ
5.500%, 07/25/2041	1,227	1,385
FNMA CMO, Ser 2011-87, Cl SG, IO
6.459%, 04/25/2040 (F)	120	11

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2011-96, Cl SA, IO
6.459%, 10/25/2041 (F)	$703	$136
FNMA CMO, Ser 2012-101, Cl BI, IO
4.000%, 09/25/2027	34	2
FNMA CMO, Ser 2012-101, Cl AI, IO
3.000%, 06/25/2027	178	7
FNMA CMO, Ser 2012-118, Cl CI, IO
3.500%, 12/25/2039	63	1
FNMA CMO, Ser 2012-133, Cl CS, IO
6.059%, 12/25/2042 (F)	188	39
FNMA CMO, Ser 2012-151, Cl NX
1.500%, 01/25/2043	515	520
FNMA CMO, Ser 2012-28, Cl B
6.500%, 06/25/2039	14	15
FNMA CMO, Ser 2012-35, Cl SC, IO
6.409%, 04/25/2042 (F)	111	22
FNMA CMO, Ser 2012-46, Cl BA
6.000%, 05/25/2042	162	191
FNMA CMO, Ser 2012-70, Cl YS, IO
6.559%, 02/25/2041 (F)	15	1
FNMA CMO, Ser 2012-74, Cl SA, IO
6.559%, 03/25/2042 (F)	206	34
FNMA CMO, Ser 2012-74, Cl OA, PO
0.000%, 03/25/2042 (A)	16	15
FNMA CMO, Ser 2012-75, Cl AO, PO
0.000%, 03/25/2042 (A)	32	30
FNMA CMO, Ser 2013-11, Cl AP
1.500%, 01/25/2043	1,598	1,621
FNMA CMO, Ser 2013-111, Cl PL
2.000%, 12/25/2042	375	386
FNMA CMO, Ser 2013-124, Cl SB, IO
5.859%, 12/25/2043 (F)	327	63
FNMA CMO, Ser 2013-126, Cl CS, IO
6.059%, 09/25/2041 (F)	238	33
FNMA CMO, Ser 2013-30, Cl CA
1.500%, 04/25/2043	211	214
FNMA CMO, Ser 2013-35, Cl CL
3.000%, 02/25/2043	6,875	7,320
FNMA CMO, Ser 2013-43, Cl BP
1.750%, 05/25/2043	577	595
FNMA CMO, Ser 2013-54, Cl BS, IO
6.059%, 06/25/2043 (F)	124	27
FNMA CMO, Ser 2013-73, Cl IB, IO
3.500%, 07/25/2028	55	4
FNMA CMO, Ser 2013-73, Cl IA, IO
3.000%, 09/25/2032	312	22
FNMA CMO, Ser 2013-9, Cl SA, IO
6.059%, 03/25/2042 (F)	254	40
FNMA CMO, Ser 2013-9, Cl BC
6.500%, 07/25/2042	193	231
FNMA CMO, Ser 2013-9, Cl CB
5.500%, 04/25/2042	1,430	1,640

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	29

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2014-47, Cl AI, IO
1.817%, 08/25/2044 (F)	$132	$8
FNMA CMO, Ser 2014-73, Cl MA
2.500%, 11/25/2044	333	353
FNMA CMO, Ser 2015-55, Cl IO, IO
1.572%, 08/25/2055 (F)	360	15
FNMA CMO, Ser 2015-56, Cl AS, IO
6.059%, 08/25/2045 (F)	43	10
FNMA CMO, Ser 2015-84, Cl PA
1.700%, 08/25/2033	1,941	2,003
FNMA CMO, Ser 2016-37, Cl MJ
3.500%, 08/25/2043	210	218
FNMA CMO, Ser 2016-48, Cl MA
2.000%, 06/25/2038	1,980	2,060
FNMA CMO, Ser 2016-57, Cl PC
1.750%, 06/25/2046	3,794	3,839
FNMA CMO, Ser 2017-13, Cl PA
3.000%, 08/25/2046	768	807
FNMA CMO, Ser 2017-42, Cl H
3.000%, 11/25/2043	406	419
FNMA CMO, Ser 2017-76, Cl SB, IO
6.009%, 10/25/2057 (F)	1,197	244
FNMA CMO, Ser 2017-85, Cl SC, IO
6.109%, 11/25/2047 (F)	381	69
FNMA CMO, Ser 2018-14, Cl KC
3.000%, 03/25/2048	1,342	1,432
FNMA CMO, Ser 2018-15, Cl AB
3.000%, 03/25/2048	307	327
FNMA CMO, Ser 2018-43, Cl CT
3.000%, 06/25/2048	1,324	1,378
FNMA CMO, Ser 2018-54, Cl KA
3.500%, 01/25/2047	769	798
FNMA CMO, Ser 2018-8, Cl KL
2.500%, 03/25/2047	394	411
FNMA CMO, Ser 2019-25, Cl PA
3.000%, 05/25/2048	1,325	1,403
FNMA CMO, Ser 2019-35, Cl A
3.000%, 07/25/2049	517	539
FNMA CMO, Ser 2019-79, Cl FA
0.592%, VAR ICE LIBOR USD 1 Month+0.500%, 01/25/2050	2,033	2,056
FNMA CMO, Ser 2020-101, Cl IA, IO
3.500%, 01/25/2051	4,633	639
FNMA CMO, Ser 2020-25, Cl BI, IO
3.500%, 01/25/2047	1,006	133
FNMA CMO, Ser 2020-47, Cl GZ
2.000%, 07/25/2050	408	376
FNMA CMO, Ser 2020-48, Cl DA
2.000%, 07/25/2050	2,582	2,623
FNMA CMO, Ser 2020-48, Cl AB
2.000%, 07/25/2050	782	798

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2020-56, Cl DI, IO
2.500%, 08/25/2050	$648	$100
FNMA CMO, Ser 2020-57, Cl NI, IO
2.500%, 08/25/2050	379	56
FNMA CMO, Ser 2020-64, Cl IB, IO
4.000%, 09/25/2050	1,487	215
FNMA CMO, Ser 2020-65, Cl JI, IO
4.000%, 09/25/2050	2,873	505
FNMA CMO, Ser 2020-65, Cl EI, IO
4.000%, 09/25/2050	2,421	407
FNMA CMO, Ser 2020-65, Cl DI, IO
4.000%, 09/25/2050	1,650	264
FNMA CMO, Ser 2020-84, Cl ID, IO
3.500%, 12/25/2050	1,349	202
FNMA CMO, Ser 2020-99, Cl IA, IO
3.500%, 09/25/2049	815	138
FNMA CMO, Ser 2021-1, Cl IG, IO
2.500%, 02/25/2051	197	30
FNMA CMO, Ser 2021-27, Cl EC
1.500%, 05/25/2051	2,961	2,981
FNMA Interest CMO, Ser 2005-360, Cl 2, IO
5.000%, 08/25/2035	833	136
FNMA Interest CMO, Ser 2012-409, Cl C22, IO
4.500%, 11/25/2039	256	47
FNMA Interest CMO, Ser 2012-409, Cl C2, IO
3.000%, 04/25/2027	287	16
FNMA Interest CMO, Ser 2012-409, Cl C13, IO
3.500%, 11/25/2041	238	22
FNMA Interest CMO, Ser 2012-411, Cl A3
3.000%, 08/25/2042	1,038	1,106
FNMA Interest CMO, Ser 2012-414, Cl A35
3.500%, 10/25/2042	1,554	1,684
FNMA Interest CMO, Ser 2018-424, Cl C11, IO
3.500%, 02/25/2048	1,971	310
FNMA TBA
5.000%, 07/15/2038	2,970	3,255
4.500%, 07/01/2037	1,888	2,031
4.000%, 07/13/2039	2,526	2,689
3.500%, 07/01/2041	2,569	2,704
3.000%, 07/14/2169	2,459	2,563
2.500%, 07/25/2043 to 07/18/2051	140,811	145,445
2.000%, 08/25/2028	21,700	22,350
1.500%, 08/17/2169	15,800	15,970
FNMA, Ser 2014-M8, Cl X2, IO
0.400%, 06/25/2024 (F)	5,492	66
FNMA, Ser M15, Cl 1A2
3.700%, 01/25/2036	100	115
FNMA, Ser M36, Cl X1, IO
1.561%, 09/25/2034 (F)	597	63

30	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA, Ser M4, Cl A2
3.610%, 02/25/2031	$190	$222
FNMA, Ser M5, Cl A2
3.273%, 02/25/2029	230	259
FNMA, Ser M6, Cl A
2.500%, 10/25/2037	94	97
FNMA, Ser M8, Cl A2
3.061%, 05/25/2027 (F)	200	220
FREMF Mortgage Trust, Ser 2012-K20, Cl X2A, IO
0.200%, 05/25/2045 (C)	10,942	13
FREMF Mortgage Trust, Ser 2019-KF58, Cl B
2.236%, VAR ICE LIBOR USD 1 Month+2.150%, 01/25/2026 (C)	1,282	1,279
FRESB Mortgage Trust, Ser 2017-SB42, Cl A10F
2.960%, 10/25/2027 (F)	200	207
GNMA
8.000%, 11/15/2029 to 09/15/2030	34	37
7.500%, 03/15/2029 to 10/15/2037	52	61
7.000%, 09/15/2031	19	22
6.500%, 07/15/2028 to 12/15/2035	1,020	1,171
6.000%, 12/15/2028 to 10/20/2040	1,807	2,092
5.511%, 07/20/2060 (F)	1	1
5.000%, 12/20/2039 to 03/20/2049	11,306	12,290
4.700%, 09/20/2061 (F)	236	246
4.500%, 04/20/2041 to 05/20/2049	12,416	13,415
4.320%, 01/20/2069 (F)	20	21
4.000%, 06/20/2047 to 11/20/2050	18,376	19,686
3.632%, 04/20/2063 (F)	65	67
3.500%, 01/20/2046 to 11/20/2050	19,903	21,117
3.000%, 09/15/2042 to 07/20/2050	12,232	12,891
2.500%, 12/20/2050 to 06/20/2051	21,289	22,103
2.000%, 02/20/2034 to 03/20/2051	2,175	2,220
GNMA CMO, Ser 2007-17, Cl IB, IO
6.157%, 04/20/2037 (F)	357	62
GNMA CMO, Ser 2007-51, Cl SG, IO
6.487%, 08/20/2037 (F)	46	7
GNMA CMO, Ser 2007-78, Cl SA, IO
6.455%, 12/16/2037 (F)	421	62
GNMA CMO, Ser 2009-66, Cl XS, IO
6.725%, 07/16/2039 (F)	301	39
GNMA CMO, Ser 2010-4, Cl NS, IO
6.315%, 01/16/2040 (F)	3,070	580
GNMA CMO, Ser 2010-85, Cl HS, IO
6.557%, 01/20/2040 (F)	18	1
GNMA CMO, Ser 2010-H11, Cl FA
1.090%, VAR ICE LIBOR USD 1 Month+1.000%, 06/20/2060	374	381
GNMA CMO, Ser 2010-H27, Cl FA
0.487%, VAR ICE LIBOR USD 1 Month+0.380%, 12/20/2060	1,020	1,023

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2010-H28, Cl FE
0.507%, VAR ICE LIBOR USD 1 Month+0.400%, 12/20/2060	$382	$383
GNMA CMO, Ser 2011-H08, Cl FG
0.587%, VAR ICE LIBOR USD 1 Month+0.480%, 03/20/2061	385	386
GNMA CMO, Ser 2011-H08, Cl FD
0.607%, VAR ICE LIBOR USD 1 Month+0.500%, 02/20/2061	188	189
GNMA CMO, Ser 2011-H09, Cl AF
0.607%, VAR ICE LIBOR USD 1 Month+0.500%, 03/20/2061	290	291
GNMA CMO, Ser 2012-141, Cl WA
4.529%, 11/16/2041 (F)	238	266
GNMA CMO, Ser 2012-34, Cl SA, IO
5.957%, 03/20/2042 (F)	334	74
GNMA CMO, Ser 2012-43, Cl SN, IO
6.525%, VAR ICE LIBOR USD 1 Month+6.600%, 04/16/2042	60	15
GNMA CMO, Ser 2012-66, Cl CI, IO
3.500%, 02/20/2038	74	1
GNMA CMO, Ser 2012-98, Cl SA, IO
6.025%, 08/16/2042 (F)	152	33
GNMA CMO, Ser 2012-H25, Cl FA
0.807%, VAR ICE LIBOR USD 1 Month+0.700%, 12/20/2061	6	6
GNMA CMO, Ser 2012-H27, Cl AI, IO
1.742%, VAR ICE LIBOR USD 1 Month+0.000%, 10/20/2062	917	43
GNMA CMO, Ser 2013-53, Cl OI, IO
3.500%, 04/20/2043	145	15
GNMA CMO, Ser 2013-69, Cl AI, IO
3.500%, 05/20/2043	277	35
GNMA CMO, Ser 2014-5, Cl SP, IO
6.075%, 06/16/2043 (F)	152	18
GNMA CMO, Ser 2014-H10, Cl TA
0.707%, VAR ICE LIBOR USD 1 Month+0.600%, 04/20/2064	482	487
GNMA CMO, Ser 2015-167, Cl OI, IO
4.000%, 04/16/2045	101	16
GNMA CMO, Ser 2015-H10, Cl FC
0.587%, VAR ICE LIBOR USD 1 Month+0.480%, 04/20/2065	329	331
GNMA CMO, Ser 2015-H18, Cl FA
0.557%, VAR ICE LIBOR USD 1 Month+0.450%, 06/20/2065	184	185
GNMA CMO, Ser 2015-H20, Cl FA
0.577%, VAR ICE LIBOR USD 1 Month+0.470%, 08/20/2065	229	231
GNMA CMO, Ser 2016-135, Cl SB, IO
6.025%, 10/16/2046 (F)	238	54
GNMA CMO, Ser 2017-167, Cl BQ
2.500%, 08/20/2044	837	868

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	31

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2017-H15, Cl KI, IO
2.300%, VAR ICE LIBOR USD 12 Month+0.000%, 07/20/2067	$714	$75
GNMA CMO, Ser 2017-H18, Cl BI, IO
1.690%, VAR ICE LIBOR USD 12 Month+0.000%, 09/20/2067	4,430	269
GNMA CMO, Ser 2017-H20, Cl IB, IO
2.068%, VAR ICE LIBOR USD 12 Month+0.000%, 10/20/2067	318	28
GNMA CMO, Ser 2017-H22, Cl IC, IO
2.432%, VAR ICE LIBOR USD 12 Month+0.000%, 11/20/2067	141	12
GNMA CMO, Ser 2018-11, Cl PC
2.750%, 12/20/2047	947	974
GNMA CMO, Ser 2018-H06, Cl PF
0.407%, VAR ICE LIBOR USD 1 Month+0.300%, 02/20/2068	430	431
GNMA CMO, Ser 2018-H07, Cl FD
0.407%, VAR ICE LIBOR USD 1 Month+0.300%, 05/20/2068	771	772
GNMA CMO, Ser 2019-123, Cl A
3.000%, 10/20/2049	70	72
GNMA CMO, Ser 2019-132, Cl NA
3.500%, 09/20/2049	841	893
GNMA CMO, Ser 2019-31, Cl JC
3.500%, 03/20/2049	501	537
GNMA CMO, Ser 2019-90, Cl AB
3.000%, 07/20/2049	548	567
GNMA CMO, Ser 2020-123, Cl IL, IO
2.500%, 08/20/2050	293	40
GNMA CMO, Ser 2020-123, Cl NI, IO
2.500%, 08/20/2050	776	106
GNMA CMO, Ser 2020-127, Cl IN, IO
2.500%, 08/20/2050	388	54
GNMA CMO, Ser 2020-129, Cl IE, IO
2.500%, 09/20/2050	292	40
GNMA CMO, Ser 2020-160, Cl YI, IO
2.500%, 10/20/2050	1,074	146
GNMA CMO, Ser 2020-160, Cl IH, IO
2.500%, 10/20/2050	195	27
GNMA CMO, Ser 2020-160, Cl VI, IO
2.500%, 10/20/2050	292	40
GNMA CMO, Ser 2020-181, Cl WI, IO
2.000%, 12/20/2050	2,532	281
GNMA CMO, Ser 2020-47, Cl MI, IO
3.500%, 04/20/2050	737	111
GNMA CMO, Ser 2020-47, Cl NI, IO
3.500%, 04/20/2050	276	42
GNMA CMO, Ser 2020-H09, Cl NF
1.343%, VAR ICE LIBOR USD 1 Month+1.250%, 04/20/2070	335	346

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2020-H09, Cl FL
1.243%, VAR ICE LIBOR USD 1 Month+1.150%, 05/20/2070	$852	$896
GNMA CMO, Ser 2020-H12, Cl F
0.593%, VAR ICE LIBOR USD 1 Month+0.500%, 07/20/2070	95	96
GNMA CMO, Ser 2020-H13, Cl FA
0.543%, VAR ICE LIBOR USD 1 Month+0.450%, 07/20/2070	756	765
GNMA CMO, Ser 2021-23, Cl MG
1.500%, 02/20/2051	1,940	1,965
GNMA CMO, Ser 2021-29, Cl TI, IO
2.500%, 02/20/2051	496	96
GNMA REMIC CMO, Ser 2014-117, Cl SJ, IO
5.507%, 08/20/2044 (F)	168	30
GNMA TBA
3.000%, 07/15/2042	4,700	4,904
2.500%, 08/01/2043 to 07/01/2045	23,750	24,546
2.000%, 08/20/2051	14,800	15,046
GNMA, Ser 107, Cl AD
2.756%, 11/16/2047 (F)	334	348
GNMA, Ser 110, Cl IO, IO
0.890%, 11/16/2063 (F)	2,500	213
GNMA, Ser 2012-112, Cl IO, IO
0.173%, 02/16/2053 (F)	575	4
GNMA, Ser 2012-152, Cl IO, IO
0.566%, 01/16/2054 (F)	3,154	65
GNMA, Ser 2012-27, Cl IO, IO
0.872%, 04/16/2053 (F)	1,164	21
GNMA, Ser 2013-96, Cl IO, IO
0.131%, 10/16/2054 (F)	817	4
GNMA, Ser 2014-47, Cl IA, IO
0.111%, 02/16/2048 (F)	109	1
GNMA, Ser 2014-50, Cl IO, IO
0.677%, 09/16/2055 (F)	400	15
GNMA, Ser 2014-92, Cl IX, IO
0.198%, 05/16/2054 (F)	3,245	33
GNMA, Ser 2015-5, Cl IK, IO
0.556%, 11/16/2054 (F)	4,050	86
GNMA, Ser 2019-71, Cl PT
3.000%, 06/20/2049	658	682
GNMA, Ser 22, Cl IO, IO
0.989%, 05/16/2063 (F)	1,090	97
GNMA, Ser 28, Cl AB
3.150%, 06/16/2060	262	269
GNMA, Ser 41, Cl IO, IO
0.683%, 07/16/2058 (F)	1,354	62
GNMA, Ser 60, Cl IO, IO
0.838%, 05/16/2063 (F)	2,493	198
UMBS TBA
2.500%, 09/15/2043	15,400	15,864

32	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
2.000%, 07/15/2036 to 08/13/2169	$157,761	$159,787

		1,142,355

Non-Agency Mortgage-Backed Obligations — 5.1%
Adjustable Rate Mortgage Trust, Ser 2004- 2, Cl 3A1
2.327%, 02/25/2035 (F)	82	83
Adjustable Rate Mortgage Trust, Ser 2007-1, Cl 5A31
0.372%, VAR ICE LIBOR USD 1 Month+0.280%, 03/25/2037	988	970
Alen Mortgage Trust, Ser ACEN, Cl A
1.223%, VAR ICE LIBOR USD 1 Month+1.150%, 04/15/2034 (C)	885	885
Alternative Loan Trust, Ser 2006-18CB, Cl A6
28.234%, 07/25/2036 (F)	175	263
American Home Mortgage Investment Trust, Ser 2004-4, Cl 4A
2.171%, VAR ICE LIBOR USD 6 Month+2.000%, 02/25/2045	84	85
American Home Mortgage Investment Trust, Ser 2005-1, Cl 6A
2.179%, VAR ICE LIBOR USD 6 Month+2.000%, 06/25/2045	997	1,022
American Home Mortgage Investment Trust, Ser 2005-4, Cl 5A
1.921%, VAR ICE LIBOR USD 6 Month+1.750%, 11/25/2045	890	549
American Home Mortgage Investment Trust, Ser 2006-1, Cl 12A1
0.492%, VAR ICE LIBOR USD 1 Month+0.400%, 03/25/2046	2,823	2,733
Angel Oak Mortgage Trust I, Ser 2019-2, Cl A1
3.628%, 03/25/2049 (C)(F)	176	178
Angel Oak Mortgage Trust, Ser 2020-2, Cl A1A
2.531%, 01/26/2065 (C)(F)	787	800
Angel Oak Mortgage Trust, Ser 2020-5, Cl A1
1.373%, 05/25/2065 (C)(F)	283	284
AOA Mortgage Trust, Ser 2015-1177, Cl A
2.957%, 12/13/2029 (C)	930	931
Arbor Multifamily Mortgage Securities Trust, Ser MF2, Cl B
2.560%, 06/15/2054 (C)(F)	615	617
AREIT Trust, Ser CRE3, Cl A
1.145%, VAR ICE LIBOR USD 1 Month+1.020%, 09/14/2036 (C)	4,769	4,766
BAMLL Commercial Mortgage Securities Trust, Ser 2018-PARK, Cl A
4.091%, 08/10/2038 (C)(F)	1,790	2,050

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
BAMLL Commercial Mortgage Securities Trust, Ser JGDN, Cl A
2.823%, VAR ICE LIBOR USD 1 Month+2.750%, 11/15/2030 (C)	$2,020	$2,048
BAMLL Re-REMIC Trust, Ser 2016-GG10, Cl AJA
6.024%, 08/10/2045 (C)(F)	1,625	715
Banc of America Funding Trust, Ser 2004-C, Cl 1A1
3.233%, 12/20/2034 (F)	8	8
Banc of America Funding Trust, Ser 2006-G, Cl 2A4
0.673%, VAR ICE LIBOR USD 1 Month+0.580%, 07/20/2036	109	109
BBCMS Mortgage Trust, Ser C6, Cl A2
2.690%, 02/15/2053	660	687
BBCMS Trust, Ser 2015-SRCH, Cl A1
3.312%, 08/10/2035 (C)	440	468
BBCMS Trust, Ser C10, Cl A5
2.492%, 07/15/2054	793	823
BCAP LLC Trust, Ser 2015-RR2, Cl 21A1
0.492%, 03/28/2037 (C)(F)	616	611
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
2.782%, 05/25/2034 (F)	7	7
Bear Stearns ARM Trust, Ser 2003-7, Cl 9A
2.783%, 10/25/2033 (F)	375	379
Bear Stearns Asset Backed Securities I Trust, Ser 2005-AC8, Cl A3, IO
7.559%, 11/25/2035 (F)	2,641	803
Bear Stearns Asset-Backed Securities I Trust, Ser 2005-AC6, Cl 1A3
5.500%, 09/25/2035 (F)	734	743
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR8, Cl X1, IO
0.716%, 06/11/2041 (C)(F)	1	–
Bear Stearns Mortgage Funding Trust, Ser 2007-AR3, Cl 1A1
0.232%, VAR ICE LIBOR USD 1 Month+0.140%, 03/25/2037	3,194	3,027
Benchmark Mortgage Trust, Ser B20, Cl A5
2.034%, 10/15/2053	930	930
Benchmark Mortgage Trust, Ser B24, Cl A5
2.584%, 03/15/2054	1,090	1,140
Benchmark Mortgage Trust, Ser B26, Cl A5
2.613%, 06/15/2054	473	496
Benchmark Mortgage Trust, Ser B27, Cl A5
2.390%, 07/15/2054	288	296
Bunker Hill Loan Depositary Trust, Ser 2019-2, Cl A1
2.879%, 07/25/2049 (C)	558	566

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	33

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Bunker Hill Loan Depositary Trust, Ser 2019-3, Cl A1
2.724%, 11/25/2059 (C)	$605	$616
BWAY Mortgage Trust, Ser 1740, Cl A
2.917%, 01/10/2035 (C)	1,540	1,562
BX Commercial Mortgage Trust, Ser 2019- XL, Cl F
2.073%, VAR ICE LIBOR USD 1 Month+2.000%, 10/15/2036 (C)	2,453	2,455
BX Commercial Mortgage Trust, Ser 2019- XL, Cl A
0.993%, VAR ICE LIBOR USD 1 Month+0.920%, 10/15/2036 (C)	1,077	1,079
BX Commercial Mortgage Trust, Ser IND, Cl H
3.073%, VAR ICE LIBOR USD 1 Month+3.000%, 11/15/2035 (C)	4,102	4,110
BX Trust, Ser 2019-OC11, Cl A
3.202%, 12/09/2041 (C)	610	657
BX Trust, Ser MMP, Cl A
1.073%, VAR ICE LIBOR USD 1 Month+1.000%, 08/15/2036 (C)	279	279
BX, Ser MFM1, Cl A
0.773%, VAR ICE LIBOR USD 1 Month+0.700%, 01/15/2034 (C)	735	736
Cali Mortgage Trust, Ser 2019-101C, Cl A
3.957%, 03/10/2029	1,280	1,457
CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Cl A
1.143%, VAR ICE LIBOR USD 1 Month+1.070%, 12/15/2037 (C)	940	942
CD Commercial Mortgage Trust, Ser 2006- CD2, Cl X, IO
0.023%, 01/15/2046 (C)(F)	54	–
CD Commercial Mortgage Trust, Ser 2017- CD3, Cl A4
3.631%, 02/10/2050	310	343
CD Commercial Mortgage Trust, Ser 2017- CD5, Cl XA, IO
1.017%, 08/15/2050 (F)	8,484	324
CD Mortgage Trust, Ser CD8, Cl A4
2.912%, 08/15/2057	406	433
Century Plaza Towers, Ser 2019-CPT, Cl A
2.865%, 11/13/2039 (C)	1,160	1,236
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl ASB
3.367%, 06/15/2050	306	328
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl A4
3.572%, 06/15/2050	371	408
CFK Trust, Ser 2020-MF2, Cl E
3.573%, 03/15/2039 (C)(F)	2,840	2,776

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
CFK Trust, Ser MF2, Cl F
3.573%, 03/15/2039 (C)(F)	$2,960	$2,778
Chase Mortgage Finance, Ser 2007-A1, Cl 9A1
2.677%, 02/25/2037 (F)	6	6
Chase Mortgage Finance, Ser 2007-A1, Cl 2A1
2.479%, 02/25/2037 (F)	9	9
Chase Mortgage Finance, Ser 2007-A2, Cl 1A1
2.276%, 06/25/2035 (F)	12	11
CHT Mortgage Trust, Ser 2017-CSMO, Cl A
1.003%, VAR ICE LIBOR USD 1 Month+0.930%, 11/15/2036 (C)
CIM Trust, Ser 2018-INV1, Cl A4	490	490
4.000%, 08/25/2048 (C)(F)	141	143
Citigroup Commercial Mortgage Trust, Ser 2013-375P, Cl A
3.251%, 05/10/2035 (C)	240	250
Citigroup Commercial Mortgage Trust, Ser 2019-GC41, Cl A5
2.869%, 08/10/2056	2,680	2,867
Citigroup Global Markets Mortgage Securities VII, Ser 2003-HYB1, Cl A
2.587%, 09/25/2033 (F)	7	8
Citigroup Mortgage Loan Trust, Ser 2017- RP2, Cl A1
3.250%, 07/25/2067 (C)(F)	2,288	2,315
Citigroup Mortgage Loan Trust, Ser 2021- INV1, Cl A3A
2.500%, 05/25/2051 (C)(F)	1,975	2,010
COLT Funding LLC, Ser 2019-4, Cl A1
2.579%, 11/25/2049 (C)(F)	374	375
COLT Mortgage Loan Trust, Ser 2020-2, Cl A1
1.853%, 03/25/2065 (C)(F)	40	40
COMM Mortgage Trust, Ser 2012-LC4, Cl A4
3.288%, 12/10/2044	67	67
COMM Mortgage Trust, Ser 2013-CR10, Cl A4
4.210%, 08/10/2046 (F)	15	16
COMM Mortgage Trust, Ser 2013-CR12, Cl AM
4.300%, 10/10/2046	130	137
COMM Mortgage Trust, Ser 2013-CR12, Cl C
5.241%, 10/10/2046 (F)	70	70
COMM Mortgage Trust, Ser 2013-CR12, Cl B
4.762%, 10/10/2046 (F)	120	127
COMM Mortgage Trust, Ser 2013-CR6, Cl B
3.397%, 03/10/2046 (C)	299	307
COMM Mortgage Trust, Ser 2014-UBS2, Cl XA, IO
1.290%, 03/10/2047 (F)	1,537	38

34	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust, Ser 2014-UBS2, Cl A5
3.961%, 03/10/2047	$236	$254
COMM Mortgage Trust, Ser 2014-UBS3, Cl AM
4.012%, 06/10/2047	285	306
COMM Mortgage Trust, Ser 2015-LC19, Cl XA, IO
1.259%, 02/10/2048 (F)	5,727	191
COMM Mortgage Trust, Ser 2017-PANW, Cl A
3.244%, 10/10/2029 (C)	410	426
COMM Mortgage Trust, Ser CBM, Cl A2
2.896%, 02/10/2037 (C)	1,230	1,251
COMM Mortgage Trust, Ser CR11, Cl A4
4.258%, 08/10/2050	1,822	1,954
COMM Mortgage Trust, Ser CR14, Cl B
4.762%, 02/10/2047 (F)	850	914
COMM Mortgage Trust, Ser CR26, Cl C
4.625%, 10/10/2048 (F)	745	808
COMM Mortgage Trust, Ser CR6, Cl A4
3.101%, 03/10/2046	1,420	1,457
COMM Mortgage Trust, Ser CR8, Cl A5
3.612%, 06/10/2046 (F)	320	336
COMM Mortgage Trust, Ser LC21, Cl A4
3.708%, 07/10/2048	311	340
COMM Mortgage Trust, Ser LC23, Cl ASB
3.598%, 10/10/2048	706	747
COMM Mortgage Trust, Ser LC23, Cl A3
3.521%, 10/10/2048	368	393
COMM Mortgage Trust, Ser LC6, Cl AM
3.282%, 01/10/2046	1,560	1,611
COMM Mortgage Trust, Ser UBS4, Cl A4
3.420%, 08/10/2047	729	768
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR4, Cl AM
3.251%, 10/15/2045	590	595
Connecticut Avenue Securities Trust, Ser 2019-R02, Cl 1M2
2.392%, VAR ICE LIBOR USD 1 Month+2.300%, 08/25/2031 (C)	1,013	1,020
Connecticut Avenue Securities Trust, Ser 2019-R07, Cl 1M2
2.192%, VAR ICE LIBOR USD 1 Month+2.100%, 10/25/2039 (C)	1,353	1,358
Connecticut Avenue Securities Trust, Ser 2020-R01, Cl 1M2
2.142%, VAR ICE LIBOR USD 1 Month+2.050%, 01/25/2040 (C)	541	543
Core Mortgage Trust, Ser 2019-CORE, Cl A
0.953%, VAR ICE LIBOR USD 1 Month+0.880%, 12/15/2031 (C)	699	699

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 5A1
7.000%, 12/25/2033	$19	$20
Credit Suisse First Boston Mortgage Securities, Ser 2003-AR24, Cl 2A4
2.662%, 10/25/2033 (F)	603	593
Credit Suisse Mortgage Trust, Ser 2019, Cl B
4.024%, 12/15/2021	3,790	3,720
Credit Suisse Mortgage Trust, Ser NXSR, Cl A4
3.795%, 12/15/2049 (F)	730	807
CSAIL Commercial Mortgage Trust, Ser 2015-C2, Cl A4
3.504%, 06/15/2057	414	447
CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl A3
3.447%, 08/15/2048	499	529
CSAIL Commercial Mortgage Trust, Ser 2015-C4, Cl A4
3.808%, 11/15/2048	345	380
CSAIL Commercial Mortgage Trust, Ser C16, Cl A3
3.329%, 06/15/2052	891	973
CSAIL Commercial Mortgage Trust, Ser C17, Cl A4
2.763%, 09/15/2052	429	450
CSAIL Commercial Mortgage Trust, Ser C20, Cl A3
2.805%, 03/15/2054	1,746	1,847
CSMC Trust, Ser 2014-USA, Cl E
4.373%, 09/15/2037 (C)	290	260
CSMC Trust, Ser 2017-CHOP, Cl G
5.673%, VAR ICE LIBOR USD 1 Month+5.350%, 07/15/2032 (C)	1,000	821
CSMC Trust, Ser 2017-PFHP, Cl A
1.023%, VAR ICE LIBOR USD 1 Month+0.950%, 12/15/2030 (C)	1,190	1,183
CSMC Trust, Ser 2017-RPL1, Cl M2
3.015%, 07/25/2057 (C)(F)	1,760	1,692
CSMC Trust, Ser 2018-J1, Cl A2
3.500%, 02/25/2048 (C)(F)	3,134	3,209
CSMC Trust, Ser 2020-RPL4, Cl A1
2.000%, 01/25/2060 (C)(F)	956	980
CSMC Trust, Ser 2021-RPL3, Cl A1
2.000%, 01/25/2060 (C)(F)	2,438	2,472
CSMC Trust, Ser 2021-RPL4, Cl A1
1.796%, 12/27/2060 (C)(F)	580	581
CSMC, Ser 2021-2R, Cl 1A1
1.836%, VAR ICE LIBOR USD 1 Month+1.750%, 07/25/2047 (C)	1,274	1,276
CSMC, Ser 2014-11R, Cl 9A2
0.372%, VAR ICE LIBOR USD 1 Month+0.140%, 10/27/2036 (C)	2,355	2,043

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	35

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
CSMC, Ser 2014-7R, Cl 8A1
3.107%, 07/27/2037 (C)(F)	$84	$84
CSMC, Ser 2014-USA, Cl A2
3.953%, 09/15/2037 (C)	2,135	2,300
CSMC, Ser 2015-5R, Cl 1A1
1.048%, 09/27/2046 (C)(F)	197	198
DBCCRE Mortgage Trust, Ser 2014-ARCP, Cl A
4.238%, 01/10/2034 (C)	1,175	1,247
DBCCRE Mortgage Trust, Ser 2018-ARCP, Cl C
5.099%, 01/10/2034 (C)(F)	315	331
DC Office Trust, Ser 2019-MTC, Cl A
2.965%, 09/15/2045 (C)	1,240	1,324
DOLP Trust, Ser NYC, Cl A
2.956%, 05/10/2041 (C)	985	1,050
DSLA Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
0.893%, VAR ICE LIBOR USD 1 Month+0.800%, 11/19/2044	392	378
EverBank Mortgage Loan Trust, Ser 2018-1, Cl A22
3.500%, 02/25/2048 (C)(F)	269	272
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA2, Cl M3
4.742%, VAR ICE LIBOR USD 1 Month+4.650%, 10/25/2028	246	257
Flagstar Mortgage Trust, Ser 2018-2, Cl A4
3.500%, 04/25/2048 (C)(F)	596	599
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 1M2
2.692%, VAR ICE LIBOR USD 1 Month+2.600%, 05/25/2024	593	597
FNMA Connecticut Avenue Securities, Ser 2014-C03, Cl 1M2
3.092%, VAR ICE LIBOR USD 1 Month+3.000%, 07/25/2024	2,170	2,186
FNMA Connecticut Avenue Securities, Ser 2018-C05, Cl 1B1
4.342%, VAR ICE LIBOR USD 1 Month+4.250%, 01/25/2031	540	564
FNMA Connecticut Avenue Securities, Ser 2018-C05, Cl 1M2
2.442%, VAR ICE LIBOR USD 1 Month+2.350%, 01/25/2031	2,160	2,186
FWDSecuritization Trust, Ser 2019-INV1, Cl A1
2.810%, 06/25/2049 (C)(F)	800	818
GCAT, Ser 2019-NQM1, Cl A1
2.985%, 02/25/2059 (C)	185	186
GPMT, Ser FL3, Cl A
1.333%, VAR ICE LIBOR USD 1 Month+1.250%, 07/16/2035 (C)	1,100	1,101

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities II, Ser 2010-C1, Cl A2
4.592%, 08/10/2043 (C)	$224	$224
GS Mortgage Securities II, Ser 2017-SLP, Cl C
3.924%, 10/10/2032 (C)	1,310	1,338
GS Mortgage Securities II, Ser GC30, Cl B
4.165%, 05/10/2050 (F)	480	519
GS Mortgage Securities II, Ser SRP5, Cl A
1.623%, VAR ICE LIBOR USD 1 Month+1.300%, 09/15/2031 (C)	2,900	2,561
GS Mortgage Securities Trust, Ser 2006- GG8, Cl AJ
5.622%, 11/10/2039	183	59
GS Mortgage Securities Trust, Ser 2006- GG8, Cl X, IO
1.270%, 11/10/2039 (C)(F)	233	1
GS Mortgage Securities Trust, Ser 2012- GC6, Cl A3
3.482%, 01/10/2045	608	609
GS Mortgage Securities Trust, Ser 2013- GC16, Cl B
5.161%, 11/10/2046 (F)	270	289
GS Mortgage Securities Trust, Ser 2014- GC18, Cl A4
4.074%, 01/10/2047	977	1,046
GS Mortgage Securities Trust, Ser 2014- GC26, Cl B
4.215%, 11/10/2047 (F)	680	705
GS Mortgage Securities Trust, Ser GSA2, Cl A4
1.721%, 12/12/2053	807	790
GS Mortgage Securities Trust, Ser ROSS, Cl A
1.223%, VAR ICE LIBOR USD 1 Month+1.150%, 05/15/2026 (C)	2,170	2,171
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057 (C)	3,319	3,503
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 09/19/2027 (C)(F)	13	13
GSR Mortgage Loan Trust, Ser 2003-13, Cl 1A1
2.827%, 10/25/2033 (F)	150	159
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/2034	14	14
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/2037	4	4

36	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
HarborView Mortgage Loan, Ser 2004-3, Cl 1A
2.732%, 05/19/2034 (F)	$553	$558
Hudson Yards Mortgage Trust, Ser 2019- 30HY, Cl A
3.228%, 07/10/2039 (C)	1,225	1,333
Hudson Yards Mortgage Trust, Ser 2019- 55HY, Cl A
3.041%, 12/10/2041 (C)(F)	1,240	1,335
Impact Funding, Ser 2010-1, Cl A1
5.314%, 01/25/2051 (C)	1,038	1,107
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl B
5.048%, 01/15/2047 (F)	130	139
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl C
4.705%, 09/15/2047 (F)	120	119
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C23, Cl A4
3.670%, 09/15/2047	357	380
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A3
2.912%, 10/15/2048	1,792	1,855
JPMBB Commercial Mortgage Securities Trust, Ser C21, Cl AS
3.997%, 08/15/2047	415	446
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-CB15, Cl X1, IO
7.694%, 06/12/2043 (F)	428	–
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB19, Cl AJ
6.101%, 02/12/2049 (F)	11	12
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LD12, Cl AJ
6.715%, 02/15/2051 (F)	2	2
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C5, Cl B
5.611%, 08/15/2046 (C)(F)	296	297
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl C
4.723%, 07/15/2047 (F)	380	387
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-BCON, Cl B
3.881%, 01/05/2031 (C)(F)	1,305	1,346
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2019-OSB, Cl A
3.397%, 06/05/2039 (C)	1,500	1,653
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
2.512%, 11/25/2033 (F)	17	17

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 4A1
2.472%, 08/25/2034 (F)	$37	$39
JPMorgan Mortgage Trust, Ser 2015-5, Cl A9
2.462%, 05/25/2045 (C)(F)	67	69
JPMorgan Mortgage Trust, Ser 2018-4, Cl A1
3.500%, 10/25/2048 (C)(F)	219	223
JPMorgan Mortgage Trust, Ser 2018-5, Cl A1
3.500%, 10/25/2048 (C)(F)	661	667
KKR Industrial Portfolio Trust, Ser KDIP, Cl A
0.623%, VAR ICE LIBOR USD 1 Month+0.550%, 12/15/2037 (C)	455	455
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl XCL, IO
0.368%, 02/15/2041 (C)(F)	304	1
Lehman XS Trust, Ser 2007-16N, Cl 2A2
0.942%, VAR ICE LIBOR USD 1 Month+0.850%, 09/25/2047	5,390	5,474
Master Resecuritization Trust, Ser 2005, Cl 3, PO
0.000%, 05/28/2035 (A)(C)	3	2
MASTR Reperforming Loan Trust, Ser 2005- 1, Cl 1A1
6.000%, 08/25/2034 (C)	1,239	955
Mello Mortgage Capital Acceptance, Ser 2021-INV1, Cl A3
2.500%, 06/25/2051 (C)(F)	1,655	1,685
Mello Warehouse Securitization Trust, Ser 2020-1, Cl A
0.992%, VAR ICE LIBOR USD 1 Month+0.900%, 10/25/2053 (C)	895	895
Mello Warehouse Securitization Trust, Ser 2020-2, Cl A
0.892%, VAR ICE LIBOR USD 1 Month+0.800%, 11/25/2053 (C)	971	972
Mello Warehouse Securitization Trust, Ser 2021-1, Cl A
0.792%, VAR ICE LIBOR USD 1 Month+0.700%, 02/25/2055 (C)	280	280
Mello Warehouse Securitization Trust, Ser 2021-2, Cl A
0.842%, VAR ICE LIBOR USD 1 Month+0.750%, 04/25/2055 (C)	780	780
Merrill Lynch Mortgage Investors Trust, Ser 2003-A4, Cl 2A
2.444%, 07/25/2033 (F)	9	9
Merrill Lynch Mortgage Investors Trust, Ser 2004-A1, Cl 4A
2.375%, 02/25/2034 (F)	37	38
MFA Trust, Ser 2021-RPL1, Cl A1
1.131%, 07/25/2060 (C)(F)	875	872

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	37

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
MHC Trust, Ser MHC2, Cl A
0.923%, VAR ICE LIBOR USD 1 Month+0.850%, 05/15/2023 (C)	$1,250	$1,252
Mill City Mortgage Loan Trust, Ser 2021- NMR1, Cl A1
1.125%, 11/25/2060 (C)(F)	1,187	1,192
MKT Mortgage Trust, Ser 525M, Cl A
2.694%, 02/12/2040 (C)	1,750	1,833
ML-CFC Commercial Mortgage Trust, Ser 2006-4, Cl XC, IO
1.391%, 12/12/2049 (C)(F)	2	–
ML-CFC Commercial Mortgage Trust, Ser 2007-5, Cl AJ
5.450%, 08/12/2048 (F)	84	41
ML-CFC Commercial Mortgage Trust, Ser 2007-5, Cl AJFL
5.450%, 08/12/2048 (C)(F)	11	5
ML-CFC Commercial Mortgage Trust, Ser 2007-9, Cl AJ
6.193%, 09/12/2049 (F)	26	25
Morgan Stanley BAML Trust, Ser 2012-CKSV, Cl A2
3.277%, 10/15/2030 (C)	758	754
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl B
3.930%, 11/15/2045	390	401
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C9, Cl AS
3.456%, 05/15/2046	80	83
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C20, Cl A4
3.249%, 02/15/2048	138	148
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C25, Cl A5
3.635%, 10/15/2048	250	273
Morgan Stanley Bank of America Merrill Lynch Trust, Ser C34, Cl B
4.111%, 11/15/2052 (F)	1,030	1,127
Morgan Stanley Bank of America Merrill Lynch Trust, Ser C5, Cl A4
3.176%, 08/15/2045	209	213
Morgan Stanley Capital I Trust, Ser 2006- IQ12, Cl AJ
5.399%, 12/15/2043	53	35
Morgan Stanley Capital I Trust, Ser 2007- IQ16, Cl AJ
6.470%, 12/12/2049 (F)	85	48
Morgan Stanley Capital I Trust, Ser 2007-T27, Cl AJ
6.215%, 06/11/2042 (F)	1,350	1,386
Morgan Stanley Capital I Trust, Ser 2016-BNK2, Cl XA, IO
1.164%, 11/15/2049 (F)	3,310	128

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust, Ser 2017-ASHF, Cl A
0.923%, VAR ICE LIBOR USD 1 Month+0.850%, 11/15/2034 (C)	$38	$37
Morgan Stanley Capital I Trust, Ser 2019-BPR, Cl A
1.473%, VAR ICE LIBOR USD 1 Month+1.400%, 05/15/2036 (C)	1,720	1,680
Morgan Stanley Capital I Trust, Ser HR8, Cl A3
1.790%, 07/15/2053	576	568
Morgan Stanley Capital I, Ser L6, Cl A4
2.444%, 06/15/2054	481	495
MSCG Trust, Ser 2015-ALDR, Cl A2
3.577%, 06/07/2035 (C)(F)	490	506
MSG III Securitization Trust, Ser 2021-1, Cl A
0.841%, VAR ICE LIBOR USD 1 Month+0.750%, 06/25/2054 (C)	490	490
Natixis Commercial Mortgage Securities Trust, Ser 2PAC, Cl A
2.966%, 12/15/2038 (C)	1,260	1,318
New Residential Mortgage Loan Trust, Ser 2017-1A, Cl A1
4.000%, 02/25/2057 (C)(F)	829	881
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059 (C)(F)	421	425
NewRez Warehouse Securitization Trust, Ser 2021-1, Cl A
0.842%, VAR ICE LIBOR USD 1 Month+0.750%, 05/25/2055 (C)	2,027	2,030
Nomura Asset Acceptance Alternative Loan Trust, Ser 2007-1, Cl 1A3
5.957%, 03/25/2047	75	78
OBX Trust, Ser 2019-EXP1, Cl 1A3
4.000%, 01/25/2059 (C)(F)	237	242
OBX Trust, Ser 2020-EXP1, Cl 2A1A
0.842%, VAR ICE LIBOR USD 1 Month+0.750%, 02/25/2060 (C)	656	657
OBX Trust, Ser 2020-EXP3, Cl 2A1A
0.992%, VAR ICE LIBOR USD 1 Month+0.900%, 01/25/2060 (C)	555	556
One Bryant Park Trust, Ser 2019-OBP, Cl A
2.516%, 09/15/2054 (C)	1,570	1,626
Onslow Bay Mortgage Loan Trust, Ser 2021-NQM2, Cl A1
1.101%, 05/25/2061 (C)(F)	810	810
PHH Alternative Mortgage Trust, Ser 2007- 3, Cl A3
0.692%, VAR ICE LIBOR USD 1 Month+0.600%, 07/25/2037	5,173	5,128
Prime Mortgage Trust, Ser 2004-CL1, Cl 1A1
6.000%, 02/25/2034	12	12

38	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Prime Mortgage Trust, Ser 2004-CL1, Cl 1, PO
0.000%, 02/25/2034 (A)(G)	$4	$3
Prime Mortgage Trust, Ser 2006-DR1, Cl 2A1
5.500%, 05/25/2035 (C)	860	787
Radnor RE, Ser 2018-1, Cl M2
2.792%, VAR ICE LIBOR USD 1 Month+2.700%, 03/25/2028 (C)	7,270	7,344
RBSCF Trust, Ser 2013-GSP, Cl A
3.961%, 01/15/2032 (C)(F)	445	472
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
2.892%, 12/25/2034 (F)	226	224
Residential Mortgage Loan Trust, Ser 2019- 3, Cl A1
2.633%, 09/25/2059 (C)(F)	1,204	1,218
Seasoned Credit Risk Transfer Trust, Ser 2016-1, Cl M2
3.750%, 09/25/2055 (C)(F)	2,960	3,060
Seasoned Credit Risk Transfer Trust, Ser 2019-1, Cl M
4.750%, 07/25/2058 (C)(F)	2,840	2,993
Sequoia Mortgage Trust, Ser 2018-CH4, Cl B1B
5.024%, 10/25/2048 (C)(F)	1,215	1,265
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A1
3.872%, 01/05/2043 (C)(F)	390	431
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A2B
4.144%, 01/05/2043 (C)(F)	75	82
SG Residential Mortgage Trust, Ser 2019-3, Cl A1
2.703%, 09/25/2059 (C)(F)	84	85
Silverstone Master Issuer, Ser 2018-1A, Cl 1A
0.576%, VAR ICE LIBOR USD 3 Month+0.390%, 01/21/2070 (C)	179	179
SLG Office Trust, Ser OVA, Cl A
2.585%, 07/15/2041 (C)	1,305	1,359
STACR Trust, Ser 2018-DNA3, Cl M2A
2.192%, VAR ICE LIBOR USD 1 Month+2.100%, 09/25/2048 (C)	670	676
STAR Trust, Ser 2021-1, Cl A1
1.219%, 05/25/2065 (C)(F)	645	647
Starwood Mortgage Residential Trust, Ser 2019-INV1, Cl A1
2.610%, 09/27/2049 (C)(F)	53	53
Starwood Mortgage Residential Trust, Ser 2020-1, Cl A1
2.275%, 02/25/2050 (C)(F)	815	824

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Starwood Mortgage Residential Trust, Ser 2020-3, Cl A1
1.486%, 04/25/2065 (C)(F)	$594	$600
Starwood Mortgage Residential Trust, Ser 2020-INV1, Cl A1
1.027%, 11/25/2055 (C)(F)	544	544
Structured Asset Mortgage Investments II Trust, Ser 2007-AR3, Cl 2A1
0.282%, VAR ICE LIBOR USD 1 Month+0.190%, 09/25/2047	4,041	3,860
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003-24A, Cl 3A2
2.242%, 07/25/2033 (F)	39	40
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003-37A, Cl 2A
2.243%, 12/25/2033 (F)	15	15
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl D
4.616%, 12/10/2045 (C)(F)	670	492
Verus Securitization Trust, Ser 2019-3, Cl A1
2.784%, 07/25/2059 (C)	829	839
Verus Securitization Trust, Ser 2019-4, Cl A1
2.642%, 11/25/2059 (C)	1,155	1,175
Verus Securitization Trust, Ser 2019-INV2, Cl A1
2.913%, 07/25/2059 (C)(F)	502	510
Verus Securitization Trust, Ser 2019-INV3, Cl A1
2.692%, 11/25/2059 (C)(F)	640	652
Verus Securitization Trust, Ser 2020-2, Cl A1
2.226%, 05/25/2060 (C)(F)	1,019	1,028
Verus Securitization Trust, Ser 2020-5, Cl A1
1.218%, 05/25/2065 (C)	232	233
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/2066 (C)(F)	745	744
Verus Securitization Trust, Ser 2021-2, Cl A1
1.031%, 02/25/2066 (C)(F)	1,305	1,305
Verus Securitization Trust, Ser 2021-3, Cl A1
1.046%, 06/25/2066 (C)(F)	851	851
Verus Securitization Trust, Ser 2021-R1, Cl A1
0.820%, 10/25/2063 (C)(F)	916	915
Verus Securitization Trust, Ser 2021-R3, Cl A1
1.020%, 04/25/2064 (C)(F)	882	881
Visio Trust, Ser 2020-1R, Cl A1
1.312%, 11/25/2055 (C)	606	607
VNDO Mortgage Trust, Ser 2012-6AVE, Cl C
3.448%, 11/15/2030 (C)(F)	987	1,012
VNO Mortgage Trust, Ser 2012-6AVE, Cl A
2.996%, 11/15/2030 (C)	110	113

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	39

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
2.550%, 10/25/2033 (F)	$28	$28
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
2.662%, 08/25/2033 (F)	16	16
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
2.746%, 09/25/2033 (F)	27	28
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A10
17.211%, 06/25/2033 (F)	4	5
WaMu Mortgage Pass-Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/2033	64	66
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A2
2.577%, 06/25/2034 (F)	16	16
WaMu Mortgage Pass-Through Certificates, Ser 2004-RA4, Cl 3A
7.500%, 07/25/2034	70	75
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A3
1.652%, VAR ICE LIBOR USD 1 Month+1.560%, 10/25/2045	250	260
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A1 0.612%, VAR ICE LIBOR USD 1 Month+0.520%, 11/25/2045	4,580	4,507
WaMu Mortgage Pass-Through Certificates, Ser 2007-OA1, Cl A1A
0.816%, VAR 12 Month Treas Avg+0.700%, 02/25/2047	1,254	1,195
Washington Mutual Mortgage Pass-Through Certificates Trust, Ser 2007-OA2, Cl 2A
0.816%, VAR 12 Month Treas Avg+0.700%, 01/25/2047	811	718
Waterfall Commercial Mortgage Trust, Ser 2015-SBC5, Cl A
4.104%, 09/14/2022 (C)(F)	261	265
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl C
4.693%, 10/15/2045 (F)	780	807
Wells Fargo Commercial Mortgage Trust, Ser 2013-LC12, Cl B
4.435%, 07/15/2046 (F)	20	20
Wells Fargo Commercial Mortgage Trust, Ser 2014-LC18, Cl A5
3.405%, 12/15/2047	570	614
Wells Fargo Commercial Mortgage Trust, Ser 2016-C36, Cl XA, IO
1.399%, 11/15/2059 (F)	5,187	268

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage Backed Securities Trust, Ser 2005-AR7, Cl B1
3.237%, 05/25/2035 (F)	$1,695	$1,528
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO
1.451%, 06/15/2045 (C)(F)	583	3
WFRBS Commercial Mortgage Trust, Ser 2013-C13, Cl XA, IO
1.319%, 05/15/2045 (C)(F)	816	14
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl B
4.723%, 03/15/2047 (F)	110	117
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl B
4.213%, 08/15/2047 (F)	300	316
WFRBS Commercial Mortgage Trust, Ser C25, Cl ASB
3.369%, 11/15/2047	375	391

		232,074

Total Mortgage-Backed Securities (Cost $1,377,660) ($ Thousands)		1,374,429

ASSET-BACKED SECURITIES — 6.9%

Automotive — 0.8%

Ally Auto Receivables Trust, Ser 2019-4, Cl A3
1.840%, 06/17/2024	171	173
AmeriCredit Automobile Receivables Trust, Ser 2020-2, Cl A2A
0.600%, 12/18/2023	787	788
AmeriCredit Automobile Receivables Trust, Ser 2020-3, Cl A2
0.420%, 03/18/2024	816	816
Avis Budget Rental Car Funding AESOP, Ser 2017-1A, Cl A
3.070%, 09/20/2023 (C)	333	342
Avis Budget Rental Car Funding AESOP, Ser 2019-3A, Cl A
2.360%, 03/20/2026 (C)	665	696
Avis Budget Rental Car Funding AESOP, Ser 2020-1A, Cl A
2.330%, 08/20/2026 (C)	1,120	1,167
Avis Budget Rental Car Funding AESOP, Ser 2020-2A, Cl A
2.020%, 02/20/2027 (C)	2,800	2,883
Chase Auto Credit Linked Notes, Ser 2020- 1, Cl B
0.991%, 01/25/2028 (C)	581	583

40	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Chase Auto Credit Linked Notes, Ser 2020- 2, Cl B
0.840%, 02/25/2028 (C)	$872	$873
Chesapeake Funding II, Ser 2018-2A, Cl A1
3.230%, 08/15/2030 (C)	343	345
Chesapeake Funding II, Ser 2019-1A, Cl A1
2.940%, 04/15/2031 (C)	676	682
Chesapeake Funding II, Ser 2020-1A, Cl A1
0.870%, 08/16/2032 (C)	2,143	2,155
Chesapeake Funding II, Ser 2020-1A, Cl B
1.240%, 08/16/2032 (C)	1,455	1,469
Donlen Fleet Lease Funding 2, Ser 2021-2, Cl A2
0.560%, 12/11/2034 (C)	1,410	1,412
Donlen Fleet Lease Funding 2, Ser 2021-2, Cl B
0.980%, 12/11/2034 (C)	575	574
Donlen Fleet Lease Funding 2, Ser 2021-2, Cl C
1.200%, 12/11/2034 (C)	1,010	1,008
Drive Auto Receivables Trust, Ser 2020-2, Cl A2A
0.850%, 07/17/2023	49	49
Enterprise Fleet Financing, Ser 2019-1, Cl A2
2.980%, 10/20/2024 (C)	214	216
Enterprise Fleet Funding, Ser 2021-1, Cl A3
0.700%, 12/21/2026 (C)	425	424
Exeter Automobile Receivables Trust, Ser 2020-2A, Cl A
1.130%, 08/15/2023 (C)	311	311
Exeter Automobile Receivables Trust, Ser 2021-2A, Cl A2
0.270%, 01/16/2024	695	695
Ford Credit Auto Owner Trust, Ser 2018-1, Cl A
3.190%, 07/15/2031 (C)	588	634
Ford Credit Auto Owner Trust, Ser 2018-A, Cl A3
3.030%, 11/15/2022	28	28
Ford Credit Auto Owner Trust, Ser 2019-1, Cl A
3.520%, 07/15/2030 (C)	1,441	1,548
Ford Credit Auto Owner Trust, Ser 2021-1, Cl A
1.370%, 10/17/2033 (C)	1,664	1,676
GM Financial Consumer Automobile Receivables Trust, Ser 2020-1, Cl A2
1.830%, 01/17/2023	2	2
Hertz Vehicle Financing II, Ser 2016-2A, Cl B
3.940%, 03/25/2022 (C)	1,340	1,333

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Hertz Vehicle Financing III, Ser 2021-2A, Cl A
1.680%, 12/27/2027 (C)	$1,602	$1,605
Hertz Vehicle Financing, Ser 2021-1A, Cl A
1.210%, 12/26/2025 (C)	545	546
Hyundai Auto Receivables Trust, Ser 2020- B, Cl A2
0.380%, 03/15/2023	842	843
Nissan Auto Receivables Owner Trust, Ser 2021-A, Cl A3
0.330%, 10/15/2025	868	867
Santander Drive Auto Receivables Trust, Ser 2020-1, Cl A3
2.030%, 02/15/2024	386	388
Santander Drive Auto Receivables Trust, Ser 2020-2, Cl A2A
0.620%, 05/15/2023	204	204
Santander Drive Auto Receivables Trust, Ser 2020-3, Cl A2
0.460%, 09/15/2023	445	445
Santander Drive Auto Receivables Trust, Ser 2020-3, Cl A3
0.520%, 07/15/2024	580	581
Santander Drive Auto Receivables Trust, Ser 2020-4, Cl A2
0.420%, 09/15/2023	372	373
Santander Drive Auto Receivables Trust, Ser 2020-4, Cl A3
0.480%, 07/15/2024	524	525
Santander Drive Auto Receivables Trust, Ser 2021-2, Cl A2
0.280%, 04/15/2024	800	800
Santander Drive Auto Receivables Trust, Ser 2021-2, Cl B
0.590%, 09/15/2025	1,930	1,933
Santander Retail Auto Lease Trust, Ser 2021-B, Cl A3
0.510%, 08/20/2024 (C)	496	495
Santander Revolving Auto Loan Trust, Ser 2019-A, Cl A
2.510%, 01/26/2032 (C)	556	586
Tesla Auto Lease Trust, Ser 2021-A, Cl A3
0.560%, 03/20/2025 (C)	372	373
Tidewater Auto Receivables Trust, Ser 2020-AA, Cl A2
1.390%, 08/15/2024 (C)	251	252
Toyota Auto Loan Extended Note Trust, Ser 2021-1A, Cl A
1.070%, 02/27/2034 (C)	1,764	1,765
Toyota Auto Receivables Owner Trust, Ser 2019-D, Cl A2
1.920%, 07/15/2022	19	19

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	41

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Toyota Auto Receivables Owner Trust, Ser 2020-A, Cl A2
1.670%, 11/15/2022	$47	$47
Westlake Automobile Receivables Trust, Ser 2021-1A, Cl A2A
0.390%, 10/15/2024 (C)	1,050	1,051
Wheels SPV 2, Ser 2020-1A, Cl A2
0.510%, 08/20/2029 (C)	1,804	1,807

		38,387

Credit Cards — 0.1%

BA Credit Card Trust, Ser 2021-A1, Cl A1
0.440%, 09/15/2026	1,078	1,075
Citibank Credit Card Issuance Trust, Ser 2017-A6, Cl A6
0.843%, VAR ICE LIBOR USD 1 Month+0.770%, 05/14/2029	2,830	2,892

		3,967

Financials — 0.0%

Sequoia Infrastructure Funding I Ltd., Ser 2021-1A, Cl A
1.595%, VAR ICE LIBOR USD 3 Month+1.400%, 04/15/2031 (C)	1,065	1,065

Mortgage Related Securities — 0.3%

Aegis Asset-Backed Securities Trust, Ser 2003-3, Cl M1
1.142%, VAR ICE LIBOR USD 1 Month+1.050%, 01/25/2034	505	497
Aegis Asset-Backed Securities Trust, Ser 2005-5, Cl 2A
0.592%, VAR ICE LIBOR USD 1 Month+0.500%, 12/25/2035	104	104
Bear Stearns Asset-Backed Securities I Trust, Ser 2004-HE10, Cl M1
1.067%, VAR ICE LIBOR USD 1 Month+0.975%, 12/25/2034	301	298
Bear Stearns Asset-Backed Securities I Trust, Ser 2004-HE6, Cl M1
0.947%, VAR ICE LIBOR USD 1 Month+0.855%, 08/25/2034	2,599	2,581
Citigroup Mortgage Loan Trust, Ser 2006- HE2, Cl M1
0.382%, VAR ICE LIBOR USD 1 Month+0.290%, 08/25/2036	3,756	3,735
Master Asset-Backed Securities Trust, Ser 2007-HE1, Cl A4
0.372%, VAR ICE LIBOR USD 1 Month+0.280%, 05/25/2037	5,500	4,913

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Morgan Stanley ABS Capital I Trust, Ser 2005-HE1, Cl M1
0.767%, VAR ICE LIBOR USD 1 Month+0.675%, 12/25/2034	$371	$363
New Century Home Equity Loan Trust, Ser 2003-A, Cl A
0.812%, VAR ICE LIBOR USD 1 Month+0.720%, 10/25/2033 (C)	87	86
Option One Mortgage Loan Trust, Ser 2006-1, Cl 1A1
0.532%, VAR ICE LIBOR USD 1 Month+0.440%, 01/25/2036	600	599
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2002- AL1, Cl A2
3.450%, 02/25/2032	9	9

		13,185

Other Asset-Backed Securities — 5.7%

Academic Loan Funding Trust, Ser 2012-1A, Cl A2
1.192%, VAR ICE LIBOR USD 1 Month+1.100%, 12/27/2044 (C)	1,350	1,367
ACRES Commercial Realty, Ser 2021-FL1, Cl A
1.273%, VAR ICE LIBOR USD 1 Month+1.200%, 06/15/2036 (C)	1,760	1,761
American Tower Trust, Ser 2013-13, Cl 2A
3.070%, 03/15/2048 (C)	340	342
AMMC CLO XIII, Ser 2021-13A, Cl A1R2
1.226%, VAR ICE LIBOR USD 3 Month+1.050%, 07/24/2029 (C)	3,350	3,349
Antares CLO, Ser 2020-1A, Cl A1
2.073%, VAR ICE LIBOR USD 3 Month+1.900%, 10/23/2031 (C)	1,400	1,407
Apidos CLO XXI, Ser 2018-21A, Cl A1R
1.120%, VAR ICE LIBOR USD 3 Month+0.930%, 07/18/2027 (C)	414	414
Applebee’s Funding, Ser 2019-1A, Cl A2I
4.194%, 06/07/2049 (C)	1,856	1,902
Balboa Bay Loan Funding, Ser 2020-1A, Cl A
1.538%, VAR ICE LIBOR USD 3 Month+1.350%, 01/20/2032 (C)	1,405	1,410
Barings CLO, Ser 2017-IA, Cl AR
0.988%, VAR ICE LIBOR USD 3 Month+0.800%, 01/20/2028 (C)	1,048	1,049
Brazos Higher Education Authority, Ser 2010-1, Cl A2
1.347%, VAR ICE LIBOR USD 3 Month+1.200%, 02/25/2035	3,050	3,090

42	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Brazos Higher Education Authority, Ser 2011-2, Cl A3
1.176%, VAR ICE LIBOR USD 3 Month+1.000%, 10/27/2036	$2,150	$2,175
BVRT CMO
1.610%, 02/10/2022	501	501
BVRT Financing Trust
0.000%, 01/10/2033 (G)	786	786
BVRT Financing Trust, Ser 2020, Cl A71
1.900%, 07/10/2032	41	41
CARLYLE US CLO, Ser 2021-1A, Cl A1
1.331%, VAR ICE LIBOR USD 3 Month+1.140%, 04/15/2034 (C)	1,150	1,150
Cedar Funding XI Clo, Ser 2021-11A, Cl B2R
1.935%, VAR ICE LIBOR USD 3 Month+1.600%, 05/29/2032 (C)	1,690	1,692
Chase Funding Mortgage Loan Asset- Backed Certificates, Ser 2003-6, Cl 1A5
4.963%, 11/25/2034	33	35
CIT Education Loan Trust, Ser 2007-1, Cl A
0.237%, VAR ICE LIBOR USD 3 Month+0.090%, 03/25/2042 (C)	1,090	1,068
Citicorp Residential Mortgage Trust, Ser 2007-1, Cl A5
5.118%, 03/25/2037	1,389	1,425
Citicorp Residential Mortgage Trust, Ser 2007-1, Cl M1
5.118%, 03/25/2037	1,430	1,509
College Ave Student Loans, Ser 2021-A, Cl A2
1.600%, 07/25/2051 (C)	852	850
College Avenue Student Loans, Ser 2017-A, Cl A1
1.742%, VAR ICE LIBOR USD 1 Month+1.650%, 11/26/2046 (C)	501	511
College Avenue Student Loans, Ser 2018-A, Cl A2
4.130%, 12/26/2047 (C)	313	329
College Avenue Student Loans, Ser 2019-A, Cl A2
3.280%, 12/28/2048 (C)	558	576
College Avenue Student Loans, Ser 2021-B, Cl A2
1.760%, 06/25/2052 (C)	475	474
Countrywide Asset-Backed Certificates, Ser 2004-5, Cl 1A
0.592%, VAR ICE LIBOR USD 1 Month+0.500%, 10/25/2034	372	363
Countrywide Asset-Backed Certificates, Ser 2004-6, Cl 1A1
0.632%, VAR ICE LIBOR USD 1 Month+0.540%, 12/25/2034	254	248

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Countrywide Asset-Backed Certificates, Ser 2007-13, Cl 2A2
0.892%, VAR ICE LIBOR USD 1 Month+0.800%, 10/25/2047	$1,566	$1,556
Countrywide Home Equity Loan Trust, Ser 2006-F, Cl 2A1A
0.213%, VAR ICE LIBOR USD 1 Month+0.140%, 07/15/2036	297	276
CSEMC, Ser 2020-1, Cl A
7.252%, 08/09/2024	1,303	1,244
Dividend Solar Loans, Ser 2019-1, Cl A
3.670%, 08/22/2039 (C)	1,506	1,596
Dryden 77 CLO, Ser 2021-77A, Cl BR
1.784%, VAR ICE LIBOR USD 3 Month+1.650%, 05/20/2034 (C)	1,475	1,474
Dryden XXVI Senior Loan Fund, Ser 2018- 26A, Cl AR
1.084%, VAR ICE LIBOR USD 3 Month+0.900%, 04/15/2029 (C)	1,150	1,150
Educational Funding of the South, Ser 2011- 1, Cl A2
0.826%, VAR ICE LIBOR USD 3 Month+0.650%, 04/25/2035	1,021	1,029
Educational Funding, Ser 2006-1A, Cl A3
0.526%, VAR ICE LIBOR USD 3 Month+0.350%, 04/25/2033 (C)	2,013	1,675
Elmwood CLO II, Ser 2021-2A, Cl AR
1.338%, VAR ICE LIBOR USD 3 Month+1.150%, 04/20/2034 (C)	1,800	1,800
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2004-FF5, Cl A3C
1.092%, VAR ICE LIBOR USD 1 Month+1.000%, 08/25/2034	374	379
FirstKey Homes Trust, Ser 2021-SFR1, Cl A
1.538%, 08/17/2028 (C)	1,005	1,005
FNMA Grantor Trust, Ser 2017-T1, Cl A
2.898%, 06/25/2027	199	217
Ford Credit Floorplan Master Owner Trust A, Ser 2018-4, Cl A
4.060%, 11/15/2030	1,860	2,138
Galaxy XV CLO, Ser 2021-15A, Cl ARR
1.058%, VAR ICE LIBOR USD 3 Month+0.970%, 10/15/2030 (C)	1,700	1,700
Galaxy XXIX CLO, Ser 2018-29A, Cl A
0.946%, VAR ICE LIBOR USD 3 Month+0.790%, 11/15/2026 (C)	1,285	1,284
Global SC Finance, Ser 2014-1A, Cl A2
3.090%, 07/17/2029 (C)	521	528
GoldenTree Loan Opportunities IX, Ser 2018-9A, Cl AR2
1.287%, VAR ICE LIBOR USD 3 Month+1.110%, 10/29/2029 (C)	3,000	3,003

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	43

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Golub Capital BDC 3 CLO 1, Ser 2021-1A, Cl A
1.711%, VAR ICE LIBOR USD 3 Month+1.600%, 04/15/2033 (C)	$900	$900
GSAMP Trust, Ser 2003-SEA, Cl A1
0.892%, VAR ICE LIBOR USD 1 Month+0.800%, 02/25/2033	538	515
GSAMP Trust, Ser 2006-HE3, Cl A2D
0.592%, VAR ICE LIBOR USD 1 Month+0.500%, 05/25/2046	3,300	3,194
GSAMP Trust, Ser 2006-NC1, Cl A3
0.672%, VAR ICE LIBOR USD 1 Month+0.580%, 02/25/2036	811	810
Higher Education Funding, Ser 2014-1, Cl A
1.197%, VAR ICE LIBOR USD 3 Month+1.050%, 05/25/2034 (C)	1,216	1,222
Hildene Community Funding CDO, Ser 2020-1A, Cl AR
3.250%, 11/01/2035 (C)	1,240	1,228
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/2039 (C)	673	698
Home Partners of America Trust, Ser 2019-2, Cl A
2.703%, 10/19/2039 (C)	1,624	1,688
HSI Asset Securitization Trust, Ser 2006-OPT3, Cl 3A3
0.272%, VAR ICE LIBOR USD 1 Month+0.180%, 02/25/2036	74	74
Invitation Homes Trust, Ser 2018-SFR2, Cl A
0.973%, VAR ICE LIBOR USD 1 Month+0.900%, 06/17/2037 (C)	3,270	3,278
JGWPT XXX, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (C)	816	914
JGWPT XXXII, Ser 2014-2A, Cl A
3.610%, 01/17/2073 (C)	1,129	1,248
Laurel Road Prime Student Loan Trust, Ser 2020-A, Cl A1FX
0.720%, 11/25/2050 (C)	39	39
LCM 32, Ser 2021-32A, Cl B
1.810%, VAR ICE LIBOR USD 3 Month+1.700%, 07/20/2034 (C)	1,450	1,449
LCM XIII, Ser 2019-13A, Cl ARR
1.330%, VAR ICE LIBOR USD 3 Month+1.140%, 07/19/2027 (C)	1,400	1,400
LCM XXI, Ser 2018-21A, Cl AR
1.068%, VAR ICE LIBOR USD 3 Month+0.880%, 04/20/2028 (C)	822	821
LCM XXIV, Ser 2021-24A, Cl AR
1.168%, VAR ICE LIBOR USD 3 Month+0.980%, 03/20/2030 (C)	950	950
LoanCore Issuer, Ser 2019-CRE2, Cl A
1.203%, VAR ICE LIBOR USD 1 Month+1.130%, 05/15/2036 (C)	3,500	3,499

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Magnetite VII, Ser 2018-7A, Cl A1R2
0.984%, VAR ICE LIBOR USD 3 Month+0.800%, 01/15/2028 (C)	$993	$994
Magnetite XXVIII, Ser 2020-28A, Cl A
1.446%, VAR ICE LIBOR USD 3 Month+1.270%, 10/25/2031 (C)	1,800	1,801
MF, Ser 2020-FL4, Cl A
1.825%, VAR ICE LIBOR USD 1 Month+1.700%, 11/15/2035 (C)	980	988
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/2038	1,557	1,639
Morgan Stanley Resecuritization Trust, Ser 2015-R7, Cl 1BXA
7.546%, 02/26/2029 (C)(F)	930	928
MVW, Ser 2021-1WA, Cl A
1.140%, 01/22/2041 (C)	945	944
MVW, Ser 2021-1WA, Cl B
1.440%, 01/22/2041 (C)	470	469
Navient Private Education Loan Trust, Ser 2014-AA, Cl A3
1.673%, VAR ICE LIBOR USD 1 Month+1.600%, 10/15/2031 (C)	457	465
Navient Private Education Loan Trust,
Ser 2016-AA, Cl A2B
2.223%, VAR ICE LIBOR USD 1 Month+2.150%, 12/15/2045 (C)	372	383
Navient Private Education Loan Trust, Ser 2018-BA, Cl A2A
3.610%, 12/15/2059 (C)	440	459
Navient Private Education Loan Trust, Ser 2020-IA, Cl A1A
1.330%, 04/15/2069 (C)	2,667	2,662
Navient Private Education Refi Loan Trust, Ser 2018-A, Cl A2
3.190%, 02/18/2042 (C)	183	186
Navient Private Education Refi Loan Trust, Ser 2018-CA, Cl A2
3.520%, 06/16/2042 (C)	127	129
Navient Private Education Refi Loan Trust, Ser 2018-DA, Cl A2A
4.000%, 12/15/2059 (C)	1,242	1,307
Navient Private Education Refi Loan Trust, Ser 2019-A, Cl A2A
3.420%, 01/15/2043 (C)	1,271	1,303
Navient Private Education Refi Loan Trust, Ser 2019-CA, Cl A2
3.130%, 02/15/2068 (C)	1,817	1,857
Navient Private Education Refi Loan Trust, Ser 2019-D, Cl A2A
3.010%, 12/15/2059 (C)	1,611	1,678
Navient Private Education Refi Loan Trust, Ser 2019-FA, Cl A2
2.600%, 08/15/2068 (C)	3,206	3,268

44	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Navient Private Education Refi Loan Trust, Ser 2019-GA, Cl A
2.400%, 10/15/2068 (C)	$601	$613
Navient Private Education Refi Loan Trust, Ser 2020-A, Cl A2A
2.460%, 11/15/2068 (C)	1,271	1,313
Navient Private Education Refi Loan Trust, Ser 2020-BA, Cl A2
2.120%, 01/15/2069 (C)	728	739
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (C)	779	786
Navient Private Education Refi Loan Trust, Ser 2020-FA, Cl A
1.220%, 07/15/2069 (C)	1,183	1,190
Navient Private Education Refi Loan Trust, Ser 2020-GA, Cl A
1.170%, 09/16/2069 (C)	2,336	2,346
Navient Private Education Refi Loan Trust, Ser 2020-HA, Cl A
1.310%, 01/15/2069 (C)	1,456	1,466
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A
0.840%, 05/15/2069 (C)	182	182
Navient Private Education Refi Loan Trust, Ser 2021-BA, Cl A
0.940%, 07/15/2069 (C)	2,580	2,579
Navient Private Education Refi Loan Trust, Ser 2021-CA, Cl A
1.060%, 10/15/2069 (C)	3,809	3,817
Navient Student Loan Trust, Ser 2014-1, Cl A3
0.602%, VAR ICE LIBOR USD 1 Month+0.510%, 06/25/2031	2,721	2,708
Navient Student Loan Trust, Ser 2014-3, Cl	A
0.712%, VAR ICE LIBOR USD 1 Month+0.620%, 03/25/2083	2,303	2,275
Navient Student Loan Trust, Ser 2014-4, Cl	A
0.712%, VAR ICE LIBOR USD 1 Month+0.620%, 03/25/2083	1,573	1,574
Navient Student Loan Trust, Ser 2016-2A, Cl A3
1.592%, VAR ICE LIBOR USD 1 Month+1.500%, 06/25/2065 (C)	1,270	1,317
Navient Student Loan Trust, Ser 2017-1A, Cl A3
1.242%, VAR ICE LIBOR USD 1 Month+1.150%, 07/26/2066 (C)	1,000	1,025
Navient Student Loan Trust, Ser 2017-3A, Cl A3
1.142%, VAR ICE LIBOR USD 1 Month+1.050%, 07/26/2066 (C)	2,900	2,953

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Navient Student Loan Trust, Ser 2019-BA, Cl A2A
3.390%, 12/15/2059 (C)	$1,296	$1,354
Navient Student Loan Trust, Ser 2021-1A, Cl A1A
1.310%, 12/26/2069 (C)	554	545
Nelnet Student Loan Trust, Ser 2004-3, Cl A5
0.356%, VAR ICE LIBOR USD 3 Month+0.180%, 10/27/2036	562	554
Nelnet Student Loan Trust, Ser 2004-4, Cl A5
0.336%, VAR ICE LIBOR USD 3 Month+0.160%, 01/25/2037	946	935
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
0.286%, VAR ICE LIBOR USD 3 Month+0.110%, 10/25/2033	3,237	3,188
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
0.235%, VAR ICE LIBOR USD 3 Month+0.100%, 03/23/2037	2,817	2,772
Nelnet Student Loan Trust, Ser 2005-3, Cl A5
0.255%, VAR ICE LIBOR USD 3 Month+0.120%, 12/24/2035	2,783	2,740
Nelnet Student Loan Trust, Ser 2005-4, Cl A4
0.315%, VAR ICE LIBOR USD 3 Month+0.180%, 03/22/2032	440	426
Nelnet Student Loan Trust, Ser 2007-2A, Cl A3L
0.497%, VAR ICE LIBOR USD 3 Month+0.350%, 03/25/2026 (C)	44	44
Nelnet Student Loan Trust, Ser 2014-2A, Cl A3
0.942%, VAR ICE LIBOR USD 1 Month+0.850%, 07/27/2037 (C)	950	956
Nelnet Student Loan Trust, Ser 2014-4A, Cl A2
1.042%, VAR ICE LIBOR USD 1 Month+0.950%, 11/25/2048 (C)	2,155	2,195
Neuberger Berman Loan Advisers CLO 40, Ser 2021-40A, Cl A
1.248%, VAR ICE LIBOR USD 3 Month+1.060%, 04/16/2033 (C)	1,825	1,824
Oak Street Investment Grade Net Lease Fund, Ser 2020-1A, Cl A1
1.850%, 11/20/2050 (C)	1,109	1,125
Octagon Investment Partners 50, Ser 2020- 4A, Cl A1
1.484%, VAR ICE LIBOR USD 3 Month+1.300%, 10/15/2033 (C)	1,725	1,728

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	45

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Octagon Investment Partners XIV, Ser 2021- 1A, Cl AARR
1.134%, VAR ICE LIBOR USD 3 Month+0.950%, 07/15/2029 (C)	$3,200	$3,194
Orange Lake Timeshare Trust, Ser 2019-A, Cl A
3.060%, 04/09/2038 (C)	736	761
Origen Manufactured Housing, Ser 2006-A, Cl A2
2.238%, 10/15/2037 (F)	866	839
Parliament Funding II ltd, Ser 2020-1A, Cl A
2.638%, VAR ICE LIBOR USD 3 Month+2.450%, 08/12/2030 (C)	825	827
PFCA Home Equity Investment Trust, Ser 2004-GP2, Cl A
3.404%, 08/25/2035 (C)(F)	1,248	1,245
PFS Financing, Ser 2018-F, Cl A
3.520%, 10/15/2023 (C)	700	707
Progress Residential Trust, Ser 2019-SFR2, Cl A
3.147%, 05/17/2036 (C)	99	101
Progress Residential Trust, Ser 2019-SFR3, Cl A
2.271%, 09/17/2036 (C)	1,064	1,084
Progress Residential Trust, Ser 2019-SFR4, Cl A
2.687%, 10/17/2036 (C)	880	901
RAMP Trust, Ser 2006-RZ3, Cl M1
0.442%, VAR ICE LIBOR USD 1 Month+0.350%, 08/25/2036	5,655	5,589
Rockford Tower CLO, Ser 2019-2A, Cl A
1.485%, VAR ICE LIBOR USD 3 Month+1.330%, 08/20/2032 (C)	3,150	3,153
SBA Small Business Investment, Ser 2018-10B, Cl 1
3.548%, 09/10/2028	1,149	1,242
SBA Small Business Investment, Ser 2019-10A, Cl 1
3.113%, 03/10/2029	694	743
SLM Private Credit Student Loan Trust, Ser 2004-B, Cl A3
0.449%, VAR ICE LIBOR USD 3 Month+0.330%, 03/15/2024	380	380
SLM Private Credit Student Loan Trust, Ser 2005-A, Cl A4
0.429%, VAR ICE LIBOR USD 3 Month+0.310%, 12/15/2038	1,328	1,300
SLM Student Loan Trust, Ser 2003-1, Cl A5C
0.869%, VAR ICE LIBOR USD 3 Month+0.750%, 12/15/2032 (C)	656	639

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2003-7A, Cl A5A
1.319%, VAR ICE LIBOR USD 3 Month+1.200%, 12/15/2033 (C)	$2,115	$2,116
SLM Student Loan Trust, Ser 2005-4, Cl A4
0.346%, VAR ICE LIBOR USD 3 Month+0.170%, 07/25/2040	3,000	2,899
SLM Student Loan Trust, Ser 2006-8, Cl A6
0.336%, VAR ICE LIBOR USD 3 Month+0.160%, 01/25/2041	2,440	2,389
SLM Student Loan Trust, Ser 2007-2, Cl A4
0.236%, VAR ICE LIBOR USD 3 Month+0.060%, 07/25/2022	2,849	2,774
SLM Student Loan Trust, Ser 2007-3, Cl A4
0.236%, VAR ICE LIBOR USD 3 Month+0.060%, 01/25/2022	748	728
SLM Student Loan Trust, Ser 2007-7, Cl B
0.926%, VAR ICE LIBOR USD 3 Month+0.750%, 10/27/2070	1,050	951
SLM Student Loan Trust, Ser 2008-2, Cl A3
0.926%, VAR ICE LIBOR USD 3 Month+0.750%, 04/25/2023	786	776
SLM Student Loan Trust, Ser 2008-2, Cl B
1.376%, VAR ICE LIBOR USD 3 Month+1.200%, 01/25/2083	685	612
SLM Student Loan Trust, Ser 2008-3, Cl B
1.376%, VAR ICE LIBOR USD 3 Month+1.200%, 04/26/2083	685	638
SLM Student Loan Trust, Ser 2008-4, Cl A4
1.826%, VAR ICE LIBOR USD 3 Month+1.650%, 07/25/2022	612	618
SLM Student Loan Trust, Ser 2008-4, Cl B
2.026%, VAR ICE LIBOR USD 3 Month+1.850%, 04/25/2073	685	677
SLM Student Loan Trust, Ser 2008-5, Cl A4
1.876%, VAR ICE LIBOR USD 3 Month+1.700%, 07/25/2023	105	105
SLM Student Loan Trust, Ser 2008-5, Cl B
2.026%, VAR ICE LIBOR USD 3 Month+1.850%, 07/25/2073	685	676
SLM Student Loan Trust, Ser 2008-6, Cl A4
1.276%, VAR ICE LIBOR USD 3 Month+1.100%, 07/25/2023	3,076	3,084
SLM Student Loan Trust, Ser 2008-6, Cl B
2.026%, VAR ICE LIBOR USD 3 Month+1.850%, 07/26/2083	685	672
SLM Student Loan Trust, Ser 2008-7, Cl B
2.026%, VAR ICE LIBOR USD 3 Month+1.850%, 07/26/2083	685	681
SLM Student Loan Trust, Ser 2008-8, Cl B
2.426%, VAR ICE LIBOR USD 3 Month+2.250%, 10/25/2075	685	694

46	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2008-9, Cl A
1.676%, VAR ICE LIBOR USD 3 Month+1.500%, 04/25/2023	$1,295	$1,306
SLM Student Loan Trust, Ser 2008-9, Cl B
2.426%, VAR ICE LIBOR USD 3 Month+2.250%, 10/25/2083	685	690
SLM Student Loan Trust, Ser 2009-3, Cl A
0.842%, VAR ICE LIBOR USD 1 Month+0.750%, 01/25/2045 (C)	540	547
SLM Student Loan Trust, Ser 2010-1, Cl A
0.492%, VAR ICE LIBOR USD 1 Month+0.400%, 03/25/2025	350	344
SLM Student Loan Trust, Ser 2012-1, Cl A3
1.042%, VAR ICE LIBOR USD 1 Month+0.950%, 09/25/2028	1,795	1,775
SLM Student Loan Trust, Ser 2012-2, Cl A
0.792%, VAR ICE LIBOR USD 1 Month+0.700%, 01/25/2029	1,538	1,511
SLM Student Loan Trust, Ser 2012-6, Cl A3
0.842%, VAR ICE LIBOR USD 1 Month+0.750%, 05/26/2026	331	328
SLM Student Loan Trust, Ser 2021-10A, Cl A4
0.789%, VAR ICE LIBOR USD 3 Month+0.670%, 12/17/2068 (C)	2,657	2,654
SMB Private Education Loan Trust, Ser 2016-A, Cl A2A
2.700%, 05/15/2031 (C)	860	881
SMB Private Education Loan Trust, Ser 2016-B, Cl A2A
2.430%, 02/17/2032 (C)	431	442
SMB Private Education Loan Trust, Ser 2016-B, Cl A2B
1.523%, VAR ICE LIBOR USD 1 Month+1.450%, 02/17/2032 (C)	373	378
SMB Private Education Loan Trust, Ser 2016-C, Cl A2B
1.201%, VAR ICE LIBOR USD 1 Month+1.100%, 09/15/2034 (C)	401	404
SMB Private Education Loan Trust, Ser 2018-C, Cl A2A
3.630%, 11/15/2035 (C)	525	553
SMB Private Education Loan Trust, Ser 2019-A, Cl A2A
3.440%, 07/15/2036 (C)	2,069	2,169
SMB Private Education Loan Trust, Ser 2020-B, Cl A1A
1.290%, 07/15/2053 (C)	1,605	1,610
SMB Private Education Loan Trust, Ser 2020-PTA, Cl A2A
1.600%, 09/15/2054 (C)	1,669	1,685
SMB Private Education Loan Trust, Ser 2020-PTB, Cl A2A
1.600%, 09/15/2054 (C)	4,353	4,386

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SMB Private Education Loan Trust, Ser 2021-A, Cl APT1
1.070%, 01/15/2053 (C)	$3,990	$3,930
SMB Private Education Loan Trust, Ser 2021-B, Cl A
1.310%, 07/17/2051 (C)	2,758	2,747
SMB Private Education Loan Trust, Ser 2021-C, Cl A1
0.490%, VAR ICE LIBOR USD 1 Month+0.400%, 01/15/2053 (C)	827	827
SMB Private Education Loan Trust, Ser 2021-C, Cl A2
0.890%, VAR ICE LIBOR USD 1 Month+0.800%, 01/15/2053 (C)	1,274	1,274
SoFi Consumer Loan Program Trust, Ser 2019-4, Cl A
2.450%, 08/25/2028 (C)	401	403
SoFi Professional Loan Program Trust, Ser 2020-A, Cl A2FX
2.540%, 05/15/2046 (C)	1,293	1,336
SoFi Professional Loan Program Trust, Ser 2020-C, Cl AFX
1.950%, 02/15/2046 (C)	619	628
SoFi Professional Loan Program Trust, Ser 2021-A, Cl AFX
1.030%, 08/17/2043 (C)	1,214	1,213
SoFi Professional Loan Program, Ser 2016- D, Cl A1
1.042%, VAR ICE LIBOR USD 1 Month+0.950%, 01/25/2039 (C)	45	46
SoFi Professional Loan Program, Ser 2016- E, Cl A1
0.942%, VAR ICE LIBOR USD 1 Month+0.850%, 07/25/2039 (C)	65	65
SoFi Professional Loan Program, Ser 2017- A, Cl A1
0.792%, VAR ICE LIBOR USD 1 Month+0.700%, 03/26/2040 (C)	55	55
SoFi Professional Loan Program, Ser 2017- E, Cl A1
0.592%, VAR ICE LIBOR USD 1 Month+0.500%, 11/26/2040 (C)	32	32
SoFi Professional Loan Program, Ser 2018- A, Cl A2B
2.950%, 02/25/2042 (C)	342	349
South Carolina Student Loan, Ser 2015-A, Cl A
1.592%, VAR ICE LIBOR USD 1 Month+1.500%, 01/25/2036	1,383	1,395
Stack Infrastructure Issuer, Ser 2020-1A, Cl A2
1.893%, 08/25/2045 (C)	1,355	1,361

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	47

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A2
0.642%, VAR ICE LIBOR USD 1 Month+0.550%, 09/25/2034	$444	$435
Structured Asset Securities Mortgage Loan Trust, Ser 2007-WF1, Cl A1
0.302%, VAR ICE LIBOR USD 1 Month+0.210%, 02/25/2037	3,799	3,631
STWD, Ser 2019-FL1, Cl A
1.205%, VAR ICE LIBOR USD 1 Month+1.080%, 07/15/2038 (C)	445	445
Sunrun Vulcan Issuer, Ser 2021-1A, Cl A
2.460%, 01/30/2052 (C)	730	737
Symphony CLO XIX, Ser 2018-19A, Cl A
1.144%, VAR ICE LIBOR USD 3 Month+0.960%, 04/16/2031 (C)	1,700	1,697
Symphony CLO XXVI, Ser 2021-26A, Cl AR
1.189%, VAR ICE LIBOR USD 3 Month+1.080%, 04/20/2033 (C)	1,140	1,140
TCI-Flatiron CLO, Ser 2021-1A, Cl AR2
1.340%, VAR ICE LIBOR USD 3 Month+1.150%, 01/17/2032 (C)	1,500	1,500
Towd Point Mortgage Trust, Ser 2015-5, Cl A1B
2.750%, 05/25/2055 (C)(F)	28	28
Towd Point Mortgage Trust, Ser 2017-4, Cl A1
2.750%, 06/25/2057 (C)(F)	1,175	1,208
Towd Point Mortgage Trust, Ser 2017-5, Cl A1
0.692%, VAR ICE LIBOR USD 1 Month+0.600%, 02/25/2057 (C)	711	711
Towd Point Mortgage Trust, Ser 2017-6, Cl M1
3.250%, 10/25/2057 (C)(F)	1,050	1,106
Towd Point Mortgage Trust, Ser 2019-4, Cl A1
2.900%, 10/25/2059 (C)(F)	1,208	1,249
Towd Point Mortgage Trust, Ser 2019-HY2, Cl A1
1.092%, VAR ICE LIBOR USD 1 Month+1.000%, 05/25/2058 (C)	988	995
Towd Point Mortgage Trust, Ser 2019-MH1, Cl A1
3.000%, 11/25/2058 (C)(F)	2,154	2,192
Towd Point Mortgage Trust, Ser 2020-3, Cl A1
3.088%, 02/25/2063 (C)(F)	1,576	1,620
TPG Real Estate Finance Issuer, Ser 2018- FL2, Cl A
1.212%, VAR ICE LIBOR USD 1 Month+1.130%, 11/15/2037 (C)	3,712	3,712

Description	Face Amount (Thousands)		Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Trinity Rail Leasing, Ser 2020-2A, Cl A2
2.560%, 11/19/2050 (C)		$955	$979
Triton Container Finance VIII, Ser 2020-1A, Cl A
2.110%, 09/20/2045 (C)		391	393
United States Small Business Administration, Ser 2019-20D, Cl 1
2.980%, 04/01/2039		205	222
United States Small Business Administration, Ser 2019-25G, Cl 1
2.690%, 07/01/2044		373	401
Venture XXV Clo, Ser 2021-25A, Cl BR
1.888%, VAR ICE LIBOR USD 3 Month+1.700%, 04/20/2029 (C)		925	924
Venture XXVI CLO, Ser 2021-26A, Cl BR
1.888%, VAR ICE LIBOR USD 3 Month+1.700%, 01/20/2029 (C)		500	500
Verizon Master Trust, Ser 2021-1, Cl A
0.500%, 05/20/2027		1,602	1,598
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2006-2, Cl M2
0.382%, VAR ICE LIBOR USD 1 Month+0.290%, 07/25/2036		6,442	6,267
Zais CLO, Ser 2020-16A, Cl A2
2.488%, VAR ICE LIBOR USD 3 Month+2.300%, 10/20/2031 (C)		1,525	1,526

			260,869

Total Asset-Backed Securities (Cost $312,458) $( Thousands)			317,473

SOVEREIGN DEBT — 2.6%

Abu Dhabi Government International Bond
3.875%, 04/16/2050 (C)		2,170	2,498
2.500%, 10/11/2022 (C)		1,010	1,038
Argentine Republic Government International Bond
0.125%, 1.125%, 07/09/2021,
07/09/2035 (E)		2,557	809
1.000%, 07/09/2029		203	77
0.125%, 2.500%, 07/09/2021,
07/09/2041 (E)		1,460	521
0.125%, 0.500%, 07/09/2021,
07/09/2030 (E)		1,216	436
Brazil Notas do Tesouro Nacional, Ser F
10.000%, 01/01/2023	BRL	3,994	827
10.000%, 01/01/2025		20,585	4,329
10.000%, 01/01/2027		2,571	543
Brazilian Government International Bond
5.625%, 01/07/2041		$1,120	1,217
5.000%, 01/27/2045		3,400	3,436

48	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
4.625%, 01/13/2028 (B)		$2,890	$3,122
2.625%, 01/05/2023		200	206
Chile Government International Bond
3.100%, 05/07/2041		568	568
2.450%, 01/31/2031		223	227
China Government Bond
3.390%, 05/21/2025	CNY	2,000	319
3.310%, 11/30/2025		11,500	1,832
Colombia Government International Bond
5.625%, 02/26/2044		$660	747
5.000%, 06/15/2045		830	882
4.125%, 02/22/2042		680	662
3.875%, 02/15/2061		1,000	895
3.250%, 04/22/2032		1,213	1,188
Egypt Government International Bond
5.577%, 02/21/2023 (C)		410	430
Export-Import Bank of India
3.375%, 08/05/2026 (C)		350	373
Indonesia Government International Bond
5.875%, 01/15/2024 (C)		840	948
5.250%, 01/08/2047 (C)		400	508
5.125%, 01/15/2045 (C)		400	495
4.350%, 01/11/2048		460	522
3.850%, 07/18/2027 (C)		800	891
3.750%, 04/25/2022 (C)		740	759
3.700%, 10/30/2049		1,550	1,625
3.500%, 01/11/2028		400	436
Indonesia Treasury Bond
6.500%, 02/15/2031	IDR	100,717,000	6,889
Israel Government International Bond
3.375%, 01/15/2050		$280	299
2.750%, 07/03/2030		470	502
Italy Buoni Poliennali Del Tesoro
2.300%, 10/15/2021	EUR	12,390	14,812
Japan Bank for International Cooperation
1.750%, 10/17/2024		$950	982
Kenya Government International Bond
7.250%, 02/28/2028 (C)		200	221
6.875%, 06/24/2024		200	220
6.300%, 01/23/2034 (C)		960	957
Kuwait International Government Bond
3.500%, 03/20/2027 (C)		930	1,037
Mexico Government International Bond
6.050%, 01/11/2040		1,210	1,517
4.750%, 03/08/2044		10,410	11,489
4.500%, 04/22/2029		1,545	1,746
4.350%, 01/15/2047		200	209
4.280%, 08/14/2041		1,349	1,416
3.771%, 05/24/2061		213	198
3.750%, 01/11/2028		390	425
2.659%, 05/24/2031		4,870	4,757

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Nigeria Government International Bond
7.143%, 02/23/2030 (C)		$240	$253
6.500%, 11/28/2027 (C)		220	233
Panama Government International Bond
4.500%, 04/01/2056		540	611
2.252%, 09/29/2032		620	594
Paraguay Government International Bond
5.400%, 03/30/2050 (C)		664	774
2.739%, 01/29/2033 (C)		477	464
Peruvian Government International Bond
5.625%, 11/18/2050		600	825
3.300%, 03/11/2041		900	908
2.783%, 01/23/2031		2,220	2,262
2.392%, 01/23/2026		675	696
Province of Quebec Canada
2.625%, 02/13/2023		620	643
Provincia de Buenos Aires
9.125%, 03/16/2024 (C)(H)		230	102
7.875%, 06/15/2027 (C)(H)		250	112
6.500%, 02/15/2023 (C)(H)		300	131
Qatar Government International Bond
4.817%, 03/14/2049 (C)		1,640	2,109
4.000%, 03/14/2029 (C)		880	1,013
3.875%, 04/23/2023		430	456
3.250%, 06/02/2026		200	219
Republic of Italy Government International Bond
3.875%, 05/06/2051		750	806
Republic of Poland Government International Bond
5.000%, 03/23/2022		100	104
4.000%, 01/22/2024		1,327	1,444
Russian Federal Bond-OFZ
8.150%, 02/03/2027	RUB	315,940	4,571
7.700%, 03/16/2039		162,070	2,347
7.650%, 04/10/2030		63,630	906
7.250%, 05/10/2034		24,200	336
7.000%, 01/25/2023		34,160	470
7.000%, 08/16/2023		231,430	3,186
6.900%, 05/23/2029		452,100	6,165
Russian Foreign Bond-Eurobond
7.500%, 03/31/2030		$404	465
5.625%, 04/04/2042		2,000	2,568
4.875%, 09/16/2023		200	217
Saudi Government International Bond MTN
2.875%, 03/04/2023 (C)		360	373

Total Sovereign Debt
(Cost $115,172) $( Thousands)			117,405

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	49

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS — 1.5%
Aecom Technology
1.843%, 04/13/2028	$140	$140
Allied Universal Holdco LLC (f/k/a USAGM Holdco, LLC), Initial U.S. Dollar Term Loan, 1st Lien
4.250%, VAR LIBOR+3.750%, 05/12/2028	1,261	1,264
Alterra Mountain Company, Initial Bluebird Term Loan, 1st Lien
2.843%, VAR LIBOR+2.750%, 07/31/2024	567	559
AMWINS Group Inc.
3.000%, 02/19/2028	449	446
APi Group DE, Inc., Initial Term Loan, 1st Lien
2.604%, VAR LIBOR+2.500%, 10/01/2026	892	890
Aramark Intermediate HoldCo Corp., Term Loan B, 1st Lien
1.843%, 01/15/2027	134	132
1.843%, VAR LIBOR+1.750%, 03/11/2025	274	270
AsplundhTree Expert, LLC
1.854%, 09/07/2027	418	417
Asurion, LLC, New B-7 Term Loan, 1st Lien
3.093%, VAR LIBOR+3.000%, 11/03/2024	568	562
Asurion, LLC, New B-8 Term Loan, 1st Lien
3.343%, VAR LIBOR+3.250%, 12/23/2026	332	328
Asurion, LLC, New B-9 Term Loan, 1st Lien
3.343%, VAR LIBOR+3.250%, 07/31/2027	380	376
athenahealth, Inc., Term B-1 Loan, 1st Lien
4.410%, VAR LIBOR+4.250%, 02/11/2026	1,715	1,718
Atlantic Aviation FBO, Term Loan B, 1st Lien
3.850%, 12/06/2025	156	156
Avolon TLB Borro
3.250%, 12/01/2027	279	279
B.C. ULC
1.854%, VAR LIBOR+1.750%, 11/19/2026	1,454	1,433
Bausch Health Companies Inc., Initial Term Loan, 1st Lien
3.093%, VAR LIBOR+3.000%, 06/02/2025	721	718
Bausch Health Companies Inc., Term Loan, 1st Lien
2.854%, 11/27/2025	394	391
Berry Global, Inc.
1.827%, 07/01/2026	669	664

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
BJ’s Wholesale Club, Term Loan B, 1st Lien
2.073%, VAR LIBOR+2.000%, 02/03/2024	$109	$109
Brightview Landscapes LLC, Initial Term Loan, 1st Lien
2.625%, 08/15/2025	156	155
Brookfeild WEC Holdings
3.250%, 08/01/2025 (F)	229	226
Caesars Resort Collection, LLC, Term B Loan, 1st Lien
2.843%, VAR LIBOR+2.750%, 12/23/2024	934	926
Caesars Resort Collection, LLC, Term B-1 Loan, 1st Lien
4.604%, VAR LIBOR+4.500%, 07/21/2025	617	618
Change Healthcare Holdings, Inc. (fka Emdeon Inc.), Closing Date Term Loan, 1st Lien
3.500%, VAR ICE LIBOR USD 1 Month+2.500%, 03/01/2024	1,377	1,376
Charter Communications Operating Llc Lien1
1.850%, 04/30/2025	1,057	1,055
Charter Communications Operating, LLC, Term B-2 Loan, 1st Lien
1.860%, VAR LIBOR+1.750%, 02/01/2027	159	158
Citadel Securities LP, 2021 Term Loan, 1st Lien
2.604%, VAR LIBOR+2.500%, 02/02/2028	691	684
CityCenter Holdings, LLC , Term B Loan, 1st Lien
3.000%, VAR LIBOR+2.250%, 04/18/2024	713	707
Clarios Global, Term Loan 1st Lien
3.354%, VAR LIBOR+3.250%, 04/30/2026	1,043	1,033
CSC Holdings LLC, Term Loan B, 1st Lien
2.323%, 01/15/2026 (I)	200	197
CSC Holdings, LLC
2.573%, VAR LIBOR+2.500%, 04/15/2027	217	215
DCert Buyer, Inc., Initial Term Loan, 1st Lien
4.093%, VAR LIBOR+4.000%, 10/16/2026	1,348	1,348
Deerfield Dakota Holding, LLC, Initial Dollar Term Loan, 1st Lien
4.750%, VAR LIBOR+3.750%, 04/09/2027	973	976
Dell International, LLC
2.000%, 09/19/2025	560	559

50	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Delta Topco, Inc., Initial Term Loan, 1st Lien
4.500%, VAR LIBOR+3.750%, 12/01/2027	$250	$251
Endo Luxembourg Finance Company S.a.r.l, Term Loan, 1st Lien
5.750%, 03/27/2028 (F)	169	163
Energizer Holdings
2.750%, 12/22/2027	209	209
Entercom Media Corp., Term B-2 Loan, 1st Lien
2.595%, VAR LIBOR+2.500%, 11/18/2024	25	25
EyeCare Partners, LLC, Term Loan, 1st Lien
3.843%, VAR LIBOR+3.750%, 02/18/2027	307	304
First Eagle Holdings, Term Loan
2.647%, 02/01/2027	257	253
Fleetcor Technologies Operating Company
1.843%, 04/28/2028	450	449
Focus Financial Partnersm LLC, Tranche B-3, Term Loan, 1st Lien
2.093%, VAR LIBOR+2.000%, 07/03/2024	600	593
Formula One Management Limited, Facility B3 (USD), 1st Lien
3.500%, VAR LIBOR+2.500%, 02/01/2024	50	50
Four Seasons Holdings Inc., Term Loan 2013, 1st Lien
2.093%, 11/30/2023	599	597
Froneri International Limited, Facility B2, 1st Lien
2.343%, VAR LIBOR+2.250%, 01/29/2027	437	429
Gainwell Acquisition Corp., Term B Loan, 1st Lien
4.750%, VAR LIBOR+4.000%, 10/01/2027	1,360	1,363
Garda World Security Corp
4.350%, VAR LIBOR+4.250%, 10/30/2026	268	269
Genesee & Wyoming Inc., Initial Term Loan, 1st Lien
2.147%, VAR LIBOR+2.000%, 12/30/2026	1,389	1,379
GFL Environmental, 2020 Refinancing Term Loan, 1st Lien
3.500%, 05/30/2025 (F)	57	57
Global Medical Response, Inc., 2020 Refinancing Term Loan, 1st Lien
5.750%, VAR LIBOR+4.750%, 10/02/2025	722	725

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Go Daddy Operating Company LLC, Term Loan B, 1st Lien
1.854%, 02/15/2024 (F)	$242	$241
1.843%, 02/15/2024 (F)	76	75
Golden Nugget, Inc., Initial B Term Loan, 1st Lien
3.250%, VAR LIBOR+2.750%, 10/04/2023	141	140
Great Outdoors Group, LLC, Term B-1 Loan, 1st Lien
5.000%, VAR LIBOR+4.250%, 03/06/2028	309	310
Grifols Worldwide Operations Limited, Dollar Tranche B Term Loan, 1st Lien
2.088%, VAR LIBOR+2.000%, 11/15/2027	1,364	1,350
Harbor Freight Tools USA, Inc., Initial Term Loan (2020), 1st Lien
3.750%, VAR LIBOR+3.000%, 10/19/2027	796	796
HCA Inc., Tranche B-12, Term Loan
1.843%, 03/13/2025	240	240
Hilton Worldwide Finance LLC, Refinanced Series B-2 Term Loan, 1st Lien
1.842%, VAR LIBOR+1.750%, 06/22/2026	1,348	1,336
Horizon Therapeudics
2.500%, 03/15/2028	1,040	1,033
Hudson River Trading LLC, Term Loan, 1st Lien
3.093%, VAR LIBOR+3.000%, 03/20/2028	450	448
Icon Public Limited Company, Lux Term Loan, 1st Lien
3.000%, 06/16/2028 (I)	865	866
Icon Public Limited Company, U.S. Term Loan, 1st Lien
3.000%, 06/16/2028 (I)	215	216
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.), New Term Loan, 1st Lien
3.093%, VAR LIBOR+3.000%, 05/01/2026	892	884
INEOS Styrolution Group GmbH, 2026 Tranche B Dollar Term Loan, 1st Lien
3.250%, VAR LIBOR+2.750%, 01/29/2026	490	488
Jane Street Group, LLC, Dollar Term Loan, 1st Lien
2.843%, VAR LIBOR+2.750%, 01/26/2028	529	526

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	51

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Jazz Pharmaceuticals Public Limited Company, Initial Dollar Term Loan, 1st Lien
4.000%, VAR LIBOR+3.500%, 05/05/2028	$1,160	$1,163
Level 3 Financing, Inc., Tranche B 2027 Term Loan, 1st Lien
1.854%, VAR LIBOR+1.750%, 03/01/2027	1,162	1,143
Magenta Buyer LLC, Initial Term Loan, 1st Lien
5.000%, VAR LIBOR+5.000%, 05/03/2028 (I)	1,520	1,519
Michaels Companies, Inc. The, Term B Loan, 1st Lien
5.000%, VAR LIBOR+4.250%, 04/15/2028	470	472
Micro Focus, MA FinanceCo
2.843%, 06/21/2024 (F)	11	11
MPH Acquisition Holdings LLC, Initial Term Loan, 1st Lien
3.750%, VAR LIBOR+2.750%, 06/07/2023	640	638
Nexstar Broadcasting, Inc., Term B-4 Loan, 1st Lien
2.592%, 09/18/2026	1,454	1,449
Numericable U.S. LLC, Term Loan B, 1st Lien
3.871%, 01/31/2026	214	212
Option Care Health, Inc., Term B Loan, 1st Lien
3.843%, VAR LIBOR+3.750%, 08/06/2026	533	533
Pactiv Evergreen Inc., Tranche B-1 U.S. Term Loan, 1st Lien
2.843%, VAR LIBOR+2.750%, 02/05/2023	310	309
Parexel International Corporation, Initial Term Loan, 1st Lien
2.854%, VAR LIBOR+2.750%, 09/27/2024	610	606
PCI Gaming Authority, Term B Facility Loan
2.593%, 05/29/2026	453	451
Peraton Corp., Term B Loan, 1st Lien
4.500%, VAR LIBOR+3.750%, 02/01/2028	1,170	1,172
Petco Health and Wellness Company, Inc., Initial Term Loan, 1st Lien
4.000%, VAR LIBOR+3.250%, 03/03/2028	650	648
Phoenix Guarantor Inc., Tranche B-1 Term Loan, 1st Lien
3.341%, VAR LIBOR+3.250%, 03/05/2026	1,305	1,294

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
PPD Inc.
2.750%, 01/13/2028	$1,160	$1,158
Prime Security Services Borrower, LLC, 2021 Refinancing Term B-1 Loan, 1st Lien
3.500%, VAR LIBOR+2.750%, 09/23/2026	970	969
Quikrete Holding, Term Loan B1, 1st Lien
0.000%, 06/09/2028 (I)	460	456
Rackspace Technology Global, Inc., 2021 Term B Loan, 1st Lien
3.500%, VAR LIBOR+2.750%, 02/15/2028	645	641
Realpage Inc.
3.750%, 04/24/2028	1,050	1,046
Regionalcare Hospital Partners Holdings, Inc., Term B Loan, 1st Lien
3.843%, VAR LIBOR+3.750%, 11/16/2025	1,128	1,125
Reynolds Consumer Products LLC, Initial Term Loan, 1st Lien
1.854%, VAR LIBOR+1.750%, 02/04/2027	1,212	1,202
Scientific Games International, Inc., Initial Term B-5 Loan, 1st Lien
2.854%, VAR LIBOR+2.750%, 08/14/2024	1,430	1,420
Seattle SpinCo, Inc., Initial Term Loan, 1st Lien
2.843%, VAR LIBOR+2.500%, 06/21/2024	77	76
Sotera Health Holdings, LLC, Refinancing Loan, 1st Lien
3.250%, 12/11/2026 (F)	1,380	1,374
Station Casinos LLC, Term B-1 Facility Term Loan, 1st Lien
2.500%, 02/08/2027	680	672
Terrier Media Buyer, Inc., 2021 Term B Loan, 1st Lien
3.604%, VAR LIBOR+3.500%, 12/17/2026	683	679
Trans Union LLC, 2019 Replacement Term B-5 Loan, 1st Lien
1.854%, 11/16/2026	618	614
TransDigm Inc., Tranche F Refinancing Term Loan, 1st Lien
2.354%, 12/09/2025	60	59
Triton Water Holdings, Inc., Initial Term Loan, 1st Lien
4.000%, VAR LIBOR+3.500%, 03/31/2028	820	819
UFC Holdings, Term Loan, 1st Lien
3.750%, 04/29/2026	983	982

52	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
United AirLines, Inc., Class B Term Loan, 1st Lien
4.500%, VAR LIBOR+3.750%, 46864	$830	$840
Univision Communications Inc., 2020 Replacement First-Lien Term Loan, 1st Lien
4.750%, VAR LIBOR+3.750%, 03/15/2026	1,045	1,046
US Foods, Inc. (aka U.S. Foodservice, Inc.), Initial Term Loan, 1st Lien
1.843%, 06/27/2023 (F)	303	300
US Foods, Inc., Term Loan
2.093%, 09/13/2026 (F)	87	86
Verscend Holding Corp., Term B-1 Loan, 1st Lien
4.093%, VAR LIBOR+4.000%, 08/27/2025	738	739
VFH Parent LLC, Initial Term Loan, 1st Lien
3.093%, VAR LIBOR+3.000%, 03/01/2026	117	117
VICI Properties 1 LLC, Term B Loan, 1st Lien
1.841%, VAR LIBOR+1.750%, 12/20/2024	1,065	1,055
Virgin Media Bristol LLC, N Facility, 1st Lien
2.573%, VAR LIBOR+2.500%, 01/31/2028	1,377	1,364
Western Digital Corporation, Term Loan B-4
1.843%, VAR LIBOR+1.750%, 04/29/2023	187	187
Whatabrands LLC, 2020 Refinancing Term Loan, 1st Lien
2.832%, VAR LIBOR+2.750%, 07/31/2026	10	10
XPO Logistics, Inc., Term Loan B, 1st Lien
1.859%, 02/24/2025 (F)	550	547
Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1st Lien
3.093%, VAR LIBOR+3.000%, 03/09/2027	630	623
Zebra Buyer LLC
0.000%, 04/21/2028 (I)	570	571

Total Loan Participations (Cost $69,684) $( Thousands)		69,547

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 0.3%

California — 0.1%
University of California, Ser N, RB Callable 11/15/2059 @ 100
3.256%, 05/15/2060	$2,435	$2,587

Georgia — 0.1%
Georgia State, Municipal Electric Authority, RB
7.055%, 04/01/2057	1,053	1,557

Nevada — 0.0%
Clark County, Department of Aviation, Ser C, RB
6.820%, 07/01/2045	728	1,133

New York — 0.1%
Metropolitan New York, Transportation Authority, Ser C2, RB
5.175%, 11/15/2049	260	351
New York and New Jersey, Port Authority, RB
4.458%, 10/01/2062	505	662
New York City, Ser D, GO
1.823%, 08/01/2030	610	606
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser B-3, RB Callable 08/01/2030 @ 100
2.000%, 08/01/2035	1,000	956
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser D-3, RB Callable 11/01/2030 @ 100
2.400%, 11/01/2032	610	625
New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB
5.508%, 08/01/2037	275	368
New York State, Dormitory Authority, RB
5.289%, 03/15/2033	850	1,035

		4,603

Ohio — 0.0%
Ohio State University, Ser A, RB
4.800%, 06/01/2111	433	614

Texas — 0.0%
North Texas, Tollway Authority, Ser B, RB
6.718%, 01/01/2049	632	1,044

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	53

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
University of Texas, Ser B, RB Callable 02/15/2049 @ 100
2.439%, 08/15/2049	$295	$283

		1,327

Virginia — 0.0%
University of Virginia, RB Callable 03/01/2050 @ 100
2.256%, 09/01/2050	480	453

Total Municipal Bonds (Cost $10,747) ($ Thousands)		12,274

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.2%
FHLB DN
0.045%, 10/15/2021 (A)	140	140
FNMA
0.500%, 06/17/2025	4,215	4,189
Resolution Funding Interest
1.319%, 01/15/2030 (A)	905	788
Resolution Funding Principal
1.304%, 04/15/2030 (A)	1,165	1,008
Tennessee Valley Authority
0.750%, 05/15/2025	1,055	1,061

Total U.S. Government Agency Obligations (Cost $7,246) ($ Thousands)		7,186

	Shares

AFFILIATED PARTNERSHIP — 1.7%
SEI Liquidity Fund, L.P.
0.030% **†(J)	76,264,178	76,288

Total Affiliated Partnership (Cost $76,268) ($ Thousands)		76,288

CASH EQUIVALENT — 4.0%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	185,278,140	185,278

Total Cash Equivalent (Cost $185,278) ($ Thousands)		185,278

Total Investments in Securities — 111.1% (Cost $4,997,202) ($ Thousands)		$5,084,973

Description	Contracts	Market Value ($ Thousands)
PURCHASED OPTIONS* — 0.0%
Total Purchased Options (K) (Cost $1,975) ($ Thousands)	68,539,478	$1,012

PURCHASED SWAPTION* — 0.0%

Total Purchased Swaption (L) (Cost $154) ($ Thousands)	5,220,000	$169

WRITTEN OPTIONS* — (0.0)%

Total Written Options (K) (Premiums Received $1,439) ($ Thousands)	(3,684)	$(1,119)

54	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Core Fixed Income Fund (Continued)

A list of the exchange traded option contracts held by the Fund at June 30, 2021, is as follows:

Description	Number of Contracts	Notional Amount (Thousands) ††	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.0%

Put Options
March 2022, IMM Eurodollar Future Option*	850	$82	$99.63	3/19/2022	$48
August 2021, U.S. 10 Year Future Option*	552	142	131.00	7/17/2021	60
July 2021, U.S. 10 Year Future Option*	717	43	131.75	7/17/2021	45
August 2021, U.S. 5 Year Future Option*	268	67	123.00	7/17/2021	34
August 2021, U.S. Bond Future Option*	444	251	157.00	7/17/2021	97
July 2021, U.S. Long Bond Future Option*	366	105	158.00	7/17/2021	11
USD Put/EUR*	5,820,000	69	1.21	7/17/2021	131
USD Put/EUR*	11,584,202	141	1.19	7/17/2021	33
USD Put/EUR*	15,630,000	193	1.22	8/21/2021	13
USD Put/EUR*	11,990,000	88	1.23	8/21/2021	4
USD Put/EUR*	3,930,000	37	8.14	8/21/2021	2
USD Put/JPY*	11,500,000	69	107.45	7/17/2021	–
USD Put/NOK*	3,930,000	34	8.21	8/21/2021	5
USD Put/NOK*	4,150,000	40	8.13	8/21/2021	2

		1,361			485

Call Options
August 2021, U.S. 10 Year Future Option*	552	187	133.00	7/17/2021	172
July 2021, U.S. 10 Year Future Option*	717	86	133.00	7/17/2021	56
August 2021, U.S. Bond Future Option*	444	240	163.00	7/17/2021	236
July 2021, U.S. Long Bond Future Option*	366	101	162.00	7/17/2021	63

		614			527

Total Purchased Options		$1,975			$1,012

WRITTEN OPTIONS — (0.0)%

Put Options
March 2022, IMM Eurodollar Future Option*	(716)	(36)	99.38	03/19/22	(18)
August 2021, U.S. 10 Year Future Option*	(295)	(36)	129.00	07/17/21	(5)
September 2021, U.S. 10 Year Future Option*	(276)	(154)	131.00	08/21/21	(99)
July 2021, U.S. 10 Year Future Option*	(239)	(86)	132.25	07/17/21	(37)
September 2021, U.S. 5 Year Future Option*	(536)	(39)	121.75	08/21/21	(38)
September 2021, U.S. Bond Future Option*	(222)	(280)	157.00	08/21/21	(174)
July 2021, U.S. Long Bond Future Option*	(122)	(129)	160.00	07/17/21	(32)

		(760)			(403)

Call Options
August 2021, U.S. 10 Year Future Option*	(148)	(13)	134.50	07/17/21	(7)
September 2021, U.S. 10 Year Future Option*	(276)	(176)	133.00	08/21/21	(181)
September 2021, U.S. 10 Year Future Option*	(271)	(42)	135.50	08/21/21	(30)
July 2021, U.S. 10 Year Future Option*	(239)	(88)	132.25	07/17/21	(97)
September 2021, U.S. Bond Future Option*	(222)	(261)	163.00	08/21/21	(277)
July 2021, U.S. Long Bond Future Option*	(122)	(99)	160.00	07/17/21	(124)

		(679)			(716)

Total Written Options		$(1,439)			$(1,119)

††	Represents cost.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	55

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Core Fixed Income Fund (Continued)

A list of open OTC swaptions held by the Fund at June 30, 2021, is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED SWAPTION — 0.0%

Put Swaptions
Swaption 30 Year*	Bank of America Merill Lynch	5,220,000	$2.75	01/20/2024	$169

A list of the open futures contracts held by the Fund at June 30, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
90-Day Euro$	926	Dec-2023	$228,989	$228,896	$(93)
Euro-OAT	79	Sep-2021	15,141	14,900	173
U.S. 2-Year Treasury Note	159	Oct-2021	35,087	35,031	(56)
U.S. 5-Year Treasury Note	3,635	Oct-2021	449,440	448,667	(773)
U.S. 10-Year Treasury Note	539	Sep-2021	71,038	71,418	380
U.S. Long Treasury Bond	764	Sep-2021	121,227	122,813	1,586
U.S. Ultra Long Treasury Bond	548	Sep-2021	101,051	105,593	4,542

			1,021,973	1,027,318	5,759

Short Contracts
90-Day Euro$	(1,198)	Sep-2021	$(299,146)	$(299,081)	$65
90-Day Euro$	(1,286)	Dec-2021	(320,371)	(320,841)	(470)
Euro-Bund	(263)	Sep-2021	(55,032)	(53,836)	(489)
Euro-Buxl	(5)	Sep-2021	(1,212)	(1,205)	(31)
U.S. 2-Year Treasury Note	(476)	Oct-2021	(105,022)	(104,873)	149
U.S. 10-Year Treasury Note	(1,175)	Sep-2021	(155,233)	(155,687)	(454)
U.S. Long Treasury Bond	(356)	Sep-2021	(55,573)	(57,227)	(1,654)
Ultra 10-Year U.S. Treasury Note	(498)	Sep-2021	(72,073)	(73,307)	(1,234)

			(1,063,662)	(1,066,057)	(4,118)

			$(41,689)	$(38,739)	$1,641

A list of the open forward foreign currency contracts held by the Fund at June 30, 2021 is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
BNP Paribas	07/19/21	EUR	21,568	USD	25,741	$155
Citigroup	07/19/21	USD	1,080	BRL	6,050	124
Citigroup	07/19/21	USD	2,954	EUR	2,443	(55)
Citigroup	07/19/21	USD	6,244	RUB	488,130	421
Citigroup	07/19/21	EUR	11,042	USD	13,141	42
Citigroup	07/19/21	USD	14,293	AUD	18,672	(275)
Citigroup	07/19/21	USD	14,764	IDR	216,529,634	115
Citigroup	07/19/21	USD	38,398	CAD	48,071	425
Citigroup	07/19/21	RUB	46,890	USD	649	8
Goldman Sachs	07/19/21	USD	2,409	GBP	1,753	13
Goldman Sachs	07/19/21	USD	5,240	RUB	410,692	367
Goldman Sachs	07/19/21	CNH	14,971	USD	2,269	(45)
Goldman Sachs	07/19/21	RUB	73,060	USD	1,011	14
JPMorgan Chase Bank	08/01/07	USD	—	ZAR	5,189,635	—
Morgan Stanley	07/19/21	USD	2,913	BRL	16,609	391
Morgan Stanley	07/19/21	USD	13,633	JPY	1,498,110	(131)
Morgan Stanley	07/19/21	COP	5,189,635	USD	1,420	31

						$1,600

56	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Core Fixed Income Fund (Continued)

A list of open centrally cleared swap agreements held by the Fund at June 30, 2021, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
0.19%	USD LIBOR BBA	Semi-Annual	06/15/2022	USD	40,784	$8	$–	$8
1.2%	US LIBOR BBA	Quarterly	10/07/2050	USD	5,663	788	28	760
0.9%	USD LIBOR BBA	Quarterly	03/17/2050	USD	3,996	829	4	825
1.00%	USD-LIBOR-BBA	Quarterly	02/15/2047	USD	12,509	2,088	146	1,942
USD-LIBOR-BBA	1.6%	Quarterly	02/15/2047	USD	2,748	104	15	89
1.72875% FIXED	CMENA IR 2/15/47	Annual	02/15/2047	USD	3,250	(163)	–	(163)
1.225%	USD-LIBOR-BBA	Quarterly	02/15/2047	USD	1,086	128	1	127
2.00%	USD-LIBOR-BBA	Quarterly	06/03/2051	USD	494	(26)	5	(31)
1.2%	USD-LIBOR-BBA	Quarterly	02/15/2047	USD	2,162	268	12	256
USD-SOFRRATE	0.74%	Annual	08/19/2045	USD	5,670	887	–	887
0.56%	USD-SOFRRATE	Annual	07/20/2045	USD	8,660	1,673	107	1,566
1.35%	USD-LIBOR-BBA	Quarterly	02/15/2028	USD	59,751	(683)	81	(764)
1.25%	USD-LIBOR-BBA	Quarterly	02/15/2028	USD	17,068	(84)	17	(101)
USD FEDL01	0.26%	Annual	05/15/2027	USD	37,002	1,369	(106)	1,475
1.10%	USD-LIBOR-BBA	Semi-Annual	12/18/2025	USD	61,056	(284)	–	(284)
2.00%	USD-LIBOR:BBA	Semi-Annual	02/15/2047	USD	7,522	(365)	48	(413)
2.05%	USD-LIBOR-BBA	Quarterly	06/07/2051	USD	1,480	(97)	–	(97)

						$6,440	$358	$6,082

Credit Default Swaps
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.NA.IG.36	Sell	1.00%	Quarterly	06/20/2026	(112,914)	$2,852	$2,375	$477
CDX.NA.IG.36	Sell	5.00%	Quarterly	06/20/2026	(25,030)	2,544	2,028	516

						$5,396	$4,403	$993

Percentages are based on Net Assets of $4,576,807 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of June 30, 2021.

†	Investment in Affiliated Security.

(A)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(B)	Certain securities or partial positions of certain securities are on loan at June 30, 2021. The total market value of securities on loan at June 30, 2021 was $75,994 ($ Thousands).

(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2021, the value of these securities amounted to $655,893 ($ Thousands), representing 14.3% of the Net Assets of the Fund.

(D)	Perpetual security with no stated maturity date.

(E)	Step Bonds - Represents the current rate, the step rate, the step date and the final maturity date.

(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(G)	No interest rate available.

(H)	Security is in default on interest payment.

(I)	Unsettled bank loan. Interest rate may not be available.

(J)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2021 was $76,288 ($ Thousands).
(K)	Refer to table below for details on Options Contracts.

(L)	Refer to table below for details on Swaption Contracts.

ACES	— Alternative Credit Enhancement Structure

ARM	— Adjustable Rate Mortgage

AUD	— Australian Dollar

BRL	— Brazilian Real

CAD	— Canadian Dollar

Cl	— Class

CLO	— Collateralized Loan Obligation

CMO	— Collateralized Mortgage Obligation

CNH	— Chinese Offshore Yuan

CNY	— Chinese Yuan

COP	— Colombian Peso

DAC	— Designated Activity Company

DN	— Discount Note

EUR	— Euro

FHLB	— Federal Home Loan Bank

FHLMC	— Federal Home Loan Mortgage Corporation

FNMA	— Federal National Mortgage Association

FREMF	— Freddie Mac Multi-Family

GBP	— British Pound Sterling

GNMA	— Government National Mortgage Association

GO	— General Obligation

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	57

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Core Fixed Income Fund (Continued)

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

IO — Interest Only

JPY — Japanese Yen

JSC — Joint-Stock Company

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

NCUA — National Credit Union Administration

NOK — Norwegian Krone

PLC — Public Limited Company

PO — Principal Only

RB — Revenue Bond

Re-REMIC — Resecuritization of Real Estate Mortgage Investment Conduit

RUB — Russian Ruble

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TA — Tax Allocation

TBA — To Be Announced

ULC — Unlimited Liability Company

UMBS — Uniform Mortgage Backed Securities

USD — United States Dollar

VAR — Variable Rate

ZAR — South African Rand

The following is a list of the level of inputs used as of June 30, 2021, in valuing the Fund’s¸ investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
U.S. Treasury Obligations	–	1,523,473	–	1,523,473
Corporate Obligations	–	1,401,620	–	1,401,620
Mortgage-Backed Securities	–	1,374,429	–	1,374,429
Asset-Backed Securities	–	317,473	–	317,473
Sovereign Debt	–	117,405	–	117,405
Loan Participations	–	69,547	–	69,547
Municipal Bonds	–	12,274	–	12,274
U.S. Government Agency Obligations	–	7,186	–	7,186
Affiliated Partnership	–	76,288	–	76,288
Cash Equivalent	185,278	–	–	185,278

Total Investments in Securities	185,278	4,899,695	–	5,084,973

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Options	1,012	–	–	1,012
Written Options	(1,119)	–	–	(1,119)
Purchased Swaptions	–	169	–	169
Futures Contracts*
Unrealized Appreciation	6,895	–	–	6,895
Unrealized Depreciation	(5,254)	–	–	(5,254)
Forwards Contracts*
Unrealized Appreciation	–	2,106		2,106
Unrealized Depreciation	–	(506)	–	(506)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	7,935	–	7,935
Unrealized Depreciation	–	(1,853)	–	(1,853)
Credit Default Swaps*
Unrealized Appreciation	–	993	–	993

Total Other Financial Instruments	1,534	8,844	–	10,378

*Futures contracts, forwards contracts and swaps contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended June 30, 2021, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2021 ($ Thousands):

Security Description	Value 9/30/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$ 7,459	$ 1,064,275	$(995,537)	$106	$(15)	$ 76,288	76,264,178	$58	$—
SEI Daily Income Trust, Government Fund, Cl F	185,394	3,635,348	(3,635,464)	—	—	185,278	185,278,140	18	—

Totals	$192,853	$4,699,623	$(4,631,001)	$106	$(15)	$261,566		$76	$—

Amounts designated as “—” are $0 or have been rounded to $0.

58	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Core Fixed Income Fund (Continued)

As of June 30, 2021, the Core Fixed Income Fund is the seller (“providing protection”) on a total notional amount of $137.9 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
REFERENCE ASSET	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	$-	$-	$-	$5,395,958	$5,395,958
Maximum potential amount of future payments	-	-	-	137,944,000	137,944,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	-	-	-	-	-
Collateral held by the Fund can obtain upon occurrence of triggering event	-	-	-	-	-

[1] Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)[1]
0-100	-	-	$112,914,000	$-	$-	$112,914,000
201-300	-	-	25,030,000	-	-	25,030,000
Total	-	-	$137,944,000	$-	$-	$137,944,000

[1] If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	59

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

High Yield Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 72.3%

Communication Services — 8.5%
Altice France
10.500%, 05/15/2027 (A)	$490	$544
8.125%, 02/01/2027 (A)	1,346	1,466
7.375%, 05/01/2026 (A)	1,571	1,634
5.125%, 07/15/2029 (A)	1,002	1,007
Altice France Holding
6.000%, 02/15/2028 (A)	1,756	1,749
AMC Entertainment Holdings
12.000%cash/0% PIK, 06/15/2026 (A)	928	950
10.500%, 04/24/2026 (A)	38	41
6.125%, 05/15/2027	420	323
5.750%, 06/15/2025	85	69
ANGI Group
3.875%, 08/15/2028 (A)	1,980	1,968
Audacy Capital
6.500%, 05/01/2027 (A)	237	246
Belo
7.250%, 09/15/2027	250	290
CB Escrow
8.000%, 10/15/2025 (A)	105	110
CCO Holdings
5.750%, 02/15/2026 (A)	744	769
5.500%, 05/01/2026 (A)	556	575
5.375%, 06/01/2029 (A)	625	683
5.125%, 05/01/2027 (A)	3,257	3,416
5.000%, 02/01/2028 (A)	735	771
4.750%, 03/01/2030 (A)	300	317
4.500%, 08/15/2030 (A)	459	478
4.250%, 02/01/2031 (A)	3,609	3,677
Cincinnati Bell
7.000%, 07/15/2024 (A)	305	313
Cinemark USA
8.750%, 05/01/2025 (A)	115	126
5.250%, 07/15/2028 (A)	135	138
Clear Channel International BV
6.625%, 08/01/2025 (A)	1,439	1,512
Clear Channel Outdoor Holdings
7.750%, 04/15/2028 (A)	3,234	3,388
7.500%, 06/01/2029 (A)	459	475
Clear Channel Worldwide Holdings
5.125%, 08/15/2027 (A)	1,820	1,866
Connect Finco SARL
6.750%, 10/01/2026 (A)	1,170	1,237
Consolidated Communications
6.500%, 10/01/2028 (A)	3,823	4,113
5.000%, 10/01/2028 (A)	310	314
DISH DBS
7.750%, 07/01/2026	2,353	2,665
7.375%, 07/01/2028	2,145	2,308
5.875%, 07/15/2022	45	47
5.875%, 11/15/2024	3,112	3,341

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.125%, 06/01/2029 (A)	$420	$415
5.000%, 03/15/2023	1,072	1,122
DKT Finance ApS
9.375%, 06/17/2023 (A)	1,845	1,882
Front Range BidCo
6.125%, 03/01/2028 (A)	571	583
4.000%, 03/01/2027 (A)	1,141	1,133
Frontier Communications Holdings
6.750%, 05/01/2029 (A)	677	720
5.875%, 10/15/2027 (A)	206	221
5.875%, 11/01/2029	1,177	1,199
5.000%, 05/01/2028 (A)	1,073	1,109
Gray Television
4.750%, 10/15/2030 (A)	581	579
iHeartCommunications
8.375%, 05/01/2027	4,873	5,221
6.375%, 05/01/2026	94	100
5.250%, 08/15/2027 (A)	1,088	1,137
4.750%, 01/15/2028 (A)	842	866
Intelsat Jackson Holdings
9.750%, 07/15/2025 (A)(B)	2,202	1,283
8.500%, 10/15/2024 (A)(B)	1,695	1,000
5.500%, 08/01/2023 (B)	268	153
Intelsat Luxembourg
8.125%, 06/01/2023 (B)	635	19
Level 3 Financing
5.375%, 05/01/2025	760	776
4.625%, 09/15/2027 (A)	764	793
4.250%, 07/01/2028 (A)	540	548
3.625%, 01/15/2029 (A)	2,124	2,050
Live Nation Entertainment
6.500%, 05/15/2027 (A)	236	262
5.625%, 03/15/2026 (A)	264	275
4.875%, 11/01/2024 (A)	1,782	1,810
4.750%, 10/15/2027 (A)	459	476
3.750%, 01/15/2028 (A)	55	55
Lumen Technologies
7.500%, 04/01/2024	485	544
6.875%, 01/15/2028	395	442
5.625%, 04/01/2025	790	857
5.375%, 06/15/2029 (A)	771	782
5.125%, 12/15/2026 (A)	2,625	2,727
4.500%, 01/15/2029 (A)	110	107
4.000%, 02/15/2027 (A)	733	748
Meredith
6.875%, 02/01/2026	419	436
6.500%, 07/01/2025 (A)	55	59
Netflix
5.875%, 11/15/2028	470	577
5.375%, 11/15/2029 (A)	205	249
4.875%, 04/15/2028	1,273	1,480
4.875%, 06/15/2030 (A)	666	792

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
News
3.875%, 05/15/2029 (A)	$174	$176
Nexstar (Escrow Security)
5.625%, 07/15/2027 (A)	4,838	5,128
Nexstar Broadcasting
4.750%, 11/01/2028 (A)	644	662
Outfront Media Capital
5.000%, 08/15/2027 (A)	465	481
Sable International Finance
5.750%, 09/07/2027 (A)	946	995
Salem Media Group
6.750%, 06/01/2024 (A)	3,640	3,531
Scripps (Escrow Security)
5.875%, 07/15/2027 (A)	680	704
Scripps II (Escrow Security)
5.375%, 01/15/2031 (A)	81	81
3.875%, 01/15/2029 (A)	605	600
Sinclair Television Group
5.125%, 02/15/2027 (A)	1,337	1,342
4.125%, 12/01/2030 (A)	4,410	4,333
Sirius XM Radio
5.500%, 07/01/2029 (A)	964	1,050
5.000%, 08/01/2027 (A)	1,451	1,520
4.625%, 07/15/2024 (A)	340	349
4.125%, 07/01/2030 (A)	1,323	1,335
4.000%, 07/15/2028 (A)	645	664
SoftBank Group
6.000%, VAR USD ICE Swap 11:00 NY 5 Yr+4.226% (C)	605	611
5.125%, 09/19/2027	527	554
Spanish Broadcasting System
9.750%, 03/01/2026 (A)	1,690	1,707
Sprint
7.875%, 09/15/2023	1,276	1,450
7.625%, 02/15/2025	4,366	5,187
7.625%, 03/01/2026	1,490	1,818
Sprint Capital
8.750%, 03/15/2032	1,403	2,133
TEGNA
4.625%, 03/15/2028	2,259	2,344
Telecom Italia Capital
6.000%, 09/30/2034	285	329
Telesat Canada
6.500%, 10/15/2027 (A)	6,069	5,781
4.875%, 06/01/2027 (A)	1,120	1,081
T-Mobile USA
4.750%, 02/01/2028	964	1,033
3.500%, 04/15/2025	96	104
3.500%, 04/15/2031	930	962
3.375%, 04/15/2029	905	934
Trilogy International South Pacific
8.875%, 05/15/2023 (A)	1,016	1,012

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Trilogy Private Notes
10.000%, 05/15/2023 (D)(E)	$33	$33
United States Cellular
6.700%, 12/15/2033	1,289	1,579
Urban One
7.375%, 02/01/2028 (A)	5,230	5,648
Windstream Escrow
7.750%, 08/15/2028 (A)	1,355	1,396
WMG Acquisition
3.000%, 02/15/2031 (A)	275	261

		137,421

Consumer Discretionary — 13.9%
1011778 BC ULC / New Red Finance Inc
4.375%, 01/15/2028 (A)	561	569
4.000%, 10/15/2030 (A)	1,559	1,508
3.875%, 01/15/2028 (A)	128	130
3.500%, 02/15/2029 (A)	93	92
Academy
6.000%, 11/15/2027 (A)	1,028	1,099
Adient Global Holdings
4.875%, 08/15/2026 (A)	525	540
Adient US
9.000%, 04/15/2025 (A)	144	159
Adtalem Global Education
5.500%, 03/01/2028 (A)	1,710	1,737
Allied Universal Holdco
6.625%, 07/15/2026 (A)	1,041	1,104
Altice Financing
7.500%, 05/15/2026 (A)	315	328
5.000%, 01/15/2028 (A)	4,050	3,970
American Axle & Manufacturing
6.875%, 07/01/2028	158	173
6.500%, 04/01/2027	375	397
6.250%, 04/01/2025	410	423
6.250%, 03/15/2026	600	619
American Greetings
8.750%, 04/15/2025 (A)	3,210	3,338
Aramark Services
5.000%, 02/01/2028 (A)	277	290
Asbury Automotive Group
4.500%, 03/01/2028	1,916	1,969
Ashton Woods USA
6.625%, 01/15/2028 (A)	3,069	3,268
Aston Martin Capital Holdings
10.500%, 11/30/2025 (A)	1,915	2,132
Audacy Capital
6.750%, 03/31/2029 (A)	2,269	2,354
Aventine (Escrow Security)
0.000%, 10/15/2049 (B)(E)(F)	2,750	–
Bally’s
6.750%, 06/01/2027 (A)	670	714

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
BCPE Ulysses Intermediate
7.750% cash/0% PIK, 04/01/2027 (A)	$1,091	$1,118
Bidfair Holdings
5.875%, 06/01/2029 (A)	460	467
Boyd Gaming
4.750%, 06/15/2031 (A)	1,250	1,297
Boyne USA
4.750%, 05/15/2029 (A)	168	173
Brookfield Residential Properties
4.875%, 02/15/2030 (A)	712	705
Cablevision Systems
5.875%, 09/15/2022	92	96
Caesars Entertainment
6.250%, 07/01/2025 (A)	2,119	2,246
Caesars Resort Collection
5.250%, 10/15/2025 (A)	1,640	1,660
Carnival
11.500%, 04/01/2023 (A)	152	171
10.500%, 02/01/2026 (A)	836	973
9.875%, 08/01/2027 (A)	180	210
5.750%, 03/01/2027 (A)	3,836	4,018
CD&R Smokey Buyer
6.750%, 07/15/2025 (A)	289	310
Cedar Fair
5.500%, 05/01/2025 (A)	180	188
5.375%, 06/01/2024	1,207	1,220
5.250%, 07/15/2029	65	67
Cengage Learning
9.500%, 06/15/2024 (A)	3,565	3,650
Century Communities
6.750%, 06/01/2027	444	471
5.875%, 07/15/2025	1,061	1,097
Cirsa Finance International Sarl
7.875%, 12/20/2023 (A)	1,326	1,350
Clarios Global
6.750%, 05/15/2025 (A)	1,240	1,321
Constellation
8.500%, 09/15/2025 (A)	250	246
Cooper-Standard Automotive
13.000%, 06/01/2024 (A)	320	362
5.625%, 11/15/2026 (A)	885	832
CSC Holdings
7.500%, 04/01/2028 (A)	1,220	1,339
6.500%, 02/01/2029 (A)	1,510	1,672
5.750%, 01/15/2030 (A)	2,710	2,815
4.625%, 12/01/2030 (A)	2,093	2,053
4.500%, 11/15/2031 (A)	904	910
4.125%, 12/01/2030 (A)	1,790	1,779
3.375%, 02/15/2031 (A)	677	640
Cumulus Media New Holdings
6.750%, 07/01/2026 (A)	2,332	2,440

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Dana
5.625%, 06/15/2028	$1,196	$1,294
5.375%, 11/15/2027	539	574
4.250%, 09/01/2030	391	402
Diamond Sports Group
6.625%, 08/15/2027 (A)	3,148	1,546
5.375%, 08/15/2026 (A)	6,775	4,387
eG Global Finance
8.500%, 10/30/2025 (A)	520	550
6.750%, 02/07/2025 (A)	2,375	2,456
Fontainebleau Las Vegas Holdings
11.000%, 06/15/2015 (A)(B)(E)	3,108	8
Ford Motor
9.625%, 04/22/2030	157	225
9.000%, 04/22/2025	661	815
8.500%, 04/21/2023	2,256	2,518
Ford Motor Credit
5.584%, 03/18/2024	65	71
5.125%, 06/16/2025	130	143
5.113%, 05/03/2029	1,855	2,077
4.687%, 06/09/2025	655	709
4.542%, 08/01/2026	730	794
4.271%, 01/09/2027	310	332
4.134%, 08/04/2025	250	267
4.125%, 08/17/2027	1,013	1,075
4.063%, 11/01/2024	984	1,047
4.000%, 11/13/2030	1,497	1,568
3.815%, 11/02/2027	1,270	1,323
3.813%, 10/12/2021	1,125	1,133
3.810%, 01/09/2024	123	129
3.096%, 05/04/2023	271	276
2.979%, 08/03/2022	325	329
1.068%, VAR ICE LIBOR USD 3 Month+0.880%, 10/12/2021	575	574
Ford Motor Credit MTN
4.389%, 01/08/2026	415	448
GCI
4.750%, 10/15/2028 (A)	314	321
Getty Images
9.750%, 03/01/2027 (A)	1,325	1,421
Goodyear Tire & Rubber
5.250%, 04/30/2031	285	297
5.250%, 07/15/2031 (A)	81	85
5.000%, 07/15/2029 (A)	127	133
Hanesbrands
4.625%, 05/15/2024 (A)	2,293	2,431
Hertz
7.625%, 06/01/2022 (A)(B)	172	192
7.125%, 08/01/2026 (A)(B)	465	499
6.000%, 01/15/2028 (A)(B)	450	484
5.500%, 10/15/2024 (A)(B)	559	562

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Hilton Domestic Operating
5.750%, 05/01/2028 (A)	$246	$266
5.375%, 05/01/2025 (A)	74	78
3.750%, 05/01/2029 (A)	97	98
3.625%, 02/15/2032 (A)	1,074	1,061
Hilton Worldwide Finance
4.875%, 04/01/2027	110	115
Houghton Mifflin Harcourt Publishers
9.000%, 02/15/2025 (A)	2,050	2,193
Inn Of The Mountain Gods Resort & Casino
9.250%, 11/30/2023	2,182	2,111
International Game Technology
6.250%, 01/15/2027 (A)	2,800	3,192
4.125%, 04/15/2026 (A)	200	208
IRB Holding
7.000%, 06/15/2025 (A)	125	135
6.750%, 02/15/2026 (A)	1,773	1,835
KB Home
4.000%, 06/15/2031	508	512
Ken Garff Automotive
4.875%, 09/15/2028 (A)	278	284
L Brands
9.375%, 07/01/2025 (A)	32	41
7.500%, 06/15/2029	271	319
6.875%, 11/01/2035	37	47
6.750%, 07/01/2036	1,040	1,302
6.694%, 01/15/2027	81	95
6.625%, 10/01/2030 (A)	1,099	1,272
LBM Acquisition
6.250%, 01/15/2029 (A)	1,771	1,785
LCM Investments Holdings II
4.875%, 05/01/2029 (A)	976	1,000
LCPR Senior Secured Financing DAC
6.750%, 10/15/2027 (A)	1,999	2,154
LGI Homes
4.000%, 07/15/2029 (A)	1,208	1,214
Liberty Interactive
8.250%, 02/01/2030	3,457	3,951
Lions Gate Capital Holdings
5.500%, 04/15/2029 (A)	1,018	1,070
Lithia Motors
4.375%, 01/15/2031 (A)	1,356	1,452
3.875%, 06/01/2029 (A)	838	869
Macy’s
8.375%, 06/15/2025 (A)	311	342
Macy’s Retail Holdings
5.875%, 04/01/2029 (A)	1,440	1,549
5.125%, 01/15/2042	1,279	1,183
Magic Mergeco
7.875%, 05/01/2029 (A)	2,904	2,995
5.250%, 05/01/2028 (A)	1,335	1,370

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
MajorDrive Holdings IV
6.375%, 06/01/2029 (A)	$3,386	$3,378
Marriott Ownership Resorts
6.500%, 09/15/2026	555	576
6.125%, 09/15/2025 (A)	234	249
4.500%, 06/15/2029 (A)	41	42
Mattamy Group
4.625%, 03/01/2030 (A)	1,388	1,418
Mattel
6.750%, 12/31/2025 (A)	273	287
5.875%, 12/15/2027 (A)	190	207
3.750%, 04/01/2029 (A)	98	102
3.375%, 04/01/2026 (A)	78	81
McGraw Hill
8.000%, 11/30/2024 (A)	2,075	2,124
Melco Resorts Finance
5.250%, 04/26/2026	826	855
Meritage Homes
3.875%, 04/15/2029 (A)	1,246	1,290
MGM Resorts International
6.750%, 05/01/2025	850	910
6.000%, 03/15/2023	1,285	1,375
5.750%, 06/15/2025	367	405
Midcontinent Communications
5.375%, 08/15/2027 (A)	552	580
Midwest Gaming Borrower
4.875%, 05/01/2029 (A)	1,227	1,228
Millennium (Escrow Security)
7.625%, 11/15/2026 (B)(E)	175	–
Monitronics International Inc
9.125%, 04/01/2020 (B)(E)	5,936	–
National CineMedia
5.875%, 04/15/2028 (A)	150	147
5.750%, 08/15/2026	763	694
NCL
12.250%, 05/15/2024 (A)	1,005	1,214
Neiman Marcus Group (Escrow Security)
0.000%, 10/15/2021 (D)(E)	1,582	527
NESCO Holdings II
5.500%, 04/15/2029 (A)	271	283
Newell Brands
5.875%, 04/01/2036	90	111
4.700%, 04/01/2026	240	268
Panther BF Aggregator 2
8.500%, 05/15/2027 (A)	1,526	1,664
6.250%, 05/15/2026 (A)	1,300	1,385
Peninsula Pacific Entertainment
8.500%, 11/15/2027 (A)	4,897	5,259
Penn National Gaming
5.625%, 01/15/2027 (A)	1,300	1,350
PetSmart
7.750%, 02/15/2029 (A)	673	742

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.750%, 02/15/2028 (A)	$611	$635
Photo Holdings Merger Sub
8.500%, 10/01/2026 (A)	575	630
PM General Purchaser
9.500%, 10/01/2028 (A)	383	403
Prime Security Services Borrower
5.750%, 04/15/2026 (A)	1,044	1,153
3.375%, 08/31/2027 (A)	605	587
QVC
4.750%, 02/15/2027	570	604
4.375%, 09/01/2028	278	284
Radiate Holdco
6.500%, 09/15/2028 (A)	550	578
4.500%, 09/15/2026 (A)	550	569
Remington Outdoor Company Inc
0.000%, 12/31/2049 (E)	1,245	–
Royal Caribbean Cruises
11.500%, 06/01/2025 (A)	458	528
10.875%, 06/01/2023 (A)	458	522
9.125%, 06/15/2023 (A)	581	638
Scientific Games International
8.250%, 03/15/2026 (A)	1,375	1,475
7.000%, 05/15/2028 (A)	846	924
SeaWorld Parks & Entertainment
9.500%, 08/01/2025 (A)	1,935	2,075
Service International
7.500%, 04/01/2027	640	778
4.000%, 05/15/2031	75	77
Shea Homes
4.750%, 02/15/2028 (A)	711	728
4.750%, 04/01/2029 (A)	825	847
Six Flags Entertainment
5.500%, 04/15/2027 (A)	80	82
4.875%, 07/31/2024 (A)	2,476	2,501
Six Flags Theme Parks
7.000%, 07/01/2025 (A)	668	720
Specialty Building Products Holdings
6.375%, 09/30/2026 (A)	1,200	1,257
Speedway Motorsports
4.875%, 11/01/2027 (A)	846	853
SRS Distribution
6.125%, 07/01/2029 (A)	747	769
4.625%, 07/01/2028 (A)	847	866
Staples
10.750%, 04/15/2027 (A)	2,400	2,440
7.500%, 04/15/2026 (A)	1,753	1,816
Stars Group Holdings BV
7.000%, 07/15/2026 (A)	455	471
Station Casinos
4.500%, 02/15/2028 (A)	510	519
StoneMor
8.500%, 05/15/2029 (A)	1,065	1,077

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Studio City Finance
5.000%, 01/15/2029 (A)	$1,880	$1,897
Sugarhouse HSP Gaming Prop Mezz
5.875%, 05/15/2025 (A)	3,050	3,012
Superior Plus
4.500%, 03/15/2029 (A)	202	208
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/2028 (A)	2,200	2,314
Tempur Sealy International
4.000%, 04/15/2029 (A)	385	390
Tenneco
7.875%, 01/15/2029 (A)	138	156
5.375%, 12/15/2024	110	110
5.125%, 04/15/2029 (A)	2,319	2,383
5.000%, 07/15/2026	3,160	3,143
Terrier Media Buyer
8.875%, 12/15/2027 (A)	3,463	3,744
Univision Communications
6.625%, 06/01/2027 (A)	784	849
4.500%, 05/01/2029 (A)	383	386
Vail Resorts
6.250%, 05/15/2025 (A)	437	468
Victoria’s Secret
4.625%, 07/15/2029 (A)	234	234
Virgin Media Finance
5.000%, 07/15/2030 (A)	493	498
Virgin Media Secured Finance
5.500%, 05/15/2029 (A)	1,191	1,280
4.500%, 08/15/2030 (A)	480	484
Virgin Media Vendor Financing Notes IV DAC
5.000%, 07/15/2028 (A)	1,934	1,973
Vista Outdoor
4.500%, 03/15/2029 (A)	1,080	1,099
Wheel Pros
6.500%, 05/15/2029 (A)	2,150	2,174
White Capital Buyer
6.875%, 10/15/2028 (A)	105	112
White Capital Parent
8.250%cash/0% PIK, 03/15/2026 (A)	2,090	2,162
Wynn Las Vegas
5.500%, 03/01/2025 (A)	1,135	1,222
5.250%, 05/15/2027 (A)	190	204
Wynn Resorts Finance
7.750%, 04/15/2025 (A)	1,550	1,670
5.125%, 10/01/2029 (A)	250	264
Yum! Brands
7.750%, 04/01/2025 (A)	110	120
6.875%, 11/15/2037	1,065	1,321
5.350%, 11/01/2043	130	138
4.625%, 01/31/2032	217	228

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.625%, 03/15/2031	$239	$238

		225,040

Consumer Staples — 2.8%
Albertsons
5.875%, 02/15/2028 (A)	125	135
5.750%, 03/15/2025	61	62
4.875%, 02/15/2030 (A)	185	197
4.625%, 01/15/2027 (A)	2,072	2,167
3.500%, 02/15/2023 (A)	130	134
3.500%, 03/15/2029 (A)	408	403
3.250%, 03/15/2026 (A)	221	224
Central Garden & Pet
5.125%, 02/01/2028	265	280
4.125%, 10/15/2030	187	191
Chobani
7.500%, 04/15/2025 (A)	780	812
4.625%, 11/15/2028 (A)	1,807	1,873
Coty
6.500%, 04/15/2026 (A)	3,150	3,191
5.000%, 04/15/2026 (A)	168	170
Dole Food
7.250%, 06/15/2025 (A)	1,398	1,426
Edgewell Personal Care
5.500%, 06/01/2028 (A)	305	323
4.125%, 04/01/2029 (A)	117	118
Energizer Holdings
4.750%, 06/15/2028 (A)	469	481
4.375%, 03/31/2029 (A)	1,138	1,139
High Ridge Brands Co. (Escrow Security)
8.478%, 03/15/2025	760	–
JBS USA LUX
5.500%, 01/15/2030 (A)	1,215	1,359
Kraft Heinz Foods
3.000%, 06/01/2026	2,080	2,215
Lamb Weston Holdings
4.875%, 11/01/2026 (A)	360	372
4.875%, 05/15/2028 (A)	135	149
4.625%, 11/01/2024 (A)	1,917	1,984
LSF9 Atlantis Holdings
7.750%, 02/15/2026 (A)	1,955	2,028
New Albertsons
8.700%, 05/01/2030	955	1,194
8.000%, 05/01/2031	330	399
Performance Food Group
6.875%, 05/01/2025 (A)	50	53
5.500%, 10/15/2027 (A)	355	373
Post Holdings
5.750%, 03/01/2027 (A)	995	1,041
5.625%, 01/15/2028 (A)	565	599
5.500%, 12/15/2029 (A)	621	665
4.625%, 04/15/2030 (A)	153	156

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Rite Aid
8.000%, 11/15/2026 (A)	$1,383	$1,404
7.700%, 02/15/2027	925	880
7.500%, 07/01/2025 (A)	2,965	3,002
Sigma Holdco BV
7.875%, 05/15/2026 (A)	4,032	4,134
Simmons Foods
4.625%, 03/01/2029 (A)	1,553	1,567
Spectrum Brands
5.750%, 07/15/2025	54	55
5.500%, 07/15/2030 (A)	267	288
5.000%, 10/01/2029 (A)	100	106
3.875%, 03/15/2031 (A)	93	91
Triton Water Holdings Inc.
6.250%, 04/01/2029 (A)	2,504	2,510
Turning Point Brands
5.625%, 02/15/2026 (A)	1,140	1,177
Vector Group
10.500%, 11/01/2026 (A)	2,890	3,067
5.750%, 02/01/2029 (A)	970	988

		45,182

Energy — 11.4%
Aethon United BR
8.250%, 02/15/2026 (A)	990	1,072
Antero Midstream Partners
7.875%, 05/15/2026 (A)	838	937
5.750%, 03/01/2027 (A)	1,622	1,687
5.750%, 01/15/2028 (A)	300	316
5.375%, 06/15/2029 (A)	201	210
Antero Resources
8.375%, 07/15/2026 (A)	1,555	1,769
7.625%, 02/01/2029 (A)	2,600	2,886
5.375%, 03/01/2030 (A)	89	91
Apache
5.100%, 09/01/2040	2,061	2,159
4.875%, 11/15/2027	1,747	1,892
4.625%, 11/15/2025	46	50
4.375%, 10/15/2028	278	296
Archrock Partners
6.250%, 04/01/2028 (A)	1,773	1,851
Ascent Resources Utica Holdings
9.000%, 11/01/2027 (A)	678	937
8.250%, 12/31/2028 (A)	2,416	2,658
7.000%, 11/01/2026 (A)	1,606	1,680
5.875%, 06/30/2029 (A)	1,310	1,310
Baytex Energy
8.750%, 04/01/2027 (A)	390	393
Blue Racer Midstream
7.625%, 12/15/2025 (A)	1,368	1,482
Buckeye Partners
4.500%, 03/01/2028 (A)	400	410

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.125%, 03/01/2025 (A)	$230	$238
4.125%, 12/01/2027	135	137
California Resources
7.125%, 02/01/2026 (A)	284	299
Carrizo Oil & Gas
6.250%, 04/15/2023	80	80
Cheniere Energy
4.625%, 10/15/2028 (A)	1,045	1,102
Cheniere Energy Partners
5.625%, 10/01/2026	1,321	1,371
4.500%, 10/01/2029	5,531	5,946
4.000%, 03/01/2031 (A)	549	574
Chesapeake Energy
5.875%, 02/01/2029 (A)	227	246
5.500%, 02/01/2026 (A)	952	1,004
Chesapeake Energy (Escrow Security)
0.000%, 12/31/2049 (E)	3,650	–
Citgo Holding
9.250%, 08/01/2024 (A)	4,857	4,954
CITGO Petroleum
6.375%, 06/15/2026 (A)	159	166
CNX Midstream Partners
6.500%, 03/15/2026 (A)	1,035	1,086
CNX Resources
7.250%, 03/14/2027 (A)	2,240	2,400
6.000%, 01/15/2029 (A)	1,131	1,223
Colgate Energy Partners III
5.875%, 07/01/2029 (A)	92	95
Comstock Resources
7.500%, 05/15/2025 (A)	190	197
6.750%, 03/01/2029 (A)	2,262	2,410
5.875%, 01/15/2030 (A)	135	138
Continental Resources
5.750%, 01/15/2031 (A)	1,294	1,550
CQP Holdco
5.500%, 06/15/2031 (A)	1,906	1,986
Crestwood Midstream Partners
5.750%, 04/01/2025	1,420	1,460
CrownRock
5.625%, 10/15/2025 (A)	1,520	1,573
DCP Midstream Operating
8.125%, 08/16/2030	1,125	1,493
5.625%, 07/15/2027	638	726
5.125%, 05/15/2029	538	595
Delek Logistics Partners
6.750%, 05/15/2025	811	833
Devon Energy
7.950%, 04/15/2032	834	1,185
DT Midstream
4.375%, 06/15/2031 (A)	1,352	1,381
4.125%, 06/15/2029 (A)	4,085	4,148

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Encino Acquisition Partners Holdings
8.500%, 05/01/2028 (A)	$394	$402
Endeavor Energy Resources
6.625%, 07/15/2025 (A)	248	265
Energy Transfer
5.500%, 06/01/2027	1,564	1,733
EnLink Midstream
5.625%, 01/15/2028 (A)	195	206
5.375%, 06/01/2029	4,066	4,243
EnLink Midstream Partners
4.850%, 07/15/2026	190	197
Enviva Partners
6.500%, 01/15/2026 (A)	1,833	1,916
EQM Midstream Partners
6.500%, 07/01/2027 (A)	712	794
6.500%, 07/15/2048	1,264	1,353
6.000%, 07/01/2025 (A)	747	812
4.750%, 01/15/2031 (A)	204	210
4.500%, 01/15/2029 (A)	424	431
EQT
8.500%, 02/01/2030	540	704
7.625%, 02/01/2025	1,460	1,703
5.000%, 01/15/2029	92	103
3.900%, 10/01/2027	10	10
3.625%, 05/15/2031 (A)	90	94
3.125%, 05/15/2026 (A)	110	113
Exterran Energy Solutions
8.125%, 05/01/2025	2,054	1,818
Genesis Energy
8.000%, 01/15/2027	977	1,026
7.750%, 02/01/2028	708	732
6.500%, 10/01/2025	825	833
Great Western Petroleum
12.000%, 09/01/2025 (A)	1,132	1,126
Gulfport Energy Operating
8.000%, 05/17/2026	288	306
Gulfport Energy Operating (Escrow)
6.375%, 05/15/2025 (B)(E)	183	7
6.375%, 01/15/2026 (B)	585	22
6.000%, 10/15/2024 (B)	215	8
Harvest Midstream I
7.500%, 09/01/2028 (A)	1,990	2,161
Hess Midstream Operations
5.625%, 02/15/2026 (A)	325	339
Hilcorp Energy I
6.000%, 02/01/2031 (A)	775	822
5.750%, 02/01/2029 (A)	395	412
ITT Holdings
6.500%, 08/01/2029 (A)	1,286	1,310
Laredo Petroleum
10.125%, 01/15/2028	2,154	2,366
9.500%, 01/15/2025	2,642	2,784

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Marathon Oil
6.600%, 10/01/2037	$1,527	$2,030
MEG Energy
7.125%, 02/01/2027 (A)	1,325	1,412
6.500%, 01/15/2025 (A)	514	531
5.875%, 02/01/2029 (A)	82	86
Moss Creek Resources Holdings
10.500%, 05/15/2027 (A)	1,820	1,800
7.500%, 01/15/2026 (A)	2,022	1,880
Motiva Enterprises
6.850%, 01/15/2040 (A)	967	1,243
Nabors Industries
7.250%, 01/15/2026 (A)	93	91
5.750%, 02/01/2025	285	262
New Fortress Energy
6.750%, 09/15/2025 (A)	618	633
6.500%, 09/30/2026 (A)	1,262	1,290
NGL Energy Operating
7.500%, 02/01/2026 (A)	3,496	3,671
NGL Energy Partners
7.500%, 11/01/2023	2,075	2,044
7.500%, 04/15/2026	155	141
6.125%, 03/01/2025	2,868	2,603
Northern Oil and Gas
8.125%, 03/01/2028 (A)	1,991	2,145
NuStar Logistics
6.375%, 10/01/2030	685	757
6.000%, 06/01/2026	180	195
5.750%, 10/01/2025	685	745
5.625%, 04/28/2027	50	54
Oasis Midstream Partners
8.000%, 04/01/2029 (A)	248	264
Oasis Petroleum
6.375%, 06/01/2026 (A)	104	108
Occidental Petroleum
8.875%, 07/15/2030	1,188	1,589
8.500%, 07/15/2027	1,188	1,496
8.000%, 07/15/2025	696	833
6.625%, 09/01/2030	968	1,162
6.450%, 09/15/2036	430	514
6.375%, 09/01/2028	1,771	2,068
6.125%, 01/01/2031	3,012	3,544
5.875%, 09/01/2025	721	802
5.550%, 03/15/2026	260	287
5.500%, 12/01/2025	2,079	2,297
4.625%, 06/15/2045	1,165	1,136
4.500%, 07/15/2044	95	91
3.400%, 04/15/2026	753	770
3.200%, 08/15/2026	2,827	2,848
2.900%, 08/15/2024	271	277
2.700%, 02/15/2023	299	306

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
PBF Holding
9.250%, 05/15/2025 (A)	$990	$997
7.250%, 06/15/2025	845	642
6.000%, 02/15/2028	205	140
PDC Energy
5.750%, 05/15/2026	1,805	1,886
Peabody Energy
6.375%, 03/31/2025 (A)	769	554
Precision Drilling
7.125%, 01/15/2026 (A)	240	247
6.875%, 01/15/2029 (A)	90	93
Range Resources
8.250%, 01/15/2029 (A)	107	121
4.875%, 05/15/2025	708	733
Seventy Seven Energy (Escrow Security)
6.500%, 07/15/2022 (E)	305	–
Seventy Seven Operating (Escrow Security)
6.625%, 11/15/2019 (E)	1,869	–
Shelf Drilling Holdings
8.875%, 11/15/2024 (A)	335	346
8.250%, 02/15/2025 (A)	1,810	1,438
SM Energy
6.625%, 01/15/2027	718	738
6.500%, 07/15/2028	63	65
5.625%, 06/01/2025	1,785	1,767
5.000%, 01/15/2024	1,288	1,286
Southwestern Energy
7.750%, 10/01/2027	748	812
7.500%, 04/01/2026	905	958
6.450%, 01/23/2025	170	188
Summit Midstream Holdings
5.750%, 04/15/2025	1,514	1,389
5.500%, 08/15/2022	762	752
Sunoco
5.875%, 03/15/2028	1,585	1,684
4.500%, 05/15/2029 (A)	243	247
Tallgrass Energy Partners
7.500%, 10/01/2025 (A)	381	417
6.000%, 03/01/2027 (A)	2,065	2,127
6.000%, 12/31/2030 (A)	3,516	3,655
5.500%, 09/15/2024 (A)	75	76
5.500%, 01/15/2028 (A)	70	71
Targa Resources Partners
6.875%, 01/15/2029	192	216
6.500%, 07/15/2027	2,268	2,458
5.875%, 04/15/2026	525	551
5.375%, 02/01/2027	35	36
5.000%, 01/15/2028	1,056	1,114
4.875%, 02/01/2031 (A)	250	271
4.000%, 01/15/2032 (A)	167	172
TerraForm Power Operating
4.750%, 01/15/2030 (A)	375	384

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.250%, 01/31/2023 (A)	$1,164	$1,195
Transocean
11.500%, 01/30/2027 (A)	1,155	1,234
8.000%, 02/01/2027 (A)	1,670	1,406
7.500%, 04/15/2031	990	730
Transocean Guardian
5.875%, 01/15/2024 (A)	1,354	1,316
Transocean Pontus
6.125%, 08/01/2025 (A)	1,593	1,612
Transocean Proteus
6.250%, 12/01/2024 (A)	1,070	1,080
USA Compression Partners
6.875%, 04/01/2026	1,015	1,063
6.875%, 09/01/2027	1,700	1,816
Vine Energy Holdings
6.750%, 04/15/2029 (A)	1,312	1,381
Western Gas Partners
3.950%, 06/01/2025	244	254
Western Midstream Operating
4.750%, 08/15/2028	855	923
4.650%, 07/01/2026	870	928
2.288%, VAR ICE LIBOR USD 3 Month+2.100%, 01/13/2023	520	517
		184,134

Financials — 6.0%
Acrisure
7.000%, 11/15/2025 (A)	1,543	1,574
4.250%, 02/15/2029 (A)	1,759	1,737
AG Issuer
6.250%, 03/01/2028 (A)	856	902
Alliant Holdings Intermediate
6.750%, 10/15/2027 (A)	1,415	1,487
AssuredPartners
7.000%, 08/15/2025 (A)	1,625	1,659
5.625%, 01/15/2029 (A)	1,029	1,029
Bank of America
5.875%, VAR ICE LIBOR USD 3 Month+2.931% (C)	855	979
Barclays
7.750%, VAR USD Swap Semi 30/360 5 Yr Curr+4.842% (C)	1,630	1,791
6.125%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.867% (C)	590	654
Citigroup
5.000%, VAR United States Secured Overnight Financing Rate+3.813% (C)	2,339	2,448
Finance of America Funding
7.875%, 11/15/2025 (A)	3,075	3,067

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Freedom Mortgage
8.250%, 04/15/2025 (A)	$3,345	$3,491
8.125%, 11/15/2024 (A)	1,555	1,607
7.625%, 05/01/2026 (A)	1,235	1,286
6.625%, 01/15/2027 (A)	710	714
Genworth Holdings
4.800%, 02/15/2024	310	310
HAT Holdings I
6.000%, 04/15/2025 (A)	1,489	1,570
3.750%, 09/15/2030 (A)	1,603	1,565
Home Point Capital
5.000%, 02/01/2026 (A)	1,385	1,291
HSBC Holdings
4.600%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.649% (C)	783	812
Hunt
5.250%, 04/15/2029 (A)	1,555	1,508
Intesa Sanpaolo MTN
5.710%, 01/15/2026 (A)	945	1,069
Jefferies Finance
6.250%, 06/03/2026 (A)	834	871
JPMorgan Chase
5.000%, VAR United States Secured Overnight Financing Rate+3.380% (C)	856	905
4.000%, VAR United States Secured Overnight Financing Rate+2.745% (C)	1,691	1,713
Ladder Capital Finance Holdings LLLP
5.250%, 03/15/2022 (A)	100	100
5.250%, 10/01/2025 (A)	944	960
4.750%, 06/15/2029 (A)	1,650	1,650
4.250%, 02/01/2027 (A)	984	983
LD Holdings Group
6.500%, 11/01/2025 (A)	1,298	1,333
6.125%, 04/01/2028 (A)	1,265	1,263
Lloyds Banking Group
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+4.760% (C)	1,965	2,235
LPL Holdings
4.625%, 11/15/2027 (A)	2,231	2,312
4.375%, 05/15/2031 (A)	325	329
Merger Sub II
10.750%, 08/01/2027 (A)	1,741	1,932
MGIC Investment
5.250%, 08/15/2028	340	360
Midcap Financial Issuer Trust
6.500%, 05/01/2028 (A)	2,546	2,664
5.625%, 01/15/2030 (A)	929	933

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	9

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Morgan Stanley
5.875%, VAR ICE LIBOR USD 3 Month+4.435%0 (C)	$855	$980
5.300%, VAR ICE LIBOR USD 3 Month+3.160% (C)	535	564
MPH Acquisition Holdings
5.750%, 11/01/2028 (A)	1,592	1,600
Nationstar Mortgage Holdings
6.000%, 01/15/2027 (A)	1,464	1,517
5.500%, 08/15/2028 (A)	2,896	2,920
5.125%, 12/15/2030 (A)	443	441
New Residential Investment
6.250%, 10/15/2025 (A)	3,329	3,332
NFP
6.875%, 08/15/2028 (A)	864	910
OneMain Finance
7.125%, 03/15/2026	2,105	2,452
6.625%, 01/15/2028	342	392
5.375%, 11/15/2029	1,172	1,275
4.000%, 09/15/2030	2,317	2,297
3.500%, 01/15/2027	78	79
PennyMac Financial Services
4.250%, 02/15/2029 (A)	2,296	2,212
PRA Group
7.375%, 09/01/2025 (A)	1,135	1,224
Quicken Loans
5.250%, 01/15/2028 (A)	882	926
3.875%, 03/01/2031 (A)	642	647
3.625%, 03/01/2029 (A)	86	85
Sabre GLBL Inc.
9.250%, 04/15/2025 (A)	168	200
7.375%, 09/01/2025 (A)	285	310
Saracen Development
14.000%cash/0% PIK, 10/15/2025 (A)(E)	2,331	2,575
Sitka Holdings
4.642%, VAR ICE LIBOR USD 3 Month+4.500%, 07/06/2026 (A)	2,862	2,862
Starwood Property Trust
5.500%, 11/01/2023 (A)	1,240	1,299
4.750%, 03/15/2025	1,366	1,421
3.625%, 07/15/2026 (A)	150	151
StoneX Group
8.625%, 06/15/2025 (A)	778	831
Verscend Escrow
9.750%, 08/15/2026 (A)	1,130	1,191
VistaJet Malta Finance
10.500%, 06/01/2024 (A)	4,396	4,793
Voya Financial
4.700%, VAR ICE LIBOR USD 3 Month+2.084%, 01/23/2048	778	823

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
WeWork
7.875%, 05/01/2025 (A)	$3,749	$3,918
		97,320

Health Care — 6.7%
Acadia Healthcare
5.500%, 07/01/2028 (A)	763	815
AHP Health Partners
5.750%, 07/15/2029 (A)	156	158
Air Methods
8.000%, 05/15/2025 (A)	6,165	5,826
Akumin
7.000%, 11/01/2025 (A)	1,330	1,381
Avantor Funding
4.625%, 07/15/2028 (A)	321	339
Bausch Health
9.000%, 12/15/2025 (A)	1,695	1,818
7.250%, 05/30/2029 (A)	195	199
7.000%, 01/15/2028 (A)	945	973
6.250%, 02/15/2029 (A)	3,638	3,598
6.125%, 04/15/2025 (A)	1,935	1,983
5.250%, 01/30/2030 (A)	4,045	3,762
5.250%, 02/15/2031 (A)	1,370	1,279
5.000%, 01/30/2028 (A)	890	844
5.000%, 02/15/2029 (A)	706	658
4.875%, 06/01/2028 (A)	1,255	1,284
Bausch Health Americas
9.250%, 04/01/2026 (A)	385	419
8.500%, 01/31/2027 (A)	842	915
Centene
5.375%, 06/01/2026 (A)	530	554
4.625%, 12/15/2029	917	1,008
4.250%, 12/15/2027	1,637	1,725
3.375%, 02/15/2030	320	335
CHS
8.000%, 03/15/2026 (A)	85	92
6.875%, 04/15/2029 (A)	1,684	1,762
6.125%, 04/01/2030 (A)	554	562
6.000%, 01/15/2029 (A)	250	267
5.625%, 03/15/2027 (A)	240	256
4.750%, 02/15/2031 (A)	1,110	1,114
DaVita
3.750%, 02/15/2031 (A)	2,996	2,876
Emergent BioSolutions
3.875%, 08/15/2028 (A)	1,535	1,504
Encompass Health
5.750%, 09/15/2025	915	941
4.750%, 02/01/2030	1,521	1,616
4.500%, 02/01/2028	375	389
Endo Dac
6.000%, 02/01/2025 (A)	698	530

10	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Endo DAC
9.500%, 07/31/2027 (A)	$1,121	$1,143
6.000%, 06/30/2028 (A)	1,257	848
Endo Finance
5.750%, 01/15/2022 (A)	981	905
Endo Luxembourg Finance I S.a.r.l.
6.125%, 04/01/2029 (A)	1,035	1,014
Envision Healthcare Corporation
8.750%, 10/15/2026 (A)	3,093	2,165
Global Medical Response
6.500%, 10/01/2025 (A)	2,046	2,105
HCA
5.875%, 02/15/2026	4,455	5,148
5.875%, 02/01/2029	465	561
5.625%, 09/01/2028	130	154
5.375%, 02/01/2025	2,747	3,099
3.500%, 09/01/2030	2,230	2,376
Hill-Rom Holdings
4.375%, 09/15/2027 (A)	1,200	1,242
Hologic
3.250%, 02/15/2029 (A)	508	504
Horizon Pharma USA
5.500%, 08/01/2027 (A)	797	846
IQVIA
5.000%, 10/15/2026 (A)	805	833
Jaguar Holding II
5.000%, 06/15/2028 (A)	95	103
4.625%, 06/15/2025 (A)	96	101
Jazz Securities DAC
4.375%, 01/15/2029 (A)	1,170	1,213
Lannett
7.750%, 04/15/2026 (A)	1,400	1,394
Legacy LifePoint Health
6.750%, 04/15/2025 (A)	374	399
LifePoint Health
5.375%, 01/15/2029 (A)	490	478
4.375%, 02/15/2027 (A)	5,501	5,567
Mallinckrodt International Finance
5.625%, 10/15/2023 (A)(B)	315	220
5.500%, 04/15/2025 (A)(B)	630	438
MEDNAX
6.250%, 01/15/2027 (A)	992	1,050
Organon
5.125%, 04/30/2031 (A)	613	632
4.125%, 04/30/2028 (A)	1,206	1,230
Ortho-Clinical Diagnostics
7.250%, 02/01/2028 (A)	964	1,053
Owens & Minor
4.500%, 03/31/2029 (A)	312	321
Par Pharmaceutical
7.500%, 04/01/2027 (A)	2,816	2,879

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Prestige Brands
5.125%, 01/15/2028 (A)	$315	$332
Prime Security Services Borrower
6.250%, 01/15/2028 (A)	640	681
Radiology Partners
9.250%, 02/01/2028 (A)	974	1,076
RP Escrow Issuer
5.250%, 12/15/2025 (A)	791	826
Select Medical
6.250%, 08/15/2026 (A)	841	896
Surgery Center Holdings
6.750%, 07/01/2025 (A)	828	845
Syneos Health
3.625%, 01/15/2029 (A)	1,243	1,231
Tenet Healthcare
7.500%, 04/01/2025 (A)	164	177
6.875%, 11/15/2031	595	675
6.250%, 02/01/2027 (A)	1,433	1,496
6.125%, 10/01/2028 (A)	5,877	6,263
5.125%, 11/01/2027 (A)	663	695
4.875%, 01/01/2026 (A)	1,729	1,793
4.625%, 07/15/2024	495	502
4.625%, 06/15/2028 (A)	2,470	2,542
4.250%, 06/01/2029 (A)	1,476	1,494
US Acute Care Solutions
6.375%, 03/01/2026 (A)	594	614
US Renal Care
10.625%, 07/15/2027 (A)	2,010	2,108
Varex Imaging
7.875%, 10/15/2027 (A)	1,335	1,495
		107,544

Industrials — 8.0%
ACCO Brands
4.250%, 03/15/2029 (A)	310	307
ADT Security
4.875%, 07/15/2032 (A)	1,508	1,589
Allied Universal Holdco
9.750%, 07/15/2027 (A)	674	742
4.625%, 06/01/2028 (A)	400	401
Allison Transmission
5.875%, 06/01/2029 (A)	210	230
4.750%, 10/01/2027 (A)	2,432	2,526
3.750%, 01/30/2031 (A)	190	187
American Airlines
11.750%, 07/15/2025 (A)	1,184	1,486
5.750%, 04/20/2029 (A)	3,144	3,399
5.500%, 04/20/2026 (A)	2,213	2,343
American Builders & Contractors Supply
4.000%, 01/15/2028 (A)	2,534	2,597
APi Group DE
4.125%, 07/15/2029 (A)	159	158

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	11

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Arconic
6.125%, 02/15/2028 (A)	$729	$782
5.900%, 02/01/2027	535	625
ATS Automation Tooling Systems
4.125%, 12/15/2028 (A)	270	276
Avis Budget Car Rental
5.375%, 03/01/2029 (A)	518	539
5.250%, 03/15/2025 (A)	123	125
Boeing
5.805%, 05/01/2050	1,112	1,497
5.150%, 05/01/2030	225	266
Bombardier
7.875%, 04/15/2027 (A)	725	752
7.500%, 12/01/2024 (A)	1,499	1,566
7.500%, 03/15/2025 (A)	875	900
7.125%, 06/15/2026 (A)	951	996
6.000%, 10/15/2022 (A)	1,848	1,850
Brand Industrial Services
8.500%, 07/15/2025 (A)	1,464	1,488
Builders FirstSource
5.000%, 03/01/2030 (A)	853	897
BWX Technologies
5.375%, 07/15/2026 (A)	1,692	1,737
4.125%, 06/30/2028 (A)	712	725
4.125%, 04/15/2029 (A)	1,706	1,736
Cargo Aircraft Management
4.750%, 02/01/2028 (A)	2,148	2,191
CDW
4.250%, 04/01/2028	370	388
3.250%, 02/15/2029	171	173
Clark Equipment
5.875%, 06/01/2025 (A)	696	736
Clean Harbors
4.875%, 07/15/2027 (A)	1,267	1,327
Core & Main
6.125%, 08/15/2025 (A)	1,331	1,358
Core & Main Holdings LP
8.625%cash/0% PIK, 09/15/2024 (A)	1,635	1,668
CoreCivic
8.250%, 04/15/2026	267	277
CP Atlas Buyer
7.000%, 12/01/2028 (A)	2,501	2,592
Delta Air Lines
7.375%, 01/15/2026	283	332
7.000%, 05/01/2025 (A)	1,835	2,141
4.750%, 10/20/2028 (A)	1,627	1,809
Deluxe
8.000%, 06/01/2029 (A)	1,745	1,893
EnerSys
4.375%, 12/15/2027 (A)	559	582
EnPro Industries
5.750%, 10/15/2026	328	346

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Fortress Transportation and Infrastructure Investors
9.750%, 08/01/2027 (A)	$495	$572
6.500%, 10/01/2025 (A)	1,170	1,215
5.500%, 05/01/2028 (A)	980	1,020
Garda World Security
9.500%, 11/01/2027 (A)	310	343
6.000%, 06/01/2029 (A)	242	240
GFL Environmental
5.125%, 12/15/2026 (A)	1,125	1,190
4.750%, 06/15/2029 (A)	177	184
4.000%, 08/01/2028 (A)	874	863
3.750%, 08/01/2025 (A)	208	214
3.500%, 09/01/2028 (A)	1,415	1,411
Global Infrastructure Solutions
5.625%, 06/01/2029 (A)	207	215
GrafTech Finance
4.625%, 12/15/2028 (A)	1,985	2,037
Granite Holdings US Acquisition
11.000%, 10/01/2027 (A)	1,895	2,113
Griffon
5.750%, 03/01/2028	450	478
H&E Equipment Services
3.875%, 12/15/2028 (A)	3,045	2,996
Harsco
5.750%, 07/31/2027 (A)	465	487
Hawaiian Brand Intellectual Property
5.750%, 01/20/2026 (A)	818	878
Herc Holdings
5.500%, 07/15/2027 (A)	525	553
Hillman Group
6.375%, 07/15/2022 (A)	770	771
Howmet Aerospace
6.875%, 05/01/2025	155	180
Icahn Enterprises
4.750%, 09/15/2024	660	690
4.375%, 02/01/2029 (A)	560	557
JELD-WEN
6.250%, 05/15/2025 (A)	235	251
4.875%, 12/15/2027 (A)	15	16
4.625%, 12/15/2025 (A)	355	362
Korn Ferry
4.625%, 12/15/2027 (A)	1,444	1,500
Madison IAQ
5.875%, 06/30/2029 (A)	652	663
4.125%, 06/30/2028 (A)	433	437
Masonite International
5.750%, 09/15/2026 (A)	42	43
5.375%, 02/01/2028 (A)	298	316
MasTec
4.500%, 08/15/2028 (A)	343	361

12	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Mileage Plus Holdings LLC
6.500%, 06/20/2027 (A)	$1,306	$1,438
New Enterprise Stone & Lime
6.250%, 03/15/2026 (A)	1,035	1,063
Nielsen Finance
5.875%, 10/01/2030 (A)	412	448
5.625%, 10/01/2028 (A)	647	683
PGT Escrow Issuer
6.750%, 08/01/2026 (A)	300	317
PowerTeam Services
9.033%, 12/04/2025 (A)	2,139	2,353
RBS Global
4.875%, 12/15/2025 (A)	2,551	2,602
Rolls-Royce
5.750%, 10/15/2027 (A)	1,955	2,154
Sensata Technologies
4.375%, 02/15/2030 (A)	1,779	1,875
4.000%, 04/15/2029 (A)	416	422
3.750%, 02/15/2031 (A)	1,764	1,744
Signature Aviation US Holdings
4.000%, 03/01/2028 (A)	1,133	1,141
Spirit AeroSystems
7.500%, 04/15/2025 (A)	268	286
4.600%, 06/15/2028	3,270	3,205
Spirit Loyalty Cayman
8.000%, 09/20/2025 (A)	416	470
SPX FLOW
5.875%, 08/15/2026 (A)	230	237
Standard Industries
5.000%, 02/15/2027 (A)	30	31
4.750%, 01/15/2028 (A)	725	759
3.375%, 01/15/2031 (A)	132	126
Stericycle
3.875%, 01/15/2029 (A)	229	229
Stevens Holding
6.125%, 10/01/2026 (A)	245	263
Team Health Holdings
6.375%, 02/01/2025 (A)	4,066	3,867
Terex
5.000%, 05/15/2029 (A)	120	125
Tervita
11.000%, 12/01/2025 (A)	2,220	2,486
TransDigm
8.000%, 12/15/2025 (A)	500	540
6.250%, 03/15/2026 (A)	3,537	3,732
5.500%, 11/15/2027	1,982	2,066
4.875%, 05/01/2029 (A)	694	701
4.625%, 01/15/2029 (A)	488	488
TriMas
4.125%, 04/15/2029 (A)	239	242
Triumph Group
8.875%, 06/01/2024 (A)	290	323

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
7.750%, 08/15/2025	$1,630	$1,677
6.250%, 09/15/2024 (A)	250	254
Tutor Perini
6.875%, 05/01/2025 (A)	4,247	4,369
Uber Technologies
7.500%, 05/15/2025 (A)	554	598
United Airlines
4.625%, 04/15/2029 (A)	1,117	1,156
4.375%, 04/15/2026 (A)	2,488	2,576
United Airlines Holdings
4.875%, 01/15/2025	1,510	1,567
United Rentals North America
5.500%, 05/15/2027	378	401
4.875%, 01/15/2028	875	928
Univar Solutions USA
5.125%, 12/01/2027 (A)	281	295
Wabash National
5.500%, 10/01/2025 (A)	340	347
Welbilt
9.500%, 02/15/2024	190	199
WESCO Distribution
7.250%, 06/15/2028 (A)	356	397
7.125%, 06/15/2025 (A)	356	385
Western Global Airlines
10.375%, 08/15/2025 (A)	1,135	1,298
Wolverine Escrow
13.125%, 11/15/2027 (A)	100	84
9.000%, 11/15/2026 (A)	614	599
XPO Logistics
6.750%, 08/15/2024 (A)	1,781	1,850
6.250%, 05/01/2025 (A)	215	229
		129,316

Information Technology — 3.6%
ACI Worldwide
5.750%, 08/15/2026 (A)	394	413
Ahead DB Holdings
6.625%, 05/01/2028 (A)	737	762
Alliance Data Systems
4.750%, 12/15/2024 (A)	840	863
AMS
7.000%, 07/31/2025 (A)	1,617	1,742
Arches Buyer
6.125%, 12/01/2028 (A)	1,686	1,737
4.250%, 06/01/2028 (A)	213	211
Ascend Learning
6.875%, 08/01/2025 (A)	215	218
Ascend Learning LLC
6.875%, 08/01/2025 (A)	315	321
Austin BidCo
7.125%, 12/15/2028 (A)	955	979

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	13

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Avaya
6.125%, 09/15/2028 (A)	$2,918	$3,123
Black Knight InfoServ
3.625%, 09/01/2028 (A)	236	235
BY Crown Parent
4.250%, 01/31/2026 (A)	959	1,005
Castle US Holding
9.500%, 02/15/2028 (A)	1,025	1,069
CDK Global
5.250%, 05/15/2029 (A)	190	207
Clarivate Science Holdings
4.875%, 06/30/2029 (A)	184	189
3.875%, 06/30/2028 (A)	680	686
CommScope
8.250%, 03/01/2027 (A)	1,973	2,109
7.125%, 07/01/2028 (A)	325	352
6.000%, 03/01/2026 (A)	600	633
CommScope Technologies
6.000%, 06/15/2025 (A)	2,654	2,710
CPI CG
8.625%, 03/15/2026 (A)	800	850
Diebold Nixdorf
9.375%, 07/15/2025 (A)	694	770
Elastic
4.125%, 07/15/2029 (A)	1,027	1,027
Entegris
4.375%, 04/15/2028 (A)	725	757
3.625%, 05/01/2029 (A)	146	148
Flexential Intermediate
11.250%, 08/01/2024 (A)	750	818
Gartner
4.500%, 07/01/2028 (A)	70	74
3.750%, 10/01/2030 (A)	117	120
3.625%, 06/15/2029 (A)	59	60
Go Daddy Operating
5.250%, 12/01/2027 (A)	1,868	1,961
3.500%, 03/01/2029 (A)	700	695
Imola Merger
4.750%, 05/15/2029 (A)	691	711
ION Trading Technologies Sarl
5.750%, 05/15/2028 (A)	1,745	1,812
NCR
8.125%, 04/15/2025 (A)	122	133
6.125%, 09/01/2029 (A)	450	491
5.750%, 09/01/2027 (A)	1,225	1,296
5.125%, 04/15/2029 (A)	843	869
5.000%, 10/01/2028 (A)	692	716
Nuance Communications
5.625%, 12/15/2026	1,757	1,830
ON Semiconductor
3.875%, 09/01/2028 (A)	471	485

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Open Text Holdings
4.125%, 02/15/2030 (A)	$1,885	$1,922
Paysafe Finance
4.000%, 06/15/2029 (A)	1,812	1,785
Plantronics
4.750%, 03/01/2029 (A)	164	163
Presidio Holdings
8.250%, 02/01/2028 (A)	567	617
4.875%, 02/01/2027 (A)	260	268
PTC
4.000%, 02/15/2028 (A)	1,438	1,485
3.625%, 02/15/2025 (A)	549	566
Science Applications International
4.875%, 04/01/2028 (A)	2,087	2,189
Seagate HDD Cayman
5.750%, 12/01/2034	856	984
3.375%, 07/15/2031 (A)	1,221	1,180
SS&C Technologies
5.500%, 09/30/2027 (A)	498	528
Switch
4.125%, 06/15/2029 (A)	88	90
3.750%, 09/15/2028 (A)	58	59
Synaptics
4.000%, 06/15/2029 (A)	1,224	1,230
Twilio
3.875%, 03/15/2031	385	395
3.625%, 03/15/2029	385	393
Veritas US
10.500%, 02/01/2024 (A)	1,031	1,058
7.500%, 09/01/2025 (A)	3,280	3,415
Viasat
6.500%, 07/15/2028 (A)	2,455	2,618
5.625%, 09/15/2025 (A)	1,548	1,577
Xerox Holdings
5.500%, 08/15/2028 (A)	278	289
5.000%, 08/15/2025 (A)	278	293
		58,291

Materials — 7.7%
Alcoa Nederland Holding BV
7.000%, 09/30/2026 (A)	285	298
5.500%, 12/15/2027 (A)	200	217
Allegheny Technologies
7.875%, 08/15/2023	1,764	1,934
5.875%, 12/01/2027	999	1,046
Arconic
6.000%, 05/15/2025 (A)	283	302
ARD Finance
6.500%cash/0% PIK, 06/30/2027 (A)	2,092	2,196
Ardagh Packaging Finance
6.000%, 02/15/2025 (A)	356	367
5.250%, 04/30/2025 (A)	1,280	1,346

14	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.250%, 08/15/2027 (A)	$455	$464
4.125%, 08/15/2026 (A)	993	1,025
Ashland
6.875%, 05/15/2043	851	1,070
Axalta Coating Systems
4.750%, 06/15/2027 (A)	394	413
3.375%, 02/15/2029 (A)	205	200
Baffinland Iron Mines
8.750%, 07/15/2026 (A)	4,170	4,420
Big River Steel
6.625%, 01/31/2029 (A)	264	291
Boart Longyear Management Pty
10.000%cash/0% PIK, 12/31/2022	2,103	1,724
BWAY Holding
7.250%, 04/15/2025 (A)	3,868	3,791
Carpenter Technology
6.375%, 07/15/2028	184	202
CEMEX Materials
7.700%, 07/21/2025 (A)	920	1,056
CF Industries
5.375%, 03/15/2044	104	129
5.150%, 03/15/2034	228	276
4.950%, 06/01/2043	1,093	1,292
Chemours
7.000%, 05/15/2025	320	330
5.750%, 11/15/2028 (A)	2,196	2,349
Cleveland-Cliffs
4.875%, 03/01/2031 (A)	139	146
4.625%, 03/01/2029 (A)	193	203
Compass Minerals International
6.750%, 12/01/2027 (A)	1,120	1,204
Constellium
5.875%, 02/15/2026 (A)	1,316	1,355
5.625%, 06/15/2028 (A)	495	531
3.750%, 04/15/2029 (A)	1,261	1,248
Cornerstone Chemical
6.750%, 08/15/2024 (A)	7,311	6,872
Crown Americas
4.750%, 02/01/2026	835	867
4.250%, 09/30/2026	1,827	1,959
CVR Partners
9.250%, 06/15/2023 (A)	279	280
6.125%, 06/15/2028 (A)	2,169	2,223
Element Solutions
3.875%, 09/01/2028 (A)	287	293
First Quantum Minerals
7.500%, 04/01/2025 (A)	1,350	1,401
6.875%, 03/01/2026 (A)	1,941	2,030
6.500%, 03/01/2024 (A)	1,189	1,213
Forterra Finance
6.500%, 07/15/2025 (A)	185	199

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Freeport-McMoRan
5.450%, 03/15/2043	$2,690	$3,288
5.400%, 11/14/2034	589	711
4.625%, 08/01/2030	526	576
4.375%, 08/01/2028	696	735
4.125%, 03/01/2028	334	349
GCP Applied Technologies
5.500%, 04/15/2026 (A)	575	591
Graham Packaging
7.125%, 08/15/2028 (A)	185	199
Greif
6.500%, 03/01/2027 (A)	345	364
Hecla Mining
7.250%, 02/15/2028	620	677
Hexion
7.875%, 07/15/2027 (A)	1,365	1,473
IAMGOLD
5.750%, 10/15/2028 (A)	1,860	1,935
INEOS Group Holdings
5.625%, 08/01/2024 (A)	1,340	1,345
Innophos Holdings
9.375%, 02/15/2028 (A)	1,790	1,933
Kraton Polymers
4.250%, 12/15/2025 (A)	1,938	1,977
LABL Escrow Issuer
10.500%, 07/15/2027 (A)	290	320
6.750%, 07/15/2026 (A)	390	416
LSB Industries
9.625%, 05/01/2023 (A)	5,050	5,176
Mineral Resources
8.125%, 05/01/2027 (A)	2,205	2,423
Mountain Province Diamonds
8.000%, 12/15/2022 (A)	2,470	2,211
New Gold Inc
7.500%, 07/15/2027 (A)	615	667
6.375%, 05/15/2025 (A)	199	206
NMG Holding
7.125%, 04/01/2026 (A)	5,228	5,581
Northwest Acquisitions ULC
7.125%, 11/01/2022 (A)(B)	2,115	–
Nouryon Holding BV
8.000%, 10/01/2026 (A)	455	482
NOVA Chemicals
5.250%, 06/01/2027 (A)	590	636
5.000%, 05/01/2025 (A)	889	951
4.875%, 06/01/2024 (A)	300	317
4.250%, 05/15/2029 (A)	213	215
Novelis
5.875%, 09/30/2026 (A)	1,884	1,960
4.750%, 01/30/2030 (A)	745	782
OCI
5.250%, 11/01/2024 (A)	1,595	1,644

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	15

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.625%, 10/15/2025 (A)	$535	$558
Owens-Brockway Glass Container
6.625%, 05/13/2027 (A)	1,195	1,300
6.375%, 08/15/2025 (A)	600	665
5.875%, 08/15/2023 (A)	679	732
Polar US Borrower
6.750%, 05/15/2026 (A)	2,966	2,970
Rain CII Carbon
7.250%, 04/01/2025 (A)	4,200	4,337
Reichhold Industries
9.000%, 05/08/2017 (A)(B)(E)	859	–
Reynolds Group Issuer
4.000%, 10/15/2027 (A)	1,150	1,142
SCIH Salt Holdings
6.625%, 05/01/2029 (A)	5,606	5,620
4.875%, 05/01/2028 (A)	1,347	1,347
Scotts Miracle-Gro
4.500%, 10/15/2029	84	87
4.000%, 04/01/2031 (A)	639	637
Summit Materials
5.250%, 01/15/2029 (A)	219	233
5.125%, 06/01/2025 (A)	1,302	1,312
Tacora Resources
8.250%, 05/15/2026 (A)	980	1,014
Taseko Mines
7.000%, 02/15/2026 (A)	1,659	1,730
Trident TPI Holdings
9.250%, 08/01/2024 (A)	1,410	1,473
Trinseo Materials Operating
5.375%, 09/01/2025 (A)	460	471
5.125%, 04/01/2029 (A)	156	160
Trivium Packaging Finance BV
8.500%, 08/15/2027 (A)	453	493
5.500%, 08/15/2026 (A)	599	629
Tronox
6.500%, 05/01/2025 (A)	507	537
4.625%, 03/15/2029 (A)	1,934	1,953
United States Steel
6.875%, 03/01/2029	808	865
Venator Finance Sarl
9.500%, 07/01/2025 (A)	871	979
5.750%, 07/15/2025 (A)	2,500	2,456
Warrior Met Coal
8.000%, 11/01/2024 (A)	1,350	1,370
		123,972

Real Estate — 2.1%
Brookfield Property
5.750%, 05/15/2026 (A)	5,435	5,714
Diversified Healthcare Trust
9.750%, 06/15/2025	2,080	2,304
4.375%, 03/01/2031	645	618

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Howard Hughes
5.375%, 08/01/2028 (A)	$562	$597
Iron Mountain
5.250%, 03/15/2028 (A)	756	791
5.250%, 07/15/2030 (A)	765	810
5.000%, 07/15/2028 (A)	255	265
4.875%, 09/15/2027 (A)	1,667	1,728
4.875%, 09/15/2029 (A)	1,500	1,548
4.500%, 02/15/2031 (A)	268	271
iStar
4.250%, 08/01/2025	1,119	1,151
Kennedy-Wilson
5.000%, 03/01/2031	94	97
4.750%, 03/01/2029	95	98
Lamar Media
4.000%, 02/15/2030	565	572
MGM Growth Properties Operating Partnership
5.750%, 02/01/2027	204	227
5.625%, 05/01/2024	1,130	1,224
4.625%, 06/15/2025 (A)	261	279
4.500%, 09/01/2026	1,618	1,727
4.500%, 01/15/2028	95	100
3.875%, 02/15/2029 (A)	227	230
Outfront Media Capital
6.250%, 06/15/2025 (A)	554	586
4.250%, 01/15/2029 (A)	1,980	1,992
Realogy Group
9.375%, 04/01/2027 (A)	998	1,109
5.750%, 01/15/2029 (A)	1,193	1,247
RHP Hotel Properties
4.750%, 10/15/2027	483	496
4.500%, 02/15/2029 (A)	164	164
RLJ Lodging Trust
3.750%, 07/01/2026 (A)	755	763
Service Properties Trust
4.950%, 02/15/2027	2,565	2,552
3.950%, 01/15/2028	1,961	1,848
Uniti Group
7.875%, 02/15/2025 (A)	813	871
6.500%, 02/15/2029 (A)	163	163
VICI Properties
4.625%, 12/01/2029 (A)	448	476
4.250%, 12/01/2026 (A)	429	446
4.125%, 08/15/2030 (A)	711	730
3.750%, 02/15/2027 (A)	580	590
		34,384

Utilities — 1.6%
Calpine
5.000%, 02/01/2031 (A)	373	371
4.625%, 02/01/2029 (A)	140	138

16	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.500%, 02/15/2028 (A)	$2,881	$2,939
3.750%, 03/01/2031 (A)	1,224	1,166
FirstEnergy
4.400%, 07/15/2027	1,016	1,105
NRG Energy
7.250%, 05/15/2026	305	316
6.625%, 01/15/2027	1,113	1,152
5.250%, 06/15/2029 (A)	335	356
3.625%, 02/15/2031 (A)	2,689	2,643
3.375%, 02/15/2029 (A)	115	113
Pacific Gas and Electric
4.750%, 02/15/2044	337	340
4.300%, 03/15/2045	394	378
3.950%, 12/01/2047	840	781
Pattern Energy Operations
4.500%, 08/15/2028 (A)	917	949
PG&E
5.250%, 07/01/2030	1,185	1,196
5.000%, 07/01/2028	284	287
Pike
5.500%, 09/01/2028 (A)	1,536	1,598
Rockpoint Gas Storage Canada
7.000%, 03/31/2023 (A)	1,995	2,040
Solaris Midstream Holdings
7.625%, 04/01/2026 (A)	745	790
Suburban Propane Partners
5.000%, 06/01/2031 (A)	116	119
Talen Energy Supply
10.500%, 01/15/2026 (A)	645	466
7.625%, 06/01/2028 (A)	5	5
7.250%, 05/15/2027 (A)	325	303
6.625%, 01/15/2028 (A)	1,090	998
Vistra Operations
5.625%, 02/15/2027 (A)	337	350
5.000%, 07/31/2027 (A)	2,526	2,593
4.375%, 05/01/2029 (A)	1,391	1,398
4.300%, 07/15/2029 (A)	808	878

		25,768

Total Corporate Obligations (Cost $1,130,048) ($ Thousands)		1,168,372

LOAN PARTICIPATIONS — 10.8%
1236904 B.C. Ltd., Initial Term Loan, 1st Lien
5.604%, 03/04/2027 (H)	177	173
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Initial Term Loan, 1st Lien
5.500%, VAR LIBOR+4.750%, 04/20/2028	3,059	3,187

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
ACProducts Holdings, Inc., Initial Term Loan, 1st Lien
4.750%, VAR LIBOR+4.250%, 05/17/2028	$335	$333
Adient US LLC, Term B-1 Loan, 1st Lien
3.593%, VAR LIBOR+3.500%, 46853	283	283
Agrofresh Inc., Initial Term Loan, 1st Lien
7.250%, 12/31/2024 (H)	1,413	1,416
AI Aqua Merger Sub Inc., Tranche B-1 Term Loan, 1st Lien
4.250%, VAR LIBOR+3.250%, 12/13/2023	2,139	2,141
Alvogen Pharma US, Inc., January 2020 Loan, 1st Lien
6.250%, VAR LIBOR+5.250%, 12/31/2023	1,266	1,245
American Gaming, Term Loan, 1st Lien
14.000%, 02/15/2024 (E)(H)	859	884
American Tire Distributors, Inc., Initial Term Loan, 1st Lien
8.500%, 09/02/2024 (H)	2,747	2,745
American Trailer World Corp., Initial Term Loan, 1st Lien
4.500%, VAR LIBOR+3.750%, 03/03/2028	385	384
AP Gaming I, LLC, Incremental Term B Loan, 1st Lien
4.500%, VAR LIBOR+3.500%, 02/15/2024	722	715
Apollo Commercial Real Estate Finance, Inc., Term B-1 Loan, 1st Lien
4.000%, VAR LIBOR+3.500%, 03/11/2028	758	756
Arctic Canadian Diamond Company Ltd., Term Loan A-2, 1st Lien
6.000%, 12/31/2024 (D)(E)(H)	167	167
Arctic Canadian Diamond Company Ltd.,Term Loan, 2nd Lien
12.500%, 12/31/2027 (D)(E)(H)	994	994
Aruba Investments Holdings, LLC, Initial Term Loan, 2nd Lien
8.500%, 11/24/2028 (H)	1,060	1,064
Ascend Learning, LLC, Amendment No. 2 Incremental Term Loan, 1st Lien
4.750%, VAR LIBOR+3.750%, 07/12/2024	93	93
Ascend Learning, LLC, Initial Term Loan, 1st Lien
4.000%, VAR LIBOR+3.250%, 07/12/2024	140	140

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	17

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Asurion, LLC, New B-8 Term Loan, 1st Lien
3.343%, VAR LIBOR+3.250%, 12/23/2026	$422	$417
Autokiniton, Term Loan B, 1st Lien
5.000%, 04/06/2028 (H)	651	656
Avianca Holdings S.A., DIP Delayed Draw Loan A-1, 1st Lien
12.500%, 11/10/2021 (H)	1,626	1,648
Bausch Health Companies Inc., Initial Term Loan, 1st Lien
3.093%, VAR LIBOR+3.000%, 06/02/2025	441	439
Boardriders Inc., Closing Date Tranche A Loan, 1st Lien
9.000%, 10/23/2023 (H)	390	376
Boardriders Inc., Closing Date Tranche B-2 Loan, 1st Lien
9.000%, 04/23/2024 (H)	2,054	1,910
Bright Bidco, Term Loan B, 1st Lien
4.500%, 06/30/2024 (I)	1,230	1,027
Brookfield Property REIT Inc., Initial Term B Loan, 1st Lien
2.604%, 08/27/2025 (I)	112	109
Buckeye Partners L.P., Term Loan B-1, 1st Lien
2.354%, 11/01/2026 (H)	228	226
BWay Holding Company , Initial Term Loan, 1st Lien
3.385%, VAR LIBOR+3.250%, 04/03/2024 (I)	1,240	1,210
Caesars Resort Collection, LLC, Term B-1 Loan, 1st Lien
4.615%, VAR LIBOR+4.500%, 07/21/2025	1,965	1,971
Carecentrix 4/18 Cov-Lite, Term Loan, 1st Lien
4.500%, 04/03/2025 (H)	763	707
Carestream Health Inc., 2023 Extended Term Loan, 1st Lien
7.750%, 05/08/2023 (H)	1,407	1,409
Carestream Health Inc., 2023 Extended Term Loan, 2nd Lien
13.500%, 08/08/2023 (E)(H)	2,379	2,314
CBAC Borrower, LLC, Term Loan B, 1st Lien
4.104%, 07/08/2024 (H)	1,494	1,450
CCI Buyer, Inc., Initial Term Loan, 1st Lien
4.750%, VAR LIBOR+4.000%, 12/17/2027	168	168
Cengage Learning, Inc., 2016 Refinancing Term Loan, 1st Lien
5.250%, VAR LIBOR+4.250%, 06/07/2023	1,965	1,966

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Cenveo Corporation, Exit Term Loan, 1st Lien
8.500%, 06/07/2023 (I)	$2,680	$2,608
Claire’s Stores, Inc., Initial Term Loan, 1st Lien
6.593%, VAR LIBOR+6.500%, 12/18/2026	1,127	1,080
Clarios Global, Term Loan 1st Lien
3.354%, VAR LIBOR+ 3.250%, 04/30/2026	669	662
CNT Holdings I Corp, Initial Term Loan, 1st Lien
4.500%, VAR LIBOR+3.750%, 11/08/2027	771	771
ConvergeOne Holdings, Corp., Initial Term Loan, 1st Lien
5.093%, VAR LIBOR+5.000%, 01/04/2026	2,774	2,739
CP Atlas Buyer, Inc., Term B Loan, 1st Lien
4.250%, VAR LIBOR+3.750%, 11/23/2027 (I)	115	115
Culligan 6/21 Cov-Lite, Term Loan, 1st Lien
0.000%, 06/16/2028 (I)	1,905	1,910
Delta Topco, Inc., Initial Term Loan, 2nd Lien
8.000%, VAR LIBOR+7.250%, 12/01/2028	891	901
E.W. Scripps Company, The, Tranche B-3 Term Loan, 1st Lien
3.750%, VAR LIBOR+3.000%, 01/07/2028	558	557
East Valley Tourist Development Authority, Term Loan, 1st Lien
9.000%, VAR LIBOR+8.000%, 03/07/2022 (E)	2,168	2,136
Endo Luxembourg Finance Company S.a.r.l, Term Loan, 1st Lien
5.750%, 03/27/2028 (H)	758	730
Enterprise Development Authority, Term Loan B, 1st Lien
5.000%, 02/28/2028 (E)(H)	2,818	2,825
Envision Healthcare Corporation, Initial Term Loan, 1st Lien
3.843%, VAR LIBOR+3.750%, 10/10/2025	6,115	5,220
Epic Crude Services, LP, Term Loan, 1st Lien
5.140%, VAR LIBOR+5.000%, 03/02/2026	1,707	1,349
Epic Y-Grade Services LP, Term Loan, 1st Lien
7.000%, 06/30/2027 (I)	4,413	3,806

18	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
eResearchTechnology, Inc., Initial Term Loan, 1st Lien
5.500%, VAR LIBOR+4.500%, 02/04/2027	$2,382	$2,391
Foresight Energy Operating, LLC, Tranche A Term Loan, 1st Lien
9.500%, VAR LIBOR+8.000%, 06/30/2027 (E)	273	273
Forest City Enterprises, L.P., Replacement Term Loan, 1st Lien
3.593%, VAR LIBOR+3.500%, 12/08/2025	551	537
Gannett Holdings LLC, Term Loan, 1st Lien
7.750%, 02/09/2026 (H)	1,285	1,292
Gates Global 2/21 Cov-Lite Tl 3/31/2027 Lien 1
3.500%, 03/31/2027 (H)	411	410
GFL Environmental, 2020 Refinancing Term Loan, 1st Lien
3.500%, 05/30/2025 (H)	–	–
Global Medical Response, Inc., 2018 New Term Loan, 1st Lien
5.250%, VAR LIBOR+4.250%, 03/14/2025 (I)	256	256
Grab Holdings, Inc., Initial Term Loan, 1st Lien
5.500%, VAR LIBOR+4.500%, 01/29/2026	3,448	3,497
Graham Packaging Company Inc., Initial Term Loan (2021), 1st Lien
3.750%, VAR LIBOR+3.000%, 08/04/2027	349	348
Green Energy Partners/Stonewall LLC, Term Loan B-1 Conversion Advances, 1st Lien
6.500%, VAR LIBOR+5.500%, 11/13/2021 (E)	397	369
Greeneden U.S. Holdings I, LLC, Initial Dollar Term Loan (2020), 1st Lien
4.750%, VAR LIBOR+4.000%, 12/01/2027	285	285
Gulf Finance, LLC, Tranche B Term Loan, 1st Lien
6.250%, VAR LIBOR+5.250%, 08/25/2023	2,157	1,827
Hercules Achievement, Inc. (Varsity Brands Holding Co., Inc.), Initial Term Loan, 1st Lien
4.500%, VAR LIBOR+3.500%, 12/16/2024	307	300
Hoffmaster Group, Term Loan B, 1st Lien
5.000%, 11/21/2023 (E)(H)	504	484

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.), New Term Loan, 1st Lien
3.093%, VAR LIBOR+3.000%, 05/01/2026	$474	$470
Indivior Finance S.a r.l., 2017 Replacement USD Term Loan, 1st Lien
5.500%, 12/19/2022 (E)(H)	639	637
Informatica LLC , Dollar 2020 Term Loan, 1st Lien
3.343%, VAR LIBOR+3.250%, 02/25/2027	97	96
IRB Holding Corp., Fourth Amendment Incremental Term Loan, 1st Lien
4.250%, VAR LIBOR+3.250%, 12/15/2027	229	229
Ivanti Software, Inc., First Amendment Term Loan, 1st Lien
4.750%, VAR LIBOR+4.000%, 12/01/2027	302	300
Ivanti Software, Inc., Initial Term Loan, 1st Lien
5.750%, VAR LIBOR+4.750%, 12/01/2027	1,525	1,525
J.C. Penney Corporation Inc., Term Loan, 1st Lien
5.250%, VAR LIBOR+4.250%, 06/23/2023 (B)(E)	2,253	6
Journey Personal Care Corp., Initial Term Loan, 1st Lien
5.000%, 03/01/2028 (H)	2,030	2,034
Kantar, Term Loan 1st Lien
0.000%, 12/04/2026 (I)	90	90
Knight Energy Services, Exit Facility Loan
8.500%, 02/09/2024 (E)(H)	63	–
KNS Acquisition Corp., Initial Term Loan, 1st Lien
7.000%, VAR LIBOR+6.250%, 04/21/2027 (I)	2,175	2,167
Lanai Holdings II, Inc., Initial Term Loan, 1st Lien
7.000%, VAR Prime Rate by Country+3.750%, 08/29/2022	4,104	4,081
Lifescan Global Corporation, Initial Term Loan, 1st Lien
6.202%, 10/01/2024 (H)	5,904	5,845
Liftoff Mobile, Inc., Initial Term Loan, 1st Lien
4.250%, VAR LIBOR+3.500%, 03/17/2028	769	768

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	19

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Madison IAQ, LLC, Initial Term Loan, 1st Lien
3.750%, VAR LIBOR+3.250%, 06/16/2028 (I)	$499	$499
Magnite, Inc. 4/1/2028 Term Loan
5.750%, 04/01/2028 (H)	638	635
Mashantucket (Western) Pequot Tribe, Term Loan B, 1st Lien
8.375%, VAR LIBOR+8.125%, 02/16/2022 (E)	5,334	5,187
Mavenir Systems, Inc., Initial Term Loan, 1st Lien
7.000%, VAR LIBOR+6.000%, 05/08/2025	1,544	1,542
McGraw Hill, LLC, Term B Loan, 1st Lien
5.750%, VAR LIBOR+4.750%, 11/01/2024	1,775	1,777
Meredith Corporation, Tranche B-3 Term Loan, 1st Lien
5.250%, VAR LIBOR+4.250%, 01/31/2025	318	324
Mileage Plus Holdings, LLC (Mileage Plus Intellectual Property Assets, Ltd.), Initial Term Loan, 1st Lien
6.250%, VAR LIBOR+5.250%, 06/21/2027	937	999
Misys Limited, Dollar Term Loan, 1st Lien
4.500%, VAR LIBOR+3.500%, 06/13/2024	1,083	1,065
MLN US HoldCo, LLC, Term B Loan, 1st Lien
4.606%, VAR LIBOR+4.500%, 11/30/2025	802	732
Monitronics International Inc, Term Loan, 1st Lien
7.750%, VAR LIBOR+6.500%, 03/29/2024 (E)	218	211
Navitas Midstream Midland Basin, LLC, Initial Term Loan, 1st Lien
5.500%, VAR LIBOR+4.500%, 12/13/2024	1,111	1,114
Nouryon Finance B.V., Initial Dollar Term Loan, 1st Lien
2.848%, VAR LIBOR+2.750%, 10/01/2025	539	535
Optiv Inc., Initial Term Loan, 1st Lien
4.250%, VAR LIBOR+3.250%, 02/01/2024	1,547	1,510
Padagis/Perrigo, Term Loan 1st Lien
0.000%, 06/30/2028 (I)	774	766
Park River Holdings Inc., Initial Term Loan, 1st Lien
4.000%, 12/28/2027 (H)	128	127

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Peak 10 Holding Corporation, Initial Term Loan, 1st Lien
3.703%, VAR LIBOR+3.500%, 08/01/2024	$4,299	$3,935
Penney Borrower, LLC, Initial Loan, 1st Lien
9.500%, 12/07/2026 (H)	1,516	1,475
Peraton Corp., Term B Loan, 1st Lien
4.500%, VAR LIBOR+3.750%, 02/01/2028	1,000	1,002
Petco Health and Wellness Company, Inc., Initial Term Loan, 1st Lien
4.000%, VAR LIBOR+3.250%, 03/03/2028	350	349
PetSmart, LLC, Initial Term Loan, 1st Lien
4.500%, VAR LIBOR+3.750%, 02/11/2028	2,020	2,021
Plantronics Inc., Initial Term Loan B, 1st Lien
2.593%, 07/02/2025 (H)	905	887
Polymer Additives Inc., Closing Date Term Loan, 1st Lien
6.177%, 07/31/2025 (H)	4,451	4,228
Premier Brands Group Holdings, LLC, Term Loan, 1st Lien
8.254%, 03/19/2024 (H)	348	238
8.135%, 03/19/2024 (I)	430	293
Rent-A-Center, Inc., Initial Term Loan, 1st Lien
4.750%, VAR LIBOR+4.000%, 02/17/2028	2,618	2,618
Revlon Consumer Products Corporation, 2016 Term Loan, 1st Lien
4.250%, VAR LIBOR+3.500%, 09/07/2023 (B)(E)	4,926	2,709
S&S Holdings, LLC, Initial Term Loan, 1st Lien
5.500%, 03/11/2028 (H)	758	750
Sabre GLBL Inc., 2020 Other Term B Loan, 1st Lien
4.750%, VAR LIBOR+4.000%, 12/17/2027	929	934
Schweitzer-Mauduit International, Inc., Term B Loan, 1st Lien
4.500%, VAR LIBOR+3.750%, 02/09/2028	932	918
Serta Simmons Bedding, LLC, Initial Exchange Term Loan, 1st Lien
8.500%, 08/10/2023 (H)	384	366
Shutterfly, Insitutional Term Loan, 1st Lien
7.000%, 09/25/2026 (H)	208	209
SIJ, LLC, Term Loan, 1st Lien
10.139%, 07/15/2026 (E)(H)	2,254	2,226

20	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Sotera Health Holdings, LLC, Refinancing Loan, 1st Lien
3.250%, 12/11/2026 (H)	$1,651	$1,644
SP PF Buyer, LLC, Closing Date Term Loan, 1st Lien
4.594%, VAR LIBOR+4.500%, 12/22/2025	1,509	1,484
SRS Distribution Inc. 5/19/2028 Term Loan B
4.250%, 05/19/2028 (I)	469	468
Staples, Inc., 2019 Refinancing New Term B-1 Loan, 1st Lien
5.176%, VAR LIBOR+5.000%, 04/16/2026 (I)	3,764	3,663
Steinway Musical Instruments Inc., Closing Date Loan, 1st Lien
4.750%, 02/14/2025 (H)	448	442
Sunshine Luxembourg VII S.a r.l., Facility B3, 1st Lien
4.500%, VAR LIBOR+3.750%, 10/01/2026	788	790
Syniverse Holdings, Inc., Initial Term Loan, 2nd Lien
10.000%, VAR LIBOR+9.000%, 03/11/2024	1,125	1,098
Syniverse Holdings, Inc., Tranche C Term Loan, 1st Lien
6.000%, VAR LIBOR+5.000%, 03/09/2023	6,355	6,286
Team Health Holdings, Inc., Initial Term Loan, 1st Lien
3.750%, VAR LIBOR+2.750%, 02/06/2024	3,481	3,372
Tecta America Corp., Term Loan, 1st Lien
5.000%, VAR LIBOR+4.250%, 04/10/2028	905	906
Thryv Inc., Initial Term Loan, 1st Lien
9.500%, 03/01/2026 (H)	1,123	1,139
Titan Acquisition Limited, Initial Term Loan, 1st Lien
3.267%, VAR LIBOR+3.000%, 03/28/2025	1,067	1,048
Tortoise Borrower, LLC, Initial Term Loan, 1st Lien
4.500%, 01/31/2025 (H)	1,026	770
Travelport Finance (Luxembourg) S.a r.l., Initial Term Loan (Priority), 1st Lien
9.000%, VAR LIBOR+8.000%, 02/28/2025 (I)	378	396
Travelport Finance (Luxembourg) S.a r.l., Initial Term Loan, 1st Lien
5.203%, VAR LIBOR+5.000%, 05/29/2026 (I)	966	879

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Traverse Midstream Partners, LLC, Advance, 1st Lien
6.500%, VAR LIBOR+5.500%, 09/27/2024	$1,725	$1,730
Triton Water Holdings, Inc., Initial Term Loan, 1st Lien
4.000%, VAR LIBOR+3.500%, 03/31/2028	1,308	1,306
Tutor Perini Corporation, Term Loan, 1st Lien
5.750%, 08/18/2027 (H)	1,931	1,950
Twin River Worldwide Holdings, Inc., Term B-1 Facility Loan, 1st Lien
9.000%, VAR LIBOR+8.000%, 05/11/2026 (E)	661	696
U.S. Renal Care, Inc., Initial Term Loan, 1st Lien
5.125%, VAR LIBOR+5.000%, 06/26/2026	483	485
United AirLines, Inc., Class B Term Loan, 1st Lien
4.500%, VAR LIBOR+3.750%, 46864	890	901
VeriFone Systems, Inc., Initial Term Loan, 1st Lien
4.147%, VAR LIBOR+4.000%, 08/20/2025	1,527	1,500
Vertical Midco GmbH, Facility B (USD), 1st Lien
4.478%, VAR LIBOR+4.250%, 07/30/2027	276	276
Vertiv Group Corporation 3/2/2027 Vertiv 3/21 Cov-Lite
2.836%, 03/02/2027 (H)	149	148
Victoria’S Secret, Term Loan 1st Lien
0.000%, 06/30/2028 (I)	774	766
White Cap Buyer, LLC, Initial Closing Date Term Loan, 1st Lien
4.500%, VAR LIBOR+4.000%, 10/19/2027	442	442
Wilsonart, LLC, Tranche E Term Loan, 1st Lien
4.500%, VAR LIBOR+3.500%, 12/31/2026	2,852	2,850
Wok Holdings Inc., Initial Term Loan, 1st Lien
6.354%, 03/01/2026 (H)	650	641
Woodford Express, LLC, Initial Term Loan, 1st Lien
6.000%, 01/27/2025 (I)	2,218	2,144

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	21

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1st Lien
3.093%, VAR LIBOR+3.000%, 03/09/2027	$307	$304

Total Loan Participations (Cost $172,836) ($ Thousands)		175,354

ASSET-BACKED SECURITIES — 10.6%

Other Asset-Backed Securities — 10.6%
Airplanes Pass-Through Trust, Ser 2001-1A, Cl A9 (J)
0.735%, VAR ICE LIBOR USD 1 Month+0.550%, 03/15/2019 (A)(B)(E)	587	21
Apex Credit CLO, Ser 2020-1A, Cl E1
7.748%, VAR ICE LIBOR USD 3 Month+7.560%, 10/20/2031 (A)(E)	1,258	1,236
Ares XXXIV CLO, Ser 2020-2A, Cl FR
8.790%, VAR ICE LIBOR USD 3 Month+8.600%, 04/17/2033 (A)(E)	1,446	1,374
B&M CLO, Ser 2014-1A, Cl E
5.934%, VAR ICE LIBOR USD 3 Month+5.750%, 04/16/2026 (A)(E)	2,480	1,715
Battalion CLO VII, Ser 2014-7A, Cl SUB
0.000%, 07/17/2028 (A)(E)(K)	4,490	1,616
Battalion CLO VIII, Ser 2015-8A, Cl SUB
0.000%, 07/18/2030 (A)(D)(E)(K)	3,390	2,407
Battalion CLO X, Ser 2016-10A, Cl SUB
0.000%, 01/25/2035 (A)(E)(K)	4,450	4,227
Battalion CLO XI, Ser 2017-11A, Cl SUB
0.000%, 10/24/2029 (A)(E)(K)	5,857	5,154
Battalion CLO XII, Ser 2018-12A, Cl SUB
0.000%, 05/17/2031 (A)(E)(K)	4,663	3,835
Battalion CLO XIV, Ser 2019-14A
0.000%, 04/20/2032 (E)(K)	3,427	2,716
Battalion CLO XVI, Ser 2019-16A, Cl SUB
0.000%, 12/19/2032 (A)(E)(K)	2,128	1,915
Battalion CLO XX, Ser 2021-20A
0.000%, 07/15/2034 (E)(K)	4,839	4,258
Benefit Street Partners CLO III, Ser 2013-IIIA, Cl SUB
0.000%, 07/20/2029 (A)(D)(E)(K)	2,531	835
Benefit Street Partners CLO IV
0.000%, 07/20/2026 *(A)(E)(G)(K)	7	3,395
Benefit Street Partners CLO IX
0.000%, 07/20/2025 (A)(E)(G)(K)	2,293	1,559

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Benefit Street Partners CLO V
0.000%, 10/20/2026 (A)(E)(G)(K)	$6,387	$1
Benefit Street Partners CLO V-B
0.000%, 04/20/2031 (E)(K)	10,259	6,032
Benefit Street Partners CLO VI, Ser 2015-VIA, Cl SUB
0.000%, 10/18/2029 (A)(E)(K)	7,502	2,926
Benefit Street Partners CLO VII, Ser 2015-VIII, Cl SUB
0.000%, 07/18/2027 (E)(K)	6,715	416
Benefit Street Partners CLO VIII
0.000%, 01/20/2028 (A)(D)(E)(K)	6,720	3,830
Benefit Street Partners CLO X, Ser 2016-10A, Cl SUB
0.000%, 04/20/2034 (A)(E)(K)	7,631	4,350
Benefit Street Partners CLO XII, Ser 2017-12A, Cl C
3.234%, VAR ICE LIBOR USD 3 Month+3.050%, 10/15/2030 (A)(E)	1,238	1,201
Benefit Street Partners CLO XIV, Ser 2018-14A, Cl SUB
0.000%, 04/20/2031 (A)(E)(K)	3,809	2,781
Benefit Street Partners CLO XVIII, Ser 2019-18A, Cl SUB
0.000%, 10/15/2032 (A)(E)(K)	3,486	2,652
Benefit Street Partners CLO XX, Ser 2020-20A, Cl SUB
0.000%, 07/15/2031 (A)(E)(K)	2,261	2,487
Benefit Street Partners CLO XXIII, Ser 2021-23A
0.000%, 04/25/2034 (E)(K)	5,130	4,322
Bighorn III, Warehouse Note
0.000%, (E)(L)	6,780	6,780
Blue Ridge CLO II, Ser 2014-2A, Cl D
4.990%, VAR ICE LIBOR USD 3 Month+4.800%, 07/18/2026 (A)(B)(E)	2,284	1,804
Blue Ridge CLO II, Ser 2014-2A, Cl E
5.990%, VAR ICE LIBOR USD 3 Month+5.800%, 07/18/2026 (A)(B)(E)	2,679	228
Cathedral Lake CLO, Ser 2015-3A, Cl SUB
0.000%, 01/15/2026 (A)(E)(K)	2,725	1,090
Cathedral Lake V, Ser 2018-5A, Cl SUB
0.000%, 10/21/2030 (A)(E)(K)	3,139	1,570
First Eagle Clarendon Fund CLO, Ser 2015-1A, Cl E
6.226%, VAR ICE LIBOR USD 3 Month+6.050%, 01/25/2027 (A)(D)(E)	3,439	3,366

22	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Great Lakes CLO, Ser 2014-1A, Cl SUB
0.000%, 10/15/2029 (A)(E)(K)	$4,860	$1,944
Great Lakes CLO, Ser 2015-1A, Cl ER
8.000%, VAR ICE LIBOR USD 3 Month+7.360%, 01/16/2030 (A)(E)	3,253	3,063
Great Lakes CLO, Ser 2015-1A, Cl FR
11.000%, VAR ICE LIBOR USD 3 Month+10.000%, 01/16/2030 (A)(B)(E)	1,198	1,068
Great Lakes CLO, Ser 2015-1A, Cl SUB
0.000%, 01/16/2030 (A)(E)(K)	4,519	2,892
Great Lakes CLO, Ser 2017-1A, Cl ER
7.684%, VAR ICE LIBOR USD 3 Month+7.500%, 10/15/2029 (A)(E)	3,321	3,223
Great Lakes CLO, Ser 2017-1A, Cl FR
10.184%, VAR ICE LIBOR USD 3 Month+10.000%, 10/15/2029 (A)(E)	1,940	1,777
Ivy Hill Middle Market Credit Fund VII, Ser 2013-7A, Cl SUB
0.000%, 10/20/2029 (A)(E)(K)	2,484	1,366
Ivy Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl SUB
0.000%, 07/20/2029 (A)(E)(K)	651	594
Ivy Hill Middle Market Credit Fund XIV, Ser 2018-14A, Cl D
7.260%, VAR ICE LIBOR USD 3 Month+7.070%, 04/18/2030 (A)(E)	1,559	1,512
IVY Hill Middle Market Credit Fund XIV, Ser 2018-14A, Cl SUB
0.000%, 04/18/2030 (A)(E)(K)	1,169	766
LCM CLO, Ser 31A
0.000%, 01/20/2032 (E)(K)	1,115	960
Lockwood Grove CLO, Ser 2014-1A, Cl SUB
0.000%, 01/25/2030 (A)(E)(K)	3,797	2,601
Lockwood Grove CLO, Ser 2018-1A, Cl ERR
6.026%, VAR ICE LIBOR USD 3 Month+5.850%, 01/25/2030 (A)(E)	2,499	2,424
Neuberger Berman CLO XXII, Ser 2016-22A, Cl F
0.100%, 10/17/2030 (A)(E)	112	17
Neuberger Berman CLO XXII, Ser 2016-22A, Cl SUB
0.000%, 10/17/2027 (A)(E)(K)	3,640	2,257
Neuberger Berman Loan Advisers CLO
0.000%, 10/20/2032 (E)(K)	3,438	3,139
Neuberger Berman Loan Advisers CLO, Ser 2020-36A, Cl INC
0.000%, 04/20/2033 (A)(E)(K)	1,095	909

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Neuberger Berman Loan Advisers CLO, Ser 2020-36A, Cl SPIN
0.114%, 04/20/2033 (A)(E)(H)	$14	$13
Neuberger Berman Loan Advisers CLO, Ser 2020-39
0.000%, 01/20/2032 (D)(E)(K)	3,294	2,908
Neuberger Berman Loan Advisers CLO, Ser 2021-41
0.000%, 04/15/2034 (E)(K)	2,670	2,328
NewStar Exeter Fund CLO, Ser 2015-1A, Cl E
7.388%, VAR ICE LIBOR USD 3 Month+7.200%, 01/20/2027 (A)(E)	3,890	3,598
NewStar Fairfield Fund CLO, Ser 2015-2A, Cl SUB
0.000%, 04/20/2030 (A)(E)(K)	7,983	4,603
OCP CLO, Ser 2017-14A, Cl SUB
0.000%, 11/20/2030 (A)(E)(K)	1,655	1,125
OCP CLO, Ser 2020-19A, Cl SUB
0.000%, 07/20/2031 (A)(E)(K)	1,224	1,249
OCP CLO, Ser 2021-21A
0.000%, 07/20/2034 (E)(K)	4,413	3,902
Shackleton CLO, Ser 2014-6RA
0.000%, 07/17/2028 (E)(K)	6,388	2,555
Shackleton CLO, Ser 2019-14A, Cl SUB
0.000%, 07/20/2034 (A)(E)(K)	1,999	1,479
TCP Whitney CLO, Ser 2017-1I, Cl SUB
0.000%, 08/20/2029 (E)(K)	9,085	7,511
TCW CLO, Ser 2017-1A, Cl SUB
0.000%, 07/29/2029 (A)(E)(K)	4,194	2,810
TCW CLO, Ser 2018-1A, Cl SUB
0.000%, 04/25/2031 (A)(E)(K)	2,978	2,235
TCW CLO, Ser 2019-2A, Cl SUB
0.000%, 10/20/2032 (A)(E)(K)	3,528	2,734
TCW CLO, Ser 2020-1
0.000%, 04/20/2028 (E)(K)	5,352	4,148
Venture 35 CLO, Ser 2018-35A, Cl SUB
0.000%, 10/22/2031 (A)(E)(K)	11,892	5,708
Venture CDO, Ser 2016-25A, Cl SUB
0.000%, 04/20/2029 (A)(E)(K)	2,030	1,167
Venture XXVI CLO, Ser 2017-26A, Cl SUB
0.000%, 01/20/2029 (A)(E)(K)	1,609	724
Venture XXVIII CLO, Ser 2017-28A, Cl SUB
0.000%, 07/20/2030 (A)(E)(K)	3,228	1,775

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	23

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Voya CLO, Ser 2020-2
0.000%, 07/21/2031 (E)(K)	$4,915	$5,515

Total Asset-Backed Securities (Cost $123,359) ($ Thousands)		170,698

	Shares

COMMON STOCK — 2.2%
21st Century Oncology Private Company *(D)(E)	15,311	172
Aquity Holdings Inc *	85,745	933
Arctic Canadian Diamond Company Ltd. *(E)	1,054	–
Aspect Software, Cl CR1 *(E)	27,500	–
Aspect Software, Cl CR2 *(E)	11,134	–
Battalion Oil *	516	7
Berry Corp	331,646	2,229
Cenveo Corporation *	38,426	231
CHC Group LLC *(M)	7,983	–
Chesapeake Energy	4,043	210
Clear Channel Outdoor Holdings Inc, Cl A *	202,317	534
Copper Property Pass-Through Certificates *(E)	147,922	2,729
EP Energy *	15,235	1,493
Extraction Oil & Gas *	77,769	4,270
Frontier Communications Parent *	33,264	878
FTS International, Cl A *	48,466	1,371
Global Aviation Holdings Inc, Cl A *(E)	97,655	–
Guitar Center *(D)(E)	13,905	2,053
Gulfport Energy Operating *	10,798	699
Gymboree *(E)	40,312	10
Hexion Holdings Corp *	105,856	1,906
iHeartMedia Inc *	37,193	1,002
Knight Energy Services *(E)(N)	1,764	–
Magnachip Semiconductor *	22,871	546
Medical Card Systems *(D)(E)	284,758	1,086
Mmodal (Escrow Security) *(E)	67,688	8
Monitronics International Inc *(D)(E)(M)	211,006	2,112
MYT Holding LLC *(D)(E)	273,738	1,538
Neiman Marcus Group *(E)	5,934	724
Neiman Marcus Group *(E)(F)	620	76
Nine West FKA Premier Brands *(E)	92,548	92
Noble Corp *	25,319	633
Oasis Petroleum Inc	8,453	850
Parker Drilling *(E)	79,089	427
Penney Borrower LLC *(E)	19,723	138
Quad/Graphics Inc *	54	–
Reichhold Industries *(D)(E)	1,427	2,016
Remainco LLC *(D)(E)	27,268	33
Rue 21 *	1,835	596
SandRidge Energy *	8,295	52
Titan Energy LLC *	22,243	–

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Tourmaline Oil Corp	26,257	$751
Valaris *	27,523	795
VICI Properties Inc ‡	52,784	1,638
Whiting Petroleum *	6,453	352
Windstream Services *	10,897	163

Total Common Stock (Cost $29,742) ($ Thousands)		35,353

	Face Amount (Thousands)

CONVERTIBLE BONDS — 0.6%
Air Canada CV to 65.134
4.000%, 07/01/2025	$260	403
Chesapeake Energy CV to 116.7134
5.500%, 12/31/2049	100	2
CNX Resources CV to 77.882
2.250%, 05/01/2026	270	350
DISH Network CV to 15.343
3.375%, 08/15/2026	465	474
Golar LNG CV to 26.9925
2.750%, 02/15/2022	556	551
Liberty Latin America CV to 48.4315
2.000%, 07/15/2024	1,145	1,166
Liberty Media CV to 16.776
3.750%, 02/15/2030	2,556	1,930
Liberty Media CV to 22.947
4.000%, 11/15/2029	489	374
MGIC Investment CV to 74.0741
9.000%, 04/01/2063 (A)	2,242	2,943
Pebblebrook Hotel Trust CV to 39.2549
1.750%, 12/15/2026	715	811
Twitter CV to 7.6905
0.892%, 03/15/2026 (A)(G)	765	730

Total Convertible Bonds (Cost $8,873) ($ Thousands)		9,734

	Shares

PREFERRED STOCK — 0.5%
Boardriders Inc., 0.000% *(D)(E)	215,931	249
Claire’s Stores, 0.000% *(D)(E)	785	838
Crestwood Equity Partners, 9.250% (O)	202,107	1,896
Danaher, 5.000% *	554	817
FHLMC, 0.000% *	16,903	52
FNMA, 0.000% *	24,650	80
Foresight, 0.000% *	32,601	293
Guitar Center, 0.000% *(D)(E)	365	34
Gulfport Energy, 0.000% *(D)(E)	27	125
Ladenburg Thalmann Financial Services, 6.500% *	64,356	1,448
MPLX, 6.500% *(D)(E)(M)	23,039	754

24	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

High Yield Bond Fund (Continued)

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK (continued)
MYT Holding LLC, 0.000% *	325,766	$332
Neiman Marcus Group, 0.000% *(D)(E)	3,938	54
Qurate Retail, 8.000%	2,044	221
ViacomCBS, 5.750% *	11,480	851

Total Preferred Stock (Cost $7,349) ($ Thousands)		8,044

	Number of Warrants

WARRANTS — 0.1%
Carestream Health Inc. Strike Price $– *‡‡(D)(E)	47	–
Chesapeake Energy, Expires 02/12/2026 Strike Price $36 *	5,032	105
Chesapeake Energy, Expires 02/12/2026 Strike Price $28 *	3,661	98
Chesapeake Energy, Expires 02/12/2026 Strike Price $32 *	4,069	97
Guitar Center, Expires 12/22/2070 Strike Price $100 *(D)(E)	3,680	252
Guitar Center, Expires 12/22/2070 Strike Price $160 *(D)(E)	3,681	169
Noble Corp, Expires 02/05/2028 Strike Price $– *	22,660	212
SandRidge Energy, Expires 10/07/2022 Strike Price $41 *	7,165	–
SandRidge Energy, Expires 10/07/2022 Strike Price $42 *	3,017	–
Windstream Strike Price $– *‡‡(D)(E)	104	2
Windstream Services Strike Price $–*‡‡(E)	12,184	180

Total Warrants (Cost $790) ($ Thousands)		1,115

	Shares

AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, L.P. 0.030% **†(P)	1,141	1

Total Affiliated Partnership (Cost $1) ($ Thousands)		1

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 2.4%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	39,793,024	$39,793

Total Cash Equivalent (Cost $39,793) ($ Thousands)		39,793

Total Investments in Securities — 99.5% (Cost $1,512,791) ($ Thousands)		$1,608,464

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	25

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

High Yield Bond Fund (Continued)

A list of the open forward foreign currency contracts held by the Fund at June 30, 2021, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	08/13/21	USD	1,311	CAD	1,620	$(2)
Barclays PLC	08/13/21	CAD	2,510	USD	2,074	46
						$44

Percentages are based on Net Assets of $1,615,953 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of June 30, 2021.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

‡‡	Expiration date not available.

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2021, the value of these securities amounted to $1,004,438 ($ Thousands), representing 62.2% of the Net Assets of the Fund.

(B)	Security is in default on interest payment.

(C)	Perpetual security with no stated maturity date.

(D)

Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of June 30, 2021 was $26,554 ($ Thousands) and represented 1.6% of the Net Assets of the Fund.

(E)	Level 3 security in accordance with fair value hierarchy.

(F)	Securities considered restricted. The total market value of such securities as of June 30, 2021 was $76 ($ Thousands) and represented 0.0% of the Net Assets of the Fund.

(G)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(H)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(I)	Unsettled bank loan. Interest rate may not be available.

(J)	Security, or a portion thereof, is owned through a holding entity, 717 AEP Leasing, LLC.

(K)	No interest rate available.

(L)	Warehouse Note - Interest rate and maturity date are unavailable.

(M)	Securities considered illiquid. The total value of such securities as of June 30, 2021 was $2,866 ($ Thousands) and represented 0.2% of the Net Assets of the Fund.

(N)	Security, or a portion thereof, is owned through a holding entity, Knights Energy Topco, LLC.
(O)	Security is a Master Limited Partnership. At June 30, 2021, such securities amounted to $1,896 ($ Thousands), or 0.1% of the Net Assets of the Fund.

(P)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2021 was $1 ($ Thousands).

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CV — Convertible Security

DAC — Designated Activity Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GO — General Obligation

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

LLLP — Limited Liability Limited Partnership

L.P. — Limited Partnership

Ltd. — Limited

MTN — Medium Term Note

PIK — Payment-in-Kind

Pty — Proprietary

REIT — Real Estate investment Trust

Ser — Series

SPX — Standard & Poor’s 500 Index

ULC — Unlimited Liability Company

USD — U.S. Dollar

VAR — Variable Rate

A list of restricted securities held by the Fund as of June 30, 2021 is as follows:

Description	Face Amount ($ Thousands)/Number of Shares	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets
Aventine (escrow security)	$2,600	11/30/2010	11/20/2010	$–	$–	0.00%
Neiman Marcus Group	620	09/25/2020	09/25/2020	–	76	0.00

				$–	$76	0.00%

26	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

High Yield Bond Fund (Concluded)

The following is a list of the level of inputs used as of June 30, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	1,165,222	3,150	1,168,372
Loan Participations	–	153,236	22,118	175,354
Asset-Backed Securities	–	–	170,698	170,698
Common Stock	17,678	4,461	13,214	35,353
Convertible Bonds	–	9,734	–	9,734
Preferred Stock	2,529	3,461	2,054	8,044
Warrants	–	512	603	1,115
Affiliated Partnership	–	1	–	1
Cash Equivalent	39,793	–	–	39,793

Total Investments in Securities	60,000	1,336,627	211,837	1,608,464

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Forwards Contracts*
Unrealized Appreciation	–	46	–	46
Unrealized Depreciation	–	(2)	–	(2)

Total Other Financial Instruments	–	44	–	44

*Forward contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

The following is a reconciliation of the investments in which unobservable inputs (Level 3) were used in determining fair value ($ Thousands):

	Investments in Corporate Obligations	Investments in Loan Participations	Investments in Asset-Backed Securities	Investments in Common Stock	Investments in Convertible Bonds	Investments in Preferred Stock	Investments in Warrants	Investments in Municipal Bonds
Balance as of October 1, 2020	$7,108	$24,952	$114,965	$6,107	$8	$1,445	$110	$1,584
Accrued discounts/premiums	34	86	86	—	(17)	—	—	—
Realized gain/(loss)	150	(704)	3,357	(4,172)	(38)	(585)	(58)	181
Change in unrealized appreciation/
(depreciation)	(930)	1,225	64,148	8,802	47	877	425	(71)
Purchases	140	2,195	32,781	1,762	—	825	329	—
Sales	(3,919)	(5,262)	(44,639)	(1,131)	—	(146)	(203)	(1,694)
Net transfer into Level 3	567	10,727	—	3,387	—	1	—	—
Net transfer out of Level 3	—	(11,101)	—	(1,541)	—	(363)	—	—

Ending Balance as of June 30, 2021(1)	$3,150	$22,118	$170,698	$13,214	$—	$2,054	$603	$—

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(4,004)	$(223)	$52,398	$9	$756	$126	$217	$—

(1) Of the $211,838 ($ Thousands) in Level 3 securities as of June 30, 2021, $13,206 ($ Thousands) or 0.8% are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes.

For the period ended June 30, 2021, there were transfers between Level 2 and Level 3 assets and liabilities due to the availability of observable inputs to determine fair value.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2021 ($ Thousands):

Security Description	Value 9/30/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$ 1	$ —	$ —	$—	$—	$ 1	1,141	$—	$—
SEI Daily Income Trust, Government Fund, Cl F	7,810	496,878	(464,895)	—	—	39,793	39,793,024	3	—

Totals	$7,811	$496,878	$(464,895)	$—	$—	$39,794		$3	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	27

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Conservative Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

COMMERCIAL PAPER — 56.7%
Banks — 7.1%
Barkclays Bank
0.060%, 07/02/2021 (A)	$3,000	$3,000
HSBC Bank
0.310%, 01/07/2022 (A)	2,000	1,998
0.270%, 02/02/2022 (A)	1,500	1,498
NRW.BANK
0.065%, 07/19/2021 (A)	8,500	8,500
Santander UK
0.053%, 07/01/2021 (A)	1,000	1,000
Toronto-Dominion Bank
0.070%, 07/07/2021 (A)	5,000	5,000

		20,996

Financials — 49.6%
ABN AMRO Funding USA
0.120%, 07/06/2021 (A)	3,125	3,125
Alinghi Funding
0.291%, 10/08/2021 (A)(B)	2,000	1,999
0.267%, 12/07/2021 (A)(B)	1,500	1,499
0.260%, 09/16/2021 (A)(B)	3,000	2,999
AMCOR Finance USA
0.130%, 07/06/2021 (A)	2,800	2,800
ANTALIS
0.180%, 12/08/2021 (A)	2,000	1,998
0.170%, 08/11/2021 (A)	1,000	1,000
0.170%, 08/12/2021 (A)	3,000	2,999
ASB Finance
0.199%, 09/13/2021 (A)(B)	2,000	2,000
0.178%, 03/07/2022 (A)	2,000	1,998
AZN New Zealand Int’l
0.249%, 05/05/2022 (A)	2,000	1,997
Bayerische Landesbank
0.070%, 07/07/2021 (A)	8,000	8,000
Bedford Row Funding
0.256%, 11/04/2021 (B)	1,000	1,000
0.215%, 08/12/2021 (B)	1,000	1,000
0.060%, 07/07/2021 (A)	4,000	4,000
Bennington Stark Capital
0.070%, 07/12/2021 (A)	4,000	4,000
BNZ International Funding
0.210%, 08/12/2021 (A)(B)	4,000	3,999
0.205%, 11/16/2021 (A)(B)	2,000	1,999
BPCE
0.336%, 12/01/2021 (A)(B)	2,000	1,999
0.336%, 12/09/2021 (A)(B)	2,000	1,999
BZN International Funding
0.210%, 01/21/2022 (A)	2,000	1,998
Caisse d’Amortissement de la Dette Sociale
0.100%, 10/08/2021 (A)	4,000	3,999
Charta
0.150%, 07/12/2021 (A)	5,000	5,000

Description	Face Amount (Thousands)	Market Value ($ Thousands)

COMMERCIAL PAPER (continued)
Citigroup Global Markets
0.190%, 06/03/2022 (A)	$2,000	$1,996
Concord Minutemen Capital
0.150%, 09/01/2021 (A)	4,000	3,999
Credit Industriel et Commercial
0.250%, 07/01/2021 (A)(B)	4,000	4,000
Crown Point Capital
0.340%, 04/25/2022	1,000	1,000
0.299%, 10/05/2021 (A)	4,000	3,999
0.230%, 10/29/2021 (A)(B)	1,500	1,499
DBS Bank
0.229%, 07/06/2021 (A)(B)	4,000	4,000
0.145%, 12/21/2021 (A)	3,000	2,997
Fairway Finance
0.261%, 07/08/2021 (A)(B)	2,000	2,000
Federation des Caisses Desjardins du Quebec
0.070%, 07/02/2021 (A)	4,500	4,500
0.064%, 07/06/2021 (A)(B)	5,000	5,000
Ionic Capital III Trust
0.089%, 07/16/2021 (A)	1,000	1,000
0.080%, 07/09/2021 (A)	6,000	6,000
Liberty Street Funding
0.070%, 07/01/2021 (A)	7,000	7,000
Lime Funding
0.208%, 08/05/2021 (A)(B)	1,000	1,000
Longship Funding
0.050%, 07/09/2021 (A)	4,000	4,000
Mackinac Funding
0.210%, 10/15/2021 (A)	2,000	1,999
National Bank of Canada
0.200%, 10/25/2021 (A)(B)	3,000	2,999
Nestle Finance International
0.060%, 07/15/2021 (A)	4,000	4,000
Ridgefield Funding
0.230%, 02/04/2022 (A)	2,000	1,998
0.230%, 02/08/2022 (A)	3,000	2,997
Swedbank NY
0.060%, 07/07/2021 (A)	3,000	3,000
0.053%, 07/02/2021 (A)	5,000	5,000
Victory Receivables
0.050%, 07/01/2021 (A)	4,000	4,000
VW Credit
0.140%, 07/23/2021 (A)	2,800	2,800

		146,190

Total Commercial Paper (Cost $167,169) ($ Thousands)		167,186

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 3.2%

Consumer Discretionary — 1.3%
Jets Stadium Development
0.130%, 04/01/2047 (B)	$4,000	$4,000

Financials — 1.9%
Bank of Montreal
0.165%, VAR ICE LIBOR USD 3 Month+0.040%, 09/17/2021	2,000	2,000
Canadian Imperial Bank of Commerce NY
0.313%, VAR ICE LIBOR USD 3 Month+0.140%, 07/23/2021	1,500	1,501
Credit Suisse NY
0.350%, VAR United States Secured Overnight Financing Rate+0.300%, 11/16/2021	2,000	2,001

		5,502

Total Corporate Obligations (Cost $9,500) ($ Thousands)		9,502

U.S. TREASURY OBLIGATION — 0.4%
U.S. Treasury Notes
0.270%, VAR US Treasury 3 Month Bill Money Market Yield+0.220%, 07/31/2021	1,000	1,000

Total U.S. Treasury Obligation (Cost $1,000) ($ Thousands)		1,000

CERTIFICATES OF DEPOSIT — 36.3%
Australia & New Zealand Banking Group
0.161%, 03/02/2022 (B)	1,000	1,000
0.153%, 03/09/2022 (B)	1,500	1,500
Bank of America
0.170%, 07/08/2022	750	750
Bank of Montreal
0.245%, 05/16/2022	1,500	1,500
0.236%, 06/06/2022	1,500	1,500
0.225%, 08/06/2021	2,000	2,000
0.200%, 02/23/2022	1,000	1,000
Bank of Nova Scotia
0.210%, 06/17/2022	2,000	2,001
0.192%, 08/10/2021 (B)	1,500	1,500
0.170%, 06/03/2022	2,000	2,000
Bedford Row Funding
0.206%, 09/27/2021	3,000	3,000
Canadian Imperial Bank of Commerce NY
0.335%, 08/06/2021	1,000	1,000

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CERTIFICATES OF DEPOSIT (continued)
0.296%, 01/14/2022	$1,000	$1,001
0.234%, 10/04/2021	1,500	1,500
0.181%, 06/07/2022	2,000	2,000
Cooperatieve Rabobank UA
0.250%, 08/16/2021	2,000	2,000
Credit Industriel et Commercial
0.225%, 05/06/2022	2,000	2,001
Credit Suisse NY
0.300%, 08/23/2021	1,000	1,000
0.230%, 04/08/2022	1,500	1,500
HSBC Bank
0.275%, 08/31/2021 (B)	2,000	2,001
KBC Bank
0.040%, 07/02/2021	4,000	4,000
Kookmin Bank
0.310%, 02/07/2022	1,000	1,000
Landesbank Baden-Wuerttemberg NY
0.250%, 07/08/2021	3,000	3,000
0.060%, 07/01/2021	8,000	8,000
Mizuho Bank NY
0.260%, 08/06/2021	3,000	3,001
0.210%, 08/26/2021	2,000	2,000
MUFG Bank NY
0.240%, 10/22/2021	1,000	1,001
0.240%, 10/27/2021	3,000	3,001
0.230%, 01/28/2022	2,000	2,001
National Australia Bank
0.317%, 07/08/2021 (B)	1,000	1,000
0.186%, 03/29/2022 (B)	1,500	1,500
Norinchukin Bank
0.250%, 11/04/2021	3,000	3,001
0.176%, 09/27/2021	1,500	1,500
0.150%, 11/24/2021	3,000	3,000
Royal Bank of Canada
0.430%, 07/26/2021	1,500	1,501
0.218%, 12/10/2021	1,000	1,001
Standard Chartered Bank NY
0.222%, 03/18/2022	4,000	4,000
0.149%, 09/03/2021	3,000	3,000
Sumitomo Mitsui Banking
0.260%, 07/06/2021	3,000	3,000
0.240%, 01/20/2022	1,750	1,750
0.159%, 09/13/2021	2,000	2,000
Svenska Handelsbanken NY
0.202%, 08/09/2021	1,750	1,750
0.151%, 09/02/2021	1,000	1,000
Swedbank NY
0.250%, 07/26/2021	2,000	2,000
0.238%, 10/20/2021	2,000	2,000
Toronto-Dominion Bank
0.430%, 07/28/2021	1,500	1,500
0.400%, 08/16/2021	1,000	1,001

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CERTIFICATES OF DEPOSIT (continued)
0.250%, 08/24/2021	$1,000	$1,000
0.210%, 02/18/2022	2,000	2,000
UBS AG
0.250%, 04/05/2022	1,000	1,000
0.210%, 02/08/2022	2,500	2,500
Westpac Banking
0.314%, 07/02/2021 (B)	1,000	1,000
0.186%, 02/04/2022 (B)	1,500	1,500
0.176%, 02/17/2022 (B)	2,800	2,800
0.135%, 09/01/2021 (B)	1,000	1,000

Total Certificates of Deposit (Cost $107,052) ($ Thousands)		107,062

	Shares

CASH EQUIVALENT — 0.2%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	683,147	683

Total Cash Equivalent (Cost $683) ($ Thousands)		683

	Face Amount (Thousands)

REPURCHASE AGREEMENTS — 3.4%
Goldman Sachs & Co
0.050%, dated 6/30/2021, to be repurchased on 7/01/2021, repurchase price $2,000,003 (collateralized by GNMA and U.S. Treasury obligations, ranging in par value $386,939 - $1,834,800, 2.250% - 4.000%, 4/30/2024 - 7/20/2046; with total market value $2,040,000) (C)	2,000	2,000
TD Securities
0.060%, dated 6/30/2021, to be repurchased on 7/01/2021, repurchase price $8,000,013 (collateralized by FCSB obligation, par value $8,163,000, 0.090%, 4/10/2023; with total market value $8,160,469) (C)	8,000	8,000

Total Repurchase Agreements (Cost $10,000) ($ Thousands)		10,000

Total Investments in Securities — 100.2% (Cost $295,404) ($ Thousands)		$295,433

Percentages are based on Net Assets of $294,837 ($ Thousands).

**	The rate reported is the 7-day effective yield as of June 30, 2021.

†	Investment in Affiliated Security.
(A)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2021, the value of these securities amounted to $59,792 ($ Thousands), representing 20.3% of the Net Assets of the Fund.

(C)	Tri-Party Repurchase Agreement.

Cl — Class

FCSB — Federal Farm Credit Bank

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

USD — U.S. Dollar

VAR — Variable Rate

The following is a list of the levels of inputs used as of June 30, 2021 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Commercial Paper	$–	$167,186	$–	$167,186
Corporate Obligations	–	9,502	–	9,502
U.S. Treasury Obligation	–	1,000	–	1,000
Certificates of Deposit	–	107,062	–	107,062
Cash Equivalent	683	–	–	683
Repurchase Agreements	–	10,000	–	10,000

Total Investments in Securities	$683	$294,750	$–	$295,433

For the period ended June 30, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Conservative Income Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended June 30, 2021 ($ Thousands):

Security Description	Value 9/30/2020	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2021	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$ 716	$ 10,686	$ (10,719)	$ —	$ —	$ 683	683,147	$ —	$ —

Amounts designated as “—” are $0 or have been rounded to $0.

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Tax-Free Conservative Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 71.5%

Arizona — 1.0%
Arizona State University, Board of Regents, Ser A, RB
Callable 07/06/2021 @ 100 0.030%, 07/01/2034 (A)	$500	$500
Yavapai County, Industrial Development Authority, Drake Cement Project, Ser A, RB
Callable 07/05/2021 @ 100 0.070%, 09/01/2035 (A)(B)	1,500	1,500

		2,000

California — 2.6%
Los Angeles County, Schools Pooled
Financing Program, Ser B-3, RB 2.000%, 12/30/2021	1,000	1,009
Riverside County, Office of Education
Pooled Notes, Ser A, RB 2.000%, 12/01/2021	4,000	4,032

		5,041

Colorado — 0.8%
University of Colorado, Ser A-1, RB
Callable 07/06/2021 @ 100 0.030%, 06/01/2050 (A)	1,600	1,600

Connecticut — 1.7%
Connecticut State, Housing Finance Authority, Mortgage Finance Program, Sub-Ser C-3, RB
Callable 07/06/2021 @ 100 0.030%, 11/15/2045 (A)	375	375
Connecticut State, Ser C, GO
Callable 07/05/2021 @ 100 0.050%, 05/15/2034 (A)	2,870	2,870

		3,245

District of Columbia — 2.4%
RBC Municipal Products Trust, Ser 2018 - G63, GO
0.060%, 12/01/2023 (A)(B)(C)	2,000	2,000
Tender Option Bond Trust Receipts, Ser 2019-XG0267, RB
Callable 10/01/2029 @ 100 0.080%, 10/01/2053 (A)(B)(C)	2,650	2,650

		4,650

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Florida — 1.5%
Miami-Dade County, Industrial Development Authority, Dave and Mary Alper Jewish Community Center Project, RB
Callable 07/05/2021 @ 100 0.050%, 04/01/2032 (A)(B)	$2,895	$2,895

Georgia — 1.0%
Georgia State, Municipal Electric Authority, Project One, Sub-Ser B, RB
Callable 07/06/2021 @ 100 0.030%, 01/01/2048 (A)(B)	2,000	2,000

Illinois — 6.6%
Aurora, Fox Valley Counseling Center, RB
Callable 07/05/2021 @ 100 0.040%, 05/01/2028 (A)(B)	1,710	1,710
Illinois State, Development Finance
Authority, Glenwood School For Boys, RB
Callable 07/05/2021 @ 100 0.030%, 02/01/2033 (A)(B)	2,000	2,000
Illinois State, Development Finance Authority, YMCA Metropolitan Chicago Project, RB
Callable 07/05/2021 @ 100 0.050%, 06/01/2029 (A)(B)	3,500	3,500
Tender Option Bond Trust Receipts,
Ser 2015-XF1043, GO 0.080%, 03/01/2033 (A)(B)(C)	4,250	4,250
University of Illinois, Hospital & Health Sciences System, Ser B, RB
Callable 07/06/2021 @ 100 0.050%, 10/01/2026 (A)(B)	1,200	1,200

		12,660

Indiana — 1.0%
Indiana State, Finance Authority, Stadium Project, Ser 2005, RB
Callable 07/05/2021 @ 100 0.040%, 02/01/2035 (A)	2,000	2,000

Iowa — 6.0%
Iowa State, Finance Authority, Midwestern Disaster Area Economic Development, CJ Bio America Project, RB
Callable 07/06/2021 @ 100 0.080%, 04/01/2022 (A)(B)	7,000	7,000
Iowa State, Finance Authority, Pollution Control Facilities, MidAmerican Energy Project, RB
Callable 08/02/2021 @ 100 0.050%, 09/01/2036 (A)	1,500	1,500

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Tax-Free Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Iowa State, Finance Authority, Pollution
Control Facilities, MidAmerican Energy Project, Ser B, RB
Callable 07/06/2021 @ 100 0.050%, 05/01/2023 (A)	$3,000	$3,000

		11,500

Louisiana — 2.2%
Louisiana State, Offshore Terminal
Authority, RB
Callable 08/02/2021 @ 100 0.080%, 09/01/2033 (A)(B)	1,850	1,850
Louisiana State, Public Facilities
Authority, Air Products and Chemicals Project, Ser B, RB
Callable 07/06/2021 @ 100 0.040%, 12/01/2043 (A)	2,300	2,300

		4,150

Maryland — 0.8%
Maryland State, Community Development
Administration, Department of Housing and Community Development, Crusader
Arms Apartments Project, Ser D, RB
Callable 08/02/2021 @ 100 0.060%, 02/01/2041 (A)	1,070	1,070
Maryland State, Health & Higher
Educational Facilities Authority, Anne
Arundel Health System Project, Ser B, RB
Callable 07/05/2021 @ 100 0.030%, 07/01/2043 (A)(B)	500	500

		1,570

Michigan — 2.5%
Central Michigan University, Ser A, RB
Callable 07/05/2021 @ 100 0.030%, 10/01/2032 (A)(B)	1,400	1,400
Michigan State University, Ser A, RB
Callable 07/05/2021 @ 100 0.040%, 02/15/2033 (A)	1,700	1,700
Michigan State, Housing Development
Authority, Single Family Mortgage
Project, Ser D, RB
Callable 08/02/2021 @ 100 0.060%, 06/01/2030 (A)	1,700	1,700

		4,800

Minnesota — 0.3%
Minneapolis, University Gateway Project, RB
0.030%, 12/01/2040 (A)	500	500

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Mississippi — 3.8%
Jackson County, Chevron USA Project, RB
Callable 08/02/2021 @ 100 0.010%, 06/01/2023 (A)	$4,100	$4,100
Mississippi State, Business Finance,
Chevron USA Project, Ser C, RB
Callable 08/02/2021 @ 100 0.010%, 12/01/2030 (A)	1,000	1,000
Mississippi State, Business Finance,
Chevron USA Project, Ser E, RB
Callable 08/02/2021 @ 100 0.010%, 12/01/2030 (A)	800	800
Mississippi State, Business Finance,
Chevron USA Project, Ser F, RB
Callable 08/02/2021 @ 100 0.010%, 12/01/2030 (A)	1,400	1,400

		7,300

Missouri — 2.3%
Kansas City, Special Obligation, H Roe
Bartle Project, Ser E, RB
Callable 07/05/2021 @ 100 0.030%, 04/15/2034 (A)(B)	920	920
RBC Municipal Products Trust, Ser C-16, RB
0.090%, 09/01/2039 (A)(B)(C)	3,500	3,500

		4,420

Nevada — 0.4%
Tender Option Bond Trust Receipts,
Ser 2020-XF2858, RB
Callable 07/01/2029 @ 100 0.080%, 07/01/2050 (A)(C)	700	700

New Jersey — 7.0%
Deptford, Ser A, GO
1.000%, 07/13/2022	6,100	6,147
Evesham, GO
1.000%, 06/14/2022	4,000	4,029
Park Ridge, GO
1.000%, 04/29/2022	3,257	3,276

		13,452

New York — 5.1%
New York State, Housing Finance Agency,
Ser A, RB 0.030%, 11/01/2050 (A)(B)	1,000	1,000
Newburgh, GO
1.000%, 05/18/2022	3,370	3,392
Oneida County, Industrial Development
Agency, Mohawk Valley Community
College Dormitory Project, Ser A, RB
Callable 07/05/2021 @ 100 0.080%, 08/01/2036 (A)(B)	1,200	1,200

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Tax-Free Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Oswego County, Industrial Development Agency, O.H. Properties Project, Ser A, RB
Callable 07/05/2021 @ 100 0.080%, 06/01/2024 (A)(B)	$415	$415
RBC Municipal Products Trust, Ser 2018 - G5, GO
0.060%, 10/01/2025 (A)(B)(C)	1,900	1,900
Tender Option Bond Trust Receipts,
Ser 2017-XF0550, RB
Callable 02/15/2027 @ 100 0.120%, 02/15/2042 (A)(C)	2,000	2,000

		9,907

North Carolina — 0.4%
North Carolina, Medical Care Commission, Ser A, RB
Callable 07/05/2021 @ 100 0.030%, 10/01/2035 (A)	800	800

North Dakota — 1.6%
North Dakota, Housing Finance Agency, Ser H, RB
Callable 07/05/2021 @ 100 0.030%, 07/01/2039 (A)	3,100	3,100

Ohio — 1.3%
Fairborn, School District, School Facilities Construction and Improvement, Ser A, GO
4.000%, 12/01/2021	350	356
Franklin County, Hospital Facilities
Revenue, Sub-Ser R, RB
Callable 07/05/2021 @ 100 0.020%, 12/01/2028 (A)(B)	1,065	1,065
Parma, GO
1.000%, 07/22/2021	1,000	1,000

		2,421

Pennsylvania — 2.3%
Emmaus, General Authority Revenue, RB
0.030%, 12/01/2028	200	200
Montgomery County, Industrial Development Authority, Acts Retirement Life Communities, RB, AGC
Callable 08/01/2021 @ 100 0.110%, 11/15/2029 (A)	175	175
Pennsylvania State, Economic Development Financing Authority, PPL Energy Supply Project, RB
Callable 07/06/2021 @ 100 0.080%, 12/01/2037 (A)(B)	3,000	3,000

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Philadelphia Gas Works, Ser D, RB
Callable 08/02/2021 @ 100 0.030%, 08/01/2031 (A)(B)	$600	$600
South Central, General Authority, Wellspan Health Highland Groups, RB
Callable 07/05/2021 @ 100 0.040%, 06/01/2037 (A)	500	500

		4,475

South Dakota — 1.5%
South Dakota State, Housing Development Authority, Ser A, RB
Callable 07/06/2021 @ 100 0.030%, 11/01/2062 (A)	2,980	2,980

Tennessee — 1.0%
Clarksville, Public Building Authority, Pooled Financing, RB
Callable 08/01/2021 @ 100 0.050%, 06/01/2029 (A)(B)	2,000	2,000

Texas — 10.6%
Denton, Independent School District, Ser B, GO
Callable 07/06/2021 @ 100 0.040%, 08/01/2035 (A)	840	840
Houston, Combined Utility System Revenue, RB
Callable 07/06/2021 @ 100 0.030%, 05/15/2034 (A)(B)	1,125	1,125
North Fort Bend, Water Authority, Ser 2019-XF0816, RB
0.130%, 06/15/2027 (A)(C)	1,500	1,500
Port Arthur, Navigation District, Industrial Development, Petrochemicals USA Project, RB
Callable 09/01/2021 @ 100 0.060%, 03/01/2042 (A)	2,500	2,500
0.055%, 03/01/2039 (A)	5,300	5,300
Port Arthur, Navigation District, Industrial Development, Petrochemicals USA Project, Ser A, RB
Callable 08/02/2021 @ 100 0.050%, 12/01/2040 (A)	1,000	1,000
Tarrant County, Cultural Education Facilities Finance, Christus Health, RB
Callable 07/06/2021 @ 100 0.050%, 07/01/2047 (A)(B)	1,525	1,525
Texas State, Veterans Bonds, GO
Callable 08/02/2021 @ 100 0.050%, 12/01/2040 (A)	700	700
0.050%, 12/01/2047 (A)	2,130	2,130
0.040%, 12/01/2046 (A)	1,000	1,000

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Tax-Free Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Texas State, Veterans Bonds, Ser A, GO
0.050%, 06/01/2041 (A)	$300	$300
Texas State, Veterans Bonds, Ser B, GO
0.050%, 12/01/2042 (A)	2,500	2,500

		20,420

Virginia — 1.4%
Fairfax County, Industrial Development
Authority, Inova Health System Project, RB
Callable 07/06/2021 @ 100 0.030%, 05/15/2042 (A)	1,835	1,835
Loudoun County, Economic Development
Authority, Howard Hughes Institute, Ser F, RB
Callable 08/02/2021 @ 100 0.030%, 02/15/2038 (A)	900	900

		2,735

Washington — 0.2%
Port Tacoma, Sub-Ser B, RB
Callable 07/06/2021 @ 100 0.030%, 12/01/2044 (A)(B)	300	300

West Virginia — 0.2%
West Virginia, Hospital Finance Authority,
West Virginia University, RB
Callable 07/06/2021 @ 100 0.030%, 06/01/2034 (A)(B)	375	375

Wisconsin — 2.0%
Wisconsin State, Housing & Economic
Development Authority, Ser B, RB
Callable 07/05/2021 @ 100 0.030%, 03/01/2041 (A)	1,845	1,845
Wisconsin State, Housing & Economic
Development Authority, Ser C, RB
Callable 07/05/2021 @ 100 0.040%, 05/01/2046 (A)	2,000	2,000

		3,845

Total Municipal Bonds
(Cost $137,839) ($ Thousands)		137,841

TAX-EXEMPT COMMERCIAL PAPER — 31.7%
Boston, Water & Sewer
0.110%, 07/15/2021	1,000	1,000
Brownsville, Utility System
0.220%, 12/16/2021	1,500	1,501

Description	Face Amount (Thousands)	Market Value ($ Thousands)

TAX-EXEMPT COMMERCIAL PAPER (continued)
Garland, Water & Sewer
0.120%, 07/22/2021	$4,000	$4,000
0.100%, 07/22/2021	2,000	2,000
Harris County, Cultural Education Facilities
0.090%, 09/01/2021	2,000	2,000
Honolulu City and County
0.160%, 07/07/2021	4,000	4,000
0.080%, 08/04/2021	3,000	3,000
King County
0.100%, 07/08/2021	6,500	6,500
0.090%, 10/06/2021	1,000	1,000
0.080%, 08/17/2021	1,000	1,000
Louisville/Jefferson County
0.120%, 08/23/2021	1,500	1,500
Massachusetts Bay Transportation Authority
0.060%, 07/22/2021	1,500	1,500
Memphis
0.110%, 07/01/2021	5,000	5,000
0.110%, 07/07/2021	1,000	1,000
Michigan State University
0.120%, 07/08/2021	5,000	5,000
New York State, Power Authority
0.290%, 07/13/2021	2,000	2,000
North East, Independent School District
0.130%, 08/03/2021	7,000	7,001
Omaha, Public Power District
0.100%, 11/01/2021	1,750	1,750
Port Authority of New York & New Jersey
0.140%, 09/15/2021	1,825	1,825
San Diego, Public Facilities Financing Authority
0.140%, 08/19/2021	2,500	2,500
University of Minnesota
0.120%, 08/09/2021	3,000	3,000
University of Washington
0.150%, 07/07/2021	3,000	3,000

Total Tax-Exempt Commercial Paper (Cost $61,075) ($ Thousands)		61,077

Total Investments in Securities — 103.2% (Cost $198,914) ($ Thousands)		$198,918

Percentages are based on Net Assets of $192,756 ($ Thousands).

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(B)	Securities are held in connection with a letter of credit issued by a major bank.

(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2021, the value of these securities amounted to $18,500 ($ Thousands), representing 9.6% of the Net Assets of the Fund.

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Tax-Free Conservative Income Fund (Concluded)

AGC — Assured Guaranty Corporation

GO — General Obligation

RB — Revenue Bond

Ser — Series

As of June 30, 2021, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended June 30, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Real Return Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 99.9%
U.S. Treasury Inflation Protected Securities
2.375%, 01/15/2025	$10,672	$12,401
2.000%, 01/15/2026	7,792	9,167
0.625%, 04/15/2023	16,322	17,265
0.625%, 01/15/2024	18,286	19,693
0.625%, 01/15/2026	14,427	16,020
0.500%, 04/15/2024	10,200	10,994
0.375%, 07/15/2023	18,987	20,198
0.375%, 07/15/2025	16,298	17,895
0.250%, 01/15/2025	16,739	18,116
0.125%, 07/15/2022	15,719	16,291
0.125%, 01/15/2023	19,214	20,074
0.125%, 07/15/2024	16,620	17,871
0.125%, 10/15/2024	14,046	15,136
0.125%, 04/15/2025	11,625	12,546
0.125%, 10/15/2025	13,951	15,181
0.125%, 10/15/2025	57	62
0.125%, 04/15/2026	7,350	7,995

Total U.S. Treasury Obligations (Cost $235,201) ($ Thousands)		246,905

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.1%
SEI Daily Income Trust, Government
Fund, Cl F
0.010%**†	333,896	$334

Total Cash Equivalent (Cost $334) ($ Thousands)		334

Total Investments in Securities — 100.0% (Cost $235,535) ($ Thousands)		$247,239

Percentages are based on Net Assets of $247,300 ($ Thousands).
**	The rate reported is the 7-day effective yield as of June 30, 2021.
†	Investment in Affiliated Security.

Cl — Class

The following is a list of the level of inputs used as of June 30, 2021, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
U.S. Treasury Obligations	–	246,905	–	246,905
Cash Equivalent	334	–	–	334

Total Investments in Securities	334	246,905	–	247,239

For the period ended June 30, 2021, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s more recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2021 ($ Thousands):

Security Description	Value 9/30/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2021	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$394	$25,282	$(25,342)	$—	$—	$334	333,896	$—	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Dynamic Asset Allocation Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 87.6%

Communication Services — 10.0%
Activision Blizzard Inc	16,800	$1,603
Alphabet Inc, Cl A *	6,564	16,028
Alphabet Inc, Cl C *	6,183	15,497
AT&T Inc	155,303	4,470
Charter Communications Inc, Cl A *	3,000	2,164
Comcast Corp, Cl A	99,780	5,689
Discovery Inc, Cl A *	3,529	108
Discovery Inc, Cl C *	6,485	188
DISH Network Corp, Cl A *	5,273	220
Electronic Arts Inc	6,128	881
Facebook Inc, Cl A *	52,100	18,116
Fox Corp	10,853	396
Interpublic Group of Cos Inc/The	8,397	273
Live Nation Entertainment Inc *	3,100	272
Lumen Technologies Inc	21,157	288
Netflix Inc *	9,681	5,114
News Corp, Cl A	8,330	215
News Corp, Cl B	2,600	63
Omnicom Group Inc	4,669	373
Take-Two Interactive Software Inc, Cl A *	2,500	443
T-Mobile US Inc *	12,700	1,839
Twitter Inc *	17,300	1,190
Verizon Communications Inc	90,098	5,048
ViacomCBS Inc, Cl B	12,720	575
Walt Disney Co/The	39,550	6,952

		88,005

Consumer Discretionary — 10.9%
Advance Auto Parts Inc	1,394	286
Amazon.com Inc, Cl A *	9,363	32,210
AutoZone Inc *	491	733
Best Buy Co Inc	4,778	549
Booking Holdings Inc *	907	1,985
BorgWarner Inc	5,101	248
Caesars Entertainment Inc *	4,500	467
CarMax Inc *	3,556	459
Carnival Corp *	17,480	461
Chipotle Mexican Grill Inc, Cl A *	623	966
Darden Restaurants Inc	2,934	428
Dollar General Corp	5,073	1,098
Dollar Tree Inc *	5,185	516
Domino’s Pizza Inc	800	373
DR Horton Inc	7,286	658
eBay Inc	14,247	1,000
Etsy Inc *	2,800	576
Expedia Group Inc *	3,015	494
Ford Motor Co *	84,876	1,261
Gap Inc/The	4,298	145
Garmin Ltd	3,304	478
General Motors Co *	27,677	1,638
Genuine Parts Co	3,104	393

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hanesbrands Inc	8,067	$151
Hasbro Inc	2,898	274
Hilton Worldwide Holdings Inc *	6,000	724
Home Depot Inc/The	23,082	7,360
L Brands Inc	5,108	368
Las Vegas Sands Corp *	7,300	385
Leggett & Platt Inc	3,065	159
Lennar Corp, Cl A	5,974	593
LKQ Corp *	6,000	295
Lowe’s Cos Inc	15,445	2,996
Marriott International Inc/MD, Cl A *	5,851	799
McDonald’s Corp	16,207	3,744
MGM Resorts International	9,000	384
Mohawk Industries Inc *	1,258	242
Newell Brands Inc, Cl B	8,113	223
NIKE Inc, Cl B	27,738	4,285
Norwegian Cruise Line Holdings Ltd *	7,800	229
NVR Inc *	76	378
O’Reilly Automotive Inc *	1,512	856
Penn National Gaming Inc *	3,400	260
Pool Corp	900	413
PulteGroup Inc	5,743	313
PVH Corp *	1,620	174
Ralph Lauren Corp, Cl A	960	113
Ross Stores Inc	7,849	973
Royal Caribbean Cruises Ltd *	4,810	410
Starbucks Corp	25,557	2,857
Tapestry Inc *	6,034	262
Target Corp, Cl A	10,784	2,607
Tesla Inc *	16,781	11,406
TJX Cos Inc/The	26,376	1,778
Tractor Supply Co	2,546	474
Ulta Beauty Inc *	1,200	415
Under Armour Inc, Cl A *	4,346	92
Under Armour Inc, Cl C *	4,081	76
VF Corp	7,140	586
Whirlpool Corp	1,409	307
Wynn Resorts Ltd *	2,217	271
Yum! Brands Inc	6,597	759

		96,413

Consumer Staples — 5.3%
Altria Group Inc	40,169	1,915
Archer-Daniels-Midland Co	12,141	736
Brown-Forman Corp, Cl B	3,985	299
Campbell Soup Co	4,672	213
Church & Dwight Co Inc	5,400	460
Clorox Co/The	2,622	472
Coca-Cola Co/The	84,382	4,566
Colgate-Palmolive Co	18,348	1,493
Conagra Brands Inc	10,792	393
Constellation Brands Inc, Cl A	3,670	858

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Costco Wholesale Corp	9,576	$3,789
Estee Lauder Cos Inc/The, Cl A	5,044	1,604
General Mills Inc	13,141	801
Hershey Co/The	3,186	555
Hormel Foods Corp	6,216	297
J M Smucker Co/The	2,404	311
Kellogg Co	5,594	360
Kimberly-Clark Corp	7,277	973
Kraft Heinz Co/The	14,200	579
Kroger Co/The	16,748	642
Lamb Weston Holdings Inc	3,200	258
McCormick & Co Inc/MD	5,528	488
Molson Coors Beverage Co, Cl B *	4,024	216
Mondelez International Inc, Cl A	30,453	1,901
Monster Beverage Corp *	8,165	746
PepsiCo Inc	30,040	4,451
Philip Morris International Inc	33,837	3,354
Procter & Gamble Co/The	53,266	7,187
Sysco Corp, Cl A	11,243	874
Tyson Foods Inc, Cl A	6,575	485
Walgreens Boots Alliance Inc	15,807	832
Walmart Inc	29,876	4,213

		46,321

Energy — 2.5%
APA	8,701	188
Baker Hughes Co, Cl A	15,415	352
Cabot Oil & Gas Corp	8,398	147
Chevron Corp	42,074	4,407
ConocoPhillips	29,256	1,782
Devon Energy Corp	13,406	391
Diamondback Energy Inc, Cl A	3,900	366
EOG Resources Inc	12,627	1,054
Exxon Mobil Corp	92,100	5,810
Halliburton Co	19,642	454
Hess Corp	5,974	521
Kinder Morgan Inc	42,514	775
Marathon Oil Corp	17,392	237
Marathon Petroleum Corp	13,750	831
NOV Inc *	8,630	132
Occidental Petroleum Corp	18,628	582
ONEOK Inc	9,854	548
Phillips 66	9,599	824
Pioneer Natural Resources Co	4,572	743
Schlumberger NV, Cl A	30,237	968
Valero Energy Corp	8,897	695
Williams Cos Inc/The	26,546	705

		22,512

Financials — 10.0%
Aflac Inc	13,618	731
Allstate Corp/The	6,412	836
American Express Co	14,113	2,332

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
American International Group Inc	18,505	$881
Ameriprise Financial Inc	2,517	626
Arthur J Gallagher & Co	4,200	588
Assurant Inc	1,282	200
Bank of America Corp	164,073	6,765
Bank of New York Mellon Corp/The	17,443	894
Berkshire Hathaway Inc, Cl B *	41,230	11,459
BlackRock Inc	3,115	2,726
Capital One Financial Corp	9,815	1,518
Cboe Global Markets Inc	2,300	274
CBRE Group Inc, Cl A *	7,325	628
Charles Schwab Corp/The	32,535	2,369
Chubb Ltd	9,766	1,552
Cincinnati Financial Corp	3,293	384
Citigroup Inc	44,934	3,179
Citizens Financial Group Inc	9,200	422
CME Group Inc	7,748	1,648
Comerica Inc	3,173	226
Discover Financial Services	6,546	774
Everest Re Group Ltd	900	227
Fifth Third Bancorp	15,551	595
First Republic Bank/CA	3,900	730
Franklin Resources Inc	6,036	193
Globe Life Inc	2,035	194
Goldman Sachs Group Inc/The	7,401	2,809
Hartford Financial Services Group Inc/The	7,961	493
Huntington Bancshares Inc/OH	31,347	447
Intercontinental Exchange Inc	12,180	1,446
Invesco Ltd	8,012	214
JPMorgan Chase & Co	65,911	10,252
KeyCorp	21,652	447
Lincoln National Corp	4,009	252
Loews Corp	4,889	267
M&T Bank Corp	2,808	408
MarketAxess Holdings Inc	760	352
Marsh & McLennan Cos Inc	11,017	1,550
MetLife Inc	16,112	964
Moody’s Corp	3,504	1,270
Morgan Stanley	32,336	2,965
MSCI Inc, Cl A	1,800	960
Nasdaq Inc, Cl A	2,487	437
Northern Trust Corp	4,571	528
People’s United Financial Inc	9,789	168
PNC Financial Services Group Inc/The	9,197	1,754
Principal Financial Group Inc, Cl A	5,633	356
Progressive Corp/The	12,621	1,239
Prudential Financial Inc	8,477	869
Raymond James Financial Inc	2,600	338
Regions Financial Corp	21,560	435
S&P Global Inc	5,258	2,158
SVB Financial Group, Cl B *	1,200	668
Synchrony Financial	11,601	563

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
T Rowe Price Group Inc	4,940	$978
Travelers Cos Inc/The	5,552	831
Truist Financial Corp	29,182	1,620
Unum Group	4,763	135
US Bancorp	29,402	1,675
W R Berkley Corp	3,200	238
Wells Fargo & Co	89,877	4,071
Zions Bancorp NA	3,737	198

		87,306

Health Care — 11.2%
Abbott Laboratories	38,624	4,478
AbbVie Inc	38,441	4,330
ABIOMED Inc *	966	301
Agilent Technologies Inc	6,685	988
Alexion Pharmaceuticals Inc *	4,808	883
Align Technology Inc *	1,600	978
AmerisourceBergen Corp, Cl A	3,154	361
Amgen Inc, Cl A	12,463	3,038
Anthem Inc	5,338	2,038
Baxter International Inc	10,892	877
Becton Dickinson and Co	6,367	1,548
Biogen Inc *	3,250	1,125
Bio-Rad Laboratories Inc, Cl A *	475	306
Boston Scientific Corp *	30,792	1,317
Bristol-Myers Squibb Co	48,532	3,243
Cardinal Health Inc	6,503	371
Catalent Inc *	3,700	400
Centene Corp *	12,732	928
Cerner Corp	6,712	525
Charles River Laboratories International Inc *	1,100	407
Cigna Corp	7,420	1,759
Cooper Cos Inc/The, Cl A	1,100	436
CVS Health Corp	28,560	2,383
Danaher Corp, Cl A	13,791	3,701
DaVita Inc *	1,457	175
DENTSPLY SIRONA Inc	4,671	295
Dexcom Inc *	2,100	897
Edwards Lifesciences Corp, Cl A *	13,416	1,389
Eli Lilly and Co	17,266	3,963
Gilead Sciences Inc	27,213	1,874
HCA Healthcare Inc	5,643	1,167
Henry Schein Inc *	3,044	226
Hologic Inc *	5,500	367
Humana Inc	2,790	1,235
IDEXX Laboratories Inc *	1,800	1,137
Illumina Inc *	3,200	1,514
Incyte Corp *	4,100	345
Intuitive Surgical Inc *	2,607	2,397
IQVIA Holdings Inc *	4,200	1,018
Johnson & Johnson	57,342	9,447

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Laboratory Corp of America Holdings *	2,117	$584
McKesson Corp	3,475	665
Merck & Co Inc	55,066	4,282
Mettler-Toledo International Inc *	518	718
Organon *	5,567	168
PerkinElmer Inc	2,369	366
Pfizer Inc	121,757	4,768
Quest Diagnostics Inc	2,878	380
Regeneron Pharmaceuticals Inc *	2,275	1,271
ResMed Inc	3,200	789
Stryker Corp	7,176	1,864
Teleflex Inc	960	386
Thermo Fisher Scientific Inc	8,576	4,326
UnitedHealth Group Inc	20,544	8,227
Universal Health Services Inc, Cl B	1,742	255
Vertex Pharmaceuticals Inc *	5,558	1,121
Viatris Inc, Cl W *	26,911	385
Waters Corp *	1,320	456
West Pharmaceutical Services Inc	1,600	575
Zimmer Biomet Holdings Inc	4,553	732
Zoetis Inc, Cl A	10,273	1,914

		98,399

Industrials — 7.2%
3M Co	12,626	2,508
A O Smith Corp	3,100	223
Alaska Air Group Inc *	2,600	157
American Airlines Group Inc *	13,525	287
AMETEK Inc	5,064	676
Boeing Co/The *	11,909	2,853
Carrier Global Corp	17,907	870
Caterpillar Inc, Cl A	11,945	2,600
CH Robinson Worldwide Inc	2,987	280
Cintas Corp	1,952	746
Copart Inc *	4,600	606
CSX Corp	49,164	1,577
Cummins Inc	3,163	771
Deere & Co	6,813	2,403
Delta Air Lines Inc, Cl A *	13,922	602
Dover Corp	3,146	474
Emerson Electric Co	13,026	1,254
Equifax Inc	2,676	641
Expeditors International of Washington Inc	3,708	469
Fastenal Co, Cl A	12,344	642
FedEx Corp	5,269	1,572
Fortive Corp	7,554	527
Fortune Brands Home & Security Inc	3,000	299
Generac Holdings Inc *	1,400	581
General Dynamics Corp	4,965	935
General Electric Co	190,593	2,565
Honeywell International Inc	15,052	3,302
Howmet Aerospace Inc *	8,392	289

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Huntington Ingalls Industries Inc, Cl A	900	$190
IDEX Corp	1,700	374
IHS Markit Ltd	8,200	924
Illinois Tool Works Inc	6,231	1,393
Ingersoll Rand Inc *	8,214	401
Jacobs Engineering Group Inc	2,821	376
JB Hunt Transport Services Inc	1,845	301
Kansas City Southern	1,963	556
L3Harris Technologies Inc	4,471	966
Lockheed Martin Corp	5,293	2,003
Masco Corp	5,623	331
Norfolk Southern Corp	5,402	1,434
Northrop Grumman Corp	3,221	1,171
Old Dominion Freight Line Inc, Cl A	2,050	520
Otis Worldwide Corp	8,653	707
PACCAR Inc	7,619	680
Parker-Hannifin Corp, Cl A	2,852	876
Quanta Services Inc	3,082	279
Raytheon Technologies Corp	32,948	2,811
Republic Services Inc	4,662	513
Robert Half International Inc	2,559	228
Rockwell Automation Inc	2,535	725
Rollins Inc	4,675	160
Roper Technologies Inc	2,278	1,071
Snap-on Inc	1,155	258
Southwest Airlines Co, Cl A *	12,933	687
Stanley Black & Decker Inc	3,511	720
Teledyne Technologies Inc *	1,022	428
Textron Inc	5,037	346
TransDigm Group Inc *	1,209	782
Union Pacific Corp	14,442	3,176
United Airlines Holdings Inc *	6,900	361
United Parcel Service Inc, Cl B	15,711	3,267
United Rentals Inc *	1,599	510
Verisk Analytics Inc, Cl A	3,600	629
Waste Management Inc	8,382	1,174
Westinghouse Air Brake Technologies Corp	3,890	320
WW Grainger Inc	947	415
Xylem Inc/NY	3,948	474

		63,246

Information Technology — 24.2%
Adobe Inc *	10,433	6,110
Advanced Micro Devices Inc *	22,000	2,066
Akamai Technologies Inc *	3,474	405
Amphenol Corp, Cl A	13,140	899
Analog Devices Inc	6,090	1,048
ANSYS Inc *	1,900	659
Apple Inc	341,293	46,743
Applied Materials Inc	19,971	2,844
Arista Networks Inc *	1,200	435
Autodesk Inc, Cl A *	4,805	1,403

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Automatic Data Processing Inc	9,242	$1,836
Broadcom Inc	8,875	4,232
Broadridge Financial Solutions Inc	2,600	420
Cadence Design Systems Inc *	6,100	835
CDW Corp/DE	3,100	541
Cisco Systems Inc/Delaware	91,672	4,859
Citrix Systems Inc	2,726	320
Cognizant Technology Solutions Corp, Cl A	11,377	788
Corning Inc, Cl B	17,171	702
DXC Technology Co *	5,376	209
Enphase Energy Inc *	2,800	514
F5 Networks Inc, Cl A *	1,291	241
Fidelity National Information Services
Inc, Cl B	13,453	1,906
Fiserv Inc, Cl A *	13,064	1,396
FleetCor Technologies Inc *	1,800	461
Fortinet Inc *	3,000	715
Gartner Inc *	1,800	436
Global Payments Inc	6,489	1,217
Hewlett Packard Enterprise Co	28,510	416
HP Inc	25,910	782
Intel Corp	87,797	4,929
International Business Machines Corp	19,368	2,839
Intuit Inc	5,945	2,914
IPG Photonics Corp *	800	169
Jack Henry & Associates Inc	1,600	262
Juniper Networks Inc	6,933	190
Keysight Technologies Inc *	4,000	618
KLA Corp	3,349	1,086
Lam Research Corp	3,060	1,991
Leidos Holdings Inc	2,900	293
Mastercard Inc, Cl A	18,982	6,930
Maxim Integrated Products Inc	10,429	1,099
Microchip Technology Inc	5,937	889
Micron Technology Inc *	24,371	2,071
Microsoft Corp	163,830	44,382
Monolithic Power Systems Inc	900	336
Motorola Solutions Inc	3,702	803
NetApp Inc	4,828	395
NortonLifeLock Inc	12,608	343
NVIDIA Corp	13,528	10,824
NXP Semiconductors NV	6,000	1,234
Oracle Corp, Cl B	39,433	3,069
Paychex Inc	7,000	751
Paycom Software Inc *	1,020	371
PayPal Holdings Inc *	25,585	7,457
PTC Inc *	2,300	325
Qorvo Inc *	2,505	490
QUALCOMM Inc	24,468	3,497
salesforce.com Inc *	20,172	4,927
Seagate Technology Holdings	4,343	382
ServiceNow Inc *	4,300	2,363

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Skyworks Solutions Inc	3,607	$692
Synopsys Inc *	3,300	910
TE Connectivity Ltd	7,103	960
Teradyne Inc	3,600	482
Texas Instruments Inc	20,111	3,867
Trimble Inc *	5,400	442
Tyler Technologies Inc *	918	415
VeriSign Inc *	2,178	496
Visa Inc, Cl A	36,832	8,612
Western Digital Corp *	6,738	480
Western Union Co/The	9,277	213
Xilinx Inc	8,287	1,199
Zebra Technologies Corp, Cl A *	1,100	582

		213,017

Materials — 1.9%
Air Products and Chemicals Inc	4,861	1,398
Albemarle Corp	2,620	441
Avery Dennison Corp	1,776	373
Ball Corp	7,012	568
Celanese Corp, Cl A	2,500	379
CF Industries Holdings Inc	4,837	249
Corteva Inc	15,891	705
Dow Inc	16,125	1,020
DuPont de Nemours Inc	11,507	891
Eastman Chemical Co	2,898	338
Ecolab Inc	5,446	1,122
FMC Corp	2,749	298
Freeport-McMoRan Inc, Cl B	32,162	1,194
International Flavors & Fragrances Inc	5,462	816
International Paper Co	8,373	513
LyondellBasell Industries NV, Cl A	5,713	588
Martin Marietta Materials Inc, Cl A	1,365	480
Mosaic Co/The	7,810	249
Newmont Corp	17,304	1,097
Nucor Corp	6,448	619
Packaging Corp of America	2,100	284
PPG Industries Inc	5,070	861
Sealed Air Corp	3,258	193
Sherwin-Williams Co/The, Cl A	5,214	1,421
Vulcan Materials Co	2,930	510
Westrock Co	5,692	303

		16,910

Real Estate — 2.2%
Alexandria Real Estate Equities Inc ‡	2,800	509
American Tower Corp, Cl A ‡	9,816	2,652
AvalonBay Communities Inc ‡	3,022	631
Boston Properties Inc ‡	3,108	356
Crown Castle International Corp ‡	9,328	1,820
Digital Realty Trust Inc, Cl A ‡	6,200	933
Duke Realty Corp ‡	8,100	384
Equinix Inc ‡	1,919	1,540

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Equity Residential ‡	7,633	$588
Essex Property Trust Inc ‡	1,360	408
Extra Space Storage Inc ‡	2,900	475
Federal Realty Investment Trust ‡	1,600	187
Healthpeak Properties Inc ‡	11,730	391
Host Hotels & Resorts Inc *‡	14,912	255
Iron Mountain Inc ‡	6,176	261
Kimco Realty Corp ‡	9,796	204
Mid-America Apartment Communities Inc ‡	2,500	421
Prologis Inc ‡	16,069	1,921
Public Storage ‡	3,300	992
Realty Income Corp ‡	8,118	542
Regency Centers Corp ‡	3,500	224
SBA Communications Corp, Cl A ‡	2,363	753
Simon Property Group Inc ‡	7,058	921
UDR Inc ‡	6,400	313
Ventas Inc ‡	8,310	475
Vornado Realty Trust ‡	3,631	169
Welltower Inc ‡	9,007	748
Weyerhaeuser Co ‡	16,260	560

		19,633

Utilities — 2.2%
AES Corp/The	14,312	373
Alliant Energy Corp	5,400	301
Ameren Corp	5,544	444
American Electric Power Co Inc	10,929	925
American Water Works Co Inc	4,000	617
Atmos Energy Corp	2,900	279
CenterPoint Energy Inc	12,017	295
CMS Energy Corp	6,313	373
Consolidated Edison Inc	7,478	536
Dominion Energy Inc	17,468	1,285
DTE Energy Co	4,141	537
Duke Energy Corp	16,698	1,648
Edison International	8,490	491
Entergy Corp	4,477	446
Evergy Inc	4,900	296
Eversource Energy	7,544	605
Exelon Corp	21,090	935
FirstEnergy Corp	12,021	447
NextEra Energy Inc	42,592	3,121
NiSource Inc	8,913	218
NRG Energy Inc	5,364	216
Pinnacle West Capital Corp	2,594	213
PPL Corp	17,139	479
Public Service Enterprise Group Inc	11,057	661
Sempra Energy	6,668	883
Southern Co/The	22,982	1,391
WEC Energy Group Inc	6,937	617

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Xcel Energy Inc	11,846	$780

		19,412

Total Common Stock (Cost $355,814) ($ Thousands)		771,174

FOREIGN COMMON STOCK — 2.1%

Ireland — 0.6%
Accenture PLC, Cl A	13,848	4,082
Eaton Corp PLC	8,639	1,280

		5,362

United Kingdom — 1.5%
Allegion PLC	1,994	278
Amcor PLC	32,909	377
Aon PLC, Cl A	4,909	1,172
Aptiv PLC *	5,941	935
Johnson Controls International PLC	15,538	1,066
Linde PLC	11,282	3,262
Medtronic PLC	29,241	3,630
Nielsen Holdings PLC	8,180	202

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Pentair PLC	3,577	$241
Perrigo Co PLC	3,076	141
STERIS PLC	1,900	392
Trane Technologies PLC	5,203	958
Willis Towers Watson PLC	2,847	655

		13,309

Total Foreign Common Stock (Cost $9,281) ($ Thousands)		18,671

Total Investments in Securities — 89.7% (Cost $365,095) ($ Thousands)		$789,845

	Contracts

PURCHASED OPTION* — 0.0%

Total Purchased Option (A) (Cost $833) ($ Thousands)	203,325,122	$–

PURCHASED SWAPTIONS* — 1.3%

Total Purchased Swaptions (B) (Cost $5,038) ($ Thousands)	612,455,481	$11,210

A list of open options contracts held by the Fund at June 30, 2021 is as follows:

Description	Number of Contracts	Notional Amount (Thousands) ††	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED OPTION — 0.0%
Call Options
EUR PUT USD CALL*	203,325,122	$833	$1.15	7/17/2021	$–

Total Purchased Option		$833			$–

†† Represents Cost

A list of open OTC swaption contracts held by the Fund at June 30, 2021 is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED SWAPTIONS — 1.3%
Call Swaptions
CMS One Look*	Bank of America Merill Lynch	80,642,481	$2.00	08/19/2023	$6,129
CMS One Look*	Bank of America Merill Lynch	531,813,000	$0.14	07/17/2021	5,081

Total Purchased Swaptions		612,455,481			$11,210

A list of the open futures contracts held by the Fund at June 30, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
MSCI EAFE Index	113	Sep-2021	$13,347	$13,013	$(334)
S&P 500 Index E-MINI^	422	Sep-2021	89,357	90,489	1,132

			$102,704	$103,502	$798

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Dynamic Asset Allocation Fund (Continued)

A list of the open forward foreign currency contracts held by the Fund at June 30, 2021 is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized (Depreciation) (Thousands)
Bank of America	01/11/22	USD	170	SAR	637	$—
Bank of America	01/11/22	SAR	165,568	USD	44,080	(47)
						$(47)

A list of open OTC swap agreements held by the Fund at June 30, 2021 is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value ( Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
BNP Paribas^	BLOOMBERG COMMODITY INDEX TOTAL RETURN	0.10%	BLOOMBERG COMMODITY INDEX TOTAL RETURN	Quarterly	08/18/2021	USD	(29,797)	$441	$–	$441
BNP Paribas^	BLOOMBERG COMMODITY INDEX TOTAL RETURN	0.10%	BLOOMBERG COMMODITY INDEX TOTAL RETURN	Quarterly	12/09/2021	USD	(41,251)	(115)	–	(115)
BNP Paribas	BLOOMBERG COMMODITY INDEX TOTAL RETURN	0.10%	BLOOMBERG COMMODITY INDEX TOTAL RETURN	Quarterly	12/16/2021	USD	(14,476)	(88)	–	(88)
								$238	$–	$238

A list of open centrally cleared swap agreements held by the Fund at June 30, 2021 is as follows:

Interest Rate Swap
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1Y CPI-CPURNSA^	2.1475%	Annually	12/10/2030	USD	27,761	$1,723	$–	$1,723

Percentages are based on Net Assets of $880,784 ($ Thousands).

*	Non-income producing security.

‡	Real Estate Investment Trust.

^	Security is held by the Dynamic Commodity Strategy Subsidiary Ltd. As of June 30, 2021.

Cl — Class

EUR — Euro

Ltd. — Limited

MSCI — Morgan Stanley Capital International

NASDAQ – National Association of Securities Dealers and Automated Quotations

OTC — Over The Counter

PLC — Public Limited Company

S&P— Standard & Poor’s

SAR — Saudi Riyal

USD — U.S. Dollar

The following is a list of the levels of inputs used as of June 30, 2021 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	771,174	–	–	771,174
Foreign Common Stock	18,671	–	–	18,671

Total Investments in Securities	789,845	–	–	789,845

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Dynamic Asset Allocation Fund (Concluded)

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Options	–	–	–	–
Purchased Swaptions	–	11,210	–	11,210
Futures Contracts*
Unrealized Appreciation	1,132	–	–	1,132
Unrealized Depreciation	(334)	–	–	(334)
Forwards Contracts*
Unrealized Depreciation	–	(47)	–	(47)
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	–	441	–	441
Unrealized Depreciation	–	(203)	–	(203)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	1,723	–	1,723

Total Other Financial Instruments	798	13,124	–	13,922

*Futures contracts, forwards contracts, and swap contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

For the period ended June 30, 2021, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Strategy Alternative Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 33.0%

Communication Services — 4.5%
Activision Blizzard Inc	14,314	$1,366
Alphabet Inc, Cl A *	630	1,538
AT&T Inc	49,145	1,414
Bumble, Cl A	19,564	1,127
Cinemark Holdings Inc *	34,650	761
Cineplex Inc *	2,233	27
Clear Channel Outdoor Holdings Inc, Cl A *	7,401	20
Comcast Corp, Cl A	13,794	787
DISH Network Corp, Cl A *	26,325	1,100
Entravision Communications Corp, Cl A	8,453	56
Intelsat *(A)	10,242	5
Magnite Inc *	30,349	1,027
News Corp, Cl A	78,411	2,021
ORBCOMM *	37,256	419
Sciplay, Cl A *	2,380	40
Snap Inc, Cl A *	25,858	1,762
Spanish Broadcasting System, Cl A	1,428	5
Take-Two Interactive Software Inc, Cl A *	13,514	2,392
United States Cellular Corp *	1,450	53
Urban One	3,029	15
Urban One, Cl A	2,560	22
ViacomCBS Inc, Cl B	53,967	2,439
Walt Disney Co/The	4,965	873
Windstream Services *	5,206	78
Zillow Group Inc, Cl A *	14,055	1,722

		21,069

Consumer Discretionary — 2.5%
Accel Entertainment, Cl A *	5,618	67
Amazon.com Inc, Cl A *	453	1,558
Caleres Inc	81,226	2,216
Cenveo Corporation *	2,777	16
Everi Holdings Inc *	1,965	49
Evolution Gaming Group (B)	5,272	834
Full House Resorts *	60,940	606
General Motors Co *	826	49
Guitar Center *(C)(D)	2,167	320
MercadoLibre Inc *	689	1,073
New Oriental Education & Technology Group ADR *	79,151	648
Penn National Gaming Inc *	716	55
Pinduoduo ADR *	4,887	621
Porch Group	923	18
Red Rock Resorts Inc, Cl A *	11,467	487
Ulta Beauty Inc *	4,193	1,450
Vivint Smart Home *	2,182	29
Wynn Resorts Ltd *	14,102	1,725

		11,821

Consumer Staples — 1.0%
Coty Inc, Cl A *	269,407	2,516

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Molson Coors Beverage Co, Cl B	44,288	$2,378

		4,894

Energy — 0.7%
APA	112,345	2,430
Chesapeake Energy	7,509	390
Extraction Oil & Gas *	7,582	416
Parker Drilling *(D)	4,414	24
Valaris *	2,471	72

		3,332

Financials — 6.5%
26 Capital Acquisition, Cl A	2,739	27
ACON S2 Acquisition, Cl A	6,989	69
Adara Acquisition	1,018	10
Adit EdTech Acquisition *	17,118	170
AF Acquisition	2,804	28
Agile Growth	14,089	140
Alpha Capital Acquisition	46	—
Alpha Capital Acquisition, Cl A	753	7
Angel Pond Holdings	5,090	51
Anzu Special Acquisition I *	23,943	239
Arctos NorthStar Acquisition	14,619	146
Ares Acquisition *	3,240	32
Arrowroot Acquisition	23,203	233
Astrea Acquisition, Cl A	32,284	312
Athlon Acquisition	5,789	58
Athlon Acquisition, Cl A *	3,278	32
Atlantic Coastal Acquisition	23,200	231
Aurora Acquisition, Cl A	28,923	287
Authentic Equity Acquisition *	4,413	45
Authentic Equity Acquisition, Cl A *	3,842	37
Avanti Acquisition, Cl A	344	3
Biotech Acquisition *	9,447	95
Biotech Acquisition, Cl A	1,219	12
Bite Acquisition *	27,452	265
BlueRiver Acquisition	3,454	35
BOA Acquisition	14,104	140
BOA Acquisition, Cl A	16,259	157
Bright Lights Acquisition, Cl A	5,610	54
Broadscale Acquisition	44,531	445
Build Acquisition *	5,670	56
Cartesian Growth *	25,711	257
Catcha Investment	4,699	47
CF Acquisition IV *	16,888	170
CF Acquisition IV, Cl A *	10,090	98
CF Acquisition V	3,980	41
Churchill Capital VII	8,155	82
Churchill Capital VII, Cl A	1,110	11
Clarim Acquisition *	19,084	189
Coinbase Global, Cl A *	2,152	545
Colonnade Acquisition II	19,345	192
Constellation Acquisition I	14,122	141

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Strategy Alternative Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Corner Growth Acquisition, Cl A	3,577	$35
COVA Acquisition	15,191	153
COVA Acquisition, Cl A *	19,154	186
Crown PropTech Acquisitions	25,344	252
D & Z Media Acquisition, Cl A	723	7
DHB Capital *	14,847	148
DHC Acquisition *	19,482	196
DiamondHead Holdings, Cl A	15,175	152
Digital Transformation Opportunities	8,908	88
dMY Technology Group IV, Cl A	26,885	263
DPCM Capital *	7,956	79
Duddell Street Acquisition, Cl A	4,993	48
Dune Acquisition, Cl A	2,253	22
East Resources Acquisition, Cl A *	976	9
Edify Acquisition	12,754	127
Edify Acquisition, Cl A	8,127	78
eHealth Inc *	18,349	1,072
EJF Acquisition *	2,166	22
Epiphany Technology Acquisition	3,233	33
Epiphany Technology Acquisition, Cl A	3,019	29
EQ Health Acquisition	17,180	171
ESM Acquisition	6,699	67
Evo Acquisition	22,645	228
Executive Network Partnering	3,188	32
Executive Network Partnering, Cl A	1,820	18
FinServ Acquisition II	2,137	21
Fintech Evolution Acquisition Group	17,575	175
First Reserve Sustainable Growth	8,799	88
Flame Acquisition, Cl A	1,540	15
Forest Road Acquisition II *	11,348	114
Fortistar Sustainable Solutions, Cl A	1,110	11
Freedom Acquisition I *	103	1
FTAC Hera Acquisition	2,170	22
G&P Acquisition	28,975	290
Gaming & Hospitality Acquisition	24,042	240
GigInternational1 *	22,119	223
Global Partner Acquisition II *	10,362	103
Golden Arrow Merger	8,680	86
Golden Falcon Acquisition, Cl A *	105	1
Gores Guggenheim *	5,648	57
Gores Holdings V, Cl A *	236,699	2,391
Gores Metropoulos II, Cl A *	18,109	179
Growth Capital Acquisition, Cl A	4,277	42
GX Acquisition II	11,824	118
GX Acquisition II, Cl A	22	—
Hamilton Lane Alliance Holdings I *	4,211	42
Haymaker Acquisition III *	1,167	12
Healthcare Capital	26,641	265
Healthcare Capital, Cl A	2,552	25
HIG Acquisition, Cl A	1,450	14
Hudson Executive Investment II	494	5
Hudson Executive Investment III *	5,998	60

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
IG Acquisition, Cl A	671	$7
InterPrivate II Acquisition	7,668	76
InterPrivate III Financial Partners	3,320	33
InterPrivate IV InfraTech Partners	1,620	16
Itiquira Acquisition	9,359	94
Itiquira Acquisition, Cl A *	8,529	82
Jack Creek Investment *	19,098	192
Jack Creek Investment, Cl A *	4,654	45
JOFF Fintech Acquisition	12,319	123
JOFF Fintech Acquisition, Cl A	572	5
Kairos Acquisition	9,027	90
Kairos Acquisition, Cl A	488	5
Katapult Holdings	4,071	44
Kernel Group Holdings	5,063	52
Kismet Acquisition Three	18,844	188
KL Acquisition	2,634	26
Leo Holdings II	143	1
Leo Holdings II, Cl A	13,879	135
Levere Holdings, Cl A	1,312	13
Locust Walk Acquisition *	1,668	16
Magnum Opus Acquisition	4,695	47
Mason Industrial Technology *	31,451	317
MCAP Acquisition	1,653	16
MCAP Acquisition, Cl A	38,547	371
MDH Acquisition	7,087	71
Mission Advancement	21,171	211
Mission Advancement, Cl A	52,489	510
Montes Archimedes Acquisition, Cl A *	24,826	246
Monument Circle Acquisition, Cl A	13,705	133
Mudrick Capital Acquisition II, Cl A	30,623	382
Music Acquisition	1,157	12
New Vista Acquisition	1,549	16
Noble Corp *	2,760	69
Noble Rock Acquisition *	34,471	345
North Atlantic Acquisition	29,311	295
North Atlantic Acquisition, Cl A *	533	5
Northern Star Investment III	4,262	43
Northern Star Investment IV	4,778	48
OneMain Holdings Inc, Cl A	586	35
Open Lending, Cl A *	20,812	897
Penney Borrower LLC *(D)	3,070	21
PennyMac Financial Services Inc	11,800	728
Peridot Acquisition II *	50,882	508
Pine Technology Acquisition	18,129	181
Pivotal Investment III *	9,395	94
Plum Acquisition I	806	8
PMV Consumer Acquisition, Cl A	1,307	13
Poema Global Holdings, Cl A	2,981	29
Pontem *	20,774	208
Pontem, Cl A *	4,826	47
Powered Brands	6,667	65
Priveterra Acquisition *	23,540	235

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Strategy Alternative Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
PROG Holdings Inc	37,800	$1,819
Progress Acquisition	36,029	361
Property Solutions Acquisition II	887	9
PropTech Investment II, Cl A *	485	5
Ribbit LEAP *(A)	58,788	653
RMG Acquisition III *	21,553	216
Root, Cl A	1,115	12
Rosecliff Acquisition I	23,980	241
RXR Acquisition *	3,240	32
S&P Global Inc	2,731	1,121
Science Strategic Acquisition Alpha	28,315	281
ScION Tech Growth I *	10,848	110
ScION Tech Growth I, Cl A	11,122	109
ScION Tech Growth II	6,226	63
SCP & CO Healthcare Acquisition *	18,875	190
Seven Oaks Acquisition, Cl A *	4,163	41
Silver Crest Acquisition	19,904	200
SilverBox Engaged Merger I	11,809	118
Skydeck Acquisition	40,632	406
Slam *	5,460	54
Social Leverage Acquisition I	3,154	31
Sports Ventures Acquisition	2,189	22
Sports Ventures Acquisition, Cl A	2,811	27
Star Peak II, Cl A	12,891	128
Stratim Cloud Acquisition *	1,020	10
Sustainable Development Acquisition I *	618	6
Switchback II, Cl A	90,692	897
Tailwind International Acquisition *	20,880	209
Tailwind Two Acquisition *	9,976	99
TB Acquisition (A)	21,719	216
TB Acquisition, Cl A	1	—
TCV Acquisition, Cl A	52,448	520
Thunder Bridge Capital Partners III, Cl A *	14,928	149
TLG Acquisition One *	11,077	110
Twelve Seas Investment II, Cl A	27,557	266
Twin Ridge Capital Acquisition	5,314	53
TZP Strategies Acquisition	19,673	196
Velocity Acquisition	14,802	147
Velocity Acquisition, Cl A	4,330	42
Virtuoso Acquisition, Cl A	4,404	44
Warrior Technologies Acquisition, Cl A	29,271	283
Z-Work Acquisition *	7,794	78

		30,327

Health Care — 1.7%
Alexion Pharmaceuticals Inc *	14,029	2,577
Bausch Health *	39,521	1,159
Butterfly Network	15,100	219
Change Healthcare Inc *	19,341	445
Heron Therapeutics Inc *	34,084	529
Magellan Health Inc *	1,281	121
Monitronics International Inc *(A)(C)(D)	18,437	184

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Viatris Inc, Cl W *	133,868	$1,913
Viracta Therapeutics	16,908	192
Zogenix Inc *	23,673	409

		7,748

Industrials — 2.6%
Air Transport Services Group Inc *	73,436	1,706
BWX Technologies Inc, Cl W	41,533	2,414
DiDi Global ADR *	71	1
Interface Inc, Cl A	2,403	37
Kansas City Southern	6,281	1,780
Middleby Corp/The *	13,886	2,406
Spirit AeroSystems Holdings Inc, Cl A	50,390	2,378
Uber Technologies Inc *	12,964	649
Welbilt Inc *	28,827	667

		12,038

Information Technology — 9.3%
Aquity Holdings Inc *	3,945	43
Avaya Holdings Corp *	26,826	722
Cirrus Logic Inc *	20,121	1,713
Cognyte Software Ltd *	3,599	88
Dynatrace Inc *	28,373	1,658
EchoStar Corp, Cl A *	8,052	196
Fidelity National Information Services Inc, Cl B	7,324	1,038
Flex *	46,396	829
GDS Holdings ADR *	7,030	552
GoDaddy Inc, Cl A *	25,260	2,197
Mastercard Inc, Cl A	3,644	1,330
Maxim Integrated Products Inc	17,286	1,821
Mmodal (Escrow Security) *(D)	3,007	—
Nuance Communications Inc *	58,126	3,164
Opendoor Technologies *	75,426	1,337
Proofpoint Inc *	16,940	2,943
Qualtrics International, Cl A	5,420	207
salesforce.com Inc *	7,087	1,731
Shift4 Payments, Cl A *	10,726	1,005
Shopify, Cl A *	1,096	1,601
Slack Technologies Inc, Cl A *	60,728	2,690
Square Inc, Cl A *	5,025	1,225
SS&C Technologies Holdings Inc	23,457	1,690
StoneCo Ltd, Cl A *	15,965	1,071
Twilio Inc, Cl A *	3,153	1,243
Vishay Intertechnology Inc	111,644	2,518
Vonage Holdings Corp *	50,148	723
Vontier	22,462	732
X-Fab Silicon Foundries *(B)	41,670	395
Xilinx Inc	47,608	6,886

		43,348

Materials — 2.1%
Allegheny Technologies Inc *	113,777	2,372

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Strategy Alternative Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Arctic Canadian Diamond Company Ltd. *(D)	228	$—
Atotech	6,598	169
Constellium, Cl A *	125,549	2,379
Eagle Materials Inc	17,466	2,482
Hexion Holdings Corp *	9,735	175
Libbey Glass Inc. *	1,071	2
Olin Corp	54,184	2,507

		10,086

Real Estate — 1.1%
Copper Property Pass-Through Certificates *(D)	23,020	424
Kimco Realty Corp ‡	68,335	1,425
Outfront Media Inc *‡	32,531	782
Park Hotels & Resorts Inc *‡	71,098	1,465
QTS Realty Trust Inc, Cl A ‡	14,072	1,088
Realogy Holdings Corp *	1,523	28

		5,212

Utilities — 1.0%
Clearway Energy Inc, Cl C	78,850	2,088
FirstEnergy Corp	64,392	2,396

		4,484

Total Common Stock (Cost $146,568) ($ Thousands)		154,359

	Face Amount (Thousands)

CORPORATE OBLIGATIONS — 15.3%

Communication Services — 1.1%
Altice France
10.500%, 05/15/2027 (B)	$487	541
Altice France Holding
6.000%, 02/15/2028 (B)	134	134
AMC Entertainment Holdings
6.125%, 05/15/2027	55	42
5.750%, 06/15/2025	5	4
AMC Networks
4.250%, 02/15/2029	138	139
CB Escrow
8.000%, 10/15/2025 (B)	567	596
CCO Holdings
5.750%, 02/15/2026 (B)	71	73
4.500%, 06/01/2033 (B)	563	576
Consolidated Communications
6.500%, 10/01/2028 (B)	342	368
5.000%, 10/01/2028 (B)	128	130
Digicel Group
10.000%, 04/01/2024	31	30
6.750%, 03/01/2023 (B)	110	105

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
DISH DBS
7.750%, 07/01/2026		$225	$255
7.375%, 07/01/2028		40	43
5.125%, 06/01/2029 (B)		50	49
Gray Television
7.000%, 05/15/2027 (B)		68	74
iHeartCommunications
8.375%, 05/01/2027		270	289
Intelsat Luxembourg
8.125%, 06/01/2023 (E)		45	1
Meredith
6.875%, 02/01/2026		220	229
Salem Media Group
6.750%, 06/01/2024 (B)		395	383
Spanish Broadcasting System
9.750%, 03/01/2026 (B)		158	160
T-Mobile USA
3.500%, 04/15/2031		65	67
3.375%, 04/15/2029		65	67
Urban One
7.375%, 02/01/2028 (B)		539	582
Windstream Escrow
7.750%, 08/15/2028 (B)		382	394

			5,331

Consumer Discretionary — 3.8%
1011778 BC ULC / New Red Finance
4.250%, 05/15/2024 (B)		256	259
Abercrombie & Fitch Management
8.750%, 07/15/2025 (B)		202	224
Ambience Merger Sub
7.125%, 07/15/2029 (B)		248	250
American Greetings
8.750%, 04/15/2025 (B)		265	276
Bed Bath & Beyond
5.165%, 08/01/2044		376	349
Caesars Resort Collection
5.250%, 10/15/2025 (B)		262	265
Carnival
11.500%, 04/01/2023 (B)		95	107
10.500%, 02/01/2026 (B)		95	111
9.875%, 08/01/2027 (B)		135	158
5.750%, 03/01/2027 (B)		15	16
CEC Entertainment
6.750%, 05/01/2026 (B)		195	200
Cengage Learning
9.500%, 06/15/2024 (B)		460	471
Chukchansi Economic Development Authority
8.000%, 04/15/2028 (B)		99	87
Clarios Global
4.375%, 05/15/2026	EUR	100	123

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Constellation
8.500%, 09/15/2025 (B)		$137	$135
Cooper-Standard Automotive
13.000%, 06/01/2024 (B)		135	153
CSC Holdings
4.625%, 12/01/2030 (B)		770	755
4.125%, 12/01/2030 (B)		140	139
Cumulus Media New Holdings
6.750%, 07/01/2026 (B)		199	208
Dave & Buster’s
7.625%, 11/01/2025 (B)		138	149
Diamond Sports Group
6.625%, 08/15/2027 (B)		292	143
5.375%, 08/15/2026 (B)		350	227
Empire Communities
7.375%, 12/15/2025	CAD	79	67
7.000%, 12/15/2025 (B)		$551	579
Everi Holdings
5.000%, 07/15/2029 (B)		86	86
Everi Payments
7.500%, 12/15/2025 (B)		180	187
Ferrellgas
5.875%, 04/01/2029 (B)		126	124
5.375%, 04/01/2026 (B)		86	85
Genting New York
3.300%, 02/15/2026 (B)		123	124
Getty Images
9.750%, 03/01/2027 (B)		170	182
Goodyear Tire & Rubber
9.500%, 05/31/2025		110	123
5.625%, 04/30/2033		225	237
Guitar Center
8.500%, 01/15/2026 (B)		68	73
Hilton Grand Vacations Borrower Escrow
4.875%, 07/01/2031 (B)		118	118
Houghton Mifflin Harcourt Publishers
9.000%, 02/15/2025 (B)		515	551
Inn Of The Mountain Gods Resort & Casino
9.250%, 11/30/2023		183	177
L Brands
7.600%, 07/15/2037		5	6
6.750%, 07/01/2036		80	100
6.625%, 10/01/2030 (B)		60	69
LBM Acquisition
6.250%, 01/15/2029 (B)		206	208
Liberty Interactive
8.250%, 02/01/2030		325	371
Life Time
5.750%, 01/15/2026 (B)		210	218
Magic Mergeco
7.875%, 05/01/2029 (B)		152	157

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Mattamy Group
4.625%, 03/01/2030 (B)		$800	$817
McGraw Hill
8.000%, 11/30/2024 (B)		285	292
MDC Partners
7.500%, 05/01/2024, (B)		71	72
MGM Resorts International
7.750%, 03/15/2022		763	798
Midwest Gaming Borrower
4.875%, 05/01/2029 (B)		157	157
Mohegan Gaming & Entertainment
8.000%, 02/01/2026 (B)		379	396
Monitronics International Inc
9.125%, 04/01/2020 (D)(E)		495	–
NCL
12.250%, 05/15/2024 (B)		55	66
5.875%, 03/15/2026 (B)		100	105
3.625%, 12/15/2024 (B)		174	168
Panther BF Aggregator 2
8.500%, 05/15/2027 (B)		273	298
Party City Holdings
8.750%, 02/15/2026 (B)		135	144
PetSmart
4.750%, 02/15/2028 (B)		204	212
Raptor Acquisition
4.875%, 11/01/2026 (B)		273	277
Royal Caribbean Cruises
10.875%, 06/01/2023 (B)		120	137
9.125%, 06/15/2023 (B)		65	71
5.500%, 04/01/2028 (B)		90	94
Scientific Games International
5.000%, 10/15/2025 (B)		815	841
Sugarhouse HSP Gaming Prop Mezz
5.875%, 05/15/2025 (B)		480	474
Tenneco
5.125%, 04/15/2029 (B)		195	200
Terrier Media Buyer
8.875%, 12/15/2027 (B)		295	319
TI Automotive Finance
3.750%, 04/15/2029	EUR	136	164
Univision Communications
6.625%, 06/01/2027 (B)		$200	217
UPC Broadband Finco BV
4.875%, 07/15/2031 (B)		142	142
Victoria’s Secret
4.625%, 07/15/2029 (B)		44	44
Viking Cruises
5.875%, 09/15/2027 (B)		200	198
VOC Escrow
5.000%, 02/15/2028 (B)		75	76
Wheel Pros
6.500%, 05/15/2029 (B)		500	506

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
White Capital Parent
8.250%cash/9.000% PIK,
03/15/2026 (B)		$120	$124
William Hill MTN
4.750%, 05/01/2026	GBP	200	299
Wynn Las Vegas
5.500%, 03/01/2025 (B)		$50	54
5.250%, 05/15/2027 (B)		60	64
4.250%, 05/30/2023 (B)		277	287
Wynn Resorts Finance
7.750%, 04/15/2025 (B)		120	129
5.125%, 10/01/2029 (B)		288	304

			17,193

Consumer Staples — 0.8%
Albertsons
7.500%, 03/15/2026 (B)		1,452	1,593
Fresh Market
9.750%, 05/01/2023 (B)		345	354
New Albertsons
8.700%, 05/01/2030		235	294
Rite Aid
8.000%, 11/15/2026 (B)		76	77
7.700%, 02/15/2027		345	328
Turning Point Brands
5.625%, 02/15/2026 (B)		273	282
US Foods
6.250%, 04/15/2025 (B)		250	265
Vector Group
10.500%, 11/01/2026 (B)		225	239
5.750%, 02/01/2029 (B)		305	311

			3,743

Energy — 3.0%
Aethon United BR
8.250%, 02/15/2026 (B)		160	173
Antero Midstream Partners
7.875%, 05/15/2026 (B)		195	218
5.750%, 03/01/2027 (B)		150	156
5.750%, 01/15/2028 (B)		20	21
Antero Resources
7.625%, 02/01/2029 (B)		170	189
Ascent Resources Utica Holdings
5.875%, 06/30/2029 (B)		169	169
Blue Racer Midstream
6.625%, 07/15/2026 (B)		155	162
Callon Petroleum
8.000%, 08/01/2028 (B)		336	340
6.125%, 10/01/2024		87	86
Carrizo Oil & Gas
8.250%, 07/15/2025		117	116

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Chesapeake Energy
5.875%, 02/01/2029 (B)	$25	$27
5.500%, 02/01/2026 (B)	85	90
Chesapeake Energy (Escrow Security)
0.000%, 12/31/2049 (D)(E)	225	–
CNX Midstream Partners
6.500%, 03/15/2026 (B)	195	204
CNX Resources
7.250%, 03/14/2027 (B)	354	379
Comstock Resources
7.500%, 05/15/2025 (B)	34	35
CQP Holdco
5.500%, 06/15/2031 (B)	234	244
Crestwood Midstream Partners
5.750%, 04/01/2025	150	154
DT Midstream
4.375%, 06/15/2031 (B)	172	176
4.125%, 06/15/2029 (B)	172	175
Encino Acquisition Partners Holdings
8.500%, 05/01/2028 (B)	83	85
Energy Transfer
6.625%, VAR ICE LIBOR USD 3 Month+4.155%(G)	83	81
6.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.694%(G)	57	58
6.250%, VAR ICE LIBOR USD 3 Month+4.028%(G)	76	67
EnLink Midstream
5.625%, 01/15/2028 (B)	80	84
5.375%, 06/01/2029	325	339
EnLink Midstream Partners
5.600%, 04/01/2044	102	92
5.450%, 06/01/2047	90	80
4.850%, 07/15/2026	85	88
EQT
8.500%, 02/01/2030	115	150
7.625%, 02/01/2025	50	58
Genesis Energy
8.000%, 01/15/2027	150	158
7.750%, 02/01/2028	80	83
Harvest Midstream I
7.500%, 09/01/2028 (B)	158	171
Independence Energy Finance
7.250%, 05/01/2026 (B)	136	143
Indigo Natural Resources
5.375%, 02/01/2029 (B)	204	213
ITT Holdings
6.500%, 08/01/2029 (B)	256	261
Laredo Petroleum
10.125%, 01/15/2028	260	286
9.500%, 01/15/2025	150	158

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
MEG Energy
7.125%, 02/01/2027 (B)		$100	$107
5.875%, 02/01/2029 (B)		80	83
New Fortress Energy
6.500%, 09/30/2026 (B)		170	174
NGL Energy Operating
7.500%, 02/01/2026 (B)		120	126
NGL Energy Partners
7.500%, 11/01/2023		205	202
7.500%, 04/15/2026		228	208
6.125%, 03/01/2025		254	230
Northern Oil and Gas
8.125%, 03/01/2028 (B)		205	221
Oasis Midstream Partners
8.000%, 04/01/2029 (B)		74	79
Occidental Petroleum
6.125%, 01/01/2031		40	47
5.500%, 12/01/2025		70	77
4.625%, 06/15/2045		120	117
4.500%, 07/15/2044		10	10
4.400%, 04/15/2046		10	10
OQ SAOC MTN
5.125%, 05/06/2028 (B)		200	201
PBF Holding
9.250%, 05/15/2025 (B)		165	166
7.250%, 06/15/2025		169	128
6.000%, 02/15/2028		88	60
Petroleos Mexicanos
6.950%, 01/28/2060 (B)		351	310
6.875%, 10/16/2025 (B)		223	247
6.375%, 01/23/2045		650	559
6.350%, 02/12/2048		1,074	915
5.950%, 01/28/2031 (B)		305	296
4.500%, 01/23/2026		211	214
3.500%, 01/30/2023		604	617
Petroleos Mexicanos MTN
6.750%, 09/21/2047		507	449
Range Resources
9.250%, 02/01/2026		303	334
Secure Energy Services
7.250%, 12/30/2026 (B)	CAD	146	118
Shelf Drilling Holdings
8.875%, 11/15/2024 (B)		$60	62
8.250%, 02/15/2025 (B)		300	238
Southwestern Energy
7.500%, 04/01/2026		120	127
Targa Resources Partners
4.000%, 01/15/2032 (B)		145	149
Transocean
11.500%, 01/30/2027 (B)		185	198
6.800%, 03/15/2038		290	187

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Tullow Oil
10.250%, 05/15/2026 (B)		$662	$695
USA Compression Partners
6.875%, 09/01/2027		170	182
Vine Energy Holdings
6.750%, 04/15/2029 (B)		169	178

			14,090

Financials — 1.5%
AG Issuer
6.250%, 03/01/2028 (B)		180	190
Barclays
7.750%, VAR USD Swap Semi 30/360 5 Yr Curr+4.842%(G)		195	214
Burford Capital Global Finance
6.250%, 04/15/2028 (B)		154	162
Citigroup Global Markets Holdings MTN
14.012%, 09/30/2021 (B)(H)	EGP	12,426	767
Enact Holdings
6.500%, 08/15/2025 (B)		$140	154
Finance of America Funding
7.875%, 11/15/2025 (B)		370	369
Freedom Mortgage
8.250%, 04/15/2025 (B)		591	617
8.125%, 11/15/2024 (B)		162	167
6.625%, 01/15/2027 (B)		110	111
Genworth Holdings
4.800%, 02/15/2024		35	35
Goldman Sachs International
12.656%, 07/15/2021 (B)(H)	EGP	11,250	715
Home Point Capital
5.000%, 02/01/2026 (B)		$105	98
HSBC Bank
12.849%, 08/19/2021 (B)(H)	EGP	6,450	405
JPMorgan Chase Bank MTN
12.704%, 09/16/2021 (B)(H)		8,707	541
LD Holdings Group
6.500%, 11/01/2025 (B)		$150	154
6.125%, 04/01/2028 (B)		65	65
MDGH - GMTN BV MTN
4.500%, 11/07/2028		200	233
New Residential Investment
6.250%, 10/15/2025 (B)		280	280
Novo Banco MTN
3.500%, 01/02/2043	EUR	20	24
3.500%, 01/23/2043		280	327
OneMain Finance
7.125%, 03/15/2026		$105	122
6.875%, 03/15/2025		100	113
PennyMac Financial Services
4.250%, 02/15/2029 (B)		160	154

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Saracen Development
11.000%cash/0% PIK, 10/15/2025 (B) (D)	$390	$431
VistaJet Malta Finance
10.500%, 06/01/2024 (B)	135	147
VTB Bank Via VTB Capital
6.950%, 10/17/2022	653	690
WeWork
7.875%, 05/01/2025 (B)	360	376

		7,661

Health Care — 0.9%
Akumin
7.000%, 11/01/2025 (B)	195	202
APX Group
8.500%, 11/01/2024	330	345
Bausch Health
6.250%, 02/15/2029 (B)	612	605
6.125%, 04/15/2025 (B)	82	84
5.250%, 01/30/2030 (B)	155	144
5.000%, 02/15/2029 (B)	55	51
4.875%, 06/01/2028 (B)	35	36
Bausch Health Americas
9.250%, 04/01/2026 (B)	61	66
Centene
4.625%, 12/15/2029	246	271
3.375%, 02/15/2030	82	86
CHS
6.125%, 04/01/2030 (B)	406	412
4.750%, 02/15/2031 (B)	138	139
Endo DAC
9.500%, 07/31/2027 (B)	114	116
6.000%, 06/30/2028 (B)	128	86
Endo Finance
5.750%, 01/15/2022 (B)	130	120
Endo Luxembourg Finance I S.a.r.l.
6.125%, 04/01/2029 (B)	25	25
Envision Healthcare Corporation
8.750%, 10/15/2026 (B)	70	49
FXI Holdings
7.875%, 11/01/2024 (B)	123	127
Lannett
7.750%, 04/15/2026 (B)	240	239
LifePoint Health
5.375%, 01/15/2029 (B)	102	99
RegionalCare Hospital Partners Holdings
9.750%, 12/01/2026 (B)	277	298
Surgery Center Holdings
6.750%, 07/01/2025 (B)	200	204
Varex Imaging
7.875%, 10/15/2027 (B)	225	252

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Verisure Midholding
5.250%, 02/15/2029	EUR	248	$302

			4,358

Industrials — 1.2%
Allied Universal Holdco
9.750%, 07/15/2027 (B)		$448	493
American Airlines
5.750%, 04/20/2029 (B)		135	146
5.500%, 04/20/2026 (B)		90	95
BCPE Empire Holdings
7.625%, 05/01/2027 (B)		381	390
Bombardier
7.875%, 04/15/2027 (B)		65	67
7.500%, 12/01/2024 (B)		25	26
7.500%, 03/15/2025 (B)		115	118
Builders FirstSource
6.750%, 06/01/2027 (B)		492	527
CoreLogic
4.500%, 05/01/2028 (B)		257	255
Danaos
8.500%, 03/01/2028 (B)		118	129
Delta Air Lines
7.000%, 05/01/2025 (B)		135	158
Fortress Transportation & Infrastructure Investors
9.750%, 08/01/2027 (B)		240	278
6.500%, 10/01/2025 (B)		50	52
Garda World Security
9.500%, 11/01/2027 (B)		272	301
6.000%, 06/01/2029 (B)		158	157
Icahn Enterprises
4.375%, 02/01/2029 (B)		165	164
PowerTeam Services
9.033%, 12/04/2025 (B)		252	277
RR Donnelley & Sons
6.125%, 11/01/2026 (B)		215	227
Team Health Holdings
6.375%, 02/01/2025 (B)		165	157
Tervita
11.000%, 12/01/2025 (B)		160	179
TransDigm
8.000%, 12/15/2025 (B)		109	118
7.500%, 03/15/2027		164	174
6.250%, 03/15/2026 (B)		437	461
Triumph Group
8.875%, 06/01/2024 (B)		45	50
7.750%, 08/15/2025		185	190
6.250%, 09/15/2024 (B)		20	20
Tutor Perini
6.875%, 05/01/2025 (B)		370	381

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Western Global Airlines
10.375%, 08/15/2025 (B)		$160	$183

			5,773

Information Technology — 0.6%
Banff Merger Sub
9.750%, 09/01/2026 (B)		466	490
Castle US Holding
9.500%, 02/15/2028 (B)		170	177
CommScope
8.250%, 03/01/2027 (B)		290	310
7.125%, 07/01/2028 (B)		55	60
6.000%, 03/01/2026 (B)		150	158
CommScope Technologies
6.000%, 06/15/2025 (B)		307	314
Flexential Intermediate
11.250%, 08/01/2024 (B)		240	262
Twilio
3.875%, 03/15/2031		65	67
3.625%, 03/15/2029		65	66
Veritas US
10.500%, 02/01/2024 (B)		514	528
7.500%, 09/01/2025 (B)		193	201

			2,633

Materials — 1.7%
ARD Finance
6.500%cash/0% PIK, 06/30/2027 (B)		152	160
5.000%cash/0% PIK, 06/30/2027	EUR	233	283
Ardagh Packaging Finance
6.000%, 02/15/2025 (B)		$147	152
Cleveland-Cliffs
9.875%, 10/17/2025 (B)		153	179
Cornerstone Chemical
6.750%, 08/15/2024 (B)		975	917
CSN Inova Ventures
6.750%, 01/28/2028 (B)		350	387
Eldorado
9.500%, 06/01/2024 (B)		109	118
First Quantum Minerals
7.500%, 04/01/2025 (B)		467	484
6.875%, 10/15/2027 (B)		130	142
6.500%, 03/01/2024 (B)		208	212
FMG Resources August 2006 Pty
4.375%, 04/01/2031 (B)		204	219
Freeport-McMoRan
5.450%, 03/15/2043		195	238
Herens Holdco Sarl
4.750%, 05/15/2028 (B)		113	113
Herens Midco Sarl
5.250%, 05/15/2029	EUR	113	131

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
LSB Industries
9.625%, 05/01/2023 (B)	$775	$794
Mineral Resources
8.125%, 05/01/2027 (B)	265	291
Mountain Province Diamonds
8.000%, 12/15/2022 (B)	390	349
NMG Holding
7.125%, 04/01/2026 (B)	408	436
Northwest Acquisitions ULC
7.125%, 11/01/2022 (B)(E)	460	–
NOVA Chemicals
4.250%, 05/15/2029 (B)	189	191
Novelis
5.875%, 09/30/2026 (B)	513	534
Polar US Borrower
6.750%, 05/15/2026 (B)	73	73
Rain CII Carbon
7.250%, 04/01/2025 (B)	335	346
Rayonier AM Products
7.625%, 01/15/2026 (B)	160	167
Tacora Resources
8.250%, 05/15/2026 (B)	165	171
Trident Merger Sub
6.625%, 11/01/2025 (B)	166	170
Trident TPI Holdings
9.250%, 08/01/2024 (B)	228	238
Tronox
4.625%, 03/15/2029 (B)	195	197
United States Steel
6.875%, 08/15/2025	105	107

		7,799

Real Estate — 0.2%
Diversified Healthcare Trust
9.750%, 06/15/2025	210	232
4.375%, 03/01/2031	85	81
Realogy Group
9.375%, 04/01/2027 (B)	187	208
Service Properties Trust
4.750%, 10/01/2026	109	108
3.950%, 01/15/2028	215	203

		832

Telecommunication Services — 0.1%
Altice France
5.125%, 07/15/2029 (B)	198	199
Trilogy International South Pacific
8.875%, 05/15/2023 (B)	316	315
Vmed O2 UK Financing I
4.750%, 07/15/2031 (B)	163	166

		680

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	9

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Utilities — 0.4%
Eskom Holdings SOC MTN
8.450%, 08/10/2028		$860	$971
Oryx Funding
5.800%, 02/03/2031 (B)		212	224
Talen Energy Supply
10.500%, 01/15/2026 (B)		231	167
7.625%, 06/01/2028 (B)		86	81
7.250%, 05/15/2027 (B)		164	153
6.625%, 01/15/2028 (B)		45	41
Vistra Operations
5.500%, 09/01/2026 (B)		55	57

			1,694

Total Corporate Obligations (Cost $69,071) ($ Thousands)			71,787

	Shares

EXCHANGE TRADED FUNDS — 10.9%
Merger Fund, Cl L		2,877,796	50,736
VelocityShares Daily 2x VIX Short Term ETN		498	4

Total Exchange Traded Funds (Cost $46,211) ($ Thousands)			50,740

	Face Amount (Thousands)

SOVEREIGN DEBT — 4.5%
Angolan Government International Bond MTN
8.000%, 11/26/2029		341	349
Argentine Republic Government International Bond
0.125%, 2.000%, 07/09/2021, 01/09/2038 (F)		495	187
Bahamas Government International Bond
8.950%, 10/15/2032 (B)		541	613
Bahrain Government International Bond
7.000%, 01/26/2026		400	455
Banque Centrale de Tunisie International Bond
5.750%, 01/30/2025		625	582
Egypt Government International Bond
8.700%, 03/01/2049		579	611
7.600%, 03/01/2029		663	728
7.500%, 01/31/2027		877	985
5.875%, 02/16/2031 (B)		365	354
Egypt Treasury Bills
13.893%, 12/14/2021 (H)	EGP	12,768	767

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Ghana Government International Bond
7.750%, 04/07/2029 (B)		$262	$267
6.300%, 04/07/2025 (B)(H)		200	159
Jordan Government International Bond
5.850%, 07/07/2030 (B)		289	301
4.950%, 07/07/2025 (B)		433	449
Nigeria Government International Bond
7.625%, 11/21/2025		1,333	1,504
Oman Government International Bond
7.000%, 01/25/2051 (B)		214	218
6.750%, 01/17/2048		278	276
6.250%, 01/25/2031 (B)		238	255
Oman Sovereign Sukuk
4.875%, 06/15/2030 (B)		200	205
Paraguay Government International Bond
4.625%, 01/25/2023		1,810	1,905
Philippine Government International Bond
3.200%, 07/06/2046		388	388
Republic of South Africa Government Bond
8.875%, 02/28/2035	ZAR	9,197	584
8.250%, 03/31/2032		10,472	670
Romanian Government International Bond
2.000%, 04/14/2033 (B)	EUR	120	141
Russian Federal Bond - OFZ
7.400%, 07/17/2024	RUB	153,931	2,141
6.100%, 07/18/2035		99,470	1,242
Saudi Government International Bond MTN
3.750%, 01/21/2055 (B)		$300	317
2.750%, 02/03/2032 (B)		972	997
South Africa Government International Bond
8.000%, 01/31/2030	ZAR	9,470	629
Turkey Government International Bond
6.375%, 10/14/2025		$506	530
Ukraine Government International Bond
7.375%, 09/25/2032		263	277
6.876%, 05/21/2029		1,042	1,081
0.026%, 05/31/2040 (I)		623	738

Total Sovereign Debt (Cost $20,333) ($ Thousands)			20,905

LOAN PARTICIPATIONS — 4.1%
1236904 B.C. Ltd., Initial Term Loan, 1st Lien
5.604%, 03/04/2027 (I)		261	256
Advisors Group, 1st Lien
4.604%, 07/31/2026		60	60
Aegion, 1st Lien
5.500%, 05/17/2028		140	141

10	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Agrofresh Inc., Initial Term Loan, 1st Lien
7.250%, 12/31/2024	$202	$202
AMC Entertainment Holdings, Inc. (fka AMC Entertainment Inc.), Term B-1 Loan, 1st Lien
3.086%, VAR LIBOR+3.000%, 04/22/2026 (J)	—	—
American Gaming, Term Loan, 1st Lien
14.000%, 02/15/2024 (D)	129	133
American Greetings, Term Loan, 1st Lien
5.500%, 04/06/2024 (I)	190	190
American Tire Distributors, Inc., Initial Term Loan, 1st Lien
8.500%, 09/02/2024 (I)	431	430
Apollo Commercial Real Estate Finance, Inc., Term B-1 Loan, 1st Lien
4.000%, VAR LIBOR+3.500%, 03/11/2028	200	200
Arctic Canadian Diamond Company Ltd., Term Loan A-2, 1st Lien
6.000%, 12/31/2024 (C)(D)	36	36
Arctic Canadian Diamond Company Ltd., Term Loan, 2nd Lien
12.500%, 12/31/2027 (C)(D)	215	215
Avianca Holdings S.A., DIP Delayed Draw Loan A-1, 1st Lien
12.500%, 11/10/2021	256	260
Boardriders Inc., Closing Date Tranche A Loan, 1st Lien
9.000%, 10/23/2023	46	45
Boardriders Inc., Closing Date Tranche B-2 Loan, 1st Lien
9.000%, 04/23/2024 (J)	242	225
Bright Bidco, Term Loan B, 1st Lien
4.500%, 06/30/2024 (J)	240	200
Carestream Health Inc., 2023 Extended Term Loan, 1st Lien
7.750%, 05/08/2023 (I)	498	499
Carestream Health Inc., 2023 Extended Term Loan, 2nd Lien
13.500%, 08/08/2023 (D)(I)	197	191
CBAC Borrower LLC, Term Loan B, 1st Lien
4.104%, 07/08/2024 (I)	244	236
Century Casinos, Inc., Term Loan, 1st Lien
6.600%, 12/07/2026	185	184
Cenveo Corporation, Exit Term Loan, 1st Lien
8.500%, 06/07/2023 (I)	647	631
ConvergeOne Holdings Corp., Initial Term Loan, 1st Lien
5.104%, VAR LIBOR+5.000%, 01/04/2026	461	455

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Cooper’s Hawk Intermediate Holding, LLC, Initial Term Loan, 1st Lien
6.593%, 10/31/2026 (D)	$174	$168
DEI Sales Inc., Initial Term Loan, 1st Lien
6.250%, 04/28/2028 (D)	292	289
DMT Solutions Global Corporation, Term B-2 Loan, 1st Lien
8.000%, 07/02/2024	103	102
DMT Solutions Global Corporation, Term Loan
8.000%, 07/02/2024	103	102
East Valley Tourist Development Authority, Term Loan, 1st Lien
9.000%, VAR LIBOR+8.000%, 03/07/2022 (D)	131	129
ELO Touch Solutions, Term Loan B, 1st Lien
6.593%, 12/14/2025	173	174
Envision Healthcare Corporation, Initial Term Loan, 1st Lien
3.854%, VAR LIBOR+3.750%, 10/10/2025	928	792
Epic Y-Grade Services LP, Term Loan, 1st Lien
7.000%, 06/30/2027	660	569
Getty Images, Inc., Initial Dollar Term Loan, 1st Lien
4.625%, VAR LIBOR+4.500%, 02/19/2026	146	145
Glass Mountain, Term Loan B, 1st Lien
5.500%, 12/23/2024	68	19
Herschend Entertainment Co., 1st Lien
6.750%, 08/25/2025 (D)	215	217
Hurtigruten Group, 1st Lien
8.000%, 06/11/2023	138	160
ICH US Intermediate Holdings II, Inc., Initial Term Loan, 1st Lien
6.750%, 12/24/2026 (D)(I)	5	5
Innovacare, Term Loan, 1st Lien
6.750%, 12/24/2026 (D)(I)	265	265
J.C. Penney Borrower LLC, Term Loan
9.250%, 12/07/2025 (D)(I)	377	379
J.C. Penney Corporation Inc., Term Loan, 1st Lien
5.250%, VAR LIBOR+4.250%, 06/23/2023 (D)(E)	378	1
Jadex Inc., Refinancing Term Loan, 1st Lien
5.500%, 02/18/2028	155	155
Lanai Holdings II, Inc., Initial Term Loan, 1st Lien
7.000%, VAR LIBOR+4.750%, 08/29/2022 (J)	948	943

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	11

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Libbey, 1st Lien
9.000%, 11/13/2025 (I)	$141	$145
Lifescan Global Corporation, Initial Term Loan, 1st Lien
6.202%, 10/01/2024	915	906
LifeScan, 1st Lien
0.000%, 10/01/2025 (J)	85	80
Mashantucket (Western) Pequot Tribe, Term Loan B, 1st Lien
8.375%, VAR LIBOR+8.125%, 02/16/2022 (D)	737	717
Mavenir Systems Inc., Initial Term Loan, 1st Lien
7.000%, VAR LIBOR+6.000%, 05/08/2025	408	408
McGraw Hill LLC, Term Loan B, 1st Lien
5.750%, 11/01/2024	298	298
MSG National, 1st Lien
7.000%, 12/31/2049 (D)	309	318
Newport Parent, Inc., Initial Term Loan, 1st Lien
7.500%, 12/10/2027 (J)	235	236
Nutrisystem, Cov-Lite, 1st Lien
7.000%, 04/21/2027	302	301
Onex TSG Intermediate Corp., Initial Term Loan, 1st Lien
5.500%, 02/28/2028	195	196
Peak 10 Holding Corporation, Initial Term Loan, 1st Lien
3.647%, VAR LIBOR+3.500%, 08/01/2024	669	612
Peak 10, Term Loan, 2nd Lien
7.379%, 08/01/2025 (I)	130	116
Penney Borrower LLC, Initial Loan, 1st Lien
9.500%, 12/07/2026	236	229
Peraton Corp., Term B Loan, 1st Lien
4.500%, VAR LIBOR+3.750%, 02/01/2028	205	205
PLNTF Holdings Inc., 1st Lien
9.000%, 03/12/2026 (I)	205	206
Polymer Additives Inc., Closing Date Term Loan, 1st Lien
6.177%, 07/31/2025 (I)(J)	658	625
Premier Brands Group Holdings LLC, Term Loan, 1st Lien
8.254%, 03/19/2024 (I)	33	22
8.135%, 03/19/2024 (I)(J)	70	48
Quantum Health, 1st Lien
0.000%, 12/22/2027 (J)	195	195
R.R. Donnelley & Sons Company, Term B Loan
5.093%, 01/15/2024	64	64

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Revlon Consumer Products Corporation, 2016 Term Loan, 1st Lien
4.250%, VAR LIBOR+3.500%, 09/07/2023 (D)(E)	$896	$493
S&S Holdings LLC, Initial Term Loan, 1st Lien
5.500%, 03/11/2028 (I)	245	243
SIJ LLC, Term Loan, 1st Lien
10.139%, 07/15/2026 (D)(I)	261	258
Spencer Gifts LLC (Spirit Halloween Superstores LLC), Term Loan, 1st Lien
6.095%, 06/19/2026 (I)	215	213
Swissport, 1st Lien
0.000%, 12/16/2024 (J)	225	272
Syniverse Holdings Inc., Initial Term Loan, 2nd Lien
10.000%, 03/11/2024	140	136
Syniverse Holdings Inc., Tranche C Term Loan , 1st Lien
6.000%, VAR LIBOR+5.000%, 03/09/2023	1,208	1,195
Team Health Holdings Inc., Initial Term Loan, 1st Lien
3.750%, VAR LIBOR+2.750%, 02/06/2024	569	551
Travelport Finance (Luxembourg) S.a r.l., Initial Term Loan (Priority), 1st Lien
9.000%, VAR LIBOR+1.500%, 02/28/2025 (J)	62	65
Travelport Finance (Luxembourg) S.a r.l., Initial Term Loan, 1st Lien
5.147%, VAR LIBOR+5.000%, 05/29/2026 (J)	162	148
Traverse Midstream Partners LLC, Advance Term Loan, 1st Lien
6.500%, VAR LIBOR+4.000%, 09/27/2024	213	214
Vida Capital, Term Loan
6.093%, 10/01/2026 (D)(I)	190	181

Total Loan Participations (Cost $18,796) ($ Thousands)		19,299

	Shares

FOREIGN COMMON STOCK — 3.5%

Canada — 0.3%
Lightspeed POS *	17,072	1,430
Tourmaline Oil Corp	2,018	58

		1,488

12	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Strategy Alternative Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)

China — 0.2%
Baidu ADR *	4,122	$840

Hong Kong — 0.7%
Alibaba Group Holding *	60,782	1,722
Alibaba Group Holding ADR *	7,695	1,745

		3,467

Italy — 0.3%
Nexi *(B)	61,945	1,360

Japan — 0.1%
Renesas Electronics *	60,600	656

Luxembourg — 0.0%
SES SA, Cl A	9,413	72

Norway — 0.3%
BW LPG (B)	227,336	1,469

Singapore — 0.3%
Sea Ltd ADR *	5,629	1,546

South Korea — 0.5%
Kakao Corp	11,701	1,694
SK Hynix Inc	4,506	510

		2,204

Taiwan — 0.3%
Taiwan Semiconductor Manufacturing Co
Ltd ADR	10,632	1,277

United Kingdom — 0.5%
21Vianet Group ADR *	54,166	1,243
Clarivate Analytics PLC *	29,274	806
John Menzies PLC	11,204	48
Micro Focus International ADR	10,289	78
Venator Materials PLC *	2,792	13

		2,188

Total Foreign Common Stock (Cost $15,156) ($ Thousands)		16,567

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 1.3%

Puerto Rico — 1.3%
Commonwealth of Puerto Rico, Ser A, GO
8.000%, 07/01/2035 (E)	$6,515	$5,391
Commonwealth of Puerto Rico, Ser A, GO
5.500%, 07/01/2039 (E)	325	286
5.000%, 07/01/2041 (E)	660	554

Total Municipal Bonds (Cost $4,104) ($ Thousands)		6,231

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	13

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Strategy Alternative Fund (Continued)

Description	Number of Warrants	Market Value ($ Thousands)

WARRANTS — 0.6%
Adit EdTech Acquisition, Expires 01/03/2028 Strike Price $12 *	32,121	$22
Advanced Merger Partners, Expires 07/03/2026 Strike Price $12 *	1,062	1
AEA-Bridges Impact, Expires 01/03/2026 Strike Price $12 *	29,842	29
Aequi Acquisition, Expires 12/03/2027 Strike Price $12 *	16,354	15
Alpha Capital Acquisition, Expires 01/03/2028 Strike Price $12 *	1,210	1
Anzu Special Acquisition I, Expires 01/03/2028 Strike Price $12 *	1,110	1
Arrowroot Acquisition, Expires 02/01/2026 Strike Price $12 *	17,880	15
Astrea Acquisition, Expires 01/16/2026 Strike Price $12 *	19,270	13
Athena Technology Acquisition, Expires 04/03/2028 Strike Price $12 *	2,144	2
Athlon Acquisition, Expires 03/08/2026 Strike Price $12 *	52,511	40
Atlantic Avenue Acquisition, Expires 10/09/2027 Strike Price $12 *	74,205	65
Atlantic Coastal Acquisition, Expires 01/03/2028 Strike Price $12 *	1,110	1
Atlas Crest Investment II, Expires 03/03/2026 Strike Price $12 *	201	–
Authentic Equity Acquisition, Expires 01/03/2028 Strike Price $12 *	34,487	29
Biotech Acquisition, Expires 12/03/2027 Strike Price $12 *	57,211	49
Bite Acquisition, Expires 01/03/2028 Strike Price $12 *	32,516	23
BlueRiver Acquisition, Expires 01/07/2026 Strike Price $12 *	6,026	6
BOA Acquisition, Expires 02/25/2028 Strike Price $12 *	28,623	24
Bright Lights Acquisition,
Expires 01/03/2028
Strike Price $12 *	38,575	30
Burgundy Technology Acquisition, Expires 10/08/2025 Strike Price $12 *	43,775	42
Capstar Special Purpose Acquisition, Expires 07/12/2027

Description	Number of Warrants	Market Value ($ Thousands)

WARRANTS (continued)
Strike Price $12 *	29,883	$27
Carney Technology Acquisition II, Expires 12/03/2027 Strike Price $12 *	10,185	9
Cartesian Growth, Expires 01/03/2028 Strike Price $12 *	9,874	8
Cascade Acquisition, Expires 12/03/2027 Strike Price $12 *	7,014	6
CBRE Acquisition Holdings, Expires 01/03/2028 Strike Price $11 *	2,341	2
CF Acquisition IV, Expires 12/17/2025 Strike Price $12 *	27,620	31
CF Acquisition V, Expires 01/03/2028 Strike Price $12 *	18,579	19
Chesapeake Energy, Expires 02/12/2026 Strike Price $32 *	847	20
Chesapeake Energy, Expires 02/12/2026 Strike Price $28 *	762	20
Chesapeake Energy, Expires 02/12/2026 Strike Price $36 *	606	13
CHP Merger, Expires 11/25/2024 Strike Price $12 *	7,532	7
Clarim Acquisition, Expires 01/03/2028 Strike Price $12 *	9,143	8
Class Acceleration, Expires 04/03/2028 Strike Price $12 *	8,525	7
Cohn Robbins Holdings, Expires 08/31/2025 Strike Price $12 *	23,215	27
Colonnade Acquisition II, Expires 01/03/2028 Strike Price $12 *	26,223	28
Concord Acquisition, Expires 12/01/2025 Strike Price $12 *	8,824	9
COVA Acquisition, Expires 01/03/2028 Strike Price $12 *	73,056	65
Crown PropTech Acquisitions, Expires 01/03/2028 Strike Price $12 *	9,342	8
Crystal Peak Acquisition, Expires 06/25/2026 Strike Price $12 *	6,877	3
D & Z Media Acquisition, Expires 01/03/2028
Strike Price $12 *	22,189	21
Deep Lake Capital Acquisition, Expires 01/03/2028 Strike Price $12 *	7,475	7
Delwinds Insurance Acquisition, Expires 08/04/2027 Strike Price $12 *	38,982	28
DHC Acquisition, Expires 01/03/2028 Strike Price $12 *	10	–

14	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Strategy Alternative Fund (Continued)

Description	Number of Warrants	Market Value ($ Thousands)

WARRANTS (continued)
Digital Transformation Opportunities, Expires 04/03/2028 Strike Price $12 *	7,846	$7
Dune Acquisition, Expires 11/01/2027 Strike Price $12 *	44,157	35
E.Merge Technology Acquisition, Expires 08/02/2025 Strike Price $12 *	53,220	52
East Resources Acquisition, Expires 07/04/2027 Strike Price $12 *	17,974	19
Edify Acquisition, Expires 01/03/2028 Strike Price $12 *	21,400	15
EJF Acquisition, Expires 03/03/2027 Strike Price $12 *	7,106	6
Empowerment & Inclusion Capital I, Expires 01/03/2028 Strike Price $12 *	23,901	18
EQ Health Acquisition, Expires 02/05/2028 Strike Price $12 *	10,161	7
Evo Acquisition, Expires 01/03/2028 Strike Price $12 *	1,361	1
Executive Network Partnering, Expires 09/28/2028 Strike Price $12 *	21,122	21
FinServ Acquisition II, Expires 02/06/2026 Strike Price $12 *	447	1
Fusion Acquisition II, Expires 01/03/2028 Strike Price $12 *	19,628	19
G Squared Ascend I, Expires 01/03/2028 Strike Price $12 *	2,236	3
G&P Acquisition, Expires 03/08/2027 Strike Price $12 *	1,121	1
Gaming & Hospitality Acquisition, Expires 02/07/2028 Strike Price $12 *	10,889	11
Global Partner Acquisition II, Expires 01/03/2028 Strike Price $12 *	1,410	1
Global SPAC Partners, Expires 12/03/2027 Strike Price $12 *	46,729	25
Global Synergy Acquisition, Expires 01/03/2028 Strike Price $12 *	9,605	8
GO Acquisition, Expires 09/03/2027 Strike Price $12 *	20,903	23
Goal Acquisitions, Expires 02/03/2022 Strike Price $12 *	128,408	82
Golden Arrow Merger, Expires 08/03/2026 Strike Price $12 *	69	–
Golden Falcon Acquisition, Expires 11/07/2026

Description	Number of Warrants	Market Value ($ Thousands)

WARRANTS (continued)
Strike Price $12 *	19,526	$18
Growth Capital Acquisition, Expires 06/04/2027 Strike Price $12 *	34,859	22
Guitar Center, Expires 12/22/2070 Strike Price $160 *(C)(D)	574	26
Guitar Center, Expires 12/22/2070 Strike Price $100 *(C)(D)	574	39
Haymaker Acquisition III, Expires 02/15/2027 Strike Price $12 *	1,312	1
Healthcare Capital, Expires 03/11/2025 Strike Price $12 *	28,702	21
Healthcare Services Acquisition, Expires 01/03/2028 Strike Price $12 *	26,633	24
HH&L Acquisition, Expires 02/07/2026 Strike Price $12 *	8,708	7
Highland Transcend Partners I, Expires 01/03/2028 Strike Price $12 *	1,575	2
HPX, Expires 07/17/2025 Strike Price $12 *	29,708	26
Hudson Executive Investment II, Expires 02/03/2027 Strike Price $12 *	23	–
IG Acquisition, Expires 10/08/2027 Strike Price $12 *	46,425	52
INSU Acquisition III, Expires 01/03/2027 Strike Price $12 *	1,696	2
InterPrivate III Financial Partners, Expires 01/03/2028 Strike Price $12 *	131	–
Investindustrial Acquisition, Expires 11/02/2027 Strike Price $12 *	3,883	4
Isleworth Healthcare Acquisition, Expires 08/02/2027 Strike Price $12 *	31,081	22
ITHAX Acquisition, Expires 01/03/2028 Strike Price $12 *	41,610	28
Itiquira Acquisition, Expires 01/03/2028 Strike Price $12 *	7,371	6
Jack Creek Investment, Expires 01/03/2028 Strike Price $12 *	35,826	29
Jaws Mustang Acquisition, Expires 02/02/2026 Strike Price $12 *	27,822	35
JOFF Fintech Acquisition, Expires 01/03/2028 Strike Price $12 *	1,405	1
Kairos Acquisition, Expires 01/03/2028

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	15

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Strategy Alternative Fund (Continued)

Description	Number of Warrants	Market Value ($ Thousands)

WARRANTS (continued)
Strike Price $12 *	5,025	$4
KINS Technology Group, Expires 01/03/2026 Strike Price $12 *	22,887	19
Kismet Acquisition Three, Expires 01/03/2028 Strike Price $12 *	562	–
Kismet Acquisition Two, Expires 01/03/2028 Strike Price $12 *	11,690	11
KL Acquisition, Expires 01/15/2028 Strike Price $12 *	115	–
KludeIn I Acquisition, Expires 07/11/2027 Strike Price $12 *	1,065	1
L Catterton Asia Acquisition, Expires 03/18/2026 Strike Price $12 *	23,444	21
L&F Acquisition, Expires 05/26/2027 Strike Price $12 *	2,265	2
Landcadia Holdings IV, Expires 01/03/2029 Strike Price $12 *	29,553	32
Lefteris Acquisition, Expires 10/26/2025 Strike Price $12 *	12,113	13
Leo Holdings II, Expires 01/10/2028 Strike Price $12 *	19,361	18
Lionheart Acquisition II, Expires 02/14/2026 Strike Price $12 *	30,446	28
Magnum Opus Acquisition, Expires 01/03/2028 Strike Price $12 *	8,205	7
Maquia Capital Acquisition, Expires 01/03/2028 Strike Price $12 *	1,332	1
Mason Industrial Technology, Expires 01/03/2028 Strike Price $12 *	14,102	13
MCAP Acquisition, Expires 01/03/2028 Strike Price $12 *	12,846	13
MDH Acquisition, Expires 02/05/2028 Strike Price $12 *	9,709	7
Mission Advancement, Expires 01/03/2029 Strike Price $12 *	63,618	51
Monument Circle Acquisition, Expires 01/03/2028 Strike Price $12 *	77,620	48
Music Acquisition, Expires 02/08/2028 Strike Price $12 *	28,527	24
Noble Corp, Expires 02/05/2028
Strike Price $– *	2,470	24
North Atlantic Acquisition, Expires 10/23/2025 Strike Price $12 *	10,709	11
OCA Acquisition, Expires 01/03/2028 Strike Price $12 *	21,124	15

Description	Number of Warrants	Market Value ($ Thousands)

WARRANTS (continued)
Omnichannel Acquisition, Expires 01/02/2028 Strike Price $12 *	10,387	$11
One Equity Partners Open Water I, Expires 01/03/2028 Strike Price $12 *	28,784	26
Oyster Enterprises Acquisition, Expires 01/03/2028 Strike Price $12 *	37,477	25
Pathfinder Acquisition, Expires 01/03/2028 Strike Price $12 *	2,624	3
Pine Technology Acquisition, Expires 04/03/2028 Strike Price $12 *	4,576	4
Plum Acquisition I, Expires 01/03/2029 Strike Price $12 *	440	1
PMV Consumer Acquisition, Expires 09/03/2027 Strike Price $12 *	29,830	26
Poema Global Holdings, Expires 01/03/2028 Strike Price $12 *	30,367	23
Pontem, Expires 01/03/2028 Strike Price $12 *	32,851	32
Population Health Investment, Expires 10/04/2025 Strike Price $12 *	2,749	3
Primavera Capital Acquisition, Expires 01/22/2026 Strike Price $12 *	6,487	7
Prime Impact Acquisition I, Expires 10/04/2030 Strike Price $12 *	38,469	38
Progress Acquisition, Expires 01/03/2028 Strike Price $12 *	15,937	11
PropTech Investment II, Expires 01/03/2028 Strike Price $12 *	4,327	5
Prospector Capital, Expires 01/04/2025 Strike Price $12 *	1,425	1
Proterra, Expires 09/25/2027 Strike Price $12 *	1,624	9
Provident Acquisition, Expires 01/15/2026 Strike Price $12 *	4,481	4
PWP Forward Acquisition I, Expires 03/12/2026 Strike Price $12 *	1,312	1
Recharge Acquisition, Expires 10/08/2027 Strike Price $12 *	49,703	41
RMG Acquisition III, Expires 01/03/2028 Strike Price $12 *	3,969	5
Rosecliff Acquisition I, Expires 01/03/2028 Strike Price $12 *	3,874	3

16	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Strategy Alternative Fund (Continued)

Description	Number of Warrants	Market Value ($ Thousands)

WARRANTS (continued)
Science Strategic Acquisition Alpha, Expires 01/03/2028 Strike Price $12 *	20,330	$17
ScION Tech Growth I, Expires 11/04/2025 Strike Price $12 *	28,363	29
ScION Tech Growth II, Expires 01/31/2026 Strike Price $12 *	9,562	9
SCP & CO Healthcare Acquisition, Expires 01/30/2028 Strike Price $12 *	13,808	12
Seaport Global Acquisition, Expires 01/03/2026 Strike Price $12 *	9,479	8
Senior Connect Acquisition I, Expires 01/03/2028 Strike Price $12 *	13,932	12
Silver Crest Acquisition, Expires 04/03/2028 Strike Price $12 *	43,604	37
SilverBox Engaged Merger I, Expires 01/03/2028 Strike Price $12 *	4,388	3
Slam, Expires 01/03/2028 Strike Price $12 *	8,458	9
Spartan Acquisition III, Expires 02/07/2026 Strike Price $12 *	5,529	7
SportsTek Acquisition, Expires 01/03/2028 Strike Price $12 *	30,246	23
Stratim Cloud Acquisition, Expires 03/08/2026 Strike Price $12 *	92	–
Sustainable Development Acquisition I, Expires 01/03/2029 Strike Price $12 *	15,138	14
Tailwind International Acquisition, Expires 03/04/2028 Strike Price $12 *	57,183	54
Tailwind Two Acquisition, Expires 03/12/2028 Strike Price $12 *	42	–
Tastemaker Acquisition, Expires 01/03/2026 Strike Price $12 *	2,405	2
TCW Special Purpose Acquisition Strike Price $– *‡‡	2,716	2
Tekkorp Digital Acquisition, Expires 10/29/2027 Strike Price $12 *	32,911	35
TLG Acquisition One, Expires 01/28/2028 Strike Price $12 *	27,264	22
Trepont Acquisition I, Expires 11/27/2025 Strike Price $12 *	38,301	34
Twelve Seas Investment II, Expires 03/05/2028

Description	Number of Warrants	Market Value ($ Thousands)

WARRANTS (continued)
Strike Price $12 *	11,405	$10
TZP Strategies Acquisition, Expires 01/03/2028 Strike Price $12 *	2,533	2
Velocity Acquisition, Expires 03/01/2027 Strike Price $12 *	2,624	2
Warrior Technologies Acquisition, Expires 04/03/2028 Strike Price $12 *	40,563	31
Windstream Services Strike Price $– *‡‡(D)	5,809	86
Yellowstone Acquisition, Expires 10/24/2025 Strike Price $12 *	2,146	2
Z-Work Acquisition, Expires 01/07/2026 Strike Price $12 *	22,845	21

Total Warrants (Cost $2,131) ($ Thousands)		2,626

	Face Amount (Thousands)

ASSET-BACKED SECURITIES — 0.5%

Other Asset-Backed Securities — 0.5%
Cifc Funding, Ser 2018-4RA, Cl C
3.390%, VAR ICE LIBOR USD 3 Month+3.200%, 10/17/2030 (B)	$250	250
Octagon Investment Partners 43, Ser 2019- 1A, Cl D
4.076%, VAR ICE LIBOR USD 3 Month+3.900%, 10/25/2032 (B)	250	251
OHA Credit Funding 4, Ser 2019-4A, Cl D
3.972%, VAR ICE LIBOR USD 3 Month+3.750%, 10/22/2032 (B)	250	251
Sound Point CLO XXIX, Ser 2021-1A, Cl D
3.640%, VAR ICE LIBOR USD 3 Month+3.500%, 04/25/2034 (B)	250	248
STWD, Ser 2021-FL2, Cl D
2.883%, VAR ICE LIBOR USD 1 Month+2.800%, 04/18/2038 (B)	100	100
STWD, Ser 2021-FL2, Cl E
3.633%, VAR ICE LIBOR USD 1 Month+3.550%, 04/18/2038 (B)	100	100
THL Credit Wind River CLO, Ser 2017-2A, Cl DR
2.784%, VAR ICE LIBOR USD 3 Month+2.600%, 10/15/2027 (B)	250	250
TPG Real Estate Finance Issuer, Ser 2021- FL4, Cl D
3.682%, VAR ICE LIBOR USD 1 Month+3.600%, 03/15/2038 (B)	100	100

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	17

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
TPG Real Estate Finance Issuer, Ser 2021- FL4, Cl E
4.432%, VAR ICE LIBOR USD 1 Month+4.350%, 03/15/2038 (B)		$100	$101
Tryon Park CLO, Ser 2018-1A, Cl CR
2.884%, VAR ICE LIBOR USD 3 Month+2.700%, 04/15/2029 (B)		250	249
Venture XVII CLO, Ser 2018-17A, Cl DRR
3.004%, VAR ICE LIBOR USD 3 Month+2.820%, 04/15/2027 (B)		200	192

Total Asset-Backed Securities (Cost $2,097) ($ Thousands)			2,092

CONVERTIBLE BONDS — 0.4%
ACRES Commercial Realty CV to 27.722
4.500%, 08/15/2022		95	93
Air Canada CV to 65.134
4.000%, 07/01/2025		60	93
Aurora Cannabis CV to 11.531
5.500%, 02/28/2024		127	108
Canopy Growth CV to 20.758
4.250%, 07/15/2023 (B)	CAD	166	139
CNX Resources CV to 77.882
2.250%, 05/01/2026		$50	65
Granite Point Mortgage Trust CV to 50.089
6.375%, 10/01/2023		15	15
Granite Point Mortgage Trust CV to 51.994
5.625%, 12/01/2022 (B)		55	54
Liberty Latin America CV to 48.4315
2.000%, 07/15/2024		265	270
Liberty Media CV to 16.776
3.750%, 02/15/2030		227	171
Liberty Media CV to 22.947
4.000%, 11/15/2029		217	166
MGIC Investment CV to 74.0741
9.000%, 04/01/2063 (B)		340	446
MicroStrategy CV to 0.698
5.128%, 02/15/2027 (B)(H)		59	44
Pebblebrook Hotel Trust CV to 39.2549
1.750%, 12/15/2026		115	130

Total Convertible Bonds (Cost $1,646) ($ Thousands)			1,794

	Shares

PREFERRED STOCK — 0.3%

Consumer Discretionary — 0.0%
Boardriders Inc., *(C)(D)(M)		25,646	29

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK (continued)
Guitar Center, *(C)(D)(M)	39	$4

		33

Energy — 0.1%
Crestwood Equity Partners, 9.250% (G)(K)	19,772	185
NuStar Logistics, 6.918%	2,673	69

		254

Financials — 0.1%
FHLMC, 8.375% *	134,140	272
FNMA, 8.250% *	133,608	285

		557

Materials — 0.0%
Libbey Glass Inc., (M)	715	63

Real Estate — 0.1%
DigitalBridge Group, 1.250% ‡	12,189	313

Total Preferred Stock (Cost $2,721) ($ Thousands)		1,220

	Face Amount (Thousands)

U.S. TREASURY OBLIGATIONS — 0.2%
U.S. Treasury Bills
0.026%, 10/05/2021 (H)	$264	264
0.022%, 09/28/2021 (H)	630	630

Total U.S. Treasury Obligations (Cost $894) ($ Thousands)		894

MORTGAGE-BACKED SECURITY — 0.0%

Non-Agency Mortgage-Backed Obligations — 0.0%
CHT Mortgage Trust, Ser 2017-CSMO, Cl F
3.814%, VAR ICE LIBOR USD 1 Month+3.741%, 11/15/2036 (B)(D)	175	175

Total Mortgage-Backed Security (Cost $175) ($ Thousands)		175

	Number of Rights

RIGHTS — 0.0%
Celgene Corp CVR *‡‡	2,073	–

Total Rights (Cost $1) ($ Thousands)		–

18	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Strategy Alternative Fund (Continued)

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENTS — 24.6%
Morgan Stanley Institutional Liquidity Fund Treasury Securities Portfolio, Cl I 0.004%**	574,672	$575
SEI Daily Income Trust, Government Fund, Cl F 0.010%**†	114,695,974	114,696

Total Cash Equivalents (Cost $115,271) ($ Thousands)		115,271

Total Investments in Securities — 99.2% (Cost $445,175) ($ Thousands)		$463,960

COMMON STOCK SOLD SHORT— (11.3)%

Communication Services — (0.3)%
Cogent Communications Holdings Inc	(6,162)	(474)
Facebook Inc, Cl A *	(1,030)	(358)
New York Times Co/The, Cl A	(18,278)	(796)

		(1,628)

Consumer Discretionary — (2.4)%
Asbury Automotive Group Inc *	(2,247)	(385)
AutoNation Inc *	(4,039)	(383)
Booking Holdings Inc *	(286)	(626)
Boot Barn Holdings Inc *	(3,083)	(259)
Brunswick Corp/DE	(13,636)	(1,358)
Carvana Co, Cl A *	(1,203)	(363)
Dick’s Sporting Goods Inc	(3,702)	(371)
Etsy Inc *	(2,151)	(443)
Hilton Worldwide Holdings Inc *	(6,060)	(731)
Hyatt Hotels Corp, Cl A *	(9,402)	(730)
Kambi Group PLC *	(10,628)	(529)
Norwegian Cruise Line Holdings Ltd *	(24,625)	(724)
Peloton Interactive Inc, Cl A *	(2,989)	(371)
Polaris Inc	(1,860)	(255)
RH *	(534)	(362)
Royal Caribbean Cruises Ltd *	(8,532)	(728)
Skechers USA Inc, Cl A *	(14,707)	(733)
Sonos Inc *	(14,997)	(528)
Strategic Education Inc	(2,880)	(219)
Tapestry Inc *	(16,632)	(723)
Texas Roadhouse Inc, Cl A	(3,902)	(375)

		(11,196)

Consumer Staples — (0.9)%
Beyond Meat Inc *	(2,436)	(384)
Campbell Soup Co	(24,471)	(1,115)
General Mills Inc	(11,339)	(691)
J M Smucker Co/The	(9,977)	(1,293)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
SpartanNash Co	(48,759)	$(941)

		(4,424)

Energy — (0.2)%
Devon Energy Corp	(12,833)	(375)
Diamondback Energy Inc, Cl A	(3,942)	(370)
Exxon Mobil Corp	(5,786)	(365)

		(1,110)

Financials — (1.3)%
Charles Schwab Corp/The	(15,138)	(1,102)
Goldman Sachs Group Inc/The	(2,031)	(771)
Houlihan Lokey Inc, Cl A	(13,398)	(1,096)
MarketAxess Holdings Inc	(1,147)	(532)
Moelis & Co, Cl A	(6,488)	(369)
Nasdaq Inc, Cl A	(6,246)	(1,098)
Raymond James Financial Inc	(5,459)	(709)
S&P Global Inc	(434)	(178)

		(5,855)

Health Care — (0.1)%
Pacira BioSciences Inc *	(3,955)	(240)

Industrials — (0.6)%
Atlas Air Worldwide Holdings Inc *	(4,964)	(338)
Blue Bird Corp *	(24,003)	(597)
Delta Air Lines Inc, Cl A *	(16,749)	(725)
Titan Machinery Inc *	(3,566)	(110)
TPI Composites *	(8,070)	(391)
ZTO Express Cayman Inc ADR	(18,927)	(574)

		(2,735)

Information Technology — (5.0)%
Advanced Micro Devices Inc *	(82,077)	(7,710)
Amdocs Ltd	(7,448)	(576)
Analog Devices Inc	(11,757)	(2,024)
Apple Inc	(6,022)	(825)
Automatic Data Processing Inc	(4,418)	(878)
Broadridge Financial Solutions Inc	(4,075)	(658)
Cloudflare Inc, Cl A *	(4,451)	(471)
GoDaddy Inc, Cl A *	(7,309)	(636)
Intel Corp	(14,535)	(816)
International Business Machines Corp	(8,034)	(1,178)
Monolithic Power Systems Inc	(1,704)	(636)
Okta Inc, Cl A *	(2,761)	(676)
Paylocity Holding Corp *	(3,271)	(624)
PTC Inc *	(4,600)	(650)
Qorvo Inc *	(4,452)	(871)
Rackspace Technology Inc *	(13,474)	(264)
salesforce.com Inc *	(4,677)	(1,142)

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	19

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Strategy Alternative Fund (Continued)

Description	Shares		Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Seagate Technology Holdings		(4,742)	$(417)
Software AG		(15,293)	(688)
WEX Inc *		(2,723)	(528)
Workday Inc, Cl A *		(2,194)	(524)
Zoom Video Communications Inc, Cl A *		(944)	(365)
Zscaler Inc *		(1,571)	(339)

			(23,496)

Real Estate — (0.5)%
Digital Realty Trust Inc, Cl A		(2,542)	(382)
Equinix Inc		(1,172)	(941)
Iron Mountain Inc		(16,987)	(719)
Redfin Corp *		(4,238)	(269)

			(2,311)

Total Common Stock Sold Short (Proceeds $49,155) ($ Thousands)			(52,995)

	Face Amount (Thousands)

CORPORATE OBLIGATIONS SOLD SHORT — (2.8)%

Communication Services — (0.2)%
Front Range BidCo
6.125%, 03/01/2028 (B)		$(476)	(486)
Outfront Media Capital
5.000%, 08/15/2027 (B)		(545)	(564)

			(1,050)

Consumer Discretionary — (1.1)%
Altice Financing
2.250%, 01/15/2025	EUR	(201)	(231)
American Axle & Manufacturing
6.250%, 04/01/2025		$(49)	(51)
6.250%, 03/15/2026		(41)	(42)
Aramark Services
5.000%, 02/01/2028 (B)		(578)	(605)
Beazer Homes USA
5.875%, 10/15/2027		(276)	(289)
Douglas GmbH
6.000%, 04/08/2026	EUR	(96)	(114)
Hilton Domestic Operating
3.625%, 02/15/2032 (B)		$(328)	(324)
Melco Resorts Finance
5.375%, 12/04/2029 (B)		(192)	(202)
MGM Resorts International
5.500%, 04/15/2027		(500)	(549)
4.625%, 09/01/2026		(900)	(951)
Studio City Finance
5.000%, 01/15/2029 (B)		(233)	(235)
Tenneco
7.875%, 01/15/2029 (B)		(203)	(229)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS SOLD SHORT (continued)
Terrier Media Buyer
8.875%, 12/15/2027 (B)	$(633)	$(684)
Wynn Las Vegas
5.250%, 05/15/2027 (B)	(445)	(478)
Wynn Macau
5.625%, 08/26/2028 (B)	(69)	(72)

		(5,056)

Consumer Staples — (0.1)%
B&G Foods
5.250%, 09/15/2027	(246)	(256)
Spectrum Brands
3.875%, 03/15/2031 (B)	(248)	(244)

		(500)

Energy — (0.3)%
Apache
4.375%, 10/15/2028	(164)	(175)
Comstock Resources
6.750%, 03/01/2029 (B)	(130)	(138)
Continental Resources
4.375%, 01/15/2028	(111)	(123)
DCP Midstream Operating
5.625%, 07/15/2027	(29)	(33)
Equities
3.625%, 05/15/2031 (B)	(81)	(84)
Genesis Energy
8.000%, 01/15/2027	(122)	(128)
Occidental Petroleum
8.875%, 07/15/2030	(85)	(114)
6.125%, 01/01/2031	(85)	(100)
PBF Logistics
6.875%, 05/15/2023	(339)	(333)
Western Midstream Operating
6.500%, 02/01/2050	(55)	(64)
5.300%, 02/01/2030	(232)	(260)

		(1,552)

Financials — (0.1)%
MPH Acquisition Holdings
5.750%, 11/01/2028 (B)	(138)	(139)
PennyMac Financial Services
4.250%, 02/15/2029 (B)	(210)	(202)
United Wholesale Mortgage
5.500%, 04/15/2029 (B)	(109)	(109)

		(450)

Health Care — (0.1)%
Emergent BioSolutions
3.875%, 08/15/2028 (B)	(221)	(217)
Global Medical Response
6.500%, 10/01/2025 (B)	(117)	(120)
Lannett
7.750%, 04/15/2026 (B)	(122)	(121)

		(458)

20	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS SOLD SHORT (continued)

Industrials — (0.1)%
ACCO Brands
4.250%, 03/15/2029 (B)		$(221)	$(219)
Beacon Roofing Supply
4.125%, 05/15/2029 (B)		(164)	(163)
Rolls-Royce
5.750%, 10/15/2027 (B)		(83)	(92)
4.625%, 02/16/2026	EUR	(83)	(107)
Spirit AeroSystems
7.500%, 04/15/2025 (B)		$(143)	(153)
4.600%, 06/15/2028		(89)	(87)

			(821)

Information Technology — (0.2)%
CommScope Technologies
5.000%, 03/15/2027 (B)		(176)	(180)
Endure Digital
6.000%, 02/15/2029 (B)		(246)	(244)
Plantronics
4.750%, 03/01/2029 (B)		(246)	(244)
Rocket Software
6.500%, 02/15/2029 (B)		(136)	(135)
TTM Technologies
4.000%, 03/01/2029 (B)		(163)	(164)

			(967)

Materials — (0.3)%
SCIH Salt Holdings
6.625%, 05/01/2029 (B)		(246)	(247)
4.875%, 05/01/2028 (B)		(165)	(165)
Trivium Packaging Finance BV
8.500%, 08/15/2027 (B)		(600)	(652)
5.500%, 08/15/2026 (B)		(189)	(199)

			(1,263)

Real Estate — (0.1)%
Diversified Healthcare Trust
4.750%, 02/15/2028		(150)	(148)
Outfront Media Capital
4.625%, 03/15/2030 (B)		(111)	(112)

			(260)

Utilities — (0.2)%
Atlantica Sustainable Infrastructure
4.125%, 06/15/2028 (B)		(257)	(262)
Clearway Energy Operating
3.750%, 02/15/2031 (B)		(94)	(94)
PG&E
5.250%, 07/01/2030		(55)	(55)
5.000%, 07/01/2028		(164)	(166)

			(577)

Total Corporate Obligations Sold Short (Proceeds $12,735) ($ Thousands)			(12,954)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK SOLD SHORT— (2.2)%

Canada — (0.1)%
BCE Inc	(11,677)	$(577)

China — (0.1)%
JinkoSolar Holding ADR *	(4,981)	(279)

Denmark — (0.2)%
Demant A/S *	(16,968)	(955)

Germany — (0.1)%
TeamViewer AG *	(17,560)	(661)

India — (0.2)%
Infosys ADR	(36,748)	(779)

Ireland — (0.1)%
Accenture PLC, Cl A	(1,856)	(547)

Japan — (0.3)%
Rakuten Group Inc	(57,700)	(652)
Z Holdings Corp	(123,800)	(621)

		(1,273)

Mexico — (0.2)%
America Movil ADR, Cl L	(71,153)	(1,067)

Switzerland — (0.5)%
Logitech International	(11,370)	(1,375)
Temenos AG	(4,624)	(743)

		(2,118)

United Kingdom — (0.4)%
AstraZeneca PLC ADR	(29,801)	(1,785)

Total Foreign Common Stock Sold Short (Proceeds $8,627) ($ Thousands)		(10,041)

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	21

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Strategy Alternative Fund (Continued)

Description	Shares	Market Value ($ Thousands)

EXCHANGE TRADED FUNDS SOLD SHORT— (2.0)%

Exchange Traded Fund — (2.0)%
iShares Russell 2000 ETF	(15,703)	$(3,602)
SPDR S&P 500 ETF Trust	(13,724)	(5,874)

Total Exchange Traded Funds Sold Short (Proceeds $9,421) ($ Thousands)		(9,476)

	Face Amount (Thousands)

U.S. TREASURY OBLIGATIONS SOLD SHORT — (0.4)%
U.S. Treasury Notes
1.625%, 05/15/31	$(452)	(459)
0.750%, 05/31/26	(1,527)	(1,518)

Total U.S. Treasury Obligations (Proceeds $1,982) ($ Thousands)		(1,977)

Total Investments Sold Short — (18.7)% (Proceeds $81,920) ($ Thousands)		$(87,443)

	Contracts

PURCHASED OPTIONS* — 0.2%
Total Purchased Options (L) (Cost $1,103) ($ Thousands)	1,431	$850

WRITTEN OPTIONS* — (0.1)%
Total Written Options (L) (Premiums Received $666) ($ Thousands)	(594)	$(465)

A list of the open option contracts held by the Fund at June 30, 2021 is as follows:

Description	Number of Contracts	Notional Amount (Thousands) ††	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED OPTIONS — 0.2%

Put Options
Advanced Micro Devices Inc*	55	$3	$87.00	7/17/2021	$3
Advanced Micro Devices Inc*	55	2	85.00	7/17/2021	2
Callon Petroleum Company*	16	3	48.00	7/17/2021	1
Canadian Pacific Railway Limited*	96	18	74.00	9/18/2021	22
Change Healthcare Inc*	2	–	17.00	10/16/2021	–
Change Healthcare Inc*	14	1	17.00	1/22/2022	–
Constellation Pharmaceuticals Inc*	2	–	25.00	7/17/2021	–
Constellation Pharmaceuticals Inc*	7	–	20.00	9/18/2021	–
Constellation Pharmaceuticals Inc*	5	–	22.50	9/18/2021	–
iShares iBoxx $ High Yield Corporate Bond ETF*	66	3	87.00	7/17/2021	1
Magnachip Semiconductor Corporation*	2	–	20.00	9/18/2021	–
Magnachip Semiconductor Corporation*	50	6	20.00	12/18/2021	7
Magnachip Semiconductor Corporation*	1	–	22.50	9/18/2021	–
Magnachip Semiconductor Corporation*	3	–	20.00	7/17/2021	–

22	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Strategy Alternative Fund (Continued)

Description	Number of Contracts	Notional Amount (Thousands) ††	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED OPTIONS (continued)
Magnachip Semiconductor Corporation*	8	$1	$20.00	1/22/2022	$1
Magnachip Semiconductor Corporation*	3	–	22.50	8/21/2021	–
PennyMac Financial Services Inc*	19	6	55.00	8/21/2021	1
S&P 500 Index*	11	5	4,050.00	7/17/2021	2
S&P 500 Index*	18	29	3,950.00	7/17/2021	6
S&P 500 Index*	14	13	3,960.00	7/17/2021	12
S&P 500 Index*	32	15	3,990.00	7/17/2021	13
S&P 500 Index*	11	14	3,900.00	8/21/2021	13
S&P 500 Index*	11	17	4,000.00	8/21/2021	15
S&P 500 Index*	18	73	4,150.00	7/17/2021	18
S&P 500 Index*	14	33	4,160.00	7/17/2021	25
S&P 500 Index*	11	29	4,100.00	8/21/2021	28
S&P 500 Index*	11	40	4,200.00	8/21/2021	34
S&P 500 Index*	38	44	3,950.00	8/21/2021	40
S&P 500 Index*	32	48	4,190.00	7/17/2021	42
S&P 500 Index*	83	78	3,900.00	7/17/2021	43
S&P 500 Index*	38	99	4,150.00	8/21/2021	96
S&P 500 Index*	83	186	4,100.00	7/17/2021	108
S&P 500 Index*	11	23	4,250.00	7/17/2021	11
SPDR S&P 500 ETF Trust*	119	264	450.00	7/17/2021	263
Sunrun Inc*	16	1	45.00	7/17/2021	1

		1,054			808

Call Options
Altimeter Growth 2 Corp*	13	2	10.00	7/17/2021	–
American Axle & Manufact. Holdings, Inc.*	46	2	12.00	7/17/2021	–
Avis Budget Group Inc.*	5	2	105.00	7/17/2021	–
BowX Acquisition Corp*	60	4	17.50	9/18/2021	1
Churchill Capital Corp IV*	62	15	30.00	10/16/2021	32
Cinemark Holdings Inc*	34	2	30.00	7/17/2021	–
General Motors Co*	19	3	70.00	8/21/2021	1
GS Acquisition Holdings Corp II*	81	5	10.00	7/17/2021	3
GS Acquisition Holdings Corp II*	22	2	10.00	8/21/2021	1
Magnachip Semiconductor Corporation*	6	1	22.50	7/17/2021	1
Social Capital Hedosophia Holdings Corp VI*	85	8	10.00	7/17/2021	2
Social Capital Hedosophia Holdings Corp IV*	23	3	10.00	7/17/2021	1

		49			42

Total Purchased Options		$1,103			$850

WRITTEN OPTIONS — (0.1)%

Put Options
Canadian Pacific Railway Limited*	(96)	$(6)	64.00	09/18/21	$(14)
S&P 500 Index*	(22)	(19)	4,150.00	07/17/21	(7)
S&P 500 Index*	(37)	(91)	4,050.00	07/17/21	(21)
S&P 500 Index*	(28)	(40)	4,060.00	07/17/21	(31)
S&P 500 Index*	(22)	(38)	4,000.00	08/21/21	(38)
S&P 500 Index*	(22)	(51)	4,100.00	08/21/21	(44)
S&P 500 Index*	(64)	(52)	4,090.00	07/17/21	(44)
S&P 500 Index*	(76)	(129)	4,050.00	08/21/21	(120)
S&P 500 Index*	(165)	(234)	4,000.00	07/17/21	(132)

		(660)			(451)

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	23

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Strategy Alternative Fund (Continued)

Description	Number of Contracts	Notional Amount (Thousands) ††	Exercise Price	Expiration Date	Value (Thousands)

WRITTEN OPTIONS (continued)

Call Options
Churchill Capital Corp IV*	(62)	$(6)	$50.00	10/16/21	$(14)

		(6)			(14)

Total Written Options		$(666)			$(465)

†† Represents Cost

A list of the open future contracts held by the Fund at June 30, 2021 is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized (Depreciation) (Thousands)
Short Contracts
S&P 500 Index E-MINI	(9)	Sep-2021	$(1,903)	$(1,930)	$(27)
U.S. 10-Year Treasury Note	(3)	Sep-2021	(396)	(398)	(2)
U.S. Long Treasury Bond	(31)	Sep-2021	(4,866)	(4,983)	(117)

			$(7,165)	$(7,311)	$(146)

A list of the open forward foreign currency contracts held by the Fund at June 30, 2021 is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
NATWEST MARKETS INC. (PAS)	07/21/21	USD	239	CAD	296	$—
NATWEST MARKETS INC. (PAS)	08/18/21	USD	108	CNH	706	1
NATWEST MARKETS INC. (PAS)	08/18/21	USD	338	CNH	2,172	(3)
Bank of America	09/15/21	USD	695	CNY	4,470	(7)
Barclays PLC	08/13/21	USD	81	CAD	100	—
Barclays PLC	08/13/21	USD	133	EUR	110	(3)
Barclays PLC	08/13/21	CAD	420	USD	344	5
Barclays PLC	08/13/21	EUR	550	USD	670	17
Barclays PLC	08/18/21	USD	227	JPY	24,747	(4)
Barclays PLC	09/15/21	USD	258	EUR	212	(7)
Barclays PLC	09/15/21	USD	957	COP	3,566,954	(5)
Barclays PLC	09/15/21	SEK	1,585	USD	192	6
Barclays PLC	09/15/21	RUB	43,116	USD	589	5
BNYMellon	09/15/21	USD	18	CAD	23	—
BNYMellon	09/15/21	USD	42	CAD	52	—
BNYMellon	09/15/21	GBP	258	USD	363	8
BNYMellon	09/15/21	USD	352	EUR	290	(7)
BNYMellon	09/15/21	CAD	374	USD	308	6
BNYMellon	09/15/21	EUR	1,215	USD	1,481	38
Citi	07/21/21	CAD	587	USD	467	(8)
Citi	08/18/21	USD	116	JPY	12,696	(2)
Citi	08/18/21	CNH	1,826	USD	280	(1)
Deutsche Bank	09/15/21	USD	976	CZK	20,402	(28)
Deutsche Bank	09/15/21	USD	1,289	MXN	25,765	(8)
Deutsche Bank	09/15/21	ZAR	18,041	USD	1,322	70
Goldman Sachs	07/02/21	USD	569	BRL	2,865	2
Goldman Sachs	07/02/21 - 10/04/21	BRL	8,358	USD	1,581	(72)
Goldman Sachs	07/21/21	USD	538	CAD	677	9
Goldman Sachs	07/21/21	USD	429	CAD	521	(9)

24	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Strategy Alternative Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	07/21/21	USD	972	ILS	3,199	$10
Goldman Sachs	07/21/21	CAD	432	USD	356	8
Goldman Sachs	07/21/21	CAD	707	USD	566	(4)
Goldman Sachs	07/21/21	ILS	1,734	USD	534	1
Goldman Sachs	07/21/21	ILS	1,318	USD	404	(1)
Goldman Sachs	08/18/21	USD	1,059	JPY	115,482	(17)
Goldman Sachs	08/18/21	USD	347	KRW	393,635	1
Goldman Sachs	08/18/21	USD	1,373	KRW	1,542,084	(8)
Goldman Sachs	08/18/21	CNH	18,896	USD	2,902	(12)
Goldman Sachs	08/18/21	JPY	65,977	USD	600	5
Goldman Sachs	08/18/21	KRW	3,855,827	USD	3,441	28
Goldman Sachs	09/15/21	USD	488	GBP	345	(11)
Goldman Sachs	09/15/21	USD	706	EUR	582	(15)
Goldman Sachs	09/15/21	SEK	3,485	USD	422	14
Goldman Sachs	09/15/21	ZAR	4,029	USD	278	(1)
Goldman Sachs	09/15/21	RUB	217,296	USD	2,941	(1)
HSBC	07/21/21	CAD	261	USD	213	2
HSBC	07/21/21	CAD	1,370	USD	1,089	(17)
HSBC	08/18/21	USD	584	CNH	3,807	3
HSBC	08/18/21	USD	1,019	JPY	111,204	(17)
HSBC	09/15/21	GBP	199	USD	281	7
HSBC	09/15/21	EUR	548	USD	669	18
HSBC	09/15/21	USD	946	PLN	3,570	(8)
HSBC	09/15/21	SEK	1,475	USD	179	6
HSBC	09/15/21	ZAR	4,476	USD	310	(1)
JPMorgan Chase Bank	07/21/21	CAD	253	USD	201	(3)
JPMorgan Chase Bank	08/18/21	USD	623	JPY	67,946	(10)
JPMorgan Chase Bank	09/15/21	USD	555	CHF	497	(16)
JPMorgan Chase Bank	09/15/21	USD	638	RUB	47,221	1
JPMorgan Chase Bank	09/15/21	EUR	1,414	USD	1,727	48
JPMorgan Chase Bank	09/15/21	IDR	31,753,520	USD	2,203	35
Montgomery/Bank of America	07/21/21	USD	734	CAD	922	11
Montgomery/Bank of America	07/21/21	USD	341	CAD	412	(8)
Montgomery/Bank of America	08/18/21	JPY	72,570	USD	665	11
Montgomery/Bank of America	09/15/21	GBP	387	USD	538	4
Montgomery/Bank of America	09/15/21	USD	504	GBP	356	(12)
Montgomery/Bank of America	09/15/21	USD	873	EUR	715	(24)
Morgan Stanley	07/21/21	CAD	532	USD	423	(7)
Morgan Stanley	08/18/21	USD	175	CNH	1,135	—
Morgan Stanley	08/18/21	USD	299	JPY	32,633	(5)
Morgan Stanley	09/15/21	USD	281	GBP	198	(7)
Morgan Stanley	09/15/21	USD	1,760	EUR	1,441	(48)
Morgan Stanley	09/15/21	PLN	3,570	USD	973	34
State Street	07/21/21	USD	453	ILS	1,491	5
State Street	07/21/21	ILS	1,446	USD	445	1
State Street	07/21/21	CAD	432	USD	356	8
State Street	07/21/21	CAD	3,305	USD	2,629	(40)
State Street	08/18/21	CNH	3,588	USD	559	6

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	25

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Strategy Alternative Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
State Street	08/18/21	CNH	14,738	USD	2,260	$(13)
State Street	08/18/21	JPY	203,335	USD	1,864	30
State Street	09/15/21	SEK	1,175	USD	142	5
State Street	09/15/21	EUR	1,543	USD	1,884	52
TD Bank	07/21/21	CAD	664	USD	528	(8)
TD Bank	08/18/21	USD	403	CNH	2,604	(2)
TD Bank	08/18/21	CNH	22,705	USD	3,487	(15)
TD Bank	09/15/21	EUR	335	USD	409	11
UBS	07/21/21	USD	276	CAD	347	4
UBS	08/18/21	USD	256	JPY	27,869	(4)
UBS	08/18/21	USD	1,113	CNH	7,257	6
UBS	08/18/21	USD	720	CNH	4,619	(7)
UBS	08/18/21	JPY	14,794	USD	136	3
UBS	09/15/21	USD	153	CHF	137	(4)
UBS	09/15/21	USD	1,835	EUR	1,503	(50)
Westpac Banking	07/21/21	USD	2,401	CAD	3,019	37
Westpac Banking	08/18/21	USD	292	JPY	31,815	(5)
Westpac Banking	09/15/21	USD	76	EUR	62	(2)
Westpac Banking	09/15/21	GBP	689	USD	974	23

						$38

A list of open OTC swap agreements held by the Fund at June 30, 2021, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Bank of America Merrill Lynch	INDONESIA GOVERNMENT	3 MONTH USD - LIBOR + 1%	INDONESIA GOVERNMENT	Semi-Annually	05/23/2022	USD	20,382,000	$(52)	$–	$(52)
Deutsche Bank	Indonesia Treasury Bond	3 MONTH USD - LIBOR	INDONESIA GOVERNMENT	Semi-Annually	06/15/2032	USD	8,423,000	24	–	24
Goldman Sachs	AU OPTRONICS CORP	1 MONTH LIBOR	AU OPTRONICS CORP	Monthly	12/15/2025	TWD	(303)	(7)	–	(7)
Goldman Sachs	KUAISHOU TECHNOLOGY	ASSET RETURN	KUAISHOU TECHNOLOGY	Monthly	12/15/2025	HKD	514	10	–	10
Goldman Sachs	NETMARBLE CORP	ASSET RETURN	NETMARBLE CORP	Monthly	12/15/2025	KRW	79	—	–	–
Goldman Sachs	NOVATEK MICROELECT	1 MONTH LIBOR + 50	NOVATEK MICROELECT	Annually	12/15/2025	USD	(586)	(31)	–	(31)
Goldman Sachs	Russell 2000 Growth Index Technology	ASSET RETURN	RUSSELL 2000 GROWTH INDEX TECHNOLOGY	Monthly	12/15/2025	USD	6,246	(237)	–	(237)
Goldman Sachs	SILERGY CORP	1 MONTH LIBOR + 50	SILERGY CORP	Annually	12/08/2022	USD	(1,564)	204	–	204
Goldman Sachs	WINBOND ELECTRONICS	ASSET RETURN	WINBOND ELECTRONICS	Monthly	12/15/2025	TWD	809	10	–	10
Morgan Stanley	AON PLC	ASSET RETURN	AON PLC (S)	Monthly	06/25/2023	USD	1,766	18	–	18
Morgan Stanley	APOLLO GLOBAL MANAGEMENT	ASSET RETURN	APOLLOGLOBALMGMT(S)	Monthly	03/16/2023	USD	2,494	(189)	–	(189)
Morgan Stanley	ATHENE HOLDING	FEDEF-1-DAY	ATHENE HOLDING (L)	Annually	03/16/2023	USD	(2,354)	178	–	178
Morgan Stanley	BANCO CALIFORNIA	ASSET RETURN	BANCOFCALIFORNIA (S)	Monthly	05/24/2023	USD	100	3	–	3
Morgan Stanley	BROOKFIELD ASSET	ASSET RETURN	BROOKFIELD ASSET (S)	Monthly	01/05/2023	USD	813	(25)	–	(25)
Morgan Stanley	BROOKFIELD DROP	FEDEF-1-DAY	BROOKFIELDPROP (L)	Annually	01/05/2023	USD	(1,824)	35	–	35
Morgan Stanley	CDN NATL RR	ASSET RETURN	CDN NATL RR(S)	Monthly	04/26/2023	USD	662	29	–	29
Morgan Stanley	CHANGEHEALTHCARE	FEDEF-1-DAY	CHANGEHEALTHCARE(L)	Annually	03/05/2023	USD	(747)	12	–	12
Morgan Stanley	CLOUDERA INC	FEDEF-1-DAY	CLOUDERA INC (L)	Annually	06/17/2023	USD	(95)	1	–	1
Morgan Stanley	COHERENT INC	FEDEF-1-DAY	COHERENT INC (L)	Annually	03/05/2023	USD	(2,871)	30	–	30
Morgan Stanley	DEUTSCHE WOHNEN	EURIB-1M	DEUTSCHE WOHNEN (L)	Annually	05/26/2023	EUR	(408)	2	–	2
Morgan Stanley	DIALOG SEMI	EURIB-1M	DIALOG SEMI(L)	Annually	02/16/2023	EUR	(783)	13	–	13
Morgan Stanley	GRACE W R WI	FEDEF-1-DAY	GRACE W R WI (L)	Annually	05/28/2023	USD	(4)	—	–	–
Morgan Stanley	GRANDVISION NV	EURIB-1M	GRANDVISION NV(L)	Annually	11/01/2021	EUR	(27)	4	–	4

26	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Strategy Alternative Fund (Continued)

Total Return Swaps (continued)
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	IHS MARKIT LTD	FEDEF-1-DAY	IHS MARKIT LTD (L)	Annually	05/27/2023	USD	(4,960)	$109	$–	$109
Morgan Stanley	II-VI Inc	ASSET RETURN	II-VI INC (S)	Monthly	03/10/2023	USD	693	(32)	–	(32)
Morgan Stanley	MICROSOFT CORP	ASSET RETURN	MICROSOFT CORP (S)	Monthly	06/25/2023	USD	172	(3)	–	(3)
Morgan Stanley	PAC MERCANTL BK	FEDEF-1-DAY	PAC MERCANTL BK (L)	Annually	05/24/2023	USD	(98)	(2)	–	(2)
Morgan Stanley	PPD INC	FEDEF-1-DAY	PPD INC (L)	Annually	05/28/2023	USD	(448)	(1)	–	(1)
Morgan Stanley	REALTY INCOME	ASSET RETURN	REALTY INCOME (S)	Monthly	05/06/2023	USD	145	2	–	2
Morgan Stanley	S&P GLOBAL INC	ASSET RETURN	S&P GLOBAL INC(S)	Monthly	02/02/2023	USD	5,099	(142)	–	(142)
Morgan Stanley	SHAW COMM	DISC -1-DAY	SHAW COMM (L)	Annually	03/16/2023	CAD	(1,308)	20	–	20
Morgan Stanley	SILTRONIC NAM	EURIB-1M	SILTRONIC NAM (L)	Annually	12/15/2022	EUR	(122)	1	–	1
Morgan Stanley	SILTRONICAG- TEND	EURIB-1M	SILTRONICAG- TEND(L)	Annually	02/25/2023	EUR	(336)	3	–	3
Morgan Stanley	SPIRE HEALTH	1-MONTH USD - LIBOR	SPIRE HEALTH (L)	Annually	05/27/2023	GBP	(64)	—	–	–
Morgan Stanley	TALENDA SA	FEDEF-1-DAY	TALENDA SA (L)	Annually	04/05/2023	USD	(575)	11	–	11
Morgan Stanley	THE MIDDLEBY	ASSET RETURN	THE MIDDLEBY (S)	Monthly	06/01/2023	USD	108	(1)	–	(1)
Morgan Stanley	THERMO FISHER SCI	FEDEF-1-DAY	THERMO FISHER SCI(S)	Monthly	09/07/2021	USD	110	(2)	–	(2)
Morgan Stanley	VERERIT INC	FEDEF-1-DAY	VEREIT INC(L)	Annually	05/06/2023	USD	(142)	(4)	–	(4)
Morgan Stanley	WILLIS TOWERS WAT	FEDEF-1-DAY	WILLIS TOWERS WAT(L)	Annually	06/25/2023	USD	(1,581)	(22)	–	(22)

								$(31)	$–	$(31)

A list of open centrally cleared swap agreements held by the Fund at June 30, 2021, is as follows:

Credit Default Swaps
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.HY.36	Buy	5.00%	Quarterly	06/20/2026	169	$(17)	$(17)	$0
CDX.HY.36	Buy	5.00%	Quarterly	06/20/2026	154	(16)	(13)	(3)
CDX.HY.36	Buy	5.00%	Quarterly	06/20/2026	1,728	(174)	(168)	(6)
CDX.HY.36	Buy	5.00%	Quarterly	06/20/2026	191	(19)	(18)	(1)
CDX.HY.36	Buy	5.00%	Quarterly	06/20/2026	815	(83)	(66)	(17)
CDX.HY.36	Buy	5.00%	Quarterly	06/20/2026	501	(51)	(46)	(5)
CDX.HY.36	Buy	5.00%	Quarterly	06/20/2026	188	(19)	(18)	(1)
CDX.HY.36	Buy	5.00%	Quarterly	06/20/2026	192	(19)	(18)	(1)
CDX.IG.36	Buy	1.00%	Quarterly	06/20/2026	3,447	(87)	(78)	(9)
GAP Inc.	Buy	1.00%	Quarterly	06/20/2025	270	2	35	(33)
ITRX.XOVER.35	Buy	5.00%	Quarterly	06/20/2026	297	(44)	(40)	(4)
KPN	Buy	1.00%	Quarterly	06/20/2026	115	(2)	1	(3)
KPN	Buy	1.00%	Quarterly	06/20/2026	154	(2)	1	(3)
Mexico	Buy	1.00%	Quarterly	06/20/2023	1,273	(16)	–	(16)
Mexico	Buy	1.00%	Quarterly	12/20/2023	2,550	(36)	(19)	(17)
Mexico	Buy	1.00%	Quarterly	12/20/2023	458	(6)	2	(8)
Nordstrom	Buy	1.00%	Quarterly	06/20/2025	50	1	3	(2)
RAD 500	Buy	5.00%	Quarterly	06/26/2024	88	3	1	2
Republic of Turkey	Sell	1.00%	Quarterly	12/20/2022	(654)	(20)	(8)	(12)
Republic of Turkey	Buy	1.00%	Quarterly	06/20/2024	885	61	51	10
Simon Property Group	Buy	1.00%	Quarterly	06/20/2025	275	(5)	15	(20)
SOAF	Buy	1.00%	Quarterly	12/20/2024	3,399	44	–	44

						$(505)	$(400)	$(105)

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	27

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Strategy Alternative Fund (Continued)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
5.4675	1.0 X MXIBTIIE + 0.0 BPS	Monthly	09/13/2023	MXN	30,556	$(24)	$–	$(24)
6.19	1.0 X MXIBTIIE + 0.0 BPS	Monthly	09/09/2026	MXN	30,700	(35)	–	(35)
1.0 X WIBR6-MONTH + 0.0 BPS	1.978	Semi-Annually	09/15/2031	PLN	11,421	(49)	–	(49)
1.0 X SIBCSORA + 0.0 BPS	1.2775	Semi-Annually	09/15/2031	SGD	1,660	32	–	32
Fixed 1.8575%	WIBR6- MONTH	Semi-Annually	09/15/2031	PLN	2,347	(3)	–	(3)

						$(79)	$–	$(79)

Percentages are based on Net Assets of $467,771 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2021.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
†	Investment in Affiliated Security.
(A)	Securities considered illiquid. The total value of such securities as of June 30, 2021 was $1,058 ($ Thousands) and represented 0.2% of the Net Assets of the Fund.
(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2021, the value of these securities amounted to $56,906 ($ Thousands), representing 12.2% of the Net Assets of the Fund.

(C)

Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of June 30, 2021 was $853 ($ Thousands) and represented 0.2% of the Net Assets of the Fund.

(D)	Level 3 security in accordance with fair value hierarchy. (E) Security is in default on interest payment.
(F)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.
(G)	Perpetual security with no stated maturity date.
(H)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(I)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. (J) Unsettled bank loan. Interest rate may not be available.

(K)	Security is a Master Limited Partnership. At June 30, 2021, such securities amounted to $185 ($ Thousands), or 0.0% of the Net Assets of the Fund.
(L)	Refer to table below for details on Options Contracts.
(M)	There is currently no rate available.

ADR — American Depositary Receipt

BPs— Basis Points

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

CLO — Collateralized Loan Obligation

CNH — Chinese Yuan Offshore

CNY — Chinese Yuan Onshore

COP — Colombian Peso

CV — Conversion Ratio

CZK — Czech Koruna

DAC — Designated Activity Company

EGP — Egyptian Pound

ETF — Exchange-Traded Fund

ETN — Exchange Traded Note

EUR — Euro

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

GO — General Obligation

ICE— Intercontinental Exchange

IDR — Indonesian Rupiah

ILS — Israeli New Sheckels

JPY — Japanese Yen

KRW — Korean Won

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

Ltd. — Limited

MTN — Medium Term Note

MXN — Mexican Peso

NASDAQ – National Association of Securities Dealers and Automated Quotations

OTC — Over The Counter

PIK — Payment-in-Kind

PLC — Public Limited Company

PLN — Polish Zloty

Pty — Proprietary

RUB — Russian Ruble

S&P— Standard & Poor’s

SGD — Singapore Dollar

SEK — Swedish Krona

Ser — Series

SPDR — Standard & Poor’s Depository Receipt

ULC — Unlimited Liability Company

USD — U.S. Dollar

VAR — Variable Rate

ZAR — South African Rand

28	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Strategy Alternative Fund (Continued)

The following is a list of the levels of inputs used as of June 30, 2021 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	153,003	383	973	154,359
Corporate Obligations	–	71,356	431	71,787
Exchange Traded Funds	50,740	–	–	50,740
Sovereign Debt	–	20,905	–	20,905
Loan Participations	–	15,304	3,995	19,299
Foreign Common Stock	16,567	–	–	16,567
Municipal Bonds	–	6,231	–	6,231
Warrants	2	2,473	151	2,626
Asset-Backed Securities	–	2,092	–	2,092
Convertible Bonds	–	1,794	–	1,794
Preferred Stock	811	376	33	1,220
U.S. Treasury Obligations	–	894	–	894
Mortgage-Backed Security	–	–	175	175
Rights	–	–	–	–
Cash Equivalents	114,696	575	–	115,271

Total Investments in Securities	335,819	122,383	5,758	463,960

Securities Sold Short
Common Stock	(52,995)	–	–	(52,995)
Corporate Obligations	–	(12,954)	–	(12,954)
Foreign Common Stock	(10,041)	–	–	(10,041)
Exchange Traded Funds	(9,476)	–	–	(9,476)
U.S. Treasury Obligations	–	(1,977)	–	(1,977)

Total Securities Sold Short	(72,512)	(14,931)	–	(87,443)

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Options	850	–	–	850
Written Options	(465)	–	–	(465)
Futures Contracts*
Unrealized Depreciation	(146)	–	–	(146)
Forwards Contracts*
Unrealized Appreciation	–	605	–	605
Unrealized Depreciation	–	(567)	–	(567)
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	–	719	–	719
Unrealized Depreciation	–	(750)	–	(750)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	–	56	–	56
Unrealized Depreciation	–	(161)	–	(161)
Interest Rate Swaps*
Unrealized Appreciation	–	32	–	32
Unrealized Depreciation	–	(111)	–	(111)

Total Other Financial Instruments	239	(177)	–	62

*Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation/ (depreciation) on the instrument.

	Investments in Common Stock	Investments in Corporate Obligations	Investments in Loan Participations	Investments in Preferred Stock	Investments in Mortgage- Backed Securities	Investments in Warrants
Balance as of September 30, 2020	$245	$654	$2,658	$26	$161	$–
Accrued discounts/premiums	–	(1)	(5)	–	–	–
Realized gain/(loss)	(149)	28	(57)	–	–	–
Change in unrealized appreciation/ (depreciation)	291	(11)	(85)	(27)	14	14
Purchases	275	17	611	4	–	51
Sales	(79)	(256)	(491)	–	–	–
Net transfer into Level 3	470	–	2,578	30	–	86
Net transfer out of Level 3	(80)	–	(1,214)	–	–	–

Ending Balance as of July 31, 2021(1)	$973	$431	$3,995	$33	$175	$151

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$64	$(16)	$(342)	$2	$14	$49

(1) Of the $5,765 ($ Thousands) in Level 3 securities as of June 30, 2021, $855 ($ Thousands) or 0.2% of the Net Assets of the Fund are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes. The value of these securities is immaterial and no further disclosure is required.

For the period ended June 30, 2021, there were transfers between Level 2 and Level 3 assets and liabilities due to the availability of observable inputs to determine fair value.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	29

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Strategy Alternative Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended June 30, 2021 ($ Thousands):

Security Description	Value 9/30/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2021	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$78,712	$512,637	$(476,653)	$—	$—	$114,696	114,695,974	$8	$—

Amounts designated as “—” are $0 or have been rounded to $0.

As of June 30, 2021, Multi-Strategy Alternative Fund is the seller (“providing protection”) on a total notional amount of $0.7 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX

REFERENCE ASSET	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	$-	$(19,655)	$-	$-	$(19,655)
Maximum potential amount of future payments	-	654,000	-	-	654,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	-	-	-	-	-
Collateral held by the Fund can obtain upon occurrence of triggering event	-	-	-	-	-

[1] Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM

	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)[1]
0-100	$-	$-	$-	$-	$-	$-
101-200	-	-	-	-	-	-
201-300	-	-	-	-	-	-
301-400	-	-	654,000	-	-	654,000
> than 400	-	-	-	-	-	-

Total	$-	$-	$654,000	$-	$-	$654,000

[1] If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

30	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Asset Accumulation Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 36.6%
U.S. Treasury Bills
0.090%, 07/08/2021 (A)(B)	$64,938	$64,937
0.085%, 07/29/2021 (A)(B)	27,368	27,367
0.070%, 08/05/2021 (A)(B)	881	881
0.060%, 09/02/2021 (A)(B)	632	632
0.060%, 09/09/2021 (A)(B)	89,297	89,289
0.055%, 09/16/2021 (B)	24,163	24,161
0.045%, 08/26/2021 (A)(B)	7,973	7,972
0.035%, 10/07/2021 (A)(B)	204,289	204,261
0.035%, 10/21/2021 (A)(B)	111,570	111,554
0.035%, 10/28/2021 (A)(B)	39,119	39,112
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/2029	3,249	4,568
3.625%, 04/15/2028	1,651	2,226
3.375%, 04/15/2032	4,514	6,656
2.500%, 01/15/2029	1,866	2,403
2.375%, 01/15/2025	1,133	1,317
2.375%, 01/15/2027	1,324	1,622
2.125%, 02/15/2040	2,471	3,682
2.125%, 02/15/2041	1,219	1,837
2.000%, 01/15/2026	1,346	1,583
1.750%, 01/15/2028	604	730
1.375%, 02/15/2044	1,146	1,580
1.000%, 02/15/2046	1,127	1,472
1.000%, 02/15/2049	4,776	6,426
0.875%, 01/15/2029	25,748	29,791
0.750%, 07/15/2028	24,693	28,331
0.750%, 02/15/2042	3,546	4,317
0.750%, 02/15/2045	851	1,048
0.625%, 07/15/2021	1,185	1,190
0.625%, 01/15/2024	1,145	1,232
0.625%, 01/15/2026	5,620	6,240
0.625%, 02/15/2043	1,162	1,387
0.500%, 01/15/2028	32,664	36,618
0.375%, 07/15/2023	1,148	1,221
0.375%, 07/15/2025	15,766	17,310
0.375%, 01/15/2027	2,211	2,447
0.375%, 07/15/2027	22,358	24,933
0.250%, 01/15/2025	564	610
0.250%, 07/15/2029	45,519	50,637
0.125%, 01/15/2022	590	603
0.125%, 04/15/2022	7,687	7,885
0.125%, 07/15/2022	581	602
0.125%, 01/15/2023	5,785	6,044
0.125%, 07/15/2024	7,873	8,465
0.125%, 10/15/2024	5,204	5,609
0.125%, 10/15/2025	15,850	17,248
0.125%, 10/15/2025	412	448
0.125%, 07/15/2026	11,141	12,198
0.125%, 01/15/2030	38,405	42,155
0.125%, 07/15/2030	36,768	40,558

Description	Face Amount (Thousands)		Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
0.125%, 01/15/2031		$45,652	$50,235

Total U.S. Treasury Obligations (Cost $986,813) ($ Thousands)			1,005,630

SOVEREIGN DEBT — 17.3%

Andina de Fomento
4.375%, 06/15/2022 (A)		125	129
Asian Development Bank
2.625%, 01/30/2024 (A)		375	396
2.625%, 01/12/2027 (A)		1,750	1,900
2.375%, 08/10/2027 (A)		500	536
2.000%, 04/24/2026 (A)		500	526
1.750%, 08/14/2026 (A)		500	519
Asian Infrastructure Investment Bank
2.250%, 05/16/2024 (A)		375	394
Canada Government International Bond
2.000%, 11/15/2022 (A)		375	384
Council of Europe Development Bank
2.625%, 02/13/2023 (A)		500	518
2.500%, 02/27/2024 (A)		750	790
1.750%, 09/26/2022 (A)		250	255
Deutsche Bundesrepublik Inflation Linked Bond
0.500%, 04/15/2030	EUR	40,582	58,044
0.100%, 04/15/2023		6,424	7,828
0.100%, 04/15/2026		13,183	17,107
0.100%, 04/15/2033		3,064	4,400
0.100%, 04/15/2046		5,336	9,010
European Bank for Reconstruction & Development MTN
2.750%, 03/07/2023 (A)		$750	781
1.875%, 02/23/2022 (A)		375	379
European Investment Bank
4.875%, 02/15/2036 (A)		250	344
3.250%, 01/29/2024 (A)		1,500	1,607
3.125%, 12/14/2023 (A)		250	267
2.625%, 03/15/2024 (A)		1,000	1,058
2.500%, 03/15/2023 (A)		375	389
2.500%, 10/15/2024 (A)		1,000	1,063
2.375%, 05/24/2027 (A)		250	268
2.125%, 04/13/2026 (A)		500	529
1.875%, 02/10/2025 (A)		500	522
Export Development Canada
2.750%, 03/15/2023 (A)		750	781
2.625%, 02/21/2024 (A)		1,375	1,452
2.500%, 01/24/2023 (A)		750	777
French Republic Government Bond OAT
3.400%, 07/25/2029	EUR	1,324	2,229
3.150%, 07/25/2032		2,636	4,801

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Asset Accumulation Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
2.100%, 07/25/2023 (C)	EUR	1,981	$2,537
1.850%, 07/25/2027		20,398	29,674
1.800%, 07/25/2040 (C)		1,831	3,447
1.100%, 07/25/2022		1,156	1,420
0.700%, 07/25/2030 (C)		19,740	28,276
0.250%, 07/25/2024		3,574	4,527
0.100%, 07/25/2021		1,282	1,524
0.100%, 03/01/2025		3,706	4,677
0.100%, 03/01/2026 (C)		4,023	5,189
0.100%, 03/01/2028		5,075	6,681
0.100%, 03/01/2029		12,112	16,217
0.100%, 07/25/2031 (C)		2,510	3,437
0.100%, 03/01/2036 (C)		2,012	2,808
0.100%, 07/25/2036 (C)		3,828	5,418
0.100%, 07/25/2047 (C)		1,046	1,569
Inter-American Development Bank
7.000%, 06/15/2025 (A)		$500	624
3.125%, 09/18/2028 (A)		375	421
3.000%, 10/04/2023 (A)		250	265
3.000%, 02/21/2024 (A)		250	267
2.625%, 01/16/2024 (A)		375	396
2.500%, 01/18/2023 (A)		750	776
2.000%, 06/02/2026 (A)		1,000	1,052
2.000%, 07/23/2026 (A)		375	394
1.750%, 09/14/2022 (A)		1,000	1,019
International Bank for Reconstruction & Development
7.625%, 01/19/2023 (A)		750	835
4.750%, 02/15/2035 (A)		250	334
3.000%, 09/27/2023 (A)		750	794
2.500%, 03/19/2024 (A)		750	791
2.500%, 11/25/2024 (A)		500	532
2.500%, 07/29/2025 (A)		375	401
2.500%, 11/22/2027 (A)		750	812
2.125%, 07/01/2022 (A)		375	382
1.875%, 10/07/2022 (A)		875	893
1.875%, 10/27/2026 (A)		375	392
1.750%, 04/19/2023 (A)		1,000	1,026
1.500%, 08/28/2024 (A)		375	386
International Finance MTN
2.875%, 07/31/2023 (A)		375	395
2.125%, 04/07/2026 (A)		1,000	1,058
2.000%, 10/24/2022 (A)		750	767
Italy Buoni Poliennali Del Tesoro
3.100%, 09/15/2026 (C)	EUR	2,826	4,099
2.600%, 09/15/2023 (C)		1,217	1,576
2.550%, 09/15/2041 (C)		1,251	2,202
2.350%, 09/15/2024 (C)		1,071	1,423
2.350%, 09/15/2035 (C)		3,186	5,108
2.100%, 09/15/2021 (C)		1,559	1,864
1.300%, 05/15/2028 (C)		4,202	5,677
1.250%, 09/15/2032 (C)		4,833	6,777

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
0.400%, 05/15/2030 (C)	EUR	5,599	$7,172
0.100%, 05/15/2022 (C)		2,118	2,542
Korea Development Bank/The
4.625%, 11/16/2021 (A)		$250	254
Korea International Bond
2.750%, 01/19/2027 (A)		1,000	1,078
Nordic Investment Bank
1.250%, 08/02/2021 (A)		500	500
North American Development Bank
2.400%, 10/26/2022 (A)		200	204
Province of Alberta Canada
3.350%, 11/01/2023 (A)		250	267
3.300%, 03/15/2028 (A)		500	559
2.950%, 01/23/2024 (A)		250	266
2.200%, 07/26/2022 (A)		1,000	1,021
Province of British Columbia Canada
6.500%, 01/15/2026 (A)		250	308
2.000%, 10/23/2022 (A)		750	767
Province of Manitoba Canada
3.050%, 05/14/2024 (A)		250	267
2.600%, 04/16/2024 (A)		500	528
2.125%, 05/04/2022 (A)		250	254
Province of Ontario Canada
3.200%, 05/16/2024 (A)		250	269
2.500%, 04/27/2026 (A)		1,000	1,068
2.450%, 06/29/2022 (A)		250	255
2.400%, 02/08/2022 (A)		750	760
2.250%, 05/18/2022 (A)		500	509
2.200%, 10/03/2022 (A)		500	512
2.000%, 10/02/2029 (A)		500	516
Province of Quebec Canada
7.500%, 09/15/2029 (A)		450	647
2.875%, 10/16/2024 (A)		500	536
2.625%, 02/13/2023 (A)		500	519
2.500%, 04/09/2024 (A)		1,000	1,054
2.500%, 04/20/2026 (A)		750	803
United Kingdom Gilt Inflation Linked
4.125%, 07/22/2030	GBP	500	2,573
2.500%, 07/17/2024		340	1,678
2.000%, 01/26/2035		932	3,769
1.875%, 11/22/2022		732	1,092
1.250%, 11/22/2027		6,516	11,633
1.250%, 11/22/2032		14,560	30,383
1.250%, 11/22/2055		1,253	4,583
1.125%, 11/22/2037		2,829	6,675
0.750%, 03/22/2034		1,945	3,984
0.750%, 11/22/2047		1,304	3,641
0.625%, 03/22/2040		2,086	4,841
0.625%, 11/22/2042		3,401	8,362
0.500%, 03/22/2050		705	1,969
0.375%, 03/22/2062		1,149	3,992
0.250%, 03/22/2052		1,244	3,426

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Asset Accumulation Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
0.125%, 03/22/2024	GBP	1,242	$1,872
0.125%, 03/22/2026		3,731	5,958
0.125%, 08/10/2028		8,896	15,158
0.125%, 03/22/2029		7,990	13,760
0.125%, 08/10/2031		1,231	2,247
0.125%, 03/22/2044		3,105	7,166
0.125%, 08/10/2048		4,383	11,025
0.125%, 03/22/2058		1,177	3,550
0.125%, 11/22/2065		1,156	4,105
0.125%, 03/22/2068		3,015	11,551

Total Sovereign Debt (Cost $436,797) ($ Thousands)			473,550

	Shares

FOREIGN COMMON STOCK — 2.5%

Australia — 0.1%
Afterpay *		911	81
AGL Energy Ltd		11,836	73
Ampol		2,048	43
APA Group		14,676	98
Aristocrat Leisure Ltd		2,463	80
ASX Ltd		1,383	81
Aurizon Holdings Ltd		21,309	59
AusNet Services		121,425	160
Brambles Ltd		4,589	39
Cochlear Ltd		834	158
Computershare Ltd		8,847	112
Crown Resorts Ltd		10,576	95
CSL Ltd		778	167
Lendlease Group ‡		5,588	48
Northern Star Resources Ltd		20,330	149
Oil Search Ltd		16,564	47
Orica Ltd		4,582	46
Origin Energy Ltd		9,571	32
REA Group Ltd		484	61
Santos Ltd		10,191	54
SEEK Ltd		2,052	51
Sonic Healthcare Ltd		4,379	126
Tabcorp Holdings Ltd		30,312	118
Telstra Corp Ltd, Cl B		53,641	152
Treasury Wine Estates Ltd		15,968	140
Washington H Soul Pattinson & Co Ltd		3,573	90
Wesfarmers Ltd		1,419	63
WiseTech Global		4,748	114
Woodside Petroleum Ltd		5,284	88
Woolworths Group Ltd		6,248	179

			2,804

Austria — 0.0%
Erste Group Bank AG		2,047	75
OMV AG		775	44

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Verbund AG ‡	519	$48

		167

Belgium — 0.1%
Ageas	1,537	85
Anheuser-Busch InBev SA/NV	1,152	83
Argenx *	613	186
Etablissements Franz Colruyt	9,528	533
Groupe Bruxelles Lambert SA	357	40
KBC Group NV	780	60
Proximus SADP	11,315	218
UCB SA, Cl A	2,051	214
Umicore SA	1,214	74

		1,493

Canada — 0.2%
Agnico Eagle Mines Ltd	1,001	61
Algonquin Power & Utilities Corp	5,110	76
Alimentation Couche-Tard Inc, Cl B	1,594	59
Atco Ltd/Canada, Cl I	859	30
Bank of Nova Scotia/The, Cl C	1,590	104
Barrick Gold Corp	5,117	106
Bausch Health Cos Inc *	1,753	51
BCE Inc	920	46
BlackBerry Ltd *	8,664	106
Cameco Corp	2,521	48
Canadian Pacific Railway Ltd	1,355	104
Canadian Tire Corp Ltd, Cl A	894	142
Canadian Utilities Ltd, Cl A	2,438	68
Canopy Growth Corp *	3,668	89
CCL Industries Inc, Cl B	2,082	115
CGI Inc, Cl A *	1,997	181
Constellation Software Inc/Canada	100	152
Dollarama Inc	1,896	87
Emera Inc	1,092	50
Empire Co Ltd, Cl A	7,348	232
First Quantum Minerals Ltd (Canada)	2,143	49
Fortis Inc/Canada	2,017	89
Franco-Nevada Corp	892	130
George Weston Ltd	1,417	135
Gildan Activewear Inc	3,722	137
Hydro One Ltd (C)	2,869	69
iA Financial Corp Inc	540	29
Imperial Oil Ltd	822	25
Inter Pipeline Ltd	2,431	40
Keyera	1,776	48
Kinross Gold Corp	9,572	61
Loblaw Cos Ltd	7,305	450
Magna International Inc, Cl A	1,415	131
Metro Inc/CN, Cl A	10,610	509
Nutrien Ltd	1,332	81
Onex Corp	820	60

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Open Text Corp	2,952	$150
Parkland	1,300	42
Restaurant Brands International Inc	2,469	159
Ritchie Bros Auctioneers, Cl B	913	54
Royal Bank of Canada	1,066	108
Saputo Inc	4,704	140
Shopify Inc, Cl A *	63	92
Teck Resources Ltd, Cl B	2,736	63
TELUS Corp	4,854	109
Thomson Reuters	1,656	165
Toronto-Dominion Bank/The	1,857	130
Wheaton Precious Metals Corp	1,963	87
WSP Global Inc	1,000	117

		5,366

China — 0.0%
Sands China Ltd	18,800	79

Denmark — 0.1%
Ambu A/S, Cl B	4,155	160
Carlsberg A/S, Cl B	1,017	190
Chr Hansen Holding A/S	1,282	116
Coloplast A/S, Cl B	1,741	286
Danske Bank A/S	4,552	80
Demant A/S *	2,583	145
DSV A/S	468	109
Genmab A/S *	435	178
GN Store Nord A/S	1,712	150
Novo Nordisk A/S, Cl B	3,164	265
Novozymes A/S, Cl B	2,193	165
Orsted A/S (C)	1,151	161
Pandora A/S	660	89
Tryg A/S	3,506	86

		2,180

Finland — 0.0%
Elisa Oyj	1,739	104
Fortum Oyj	5,767	159
Nokia Oyj	20,694	111
Orion Oyj, Cl B	2,179	94
UPM-Kymmene Oyj, Cl V	1,682	63

		531

France — 0.2%
Aeroports de Paris, Cl A	373	49
Air Liquide SA	839	147
Arkema SA	736	92
Atos SE	672	41
BioMerieux	1,592	185
Bouygues SA	892	33
Capgemini SE	433	83
Carrefour SA	6,251	123

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Covivio ‡	434	$37
Dassault Systemes SE	328	79
Edenred	1,268	72
Electricite de France SA	16,450	225
Engie SA	7,170	98
Getlink SE	4,624	72
Iliad SA	919	134
Ipsen SA	736	77
Kering	119	104
L’Oreal SA	545	243
LVMH Moet Hennessy Louis Vuitton SE	84	66
Natixis SA	7,538	36
Orange SA	24,112	275
Orpea	727	92
Pernod Ricard SA	684	152
Remy Cointreau SA	674	139
Sanofi	904	95
SCOR SE	1,457	46
Sodexo SA	747	70
STMicroelectronics NV	1,562	57
Suez	8,227	196
Thales SA, Cl A	220	22
TOTAL SA	10,035	454
Ubisoft Entertainment SA *	2,538	178
Valeo SA	1,298	39
Veolia Environnement SA	5,206	157
Vinci SA	720	77
Vivendi SA	5,328	179
Wendel SA	480	65
Worldline SA/France *(C)	865	81

		4,370

Germany — 0.1%
adidas AG	308	115
Allianz SE	347	87
Beiersdorf AG	1,765	213
Brenntag AG	810	75
Carl Zeiss Meditec AG	1,160	224
Commerzbank AG	2,444	17
Continental AG	286	42
Covestro AG	1,507	97
Delivery Hero SE *(C)	473	63
Deutsche Boerse AG	198	35
Deutsche Telekom AG	6,455	136
Deutsche Wohnen SE ‡	1,750	107
E.ON SE	43,325	501
GEA Group AG	1,568	63
Hannover Rueck SE	313	52
HeidelbergCement AG	879	75
Henkel AG & Co KGaA	1,543	142
Infineon Technologies AG	1,964	79
Merck KGaA	757	145

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	274	$75
QIAGEN NV *	5,142	249
RWE AG	9,223	334
Siemens Healthineers AG (C)	2,595	159
Symrise AG, Cl A	1,058	148
TeamViewer AG *(C)	2,216	83
Telefonica Deutschland Holding AG	49,295	130
Uniper SE	9,383	346
United Internet AG	3,471	142
Zalando SE *(C)	783	95

		4,029

Hong Kong — 0.2%
AIA Group Ltd	6,600	82
Budweiser Brewing APAC (C)	30,700	97
CK Asset Holdings Ltd ‡	431	3
CK Hutchison Holdings Ltd	18,208	142
CK Infrastructure Holdings Ltd	80,500	480
CLP Holdings Ltd, Cl B	134,838	1,334
Galaxy Entertainment Group Ltd	10,000	80
HK Electric Investments & HK Electric Investments Ltd	881,000	893
HKT Trust & HKT Ltd	208,010	283
Hong Kong & China Gas Co Ltd	714,000	1,109
Melco Resorts & Entertainment Ltd ADR *	3,036	50
Power Assets Holdings Ltd	133,974	822
SJM Holdings Ltd	33,000	36
Swire Properties Ltd ‡	18,400	55
Techtronic Industries Co Ltd	6,501	113
WH Group Ltd (C)	111,000	100
Wynn Macau Ltd	27,600	43

		5,722

Ireland — 0.0%
CRH PLC	2,389	120
Flutter Entertainment PLC *	353	64
James Hardie Industries PLC	2,747	93
Kerry Group PLC, Cl A	3,791	530

		807

Israel — 0.0%
Azrieli Group Ltd ‡	1,204	85
Bank Leumi Le-Israel BM *	11,928	91
Elbit Systems Ltd	527	68
Nice Ltd *	1,264	309
Teva Pharmaceutical Industries Ltd ADR *	14,485	143

		696

Italy — 0.0%
Assicurazioni Generali SpA	5,334	107
Atlantia SpA	3,095	56

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Ferrari NV	347	$72
Infrastrutture Wireless Italiane (C)	8,712	98
Intesa Sanpaolo SpA	22,601	62
Moncler SpA	1,664	113
Nexi *(C)	6,804	149
Poste Italiane SpA (C)	8,102	107
Prysmian SpA	1,571	56
Recordati SpA	3,108	178
Snam SpA	15,257	88
Telecom Italia SpA/Milano	79,865	40
Tenaris SA	1,325	15
Terna Rete Elettrica Nazionale SpA	16,471	123

		1,264

Japan — 0.8%
ABC-Mart Inc, Cl H	1,500	86
Advantest Corp	500	45
Aeon Co Ltd, Cl H	2,600	70
Aisin Seiki Co Ltd	1,500	64
Ajinomoto Co Inc	23,200	603
ANA Holdings Inc	3,500	82
Asahi Group Holdings Ltd	2,100	98
Asahi Intecc Co Ltd	2,400	57
Asahi Kasei Corp	4,200	46
Astellas Pharma Inc	6,600	115
Bandai Namco Holdings Inc	800	56
Canon Inc	5,200	118
Casio Computer	2,500	42
Central Japan Railway Co	400	61
Chiba Bank Ltd/The, Cl B	7,300	44
Chubu Electric Power Co Inc	31,900	390
Chugai Pharmaceutical Co Ltd	2,500	99
Concordia Financial Group Ltd	10,100	37
CyberAgent Inc	9,100	196
Dai Nippon Printing Co Ltd	3,300	70
Dai-ichi Life Holdings	2,300	42
Daiichi Sankyo Co Ltd	2,400	52
Daito Trust Construction Co Ltd	900	99
Daiwa House Industry Co Ltd ‡	1,300	39
Daiwa House Investment Corp ‡	42	124
Dentsu Group Inc	3,500	125
Disco	200	61
Eisai Co Ltd	1,400	138
FUJIFILM Holdings Corp	3,500	260
GLP J-Reit ‡	44	76
GMO Payment Gateway Inc	600	78
Hakuhodo DY Holdings Inc	3,400	53
Hamamatsu Photonics	1,500	91
Hankyu Hanshin Holdings Inc	3,600	111
Hino Motors Ltd	4,800	42
Hirose Electric Co Ltd	682	100
Hisamitsu Pharmaceutical	1,200	59

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Hitachi Metals Ltd	3,300	$63
Hoya Corp	800	106
Ibiden	1,500	81
Idemitsu Kosan Co Ltd	50,898	1,230
Iida Group Holdings	600	15
Inpex Corp	82,300	615
IT Holdings	3,300	84
Ito En	1,700	101
ITOCHU Corp	3,700	107
Itochu Techno-Solutions Corp	2,800	87
Japan Metropolitan Fund Invest, Cl A ‡	64	69
Japan Post Bank Co Ltd	7,900	66
Japan Real Estate Investment Corp ‡	12	74
Japan Tobacco Inc	6,700	127
JFE Holdings	4,500	53
JSR Corp	1,500	45
JXTG Holdings Inc	333,100	1,395
Kakaku.com Inc	4,300	130
Kansai Electric Power Co Inc/The	58,700	560
Kao Corp	1,800	111
KDDI Corp	8,800	275
Keio Corp	1,600	94
Keyence	200	101
Kikkoman Corp	900	59
Kintetsu Group Holdings Co Ltd	2,700	95
Kirin Holdings Co Ltd	4,100	80
Kobe Bussan	2,600	82
Komatsu Ltd	2,500	62
Konami Holdings Corp	1,600	96
Kose	500	79
Kubota	2,600	53
Kyocera Corp	1,500	93
Kyowa Hakko Kirin Co Ltd	4,100	146
Lasertec Corp	300	58
Lawson Inc	12,000	556
LIXIL Group Corp	1,400	36
M3 Inc	800	58
Marubeni Corp	7,100	62
McDonald’s Holdings Co Japan Ltd	1,723	76
Medipal Holdings Corp	6,800	130
MEIJI Holdings Co Ltd	2,400	144
Mercari *	600	32
Mitsubishi Chemical Holdings Corp, Cl B	8,100	68
Mitsui Fudosan Co Ltd ‡	2,500	58
Murata Manufacturing Co Ltd	700	54
Nabtesco Corp	1,100	41
NEC Corp	1,400	72
NH Foods Ltd	1,600	62
Nintendo Co Ltd	204	119
Nippon Building Fund Inc ‡	13	81
Nippon Paint Holdings	3,000	41
Nippon Prologis Inc ‡	40	127

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Nippon Shinyaku	1,500	$119
Nippon Telegraph & Telephone Corp	7,400	193
Nissan Chemical	1,000	49
Nisshin Seifun Group Inc	4,815	71
Nissin Foods Holdings Co Ltd	2,000	144
Nitori Holdings	400	71
Nomura Real Estate Master Fund ‡	44	71
Nomura Research Institute Ltd	2,934	97
NTT Data Corp	5,700	89
Obic Co Ltd	400	75
Odakyu Electric Railway Co Ltd	2,700	68
Oji Holdings Corp	9,400	54
Olympus	3,600	72
Ono Pharmaceutical Co Ltd	10,800	241
Oracle Corp Japan	1,200	92
Oriental Land	300	43
Orix JREIT Inc ‡	51	98
Osaka Gas Co Ltd	22,700	423
Otsuka Corp	2,000	105
Otsuka Holdings Co Ltd	2,600	108
Pan Pacific International Holdings Corp	19,200	399
PeptiDream Inc *	1,665	82
Pigeon	4,900	138
Rakuten Group Inc	4,400	50
Rohm Co Ltd	700	65
Ryohin Keikaku Co Ltd	2,300	48
Santen Pharmaceutical Co Ltd	8,000	110
SBI Holdings	4,300	102
SCSK	1,200	72
Seven & i Holdings Co Ltd	3,600	172
Sharp	1,900	31
Shimano	300	71
Shiseido Co Ltd	1,400	103
Shizuoka Bank Ltd/The	12,000	93
SoftBank Group Corp	900	63
Sohgo Security Services	3,100	141
Sompo Holdings	2,100	78
Sony Group	600	58
Square Enix Holdings Co Ltd	1,700	84
Subaru Corp	2,400	47
SUMCO Corp	1,800	44
Sumitomo Corp	6,500	87
Sumitomo Dainippon Pharma Co Ltd	4,600	97
Sumitomo Metal Mining	1,000	39
Suntory Beverage & Food Ltd	3,500	132
Sysmex Corp	1,700	202
T&D Holdings	3,000	39
Taisei Corp	1,900	62
Taisho Pharmaceutical Holdings Co Ltd	1,900	102
Taiyo Nippon Sanso Corp	2,600	53
Takeda Pharmaceutical Co Ltd	4,318	145
TDK Corp	400	49

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Terumo Corp	2,800	$114
Tobu Railway Co Ltd	4,000	104
Toho Co Ltd/Tokyo	3,600	149
Toho Gas Co Ltd	6,312	309
Tohoku Electric Power Co Inc	42,500	333
Tokio Marine Holdings Inc	2,300	106
Tokyo Electric Power Co Holdings Inc *	82,700	246
Tokyo Electron	100	43
Tokyo Gas Co Ltd	26,800	506
Tokyu Corp	7,000	95
Toray Industries Inc	10,000	67
Toyo Suisan Kaisha Ltd	10,800	416
Toyota Industries Corp	400	35
Toyota Motor Corp	2,400	210
Trend Micro Inc/Japan	2,400	126
Unicharm Corp	7,900	318
United Urban Investment Corp ‡	32	46
Yakult Honsha Co Ltd	2,100	119
Yamaha	600	33
Yamato Holdings Co Ltd	2,500	71
Yokogawa Electric	3,700	55
Z Holdings Corp	17,700	89

		21,169

Netherlands — 0.1%
ABN AMRO Bank NV (C)	6,628	80
Adyen NV *(C)	65	159
Aegon NV	17,146	71
Akzo Nobel NV	447	55
ArcelorMittal SA	2,187	67
ASML Holding NV	209	144
Koninklijke Ahold Delhaize NV	6,728	200
Koninklijke DSM NV	490	91
Koninklijke KPN NV	54,612	171
Koninklijke Philips NV	3,133	155
Koninklijke Vopak NV	1,450	66
Prosus NV	898	88
Wolters Kluwer NV	2,040	205

		1,552

New Zealand — 0.0%
a2 Milk Co Ltd *	7,656	34
Auckland International Airport Ltd	16,947	86
Fisher & Paykel Healthcare Corp Ltd	3,887	85
Mercury NZ Ltd	15,400	72
Spark New Zealand Ltd	24,430	82

		359

Norway — 0.0%
Adevinta, Cl B *	1,318	25
Equinor ASA	1,664	35
Gjensidige Forsikring ASA	6,791	150

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Norsk Hydro ASA	22,961	$147
Schibsted, Cl A	707	34
Telenor ASA	4,761	80
Yara International ASA	1,133	60

		531

Portugal — 0.0%
Banco Espirito Santo SA *	50,830	—
EDP - Energias de Portugal SA	8,940	47
Galp Energia SGPS SA	3,363	37
Jeronimo Martins SGPS SA	3,401	62

		146

Singapore — 0.1%
CapitaLand Ltd ‡	53,100	147
CapitaLand Mall Trust ‡	73,740	115
City Developments Ltd	7,600	41
Genting Singapore Ltd	60,700	38
Jardine Matheson Holdings Ltd	1,864	119
Oversea-Chinese Banking Corp Ltd	2,700	24
Sea Ltd ADR *	1,265	347
Singapore Airlines Ltd	31,000	112
Singapore Technologies Engineering Ltd	25,400	73
Singapore Telecommunications Ltd	570,500	972
Venture Corp Ltd	6,400	91
Wilmar International Ltd	29,500	99

		2,178

Spain — 0.0%
Aena SME SA *(C)	513	84
Cellnex Telecom SA (C)	1,317	84
Enagas SA	3,003	69
Endesa SA	5,109	124
Ferrovial SA	2,453	72
Grifols SA	5,142	139
Iberdrola SA	8,302	101
Industria de Diseno Textil SA	3,329	117
Naturgy Energy Group SA	5,272	136
Red Electrica Corp SA	3,414	64
Repsol SA, Cl A	6,896	86
Siemens Gamesa Renewable Energy SA	1,571	53

		1,129

Sweden — 0.1%
Atlas Copco AB, Cl A	345	21
Electrolux AB	3,309	92
Essity AB, Cl B	1,340	44
H & M Hennes & Mauritz, Cl B	2,264	54
ICA Gruppen AB	3,041	142
Lundin Petroleum AB	19,374	686
Nordea Bank Abp *	6,982	78
Skandinaviska Enskilda Banken AB, Cl A	7,936	103

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Svenska Cellulosa AB SCA, Cl B	4,559	$75
Svenska Handelsbanken AB, Cl A	7,194	81
Swedbank AB, Cl A	4,910	91
Tele2 AB, Cl B	14,343	196
Telefonaktiebolaget LM Ericsson, Cl B	10,512	132
Telia Co AB	50,331	223

		2,018

Switzerland — 0.2%
Adecco Group AG	1,187	81
Baloise Holding AG	496	77
Barry Callebaut AG	104	242
Chocoladefabriken Lindt & Spruengli AG	1	105
Cie Financiere Richemont SA, Cl A	936	113
Geberit AG	215	161
Givaudan SA	26	121
LafargeHolcim Ltd	1,540	93
Lonza Group AG	296	210
Nestle SA	1,850	231
Novartis AG	1,048	96
Partners Group Holding AG	76	115
Schindler Holding AG	179	52
SGS SA, Cl B	41	127
Sika AG	195	64
Sonova Holding AG	526	198
Straumann Holding AG	96	153
Swatch Group AG/The, Cl B	251	86
Swiss Life Holding AG	180	88
Swiss Prime Site AG ‡	588	58
Swisscom AG	2,529	1,445
Temenos AG	715	115
UBS Group AG	5,937	91
Vifor Pharma AG	505	65
Zurich Insurance Group AG	87	35

		4,222

United Kingdom — 0.2%
Admiral Group PLC	1,718	75
Anglo American PLC	1,722	68
Antofagasta PLC	4,517	90
Associated British Foods PLC	2,191	67
AstraZeneca PLC	1,317	158
Auto Trader Group PLC (C)	16,934	148
AVEVA Group	1,393	71
Barratt Developments PLC	2,222	21
BP PLC	106,527	464
British American Tobacco PLC	1,681	65
BT Group PLC, Cl A	64,702	173
Bunzl PLC	3,000	99
Burberry Group PLC	2,013	58
Coca-Cola European Partners PLC	1,665	99
Coca-Cola HBC AG	2,429	88

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Compass Group PLC	3,169	$67
DCC PLC	732	60
Diageo PLC	2,888	138
Experian PLC	2,610	101
GlaxoSmithKline PLC	6,114	120
Halma PLC	5,482	204
Hikma Pharmaceuticals PLC	4,056	137
HSBC Holdings PLC	22,379	129
Imperial Brands PLC	3,182	68
Informa PLC *	13,266	92
InterContinental Hotels Group PLC	743	49
J Sainsbury PLC	33,428	126
Johnson Matthey PLC	1,866	79
Kingspan Group PLC	608	57
Linde PLC	660	191
National Grid PLC	26,031	331
NMC Health PLC *	12,179	—
Ocado Group PLC *	1,150	32
Pearson PLC	15,495	178
Persimmon PLC	1,027	42
Reckitt Benckiser Group PLC	405	36
RELX PLC	3,034	80
Rio Tinto PLC	815	67
Rolls-Royce Holdings PLC	19,553	27
Royal Dutch Shell PLC, Cl B	25,464	492
Sage Group PLC/The	12,410	117
Severn Trent PLC	6,494	224
Smith & Nephew PLC	7,784	168
Smiths Group PLC	3,056	67
Smurfit Kappa Group PLC	3,031	164
Spirax-Sarco Engineering	249	47
SSE PLC	8,543	177
United Utilities Group PLC, Cl B	16,150	217
Vodafone Group PLC	67,936	114
Whitbread PLC *	1,095	47
Wm Morrison Supermarkets PLC	34,659	118
WPP PLC	8,141	110

		6,217

Total Foreign Common Stock (Cost $57,332) ($ Thousands)		69,029

COMMON STOCK — 2.5%

Communication Services — 0.2%
Activision Blizzard Inc	2,448	234
Alphabet Inc, Cl A *	115	281
AT&T Inc	11,538	332
Bollore SA	19,190	103
Capcom	5,100	149

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Charter Communications Inc, Cl A *	355	$256
Comcast Corp, Cl A	4,650	265
Discovery Inc, Cl A *	5,410	166
DISH Network Corp, Cl A *	4,240	177
Electronic Arts Inc	1,763	254
Facebook Inc, Cl A *	839	292
Fox Corp	6,025	212
Interpublic Group of Cos Inc/The	10,256	333
Live Nation Entertainment Inc *	2,226	195
Lumen Technologies Inc	27,586	375
Netflix Inc *	350	185
News Corp, Cl B	11,316	275
Nexon Co Ltd	5,800	129
Omnicom Group Inc	4,808	385
Publicis Groupe SA	2,651	169
Quebecor Inc, Cl B	3,150	84
Scout24	1,602	135
Softbank Corp	10,500	138
Take-Two Interactive Software Inc, Cl A *	1,489	264
T-Mobile US Inc *	2,109	305
Twitter Inc *	2,423	167
Verizon Communications Inc	10,486	587
ViacomCBS Inc, Cl B	2,272	103
Walt Disney Co/The	1,361	239

		6,789

Consumer Discretionary — 0.2%
Advance Auto Parts Inc	554	114
Amazon.com Inc, Cl A *	29	100
Aptiv PLC *	615	97
AutoZone Inc *	63	94
Berkeley Group Holdings PLC	1,325	84
Best Buy Co Inc	879	101
Booking Holdings Inc *	33	72
BorgWarner Inc	1,798	87
CarMax Inc *	607	78
Chipotle Mexican Grill Inc, Cl A *	60	93
Darden Restaurants Inc	642	94
Dollar General Corp	398	86
Dollar Tree Inc *	704	70
Domino’s Pizza Inc	229	107
DR Horton Inc	1,517	137
eBay Inc	1,485	104
Etsy Inc *	261	54
Expedia Group Inc *	886	145
Ford Motor Co *	6,979	104
Gap Inc/The	1,693	57
General Motors Co *	1,328	79
Hanesbrands Inc	5,402	101
Hasbro Inc	959	91
HelloFresh *	1,032	100
Hilton Worldwide Holdings Inc *	1,035	125

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Home Depot Inc/The	344	$110
Just Eat Takeaway.com *	928	85
Kingfisher PLC	8,953	45
L Brands Inc	1,468	106
Leggett & Platt Inc	1,806	94
Lennar Corp, Cl A	714	71
LKQ Corp *	2,394	118
Lowe’s Cos Inc	368	71
Marriott International Inc/MD, Cl A *	281	38
Matsushita Electric Industrial	20,400	236
McDonald’s Corp	242	56
MGM Resorts International	631	27
Mohawk Industries Inc *	714	137
Newell Brands Inc, Cl B	3,837	105
NIKE Inc, Cl B	427	66
O’Reilly Automotive Inc *	186	105
PulteGroup Inc	545	30
PVH Corp *	953	103
Ralph Lauren Corp, Cl A	665	78
Ross Stores Inc	854	106
Starbucks Corp	1,082	121
Stellantis	4,810	95
Tapestry Inc *	2,823	123
Target Corp, Cl A	521	126
Tesla Inc *	46	31
TJX Cos Inc/The	1,474	99
Tractor Supply Co	712	132
Ulta Beauty Inc *	141	49
Under Armour Inc, Cl A *	2,909	61
VF Corp	958	79
Whirlpool Corp	398	87
Wynn Resorts Ltd *	363	44
Yamada Denki Co Ltd	12,900	60
Yum! Brands Inc	758	87
ZOZO Inc	1,300	44

		5,399

Consumer Staples — 0.4%
Altria Group Inc	3,669	175
Archer-Daniels-Midland Co	2,936	178
Brown-Forman Corp, Cl B	1,763	132
Campbell Soup Co	7,410	338
Church & Dwight Co Inc	2,077	177
Clorox Co/The	1,065	192
Coca-Cola Co/The	3,032	164
Coles Group Ltd	10,674	137
Colgate-Palmolive Co	3,689	300
Conagra Brands Inc	4,939	180
Constellation Brands Inc, Cl A	1,139	266
Cosmos Pharmaceutical Corp	700	103
Costco Wholesale Corp	479	190
Davide Campari-Milano	7,301	98

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	9

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Endeavour Group *	6,248	$30
Estee Lauder Cos Inc/The, Cl A	852	271
General Mills Inc	5,970	364
Hershey Co/The	1,347	235
Hormel Foods Corp	9,195	439
J M Smucker Co/The	2,772	359
Kellogg Co	4,858	312
Kesko Oyj, Cl B	4,597	170
Kimberly-Clark Corp	2,081	278
Kobayashi Pharmaceutical	900	77
Kraft Heinz Co/The	4,956	202
Kroger Co/The	6,207	238
Lamb Weston Holdings Inc	2,378	192
Lion Corp	19,700	334
McCormick & Co Inc/MD	2,162	191
Molson Coors Beverage Co, Cl B *	3,119	167
Mondelez International Inc, Cl A	3,684	230
Monster Beverage Corp *	3,145	287
PepsiCo Inc	1,095	162
Philip Morris International Inc	2,561	254
Pola Orbis Holdings Inc	3,200	84
Procter & Gamble Co/The	2,075	280
Swedish Match	11,190	95
Sysco Corp, Cl A	2,272	177
Tesco	17,126	53
Tsuruha Holdings Inc	900	105
Tyson Foods Inc, Cl A	2,695	199
Walgreens Boots Alliance Inc	4,466	235
Walmart Inc	1,137	160
Welcia Holdings Co Ltd	4,000	131

		8,941

Energy — 0.1%
APA	4,561	99
Baker Hughes Co, Cl A	6,778	155
Cabot Oil & Gas Corp	9,055	158
Chevron Corp	1,364	143
ConocoPhillips	8,119	495
Devon Energy Corp	6,537	191
Diamondback Energy Inc, Cl A	2,478	233
EOG Resources Inc	2,533	211
Exxon Mobil Corp	6,272	396
Hess Corp	3,016	263
Kinder Morgan Inc	8,358	152
Marathon Oil Corp	17,930	244
Marathon Petroleum Corp	842	51
NOV Inc *	9,602	147
ONEOK Inc	2,048	114
Phillips 66	2,119	182
Pioneer Natural Resources Co	950	154
Schlumberger NV, Cl A	6,517	209
Thungela Resources	—	—

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Valero Energy Corp	2,323	$181
Williams Cos Inc/The	6,562	174

		3,952

Financials — 0.1%
Allstate Corp/The	963	126
American International Group Inc	273	13
Ameriprise Financial Inc	518	129
Aon PLC, Cl A	234	56
Arthur J Gallagher & Co	347	49
Assurant Inc	976	152
Bank of America Corp	1,088	45
Bank of New York Mellon Corp/The	1,593	82
BlackRock Inc	75	66
Capital One Financial Corp	280	43
Cboe Global Markets Inc	436	52
Charles Schwab Corp/The	1,358	99
Chubb Ltd	198	31
Cincinnati Financial Corp	315	37
Citizens Financial Group Inc	2,888	132
Discover Financial Services	794	94
Equities	570	21
Eurazeo	468	41
Fifth Third Bancorp	3,964	152
Franklin Resources Inc	2,773	89
Globe Life Inc	870	83
Goldman Sachs Group Inc/The	156	59
Hartford Financial Services Group Inc/The	671	42
Huntington Bancshares Inc/OH	2,954	42
Intercontinental Exchange Inc	482	57
Invesco Ltd	3,850	103
Japan Post Holdings Co Ltd	13,200	108
JPMorgan Chase & Co	293	45
KeyCorp	2,956	61
Kinnevik	1,565	63
Loews Corp	1,583	86
London Stock Exchange Group	368	41
M&T Bank Corp	598	87
MarketAxess Holdings Inc	80	37
Marsh & McLennan Cos Inc	634	89
MetLife Inc	351	21
Morgan Stanley	1,357	124
MSCI Inc, Cl A	231	123
Nasdaq Inc, Cl A	368	65
Nomura Holdings	6,600	34
Northern Trust Corp	370	43
ORIX	3,400	57
People’s United Financial Inc	7,837	134
PNC Financial Services Group Inc/The	607	116
Principal Financial Group Inc, Cl A	1,498	95
Progressive Corp/The	529	52
Prudential Financial Inc	736	75

10	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Raymond James Financial Inc	1,182	$154
Regions Financial Corp	3,285	66
State Street Corp	770	63
SVB Financial Group, Cl B *	177	98
Synchrony Financial	2,695	131
T Rowe Price Group Inc	327	65
Travelers Cos Inc/The	101	15
US Bancorp	2,336	133
Wells Fargo & Co	1,682	76
Willis Towers Watson PLC	490	113

		4,365

Health Care — 0.4%
Abbott Laboratories	643	75
AbbVie Inc	968	109
ABIOMED Inc *	280	87
Agilent Technologies Inc	1,033	153
Alcon Inc	2,354	165
Alexion Pharmaceuticals Inc *	503	92
Align Technology Inc *	126	77
AmerisourceBergen Corp, Cl A	593	68
Amgen Inc, Cl A	646	157
Amplifon	2,640	130
Anthem Inc	269	103
Baxter International Inc	1,597	129
Becton Dickinson and Co	396	96
Biogen Inc *	427	148
Bio-Rad Laboratories Inc, Cl A *	142	91
Boston Scientific Corp *	2,255	96
Bristol-Myers Squibb Co	1,520	102
Cardinal Health Inc	1,236	71
Centene Corp *	1,160	85
Cerner Corp	2,555	200
Cigna Corp	365	86
Cooper Cos Inc/The, Cl A	327	130
CVS Health Corp	1,342	112
Danaher Corp, Cl A	606	163
DaVita Inc *	510	61
DENTSPLY SIRONA Inc	1,707	108
Dexcom Inc *	215	92
DiaSorin SpA	1,772	335
Edwards Lifesciences Corp, Cl A *	1,150	119
Eli Lilly and Co	431	99
Eurofins Scientific	990	113
Gilead Sciences Inc	1,887	130
HCA Healthcare Inc	406	84
Henry Schein Inc *	950	70
Hologic Inc *	720	48
Humana Inc	212	94
IDEXX Laboratories Inc *	187	118
Illumina Inc *	236	112
Incyte Corp *	1,159	97

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Intuitive Surgical Inc *	130	$120
Johnson & Johnson	1,720	283
Laboratory Corp of America Holdings *	675	186
McKesson Corp	787	150
Medtronic PLC	1,787	222
Merck & Co Inc	1,941	151
Mettler-Toledo International Inc *	80	111
Organon *	194	6
PerkinElmer Inc	728	112
Perrigo Co PLC	1,841	84
Pfizer Inc	2,320	91
Quest Diagnostics Inc	658	87
Regeneron Pharmaceuticals Inc *	259	145
ResMed Inc	487	120
Roche Holding	484	197
Sartorius Stedim Biotech	446	211
Shionogi & Co Ltd	1,600	84
Stryker Corp	346	90
Thermo Fisher Scientific Inc	120	61
UnitedHealth Group Inc	200	80
Universal Health Services Inc, Cl B	971	142
Vertex Pharmaceuticals Inc *	617	124
Viatris Inc, Cl W *	5,825	83
Waters Corp *	259	89
West Pharmaceutical Services Inc	276	99
Zimmer Biomet Holdings Inc	639	103
Zoetis Inc, Cl A	653	122

		7,758

Industrials — 0.2%
3M Co	411	82
A O Smith Corp	980	71
Alaska Air Group Inc *	511	31
Allegion PLC	654	91
AMETEK Inc	926	124
Ballard Power Systems *	2,282	41
Carrier Global Corp	916	44
CH Robinson Worldwide Inc	631	59
Cintas Corp	146	56
Copart Inc *	726	96
CSX Corp	2,961	95
Cummins Inc	289	71
Daifuku Co Ltd	500	46
Delta Air Lines Inc, Cl A *	1,126	49
Dover Corp	565	85
Eaton Corp PLC	402	60
Emerson Electric Co	986	95
Epiroc, Cl A	416	9
Equifax Inc	349	84
Expeditors International of Washington Inc	870	110
Fastenal Co, Cl A	1,178	61
Fortive Corp	1,754	122

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	11

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Fortune Brands Home & Security Inc	492	$49
General Dynamics Corp	849	160
General Electric Co	5,173	70
GFL Environmental	1,398	45
Hitachi Construction Machinery Co Ltd	1,100	34
Honeywell International Inc	255	56
Howmet Aerospace Inc *	2,374	82
Huntington Ingalls Industries Inc, Cl A	251	53
IHS Markit Ltd	978	110
Illinois Tool Works Inc	606	135
Ingersoll Rand Inc *	1,458	71
Jacobs Engineering Group Inc	539	72
JB Hunt Transport Services Inc	390	64
Johnson Controls International PLC	3,007	206
Kansas City Southern	477	135
Knorr-Bremse AG	603	69
L3Harris Technologies Inc	320	69
Legrand SA	1,748	185
Lockheed Martin Corp	186	70
Masco Corp	1,288	76
MonotaRO	4,700	111
Nielsen Holdings PLC	2,219	55
Nippon Yusen	4,400	223
Norfolk Southern Corp	347	92
Northrop Grumman Corp	381	138
NSK	7,500	63
Otis Worldwide Corp	879	72
PACCAR Inc	370	33
Parker-Hannifin Corp, Cl A	549	169
Pentair PLC	1,382	93
Quanta Services Inc	797	72
Rational	61	55
Raytheon Technologies Corp	905	77
Rentokil Initial	12,011	82
Robert Half International Inc	845	75
Rockwell Automation Inc	289	83
Rollins Inc	4,270	146
Snap-on Inc	986	220
Southwest Airlines Co, Cl A *	1,959	104
Teledyne Technologies Inc *	176	74
Teleperformance	98	40
Textron Inc	2,178	150
Trane Technologies PLC	641	118
TransDigm Group Inc *	128	83
Union Pacific Corp	229	50
United Parcel Service Inc, Cl B	363	75
United Rentals Inc *	170	54
Verisk Analytics Inc, Cl A	884	154
Waste Management Inc	830	116
Xinyi Glass Holdings	30,000	122

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Xylem Inc/NY	691	$83

		6,475

Information Technology — 0.2%
Accenture PLC, Cl A	286	84
Adobe Inc *	192	112
Advanced Micro Devices Inc *	498	47
Akamai Technologies Inc *	831	97
Analog Devices Inc	376	65
ANSYS Inc *	288	100
Applied Materials Inc	1,164	166
Arista Networks Inc *	322	117
Autodesk Inc, Cl A *	232	68
Automatic Data Processing Inc	354	70
Broadcom Inc	192	92
Cadence Design Systems Inc *	1,227	168
Check Point Software Technologies Ltd *	1,215	141
Cisco Systems Inc/Delaware	2,109	112
Citrix Systems Inc	584	68
Cognizant Technology Solutions Corp, Cl A	1,546	107
Corning Inc, Cl B	2,864	117
CyberArk Software Ltd *	1,251	163
DXC Technology Co *	1,512	59
F5 Networks Inc, Cl A *	420	78
Fidelity National Information Services Inc, Cl B	799	113
Fiserv Inc, Cl A *	790	84
FleetCor Technologies Inc *	390	100
Fortinet Inc *	468	111
Fujitsu Ltd	400	75
Gartner Inc *	1,003	243
Global Payments Inc	436	82
Hewlett Packard Enterprise Co	8,829	129
HP Inc	2,363	71
Intel Corp	1,628	91
International Business Machines Corp	341	50
Intuit Inc	357	175
IPG Photonics Corp *	338	71
Jack Henry & Associates Inc	575	94
Juniper Networks Inc	2,925	80
Keysight Technologies Inc *	736	114
KLA Corp	464	150
Logitech International SA	1,488	180
Microchip Technology Inc	571	86
Micron Technology Inc *	831	71
Microsoft Corp	768	208
Motorola Solutions Inc	235	51
NetApp Inc	725	59
NortonLifeLock Inc	4,139	113
NVIDIA Corp	114	91
Oracle Corp, Cl B	2,724	212
Paychex Inc	656	70

12	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Paycom Software Inc *	198	$72
Qorvo Inc *	628	123
QUALCOMM Inc	570	81
Ricoh Co Ltd	5,000	56
salesforce.com Inc *	252	62
Seagate Technology Holdings	1,509	133
ServiceNow Inc *	159	87
Skyworks Solutions Inc	656	126
Synopsys Inc *	211	58
Tecmo Koei Holdings	2,480	121
Texas Instruments Inc	282	54
Tyler Technologies Inc *	247	112
VeriSign Inc *	681	155
Western Digital Corp *	1,138	81
Western Union Co/The	3,204	74
Wix.com Ltd *	719	209
Xero *	1,105	114
Xilinx Inc	654	95
Zebra Technologies Corp, Cl A *	113	60

		6,878

Materials — 0.2%
Air Products and Chemicals Inc	580	167
Albemarle Corp	1,075	181
Amcor PLC	12,350	142
ASM International	322	106
Avery Dennison Corp	1,153	242
B2Gold Corp	17,283	73
Ball Corp	1,307	106
BHP Group	3,324	98
Boliden	2,335	90
Celanese Corp, Cl A	628	95
CF Industries Holdings Inc	3,811	196
Corteva Inc	5,121	227
Dow Inc	2,337	148
DuPont de Nemours Inc	705	55
Eastman Chemical Co	1,987	232
Ecolab Inc	731	150
Evolution Mining Ltd	51,564	174
FMC Corp	1,834	198
Freeport-McMoRan Inc, Cl B	3,462	128
International Flavors & Fragrances Inc	1,993	298
International Paper Co	1,705	104
Kirkland Lake Gold Ltd	1,686	65
LyondellBasell Industries NV, Cl A	1,153	119
Martin Marietta Materials Inc, Cl A	696	245
Mosaic Co/The	5,396	172
Newcrest Mining Ltd	3,749	71
Newmont Corp	4,763	302
Nucor Corp	2,612	251
Packaging Corp of America	1,034	140
Pan American Silver	2,322	66

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
PPG Industries Inc	1,382	$235
Sealed Air Corp	3,350	198
Sherwin-Williams Co/The, Cl A	828	226
Sumitomo Chemical	39,700	211
Vulcan Materials Co	1,039	181
Westrock Co	3,440	183
Yamana Gold Inc	14,356	61

		5,936

Real Estate — 0.1%
Alexandria Real Estate Equities Inc ‡	628	114
American Tower Corp, Cl A ‡	353	95
Boston Properties Inc ‡	379	43
Crown Castle International Corp ‡	437	85
Digital Realty Trust Inc, Cl A ‡	526	79
Duke Realty Corp ‡	2,124	101
Equinix Inc ‡	66	53
Equity Residential ‡	1,670	129
Essex Property Trust Inc ‡	198	59
Extra Space Storage Inc ‡	738	121
Federal Realty Investment Trust ‡	1,348	158
Healthpeak Properties Inc ‡	1,687	56
Host Hotels & Resorts Inc *‡	2,919	50
Iron Mountain Inc ‡	1,556	66
Mid-America Apartment Communities Inc ‡	1,107	186
Prologis Inc ‡	549	66
Public Storage ‡	325	98
Realty Income Corp ‡	2,310	154
Regency Centers Corp ‡	515	33
SBA Communications Corp, Cl A ‡	152	48
Simon Property Group Inc ‡	848	111
UDR Inc ‡	2,549	125
Vonovia SE ‡	1,105	72
Vornado Realty Trust ‡	747	35
Welltower Inc ‡	476	40
Weyerhaeuser Co ‡	1,020	35

		2,212

Utilities — 0.4%
AES Corp/The	8,922	233
Alliant Energy Corp	7,767	433
Ameren Corp	5,646	452
American Electric Power Co Inc	5,935	502
American Water Works Co Inc	1,287	198
Atmos Energy Corp	1,688	162
Brookfield Renewable, Cl A	2,401	101
CenterPoint Energy Inc	10,623	260
CMS Energy Corp	7,099	419
Consolidated Edison Inc	7,733	555
Dominion Energy Inc	7,520	553
DTE Energy Co	2,191	284
Duke Energy Corp	3,471	343
Edison International	5,332	308

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	13

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Elia System Operator SA/NV	1,419	$150
Entergy Corp	2,469	246
Evergy Inc	5,347	323
Eversource Energy	5,556	446
Exelon Corp	5,763	255
FirstEnergy Corp	5,862	218
NextEra Energy Inc	3,133	230
NiSource Inc	15,120	370
Northland Power	1,799	61
NRG Energy Inc	6,095	246
Pinnacle West Capital Corp	3,525	289
PPL Corp	9,644	270
Public Service Enterprise Group Inc	5,156	308
Sempra Energy	2,197	291
Southern Co/The	5,517	334
WEC Energy Group Inc	5,563	495
Xcel Energy Inc	7,537	497

		9,832

Total Common Stock (Cost $43,343) ($ Thousands)		68,537

	Face Amount (Thousands)

CORPORATE OBLIGATIONS — 1.6%
Consumer Discretionary — 0.0%
Toyota Motor
3.419%, 07/20/2023 (A)	$500	531
Toyota Motor Credit MTN
3.200%, 01/11/2027 (A)	750	823
2.625%, 01/10/2023 (A)	375	388
University of Southern California
5.250%, 10/01/2111 (A)	100	154

		1,896

Consumer Staples — 0.1%
Colgate-Palmolive MTN
2.250%, 11/15/2022 (A)	1,250	1,284
Procter & Gamble Co/The
2.150%, 08/11/2022 (A)	250	255

		1,539

Energy — 0.1%
Chevron Corp
2.954%, 05/16/2026 (A)	1,000	1,084
Equinor ASA
2.450%, 01/17/2023 (A)	1,250	1,289
Nexen Inc
5.875%, 03/10/2035 (A)	100	123
Shell International Finance BV
3.250%, 05/11/2025 (A)	250	271

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
XTO Energy Inc
6.750%, 08/01/2037 (A)	$300	$439

		3,206

Financials — 1.0%
Bank of Montreal MTN
2.550%, 11/06/2022 (A)	250	257
1.900%, 08/27/2021 (A)	750	752
Bank of New York Mellon
3.550%, 09/23/2021 (A)	200	201
Bank of Nova Scotia
2.700%, 03/07/2022 (A)	500	509
Berkshire Hathaway Inc
3.400%, 01/31/2022 (A)	150	153
2.750%, 03/15/2023 (A)	1,000	1,038
BlackRock Inc
3.375%, 06/01/2022 (A)	500	514
Canadian Imperial Bank of Commerce
2.550%, 06/16/2022 (A)	500	511
CME Group
3.000%, 09/15/2022 (A)	100	103
3.000%, 03/15/2025 (A)	1,000	1,071
FMS Wertmanagement
2.750%, 03/06/2023 (A)	375	391
2.750%, 01/30/2024 (A)	375	397
2.000%, 08/01/2022 (A)	875	892
Kreditanstalt fuer Wiederaufbau
2.875%, 04/03/2028 (A)	375	416
2.625%, 02/28/2024 (A)	1,000	1,058
2.500%, 11/20/2024 (A)	1,000	1,063
2.375%, 08/25/2021 (A)	1,000	1,003
2.125%, 03/07/2022 (A)	500	507
2.125%, 06/15/2022 (A)	500	509
2.125%, 01/17/2023 (A)	1,250	1,287
2.000%, 09/29/2022 (A)	750	767
Landwirtschaftliche Rentenbank
2.500%, 11/15/2027 (A)	125	135
2.375%, 06/10/2025 (A)	625	664
2.250%, 10/01/2021 (A)	1,000	1,005
2.000%, 01/13/2025 (A)	250	262
Landwirtschaftliche Rentenbank MTN
1.750%, 07/27/2026 (A)	1,125	1,170
National Australia Bank Ltd
3.000%, 01/20/2023 (A)	200	208
1.875%, 07/12/2021 (A)	750	750
Oesterreichische Kontrollbank
3.125%, 11/07/2023 (A)	250	266
2.625%, 01/31/2022 (A)	250	254
1.625%, 09/17/2022 (A)	250	254
Oesterreichische Kontrollbank AG MTN
2.875%, 03/13/2023 (A)	500	522

14	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Asset Accumulation Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Svensk Exportkredit MTN
3.125%, 11/08/2021 (A)	$375	$379
2.375%, 03/09/2022 (A)	125	127
2.000%, 08/30/2022 (A)	250	255
1.625%, 09/12/2021 (A)	250	251
1.625%, 11/14/2022 (A)	125	127
Svensk Exportkredit AB MTN
2.875%, 03/14/2023 (A)	1,000	1,043
Toronto-Dominion Bank MTN
3.500%, 07/19/2023 (A)	250	266
3.250%, 03/11/2024 (A)	125	134
Wells Fargo Bank
3.625%, 10/22/2021 (A)	250	252
2.082%, VAR ICE LIBOR USD 3 Month+0.650%, 09/09/2022 (A)	500	502
Wells Fargo Bank NA
3.550%, 08/14/2023 (A)	750	798
Westpac Banking
2.000%, 08/19/2021 (A)	750	752

		23,775

Health Care — 0.1%
Johnson & Johnson
5.950%, 08/15/2037 (A)	300	440
3.375%, 12/05/2023 (A)	500	536
2.450%, 03/01/2026 (A)	1,000	1,066
Novartis Capital
4.400%, 05/06/2044 (A)	250	321

		2,363

Industrials — 0.0%
3M Co MTN
5.700%, 03/15/2037 (A)	150	209
GE Capital International Funding Unlimited Co
4.418%, 11/15/2035 (A)	750	899

		1,108

Information Technology — 0.2%
Apple
3.000%, 02/09/2024 (A)	375	398
2.850%, 02/23/2023 (A)	1,000	1,039
2.850%, 05/11/2024 (A)	250	265
2.500%, 02/09/2022 (A)	500	506
2.450%, 08/04/2026 (A)	375	399
2.400%, 05/03/2023 (A)	250	259
Microsoft
3.700%, 08/08/2046 (A)	500	600
3.300%, 02/06/2027 (A)	1,000	1,112
2.125%, 11/15/2022 (A)	500	513
Visa
4.150%, 12/14/2035 (A)	125	154

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.150%, 12/14/2025 (A)	$500	$547
2.800%, 12/14/2022 (A)	125	129
2.150%, 09/15/2022 (A)	125	128

		6,049

Utilities — 0.1%
Duke Energy Carolinas LLC
2.950%, 12/01/2026 (A)	1,000	1,082
Florida Power & Light Co
3.125%, 12/01/2025 (A)	1,000	1,087
Southern California Gas
5.125%, 11/15/2040 (A)	150	195
3.750%, 09/15/2042 (A)	250	283

		2,647

Total Corporate Obligations (Cost $40,840) ($ Thousands)		42,583

	Shares

EXCHANGE TRADED FUNDS — 0.6%

iShares iBoxx $ Investment Grade Corporate Bond ETF	130,327	17,511

Total Exchange Traded Funds (Cost $14,921) ($ Thousands)		17,511

PREFERRED STOCK — 0.0%

Health Care — 0.0%
Sartorius AG (D)	306	159

Materials — 0.0%
FUCHS PETROLUB SE (D)	1,520	74

Total Preferred Stock (Cost $201) ($ Thousands)		233

	Number of Rights
RIGHTS — 0.0%
Singapore Airlines Ltd, Expires 06/23/2021 *	64,790	–

Total Rights (Cost $—) ($ Thousands)		–

Total Investments in Securities —61.1% (Cost $1,580,247) ($ Thousands)		$1,677,073

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	15

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Asset Accumulation Fund (Continued)

A list of the open futures contracts held by the Fund at June 30, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
Amsterdam Index	126	Jul-2021	$22,388	$21,796	$(102)
Australian 10-Year Bond	1,922	Sep-2021	210,290	203,728	(337)
Bloomberg Commodity Index(A)	1,034	Sep-2021	9,834	9,761	(73)
Brent Crude(A)	362	Sep-2021	25,792	26,712	920
Brent Crude(A)	158	Nov-2021	10,961	11,434	473
CAC40 10 Euro Index	222	Jul-2021	17,689	17,126	(274)
Canadian 10-Year Bond	1,628	Sep-2021	193,972	191,316	2,350
Coffee C(A)	142	Sep-2021	8,035	8,507	471
Coffee C	71	Sep-2021	4,257	4,253	(4)
Copper	73	Oct-2021	8,277	7,827	(449)
Corn(A)	309	Sep-2021	8,722	9,258	536
Corn(A)	204	Dec-2021	6,219	6,003	(216)
Cotton No. 2(A)	160	Dec-2021	6,715	6,792	77
DAX Index	45	Sep-2021	21,465	20,717	(275)
Euro STOXX 50	264	Sep-2021	13,194	12,697	(233)
Euro-Bob	767	Sep-2021	125,522	122,021	76
Euro-BTP	271	Sep-2021	49,758	48,660	329
Euro-Bund	666	Sep-2021	139,434	136,329	624
Euro-Buxl	123	Sep-2021	30,032	29,646	476
Feeder Cattle(A)	1	Oct-2021	79	79	(1)
Feeder Cattle(A)	49	Aug-2021	3,783	3,788	6
Feeder Cattle(A)	45	Oct-2021	3,530	3,542	12
FTSE 100 Index	169	Sep-2021	16,898	16,297	(243)
FTSE MIB Index	98	Sep-2021	15,205	14,530	(343)
FTSE Taiwan Index	35	Aug-2021	2,109	2,135	26
FTSE/JSE Top 40 Index	132	Sep-2021	5,895	5,535	(146)
Gasoline	134	Sep-2021	12,133	12,513	380
Gasoline(A)	2	Aug-2021	175	188	13
Gold	278	Aug-2021	50,829	49,251	(1,578)
Hang Seng China Enterprises Index	253	Aug-2021	17,440	17,219	(213)
Hang Seng Index	72	Aug-2021	13,399	13,272	(122)
IBEX	40	Jul-2021	4,443	4,169	(177)
Japanese 10-Year Bond	117	Sep-2021	161,810	159,904	331
Japanese 10-Year Government Bond E-MINI	1,860	Sep-2021	257,351	254,323	586
KC HRW Wheat	46	Sep-2021	1,480	1,516	36
KOSPI 200 Index	128	Sep-2021	12,409	12,470	169
Lean Hogs	129	Aug-2021	5,892	5,328	(564)
Live Cattle	125	Sep-2021	5,917	6,136	219
Live Cattle(A)	87	Nov-2021	4,332	4,460	128
LME Copper(A)	74	Sep-2021	16,616	17,347	732
LME Lead(A)	32	Sep-2021	1,631	1,817	186
LME Nickel	116	Sep-2021	12,089	12,677	588
LME Primary Aluminum	272	Sep-2021	15,973	17,167	1,194
LME Primary Aluminum(A)	172	Sep-2021	10,907	10,855	(51)
LME Zinc(A)	47	Sep-2021	3,299	3,498	199
LME Zinc(A)	114	Sep-2021	8,568	8,484	(84)
Long Gilt 10-Year Bond	774	Oct-2021	139,198	136,969	1,167
Low Sulphur Gasoil(A)	107	Sep-2021	6,445	6,417	(28)
Low Sulphur Gasoil(A)	66	Aug-2021	3,724	3,948	224
Low Sulphur Gasoil(A)	104	Dec-2021	5,997	6,198	202
MSCI Emerging Markets	1,792	Sep-2021	122,309	122,394	85
Natural Gas	161	Aug-2021	5,644	5,835	191
Natural Gas(A)	414	Oct-2021	12,805	14,983	2,177
NY Harbor ULSD(A)	148	Sep-2021	13,325	13,244	(81)

16	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Asset Accumulation Fund (Continued)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)

NY Harbor ULSD(A)	72	Aug-2021	$6,309	$6,436	$127

NYMEX Cocoa(A)	104	Dec-2021	2,516	2,526	10

NYMEX Cocoa(A)	296	Sep-2021	7,340	7,071	(269)

OMX Stockholm 30	163	Jul-2021	4,473	4,319	(39)

Russell 2000 Index E-MINI	1,420	Sep-2021	165,364	163,854	(1,510)

S&P - Goldman Sachs Commodity Index(A)	417	Jul-2021	54,805	55,972	1,167

S&P 500 Index E-MINI	2,203	Sep-2021	466,529	472,389	5,861

S&P Mid Cap 400 Index E-MINI	89	Sep-2021	24,326	23,962	(363)

S&P TSX 60 Index	156	Sep-2021	30,717	30,311	214

SGX Nifty 50	369	Aug-2021	11,676	11,621	(55)

Silver	162	Oct-2021	22,653	21,217	(1,436)

Soybean	68	Nov-2021	4,874	4,757	(117)

Soybean(A)	62	Nov-2021	4,221	4,337	116

Soybean Meal	77	Dec-2021	3,002	2,939	(63)

Soybean Meal(A)	62	Aug-2021	2,427	2,341	(87)

Soybean Oil(A)	19	Sep-2021	674	719	45

Soybean Oil	94	Dec-2021	3,675	3,540	(135)

SPI 200 Index	132	Sep-2021	18,409	17,895	(109)

Sugar No. 11	988	Oct-2021	19,112	19,796	685

TOPIX Index	371	Sep-2021	66,345	64,948	(508)

U.S. 2-Year Treasury Note	18	Oct-2021	3,972	3,966	(6)

U.S. 5-Year Interest Rate Swap	1	Sep-2021	98	97	–

U.S. 5-Year Treasury Note	530	Oct-2021	65,591	65,418	(174)

U.S. 10-Year Interest Rate Swap	1,223	Sep-2021	115,032	116,663	1,631

U.S. 10-Year Treasury Note	10,013	Sep-2021	1,320,376	1,326,723	6,347

U.S. Long Treasury Bond	746	Sep-2021	116,467	119,920	3,453

U.S. Ultra Long Treasury Bond	89	Sep-2021	16,455	17,149	694

Wheat(A)	122	Sep-2021	4,275	4,145	(130)

Wheat(A)	191	Sep-2021	6,398	6,489	91

WTI Crude Oil	107	Aug-2021	7,783	7,786	3

WTI Crude Oil(A)	125	Jul-2021	8,839	9,184	345

			$4,470,928	$4,461,561	$25,377

A list of the open forward foreign currency contracts held by the Fund at June 30, 2021 is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)

Barclays PLC	07/29/21	EUR	131,100	USD	156,055	$501

BNYMellon	07/29/21	AUD	4,500	USD	3,426	48

BNYMellon	07/29/21	CAD	7,400	USD	6,021	44

BNYMellon	07/29/21	JPY	11,268	USD	102	—

BNYMellon	07/29/21	HKD	46,100	USD	5,940	3

Brown Brothers Harriman	07/29/21	GBP	84,000	USD	116,766	735

Citigroup	09/15/21	USD	2,230	GBP	1,597	(24)

Citigroup	09/15/21	USD	5,122	EUR	4,295	(21)

Citigroup	09/15/21	CNH	4,050	USD	624	1

Citigroup	09/15/21	CNH	1,450	USD	223	—

Citigroup	09/15/21	USD	5,546	CZK	115,500	(176)

Citigroup	09/15/21	USD	1,436	CLP	1,053,175	8

Citigroup	09/15/21	USD	4,388	CLP	3,159,525	(56)

Citigroup	09/15/21	USD	9,018	HUF	2,590,450	(275)

Citigroup	09/15/21	USD	6,283	RUB	469,150	70

Citigroup	09/15/21	USD	2,819	RUB	206,050	(28)

Citigroup	09/15/21	USD	11,790	PLN	43,400	(383)

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	17

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Asset Accumulation Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)

Citigroup	09/15/21	USD	12,971	BRL	69,100	$674

Citigroup	09/15/21	USD	13,194	CNH	85,450	(41)

Citigroup	09/15/21	ZAR	14,700	USD	1,024	4

Citigroup	09/15/21	USD	17,848	ZAR	251,800	(380)

Citigroup	09/15/21	USD	18,947	MXN	382,050	56

Citigroup	09/15/21	USD	237	MXN	4,750	(1)

Citigroup	09/15/21	PLN	4,350	USD	1,156	13

Citigroup	09/15/21	PLN	15,050	USD	3,940	(15)

Citigroup	09/15/21	GBP	22,075	USD	31,248	753

Citigroup	09/15/21	USD	22,895	KRW	25,620,600	(218)

Citigroup	09/15/21	USD	23,240	INR	1,726,200	(231)

Citigroup	09/15/21	MXN	5,100	USD	256	3

Citigroup	09/15/21	MXN	25,750	USD	1,240	(40)

Citigroup	09/15/21	EUR	106,437	USD	130,276	3,861

Citigroup	09/15/21	INR	291,100	USD	3,885	6

Citigroup	09/15/21	HUF	550,750	USD	1,844	(15)

Citigroup	09/15/21	CLP	841,150	USD	1,169	16

Citigroup	09/15/21	CLP	865,750	USD	1,177	(10)

Citigroup	09/15/21	KRW	2,582,500	USD	2,278	(7)

JPMorgan Chase Bank	09/15/21	USD	2,819	RUB	206,050	(29)

JPMorgan Chase Bank	09/15/21	USD	4,351	EUR	3,650	(16)

JPMorgan Chase Bank	09/15/21	CNH	4,050	USD	624	—

JPMorgan Chase Bank	09/15/21	CNH	1,450	USD	223	(1)

JPMorgan Chase Bank	09/15/21	USD	5,546	CZK	115,500	(177)

JPMorgan Chase Bank	09/15/21	USD	1,436	CLP	1,053,175	8

JPMorgan Chase Bank	09/15/21	USD	4,388	CLP	3,159,525	(56)

JPMorgan Chase Bank	09/15/21	USD	6,283	RUB	469,150	69

JPMorgan Chase Bank	09/15/21	USD	9,018	HUF	2,590,450	(275)

JPMorgan Chase Bank	09/15/21	USD	11,790	PLN	43,400	(384)

JPMorgan Chase Bank	09/15/21	USD	12,971	BRL	69,100	674

JPMorgan Chase Bank	09/15/21	USD	13,194	CNH	85,450	(41)

JPMorgan Chase Bank	09/15/21	ZAR	14,700	USD	1,024	4

JPMorgan Chase Bank	09/15/21	GBP	17,597	USD	24,915	606

JPMorgan Chase Bank	09/15/21	USD	17,848	ZAR	251,800	(381)

JPMorgan Chase Bank	09/15/21	USD	18,947	MXN	382,050	56

JPMorgan Chase Bank	09/15/21	USD	237	MXN	4,750	(1)

JPMorgan Chase Bank	09/15/21	PLN	4,350	USD	1,156	12

JPMorgan Chase Bank	09/15/21	PLN	15,050	USD	3,940	(15)

JPMorgan Chase Bank	09/15/21	USD	22,895	KRW	25,620,600	(219)

JPMorgan Chase Bank	09/15/21	USD	23,239	INR	1,726,200	(230)

JPMorgan Chase Bank	09/15/21	MXN	5,100	USD	256	2

JPMorgan Chase Bank	09/15/21	MXN	25,750	USD	1,240	(41)

JPMorgan Chase Bank	09/15/21	EUR	106,437	USD	130,276	3,860

JPMorgan Chase Bank	09/15/21	INR	291,100	USD	3,885	5

JPMorgan Chase Bank	09/15/21	HUF	550,750	USD	1,844	(16)

JPMorgan Chase Bank	09/15/21	CLP	841,150	USD	1,169	15

JPMorgan Chase Bank	09/15/21	CLP	865,750	USD	1,177	(10)

JPMorgan Chase Bank	09/15/21	KRW	2,582,500	USD	2,278	(8)

18	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Asset Accumulation Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
State Street	07/29/21	AUD	52	USD	39	$—
State Street	07/29/21	CHF	4,400	USD	4,810	45
State Street	07/29/21	GBP	4,500	USD	6,261	46
State Street	07/29/21	EUR	15,500	USD	18,554	163
State Street	07/29/21	JPY	2,664,400	USD	24,117	102
						$8,642

A list of open OTC swap agreements held by the Fund at June 30, 2021, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount ($ Thousands)	Value ($ Thousands)	Upfront Payments ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Citibank	Taiwan Index (TAIEX)	NEGATIVE PRICE RETURN	POSITVE PRICE RETURN	At Maturity	07/24/2021	TWD	$4,475	$4,577	$–	$140
JPMorgan Chase	Taiwan Index (TAIEX)	NEGATIVE PRICE RETURN	POSITVE PRICE RETURN	At Maturity	07/24/2021	TWD	8,708	8,900	–	266
Merrill Lynch	Taiwan Index (TAIEX)	NEGATIVE PRICE RETURN	POSITVE PRICE RETURN	At Maturity	07/24/2021	TWD	8,573	8,773	–	273
Citibank	Hang Seng Index	NEGATIVE PRICE RETURN	POSITVE PRICE RETURN	At Maturity	08/02/2021	HKD	2,215	2,178	–	(36)
JPMorgan Chase	Hang Seng Index	NEGATIVE PRICE RETURN	POSITVE PRICE RETURN	At Maturity	08/02/2021	HKD	20,764	20,418	–	(336)
Bank of America	Hang Seng Index	NEGATIVE PRICE RETURN	POSITVE PRICE RETURN	At Maturity	08/02/2021	HKD	14,815	14,565	–	(243)
JPMorgan Chase	Hang Seng Index	NEGATIVE PRICE RETURN	POSITVE PRICE RETURN	At Maturity	08/02/2021	HKD	4,861	4,793	–	(66)
Bank of America	Hang Seng Index	NEGATIVE PRICE RETURN	POSITVE PRICE RETURN	At Maturity	08/02/2021	HKD	16,831	16,590	–	(233)
Merrill Lynch	SGX Nifty 50	NEGATIVE PRICE RETURN	POSITVE PRICE RETURN	At Maturity	08/02/2021	USD	2,845	2,834	–	(10)
Bank of America	Bovespa Index	NEGATIVE PRICE RETURN	POSITVE PRICE RETURN	At Maturity	08/21/2021	BRL	9,631	9,376	–	(342)
Bank of America	Live Cattle (A)	NEGATIVE PRICE RETURN	POSITVE PRICE RETURN	At Maturity	09/02/2021	USD	7,239	7,560	–	321
JPMorgan Chase	KOSPI Index	NEGATIVE PRICE RETURN	POSITVE PRICE RETURN	At Maturity	09/12/2021	KRW	17,078	17,146	–	256
Bank of America	Corn (A)	NEGATIVE PRICE RETURN	POSITVE PRICE RETURN	At Maturity	09/17/2021	USD	7,893	8,270	–	376
Citibank	Wheat (A)	NEGATIVE PRICE RETURN	POSITVE PRICE RETURN	At Maturity	09/17/2021	USD	956	917	–	(39)
Bank of America	Swiss Market	NEGATIVE PRICE RETURN	POSITVE PRICE RETURN	At Maturity	09/21/2021	CHF	17,214	16,900	–	13
Citibank	Sugar (A)	NEGATIVE PRICE RETURN	POSITVE PRICE RETURN	At Maturity	10/03/2021	USD	19	20	–	1
Bank of America	Sugar (A)	NEGATIVE PRICE RETURN	POSITVE PRICE RETURN	At Maturity	10/03/2021	USD	96	100	–	4
Bank of America	Live Cattle (A)	NEGATIVE PRICE RETURN	POSITVE PRICE RETURN	At Maturity	11/01/2021	USD	1,955	1,948	–	(7)
Citibank	Soybean (A)	NEGATIVE PRICE RETURN	POSITVE PRICE RETURN	At Maturity	11/15/2021	USD	10,162	10,213	–	51
Bank of America	Cotton No. 2 (A)	NEGATIVE PRICE RETURN	POSITVE PRICE RETURN	At Maturity	12/11/2021	USD	908	934	–	26
Citibank	Soybean Oil (A)	NEGATIVE PRICE RETURN	POSITVE PRICE RETURN	At Maturity	12/17/2021	USD	1,982	2,184	–	202
Merrill Lynch	Soybean Meal (A)	NEGATIVE PRICE RETURN	POSITVE PRICE RETURN	At Maturity	12/17/2021	USD	4,936	4,733	–	(203)
Citibank	Soybean Meal (A)	NEGATIVE PRICE RETURN	POSITVE PRICE RETURN	At Maturity	12/17/2021	USD	2,696	2,596	–	(100)
Merrill Lynch	Soybean Oil (A)	NEGATIVE PRICE RETURN	POSITVE PRICE RETURN	At Maturity	12/17/2021	USD	6,690	7,456	–	766
								$173,981	$ –	$1,080

A list of open centrally cleared swap agreements held by the Fund at June 30, 2021, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
3 MONTH USD - LIBOR	0.25%	Semi-Annually	09/15/2023	USD	375,557	$(1,012)	$(737)	$(275)
3 MONTH USD - LIBOR	0.50%	Semi-Annually	09/15/2026	USD	121,347	(3,055)	(3,135)	80
3 MONTH USD - LIBOR	1.25%	Semi-Annually	12/15/2026	USD	140,476	1,089	1,684	(595)

						$(2,978)	$(2,188)	$(790)

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	19

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Asset Accumulation Fund (Concluded)

Percentages are based on Net Assets of $2,744,088 ($ Thousands).

*	Non-income producing security.

‡	Real Estate Investment Trust.

(A)	Security, or a portion thereof, is held by the Accumulation Commodity Strategy Subsidiary, Ltd. as of June 30, 2021.

(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2021, the value of these securities amounted to $92,938 ($ Thousands), representing 3.4% of the Net Assets of the Fund.

(D)	No interest rate available.

ADR — American Depositary Receipt

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

CLP — Chilean Peso

CNH — Chinese Yuan Offshore

CZK — Czech Koruna

DAX — German Stock Index

ETF — Exchange-Traded Fund

EUR — Euro

FTSE— Financial Times and Stock Exchange

GBP — British Pound Sterling

HKD — Hong Kong Dollar

HUF — Hungarian Forint

IBEX — Spanish Stock Exchange

ICE— Intercontinental Exchange

INR — Indian Rupee

JPY — Japanese Yen

JSE — Johannesburg Stock Exchange

KOSPI — Korea Composite Stock Price Index

KRW — Korean Won

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

LME — London Metal Exchange

Ltd. — Limited

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

MXN — Mexican Peso

NYMEX — New York Mercantile Exchange

OMX — Offset Market Exchange

PLC — Public Limited Company

PLN — Polish Zloty

RUB — Russian Ruble

S&P— Standard & Poor’s

SPI — Share Price Index

TOPIX - Tokyo Price Index

TSX — Toronto Stock Exchange

TWD — Taiwan Dollar

ULSD — Ultra-Low Sulfur Diesel

USD — U.S. Dollar

VAR — Variable Rate

ZAR — South African Rand

The following is a list of the level of inputs used as of June 30, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
U.S. Treasury Obligations	–	1,005,630	–	1,005,630
Sovereign Debt	2,573	470,977	–	473,550
Foreign Common Stock	69,029	–	–	69,029
Common Stock	68,416	121	–	68,537
Corporate Obligations	–	42,583	–	42,583
Exchange Traded Funds	17,511	–	–	17,511
Preferred Stock	233	–	–	233
Right	–	–	–	–

Total Investments in Securities	157,762	1,519,311	–	1,677,073

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	35,972	–	–	35,972
Unrealized Depreciation	(10,595)	–	–	(10,595)
Forwards Contracts*
Unrealized Appreciation	–	12,463	–	12,463
Unrealized Depreciation	–	(3,821)	–	(3,821)
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	–	2,695	–	2,695
Unrealized Depreciation	–	(1,615)	–	(1,615)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	80	–	80
Unrealized Depreciation	–	(870)	–	(870)

Total Other Financial Instruments	25,377	8,932	–	34,309

*Futures contracts, forward contracts and swaps contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended June 30, 2021, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

20	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 45.3%
Communication Services — 3.6%
Altice France
10.500%, 05/15/2027 (A)	$650	$722
5.125%, 07/15/2029 (A)	370	372
AT&T
4.350%, 03/01/2029	700	811
3.500%, 06/01/2041	350	364
2.750%, 06/01/2031	375	390
2.550%, 12/01/2033 (A)	1,428	1,415
2.300%, 06/01/2027	1,050	1,086
1.650%, 02/01/2028	875	869
Bharti Airtel
3.250%, 06/03/2031 (A)	1,360	1,349
CCO Holdings
4.500%, 05/01/2032	1,000	1,036
Charter Communications Operating
5.125%, 07/01/2049	200	238
4.908%, 07/23/2025	3,200	3,625
3.750%, 02/15/2028	650	717
Clear Channel Outdoor Holdings
7.500%, 06/01/2029 (A)	1,000	1,035
Digicel Group
8.000%, 04/01/2025 (A)	89	75
Digicel International Finance
8.750%, 05/25/2024 (A)	61	63
DISH DBS
7.750%, 07/01/2026	200	227
5.125%, 06/01/2029 (A)	2,525	2,493
Frontier Communications Holdings
5.000%, 05/01/2028 (A)	775	801
Intelsat Jackson Holdings
9.750%, 07/15/2025 (A)(B)	650	379
5.500%, 08/01/2023 (B)	1,747	1,000
Mauritius Investments
6.500%, 10/13/2026	2,470	2,865
4.755%, 11/11/2024	400	427
Millicom International Cellular
6.625%, 10/15/2026 (A)	216	228
6.250%, 03/25/2029 (A)	477	522
Netflix
6.375%, 05/15/2029	490	626
Playtika Holding
4.250%, 03/15/2029 (A)	868	867
Scripps (Escrow Security)
5.875%, 07/15/2027 (A)	450	466
Scripps II (Escrow Security)
5.375%, 01/15/2031 (A)	580	578
Sprint Capital
8.750%, 03/15/2032	510	775
TEGNA
4.625%, 03/15/2028	1,050	1,089

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Telecom Argentina
8.500%, 08/06/2025 (A)	$28	$28
Telecom Italia Capital
6.000%, 09/30/2034	500	577
T-Mobile USA
4.500%, 04/15/2050	1,516	1,805
Townsquare Media
6.875%, 02/01/2026 (A)	902	965
Turk Telekomunikasyon
6.875%, 02/28/2025 (A)	370	408
Urban One
7.375%, 02/01/2028 (A)	740	799
Verizon Communications
3.700%, 03/22/2061	310	332
3.550%, 03/22/2051	140	150
3.400%, 03/22/2041	430	455
2.100%, 03/22/2028	515	526
Vmed O2 UK Financing I
4.750%, 07/15/2031 (A)	490	497
VTR Comunicaciones
5.125%, 01/15/2028 (A)	770	804

		34,856

Consumer Discretionary — 5.8%
Allen Media
10.500%, 02/15/2028 (A)	570	606
Ambience Merger Sub
7.125%, 07/15/2029 (A)	710	717
4.875%, 07/15/2028 (A)	715	717
Banijay Entertainment SASU
5.375%, 03/01/2025 (A)	650	671
Bed Bath & Beyond
5.165%, 08/01/2044	750	697
BorgWarner
5.000%, 10/01/2025 (A)	560	643
Boyne USA
4.750%, 05/15/2029 (A)	830	856
CalAtlantic Group
5.250%, 06/01/2026	330	337
Carnival
9.875%, 08/01/2027 (A)	1,140	1,331
7.875%, 06/01/2027	810	962
Carriage Services
4.250%, 05/15/2029 (A)	440	439
Carrols Restaurant Group
5.875%, 07/01/2029 (A)	260	256
Carvana
5.500%, 04/15/2027 (A)	360	372
CD&R Smokey Buyer
6.750%, 07/15/2025 (A)	441	473
CSC Holdings
5.750%, 01/15/2030 (A)	643	668

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.000%, 11/15/2031 (A)	$709	$712
4.500%, 11/15/2031 (A)	350	352
Dealer Tire
8.000%, 02/01/2028 (A)	1,284	1,384
Diamond Sports Group
6.625%, 08/15/2027 (A)	500	246
5.375%, 08/15/2026 (A)	330	214
Downstream Development Authority of the Quapaw Tribe of Oklahoma
10.500%, 02/15/2023 (A)	940	980
eG Global Finance
6.750%, 02/07/2025 (A)	488	505
Everi Holdings
5.000%, 07/15/2029 (A)	220	220
Expedia Group
4.625%, 08/01/2027	647	731
Ford Motor
8.500%, 04/21/2023	640	714
Ford Motor Credit
4.000%, 11/13/2030	560	587
3.625%, 06/17/2031	700	714
2.900%, 02/16/2028	290	289
Foundation Building Materials
6.000%, 03/01/2029 (A)	355	351
General Motors
5.950%, 04/01/2049	50	68
4.000%, 04/01/2025	250	273
General Motors Financial
5.650%, 01/17/2029	175	213
Genting New York
3.300%, 02/15/2026 (A)	395	399
Getty Images
9.750%, 03/01/2027 (A)	720	772
GrubHub Holdings
5.500%, 07/01/2027 (A)	300	315
Hilton Grand Vacations Borrower Escrow
5.000%, 06/01/2029 (A)	1,475	1,508
Installed Building Products
5.750%, 02/01/2028 (A)	450	474
IRB Holding
6.750%, 02/15/2026 (A)	435	450
L Brands
5.250%, 02/01/2028	740	828
LCM Investments Holdings II
4.875%, 05/01/2029 (A)	950	974
LGI Homes
4.000%, 07/15/2029 (A)	1,439	1,446
Liberty Interactive
8.500%, 07/15/2029	330	376
8.250%, 02/01/2030	120	137
Magic Mergeco
7.875%, 05/01/2029 (A)	580	598

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.250%, 05/01/2028 (A)		$240	$246
Marriott Ownership Resorts
4.500%, 06/15/2029 (A)		280	284
MDC Holdings
6.000%, 01/15/2043		180	232
Melco Resorts Finance
5.375%, 12/04/2029 (A)		920	970
MercadoLibre
3.125%, 01/14/2031		840	823
Metis Merger Sub
6.500%, 05/15/2029 (A)		287	283
MGM China Holdings
4.750%, 02/01/2027 (A)		390	398
NCL
12.250%, 05/15/2024 (A)		1,000	1,208
10.250%, 02/01/2026 (A)		580	674
3.625%, 12/15/2024 (A)		1,600	1,544
NESCO Holdings II
5.500%, 04/15/2029 (A)		284	296
Newell Brands
6.000%, 04/01/2046		536	679
Park River Holdings
5.625%, 02/01/2029 (A)		325	316
Penske Automotive Group
3.750%, 06/15/2029		848	853
PetSmart
4.750%, 02/15/2028 (A)		250	260
PM General Purchaser
9.500%, 10/01/2028 (A)		930	980
Prime Security Services Borrower
3.375%, 08/31/2027 (A)		130	126
Punch Finance
6.125%, 06/30/2026 (A)	GBP	825	1,154
Real Hero Merger Sub 2
6.250%, 02/01/2029 (A)		$155	161
Rent-A-Center
6.375%, 02/15/2029 (A)		370	397
Royal Caribbean Cruises
11.500%, 06/01/2025 (A)		80	92
5.500%, 04/01/2028 (A)		535	560
5.250%, 11/15/2022		415	427
Sands China
5.125%, 08/08/2025		200	223
SeaWorld Parks & Entertainment
9.500%, 08/01/2025 (A)		1,150	1,233
Six Flags Entertainment
5.500%, 04/15/2027 (A)		928	957
Specialty Building Products Holdings
6.375%, 09/30/2026 (A)		1,592	1,667
SRS Distribution
6.125%, 07/01/2029 (A)		1,360	1,400

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
StoneMor
8.500%, 05/15/2029 (A)		$780	$789
Terrier Media Buyer
8.875%, 12/15/2027 (A)		850	919
TUI Cruises GmbH
6.500%, 05/15/2026 (A)	EUR	600	739
Univision Communications
9.500%, 05/01/2025 (A)		$300	331
Viking Cruises
7.000%, 02/15/2029 (A)		260	271
VOC Escrow
5.000%, 02/15/2028 (A)		1,070	1,082
Wendy’s International
7.000%, 12/15/2025		570	641
Wheel Pros
6.500%, 05/15/2029 (A)		575	581
WW International
4.500%, 04/15/2029 (A)		520	524
Wyndham Destinations
6.625%, 07/31/2026 (A)		278	315
Wynn Macau
5.625%, 08/26/2028 (A)		390	407
5.125%, 12/15/2029 (A)		470	484
Wynn Resorts Finance
7.750%, 04/15/2025 (A)		740	797
Yum! Brands
7.750%, 04/01/2025 (A)		27	29
4.750%, 01/15/2030 (A)		454	491

			53,418

Consumer Staples — 1.4%
Altria Group
2.350%, 05/06/2025		425	444
Anheuser-Busch InBev Worldwide
4.750%, 01/23/2029		1,650	1,966
Bellis Acquisition
3.250%, 02/16/2026 (A)	GBP	200	277
Constellation Brands
3.150%, 08/01/2029		$600	644
H-Food Holdings
8.500%, 06/01/2026 (A)		1,090	1,136
HLF Financing Sarl
4.875%, 06/01/2029 (A)		1,639	1,651
Keurig Dr Pepper
4.597%, 05/25/2028		1,000	1,174
Kraft Heinz Foods
5.500%, 06/01/2050		190	247
5.000%, 07/15/2035		1,546	1,896
4.375%, 06/01/2046		1,671	1,894
Lindley
4.625%, 04/12/2023		190	195

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Performance Food Group
6.875%, 05/01/2025 (A)	$3	$3
5.500%, 10/15/2027 (A)	450	473
Post Holdings
4.625%, 04/15/2030 (A)	429	436
Prosperous Ray
4.625%, 11/12/2023	300	322
Triton Water Holdings Inc.
6.250%, 04/01/2029 (A)	470	471
US Foods
4.750%, 02/15/2029 (A)	1,171	1,195

		14,424

Energy — 7.2%
Antero Midstream Partners
5.750%, 03/01/2027 (A)	950	988
Berry Petroleum
7.000%, 02/15/2026 (A)	1,430	1,451
Blue Racer Midstream
7.625%, 12/15/2025 (A)	570	618
Buckeye Partners
4.350%, 10/15/2024	245	256
3.950%, 12/01/2026	860	875
Cenovus Energy
5.375%, 07/15/2025	825	944
Cheniere Corpus Christi Holdings
7.000%, 06/30/2024	250	286
5.125%, 06/30/2027	850	988
Colgate Energy Partners III
5.875%, 07/01/2029 (A)	870	903
Comstock Resources
5.875%, 01/15/2030 (A)	260	265
Continental Resources
4.500%, 04/15/2023	131	136
4.375%, 01/15/2028	100	111
CQP Holdco
5.500%, 06/15/2031 (A)	1,605	1,672
DCP Midstream Operating
6.750%, 09/15/2037 (A)	302	363
6.450%, 11/03/2036 (A)	115	135
5.375%, 07/15/2025	650	724
Devon Energy
5.850%, 12/15/2025	1,021	1,198
5.000%, 06/15/2045	200	235
DT Midstream
4.375%, 06/15/2031 (A)	1,605	1,640
Endeavor Energy Resources
5.500%, 01/30/2026 (A)	330	343
Energy Transfer Operating
4.200%, 09/15/2023	3,225	3,450
EQT
8.500%, 02/01/2030	360	469

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.625%, 05/15/2031 (A)	$1,075	$1,121
Exterran Energy Solutions
8.125%, 05/01/2025	700	620
Gazprom PJSC Via Gaz Capital
4.950%, 03/23/2027 (A)	500	558
Gazprom PJSC Via Gaz Capital MTN
7.288%, 08/16/2037	300	418
Global Partners
6.875%, 01/15/2029	545	585
GNL Quintero
4.634%, 07/31/2029	400	436
ITT Holdings
6.500%, 08/01/2029 (A)	485	494
KazMunayGas National JSC
4.750%, 04/19/2027 (A)	800	912
KazTransGas JSC
4.375%, 09/26/2027 (A)	300	333
Marathon Petroleum
3.800%, 04/01/2028	325	362
3.625%, 09/15/2024	350	377
MEG Energy
7.125%, 02/01/2027 (A)	1,190	1,268
5.875%, 02/01/2029 (A)	500	521
MPLX
4.800%, 02/15/2029	250	293
4.000%, 03/15/2028	950	1,061
Nabors Industries
9.000%, 02/01/2025 (A)	1,597	1,677
NGL Energy Operating
7.500%, 02/01/2026 (A)	1,025	1,076
NGL Energy Partners
7.500%, 11/01/2023	1,150	1,133
NGPL PipeCo
7.768%, 12/15/2037 (A)	1,000	1,431
NuStar Logistics
6.375%, 10/01/2030	670	740
6.000%, 06/01/2026	915	993
Oasis Petroleum
6.375%, 06/01/2026 (A)	700	730
Occidental Petroleum
6.625%, 09/01/2030	700	840
6.125%, 01/01/2031	330	388
ONEOK
6.350%, 01/15/2031	325	420
Parsley Energy
5.625%, 10/15/2027 (A)	480	518
PBF Holding
9.250%, 05/15/2025 (A)	40	40
Petrobras Global Finance BV
5.299%, 01/27/2025	1,160	1,307
Petroleos de Venezuela
6.000%, 10/28/2022 (B)(C)	8,860	230

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.000%, 05/16/2024 (B)(C)	$3,790	$161
6.000%, 11/15/2026 (B)(C)	1,110	47
5.500%, 04/12/2037 (B)(C)	130	6
5.375%, 04/12/2027 (B)(C)	2,570	109
Petroleos Mexicanos
7.690%, 01/23/2050	406	391
6.950%, 01/28/2060	207	183
6.500%, 03/13/2027	430	454
6.490%, 01/23/2027	160	169
6.350%, 02/12/2048	242	206
5.350%, 02/12/2028	180	177
4.500%, 01/23/2026	40	40
Petroleos Mexicanos MTN
6.750%, 09/21/2047	20	18
Phillips 66
3.900%, 03/15/2028	525	589
Plains All American Pipeline
3.650%, 06/01/2022	1,700	1,735
3.600%, 11/01/2024	175	188
Range Resources
9.250%, 02/01/2026	1,740	1,918
5.000%, 03/15/2023	730	756
ReNew Power Synthetic
6.670%, 03/12/2024	200	210
Renewable Energy Group
5.875%, 06/01/2028 (A)	465	488
Sabine Pass Liquefaction
5.625%, 03/01/2025	800	914
Summit Midstream Holdings
5.750%, 04/15/2025	925	849
5.500%, 08/15/2022	1,100	1,086
Summit Midstream Partners
9.500%, VAR ICE LIBOR USD 3
Month+7.430%(D)	1,258	997
Suncor Energy
3.100%, 05/15/2025	400	427
Sunoco
5.500%, 02/15/2026	240	247
4.500%, 05/15/2029 (A)	780	794
Tallgrass Energy Partners
6.000%, 12/31/2030 (A)	230	239
5.500%, 09/15/2024 (A)	472	478
Targa Resources Partners
5.500%, 03/01/2030	130	143
TechnipFMC
6.500%, 02/01/2026 (A)	1,270	1,371
Total Capital International
2.829%, 01/10/2030	1,350	1,450
Transocean
11.500%, 01/30/2027 (A)	3,565	3,810
7.500%, 01/15/2026 (A)	500	430

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Transocean Poseidon
6.875%, 02/01/2027 (A)	$470	$472
Transportadora de Gas del Sur
6.750%, 05/02/2025 (A)	1,250	1,169
USA Compression Partners
6.875%, 04/01/2026	1,175	1,231
Valero Energy
2.850%, 04/15/2025	350	371
Viper Energy Partners
5.375%, 11/01/2027 (A)	660	688
Western Midstream Operating
5.450%, 04/01/2044	1,100	1,185
5.300%, 03/01/2048	530	564
YPF
4.000%, 9.000%, 01/01/2023, 02/12/2026 (A)(E)	825	691

		66,383

Financials — 9.5%
Acrisure
4.250%, 02/15/2029 (A)	975	963
AIA Group
3.900%, 04/06/2028 (A)	475	533
AIA Group MTN
3.200%, 03/11/2025 (A)	425	452
AIB Group MTN
4.750%, 10/12/2023 (A)	550	597
Akbank T.A.S.
6.797%, VAR USD Swap Semi 30/360 5 Yr Curr+4.029%, 04/27/2028	200	201
Alliant Holdings Intermediate
6.750%, 10/15/2027 (A)	760	799
Ally Financial
4.700%, VAR H15T7Y+3.481%(D)	1,325	1,342
American Express
3.404%, VAR ICE LIBOR USD 3 Month+3.285%(D)	370	370
American International Group
4.200%, 04/01/2028	275	316
3.900%, 04/01/2026	325	363
3.400%, 06/30/2030	225	247
Apollo Commercial Real Estate Finance
4.625%, 06/15/2029 (A)	510	503
Aviation Capital Group
5.500%, 12/15/2024 (A)	390	441
1.950%, 01/30/2026 (A)	350	350
Avolon Holdings Funding
5.125%, 10/01/2023 (A)	140	151
4.250%, 04/15/2026 (A)	430	466
2.875%, 02/15/2025 (A)	1,250	1,287

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Banco Bilbao Vizcaya Argentaria
5.875%, VAR EUR Swap Annual 5 Yr+5.660%(D)	EUR	800	$1,025
Banco de Bogota
6.250%, 05/12/2026 (A)		$980	1,073
Banco do Brasil
9.000%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr+6.362%(D)		200	223
6.250%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr+4.398%(D)		1,920	1,960
Banco Mercantil del Norte
7.625%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr+5.353%(A)(D)		200	227
7.500%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr+5.470%(A)(D)		970	1,096
6.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.967%(A)(D)		420	452
Banco Santander
4.250%, 04/11/2027		400	452
3.306%, 06/27/2029		400	435
2.749%, 12/03/2030		200	198
2.746%, 05/28/2025		600	632
Bank of America
6.250%, VAR ICE LIBOR USD 3 Month+3.705%(D)		150	166
3.419%, VAR ICE LIBOR USD 3 Month+1.040%, 12/20/2028		2,115	2,303
Bank of America MTN
4.200%, 08/26/2024		225	247
4.000%, 01/22/2025		1,350	1,482
3.824%, VAR ICE LIBOR USD 3 Month+1.575%, 01/20/2028		1,525	1,692
Banque Ouest Africaine de Developpement
2.750%, 01/22/2033 (A)	EUR	1,870	2,321
Barclays
8.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.672%(D)		$1,170	1,331
7.125%, VAR UK Govt Bonds 5 Year Note Generic Bid Yield+6.579%(D)	GBP	700	1,105
2.852%, VAR United States Secured Overnight Financing Rate+2.714%, 05/07/2026		$725	766
BBVA Bancomer
5.125%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.650%, 01/18/2033 (A)		410	428

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
BNP Paribas
3.375%, 01/09/2025 (A)		$1,000	$1,072
1.323%, VAR United States Secured Overnight Financing Rate+1.004%, 01/13/2027 (A)		675	667
BPCE
4.625%, 09/12/2028 (A)		500	585
2.277%, VAR United States Secured Overnight Financing Rate+1.312%, 01/20/2032 (A)		375	368
BroadStreet Partners
5.875%, 04/15/2029 (A)		1,195	1,219
CIT Group
6.125%, 03/09/2028		195	238
5.250%, 03/07/2025		185	208
Citigroup
6.300%, VAR ICE LIBOR USD 3 Month+3.423%(D)		1,250	1,345
5.900%, VAR ICE LIBOR USD 3 Month+4.230%(D)		675	712
4.125%, 07/25/2028		1,450	1,633
3.400%, 05/01/2026		1,675	1,828
Compass Group Diversified Holdings
5.250%, 04/15/2029 (A)		548	570
Cooperatieve Rabobank UA
4.625%, VAR EUR Swap Annual 5 Yr+4.098%(D)	EUR	1,400	1,824
Credit Bank of Moscow Via CBOM Finance
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+5.416%, 10/05/2027		$470	484
Credit Suisse Group
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+4.600%(A)(D)		410	446
7.250%, VAR USD ICE Swap 11:00 NY 5 Yr+4.332%(A)(D)		200	226
3.869%, VAR ICE LIBOR USD 3 Month+1.410%, 01/12/2029 (A)		600	661
Credit Suisse Group Funding Guernsey
4.550%, 04/17/2026		802	908
Deutsche Bank
6.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.524%(D)		400	422
DP World MTN
5.625%, 09/25/2048		200	250
Eastern & Southern African Trade & Development Bank MTN
5.375%, 03/14/2022		210	215
First Horizon National
4.000%, 05/26/2025		625	689
Freedom Mortgage
7.625%, 05/01/2026 (A)		1,450	1,509
6.625%, 01/15/2027 (A)		1,015	1,021

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Global Aircraft Leasing
6.500%cash/7.250% PIK, 09/15/2024 (A)		$3,078	$3,093
HSBC Holdings
5.250%, VAR EUR Swap Annual 5 Yr+4.383%(D)	EUR	700	868
4.950%, 03/31/2030		$226	273
3.803%, VAR ICE LIBOR USD 3 Month+1.211%, 03/11/2025		700	753
1.645%, VAR United States Secured Overnight Financing Rate+1.538%, 04/18/2026		1,000	1,013
Huarong Finance 2017
4.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+7.773%(D)		200	135
Huarong Finance 2017 MTN
4.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+6.983%(D)		310	192
Huarong Finance II MTN
5.000%, 11/19/2025		210	151
4.625%, 06/03/2026		610	427
Intercontinental Exchange
2.100%, 06/15/2030		800	794
Intesa Sanpaolo MTN
5.710%, 01/15/2026 (A)		1,080	1,222
Itau Unibanco Holding
4.625%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.222%(A)(D)		1,120	1,078
JPMorgan Chase
4.125%, 12/15/2026		3,400	3,846
2.956%, VAR United States Secured Overnight Financing Rate+2.515%, 05/13/2031		250	263
Ladder Capital Finance Holdings LLLP
4.750%, 06/15/2029 (A)		220	220
LD Holdings Group
6.500%, 11/01/2025 (A)		860	883
6.125%, 04/01/2028 (A)		755	754
Lloyds Banking Group
4.947%, VAR EUAMDB05+5.290%(D)	EUR	290	379
Midcap Financial Issuer Trust
6.500%, 05/01/2028 (A)		$1,532	1,603
5.625%, 01/15/2030 (A)		535	537
Morgan Stanley
3.625%, 01/20/2027		750	832
Morgan Stanley MTN
3.950%, 04/23/2027		1,100	1,229
1.794%, VAR United States Secured Overnight Financing Rate+1.034%, 02/13/2032		625	601

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
MPH Acquisition Holdings
5.750%, 11/01/2028 (A)	$1,473	$1,480
Nationstar Mortgage Holdings
5.500%, 08/15/2028 (A)	1,754	1,768
Nationwide Building Society
3.960%, VAR ICE LIBOR USD 3 Month+1.855%, 07/18/2030 (A)	450	505
Natwest Group
8.000%, VAR USD Swap Semi 30/360 5 Yr Curr+5.720%(D)	750	887
3.754%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.100%, 11/01/2029	225	239
2.467%, VAR ICE LIBOR USD 3 Month+2.320%(D)	1,000	991
Navient
5.000%, 03/15/2027	1,100	1,138
NFP
6.875%, 08/15/2028 (A)	1,353	1,424
NMI Holdings
7.375%, 06/01/2025 (A)	570	653
Noble Holdings International
11.000%, 02/15/2028 (C)	248	273
OneMain Finance
4.000%, 09/15/2030	732	726
Park Aerospace Holdings
4.500%, 03/15/2023 (A)	170	179
Raymond James Financial
4.650%, 04/01/2030	400	478
Turkiye Vakiflar Bankasi TAO
6.500%, 01/08/2026 (A)	680	696
UBS Group
7.000%, VAR USD Swap Semi 30/360 5 Yr Curr+4.344%(A)(D)	510	562
UniCredit MTN
7.296%, VAR USD ICE Swap 11:00 NY 5 Yr+4.914%, 04/02/2034 (A)	260	312
5.459%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.750%, 06/30/2035 (A)	440	480
United Wholesale Mortgage
5.500%, 04/15/2029 (A)	1,360	1,360
Wells Fargo
5.875%, VAR ICE LIBOR USD 3 Month+3.990%(D)	525	588
Wells Fargo MTN
4.100%, 06/03/2026	1,575	1,769
Yapi ve Kredi Bankasi
7.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+7.415%, 01/22/2031 (A)	1,050	1,081

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Yapi ve Kredi Bankasi MTN
13.875%, VAR USD Swap Semi 30/360 5 Yr Curr+11.245%(D)		$480	$550
8.250%, 10/15/2024 (A)		500	545
6.100%, 03/16/2023		510	529

			88,454

Health Care — 2.9%
AbbVie
3.200%, 11/21/2029		1,375	1,493
AdaptHealth
6.125%, 08/01/2028 (A)		670	713
4.625%, 08/01/2029 (A)		705	714
Akumin
7.000%, 11/01/2025 (A)		500	519
Bausch Health
5.000%, 01/30/2028 (A)		325	308
5.000%, 02/15/2029 (A)		390	364
4.875%, 06/01/2028 (A)		60	61
Bausch Health Americas
8.500%, 01/31/2027 (A)		830	902
Bayer US Finance II
4.375%, 12/15/2028 (A)		300	344
4.250%, 12/15/2025 (A)		500	557
Becton Dickinson
3.700%, 06/06/2027		690	767
2.823%, 05/20/2030		625	655
CAB SELAS
3.375%, 02/01/2028 (A)	EUR	475	560
Catalent Pharma Solutions
3.125%, 02/15/2029 (A)		$440	426
Cheplapharm Arzneimittel GmbH
5.500%, 01/15/2028 (A)		1,188	1,218
Chrome Holdco SASU
5.000%, 05/31/2029 (A)	EUR	375	455
CHS
6.875%, 04/15/2029 (A)		$700	732
6.125%, 04/01/2030 (A)		1,040	1,056
4.750%, 02/15/2031 (A)		945	949
Cidron Aida Finco Sarl
6.250%, 04/01/2028 (A)	GBP	440	620
CVS Health
3.750%, 04/01/2030		$590	660
DaVita
3.750%, 02/15/2031 (A)		1,760	1,690
Dentsply Sirona
3.250%, 06/01/2030		325	348
DH Europe Finance II Sarl
2.600%, 11/15/2029		175	183
Endo DAC
9.500%, 07/31/2027 (A)		350	357

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Endo Luxembourg Finance I S.a.r.l.
6.125%, 04/01/2029 (A)		$540	$529
Indigo Merger Sub
2.875%, 07/15/2026 (A)		438	445
Jazz Securities DAC
4.375%, 01/15/2029 (A)		717	743
Laboratoire Eimer Selas
5.000%, 02/01/2029 (A)	EUR	225	272
LifePoint Health
5.375%, 01/15/2029 (A)		$1,185	1,155
Organon
5.125%, 04/30/2031 (A)		830	855
4.125%, 04/30/2028 (A)		295	301
Prestige Brands
3.750%, 04/01/2031 (A)		810	781
Prime Security Services Borrower
6.250%, 01/15/2028 (A)		330	351
Radiology Partners
9.250%, 02/01/2028 (A)		400	442
Select Medical
6.250%, 08/15/2026 (A)		450	479
Stryker
1.950%, 06/15/2030		825	816
Tenet Healthcare
6.250%, 02/01/2027 (A)		200	209
Teva Pharmaceutical Finance LLC
6.150%, 02/01/2036		380	418
US Renal Care
10.625%, 07/15/2027 (A)		40	42
Verisure Holding
3.250%, 02/15/2027 (A)	EUR	475	564
Verisure Midholding
5.250%, 02/15/2029 (A)		500	609
Zimmer Biomet Holdings
3.550%, 03/20/2030		$800	876
Zoetis
2.000%, 05/15/2030		1,100	1,095

			27,633

Industrials — 7.1%
AerCap Ireland Capital DAC
6.500%, 07/15/2025		285	334
4.875%, 01/16/2024		400	435
4.625%, 07/01/2022		2,300	2,392
4.500%, 09/15/2023		340	365
Aeropuertos Dominicanos Siglo XXI
6.750%, 03/30/2029 (A)		350	366
Air Lease
3.250%, 03/01/2025		850	906
Air Lease MTN
3.750%, 06/01/2026		600	657

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Allied Universal Holdco
6.000%, 06/01/2029 (A)	$1,000	$1,014
4.625%, 06/01/2028 (A)	340	341
American Airlines
5.750%, 04/20/2029 (A)	1,071	1,158
5.500%, 04/20/2026 (A)	582	616
American Builders & Contractors Supply
3.875%, 11/15/2029 (A)	1,115	1,108
American News
8.500%, 09/01/2026 (A)	1,563	1,750
APi Group DE
4.125%, 07/15/2029 (A)	1,085	1,079
Arcosa
4.375%, 04/15/2029 (A)	500	509
Atkore
4.250%, 06/01/2031 (A)	381	386
Avis Budget Car Rental
5.375%, 03/01/2029 (A)	705	734
BCPE Empire Holdings
7.625%, 05/01/2027 (A)	990	1,014
Beacon Roofing Supply
4.125%, 05/15/2029 (A)	1,035	1,032
Boeing
5.930%, 05/01/2060	410	566
5.805%, 05/01/2050	350	471
5.150%, 05/01/2030	150	178
3.450%, 11/01/2028	375	399
3.250%, 03/01/2028	425	446
Cargo Aircraft Management
4.750%, 02/01/2028 (A)	320	326
Carrier Global
2.493%, 02/15/2027	1,100	1,151
2.242%, 02/15/2025	1,000	1,040
Core & Main Holdings LP
8.625%cash/9.375% PIK, 09/15/2024 (A)	650	663
CoreCivic
8.250%, 04/15/2026	850	882
4.625%, 05/01/2023	280	280
Cornerstone Building Brands
6.125%, 01/15/2029 (A)	567	608
CoStar Group
2.800%, 07/15/2030 (A)	625	635
CP Atlas Buyer
7.000%, 12/01/2028 (A)	955	990
Delta Air Lines
7.000%, 05/01/2025 (A)	700	817
DP World MTN
6.850%, 07/02/2037 (A)	100	135
5.625%, 09/25/2048 (A)	750	937
Dycom Industries
4.500%, 04/15/2029 (A)	1,177	1,187

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
GE Capital Funding
4.400%, 05/15/2030	$425	$495
GE Capital International Funding Unlimited Co
3.373%, 11/15/2025	400	437
General Electric MTN
6.875%, 01/10/2039	77	115
GFL Environmental
5.125%, 12/15/2026 (A)	175	185
4.000%, 08/01/2028 (A)	1,188	1,174
Global Infrastructure Solutions
5.625%, 06/01/2029 (A)	1,095	1,136
Granite Holdings US Acquisition
11.000%, 10/01/2027 (A)	820	914
GYP Holdings III
4.625%, 05/01/2029 (A)	470	472
H&E Equipment Services
3.875%, 12/15/2028 (A)	340	335
Hawaiian Brand Intellectual Property
5.750%, 01/20/2026 (A)	1,365	1,466
Hillenbrand
3.750%, 03/01/2031	589	586
Husky III Holding
13.000%cash/13.750% PIK, 02/15/2025 (A)	600	651
IHS Netherlands Holdco BV
7.125%, 03/18/2025	1,000	1,042
KOC Holding
6.500%, 03/11/2025	2,170	2,338
5.250%, 03/15/2023	1,330	1,371
Legends Hospitality Holding
5.000%, 02/01/2026 (A)	510	532
Madison IAQ
5.875%, 06/30/2029 (A)	879	894
4.125%, 06/30/2028 (A)	179	181
Mexico City Airport Trust
5.500%, 10/31/2046 (A)	400	404
5.500%, 07/31/2047	892	904
4.250%, 10/31/2026 (A)	210	228
3.875%, 04/30/2028 (A)	1,190	1,244
MHP Lux
6.950%, 04/03/2026	1,870	1,986
MV24 Capital BV
6.748%, 06/01/2034	3,175	3,516
Northrop Grumman
3.250%, 01/15/2028	1,950	2,130
Otis Worldwide
2.565%, 02/15/2030	1,425	1,476
Park-Ohio Industries
6.625%, 04/15/2027	1,520	1,547
RR Donnelley & Sons
6.125%, 11/01/2026 (A)	584	615

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Spirit Airlines
1.000%, 05/15/2026		$210	$200
Spirit Loyalty Cayman
8.000%, 09/20/2025 (A)		503	569
Stanley Black & Decker
4.250%, 11/15/2028		650	760
Swire Pacific Financing MTN
4.500%, 10/09/2023		200	216
Titan Acquisition
7.750%, 04/15/2026 (A)		1,465	1,518
TransDigm
8.000%, 12/15/2025 (A)		170	184
7.500%, 03/15/2027		260	277
6.250%, 03/15/2026 (A)		600	633
5.500%, 11/15/2027		1,330	1,387
4.875%, 05/01/2029 (A)		359	362
4.625%, 01/15/2029 (A)		135	135
Triumph Group
7.750%, 08/15/2025		1,161	1,194
Uber Technologies
6.250%, 01/15/2028 (A)		835	899
United Airlines
4.625%, 04/15/2029 (A)		1,040	1,076
4.375%, 04/15/2026 (A)		765	792
United Airlines Pass Through Trust, Ser 2020-1, Cl B
4.875%, 01/15/2026		78	82
Wolverine Escrow
9.000%, 11/15/2026 (A)		105	102
8.500%, 11/15/2024 (A)		1,370	1,329
XPO CNW
6.700%, 05/01/2034		650	777

			68,773

Information Technology — 2.8%
Arches Buyer
6.125%, 12/01/2028 (A)		364	375
Austin BidCo
7.125%, 12/15/2028 (A)		275	282
Banff Merger Sub
9.750%, 09/01/2026 (A)		200	210
Blackboard
10.375%, 11/15/2024 (A)		350	371
Blast Motion
7.000%, 01/15/2024 (A)(F)		520	518
Broadcom
3.500%, 01/15/2028		53	58
3.500%, 02/15/2041 (A)		525	537
3.469%, 04/15/2034 (A)		175	185
3.419%, 04/15/2033 (A)		1,150	1,208
Brunello Bidco
3.500%, 02/15/2028 (A)	EUR	550	652

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	9

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Castle US Holding
9.500%, 02/15/2028 (A)		$839	$875
Clarivate Science Holdings
4.875%, 06/30/2029 (A)		1,206	1,238
3.875%, 06/30/2028 (A)		1,037	1,046
CommScope
8.250%, 03/01/2027 (A)		710	759
Dell International
6.020%, 06/15/2026		1,600	1,921
5.450%, 06/15/2023		525	570
Elastic
4.125%, 07/15/2029 (A)		695	695
Endure Digital
6.000%, 02/15/2029 (A)		2,819	2,791
Global Payments
3.200%, 08/15/2029		225	241
2.650%, 02/15/2025		400	421
Hewlett Packard Enterprise
4.900%, 10/15/2025		1,865	2,123
Imola Merger
4.750%, 05/15/2029 (A)		739	760
ION Trading Technologies Sarl
5.750%, 05/15/2028 (A)		687	713
Lam Research
1.900%, 06/15/2030		300	301
MEGlobal Canada ULC MTN
5.875%, 05/18/2030 (A)		660	813
NXP BV
3.400%, 05/01/2030 (A)		225	246
Open Text Holdings
4.125%, 02/15/2030 (A)		3	3
Paysafe Finance
4.000%, 06/15/2029 (A)		820	808
Prosus
4.850%, 07/06/2027 (A)		740	842
3.680%, 01/21/2030 (A)		250	267
Prosus MTN
4.027%, 08/03/2050 (A)		560	539
Saga
3.375%, 05/12/2024	GBP	610	830
Shift4 Payments
4.625%, 11/01/2026 (A)		$110	115
Sprint Capital
6.875%, 11/15/2028		520	667
Square
3.500%, 06/01/2031 (A)		198	200
Sunny Express Enterprises
3.350%, VAR US Treas Yield Curve Rate T Note Const Mat 3 Yr+4.762%(D)		200	204
Switch
4.125%, 06/15/2029 (A)		300	308

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.750%, 09/15/2028 (A)		$450	$456
TTM Technologies
4.000%, 03/01/2029 (A)		349	351
Uniquify
6.000%, 06/15/2024 (A)		180	180

			25,679

Materials — 2.7%
Anglo American Capital
5.625%, 04/01/2030 (A)		500	612
Ardagh Metal Packaging Finance USA
4.000%, 09/01/2029 (A)		360	357
Axalta Coating Systems
3.375%, 02/15/2029 (A)		1,405	1,373
Berry Global
5.625%, 07/15/2027 (A)		550	582
1.570%, 01/15/2026 (A)		325	325
Braskem Netherlands Finance BV
4.500%, 01/10/2028 (A)		970	1,022
Cleveland-Cliffs
4.875%, 03/01/2031 (A)		715	751
First Quantum Minerals
6.875%, 03/01/2026 (A)		500	523
6.875%, 10/15/2027 (A)		1,100	1,199
Freeport-McMoRan
5.450%, 03/15/2043		750	917
Glencore Funding
4.125%, 03/12/2024 (A)		400	431
Hudbay Minerals
6.125%, 04/01/2029 (A)		380	404
4.500%, 04/01/2026 (A)		280	281
Huntsman International
4.500%, 05/01/2029		375	426
INEOS Quattro Finance II
3.375%, 01/15/2026 (A)		205	208
Ingevity
3.875%, 11/01/2028 (A)		735	729
Kleopatra Finco Sarl
4.250%, 03/01/2026 (A)	EUR	425	506
Kleopatra Holdings 2 SCA
6.500%, 09/01/2026 (A)		375	433
LABL Escrow Issuer
6.750%, 07/15/2026 (A)		$950	1,013
Metinvest BV
7.750%, 04/23/2023 (A)		375	401
Minerals Technologies
5.000%, 07/01/2028 (A)		180	187
Newcrest Finance Pty
3.250%, 05/13/2030 (A)		150	161
NMG Holding
7.125%, 04/01/2026 (A)		490	523

10	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Nouryon Holding BV
8.000%, 10/01/2026 (A)		$650	$689
OCP
3.750%, 06/23/2031 (A)		200	202
Owens-Brockway Glass Container
6.625%, 05/13/2027 (A)		267	290
Pactiv
8.375%, 04/15/2027		1,615	1,833
Rayonier AM Products
7.625%, 01/15/2026 (A)		131	137
Samarco Mineracao
5.750%, 10/24/2023 (B)(C)		200	155
4.125%, 11/01/2022 (B)(C)		200	146
Sasol Financing USA
5.875%, 03/27/2024		1,080	1,154
5.500%, 03/18/2031		440	464
4.375%, 09/18/2026		1,800	1,859
Sealed Air
6.875%, 07/15/2033 (A)		411	520
SRM Escrow Issuer
6.000%, 11/01/2028 (A)		710	753
Suzano Austria GmbH
6.000%, 01/15/2029		530	631
5.750%, 07/14/2026		400	470
3.125%, 01/15/2032		590	584
Syngenta Finance MTN
1.250%, 09/10/2027	EUR	200	241
Teck Resources
3.900%, 07/15/2030		$250	269
Vale Overseas
6.250%, 08/10/2026		880	1,059

			24,820

Real Estate — 1.0%
Agree
2.900%, 10/01/2030		175	183
Alexandria Real Estate Equities
3.375%, 08/15/2031		375	412
Diversified Healthcare Trust
9.750%, 06/15/2025		470	521
Duke Realty
1.750%, 07/01/2030		300	288
Essex Portfolio
3.000%, 01/15/2030		400	421
Five Point Operating
7.875%, 11/15/2025 (A)		590	623
GEO Group
5.875%, 10/15/2024		990	886
IIP Operating Partnership
5.500%, 05/25/2026 (A)		320	329
MPT Operating Partnership
3.692%, 06/05/2028	GBP	544	800

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Realogy Group
9.375%, 04/01/2027 (A)	$617	$686
7.625%, 06/15/2025 (A)	300	325
Service Properties Trust
5.500%, 12/15/2027	810	864
4.350%, 10/01/2024	270	272
Spirit Realty
3.200%, 01/15/2027	600	638
VEREIT Operating Partnership
4.875%, 06/01/2026	1,000	1,152
2.850%, 12/15/2032	375	392
WP Carey
4.250%, 10/01/2026	700	786

		9,578

Utilities — 1.3%
AES
2.450%, 01/15/2031 (A)	340	336
Alliant Energy Finance
4.250%, 06/15/2028 (A)	125	142
American Electric Power
2.300%, 03/01/2030	300	303
AmeriGas Partners
5.875%, 08/20/2026	75	84
Berkshire Hathaway Energy
4.250%, 10/15/2050	175	213
Calpine
3.750%, 03/01/2031 (A)	1,875	1,786
Eskom Holdings SOC MTN
6.750%, 08/06/2023	230	240
6.350%, 08/10/2028	500	556
FirstEnergy
2.250%, 09/01/2030	560	537
Greenko Investment
4.875%, 08/16/2023 (A)	410	416
NiSource
3.600%, 05/01/2030	50	55
NRG Energy
5.750%, 01/15/2028	40	43
Pike
5.500%, 09/01/2028 (A)	668	695
Sempra Energy
3.400%, 02/01/2028	1,075	1,181
Southern California Edison
4.200%, 03/01/2029	450	508
Suburban Propane Partners
5.000%, 06/01/2031 (A)	1,130	1,157
Talen Energy Supply
10.500%, 01/15/2026 (A)	540	391
6.625%, 01/15/2028 (A)	340	311
TransAlta
6.500%, 03/15/2040	1,020	1,168

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	11

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Vistra Operations
3.550%, 07/15/2024 (A)		$1,200	$1,267

			11,389

Total Corporate Obligations (Cost $409,177) ($ Thousands)			425,407

SOVEREIGN DEBT — 12.9%
ABN AMRO Bank
4.375%, VAR EUR Swap Annual 5 Yr+4.674%, 09/22/2169 (D)	EUR	400	513
Abu Dhabi Government International Bond
4.125%, 10/11/2047(A)		$380	453
3.875%, 04/16/2050(A)		1,630	1,876
Allied Universal Holdco
9.750%, 07/15/2027		649	715
Angolan Government International Bond
9.375%, 05/08/2048		200	209
9.125%, 11/26/2049(A)		1,170	1,197
8.000%, 11/26/2029(A)		420	430
Argentine Republic Government International Bond
2.500%, 0.125%, 07/09/2021, 07/09/2041(E)		1,310	467
0.125%,1.125%, 07/09/2021, 07/09/2035(E)		1,686	534
1.000%, 07/09/2029		262	99
0.500%, 0.125%, 07/09/2021, 07/09/2030(E)		3,760	1,347
0.500%, 07/09/2029	EUR	6	2
0.125%, 07/09/2030		165	67
Armenia Government International Bond
3.950%, 09/26/2029(A)		$290	286
Azerbaijan Government International Bond
3.500%, 09/01/2032		1,360	1,409
Bahrain Government International Bond
7.375%, 05/14/2030(A)		1,610	1,817
Banque Centrale de Tunisie International Bond
6.750%, 10/31/2023(A)	EUR	440	504
Belize Government International Bond
4.938%, 02/20/2034		$165	68
Benin Government International Bond
4.875%, 01/19/2032	EUR	1,480	1,755
Brazil Minas SPE via State of Minas Gerais
5.333%, 02/15/2028		$140	151
Brazil Notas do Tesouro Nacional
10.000%, 01/01/2029	BRL	1,400	297
Brazil Notas do Tesouro Nacional, Ser F
10.000%, 01/01/2027		2,791	590

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
BRF
4.875%, 01/24/2030		$1,440	$1,512
Bundesrepublik Deutschland Bundesanleihe
-0.561%, 08/15/2026(G)	EUR	360	440
CBB International Sukuk Programme SPC
6.250%, 11/14/2024(A)		$300	328
Colombia Government International Bond
4.125%, 05/15/2051		630	597
3.125%, 04/15/2031		730	714
3.000%, 01/30/2030		200	196
Commerzbank
6.125%, VAR EUR Swap Annual 5 Yr+6.363%, 04/09/2170 (D)	EUR	400	523
Dominican Republic International Bond
7.450%, 04/30/2044		$600	722
6.850%, 01/27/2045		660	746
6.500%, 02/15/2048(A)		1,270	1,386
6.400%, 06/05/2049(A)		660	710
6.000%, 07/19/2028(A)		1,300	1,477
4.500%, 01/30/2030		550	562
Ecuador Government International Bond
7.202%, 07/31/2030 (A)(H)		329	181
Ecuador Government International Bond_
0.500% , 0.50%, 07/31/2021, 07/31/2040 (A)(E)		352	300
Ecuador Government International Bond__
0.500% , 5.000%, 07/31/2021, 07/31/2030 (A)(E)		1,128	698
Egypt Government International Bond
8.875%, 05/29/2050(A)		710	764
8.700%, 03/01/2049(A)		520	549
8.500%, 01/31/2047		650	677
7.903%, 02/21/2048(A)		360	356
7.625%, 05/29/2032(A)		480	509
7.600%, 03/01/2029(A)		510	560
6.375%, 04/11/2031(A)	EUR	330	407
5.625%, 04/16/2030		1,560	1,857
4.750%, 04/11/2025		100	124
4.750%, 04/16/2026		680	840
Erste Group Bank
6.500%, VAR EUR Swap Annual 5 Yr+6.204%, 10/15/2169 (D)		400	532
Ghana Government International Bond
8.125%, 01/18/2026		$500	539
8.125%, 03/26/2032(A)		950	962
Guatemala Government Bond
6.125%, 06/01/2050(A)		530	648
5.750%, 06/06/2022		500	519
4.900%, 06/01/2030(A)		280	315
4.875%, 02/13/2028		790	889
4.500%, 05/03/2026(A)		770	844

12	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
4.375%, 06/05/2027(A)		$790	$860
Hazine Mustesarligi Varlik Kiralama
5.004%, 04/06/2023(A)		860	879
Honduras Government International Bond
7.500%, 03/15/2024		660	705
Huarong Finance 2019 MTN
3.375%, 02/24/2030		820	562
2.500%, 02/24/2023		550	423
Indofood CBP Sukses Makmur
3.398%, 06/09/2031		710	720
Indonesia Government International Bond
5.250%, 01/17/2042		1,000	1,245
3.850%, 10/15/2030		200	223
3.500%, 01/11/2028		880	961
2.850%, 02/14/2030		900	933
1.100%, 03/12/2033	EUR	400	463
0.900%, 02/14/2027		180	216
Indonesia Treasury Bond
7.000%, 05/15/2027	IDR	96,424,000	7,043
Iraq Government International Bond
5.800%, 01/15/2028		$245	237
Israel Government International Bond
3.375%, 01/15/2050		310	331
2.750%, 07/03/2030		460	491
Ivory Coast Government International Bond
6.625%, 03/22/2048	EUR	420	522
6.125%, 06/15/2033		$650	686
5.750%, 12/31/2032		219	219
5.250%, 03/22/2030	EUR	390	483
4.875%, 01/30/2032(A)		1,660	1,966
Jamaica Government International Bond
7.875%, 07/28/2045		$740	1,032
Kazakhstan Government International
Bond MTN
5.125%, 07/21/2025		720	836
Kenya Government International Bond
8.250%, 02/28/2048(A)		260	286
8.000%, 05/22/2032(A)		910	1,024
7.000%, 05/22/2027(A)		250	274
Lebanon Government International Bond
8.250%, 05/17/2034(B)(C)		30	4
8.200%, 05/17/2033(B)(C)		40	5
7.150%, 11/20/2031(B)(C)		40	5
7.050%, 11/02/2035(B)(C)		100	13
7.000%, 03/20/2028(B)(C)		40	5
6.850%, 03/23/2027(B)(C)		100	12
6.850%, 05/25/2029(B)(C)		721	91
6.750%, 11/29/2027(B)(C)		410	51
6.650%, 04/22/2024(B)(C)		170	21
6.650%, 11/03/2028(B)(C)		80	10
6.650%, 02/26/2030(B)(C)		832	104
6.600%, 11/27/2026(B)(C)		30	4

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
6.200%, 02/26/2025 (B)(C)		$860	$108
Mexican Bonos
8.500%, 05/31/2029	MXN	9,520	526
6.500%, 06/09/2022		5,740	291
Mexico Government International Bond
4.750%, 03/08/2044		$440	486
3.771%, 05/24/2061		520	483
3.600%, 01/30/2025		323	355
2.659%, 05/24/2031		1,120	1,094
Mongolia Government International Bond
5.625%, 05/01/2023		200	211
Morocco Government International Bond
3.000%, 12/15/2032(A)		730	704
1.500%, 11/27/2031(A)	EUR	290	322
Mozambique International Bond
5.000% , 9.00%, 09/15/2023, 09/15/2031(E)		$220	186
National Bank of Uzbekistan
4.850%, 10/21/2025		200	209
Natwest Group
4.500%, VAR UK Govt Bonds 5 Year Note Generic Bid Yield+3.992%, 03/31/2170(D)	GBP	1,160	1,645
Nigeria Government International Bond
8.747%, 01/21/2031		$1,720	1,951
7.696%, 02/23/2038(A)		690	707
Oman Government International Bond
6.750%, 01/17/2048		200	199
6.250%, 01/25/2031(A)		1,600	1,717
Pakistan Government International Bond
8.250%, 09/30/2025		370	409
6.875%, 12/05/2027		200	208
Pakistan Water & Power Development Authority
7.500%, 06/04/2031		620	618
Panama Government International Bond
4.500%, 04/01/2056		300	339
Papua New Guinea Government International Bond
8.375%, 10/04/2028(A)		290	288
Paraguay Government International Bond
6.100%, 08/11/2044		700	870
5.600%, 03/13/2048(A)		560	658
5.400%, 03/30/2050(A)		320	373
5.000%, 04/15/2026(A)		440	500
4.700%, 03/27/2027(A)		570	646
Perusahaan Penerbit SBSN Indonesia III
4.550%, 03/29/2026(A)		530	602
4.450%, 02/20/2029(A)		330	379
Peruvian Government International Bond
2.783%, 01/23/2031		480	489

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	13

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Provincia de Buenos Aires
10.875%, 01/26/2021(B)(C)		$63	$31
9.950%, 06/09/2021(A)(B)(C)		3,100	1,457
9.125%, 03/16/2024(A)(B)(C)		550	245
7.875%, 06/15/2027(A)(B)(C)		400	179
6.500%, 02/15/2023(A)(B)(C)		2,240	980
Provincia de Cordoba
5.000%, 06/01/2027(A)		526	355
Qatar Government International Bond
5.103%, 04/23/2048(A)		1,690	2,244
4.817%, 03/14/2049(A)		1,130	1,453
4.625%, 06/02/2046		280	347
4.400%, 04/16/2050(A)		450	548
3.750%, 04/16/2030(A)		200	226
Republic of Armenia International Bond
3.600%, 02/02/2031(A)		1,300	1,227
Republic of Belarus International Bond
6.875%, 02/28/2023		260	258
6.200%, 02/28/2030		200	173
Republic of Uzbekistan Bond MTN
3.700%, 11/25/2030(A)		660	657
Romanian Government International Bond
5.125%, 06/15/2048(A)		200	244
3.375%, 01/28/2050	EUR	230	291
2.875%, 05/26/2028		650	860
2.875%, 03/11/2029		1,490	1,954
2.124%, 07/16/2031(A)		250	306
2.000%, 12/08/2026(A)		590	754
2.000%, 01/28/2032(A)		110	132
2.000%, 04/14/2033(A)		900	1,058
Russian Federal Bond - OFZ
7.050%, 01/19/2028	RUB	444,542	6,124
Russian Foreign Bond - Eurobond
5.250%, 06/23/2047		$200	251
5.100%, 03/28/2035(A)		200	238
4.375%, 03/21/2029(A)		800	901
Saudi Government International Bond MTN
4.500%, 04/22/2060(A)		1,070	1,294
3.750%, 01/21/2055(A)		220	232
3.250%, 10/22/2030(A)		430	463
Senegal Government International Bond
5.375%, 06/08/2037(A)	EUR	930	1,086
4.750%, 03/13/2028(A)		740	914
Serbia International Bond
1.500%, 06/26/2029(A)		500	597
South Africa Government International Bond
5.650%, 09/27/2047		$950	968
4.850%, 09/27/2027		890	956
4.300%, 10/12/2028		200	206
Sri Lanka Government International Bond
7.550%, 03/28/2030(A)		910	567

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
6.850%, 03/14/2024(A)		$200	$138
6.850%, 11/03/2025		570	379
6.825%, 07/18/2026(A)		250	159
6.750%, 04/18/2028(A)		660	409
6.200%, 05/11/2027(A)		380	232
Third Pakistan International Sukuk
5.625%, 12/05/2022		630	647
Turkey Government International Bond
7.625%, 04/26/2029		560	613
7.375%, 02/05/2025		30	32
6.875%, 03/17/2036		60	61
6.000%, 01/14/2041		1,980	1,789
5.200%, 02/16/2026	EUR	260	323
4.250%, 03/13/2025		$410	402
4.250%, 04/14/2026		530	509
Turkiye Vakiflar Bankasi TAO
8.125%, 03/28/2024		760	824
Ukraine Government International Bond
9.750%, 11/01/2028(A)		640	763
8.994%, 02/01/2024		670	742
7.750%, 09/01/2022		450	473
7.750%, 09/01/2023		910	980
7.750%, 09/01/2024		230	251
7.750%, 09/01/2027		250	275
7.375%, 09/25/2032(A)		200	210
7.253%, 03/15/2033(A)		420	437
Uzbekistan Government International Bond MTN
4.750%, 02/20/2024(A)		340	362
Zambia Government International Bond
5.375%, 09/20/2022 (B)(C)		760	477

Total Sovereign Debt (Cost $121,321) ($ Thousands)			121,550

LOAN PARTICIPATIONS — 12.2%
Academy, LTD., Initial Term Loan (2021), 1st Lien
4.500%, VAR LIBOR+3.750%, 11/05/2027		675	677
Acrisure, LLC, 2020 Term Loan, 1st Lien
3.703%, VAR LIBOR+3.500%, 02/15/2027		366	362
ADS Tactical Inc, Term Loan, 1st Lien
6.750%, 03/19/2026 (I)		1,200	1,203
Adtalem Global, Term Loan, 1st Lien
0.000%, 02/12/2028 (J)		870	868
Allen Media, Term Loan, 1st Lien
5.703%, VAR LIBOR+5.500%, 02/10/2027		981	982

14	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Allied Universal Holdco LLC (f/k/a USAGM Holdco, LLC), Initial U.S. Dollar Term Loan, 1st Lien
4.250%, VAR LIBOR+3.750%, 05/12/2028	$1,106	$1,109
Alterra Mountain Company, Additional Term Loan, 1st Lien
5.500%, VAR LIBOR+4.500%, 08/01/2026	554	555
Alterra Mountain Company, Initial Bluebird Term Loan, 1st Lien
2.843%, VAR LIBOR+2.750%, 07/31/2024	554	546
AMC Entertainment Holdings, Inc. (fka AMC Entertainment Inc.), Term B-1 Loan, 1st Lien
3.086%, VAR LIBOR+3.000%, 04/22/2026 (J)	370	347
Amentum Government Services Holdings LLC, Initial Term Loan, 1st Lien
3.593%, VAR LIBOR+3.500%, 01/29/2027	363	362
Amentum Government Services Holdings LLC, Tranche 1 Term Loan, 1st Lien
3.593%, VAR LIBOR+3.500%, 01/29/2027	183	182
American Axle & Manufacturing, Inc., Tranche B Term Loan, 1st Lien
3.000%, VAR LIBOR+2.250%, 04/06/2024	315	314
AmeriLife Holdings LLC, Initial Term Loan, 1st Lien
4.092%, VAR LIBOR+4.000%, 03/18/2027	159	159
APi Group DE, Inc., Initial Term Loan, 1st Lien
2.604%, VAR LIBOR+2.500%, 10/01/2026	420	419
Apollo Commercial Real Estate Finance, Inc., Term B-1 Loan, 1st Lien
4.000%, VAR LIBOR+3.500%, 03/11/2028	1,080	1,077
Apollo Commercial Real Estate Finance, Inc., Term Loan, 1st Lien
2.841%, 05/15/2026 (I)	20	20
Applovin Corporation, Initial Term Loan, 1st Lien
3.354%, VAR LIBOR+3.250%, 08/15/2025	524	523
Arctic Canadian Diamond Company Ltd., Term Loan, 2nd Lien
12.500%, 12/31/2027 (F)(I)	714	714

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Aristocrat Leisure Limited, Initial Term Loan, 1st Lien
4.750%, VAR LIBOR+3.750%, 10/19/2024	$377	$377
Asurion, LLC, New B-7 Term Loan, 1st Lien
3.093%, VAR LIBOR+3.000%, 11/03/2024	725	717
Asurion, LLC, New B-8 Term Loan, 1st Lien
3.343%, VAR LIBOR+3.250%, 12/23/2026	808	798
Asurion, LLC, New B-9 Term Loan, 1st Lien
3.343%, VAR LIBOR+3.250%, 07/31/2027	510	504
athenahealth, Inc., Term B-1 Loan, 1st Lien
4.410%, VAR LIBOR+4.250%, 02/11/2026	642	644
4.377%, VAR LIBOR+4.250%, 02/11/2026	2	2
Boyd Gaming Corporation, Refinancing Term B Loan, 1st Lien
2.338%, VAR LIBOR+2.250%, 09/15/2023	763	762
Brookfeild WEC Holdings
3.250%, 08/01/2025 (I)	—	—
Brown Group Holdings, LLC, Initial Term Loan, 1st Lien
3.093%, VAR LIBOR+2.750%, 04/22/2028	1,140	1,134
Caesars Resort Collection, LLC, Term B Loan, 1st Lien
2.843%, VAR LIBOR+2.750%, 12/23/2024	710	704
Caesars Resort Collection, LLC, Term B-1 Loan, 1st Lien
4.604%, VAR LIBOR+4.500%, 07/21/2025	307	307
Cardinal Parent, Inc., Initial Term Loan, 1st Lien
5.250%, VAR LIBOR+4.500%, 11/12/2027	624	624
Carnival, Term Loan, 1st Lien
0.000%, 06/30/2025 (J)	1,000	999
Castle US Holding Corporation, Initial Dollar Term Loan, 1st Lien
3.953%, VAR LIBOR+3.750%, 01/29/2027	367	362
ChampionX Holding Inc., Term Loan, 1st Lien
6.000%, VAR LIBOR+5.000%, 06/03/2027	1,579	1,609
Cinemark USA, Term Loan, 1st Lien
1.850%, 03/31/2025 (I)	159	153

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	15

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Citadel Securities LP, 2021 Term Loan, 1st Lien
2.604%, VAR LIBOR+2.500%, 02/02/2028	$1,007	$996
City Brewing Company, LLC, Closing Date Term Loan, 1st Lien
4.250%, VAR LIBOR+3.500%, 04/05/2028	980	984
Clarios Global, Term Loan 1st Lien
3.354%, VAR LIBOR+3.250%, 04/30/2026	752	745
Clark Equipment, Term Loan, 1st Lien
2.378%, VAR LIBOR+2.250%, 05/18/2024	600	599
Claros Mortgage Trust, Inc., Initial Term Loan, 1st Lien
6.000%, VAR LIBOR+5.000%, 08/09/2026	388	389
ClubCorp Holdings, Inc., Term B Loan, 1st Lien
2.953%, VAR LIBOR+2.750%, 09/18/2024	868	832
CNT Holdings I Corp, Initial Term Loan, 1st Lien
4.500%, VAR LIBOR+3.750%, 11/08/2027	750	750
Commscope, Inc., Initial Term Loan, 1st Lien
3.343%, VAR LIBOR+3.250%, 04/06/2026	946	940
Conservice Midco, LLC, Initial Term Loan, 1st Lien
4.453%, VAR LIBOR+4.250%, 05/13/2027	1,667	1,663
CoreCivic, Inc., Term Loan, 1st Lien
5.500%, VAR LIBOR+4.500%, 12/18/2024	354	343
CP Atlas Buyer, Inc., Term B Loan, 1st Lien
4.250%, VAR LIBOR+3.750%, 11/23/2027 (J)	410	409
Crosby US Acquisition Corp., Initial Term Loan, 1st Lien
4.841%, VAR LIBOR+4.750%, 06/26/2026	1,007	1,002
CWGS Group, LLC, Initial Term Loan, 1st Lien
3.250%, VAR LIBOR+2.500%, 06/23/2028	157	156
DCert Buyer, Inc., First Amendment Refinancing Loan, 2nd Lien
7.093%, VAR LIBOR+7.000%, 02/19/2029	2,190	2,205

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
DCert Buyer, Inc., Initial Term Loan, 1st Lien
4.093%, VAR LIBOR+4.000%, 10/16/2026	$1,139	$1,139
Deerfield Dakota Holding, Llc 4/7/2028 2021 Replacement Term Loan, 2nd Lien
7.500%, 04/07/2028 (I)	296	302
Deerfield Dakota Holding, LLC, Initial Dollar Term Loan, 1st Lien
4.750%, VAR LIBOR+3.750%, 04/09/2027	248	249
Delta Topco, Inc., Initial Term Loan, 1st Lien
4.500%, VAR LIBOR+3.750%, 12/01/2027	570	571
Edelman Financial Engines Center, LLC, The, Initial Term Loan (2021), 1st Lien
4.500%, VAR LIBOR+3.500%, 04/07/2028	1,525	1,526
Empire Today, Term Loan, 1st Lien
5.750%, 04/03/2028 (I)	660	660
Endo Luxembourg Finance Company S.a.r.l, Term Loan, 1st Lien
5.750%, 03/27/2028 (I)	328	316
Engineered Machinery Holdings, Inc., Incremental Amendment No. 4 Term Loan, 1st Lien
3.750%, VAR Euribor+3.750%, 05/05/2028	325	385
Engineered Machinery Holdings, Term Loan, 1st Lien
4.250%, 07/19/2024 (I)	600	599
Entercom Media Corp., Term B-2 Loan, 1st Lien
2.595%, VAR LIBOR+2.500%, 11/18/2024	351	348
Equinox Holdings Inc., Incremental Term B-2 Loan, 1st Lien
10.000%, 03/08/2024 (I)	248	246
EyeCare Partners, LLC, Term Loan, 1st Lien
3.843%, VAR LIBOR+3.750%, 02/18/2027	763	756
EyeCare Partners, Term Loan, 1st Lien Cov-Lite
8.343%, VAR LIBOR+8.250%, 02/18/2028	550	527
First Brand Group, Term Loan, 2nd Lien
9.500%, 03/30/2028 (I)	1,410	1,421
First Brands Group, LLC, 2021 Term Loan, 1st Lien
6.000%, VAR LIBOR+5.000%, 03/30/2027	690	697

16	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Flutter Entertainment plc, USD Term Loan, 1st Lien
3.703%, VAR LIBOR+3.500%, 07/10/2025	$—	$—
Focus Financial Partnersm LLC, Tranche B-3, Term Loan, 1st Lien
2.093%, VAR LIBOR+2.000%, 07/03/2024	1,812	1,792
Focus Financial, Term Loan, 1st Lien
0.000%, 06/23/2028 (J)	540	538
Froneri International Limited, Facility B1, 1st Lien
2.625%, VAR Euribor+2.375%, 01/29/2027	330	383
Froneri International Limited, Facility B2, 1st Lien
2.343%, VAR LIBOR+2.250%, 01/29/2027	139	137
Gainwell Acquisition Corp., Term B Loan, 1st Lien
4.750%, VAR LIBOR+4.000%, 10/01/2027	1,995	1,999
Gannett Holdings LLC, Term Loan, 1st Lien
7.750%, 02/09/2026 (I)	875	881
Garda World Security Corp
4.350%, VAR LIBOR+4.250%, 10/30/2026	679	681
Garrett Motion Sarl, Dollar Term Loan, 1st Lien
3.750%, VAR LIBOR+3.250%, 04/30/2028	1,200	1,201
Getty Images, Inc., Initial Dollar Term Loan, 1st Lien
4.625%, VAR LIBOR+4.500%, 02/19/2026	556	555
Global Medical Response, Inc., 2020 Refinancing Term Loan, 1st Lien
5.750%, VAR LIBOR+4.750%, 10/02/2025	1,189	1,193
Global Tel*Link Corporation, Term Loan, 1st Lien
8.343%, VAR LIBOR+4.250%, 11/29/2026	110	93
4.343%, VAR LIBOR+0.040%, 11/29/2025	573	525
Globaltranz Enterprises, Inc., Initial Term Loan, 1st Lien
5.093%, VAR LIBOR+5.000%, 05/15/2026	523	519
Grab Holdings, Inc., Initial Term Loan, 1st Lien
5.500%, VAR LIBOR+4.500%, 01/29/2026	1,325	1,344

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Graham Packaging Company Inc., Initial Term Loan (2021), 1st Lien
3.750%, VAR LIBOR+3.000%, 08/04/2027	$578	$577
Great Outdoors Group, LLC, Term B-1 Loan, 1st Lien
5.000%, VAR LIBOR+4.250%, 03/06/2028	1,057	1,060
Greystone Select, Term Loan, 1st Lien
5.750%, 05/09/2028 (I)	290	289
Grifols Worldwide Operations Limited, Dollar Tranche B Term Loan, 1st Lien
2.088%, VAR LIBOR+2.000%, 11/15/2027	464	459
Hayward Industries, Term Loan, 1st Lien
3.250%, VAR LIBOR+2.500%, 05/12/2028	720	718
Hertz Corporation, The, Initial Term B Loan, 1st Lien
0.000%, 06/14/2028 (J)	1,052	1,050
Hertz Corporation, The, Initial Term C Loan, 1st Lien
0.000%, 06/14/2028 (J)	198	198
Hillman Group, Term Loan, 1st Lien
0.000%, 02/24/2028 (J)	375	374
Hoya Midco, LLC, Initial Term Loan, 1st Lien
4.500%, VAR LIBOR+3.500%, 06/30/2024	928	922
Hudson River Trading LLC, Term Loan, 1st Lien
3.093%, VAR LIBOR+3.000%, 03/20/2028	910	906
Hunter Fan Company 5/8/2028Term Loan, 1st Lien
5.750%, VAR LIBOR+5.000%, 05/08/2028	1,150	1,150
Icon Public Limited Company, Lux Term Loan, 1st Lien
0.000%, 06/16/2028 (J)	777	778
Icon Public Limited Company, U.S. Term Loan, 1st Lien
0.000%, 06/16/2028 (J)	193	194
Idera, Inc., Term B-1 Loan, 1st Lien
4.500%, VAR LIBOR+3.750%, 03/02/2028	925	924
Idera, Term Loan, 2nd Lien
7.500%, 03/02/2029 (I)	175	174
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.), New Term Loan, 1st Lien
3.093%, VAR LIBOR+3.000%, 05/01/2026	302	299

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	17

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
INEOS Styrolution Group GmbH, 2026 Tranche B Dollar Term Loan, 1st Lien
3.250%, VAR LIBOR+2.750%, 01/29/2026	$350	$349
Ingram Micro Inc., Initial Term Loan, 1st Lien
0.000%, 03/30/2028 (J)	1,375	1,377
Insulet Corporation, Term Loan, 1st Lien
3.750%, VAR LIBOR+3.250%, 05/04/2028	600	600
IRB Holding Corp., 2020 Replacement Term B Loan, 1st Lien
3.750%, VAR LIBOR+2.750%, 02/05/2025	—	—
2.500%, VAR LIBOR+2.750%, 02/05/2025	118	118
Jane Street Group, LLC, Dollar Term Loan, 1st Lien
2.843%, VAR LIBOR+2.750%, 01/26/2028	745	741
Jazz Pharmaceuticals Public Limited Company, Initial Dollar Term Loan, 1st Lien
4.000%, VAR LIBOR+3.500%, 05/05/2028	1,810	1,815
JetBlue Airways Corporation, Term Loan, 1st Lien
6.250%, VAR LIBOR+5.250%, 06/17/2024 (J)	716	730
LaserShip, Inc., Initial Term Loan, 1st Lien
5.250%, VAR LIBOR+4.500%, 05/07/2028	975	974
Lions Gate Capital Holdings LLC, Term B Loan, 1st Lien
2.343%, VAR LIBOR+2.250%, 03/24/2025	—	—
LS Group Opco Acquisition LLC (LS Group PropCo Acquisition LLC), Initial Term Loan, 1st Lien
4.250%, VAR LIBOR+3.250%, 11/02/2027	359	359
Madison IAQ, LLC, Initial Term Loan, 1st Lien
3.750%, VAR LIBOR+3.250%, 06/16/2028 (J)	280	280
Magenta Buyer LLC, Initial Term Loan, 1st Lien
5.000%, VAR LIBOR+5.000%, 05/03/2028 (J)	810	809
Maravai Intermediate Holdings, LLC, Initial Term Loan, 1st Lien
4.750%, VAR LIBOR+3.750%, 10/19/2027	137	138

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Maverick Purchase, Term Loan, 1st Lien
0.000%, 01/31/2028 (J)	$440	$441
Michaels Companies, Inc. The, Term B Loan, 1st Lien
5.000%, VAR LIBOR+4.250%, 04/15/2028	970	973
Mileage Plus Holdings, LLC (Mileage Plus Intellectual Property Assets, Ltd.), Initial Term Loan, 1st Lien
6.250%, VAR LIBOR+5.250%, 06/21/2027	740	790
Mister Car Wash Holdings, Inc., Initial Term Loan, 1st Lien
3.096%, VAR LIBOR+3.000%, 05/14/2026	351	349
Mitchell International, Inc., Amendment No. 2 New Term Loan Facility, 1st Lien
4.750%, VAR LIBOR+4.250%, 11/29/2024	622	624
Mitchell International, Inc., Initial Term Loan, 1st Lien
3.343%, VAR LIBOR+3.250%, 11/29/2024	977	967
Monitronics International Inc, Term Loan, 1st Lien
7.750%, VAR LIBOR+6.500%, 03/29/2024	650	630
Navistar, Inc., Tranche B Term Loan, 1st Lien
3.593%, VAR LIBOR+3.500%, 11/06/2024	532	532
Newport Parent, Inc., Initial Term Loan, 1st Lien
7.500%, 12/10/2027 (I)	919	926
One Call Corporation, Term B Loan, 1st Lien
6.250%, VAR LIBOR+5.500%, 04/22/2027	970	980
Option Care Health, Inc., Term B Loan, 1st Lien
3.843%, VAR LIBOR+3.750%, 08/06/2026	1,407	1,407
Orbcomm, Term Loan, 1st Lien
0.000%, 06/17/2028 (J)	360	359
Packers Holdings, LLC, Initial Term Loan, 1st Lien
4.000%, VAR LIBOR+3.250%, 03/09/2028	925	920
Pactiv Evergreen Inc., Tranche B-1 U.S. Term Loan, 1st Lien
2.843%, VAR LIBOR+2.750%, 02/05/2023	—	—

18	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
PAE Incorporated, Initial Term Loan, 1st Lien
5.250%, 10/19/2027 (I)	$419	$419
Parexel International Corporation, Initial Term Loan, 1st Lien
2.854%, VAR LIBOR+2.750%, 09/27/2024	331	329
Particle Investment S.a.r.l. (WebPros), Term Loan, 1st Lien
5.750%, 02/18/2027 (I)	383	383
Peraton Corp., Term B Loan, 1st Lien
4.500%, VAR LIBOR+3.750%, 02/01/2028	950	952
Peraton Corp., Term B-1 Loan, 2nd Lien
8.500%, VAR LIBOR+7.750%, 02/01/2029	600	612
Petco Health and Wellness Company, Inc., Initial Term Loan, 1st Lien
4.000%, VAR LIBOR+3.250%, 03/03/2028	520	519
PetSmart, LLC, Initial Term Loan, 1st Lien
4.500%, VAR LIBOR+3.750%, 02/11/2028	660	660
Phoenix Guarantor Inc., Tranche B-1 Term Loan, 1st Lien
3.341%, VAR LIBOR+3.250%, 03/05/2026	707	701
Planview Parent, Inc., Closing Date Term Loan, 1st Lien
4.750%, VAR LIBOR+4.000%, 12/17/2027	319	320
Playa Resorts Holding, Term Loan B (2017)
3.750%, 04/29/2024 (I)	810	778
Precision Medicine Group, LLC, Amendment No. 1 Refinancing Term Loan, 1st Lien
3.750%, VAR LIBOR+3.000%, 11/18/2027	671	668
Prime Security Services Borrower, LLC, 2021 Refinancing Term B-1 Loan, 1st Lien
3.500%, VAR LIBOR+2.750%, 09/23/2026 (J)	—	—
Proofpoint, Term Loan, 1st Lien
0.000%, 06/09/2028 (J)	610	606
Quikrete Holding, Term Loan B1, 1st Lien
0.000%, 06/09/2028 (J)	670	664
Rackspace Technology Global, Inc., 2021 Term B Loan, 1st Lien
3.500%, VAR LIBOR+2.750%, 02/15/2028	970	964
Radiology Partners, Inc., Term B Loan, 1st Lien
4.327%, VAR LIBOR+4.250%, 07/09/2025	295	295

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
4.323%, VAR LIBOR+4.250%, 07/09/2025	$345	$344
Realogy Group LLC (fka Realogy Corporation), Extended 2025 Term Loan, 1st Lien
3.000%, VAR LIBOR+2.250%, 02/08/2025	375	373
Redstone HoldCo 2 LP, Initial Loan, 2nd Lien
8.500%, VAR LIBOR+7.750%, 04/27/2029	578	567
Redstone Holdco, Term Loan, 1st Lien
5.500%, VAR LIBOR+4.750%, 04/27/2028	604	602
0.000%, 04/27/2029 (J)	332	325
Regionalcare Hospital Partners Holdings, Inc., Term B Loan, 1st Lien
3.843%, VAR LIBOR+3.750%, 11/16/2025	850	848
Reynolds Consumer Products LLC, Initial Term Loan, 1st Lien
1.854%, VAR LIBOR+1.750%, 02/04/2027	—	—
Royal Caribbean Cruises, Term Loan, 1st Lien
0.000%, 05/03/2029 (J)	1,140	1,126
Royal Carribbean Cruises, Term Loan, 1st Lien
0.000%, 04/05/2022 (J)	360	346
Ryan Specialty Group, LLC, Initial Term Loan, 1st Lien
3.750%, VAR LIBOR+3.000%, 09/01/2027	267	267
Scientific Games International, Inc., Initial Term B-5 Loan, 1st Lien
2.854%, VAR LIBOR+2.750%, 08/14/2024	745	740
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.), 2020 Term Loan, 1st Lien
5.250%, VAR LIBOR+4.250%, 09/03/2026	347	348
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.), Initial Term Loan, 1st Lien
3.343%, VAR LIBOR+3.250%, 12/31/2025	857	847
SkyMiles IP Ltd. (Delta Air Lines, Inc.), Initial Term Loan, 1st Lien
4.750%, VAR LIBOR+3.750%, 10/20/2027	780	823
Sorenson, Term Loan, 1st Lien
6.250%, 03/17/2026 (I)	350	352

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	19

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Sotera Health Holdings, LLC, Refinancing Loan, 1st Lien
3.250%, 12/11/2026 (I)	$440	$438
Sovos Brands Intermediate, Inc., Initial Term Loan, 1st Lien
5.000%, VAR LIBOR+4.250%, 06/02/2028	260	261
Surf Holdings S.a r.l., Dollar Tranche Term Loan, 1st Lien
3.628%, VAR LIBOR+3.500%, 03/05/2027	466	463
Symplr Software, Inc., Initial Term Loan, 1st Lien
5.250%, VAR LIBOR+4.500%, 12/22/2027	480	480
Terrier Media Buyer, Inc., 2021 Term B Loan, 1st Lien
3.604%, VAR LIBOR+3.500%, 12/17/2026	928	923
TKC Holdings, Inc., Closing Date Initial Term Loan, 1st Lien
6.500%, VAR LIBOR+5.500%, 05/15/2028	1,140	1,118
Travelport Finance (Luxembourg) S.a r.l., Initial Term Loan (Priority), 1st Lien
9.000%, VAR LIBOR+8.000%, 02/28/2025 (J)	471	494
Triton Water Holdings, Inc., Initial Term Loan, 1st Lien
4.000%, VAR LIBOR+3.500%, 03/31/2028	790	789
TruGreen Limited Partnership, Initial Term Loan, 2nd Lien
9.250%, VAR LIBOR+8.500%, 11/02/2028	200	204
Tutor Perini Corporation, Term Loan, 1st Lien
5.750%, 08/18/2027 (I)	418	422
U.S. Renal Care, Inc., Initial Term Loan, 1st Lien
5.125%, VAR LIBOR+5.000%, 06/26/2026	1,112	1,115
U.S. Renal Care, Term Loan, 1st Lien
5.500%, 06/26/2026 (J)	750	754
UKG Inc., 2021 Incremental Term Loan, 1st Lien
4.000%, VAR LIBOR+3.250%, 05/04/2026	100	100
UKG Inc., Initial Term Loan (2020), 2nd Lien
7.500%, VAR LIBOR+6.750%, 05/03/2027	25	25

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Ultimus Group Midco LLC, The, Initial Term Loan, 1st Lien
3.854%, VAR LIBOR+3.750%, 05/04/2026	$246	$246
United AirLines, Inc., Class B Term Loan, 1st Lien
4.500%, VAR LIBOR+3.750%, 46864	740	749
Univision Communications Inc., 2020 Replacement First-Lien Term Loan, 1st Lien
4.750%, VAR LIBOR+3.750%, 03/15/2026	551	552
US Foods, Inc., Term Loan
2.093%, 09/13/2026 (I)	675	664
Verscend Holding Corp., Term B-1 Loan, 1st Lien
4.093%, VAR LIBOR+4.000%, 08/27/2025	217	217
VFH Parent LLC, Initial Term Loan, 1st Lien
3.093%, VAR LIBOR+3.000%, 03/01/2026	245	244
Virgin Media Bristol LLC, N Facility, 1st Lien
2.573%, VAR LIBOR+2.500%, 01/31/2028	935	926
Virgin Media Bristol LLC, N Facility, Term Loan, 1st Lien
3.353%, VAR LIBOR+3.250%, 01/31/2029	590	589
Virgin Pulse, Inc., Initial Term Loan, 1st Lien
4.750%, 04/06/2028 (I)	950	949
Virtusa Corporation, Closing Date Term Loan, 1st Lien
5.000%, VAR LIBOR+4.250%, 02/11/2028	1,685	1,690
Whatabrands LLC, 2020 Refinancing Term Loan, 1st Lien
2.832%, VAR LIBOR+2.750%, 07/31/2026	156	155
WP CityMD Bidco LLC, First Amendment Refinancing Term Loan, 1st Lien
4.500%, VAR LIBOR+3.750%, 08/13/2026	760	761
WP CPP Holdings, LLC, Initial Term Loan, 1st Lien
4.750%, VAR LIBOR+3.750%, 04/30/2025	2	2

20	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
WP CPP Holdings, Term B Loan
4.750%, VAR LIBOR+3.750%, 04/30/2025 (J)	$512	$501

Total Loan Participations (Cost $113,606) ($ Thousands)		114,580

	Shares
COMMON STOCK — 11.4%

Communication Services — 1.3%
Activision Blizzard Inc	2,234	213
Alphabet Inc, Cl A *	883	2,156
Alphabet Inc, Cl C *	836	2,095
AT&T Inc	20,784	598
Charter Communications Inc, Cl A *	405	292
Comcast Corp, Cl A	13,469	768
Discovery Inc, Cl A *	459	14
Discovery Inc, Cl C *	914	27
DISH Network Corp, Cl A *	751	31
Electronic Arts Inc	818	118
Facebook Inc, Cl A *	7,042	2,448
Fox Corp	1,418	52
Interpublic Group of Cos Inc/The	1,182	39
Live Nation Entertainment Inc *	457	40
Lumen Technologies Inc	3,203	44
Netflix Inc *	1,291	682
News Corp, Cl A	1,127	29
News Corp, Cl B	450	11
Omnicom Group Inc	634	51
Take-Two Interactive Software Inc, Cl A *	338	60
T-Mobile US Inc *	1,735	251
Twitter Inc *	2,359	162
Verizon Communications Inc	12,069	676
ViacomCBS Inc, Cl B	1,835	83
Walt Disney Co/The	5,302	932

		11,872

Consumer Discretionary — 1.4%
Advance Auto Parts Inc	206	42
Amazon.com Inc, Cl A *	1,259	4,331
Aptiv PLC *	791	125
AutoZone Inc *	64	95
Best Buy Co Inc	697	80
Booking Holdings Inc *	121	265
BorgWarner Inc	797	39
Caesars Entertainment Inc *	630	65
CarMax Inc *	497	64
Carnival Corp *	2,211	58
Chipotle Mexican Grill Inc, Cl A *	85	132
Darden Restaurants Inc	370	54
Dollar General Corp	694	150

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Dollar Tree Inc *	730	$73
Domino’s Pizza Inc	115	54
DR Horton Inc	1,023	92
eBay Inc	1,839	129
Etsy Inc *	401	83
Expedia Group Inc *	437	72
Ford Motor Co *	11,442	170
Gap Inc/The	525	18
Garmin Ltd	422	61
General Motors Co *	3,657	216
Genuine Parts Co	408	52
Hanesbrands Inc	1,017	19
Hasbro Inc	409	39
Hilton Worldwide Holdings Inc *	811	98
Home Depot Inc/The	3,123	996
L Brands Inc	718	52
Las Vegas Sands Corp *	999	53
Leggett & Platt Inc	350	18
Lennar Corp, Cl A	843	84
LKQ Corp *	769	38
Lowe’s Cos Inc	2,077	403
Marriott International Inc/MD, Cl A *	754	103
McDonald’s Corp	2,170	501
MGM Resorts International	1,145	49
Mohawk Industries Inc *	176	34
Newell Brands Inc, Cl B	1,194	33
NIKE Inc, Cl B	3,700	572
Norwegian Cruise Line Holdings Ltd *	900	26
NVR Inc *	11	55
O’Reilly Automotive Inc *	210	119
Penn National Gaming Inc *	446	34
Pool Corp	130	60
PulteGroup Inc	777	42
PVH Corp *	198	21
Ralph Lauren Corp, Cl A	119	14
Ross Stores Inc	1,034	128
Royal Caribbean Cruises Ltd *	663	56
Starbucks Corp	3,419	382
Tapestry Inc *	857	37
Target Corp, Cl A	1,453	351
Tesla Inc *	2,264	1,539
TJX Cos Inc/The	3,464	234
Tractor Supply Co	332	62
Ulta Beauty Inc *	160	55
Under Armour Inc, Cl A *	727	15
Under Armour Inc, Cl C *	448	8
VF Corp	916	75
Whirlpool Corp	199	43
Wynn Resorts Ltd *	304	37

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	21

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Yum! Brands Inc	876	$101

		13,106

Consumer Staples — 0.7%
Altria Group Inc	5,536	264
Archer-Daniels-Midland Co	1,581	96
Brown-Forman Corp, Cl B	499	37
Campbell Soup Co	549	25
Church & Dwight Co Inc	740	63
Clorox Co/The	382	69
Coca-Cola Co/The	11,305	612
Colgate-Palmolive Co	2,516	205
Conagra Brands Inc	1,486	54
Constellation Brands Inc, Cl A	496	116
Costco Wholesale Corp	1,288	510
Estee Lauder Cos Inc/The, Cl A	681	217
General Mills Inc	1,770	108
Hershey Co/The	455	79
Hormel Foods Corp	766	36
J M Smucker Co/The	322	42
Kellogg Co	706	45
Kimberly-Clark Corp	995	133
Kraft Heinz Co/The	1,961	80
Kroger Co/The	2,327	89
Lamb Weston Holdings Inc	468	38
McCormick & Co Inc/MD	753	66
Molson Coors Beverage Co, Cl B	580	31
Mondelez International Inc, Cl A	4,163	260
Monster Beverage Corp *	1,136	104
PepsiCo Inc	4,020	596
Philip Morris International Inc	4,529	449
Procter & Gamble Co/The	7,193	970
Sysco Corp, Cl A	1,450	113
Tyson Foods Inc, Cl A	891	66
Walgreens Boots Alliance Inc	2,035	107
Walmart Inc	4,039	569

		6,249

Energy — 0.3%
APA	1,082	23
Baker Hughes Co, Cl A	2,074	47
Cabot Oil & Gas Corp	1,207	21
Chevron Corp	5,628	589
ConocoPhillips	4,018	245
Devon Energy Corp	1,630	48
Diamondback Energy Inc, Cl A	524	49
EOG Resources Inc	1,714	143
Exxon Mobil Corp	12,353	779
Halliburton Co	2,507	58
Hess Corp	829	72
Kinder Morgan Inc	5,631	103
Marathon Oil Corp	2,288	31
Marathon Petroleum Corp	1,889	114

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
NOV Inc *	1,125	$17
Oasis Petroleum Inc	1	—
Occidental Petroleum Corp	2,328	73
ONEOK Inc	1,278	71
Phillips 66	1,306	112
Pioneer Natural Resources Co	637	104
Schlumberger NV, Cl A	4,076	131
Summit Midstream Partners *	7,560	230
Titan Energy LLC *	12,743	—
Valero Energy Corp	1,153	90
Williams Cos Inc/The	3,425	91

		3,241

Financials — 1.3%
Aflac Inc	1,868	100
Allstate Corp/The	878	115
American Express Co	1,928	319
American International Group Inc	2,598	124
Ameriprise Financial Inc	359	89
Aon PLC, Cl A	661	158
Arthur J Gallagher & Co	584	82
Aspect *	57	—
Assurant Inc	187	29
Bank of America Corp	22,186	915
Bank of New York Mellon Corp/The	2,340	120
Berkshire Hathaway Inc, Cl B *	5,578	1,550
BlackRock Inc	412	361
Capital One Financial Corp	1,360	210
Cboe Global Markets Inc	350	42
CBRE Group Inc, Cl A *	1,033	89
Charles Schwab Corp/The	4,423	322
Chubb Ltd	1,298	206
Cincinnati Financial Corp	441	51
Citigroup Inc	6,071	429
Citizens Financial Group Inc	1,240	57
CME Group Inc	1,066	227
Comerica Inc	388	28
Discover Financial Services	914	108
Everest Re Group Ltd	125	31
Fifth Third Bancorp	2,166	83
First Republic Bank/CA	524	98
Franklin Resources Inc	832	27
Globe Life Inc	309	29
Goldman Sachs Group Inc/The	999	379
Hartford Financial Services Group Inc/The	1,086	67
Huntington Bancshares Inc/OH	4,334	62
Intercontinental Exchange Inc	1,614	192
Invesco Ltd	1,059	28
JPMorgan Chase & Co	8,924	1,388
KeyCorp	2,907	60
Lincoln National Corp	602	38
Loews Corp	664	36
M&T Bank Corp	353	51

22	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
MarketAxess Holdings Inc	114	$53
Marsh & McLennan Cos Inc	1,464	206
MetLife Inc	2,213	132
Moody’s Corp	475	172
Morgan Stanley	4,359	400
MSCI Inc, Cl A	252	134
Nasdaq Inc, Cl A	327	58
Noble Corp *	7,982	200
Northern Trust Corp	634	73
People’s United Financial Inc	1,164	20
PNC Financial Services Group Inc/The	1,224	233
Principal Financial Group Inc, Cl A	806	51
Progressive Corp/The	1,731	170
Prudential Financial Inc	1,190	122
Raymond James Financial Inc	395	51
Regions Financial Corp	2,745	55
S&P Global Inc	710	291
State Street Corp	1,023	84
SVB Financial Group, Cl B *	151	84
Synchrony Financial	1,640	80
T Rowe Price Group Inc	649	129
Travelers Cos Inc/The	715	107
Truist Financial Corp	3,885	216
Unum Group	549	16
US Bancorp	3,944	225
W R Berkley Corp	448	33
Wells Fargo & Co	12,040	545
Willis Towers Watson PLC	364	84
Zions Bancorp NA	462	24

		12,348

Health Care — 1.5%
Abbott Laboratories	5,161	598
AbbVie Inc	5,146	580
ABIOMED Inc *	142	44
Agilent Technologies Inc	868	128
Alexion Pharmaceuticals Inc *	657	121
Align Technology Inc *	212	130
AmerisourceBergen Corp, Cl A	439	50
Amgen Inc, Cl A	1,678	409
Anthem Inc	729	278
Baxter International Inc	1,466	118
Becton Dickinson and Co	837	204
Biogen Inc *	446	155
Bio-Rad Laboratories Inc, Cl A *	66	43
Boston Scientific Corp *	4,068	174
Bristol-Myers Squibb Co	6,514	435
Cardinal Health Inc	873	50
Catalent Inc *	476	52
Centene Corp *	1,687	123
Cerner Corp	871	68
Charles River Laboratories International Inc *	150	56

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cigna Corp	1,008	$239
Cooper Cos Inc/The, Cl A	146	58
CVS Health Corp	3,907	326
Danaher Corp, Cl A	1,844	495
DaVita Inc *	250	30
DENTSPLY SIRONA Inc	691	44
Dexcom Inc *	273	117
Edwards Lifesciences Corp, Cl A *	1,844	191
Eli Lilly and Co	2,316	532
Gilead Sciences Inc	3,702	255
HCA Healthcare Inc	775	160
Henry Schein Inc *	474	35
Hologic Inc *	733	49
Humana Inc	381	169
IDEXX Laboratories Inc *	249	157
Illumina Inc *	432	204
Incyte Corp *	608	51
Intuitive Surgical Inc *	348	320
IQVIA Holdings Inc *	557	135
Johnson & Johnson	7,736	1,274
Laboratory Corp of America Holdings *	296	82
McKesson Corp	457	87
Medtronic PLC	3,923	487
Merck & Co Inc	7,370	573
Mettler-Toledo International Inc *	68	94
Organon *	758	23
PerkinElmer Inc	365	56
Perrigo Co PLC	414	19
Pfizer Inc	16,261	637
Quest Diagnostics Inc	395	52
Regeneron Pharmaceuticals Inc *	308	172
ResMed Inc	411	101
STERIS PLC	287	59
Stryker Corp	964	250
Teleflex Inc	142	57
Thermo Fisher Scientific Inc	1,147	579
UnitedHealth Group Inc	2,763	1,106
Universal Health Services Inc, Cl B	241	35
Vertex Pharmaceuticals Inc *	768	155
Viatris Inc, Cl W *	3,381	48
Waters Corp *	177	61
West Pharmaceutical Services Inc	224	80
Zimmer Biomet Holdings Inc	622	100
Zoetis Inc, Cl A	1,373	256

		13,826

Industrials — 0.9%
3M Co	1,680	334
A O Smith Corp	402	29
Alaska Air Group Inc *	341	21
Allegion PLC	270	38
American Airlines Group Inc *	1,751	37
AMETEK Inc	710	95

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	23

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Boeing Co/The *	1,594	$382
Carrier Global Corp	2,316	113
Caterpillar Inc, Cl A	1,582	344
CH Robinson Worldwide Inc	444	42
Cintas Corp	268	102
Copart Inc *	624	82
CSX Corp	6,594	212
Cummins Inc	419	102
Deere & Co	908	320
Delta Air Lines Inc, Cl A *	1,968	85
Dover Corp	410	62
Eaton Corp PLC	1,176	174
Emerson Electric Co	1,773	171
Equifax Inc	368	88
Expeditors International of Washington Inc	478	60
Fastenal Co, Cl A	1,766	92
FedEx Corp	723	216
Fortive Corp	1,025	71
Fortune Brands Home & Security Inc	451	45
Generac Holdings Inc *	190	79
General Dynamics Corp	661	124
General Electric Co	25,434	342
Honeywell International Inc	2,023	444
Howmet Aerospace Inc	1,110	38
Huntington Ingalls Industries Inc, Cl A	119	25
IDEX Corp	214	47
IHS Markit Ltd	1,081	122
Illinois Tool Works Inc	854	191
Ingersoll Rand Inc *	1,127	55
Jacobs Engineering Group Inc	386	51
JB Hunt Transport Services Inc	276	45
Johnson Controls International PLC	2,118	145
Kansas City Southern	275	78
L3Harris Technologies Inc	598	129
Lockheed Martin Corp	727	275
Masco Corp	787	46
Nielsen Holdings PLC	1,058	26
Norfolk Southern Corp	747	198
Northrop Grumman Corp	440	160
Old Dominion Freight Line Inc, Cl A	290	74
Otis Worldwide Corp	1,185	97
PACCAR Inc	1,011	90
Parker-Hannifin Corp, Cl A	374	115
Pentair PLC	494	33
Quanta Services Inc	421	38
Raytheon Technologies Corp	4,414	377
Republic Services Inc	634	70
Robert Half International Inc	353	31
Rockwell Automation Inc	327	94
Rollins Inc	670	23
Roper Technologies Inc	306	144
Snap-on Inc	172	39

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Southwest Airlines Co, Cl A *	1,667	$88
Stanley Black & Decker Inc	490	100
Teledyne Technologies Inc *	142	60
Textron Inc	694	48
Trane Technologies PLC	716	132
TransDigm Group Inc *	160	104
Union Pacific Corp	1,947	428
United Airlines Holdings Inc *	980	51
United Parcel Service Inc, Cl B	2,091	435
United Rentals Inc *	199	63
Verisk Analytics Inc, Cl A	473	83
Waste Management Inc	1,149	161
Westinghouse Air Brake Technologies Corp	487	40
WW Grainger Inc	125	55
Xylem Inc/NY	526	63

		9,073

Information Technology — 3.1%
Accenture PLC, Cl A	1,847	545
Adobe Inc *	1,399	819
Advanced Micro Devices Inc *	3,577	336
Akamai Technologies Inc *	483	56
Amphenol Corp, Cl A	1,758	120
Analog Devices Inc	1,091	188
ANSYS Inc *	269	93
Apple Inc	46,081	6,311
Applied Materials Inc	2,664	379
Arista Networks Inc *	154	56
Autodesk Inc, Cl A *	652	190
Automatic Data Processing Inc	1,261	251
Broadcom Inc	1,189	567
Broadridge Financial Solutions Inc	329	53
Cadence Design Systems Inc *	818	112
CDW Corp/DE	430	75
Cisco Systems Inc/Delaware	12,310	653
Citrix Systems Inc	397	47
Cognizant Technology Solutions Corp, Cl A	1,559	108
Corning Inc, Cl B	2,381	97
DXC Technology Co *	736	29
Enphase Energy Inc *	400	74
F5 Networks Inc, Cl A *	193	36
Fidelity National Information Services Inc, Cl B	1,831	259
Fiserv Inc, Cl A *	1,750	187
FleetCor Technologies Inc *	231	59
Fortinet Inc *	389	93
Gartner Inc *	250	61
Global Payments Inc	874	164
Hewlett Packard Enterprise Co	3,664	54
HP Inc	3,547	107
Intel Corp	11,850	665
International Business Machines Corp	2,595	380
Intuit Inc	795	390

24	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
IPG Photonics Corp *	106	$22
Jack Henry & Associates Inc	209	34
Juniper Networks Inc	1,052	29
Keysight Technologies Inc *	578	89
KLA Corp	455	148
Lam Research Corp	426	277
Leidos Holdings Inc	365	37
Mastercard Inc, Cl A	2,561	935
Maxim Integrated Products Inc	774	82
Microchip Technology Inc	766	115
Micron Technology Inc	3,297	280
Microsoft Corp	22,100	5,987
Monolithic Power Systems Inc	140	52
Motorola Solutions Inc	504	109
NetApp Inc	712	58
NortonLifeLock Inc	1,684	46
NVIDIA Corp	1,830	1,464
NXP Semiconductors NV	819	169
Oracle Corp, Cl B	5,394	420
Paychex Inc	906	97
Paycom Software Inc *	136	49
PayPal Holdings Inc *	3,451	1,006
PTC Inc *	300	42
Qlik *	3,600	—
Qlik, Cl A *(F)	56	57
Qlik, Cl B *	13,812	—
Qorvo Inc *	341	67
QUALCOMM Inc	3,304	472
salesforce.com Inc *	2,720	664
Seagate Technology Holdings	598	53
ServiceNow Inc *	579	318
Skyworks Solutions Inc	480	92
Synopsys Inc *	447	123
TE Connectivity Ltd	996	135
Teradyne Inc	490	66
Texas Instruments Inc	2,679	515
Trimble Inc *	800	66
Tyler Technologies Inc *	128	58
VeriSign Inc *	308	70
Visa Inc, Cl A	4,957	1,159
Western Digital Corp *	867	62
Western Union Co/The	1,292	30
Xilinx Inc	747	108
Zebra Technologies Corp, Cl A *	163	86

		29,362

Materials — 0.3%
Air Products and Chemicals Inc	655	188
Albemarle Corp	353	59
Amcor PLC	4,435	51
Arctic Canadian Diamond Company Ltd. *	824	—
Avery Dennison Corp	232	49
Ball Corp	1,021	83

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Celanese Corp, Cl A	340	$52
CF Industries Holdings Inc	667	34
Corteva Inc	2,143	95
Dow Inc	2,194	139
DuPont de Nemours Inc	1,565	121
Eastman Chemical Co	442	52
Ecolab Inc	735	151
FMC Corp	357	39
Freeport-McMoRan Inc, Cl B	4,300	160
International Flavors & Fragrances Inc	765	114
International Paper Co	1,201	74
Linde PLC	1,520	439
LyondellBasell Industries NV, Cl A	784	81
Martin Marietta Materials Inc, Cl A	190	67
Mosaic Co/The	1,105	35
Newmont Corp	2,359	149
Nucor Corp	911	87
Packaging Corp of America	308	42
PPG Industries Inc	693	118
Sealed Air Corp	462	27
Sherwin-Williams Co/The, Cl A	710	193
Vulcan Materials Co	400	70
Westrock Co	863	46

		2,815

Real Estate — 0.3%
Alexandria Real Estate Equities Inc ‡	401	73
American Tower Corp, Cl A ‡	1,317	356
AvalonBay Communities Inc ‡	433	90
Boston Properties Inc ‡	415	48
Crown Castle International Corp ‡	1,281	250
Digital Realty Trust Inc, Cl A ‡	801	121
Duke Realty Corp ‡	1,052	50
Equinix Inc ‡	264	212
Equity Residential ‡	1,059	82
Essex Property Trust Inc ‡	195	58
Extra Space Storage Inc ‡	375	61
Federal Realty Investment Trust ‡	206	24
Healthpeak Properties Inc ‡	1,507	50
Host Hotels & Resorts Inc *‡	2,164	37
Iron Mountain Inc ‡	910	38
Kimco Realty Corp ‡	1,243	26
Mid-America Apartment Communities Inc ‡	323	54
Prologis Inc ‡	2,181	261
Public Storage ‡	433	130
Realty Income Corp ‡	1,065	71
Regency Centers Corp ‡	482	31
SBA Communications Corp, Cl A ‡	335	107
Simon Property Group Inc ‡	985	129
UDR Inc ‡	952	47
Ventas Inc ‡	1,058	60
Vornado Realty Trust ‡	469	22
Welltower Inc ‡	1,278	106

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	25

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Weyerhaeuser Co ‡	2,276	$78

		2,672

Utilities — 0.3%
AES Corp/The	2,161	56
Alliant Energy Corp	686	38
Ameren Corp	758	61
American Electric Power Co Inc	1,442	122
American Water Works Co Inc	566	87
Atmos Energy Corp	402	39
CenterPoint Energy Inc	1,750	43
CMS Energy Corp	857	51
Consolidated Edison Inc	1,042	75
Dominion Energy Inc	2,315	170
DTE Energy Co	594	77
Duke Energy Corp	2,218	219
Edison International	1,089	63
Entergy Corp	603	60
Evergy Inc	631	38
Eversource Energy	1,050	84
Exelon Corp	2,939	130
FirstEnergy Corp	1,630	61
NextEra Energy Inc	5,696	417
NiSource Inc	1,208	29
NRG Energy Inc	813	33
Pinnacle West Capital Corp	349	29
PPL Corp	2,347	66
Public Service Enterprise Group Inc	1,470	88
Sempra Energy	906	120
Southern Co/The	3,040	184
WEC Energy Group Inc	980	87
Xcel Energy Inc	1,643	108

		2,635

Total Common Stock (Cost $47,533) ($ Thousands)		107,199

	Face Amount (Thousands)

MORTGAGE-BACKED SECURITIES — 6.7%

Agency Mortgage-Backed Obligations — 1.2%
FHLMC REMIC CMO, Ser 2019-4905, Cl SA, IO
6.009%, VAR ICE LIBOR USD 1 Month+6.100%, 08/25/2049	$683	125
FHLMC REMIC CMO, Ser 2019-4936, Cl PS, IO
5.909%, VAR ICE LIBOR USD 1 Month+6.000%, 12/25/2049	14	2

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC CMO, Ser 2019-4936, Cl ES, IO
5.909%, VAR ICE LIBOR USD 1 Month+6.000%,12/25/2049	$12	$2
FHLMC REMIC CMO, Ser 2020-4980, Cl KI, IO
4.500%,06/25/2050	3,439	483
FHLMC REMIC CMO, Ser 2020-4991, Cl IE, IO
5.000%,07/25/2050	2,735	433
FHLMC REMIC CMO, Ser 2020-4998, Cl GI, IO
4.000%,08/25/2050	2,749	405
FHLMC REMIC CMO, Ser 2020-5009, Cl DI, IO
2.000%,09/25/2050	1,682	192
FHLMC REMIC CMO, Ser 2020-5012, Cl DI, IO
4.000%,09/25/2050	924	137
FHLMC REMIC CMO, Ser 2020-5020, Cl IH, IO
3.000%,08/25/2050	689	101
FHLMC Stacr Remic Trust, Ser 2017-HRP1, Cl B1
4.692%, VAR ICE LIBOR USD 1 Month+4.600%,12/25/2042	330	338
FHLMC Stacr Remic Trust, Ser 2020-DNA1, Cl B1
2.392%, VAR ICE LIBOR USD 1 Month+2.300%,01/25/2050 (A)	660	659
FHLMC Stacr Remic Trust, Ser 2020-DNA3, Cl B1
5.192%, VAR ICE LIBOR USD 1 Month+5.100%,06/25/2050 (A)	1,620	1,696
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2021-DNA2, Cl M2
2.318%, VAR SOFR30A+2.300%,08/25/2033 (A)	480	493
FNMA REMIC CMO, Ser 2012-115, Cl DS, IO
6.009%, VAR ICE LIBOR USD 1 Month+6.100%,10/25/2042	367	75
FNMA REMIC CMO, Ser 2015-30, Cl SJ, IO
5.509%, VAR ICE LIBOR USD 1 Month+5.600%,05/25/2045	532	88
FNMA REMIC CMO, Ser 2015-34, Cl LS, IO
6.009%, VAR ICE LIBOR USD 1 Month+6.100%,06/25/2045	22	4
FNMA REMIC CMO, Ser 2016-69, Cl BS, IO
6.009%, VAR ICE LIBOR USD 1 Month+6.100%,10/25/2046	17	3
FNMA REMIC CMO, Ser 2017-104, Cl SB, IO
6.059%, VAR ICE LIBOR USD 1 Month+6.150%,01/25/2048	1,606	281

26	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2017-69, Cl SG, IO
6.059%, VAR ICE LIBOR USD 1 Month+6.150%,09/25/2047	$1,723	$383
FNMA REMIC CMO, Ser 2017-86, Cl SB, IO
6.059%, VAR ICE LIBOR USD 1 Month+6.150%,11/25/2047	1,507	283
FNMA REMIC CMO, Ser 2019-81, Cl SD, IO
5.909%, VAR ICE LIBOR USD 1 Month+6.000%,01/25/2050	337	51
FNMA REMIC CMO, Ser 2020-45, Cl EI, IO
5.000%,07/25/2050	16	2
FNMA REMIC CMO, Ser 2020-60, Cl NI, IO
4.000%,09/25/2050	858	127
FNMA REMIC CMO, Ser 2020-60, Cl KI, IO
2.000%,09/25/2050	1,999	213
FNMA REMIC CMO, Ser 2020-62, Cl GI, IO
4.000%,06/25/2048	1,540	273
FNMA, Ser FN BL5547
2.680%,01/01/2035	100	109
FNMA, Ser FN BM6224
2.790%,01/01/2035 (I)	348	383
GNMA REMIC CMO, Ser 2010-9, Cl XD, IO
6.525%, VAR ICE LIBOR USD 1 Month+6.600%,01/16/2040	1,669	341
GNMA REMIC CMO, Ser 2013-124, Cl CS, IO
5.957%, VAR ICE LIBOR USD 1 Month+6.050%,08/20/2043	167	29
GNMA REMIC CMO, Ser 2014-117, Cl SJ, IO
5.507%, VAR ICE LIBOR USD 1 Month+5.600%,08/20/2044	470	85
GNMA REMIC CMO, Ser 2015-111, Cl IM, IO
4.000%,08/20/2045	2,146	261
GNMA REMIC CMO, Ser 2015-168, Cl IP, IO
4.000%,11/20/2045	811	75
GNMA REMIC CMO, Ser 2016-109, Cl IH, IO
4.000%,10/20/2045	1,223	135
GNMA REMIC CMO, Ser 2016-27, Cl IA, IO
4.000%,06/20/2045	565	52
GNMA REMIC CMO, Ser 2017-112, Cl SJ, IO
5.567%, VAR ICE LIBOR USD 1 Month+5.660%,07/20/2047	1,222	190
GNMA REMIC CMO, Ser 2018-105, Cl SC, IO
6.107%, VAR ICE LIBOR USD 1 Month+6.200%,08/20/2048	299	47
GNMA REMIC CMO, Ser 2018-122, Cl SE, IO
6.107%, VAR ICE LIBOR USD 1 Month+6.200%,09/20/2048	749	143
GNMA REMIC CMO, Ser 2018-122, Cl HS, IO
6.107%, VAR ICE LIBOR USD 1 Month+6.200%,09/20/2048	532	98
GNMA REMIC CMO, Ser 2018-124, Cl SN, IO
6.107%, VAR ICE LIBOR USD 1 Month+6.200%,09/20/2048	2,262	446

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA REMIC CMO, Ser 2018-137, Cl SN, IO
6.057%, VAR ICE LIBOR USD 1 Month+6.150%,10/20/2048	$748	$131
GNMA REMIC CMO, Ser 2018-139, Cl SQ, IO
6.057%, VAR ICE LIBOR USD 1 Month+6.150%,10/20/2048	484	69
GNMA REMIC CMO, Ser 2018-67, Cl PS, IO
6.107%, VAR ICE LIBOR USD 1 Month+6.200%,05/20/2048	2,499	441
GNMA REMIC CMO, Ser 2018-7, Cl DS, IO
5.607%, VAR ICE LIBOR USD 1 Month+5.700%,01/20/2048	1,480	288
GNMA REMIC CMO, Ser 2019-1, Cl SN, IO
5.957%, VAR ICE LIBOR USD 1 Month+6.050%,01/20/2049	405	57
GNMA REMIC CMO, Ser 2019-110, Cl SD, IO
6.007%, VAR ICE LIBOR USD 1 Month+6.100%,09/20/2049	1,145	178
GNMA REMIC CMO, Ser 2019-110, Cl SE, IO
6.007%, VAR ICE LIBOR USD 1 Month+6.100%,09/20/2049	1,133	158
GNMA REMIC CMO, Ser 2019-128, Cl IO, IO
4.000%,10/20/2049	875	119
GNMA REMIC CMO, Ser 2019-151, Cl NI, IO
3.500%,10/20/2049	4,121	375
GNMA REMIC CMO, Ser 2019-4, Cl SJ, IO
5.957%, VAR ICE LIBOR USD 1 Month+6.050%,01/20/2049	790	122
GNMA REMIC CMO, Ser 2019-52, Cl SK, IO
5.904%, VAR ICE LIBOR USD 1 Month+6.050%,04/20/2049	1,014	135
GNMA REMIC CMO, Ser 2019-6, Cl SA, IO
5.904%, VAR ICE LIBOR USD 1 Month+6.050%,01/20/2049	309	49
GNMA REMIC CMO, Ser 2019-69, Cl S, IO
3.177%, VAR ICE LIBOR USD 1 Month+3.270%,06/20/2049	367	29
GNMA REMIC CMO, Ser 2019-78, Cl SE, IO
5.954%, VAR ICE LIBOR USD 1 Month+6.100%,06/20/2049	265	39
GNMA REMIC CMO, Ser 2020-78, Cl DI, IO
4.000%,06/20/2050	2,174	259

		11,692

Non-Agency Mortgage-Backed Obligations — 5.5%
Alternative Loan Trust, Ser 2005-81, Cl A1
0.652%, VAR ICE LIBOR USD 1 Month+0.560%,02/25/2037	600	526
Barclays Commercial Mortgage Trust, Ser 2019-C5, Cl A4
3.063%,11/15/2052	870	944

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	27

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Benchmark Mortgage Trust, Ser 2019-B11, Cl XA, IO
1.196%,05/15/2052 (I)	$10,900	$708
BX Commercial Mortgage Trust, Ser 2018- BIOA, Cl D
1.394%, VAR ICE LIBOR USD 1 Month+1.321%,03/15/2037 (A)	650	651
BX Commercial Mortgage Trust, Ser 2019- IMC, Cl E
2.223%, VAR ICE LIBOR USD 1 Month+2.150%,04/15/2034 (A)	1,970	1,960
BX Trust, Ser 2018-GWMZ, Cl MC
5.561%, VAR ICE LIBOR USD 1 Month+5.488%,05/15/2037 (A)	1,100	1,010
Capmark Military Housing Trust, Ser 2007- AET2, Cl A
6.063%,10/10/2052 (A)	936	1,015
CFK Trust, Ser 2020-MF2, Cl E
3.573%,03/15/2039 (A)(I)	500	489
CGMS Commercial Mortgage Trust, Ser 2017-MDRA, Cl C
3.878%,07/10/2030 (A)(I)	1,620	1,605
Connecticut Avenue Securities Trust, Ser 2018-R07, Cl 1B1
4.442%, VAR ICE LIBOR USD 1 Month+4.350%,04/25/2031 (A)	460	477
Connecticut Avenue Securities Trust, Ser 2019-R05, Cl 1B1
4.192%, VAR ICE LIBOR USD 1 Month+4.100%,07/25/2039 (A)	640	651
Credit Suisse Mortgage Trust, Ser 2019- RIO, Cl B
8.000%,12/15/2021	1,440	1,370
CSMC Trust, Ser 2014-USA, Cl E
4.373%,09/15/2037 (A)	320	286
CSMC Trust, Ser 2017-RPL1, Cl M2
3.015%,07/25/2057 (A)(I)	1,190	1,144
CSMC Trust, Ser 2019-UVIL, Cl A
3.160%,12/15/2041 (A)	950	1,008
CSWF, Ser 2018-TOP, Cl D
1.873%, VAR ICE LIBOR USD 1 Month+1.800%,08/15/2035 (A)	548	548
FNMA Connecticut Avenue Securities, Ser 2018-C01, Cl 1B1
3.642%, VAR ICE LIBOR USD 1 Month+3.550%,07/25/2030	570	584
FNMA Connecticut Avenue Securities, Ser 2018-C03, Cl 1M2
2.242%, VAR ICE LIBOR USD 1 Month+2.150%,10/25/2030	590	598

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA Connecticut Avenue Securities, Ser 2018-C03, Cl 1M2C
2.242%, VAR ICE LIBOR USD 1 Month+2.150%,10/25/2030	$2,470	$2,482
GS Mortgage Securities Trust, Ser 2017- STAY, Cl E
2.473%, VAR ICE LIBOR USD 1 Month+2.400%,07/15/2032 (A)	1,000	999
GS Mortgage Securities Trust, Ser 2018- SRP5, Cl C
5.731%,09/15/2031	1,970	631
GS Mortgage Securities Trust, Ser 2020- DUNE, Cl A
1.173%, VAR ICE LIBOR USD 1 Month+1.100%,12/15/2036 (A)	1,830	1,839
GS Mortgage Securities Trust, Ser 2020- DUNE, Cl F
3.323%, VAR ICE LIBOR USD 1 Month+3.250%,12/15/2036 (A)	595	575
HarborView Mortgage Loan Trust, Ser 2006-10, Cl 2A1B
0.333%, VAR ICE LIBOR USD 1 Month+0.240%,11/19/2036	1,990	1,839
Impac CMB Trust, Ser 2005-4, Cl 1M1
0.737%, VAR ICE LIBOR USD 1 Month+0.430%,05/25/2035	1,059	1,041
JPMCC Commercial Mortgage Securities Trust, Ser 2019-BOLT, Cl XCP, IO
2.052%,07/15/2034 (A)(I)	2,368	2
JPMCC Commercial Mortgage Securities Trust, Ser 2019-BOLT, Cl C
3.873%, VAR ICE LIBOR USD 1 Month+3.800%,07/15/2034 (A)	1,697	1,601
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-WPT, Cl FFL
2.980%, VAR ICE LIBOR USD 1 Month+2.900%,07/05/2033 (A)	1,790	1,734
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2020-NNN, Cl FFL
2.575%, VAR ICE LIBOR USD 1 Month+2.500%,01/16/2037 (A)	22	22
JPMorgan Chase Commercial Mortgage Securities, Ser 2019-BKWD, Cl E
2.673%, VAR ICE LIBOR USD 1 Month+2.600%,09/15/2029 (A)	1,730	1,710
Legacy Mortgage Asset Trust, Ser 2021-GS1, Cl A2
3.844%,10/25/2066 (A)	660	663
Morgan Stanley Re-REMIC Trust, Ser 2010- R5, Cl 4B
1.204%,06/26/2036 (A)	289	266

28	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Motel 6 Trust, Ser 2017-MTL6, Cl F
4.323%, VAR ICE LIBOR USD 1 Month+4.250%,08/15/2034 (A)	$1,204	$1,207
Multifamily Connecticut Avenue Securities Trust, Ser 2019-01, Cl M10
3.342%, VAR ICE LIBOR USD 1 Month+3.250%,10/15/2049 (A)	530	537
Multifamily Connecticut Avenue Securities Trust, Ser 2020-01, Cl M10
3.842%, VAR ICE LIBOR USD 1 Month+3.750%,03/25/2050 (A)	480	500
Natixis Commercial Mortgage Securities Trust, Ser 2019-TRUE, Cl A
3.511%, VAR ICE LIBOR USD 1 Month+2.011%,04/18/2024 (A)	870	859
NewRez Warehouse Securitization Trust, Ser 2021-1, Cl F
5.342%, VAR ICE LIBOR USD 1 Month+5.250%,05/25/2055 (A)	330	330
Nomura Asset Acceptance Alternative Loan Trust, Ser 2003-A1, Cl M
6.626%,05/25/2033 (I)	706	451
Nomura Resecuritization Trust, Ser 2015- 4R, Cl 5A1
1.153%, VAR ICE LIBOR USD 1 Month+0.430%,03/26/2036 (A)	448	451
PMT Credit Risk Transfer Trust, Ser 2019- 3R, Cl A
2.796%, VAR ICE LIBOR USD 1 Month+2.700%,10/27/2022 (A)	451	453
Radnor, Ser 2020-1, Cl M1C
1.842%, VAR ICE LIBOR USD 1 Month+1.750%,01/25/2030 (A)	1,830	1,789
RALI Series Trust, Ser 2006-QO2, Cl A2
0.632%, VAR ICE LIBOR USD 1 Month+0.540%,02/25/2046	1,373	417
RALI Series Trust, Ser 2007-QO2, Cl A1
0.242%, VAR ICE LIBOR USD 1 Month+0.150%,02/25/2047	922	467
Seasoned Credit Risk Transfer Trust, Ser 2018-1, Cl M
4.750%,05/25/2057 (I)	1,720	1,787
Seasoned Credit Risk Transfer Trust, Ser 2018-3, Cl M
4.750%,08/25/2057 (A)(I)	1,125	1,199
Seasoned Credit Risk Transfer Trust, Ser 2019-4, Cl M
4.500%,02/25/2059 (A)(I)	1,720	1,814
Seasoned Credit Risk Transfer Trust, Ser 2020-1, Cl M
4.250%,08/25/2059 (A)(I)	2,230	2,351

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Seasoned Credit Risk Transfer Trust, Ser 2020-2, Cl M
4.250%,11/25/2059 (A)(I)	$830	$876
Seasoned Credit Risk Transfer Trust, Ser 2020-3, Cl M
4.250%,05/25/2060 (A)(I)	640	642
Shops at Crystals Trust, Ser 2106-CSTL, Cl D
3.856%,07/05/2036 (A)(I)	885	850
Tharaldson Hotel Portfolio Trust, Ser 2018- THL, Cl F
4.183%, VAR ICE LIBOR USD 1 Month+4.102%,11/11/2034 (A)	583	556
Tharaldson Hotel Portfolio Trust, Ser 2018- THL, Cl E
3.410%, VAR ICE LIBOR USD 1 Month+3.330%,11/11/2034 (A)	1,742	1,712
WaMu Mortgage Pass-Through Certificates Trust, Ser 2006-AR16, Cl 2A2
2.492%,12/25/2036 (I)	762	725
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR5, Cl 2A1
2.634%,04/25/2036 (I)	612	605

		51,556

Total Mortgage-Backed Securities (Cost $62,472) ($ Thousands)		63,248

ASSET-BACKED SECURITIES — 4.1%

Automotive — 0.5%
Avis Budget Rental Car Funding AESOP, Ser 2019-3A, Cl C
3.150%, 03/20/2026 (A)	820	853
Hertz Vehicle Financing II, Ser 2015-3A, Cl C
4.440%, 09/25/2021 (A)	350	351
Hertz Vehicle Financing II, Ser 2016-2A, Cl C
4.990%, 03/25/2022 (A)	3,000	3,001
Hertz Vehicle Financing II, Ser 2018-1A, Cl D
5.860%, 02/25/2024 (A)	530	532

		4,737

Mortgage Related Securities — 0.3%
ACE Securities Home Equity Loan Trust, Ser 2004-HE3, Cl M1
1.080%, VAR ICE LIBOR USD 1 Month+0.930%, 11/25/2034	523	523
Asset Backed Securities Home Equity Loan Trust, Ser 2007-HE1, Cl A4
0.232%, VAR ICE LIBOR USD 1 Month+0.140%, 12/25/2036	1,388	1,357

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	29

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Option One Mortgage Loan Trust, Ser 2005- 3, Cl M4
1.022%, VAR ICE LIBOR USD 1 Month+0.930%, 08/25/2035	$970	$906

		2,786

Other Asset-Backed Securities — 3.3%
522 Funding CLO, Ser 2019-5A, Cl E
7.524%, VAR ICE LIBOR USD 3 Month+7.340%, 01/15/2033 (A)	250	249
Apidos CLO XXII, Ser 2020-22A, Cl DR
6.938%, VAR ICE LIBOR USD 3 Month+6.750%, 04/20/2031 (A)	1,380	1,377
Avery Point VI CLO, Ser 2018-6A, Cl DR
3.126%, VAR ICE LIBOR USD 3 Month+2.950%, 08/05/2027 (A)	610	609
Bain Capital Credit CLO, Ser 2021-1A, Cl D
3.095%, VAR ICE LIBOR USD 3 Month+2.910%, 04/18/2034 (A)	450	445
Benefit Street Partners CLO IV, Ser 2021- IVA, Cl CRRR
3.788%, VAR ICE LIBOR USD 3 Month+3.600%, 01/20/2032 (A)	340	342
BlueMountain CLO, Ser 2018-1A, Cl CR
2.038%, VAR ICE LIBOR USD 3 Month+1.850%, 04/20/2027 (A)	700	696
BlueMountain CLO, Ser 2018-2A, Cl AR2
1.205%, VAR ICE LIBOR USD 3 Month+1.050%, 11/20/2028 (A)	273	274
BlueMountain CLO, Ser 2018-2A, Cl ER
5.390%, VAR ICE LIBOR USD 3 Month+5.200%, 07/18/2027 (A)	1,000	970
Bristol Park CLO, Ser 2020-1A, Cl ER
7.184%, VAR ICE LIBOR USD 3 Month+7.000%, 04/15/2029 (A)	500	500
Canyon Capital CLO, Ser 2021-1A, Cl E
6.596%, VAR ICE LIBOR USD 3 Month+6.410%, 04/15/2034 (A)	280	278
Carlyle Global Market Strategies CLO, Ser 2018-2RA, Cl A1
1.206%, VAR ICE LIBOR USD 3 Month+1.050%, 05/15/2031 (A)	1,045	1,046
Carlyle US CLO, Ser 2017-1A, Cl A1B
1.418%, VAR ICE LIBOR USD 3 Month+1.230%, 04/20/2031 (A)	646	647
Cathedral Lake VI, Ser 2021-6A, Cl E
7.329%, VAR ICE LIBOR USD 3 Month+7.210%, 04/25/2034 (A)	300	292
Cathedral Lake VII, Ser 2021-7RA, Cl D
4.472%, VAR ICE LIBOR USD 3 Month+4.280%, 01/15/2032 (A)	700	703

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Catskill Park CLO, Ser 2017-1A, Cl D
6.188%, VAR ICE LIBOR USD 3 Month+6.000%, 04/20/2029 (A)	$900	$898
CIFC Funding, Ser 2021-4A, Cl D
2.994%, VAR ICE LIBOR USD 3 Month+2.900%, 07/15/2033 (A)	490	489
Copper River CLO, Ser 2006-1A
0.000%, 01/20/2021 *(A)(K)	3,000	1
Countrywide Asset-Backed Certificates, Ser 2006-12, Cl 1A
0.352%, VAR ICE LIBOR USD 1 Month+0.260%, 12/25/2036	1,242	1,198
Credit Suisse European Mortgage Capital, Ser 2019-1OTF, Cl A
3.086%, VAR ICE LIBOR USD 3 Month+2.900%, 08/09/2024 (A)	970	935
Cumberland Park CLO, Ser 2018-2A, Cl DR
2.888%, VAR ICE LIBOR USD 3 Month+2.700%, 07/20/2028 (A)	500	502
Cumberland Park CLO, Ser 2018-2A, Cl ER
5.838%, VAR ICE LIBOR USD 3 Month+5.650%, 07/20/2028 (A)	600	599
Dividend Solar Loans, Ser 2019-1, Cl A
3.670%, 08/22/2039 (A)	476	504
Dryden LXXV CLO, Ser 2021-75A, Cl ER2
6.802%, VAR ICE LIBOR USD 3 Month+6.600%, 04/15/2034 (A)	770	764
Dryden XLIII Senior Loan Fund, Ser 2021- 43A, Cl ER3
6.588%, VAR ICE LIBOR USD 3 Month+6.400%, 04/20/2034 (A)	330	329
Educational Funding, Ser 2006-1A, Cl A3
0.526%, VAR ICE LIBOR USD 3 Month+0.350%, 04/25/2033 (A)	451	375
First Franklin Mortgage Loan Trust, Ser 2006-FF15, Cl A5
0.252%, VAR ICE LIBOR USD 1 Month+0.160%, 11/25/2036	1,188	1,173
Goldentree Loan Management US CLO VI, Ser 2019-6A, Cl E
5.408%, VAR ICE LIBOR USD 3 Month+5.220%, 01/20/2033 (A)	250	245
Golub Capital Partners CLO LIII, Ser 2021- 53A, Cl E
6.830%, VAR ICE LIBOR USD 3 Month+6.700%, 07/20/2034 (A)	410	409
Halsey Point CLO I, Ser 2019-1A, Cl F
8.388%, VAR ICE LIBOR USD 3 Month+8.200%, 01/20/2033 (A)	290	269
Hardee’s Funding, Ser 2021-1A, Cl A2
2.865%, 06/20/2051 (A)	160	160

30	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
HGI CRE CLO, Ser 2021-FL1, Cl C
1.775%, VAR ICE LIBOR USD 1 Month+1.700%, 06/16/2036 (A)	$330	$330
Hildene Community Funding CDO, Ser 2020-1A, Cl AR
3.250%, 11/01/2035 (A)	250	248
LCM XXII, Ser 2018-22A, Cl DR
5.688%, VAR ICE LIBOR USD 3 Month+5.500%, 10/20/2028 (A)	350	333
Legacy Mortgage Asset Trust, Ser 2019- GS1, Cl A1
4.000%, 01/25/2059 (A)	444	445
Marathon, Ser 2005-2A
0.000%, 12/20/2019 *(A)(K)	750	–
Marathon, Ser 2019-2A, Cl BA
3.488%, VAR ICE LIBOR USD 3 Month+3.300%, 01/20/2033 (A)	330	330
Oaktree CLO, Ser 2019-1A, Cl D
3.984%, VAR ICE LIBOR USD 3 Month+3.800%, 04/22/2030 (A)	250	244
Ocean Trails CLO IX, Ser 2020-9A, Cl A1
2.054%, VAR ICE LIBOR USD 3 Month+1.870%, 10/15/2029 (A)	270	271
Ocean Trails CLO IX, Ser 2020-9A, Cl A2
2.454%, VAR ICE LIBOR USD 3 Month+2.270%, 10/15/2029 (A)	310	311
Ocean Trails CLO VI, Ser 2021-6A, Cl DRR
3.784%, VAR ICE LIBOR USD 3 Month+3.600%, 07/15/2028 (A)	340	340
OHA Loan Funding, Ser 2019-1A, Cl DR2
4.156%, VAR ICE LIBOR USD 3 Month+4.000%, 11/15/2032 (A)	250	251
OZLM VII, Ser 2018-7RA, Cl CR
3.190%, VAR ICE LIBOR USD 3 Month+3.000%, 07/17/2029 (A)	650	641
OZLM XI, Ser 2017-11A, Cl BR
2.486%, VAR ICE LIBOR USD 3 Month+2.300%, 10/30/2030 (A)	600	601
Parallel, Ser 2020-1A, Cl CR
2.188%, VAR ICE LIBOR USD 3 Month+2.000%, 07/20/2029 (A)	750	740
Popular ABS Mortgage Pass-Through Trust, Ser 2005-6, Cl A4
3.450%, 01/25/2036	295	296
Sculptor CLO XXVI, Ser 2021-26A, Cl E
0.133%, VAR ICE LIBOR USD 3 Month+7.250%, 07/20/2034 (A)	450	449
SMB Private Education Loan Trust, Ser 2021-A, Cl D1
3.860%, 01/15/2053 (A)	690	687

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Structured Asset Securities Mortgage Loan Trust, Ser 2006-GEL4, Cl M1
0.720%, VAR ICE LIBOR USD 1 Month+0.570%, 10/25/2036 (A)	$1,895	$1,864
SUNNOVA HELIOS II, Ser 2019-AA, Cl C
5.320%, 06/20/2046 (A)	535	565
Sunrun Atlas Issuer, Ser 2019-2, Cl A
3.610%, 02/01/2055 (A)	414	441
Symphony CLO XIX, Ser 2018-19A, Cl E
5.384%, VAR ICE LIBOR USD 3 Month+5.200%, 04/16/2031 (A)	250	240
Towd Point Mortgage Trust, Ser 2019-4, Cl B1B
3.500%, 10/25/2059 (A)(I)	640	660
Venture XXXI CLO, Ser 2018-31A, Cl A1
1.218%, VAR ICE LIBOR USD 3 Month+1.030%, 04/20/2031 (A)	680	681
Voya CLO, Ser 2018-3A, Cl A1A
1.334%, VAR ICE LIBOR USD 3 Month+1.150%, 10/15/2031 (A)	750	750
Voya CLO, Ser 2021-3A, Cl DR
7.138%, VAR ICE LIBOR USD 3 Month+6.950%, 04/20/2034 (A)	260	259
Wachovia Asset Securitization Issuance II, Ser 2007-HE1, Cl A
0.232%, VAR ICE LIBOR USD 1 Month+0.140%, 07/25/2037 (A)	295	282
Whitehorse XII, Ser 2018-12A, Cl D
3.834%, VAR ICE LIBOR USD 3 Month+3.650%, 10/15/2031 (A)	250	245
Z Capital Credit Partners CLO, Ser 2021-1A, Cl D
4.350%, VAR ICE LIBOR USD 3 Month+4.200%, 07/15/2033 (A)	450	426
Zais CLO XIV, Ser 2020-16A, Cl D1
5.668%, VAR ICE LIBOR USD 3 Month+5.480%, 10/20/2031 (A)	250	251

		30,459

Total Asset-Backed Securities (Cost $41,896) ($ Thousands)		37,982

CONVERTIBLE BONDS — 0.5%
Alarm.com CV to 6.7939
0.000%, 01/15/2026 (A)(H)	57	52
Apollo Commercial Real Estate Finance CV to 50.226
4.750%, 08/23/2022	1,190	1,195
Blackline CV to 6.016
1.314%, 03/15/2026 (A)(H)	140	135
Cheesecake Factory CV to 12.755
0.375%, 06/15/2026	138	136

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	31

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CONVERTIBLE BONDS (continued)
Cheniere Energy CV to 7.2265
4.250%, 03/15/2045	$1,500	$1,263
DISH Network CV to 15.343
3.375%, 08/15/2026	610	623
DraftKings CV to 10.543
0.178%, 03/15/2028 (A)(H)	340	306
Gannett CV to 200
6.000%, 12/01/2027	240	263
Innovate Capital Pte CV to 209.9661
6.000%, 12/11/2024	72	19
Liberty Latin America CV to 48.4315
2.000%, 07/15/2024	270	275
NextEra Energy Partners CV to 11.049
0.188%, 06/15/2024 (A)(H)	160	159
Realogy Group CV to 40.840
0.250%, 06/15/2026 (A)	320	322
Spotify USA CV to 1.941
1.755%, 03/15/2026 (A)(H)	80	75
Twitter CV to 7.6905
0.000%, 03/15/2026 (A)(H)	210	200

Total Convertible Bonds (Cost $4,826) ($ Thousands)		5,023

	Shares
PREFERRED STOCK — 0.5%

Energy — 0.5%
MPLX, 6.500% *(C)(D)(F)	70,655	2,314
Targa Resources, 9.500% *	1,570	1,688

		4,002

Financials — 0.0%
B Riley Financial, 5.500%	8,400	211

Total Preferred Stock (Cost $4,155) ($ Thousands)		4,213

	Face Amount (Thousands)
MUNICIPAL BOND — 0.0%

Illinois — 0.0%
Illinois State, GO
7.350%, 07/01/2035	225	291

Total Municipal Bond (Cost $250) ($ Thousands)		291

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 0.0%
U.S. Treasury Bonds
2.250%, 05/15/2041	$40	$42
U.S. Treasury Notes
1.625%, 05/15/2031	160	162

Total U.S. Treasury Obligations (Cost $201) ($ Thousands)		204

	Number of Warrants
WARRANTS — 0.0%
Noble Corp, Expires 02/05/2028
Strike Price $– *	5,574	52

Total Warrants (Cost $12) ($ Thousands)		52

Total Investments in Securities — 93.6% (Cost $805,449) ($ Thousands)		$879,749

	Contracts
PURCHASED OPTIONS* — 0.0%
Total Purchased Options (L) (Cost $440) ($ Thousands)	2,962,172	$240

PURCHASED SWAPTIONS* — 0.0%
Total Purchased Swaptions (M) (Cost $70) ($ Thousands)	6,523,000	$36

WRITTEN OPTIONS* — (0.3)%
Total Written Options (L) (Premiums Received $2,167) ($ Thousands)	(508)	$(2,528)

WRITTEN SWAPTIONS* — 0.0%
Total Written Swaptions (M) (Premiums Received $76) ($ Thousands)	(13,047,000)	$(33)

32	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Asset Income Fund (Continued)

A list of the open exchange traded options contracts held by the Fund at June 30, 2021 is as follows:

Description	Number of Contracts	Notional Amount (Thousands) ††	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.0%

Put Options
July 2021, S&P 500 E-mini 3rd Week Option*	54	$125	$3,800.00	7/17/2021	$6
September 2021, S&P 500 E-mini Option*	51	164	3,850.00	9/18/2021	83
September 2021, S&P 500 E-mini Option*	33	81	4,000.00	9/18/2021	79
September 2021, S&P 500 E-mini Option*	34	63	3,900.00	9/18/2021	63

		433			231

Call Options
USD Call/JPY Put*	2,962,000	$7	115.20	11/20/2021	9

Total Purchased Options		440			$240

WRITTEN OPTIONS — (0.3)%
Put Options
July 2021, S&P 500 E-mini 3rd Week Option*	(54)	$(61)	3,500.00	07/17/21	$(2)
September 2021, S&P 500 E-mini Option*	(33)	(49)	3,800.00	09/18/21	(47)
September 2021, S&P 500 E-mini Option*	(85)	(128)	3,600.00	09/18/21	(76)

		(238)			(125)

Call Options
SPX US Index Option*	(166)	$(948)	4,250.00	07/17/21	$(1,167)
SPX US Index Option*	(170)	(981)	4,240.00	07/17/21	(1,236)

		(1,929)			(2,403)

Total Written Options		(2,167)			$(2,528)

††Represents Cost

A list of the open OTC swaption contracts held by the Fund at June 30, 2021 is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED SWAPTIONS — 0.0%

Call Swaptions
Swaption*	Bank of America Merrill Lynch	3,270,000	$109.50	08/21/2021	$20

Put Swaptions
Swaption*	Bank of America Merrill Lynch	3,253,000	$109.00	08/21/2021	16

Total Purchased Swaptions		6,523,000			$36

WRITTEN SWAPTIONS — 0.0%
Call Swaptions
Swaption*	Bank of America Merrill Lynch	(6,540,000)	$110.00	08/21/2021	$(21)

Put Swaptions
Swaption*	Bank of America Merrill Lynch	(6,507,000)	$106.50	08/21/2021	(12)

Total Written Swaptions		(13,047,000)			$(33)

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	33

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Asset Income Fund (Continued)

A list of the open futures contracts held by the Fund at June 30, 2021 is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
90-Day Euro$	198	Dec-2023	$48,943	$48,943	$–
90-Day Euro$	(32)	Dec-2021	(7,981)	(7,984)	(2)
90 DAY EURO$	–	Dec-2011	–	–	–
Australian 10-Year Bond	21	Sep-2021	2,286	2,226	6
Euro-Bob	5	Sep-2021	817	795	1
Euro-Bund	(39)	Sep-2021	(8,161)	(7,983)	(72)
S&P 500 Index E-MINI	174	Sep-2021	36,842	37,311	469
U.S. 2-Year Treasury Note	–	Oct-2011	–	–	–
U.S. 2-Year Treasury Note	561	Oct-2021	123,790	123,600	(191)
U.S. 5-Year Treasury Note	–	Sep-2011	–	–	–
U.S. 5-Year Treasury Note	(204)	Oct-2021	(25,269)	(25,180)	89
U.S. 5-Year Treasury Note	(57)	Oct-2021	(7,035)	(7,035)	(1)
U.S. 10-Year Treasury Note	(154)	Sep-2021	(20,353)	(20,405)	(52)
U.S. 10-Year Treasury Note	–	Sep-2011	–	–	–
U.S. 10-Year Treasury Note	502	Sep-2021	66,216	66,515	299
U.S. Long Treasury Bond	150	Sep-2021	23,526	24,113	587
U.S. Ultra Long Treasury Bond	181	Sep-2021	33,484	34,876	1,393
U.S. Ultra Long Treasury Bond	–	Oct-2011	–	–	–
Ultra 10-Year U.S. Treasury Note	(76)	Sep-2021	(10,979)	(11,187)	(209)

			$256,126	$258,605	$2,317

A list of the open forward foreign currency contracts held by the Fund at June 30, 2021 is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Royal Bank of Canada	09/10/21	USD	1,206	EUR	1,009	$(7)
BNP Paribas	07/19/21	USD	680	EUR	570	(3)
BNP Paribas	07/19/21	EUR	4,423	USD	5,293	46
BNYMellon	02/18/21	JPY	5,913	CAD	332,363	28
Brown Brothers Harriman	08/05/21	GBP	573	USD	813	23
Brown Brothers Harriman	09/10/21	EUR	24,120	USD	28,860	215
Citigroup	07/19/21	GBP	25	USD	35	—
Citigroup	07/19/21	USD	80	GBP	58	—
Citigroup	07/19/21	USD	1,046	MXN	21,331	23
Citigroup	07/19/21 - 09/10/21	USD	1,170	EUR	981	(6)
Citigroup	07/19/21	EUR	1,800	USD	2,141	6
Citigroup	07/19/21	USD	2,027	RUB	158,460	137
Citigroup	07/19/21	USD	2,776	AUD	3,627	(53)
Citigroup	07/19/21	USD	3,012	CAD	3,771	34
Citigroup	09/15/21	USD	2,667	CAD	3,282	(16)
Citigroup	07/19/21	BRL	6,676	USD	1,192	(136)
Citigroup	07/19/21 - 09/15/21	CAD	3,872	USD	3,204	77
Citigroup	07/19/21	CAD	3,140	USD	2,511	(25)
Citigroup	07/19/21	MXN	6,200	USD	313	2
Citigroup	07/19/21	MXN	7,820	USD	392	—
Citigroup	07/19/21	RUB	330,600	USD	4,394	(119)
Citigroup	09/15/21	EUR	2,104	NOK	21,429	(7)
Citigroup	09/15/21	EUR	2,384	SEK	24,134	(6)
Citigroup	09/15/21	NZD	3,067	USD	2,212	70

34	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Asset Income Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Deutsche Bank	09/15/21	SEK	23,643	USD	2,862	$95
Goldman Sachs	07/19/21	USD	1,814	MXN	37,010	40
Goldman Sachs	07/19/21	USD	1,701	RUB	133,328	119
Goldman Sachs	07/19/21	USD	954	RUB	69,640	(3)
Goldman Sachs	07/19/21	USD	839	CAD	1,040	1
Goldman Sachs	07/19/21	USD	2,164	CAD	2,656	(19)
Goldman Sachs	07/19/21	GBP	540	USD	767	21
Goldman Sachs	07/19/21	GBP	2,749	USD	3,778	(20)
Goldman Sachs	07/19/21	USD	250	GBP	182	1
Goldman Sachs	07/19/21	USD	3,361	GBP	2,375	(81)
Goldman Sachs	07/19/21	CAD	1,678	USD	1,377	22
Goldman Sachs	07/19/21	CAD	2,780	USD	2,237	(9)
Goldman Sachs	07/19/21	MXN	6,490	USD	327	2
Goldman Sachs	07/19/21	MXN	51,536	USD	2,549	(33)
Goldman Sachs	07/19/21	JPY	150,630	USD	1,386	29
Goldman Sachs	07/19/21	RUB	55,250	USD	764	10
Goldman Sachs	07/19/21	RUB	168,700	USD	2,278	(26)
Goldman Sachs	09/15/21	USD	2,167	NZD	3,084	(13)
JPMorgan Chase Bank	07/15/21	SAR	14,390	USD	3,836	(1)
JPMorgan Chase Bank	07/19/21	CAD	400	USD	328	5
JPMorgan Chase Bank	07/19/21	MXN	4,378	USD	219	(1)
JPMorgan Chase Bank	07/19/21	RUB	26,093	USD	351	(6)
JPMorgan Chase Bank	07/19/21	IDR	113,153,060	USD	7,707	(68)
JPMorgan Chase Bank	08/05/21	GBP	813	USD	1,128	5
JPMorgan Chase Bank	09/15/21	USD	2,177	AUD	2,889	(8)
JPMorgan Chase Bank	09/15/21	USD	5,203	EUR	4,268	(134)
JPMorgan Chase Bank	09/15/21	NOK	21,541	USD	2,608	104
Morgan Stanley	07/19/21	USD	298	IDR	4,252,110	(5)
Morgan Stanley	07/19/21	USD	509	GBP	360	(12)
Morgan Stanley	07/19/21	EUR	1,030	USD	1,243	21
Morgan Stanley	07/19/21	AUD	1,390	USD	1,076	32
Morgan Stanley	07/19/21	USD	1,949	EUR	1,610	(39)
Morgan Stanley	07/19/21	USD	825	AUD	1,100	1
Morgan Stanley	07/19/21	USD	1,322	AUD	1,720	(31)
Morgan Stanley	07/19/21	USD	3,413	JPY	375,017	(33)
Morgan Stanley	07/19/21	USD	3,673	MXN	74,740	73
Morgan Stanley	07/19/21	USD	3,494	CAD	4,335	7
Morgan Stanley	07/19/21	USD	574	CAD	700	(9)
Morgan Stanley	07/19/21	USD	369	NOK	3,190	2
Morgan Stanley	07/19/21	USD	7,894	NOK	66,400	(176)
Morgan Stanley	07/19/21	NOK	21,990	USD	2,645	89
Morgan Stanley	07/19/21	MXN	5,990	USD	303	2
Morgan Stanley	07/19/21	MXN	30,017	USD	1,497	(7)
Morgan Stanley	07/19/21	JPY	224,390	USD	2,076	54
Standard Chartered	09/15/21	JPY	350,857	USD	3,167	3

						$287

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	35

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Asset Income Fund (Continued)

A list of the open centrally cleared swap agreements held by the Fund at June 30, 2021 is as follows:

			Credit Default Swaps
								Net Unrealized
							Upfront Payments/	Appreciation
	Buy/Sell	(Pays)/	Payment		Notional Amount	Value	Receipts	(Depreciation)
Reference Entity/Obligation	Protection	Receives Rate	Frequency	Termination Date	(Thousands)	(Thousands)	(Thousands)	(Thousands)
CDS-DAIGR	Buy	1.00%	Quarterly	12/20/2024	1,290	$(30)	$(19)	$(11)
CDS-DAIGR	Sell	1.00%	Quarterly	12/20/2024	(1,290)	26	10	16
CDS-DIS	Buy	1.00%	Quarterly	06/20/2026	660	(20)	(19)	(1)
CDS-NFLX	Sell	5.00%	Quarterly	06/20/2026	(880)	182	187	(5)
CDS-NFLX	Sell	5.00%	Quarterly	06/20/2026	(440)	91	94	(3)
CDS-VIAC	Buy	1.00%	Quarterly	06/20/2026	660	(11)	(10)	(1)
CDX.NA.HY.30	Sell	5.00%	Quarterly	06/20/2023	(15,916)	1,034	479	555
CDX.NA.HY.34	Sell	5.00%	Quarterly	06/25/2025	(6,092)	594	(187)	781
CDX.NA.HY.36	Buy	5.00%	Quarterly	06/20/2026	3,853	(392)	(312)	(80)
CDX.NA.IG.34	Sell	1.00%	Quarterly	06/20/2023	(7,300)	109	71	38
CDX.NA.IG.34-V1	Sell	1.00%	Quarterly	06/20/2025	(26,200)	534	314	220
ICE CD Boeing Company	Sell	1.00%	Quarterly	06/20/2024	(525)	2	7	(5)
ICE CD CDXIG	Sell	1.00%	Quarterly	12/20/2024	(2,375)	47	43	4
ICE CD Chile	Sell	1.00%	Quarterly	06/20/2024	(410)	8	8	–
ICE CD Columbia	Sell	1.00%	Quarterly	06/20/2024	(2,300)	9	8	1
ICE CD General Electric Company	Sell	1.00%	Quarterly	06/20/2026	(1,175)	15	19	(4)
ICE CD Kingdom of Saudi Arabia	Sell	1.00%	Quarterly	06/20/2024	(5,490)	128	33	95
ICE CD Mexico	Sell	1.00%	Quarterly	06/20/2024	(1,160)	18	(9)	27
ICE CD Peru	Sell	1.00%	Quarterly	12/20/2024	(980)	16	15	1
ICE CD Philippines	Sell	1.00%	Quarterly	12/20/2023	(740)	14	1	13
ICE CD Qatar	Sell	1.00%	Quarterly	06/20/2024	(400)	10	6	4
ICE CD Qatar	Sell	1.00%	Quarterly	12/20/2024	(860)	23	14	9
ICE CD Republic of Turkey	Sell	1.00%	Quarterly	06/20/2026	(290)	(36)	(41)	5
ICE CD Transocean	Buy	1.00%	Quarterly	12/20/2022	235	21	28	(7)

						$2,392	$740	$1,652

Interest Rate Swaps
							Upfront	Net Unrealized
					Notional		Payments/	Appreciation
		Payment			Amount	Value	Receipts	(Depreciation)
Fund Pays	Fund Receives	Frequency	Termination Date	Currency	(Thousands)	(Thousands)	(Thousands)	(Thousands)
WIBR3M	PLN @ 0.25%	Annually	12/16/2021	PLN	22,350	$–	$–	$–
GOLDMAN SACHS BANK USA INC (PA	USD-SOFRRATE	Annually	08/19/2045	USD	910	142	–	142
CITIGROUP GLOBAL MARKETS (PAS)	CMENA IR SWAP (SOFRRATE)	Annually	07/20/2045	USD	7,020	1,356	18	1,338
0.00	EUR006M	Semi-Annual	09/15/2041	EUR	500	57	58	(1)
SONIO	0.25%	Annually	09/15/2031	GBP	590	38	41	(3)
-0.25	EUR006M	Semi-Annual	09/15/2031	EUR	6,700	306	313	(7)
MXN@ 6.86	MXIBTIIE	Monthly	09/03/2031	MXN	5,780	(5)	(2)	(3)
-0.25	EUR006M	Semi-Annual	09/15/2028	EUR	4,580	66	61	5
8.49%	BZDIOVRA	Monthly	01/04/2027	BRL	5,425	–	(9)	9
WIBR6M	1.75	Annually	09/15/2026	PLN	4,225	(13)	(3)	(10)
5.80	JIBA3M	Quarterly	09/15/2026	ZAR	8,420	(9)	–	(9)
-0.50	EUR006M	Semi-Annual	09/15/2026	EUR	3,300	54	50	4
KWCDC	1.50%	Quarterly	09/15/2026	KRW	951,990	8	4	4
MXN@ 6.30	MXIBTIIE	Monthly	09/06/2026	MXN	5,820	(5)	–	(5)
USD - LIBOR - BBA	1.10%	Semi-Annual	12/18/2025	USD	17,937	(83)	–	(83)
0.75	WIBR6M	Semi-Annual	12/16/2025	PLN	4,500	(32)	(1)	(31)
6.32%	BZDIOVRA	Monthly	01/02/2025	BRL	8,411	93	17	76
-0.50	EUR006M	Semi-Annual	09/15/2024	EUR	5,440	25	21	4
28-DAY MXN - TIIE	7.2%	Monthly	07/17/2024	MXP	365,383	468	–	468
BZDIOVRA	7.37%	Monthly	01/02/2024	BRL	8,850	14	8	6
BZDIOVRA	4.93%	Monthly	01/02/2024	BRL	3,450	(45)	1	(46)
WIBR6M	.843	Annually	09/15/2023	PLN	23,650	14	(1)	15

36	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Asset Income Fund (Continued)

Interest Rate Swaps
							Upfront	Net Unrealized
					Notional		Payments/	Appreciation
		Payment			Amount	Value	Receipts	(Depreciation)
Fund Pays	Fund Receives	Frequency	Termination Date	Currency	(Thousands)	(Thousands)	(Thousands)	(Thousands)
EURO 6M	0.50	Semi-Annual	09/15/2023	EUR	3,550	$(5)	$(4)	$(1)
2.50%	CNY-CNREPOFIX	Quarterly	09/15/2023	CNY	9,735	(1)	(1)	–
KWCDC	1.25%	Quarterly	09/15/2023	KRW	12,129,460	35	10	25
5.60%	28 DAY MXN-TIIE	Monthly	09/13/2023	MXN	63,850	42	(1)	43
5.80%	BZDIOVRA	Monthly	01/02/2023	BRL	11,150	39	10	29
BZDIOVRA	4.23%	Monthly	01/02/2023	BRL	4,470	(36)	(1)	(35)
BZDIOVRA	3.39%	Monthly	01/03/2022	BRL	14,750	(32)	–	(32)
BZDIOVRA	4.12%	Monthly	01/03/2022	BRL	6,150	(9)	14	(23)
USD - LIBOR -BBA	1.60%	Quarterly	02/15/2047	USD	807	30	5	25
0.00	EUR006M	Semi-Annual	09/15/2051	EUR	400	66	68	(2)

						$2,578	$676	$1,902

A list of open OTC swap agreements held by the Fund at June 30, 2021 is as follows:

Interest Rate Swaps
									Net Unrealized
						Notional		Upfront	Appreciation
				Termination		Amount	Value	Payments	(Depreciation)
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Date	Currency	(Thousands)	(Thousands)	(Thousands)	(Thousands)
Citibank	1-DAY BRL - CETIP	0.07%	Annually	01/04/2027	BRL	3,600	$(3)	$–	$(3)
Citibank	1-DAY BRL - CETIP	0.07%	Annually	01/04/2027	BRL	4,300	(3)	2	(5)
Citibank	1-DAY BRL - CETIP	0.07%	Annually	01/04/2027	BRL	4,628	(4)	2	(6)
Citibank	1-DAY BRL - CETIP	6.87%	Annually	01/04/2027	BRL	15,030	(35)	–	(35)
JPMorgan Chase	1-DAY BRL - CETIP	0.07%	Annually	01/04/2027	BRL	3,000	(2)	–	(2)

							$(47)	$4	$(51)

Percentages	are based on Net Assets of $939,701 ($ Thousands).

*	Non-income producing security.

‡	Real Estate Investment Trust.

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2021, the value of these securities amounted to $354,090 ($ Thousands), representing 37.7% of the Net Assets of the Fund.

(B)	Security is in default on interest payment.

(C)	Securities considered illiquid. The total value of such securities as of June 30, 2021 was $7,242 ($ Thousands) and represented 0.8% of the Net Assets of the Fund.

(D)	Perpetual security with no stated maturity date.

(E)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.

(F)	Level 3 security in accordance with fair value hierarchy.

(G)	Rate is negative due to the decrease in value of the foreign currency against the U.S. Dollar.

(H)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(I)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(J)	Unsettled bank loan. Interest rate may not be available.

(K)	Interest rate unavailable.

(L)	Refer to table below for details on Options Contracts.

(M)	Refer to table below for details on Swaption Contracts.

ABS — Asset-Backed Security

AUD — Australian Dollar

BBA — British Bankers’ Association

BRL — Brazilian Real

CAD — Canadian Dollar

CETIP— Central of Custody and Financial Settlement of Securities

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

CV — Convertible Bond

DAC — Designated Activity Company

EUR — Euro

EURIBOR — Euro InterBank Offered Rate

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

GNMA — Government National Mortgage Association

GO — General Obligation

ICE— Intercontinental Exchange

IDR — Indonesian Rupiah

IO — Interest Only — face amount represents notional amount.

JPY — Japanese Yen

JSC — Joint-Stock Company

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

LLLP — Limited Liability Limited Partnership

L.P. — Limited Partnership

Ltd. — Limited

MTN — Medium Term Note

MXN — Mexican Peso

NOK — Norwegian Krone

NZD — New Zealand

OTC — Over-the-Counter

PIK — Payment-in-Kind

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

Pty — Proprietary

REMIC — Real Estate Mortgage Investment Conduit

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	37

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Asset Income Fund (Continued)

RUB — Russian Ruble

SEK — Sweden

S&P— Standard & Poor’s

SAR— Saudi Riyal

Ser — Series

TIIE — Interbank Equilibrium Interest Rate

ULC — Unlimited Liability Company

USD — U.S. Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of June 30, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Corporate Obligations	–	424,889	518	425,407
Sovereign Debt	–	121,550	–	121,550
Loan Participations	–	113,866	714	114,580
Common Stock	106,942	200	57	107,199
Mortgage-Backed Securities	–	63,248	–	63,248
Asset-Backed Securities	–	37,982	–	37,982
Convertible Bonds	–	5,023	–	5,023
Preferred Stock	–	1,899	2,314	4,213
Municipal Bond	–	291	–	291
U.S. Treasury Obligations	–	204	–	204
Warrants	–	52	–	52

Total Investments in Securities	106,942	769,204	3,603	879,749

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Options	240	–	–	240
Purchased Swaptions	–	36	–	36
Written Options	(2,528)	–	–	(2,528)
Written Swaptions	–	(33)	–	(33)
Futures Contracts*
Unrealized Appreciation	2,844	–	–	2,844
Unrealized Depreciation	(527)	–	–	(527)
Forwards Contracts*
Unrealized Appreciation	–	1,399	–	1,399
Unrealized Depreciation	–	(1,112)	–	(1,112)
OTC Swaps
Interest Rate Swaps*

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Unrealized Depreciation	–	(51)	–	(51)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	–	1,769	–	1,769
Unrealized Depreciation	–	(117)	–	(117)
Interest Rate Swaps*
Unrealized Appreciation	–	2,193	–	2,193
Unrealized Depreciation	–	(291)	–	(291)

Total Other Financial Instruments	29	3,793	–	3,822

*	Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Corporate Obligations	Investments in Loan Participations	Investments in Common Stock	Investments in Preferred Stock
Balance as of October 1, 2020	$–	$232	$57	$–
Accrued discounts/premiums	–	(22)	–	–
Realized gain/(loss)	–	2	–	–
Change in unrealized appreciation/ (depreciation)	(2)	66	–	–
Purchases	520	754	–	–
Sales	–	(318)	–	–
Net transfer into Level 3	–	–	–	2,314
Net transfer out of Level 3	–	–	–	–

Ending Balance as of June 30, 2021	$518	$714	$57	$2,314

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(2)	$66	$–	$–

For the period ended June 30, 2021, there were transfers into/out of Level 3 assets and liabilities due to the availability of observable inputs to determine fair value.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

As of June 30, 2021, Multi-Asset Income Fund is the seller (“providing protection”) on a total notional amount of $82.1 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection are summarized as follows:

Written Credit Derivative Contracts	Single Name Credit Default Swap		Credit Default Swap Index
Reference Asset	Corporate Debt	Sovereign Debt	Asset Backed Securities		Corporate Debt	Total
Fair value of written credit derivatives	$17,128	$189,100	$	–	$2,617,219	$2,823,447
Maximum potential amount of future payments	1,700,000	12,630,000		–	60,492,500	74,822,500
Recourse provisions with the third parties any amounts paid under the credit derivative (including any purchased credit protection)[1]	–	–		–	–	–
Collateral held by the Fund or other third parties which the Fund can obtain upon occurrence of triggering event	–	–		–	–	–

[1] Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

38	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Asset Income Fund (Continued)

Maximum Potential Amount of Future Payments by Contract Term
	0-6 Months	6-12 Months	1-5 Years	5-10 Years	>10 Years	Total
Current credit spread* on underlying (in basis points)[1]
0-100	$–	$–	$58,645,000	$–	$–	$58,645,000
101-200	–	–	15,916,000	–	–	15,916,000
201-300	–	–	6,091,500	–	–	6,091,500
301-400	–	–	–	–	–	–
Greater than 400	–	–	–	1,400,000	–	1,400,000
Total	$–	$–	$80,652,500	$1,400,000	$–	$82,052,500

[1] If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	39

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Asset Inflation Managed Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 61.3%
U.S. Treasury Bills
0.090%, 07/08/2021 (A)(B)	$1,000	$1,000
0.034%, 08/19/2021 (A)(B)	21,850	21,849
0.030%, 11/18/2021 (A)(B)	1,000	1,000
0.025%, 07/22/2021 (A)(B)	900	900
0.020%, 09/14/2021 (A)(B)	300	300
0.013%, 08/12/2021 (A)(B)	19,000	18,999
0.012%, 08/26/2021 (A)(B)	19,750	19,748
0.009%, 09/09/2021 (A)(B)	19,750	19,748
U.S. Treasury Inflation Protected Securities
2.000%, 01/15/2026	13,980	16,447
0.625%, 04/15/2023	19,159	20,266
0.625%, 01/15/2024	22,387	24,110
0.625%, 01/15/2026	11,992	13,317
0.500%, 04/15/2024	6,327	6,819
0.375%, 07/15/2023	29,176	31,037
0.375%, 07/15/2025	51,054	56,054
0.375%, 01/15/2027	11,032	12,210
0.250%, 01/15/2025	40,308	43,624
0.125%, 01/15/2022	4,000	4,090
0.125%, 07/15/2022	33,522	34,740
0.125%, 01/15/2023	22,023	23,009
0.125%, 07/15/2024	7,670	8,248
0.125%, 10/15/2024	45,054	48,552
0.125%, 10/15/2025	30,789	33,504
0.125%, 07/15/2026	19,083	20,893
U.S. Treasury Notes
0.350%, VAR US Treasury 3 Month Bill Money Market Yield+0.300%, 10/31/2021 (A)	5,300	5,306
0.164%, VAR US Treasury 3 Month Bill Money Market Yield+0.114%, 04/30/2022 (A)	4,500	4,504
0.125%, 04/30/2023 (A)	400	399
0.105%, VAR US Treasury 3 Month Bill Money Market Yield+0.055%, 07/31/2022 (A)	7,600	7,604
0.105%, VAR US Treasury 3 Month Bill Money Market Yield+0.055%, 10/31/2022 (A)	2,900	2,902
0.099%, VAR US Treasury 3 Month Bill Money Market Yield+0.049%, 01/31/2023 (A)	3,800	3,801

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
0.084%, VAR US Treasury 3 Month Bill Money Market Yield+0.034%, 04/30/2023 (A)	$7,000	$7,000

Total U.S. Treasury Obligations (Cost $493,355) ($ Thousands)		511,980

	Shares

COMMON STOCK — 29.6%

Communication Services — 2.3%
Activision Blizzard Inc	4,547	434
Alphabet Inc, Cl A *	932	2,276
Alphabet Inc, Cl C *	942	2,361
Anterix Inc *	229	14
AT&T Inc	90,947	2,618
ATN International Inc	175	8
Cogent Communications Holdings Inc	800	62
Electronic Arts Inc	1,876	270
Facebook Inc, Cl A *	7,222	2,511
Iridium Communications Inc *	1,321	53
Liberty Media Corp-Liberty Braves *	700	19
Liberty Media Corp-Liberty Formula One, Cl C *	1,100	53
Live Nation Entertainment Inc *	800	70
Lumen Technologies Inc	12,471	169
Madison Square Garden Entertainment Corp *	378	32
Madison Square Garden Sports Corp *	173	30
Match Group Inc *	647	104
Netflix Inc *	2,532	1,337
Pinterest Inc, Cl A *	1,721	136
Roku Inc, Cl A *	651	299
Shenandoah Telecommunications Co	500	24
Spotify Technology SA *	917	253
Take-Two Interactive Software Inc, Cl A *	1,000	177
T-Mobile US Inc *	7,235	1,048
Twitter Inc *	2,187	151
Verizon Communications Inc	54,514	3,054
Walt Disney Co/The	10,867	1,910
Zillow Group Inc, Cl C *	500	61
Zynga Inc, Cl A *	3,891	41

		19,575

Consumer Staples — 7.3%
Albertsons Cos Inc	2,900	57
Altria Group Inc	48,231	2,300
Andersons Inc/The	1,700	52
Archer-Daniels-Midland Co	14,500	879
B&G Foods Inc, Cl A	1,029	34
BellRing Brands, Cl A *	800	25
Beyond Meat Inc *	1,400	221

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
BJ’s Wholesale Club Holdings Inc *	3,100	$148
Boston Beer Co Inc/The, Cl A *	250	255
Brown-Forman Corp, Cl A	1,128	80
Brown-Forman Corp, Cl B	4,917	369
Bunge Ltd	3,636	284
Calavo Growers Inc	154	10
Cal-Maine Foods Inc	1,150	42
Campbell Soup Co	6,096	278
Casey’s General Stores Inc	697	136
Celsius Holdings Inc *	1,500	114
Central Garden & Pet Co, Cl A *	1,700	82
Church & Dwight Co Inc	6,779	578
Clorox Co/The	3,614	650
Coca-Cola Co/The	101,078	5,469
Coca-Cola Consolidated Inc	200	80
Colgate-Palmolive Co	21,823	1,775
Conagra Brands Inc	13,486	491
Constellation Brands Inc, Cl A	4,221	987
Costco Wholesale Corp	11,458	4,534
Coty Inc, Cl A *	5,365	50
Darling Ingredients Inc *	3,636	245
Edgewell Personal Care Co	634	28
Energizer Holdings Inc	2,113	91
Estee Lauder Cos Inc/The, Cl A	6,143	1,954
Flowers Foods Inc	5,007	121
Freshpet Inc *	800	130
General Mills Inc	16,295	993
Grocery Outlet Holding Corp *	2,000	69
Hain Celestial Group Inc/The *	2,234	90
Herbalife Nutrition Ltd *	2,408	127
Hershey Co/The	3,894	678
Hormel Foods Corp	8,239	393
Hostess Brands Inc, Cl A *	3,770	61
Ingredion Inc	1,982	179
Inter Parfums Inc	100	7
J & J Snack Foods Corp	227	40
J M Smucker Co/The	2,914	377
John B Sanfilippo & Son Inc	500	44
Kellogg Co	7,112	457
Keurig Dr Pepper Inc	16,546	583
Kimberly-Clark Corp	8,858	1,185
Kraft Heinz Co/The	16,618	678
Kroger Co/The	19,636	752
Lamb Weston Holdings Inc	4,305	347
Lancaster Colony Corp	550	106
McCormick & Co Inc/MD	6,846	605
Medifast Inc	354	100
Molson Coors Beverage Co, Cl B	4,474	240
Mondelez International Inc, Cl A	35,704	2,229
Monster Beverage Corp *	9,621	879
National Beverage Corp, Cl A	600	28
Nu Skin Enterprises Inc, Cl A	1,143	65

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
PepsiCo Inc	36,192	$5,363
Performance Food Group Co *	3,195	155
Philip Morris International Inc	40,689	4,033
Pilgrim’s Pride Corp *	1,078	24
Post Holdings Inc *	1,872	203
Primo Water Corp	4,125	69
Procter & Gamble Co/The	64,714	8,732
Reynolds Consumer Products Inc	1,500	46
Sanderson Farms Inc	601	113
Seaboard Corp	7	27
Simply Good Foods Co/The *	1,900	69
Spectrum Brands Holdings Inc	1,066	91
Sprouts Farmers Market Inc *	3,028	75
Sysco Corp, Cl A	12,829	997
TreeHouse Foods Inc *	1,231	55
Tyson Foods Inc, Cl A	8,158	602
United Natural Foods Inc *	1,600	59
US Foods Holding Corp *	6,256	240
USANA Health Sciences Inc *	500	51
Vector Group Ltd	1,429	20
Walgreens Boots Alliance Inc	18,515	974
Walmart Inc	36,128	5,095
WD-40 Co	361	93

		61,047

Energy — 7.7%
Antero Midstream Corp	16,700	174
Antero Resources Corp *	10,847	163
APA	19,048	412
Arch Resources Inc *	1,200	68
Archrock Inc	9,200	82
Baker Hughes Co, Cl A	37,410	856
Brigham Minerals Inc, Cl A	1,383	29
Cabot Oil & Gas Corp	23,725	414
Cactus Inc, Cl A	2,400	88
ChampionX Corp *	9,938	255
Cheniere Energy Inc *	12,432	1,078
Chevron Corp	107,009	11,208
Cimarex Energy Co	5,289	383
Clean Energy Fuels Corp *	7,200	73
CNX Resources Corp *	12,060	165
ConocoPhillips	73,902	4,501
Continental Resources Inc/OK, Cl A	4,193	160
Delek US Holdings Inc	3,533	76
Devon Energy Corp	30,848	901
DHT Holdings Inc	3,000	20
Diamondback Energy Inc, Cl A	8,878	834
DMC Global Inc *	1,200	67
Dorian LPG Ltd	3,800	54
Dril-Quip Inc *	2,488	84
Energy Fuels Inc/Canada *	7,500	45
EOG Resources Inc	31,698	2,645

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
EQT Corp *	16,298	$363
Equitrans Midstream Corp	22,222	189
Exxon Mobil Corp	234,769	14,809
Frank’s International *	13,200	40
Frontline Ltd	7,686	69
Golar LNG Ltd *	5,677	75
Green Plains Inc *	1,900	64
Halliburton Co	48,669	1,125
Helix Energy Solutions Group Inc *	6,312	36
Helmerich & Payne Inc	6,538	213
Hess Corp	15,120	1,320
HollyFrontier Corp	8,731	287
Kinder Morgan Inc	107,787	1,965
Kosmos Energy Ltd *	13,800	48
Liberty Oilfield Services Inc, Cl A *	4,870	69
Magnolia Oil & Gas Corp, Cl A	7,409	116
Marathon Oil Corp	40,562	553
Marathon Petroleum Corp	34,704	2,097
Matador Resources Co	5,400	194
Murphy Oil Corp	7,823	182
NexTier Oilfield Solutions Inc *	9,300	44
Nordic American Tankers Ltd	4,900	16
NOV Inc *	23,723	363
Occidental Petroleum Corp	44,809	1,401
Oceaneering International Inc, Cl A *	3,277	51
ONEOK Inc	25,154	1,400
Ovintiv Inc	12,570	396
Par Pacific Holdings Inc *	3,495	59
Patterson-UTI Energy Inc	11,759	117
PBF Energy Inc, Cl A *	5,520	85
PDC Energy Inc, Cl A	4,414	202
Phillips 66	24,674	2,118
Pioneer Natural Resources Co	10,972	1,783
ProPetro Holding Corp *	1,894	17
Range Resources Corp *	9,957	167
Renewable Energy Group Inc *	2,700	168
REX American Resources Corp *	307	28
Schlumberger NV, Cl A	78,298	2,506
Scorpio Tankers Inc	3,188	70
SFL Corp Ltd	5,683	44
SM Energy Co	4,400	108
Southwestern Energy Co *	39,622	225
Targa Resources Corp	12,059	536
Tellurian *	1,100	5
Transocean Ltd *	31,635	143
US Silica Holdings Inc *	4,400	51
Valero Energy Corp	21,947	1,714
Williams Cos Inc/The	66,344	1,761

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
World Fuel Services Corp	3,440	$109

		64,336

Health Care — 5.8%
10X Genomics Inc, Cl A *	522	102
Abbott Laboratories	15,002	1,739
AbbVie Inc	14,991	1,689
ABIOMED Inc *	524	164
Acadia Healthcare Co Inc, Cl A *	1,266	79
ACADIA Pharmaceuticals Inc *	1,000	24
Acceleron Pharma Inc *	500	63
Adaptive Biotechnologies Corp *	1,146	47
Agilent Technologies Inc	2,698	399
Agios Pharmaceuticals Inc *	800	44
Alexion Pharmaceuticals Inc *	1,951	358
Align Technology Inc *	701	428
Allscripts Healthcare Solutions Inc *	1,658	31
Alnylam Pharmaceuticals Inc *	1,173	199
Amedisys Inc *	200	49
AmerisourceBergen Corp, Cl A	933	107
Amgen Inc, Cl A	5,280	1,287
Amicus Therapeutics Inc *	3,123	30
AMN Healthcare Services Inc *	700	68
Amphastar Pharmaceuticals Inc *	1,493	30
ANI Pharmaceuticals Inc *	300	11
Anthem Inc	2,083	795
Arena Pharmaceuticals Inc *	1,141	78
Arrowhead Pharmaceuticals Inc *	926	77
Avanos Medical Inc *	858	31
Avantor Inc *	4,106	146
Baxter International Inc	4,457	359
Becton Dickinson and Co	2,535	617
Biogen Inc *	1,392	482
Biohaven Pharmaceutical Holding Co Ltd *	600	58
BioMarin Pharmaceutical Inc *	1,643	137
Bio-Rad Laboratories Inc, Cl A *	202	130
Bio-Techne Corp	358	161
Bioxcel Therapeutics Inc *	1,100	32
Bluebird Bio Inc *	597	19
Blueprint Medicines Corp *	540	48
Boston Scientific Corp *	12,393	530
Bridgebio Pharma Inc *	1,050	64
Bristol-Myers Squibb Co	20,057	1,340
Bruker Corp	1,124	85
Cardinal Health Inc	2,475	141
Cardiovascular Systems Inc *	256	11
CareDx Inc *	700	64
Catalent Inc *	1,529	165
Centene Corp *	4,850	354
Cerner Corp	2,781	217
Change Healthcare Inc *	1,100	25

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Charles River Laboratories International Inc *	653	$242
Chemed Corp	150	71
ChemoCentryx Inc *	900	12
Cigna Corp	2,921	692
CONMED Corp	400	55
Cooper Cos Inc/The, Cl A	472	187
CorVel Corp *	300	40
Covetrus Inc *	1,935	52
CVS Health Corp	11,078	924
Danaher Corp, Cl A	5,437	1,459
DaVita Inc *	658	79
Denali Therapeutics Inc *	800	63
DENTSPLY SIRONA Inc	1,904	120
Dexcom Inc *	917	392
Edwards Lifesciences Corp, Cl A *	6,941	719
Elanco Animal Health Inc *	4,300	149
Eli Lilly and Co	7,222	1,658
Emergent BioSolutions Inc *	700	44
Enanta Pharmaceuticals Inc *	1,100	48
Encompass Health Corp	1,078	84
Ensign Group Inc/The	379	33
Envista Holdings Corp *	1,700	73
Exact Sciences Corp *	1,239	154
Exelixis Inc *	2,304	42
Fate Therapeutics Inc *	800	69
FibroGen Inc *	1,486	40
Genprex Inc	4,900	16
Gilead Sciences Inc	11,194	771
Global Blood Therapeutics Inc *	800	28
Globus Medical Inc, Cl A *	900	70
Guardant Health Inc *	534	66
Haemonetics Corp *	628	42
Halozyme Therapeutics Inc *	1,268	58
HCA Healthcare Inc	2,159	446
Health Catalyst Inc *	1,000	56
HealthEquity Inc *	600	48
HealthStream Inc *	1,500	42
Henry Schein Inc *	1,103	82
Hill-Rom Holdings Inc	563	64
Hologic Inc *	2,517	168
Humana Inc	1,056	468
iBio *	39,000	59
ICU Medical Inc *	224	46
IDEXX Laboratories Inc *	716	452
Illumina Inc *	1,353	640
Incyte Corp *	1,943	163
Insmed Inc *	855	24
Inspire Medical Systems Inc *	300	58
Insulet Corp *	510	140
Integer Holdings Corp *	500	47
Integra LifeSciences Holdings Corp *	728	50

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Intuitive Surgical Inc *	1,063	$978
Invitae Corp *	648	22
Ionis Pharmaceuticals Inc *	1,376	55
Iovance Biotherapeutics Inc *	1,500	39
IQVIA Holdings Inc *	1,782	432
iRhythm Technologies Inc *	200	13
Ironwood Pharmaceuticals Inc, Cl A *	2,400	31
Jazz Pharmaceuticals PLC *	629	112
Johnson & Johnson	22,569	3,718
Karuna Therapeutics Inc *	500	57
Kodiak Sciences Inc *	400	37
Laboratory Corp of America Holdings *	833	230
LHC Group Inc *	500	100
Ligand Pharmaceuticals Inc *	278	36
Luminex Corp	1,000	37
Masimo Corp *	492	119
McKesson Corp	1,239	237
Medpace Holdings Inc *	300	53
Merck & Co Inc	22,393	1,742
Merit Medical Systems Inc *	600	39
Mesa Laboratories Inc	102	28
Mettler-Toledo International Inc *	210	291
Mirati Therapeutics Inc *	366	59
Moderna Inc *	2,209	519
ModivCare Inc *	205	35
Molina Healthcare Inc *	638	161
Natera Inc *	641	73
Nektar Therapeutics, Cl A *	2,584	44
Neogen Corp, Cl B *	938	43
NeoGenomics Inc *	1,022	46
Neurocrine Biosciences Inc *	928	90
Nevro Corp *	200	33
NextGen Healthcare Inc *	3,016	50
Novavax Inc *	538	114
Novocure Ltd *	900	200
NuVasive Inc *	600	41
Oak Street Health Inc *	800	47
Omnicell Inc *	650	98
Organon *	2,239	68
Orthofix Medical Inc *	972	39
Pacific Biosciences of California Inc *	1,400	49
Pacira BioSciences Inc *	800	49
Patterson Cos Inc	777	24
Penumbra Inc *	250	69
PerkinElmer Inc	1,122	173
Pfizer Inc	47,635	1,865
PPD Inc *	2,100	97
PRA Health Sciences Inc *	698	115
Premier Inc, Cl A	600	21
PTC Therapeutics *	800	34
QIAGEN NV *	2,804	136
Quest Diagnostics Inc	933	123

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Quidel Corp *	200	$26
Reata Pharmaceuticals Inc, Cl A *	300	42
Regeneron Pharmaceuticals Inc *	923	516
Repligen Corp *	588	117
ResMed Inc	1,314	324
Sage Therapeutics Inc *	897	51
Sarepta Therapeutics Inc *	609	47
Scholar Rock Holding Corp *	1,000	29
Seagen Inc *	1,052	166
Shockwave Medical Inc *	300	57
STAAR Surgical Co *	180	27
Stryker Corp	3,131	813
Supernus Pharmaceuticals Inc *	437	13
Syneos Health Inc, Cl A *	473	42
Tandem Diabetes Care Inc *	400	39
Teladoc Health Inc *	961	160
Teleflex Inc	392	158
Tenet Healthcare Corp *	1,100	74
TG Therapeutics Inc *	1,500	58
Thermo Fisher Scientific Inc	3,557	1,794
Turning Point Therapeutics Inc *	400	31
Twist Bioscience Corp *	400	53
Ultragenyx Pharmaceutical Inc *	476	45
United Therapeutics Corp *	461	83
UnitedHealth Group Inc	8,110	3,248
Universal Health Services Inc, Cl B	598	88
US Physical Therapy Inc	26	3
Veeva Systems Inc, Cl A *	1,170	364
Vertex Pharmaceuticals Inc *	2,328	469
Viatris Inc, Cl W *	8,940	128
Vir Biotechnology *	800	38
Waters Corp *	601	208
West Pharmaceutical Services Inc	570	205
Xencor Inc *	1,609	56
Zimmer Biomet Holdings Inc	1,846	297
Zoetis Inc, Cl A	4,243	791

		48,300

Information Technology — 2.1%
ACI Worldwide Inc *	592	22
Adobe Inc *	1,281	750
Amdocs Ltd	1,053	82
ANSYS Inc *	154	53
Aspen Technology Inc *	476	66
Autodesk Inc, Cl A *	463	135
Automatic Data Processing Inc	1,240	246
Avalara Inc *	300	49
Black Knight Inc *	400	31
Blackbaud Inc, Cl A *	100	8
Bottomline Technologies DE Inc *	717	27
Broadridge Financial Solutions Inc	400	65
Cadence Design Systems Inc *	982	134

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cass Information Systems Inc	800	$33
CDK Global Inc	1,165	58
Citrix Systems Inc	300	35
Cloudflare Inc, Cl A *	700	74
Cognizant Technology Solutions Corp, Cl A	1,745	121
Cognyte Software Ltd *	600	15
CommVault Systems Inc *	400	31
Coupa Software Inc *	200	52
Crowdstrike Holdings Inc, Cl A *	500	126
Datadog Inc, Cl A *	675	70
DocuSign Inc, Cl A *	500	140
Ebix Inc	100	3
EPAM Systems Inc *	102	52
Euronet Worldwide Inc *	127	17
Fastly Inc, Cl A *	600	36
Fidelity National Information Services Inc, Cl B	1,618	229
Fiserv Inc, Cl A *	1,600	171
Five9 Inc *	300	55
FleetCor Technologies Inc *	205	53
Fortinet Inc *	350	83
Gartner Inc *	500	121
Genpact Ltd	700	32
Global Payments Inc	962	180
Guidewire Software Inc, Cl Z *	500	56
HubSpot Inc *	100	58
International Business Machines Corp	2,750	403
Intuit Inc	873	428
Jack Henry & Associates Inc	351	57
Manhattan Associates Inc *	314	46
Mastercard Inc, Cl A	2,652	968
Microsoft Corp	21,684	5,874
MicroStrategy Inc, Cl A *	105	70
MongoDB Inc, Cl A *	200	72
NortonLifeLock Inc	1,406	38
Nuance Communications Inc *	1,126	61
Okta Inc, Cl A *	400	98
Oracle Corp, Cl B	5,396	420
PagerDuty Inc *	1,465	62
Palo Alto Networks Inc *	296	110
Paychex Inc	1,075	115
Paycom Software Inc *	51	19
PayPal Holdings Inc *	3,277	955
Pegasystems Inc	470	65
Proofpoint Inc *	100	17
PTC Inc *	600	85
QAD Inc, Cl A	677	59
Qualys Inc *	154	16
RingCentral Inc, Cl A *	200	58
salesforce.com Inc *	2,486	607
ServiceNow Inc *	512	281
Slack Technologies Inc, Cl A *	1,514	67

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Splunk Inc *	458	$66
Square Inc, Cl A *	970	237
SS&C Technologies Holdings Inc	560	40
StoneCo Ltd, Cl A *	700	47
Synopsys Inc *	361	100
Teradata Corp *	1,200	60
Trade Desk Inc/The, Cl A *	2,000	155
Twilio Inc, Cl A *	500	197
Verint Systems Inc *	600	27
Visa Inc, Cl A	4,987	1,166
VMware Inc, Cl A *	120	19
Vonage Holdings Corp *	4,800	69
Western Union Co/The	605	14
WEX Inc *	200	39
Workday Inc, Cl A *	551	132
Zoom Video Communications Inc, Cl A *	552	214
Zscaler Inc *	300	65

		17,267

Real Estate — 3.0%
Acadia Realty Trust ‡	527	12
Agree Realty Corp ‡	900	63
Alexander & Baldwin Inc ‡	2,738	50
Alexandria Real Estate Equities Inc ‡	2,014	366
American Assets Trust Inc ‡	135	5
American Campus Communities Inc ‡	2,870	134
American Homes 4 Rent, Cl A ‡	5,494	213
American Tower Corp, Cl A ‡	7,427	2,006
Americold Realty Trust ‡	3,500	132
Apartment Income Corp ‡	2,522	120
Apartment Investment and Management Co, Cl A ‡	3,422	23
Apple Hospitality Inc ‡	6,014	92
AvalonBay Communities Inc ‡	2,553	533
Boston Properties Inc ‡	2,632	302
Brandywine Realty Trust ‡	1,921	26
Brixmor Property Group Inc ‡	5,385	123
Brookfield Property Inc, Cl A ‡	600	11
Camden Property Trust ‡	1,503	199
CareTrust Inc ‡	2,600	60
CBRE Group Inc, Cl A *	5,676	487
Columbia Property Trust Inc ‡	350	6
CoreSite Realty Corp ‡	586	79
Corporate Office Properties Trust ‡	1,815	51
Cousins Properties Inc ‡	2,828	104
Crown Castle International Corp ‡	7,004	1,367
CubeSmart ‡	3,381	157
CyrusOne Inc ‡	1,736	124
Digital Realty Trust Inc, Cl A ‡	4,757	716
DigitalBridge Group *‡	8,366	66
Douglas Emmett Inc ‡	2,869	96
Duke Realty Corp ‡	6,565	311

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
EastGroup Properties Inc ‡	817	$134
Empire State Realty Trust Inc, Cl A ‡	5,128	62
EPR Properties, Cl A *‡	2,153	113
Equinix Inc ‡	1,568	1,258
Equity LifeStyle Properties Inc ‡	2,800	208
Equity Residential ‡	6,684	515
Essential Properties Realty Trust Inc ‡	1,802	49
Essex Property Trust Inc ‡	1,231	369
eXp World Holdings Inc ‡	1,900	74
Extra Space Storage Inc ‡	2,081	341
Federal Realty Investment Trust ‡	1,419	166
First Industrial Realty Trust Inc ‡	2,830	148
Forestar Group Inc *‡	2,200	46
Four Corners Property Trust Inc ‡	2,300	64
Franklin Street Properties Corp ‡	8,100	43
Gaming and Leisure Properties Inc ‡	3,901	181
Getty Realty Corp ‡	1,500	47
Global Net Lease Inc ‡	1,447	27
Healthcare Realty Trust Inc ‡	2,804	85
Healthcare Trust of America Inc, Cl A ‡	4,641	124
Healthpeak Properties Inc ‡	10,021	334
Highwoods Properties Inc ‡	2,151	97
Host Hotels & Resorts Inc *‡	11,488	196
Howard Hughes Corp/The *	1,109	108
Hudson Pacific Properties Inc ‡	2,482	69
Industrial Logistics Properties Trust ‡	1,400	37
Innovative Industrial Properties Inc, Cl A ‡	300	57
Invitation Homes Inc ‡	10,112	377
Iron Mountain Inc ‡	4,836	205
JBG SMITH Properties ‡	2,100	66
Jones Lang LaSalle Inc *	1,024	200
Kennedy-Wilson Holdings Inc	1,545	31
Kilroy Realty Corp ‡	1,928	134
Kimco Realty Corp ‡	6,927	144
Kite Realty Group Trust ‡	3,400	75
Lamar Advertising Co, Cl A ‡	1,684	176
Lexington Realty Trust, Cl B ‡	5,988	72
Life Storage Inc ‡	1,050	113
LTC Properties Inc ‡	285	11
Macerich Co/The ‡	1,197	22
Mack-Cali Realty Corp ‡	3,324	57
Marcus & Millichap Inc *‡	600	23
Medical Properties Trust Inc ‡	8,458	170
Mid-America Apartment Communities Inc ‡	1,819	306
Monmouth Real Estate Investment Corp, Cl A ‡	2,406	45
National Health Investors Inc ‡	941	63
National Retail Properties Inc ‡	3,300	155
National Storage Affiliates Trust ‡	2,043	103
Newmark Group Inc, Cl A	3,459	42
Office Properties Income Trust ‡	433	13
Omega Healthcare Investors Inc ‡	3,974	144

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Outfront Media Inc *‡	2,922	$70
Paramount Group Inc ‡	1,707	17
Park Hotels & Resorts Inc *‡	4,754	98
Pebblebrook Hotel Trust ‡	2,977	70
Physicians Realty Trust ‡	3,578	66
Piedmont Office Realty Trust Inc, Cl A ‡	66	1
PotlatchDeltic Corp ‡	2,263	120
Prologis Inc ‡	12,595	1,506
PS Business Parks Inc ‡	302	45
Public Storage ‡	2,465	741
QTS Realty Trust Inc, Cl A ‡	502	39
Rayonier Inc ‡	3,008	108
Realty Income Corp ‡	6,869	458
Redfin Corp *‡	1,609	102
Regency Centers Corp ‡	3,549	227
Retail Opportunity Investments Corp ‡	1,900	34
Retail Properties of America Inc, Cl A ‡	2,190	25
Rexford Industrial Realty Inc ‡	2,128	121
RLJ Lodging Trust ‡	4,599	70
Ryman Hospitality Properties Inc *‡	1,072	85
Sabra Health Care Inc ‡	3,595	65
Saul Centers Inc ‡	834	38
SBA Communications Corp, Cl A ‡	1,875	598
Service Properties Trust ‡	2,918	37
Simon Property Group Inc ‡	5,931	774
SITE Centers Corp ‡	185	3
SL Green Realty ‡	1,753	140
Spirit Realty Capital Inc ‡	2,141	102
St Joe Co/The ‡	1,367	61
STAG Industrial Inc ‡	3,378	126
STORE Capital Corp ‡	5,355	185
Sun Communities Inc ‡	1,852	317
Sunstone Hotel Investors Inc *‡	6,306	78
Terreno Realty Corp ‡	1,178	76
UDR Inc ‡	5,388	264
Uniti Group Inc ‡	4,762	50
Universal Health Realty Income Trust ‡	400	25
Urban Edge Properties ‡	3,148	60
Ventas Inc ‡	6,483	370
VEREIT Inc ‡	4,024	185
VICI Properties Inc ‡	8,100	251
Vornado Realty Trust ‡	3,078	144
Washington Real Estate Investment Trust ‡	578	13
Weingarten Realty Investors ‡	962	31
Welltower Inc ‡	7,356	611
Weyerhaeuser Co ‡	13,292	458
WP Carey Inc ‡	3,079	230
Xenia Hotels & Resorts Inc *‡	2,300	43

		25,071

Utilities — 1.4%
AES Corp/The	8,142	212

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Alliant Energy Corp	2,728	$152
Ameren Corp	3,154	252
American Electric Power Co Inc	5,979	506
American States Water Co	600	48
American Water Works Co Inc	1,959	302
Atmos Energy Corp	1,173	113
Avangrid Inc	300	15
Avista Corp	400	17
Black Hills Corp, Cl A	1,000	66
Brookfield Infrastructure, Cl A	655	49
Brookfield Renewable, Cl A	1,400	59
California Water Service Group, Cl A	400	22
CenterPoint Energy Inc	7,208	177
Chesapeake Utilities Corp	200	24
Clearway Energy Inc, Cl C	1,319	35
CMS Energy Corp	3,504	207
Consolidated Edison Inc	3,944	283
Dominion Energy Inc	9,907	729
DTE Energy Co	2,233	289
Duke Energy Corp	8,523	841
Edison International	4,180	242
Entergy Corp	2,293	229
Essential Utilities Inc	2,403	110
Evergy Inc	2,501	151
Eversource Energy	4,082	327
Exelon Corp	11,462	508
FirstEnergy Corp	5,822	217
Hawaiian Electric Industries Inc	1,328	56
IDACORP Inc, Cl A	800	78
MDU Resources Group Inc	3,045	95
Middlesex Water Co	800	65
National Fuel Gas Co	337	18
New Jersey Resources Corp	172	7
NextEra Energy Inc	22,744	1,667
NiSource Inc	4,246	104
NRG Energy Inc	2,105	85
OGE Energy Corp	1,715	58
ONE Gas Inc	494	37
Ormat Technologies Inc	400	28
PG&E Corp *	16,661	169
Pinnacle West Capital Corp	950	78
PNM Resources Inc	752	37
Portland General Electric Co	1,076	50
PPL Corp	7,616	213
Public Service Enterprise Group Inc	5,837	349
Sempra Energy	3,484	461
SJW Group	900	57
Southern Co/The	12,624	764
Southwest Gas Holdings Inc	376	25
Sunnova Energy International Inc *	1,100	41
UGI Corp	1,847	85
Unitil Corp	600	32

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares		Market Value ($ Thousands)

COMMON STOCK (continued)
Vistra Corp		7,078	$131
WEC Energy Group Inc		3,815	339
Xcel Energy Inc		6,174	407

			11,718

Total Common Stock (Cost $158,593) ($ Thousands)			247,314

	Face Amount (Thousands)

CORPORATE OBLIGATIONS — 11.5%

Communication Services — 0.7%
AT&T
3.500%, 09/15/2053 (C)		466	468
Baidu
3.425%, 04/07/2030		201	217
Cable One
4.000%, 11/15/2030 (C)		387	388
CCO Holdings
5.000%, 02/01/2028 (C)		282	296
4.500%, 08/15/2030 (C)		63	66
4.500%, 06/01/2033 (C)		219	224
Lumen Technologies
4.500%, 01/15/2029 (C)		596	582
Netflix
5.875%, 11/15/2028		812	997
Sirius XM Radio
4.000%, 07/15/2028 (C)		565	582
T-Mobile USA
3.375%, 04/15/2029		73	75
2.875%, 02/15/2031		374	371
2.625%, 04/15/2026		186	190
2.625%, 02/15/2029		123	122
Weibo
3.375%, 07/08/2030		1,395	1,456

			6,034

Consumer Discretionary — 1.7%
1011778 BC ULC / New Red Finance Inc
3.500%, 02/15/2029 (C)		813	803
Advance Auto Parts
3.900%, 04/15/2030		922	1,028
Alibaba Group Holding
2.125%, 02/09/2031		1,209	1,188
Booking Holdings
4.625%, 04/13/2030		1,080	1,289
Clarios Global
4.375%, 05/15/2026 (C)	EUR	155	190
CSC Holdings
6.750%, 11/15/2021		$160	163

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Expedia Group
6.250%, 05/01/2025 (C)	$24	$28
General Motors
6.800%, 10/01/2027	201	253
6.125%, 10/01/2025	145	172
Globo Comunicacao e Participacoes
4.875%, 01/22/2030 (C)	413	426
Harley-Davidson Financial Services
3.350%, 06/08/2025 (C)	1,308	1,399
Kimberly-Clark de Mexico
2.431%, 07/01/2031 (C)	300	297
Las Vegas Sands
3.900%, 08/08/2029	722	769
Levi Strauss
3.500%, 03/01/2031 (C)	401	399
Marriott International
5.750%, 05/01/2025	68	78
Mattel
3.750%, 04/01/2029 (C)	339	353
3.375%, 04/01/2026 (C)	338	351
MDC Holdings
6.000%, 01/15/2043	389	501
MercadoLibre
2.375%, 01/14/2026	200	201
Newell Brands
4.875%, 06/01/2025	71	78
4.700%, 04/01/2026	289	322
Nissan Motor
4.345%, 09/17/2027 (C)	1,086	1,194
Ross Stores
4.700%, 04/15/2027	842	973
Royal Caribbean Cruises
11.500%, 06/01/2025 (C)	525	605
10.875%, 06/01/2023 (C)	292	332
Time Warner Cable
4.500%, 09/15/2042	330	367
Wynn Macau
5.625%, 08/26/2028 (C)	348	363

		14,122

Consumer Staples — 1.0%
Albertsons
3.500%, 03/15/2029 (C)	408	403
Altria Group
4.800%, 02/14/2029	167	194
3.400%, 05/06/2030	745	786
Anheuser-Busch InBev Worldwide
5.550%, 01/23/2049	755	1,038
BAT Capital
4.700%, 04/02/2027	475	537
2.726%, 03/25/2031	521	514
2.259%, 03/25/2028	1,337	1,327

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
BRF GmbH
4.350%, 09/29/2026	$299	$314
Cencosud
5.150%, 02/12/2025	724	800
InRetail Consumer
3.250%, 03/22/2028 (C)	321	317
Natura Cosmeticos
4.125%, 05/03/2028 (C)	322	330
Virgolino de Oliveira Finance
10.500%, 01/28/2018 (C)(D)	660	7

		6,567

Corporate Obligation — 0.1%
BNP Paribas
2.871%, VAR United States Secured Overnight Financing Rate+1.387%, 04/19/2032 (C)	806	828
UniCredit
3.127%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.550%, 06/03/2032 (C)	201	201

		1,029

Energy — 1.2%
BP Capital Markets America
2.939%, 06/04/2051	1,261	1,207
Cenovus Energy
5.375%, 07/15/2025	248	284
4.400%, 04/15/2029	1,334	1,508
4.250%, 04/15/2027	52	58
Chevron USA
5.250%, 11/15/2043	593	806
Enbridge Energy Partners
7.375%, 10/15/2045	688	1,080
Energy Transfer
6.250%, 04/15/2049	413	542
Eni
4.250%, 05/09/2029 (C)	900	1,024
Marathon Petroleum
6.500%, 03/01/2041	175	243
5.125%, 12/15/2026	227	267
Oleoducto Central
4.000%, 07/14/2027 (C)	438	452
ONEOK
6.350%, 01/15/2031	128	166
5.200%, 07/15/2048	63	77
Petroleos Mexicanos
6.840%, 01/23/2030	110	113
Petroleos Mexicanos MTN
6.750%, 09/21/2047	380	336
Tengizchevroil Finance International
3.250%, 08/15/2030 (C)	262	267

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
TransCanada PipeLines
6.100%, 06/01/2040	$915	$1,256
Transocean Poseidon
6.875%, 02/01/2027 (C)	294	295

		9,981

Financials — 4.2%
ABN AMRO Bank
4.750%, 07/28/2025 (C)	269	302
Aircastle
5.250%, 08/11/2025 (C)	456	512
5.000%, 04/01/2023	37	39
4.400%, 09/25/2023	454	486
4.250%, 06/15/2026	62	67
4.125%, 05/01/2024	181	193
2.850%, 01/26/2028 (C)	904	908
Alleghany
3.625%, 05/15/2030	931	1,027
American Express
3.584%, VAR ICE LIBOR USD 3 Month+3.428%(E)	66	66
3.404%, VAR ICE LIBOR USD 3 Month+3.285%(E)	521	522
Aviation Capital Group
5.500%, 12/15/2024 (C)	455	514
4.875%, 10/01/2025 (C)	182	202
4.375%, 01/30/2024 (C)	161	173
4.125%, 08/01/2025 (C)	6	6
3.875%, 05/01/2023 (C)	395	414
3.500%, 11/01/2027 (C)	165	173
2.875%, 01/20/2022 (C)	75	76
1.950%, 01/30/2026 (C)	442	442
Banco de Credito del Peru MTN
3.125%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.000%, 07/01/2030 (C)	755	751
Banco Santander
5.179%, 11/19/2025	1,200	1,371
Bank of America
6.500%, VAR ICE LIBOR USD 3 Month+4.174%(E)	362	410
6.300%, VAR ICE LIBOR USD 3 Month+4.553%(E)	233	269
Bank of America MTN
3.124%, VAR ICE LIBOR USD 3 Month+1.160%, 01/20/2023	1,200	1,218
Bank of New York Mellon
4.700%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.358%(E)	203	222

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	9

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Capital One Financial
3.935%, VAR ICE LIBOR USD 3 Month+3.800%(E)	$855	$858
CDBL Funding 1 MTN
3.500%, 10/24/2027	620	655
Charles Schwab
5.375%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.971%(E)	409	452
4.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.168%(E)	756	788
CITIC MTN
2.850%, 02/25/2030	343	349
Citigroup
5.950%, VAR ICE LIBOR USD 3 Month+4.068%(E)	311	327
4.075%, VAR ICE LIBOR USD 3 Month+1.192%, 04/23/2029	334	379
4.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.597%(E)	359	371
3.980%, VAR ICE LIBOR USD 3 Month+1.338%, 03/20/2030	227	257
Credit Suisse Group
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+4.598%(C)(E)	200	222
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+4.600%(E)	645	701
6.375%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.822%(C)(E)	365	407
4.194%, VAR United States Secured Overnight Financing Rate+3.730%, 04/01/2031 (C)	427	480
3.091%, VAR United States Secured Overnight Financing Rate+1.730%, 05/14/2032 (C)	798	822
Deutsche Bank NY
3.961%, VAR United States Secured Overnight Financing Rate+2.581%, 11/26/2025	315	341
2.129%, VAR United States Secured Overnight Financing Rate+1.870%, 11/24/2026	347	352
Discover Bank
4.682%, VAR USD Swap Semi 30/360 5 Yr Curr+1.730%, 08/09/2028	475	505
Discover Financial Services
6.125%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.783%(E)	1,308	1,468

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Fifth Third Bancorp
4.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.215%(E)	$247	$268
Goldman Sachs Group
2.615%, VAR United States Secured Overnight Financing Rate+1.281%, 04/22/2032	805	822
Guardian Life Insurance of America
4.850%, 01/24/2077 (C)	145	186
HSBC Holdings
4.292%, VAR ICE LIBOR USD 3 Month+1.348%, 09/12/2026	261	291
4.041%, VAR ICE LIBOR USD 3 Month+1.546%, 03/13/2028	552	612
Huarong Finance II MTN
5.500%, 01/16/2025	1,013	750
ING Groep
1.726%, VAR United States Secured Overnight Financing Rate+1.005%, 04/01/2027	1,191	1,201
JPMorgan Chase
3.656%, VAR ICE LIBOR USD 3 Month+3.470%(E)	349	350
2.580%, VAR United States Secured Overnight Financing Rate+1.250%, 04/22/2032	805	826
JPMorgan Chase & Co
3.976%, VAR ICE LIBOR USD 3 Month+3.800%(E)	289	290
3.465%, VAR ICE LIBOR USD 3 Month+3.320%(E)	171	171
Lincoln National
4.200%, 03/15/2022	355	365
Metropolitan Life Global Funding I
3.875%, 04/11/2022 (C)	275	283
Morgan Stanley
3.794%, VAR ICE LIBOR USD 3 Month+3.610%(E)	84	84
Natwest Group
8.625%, VAR USD Swap Semi 30/360 5 Yr Curr+7.598%(E)	425	428
2.467%, VAR ICE LIBOR USD 3 Month+2.320%(E)	600	595
Navient MTN
7.250%, 01/25/2022	52	54
OEC Finance
7.125%cash/0% PIK, 12/26/2046 (C)	240	25
Santander Holdings USA
4.400%, 07/13/2027	405	455
SLM
4.200%, 10/29/2025	699	751

10	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Standard Chartered
7.750%, VAR USD Swap Semi 30/360 5 Yr Curr+5.723%(C)(E)	$200	$218
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+6.301%(E)	412	429
1.696%, VAR ICE LIBOR USD 3 Month+1.510%(C)(E)	400	386
Standard Chartered MTN
4.300%, 02/19/2027 (C)	475	520
Swiss Re Finance Luxembourg
5.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.582%, 04/02/2049	200	228
Synchrony Financial
4.500%, 07/23/2025	945	1,057
Truist Financial
5.100%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr+4.349%(E)	829	932
UBS Group
7.125%, VAR USSW5YF+5.883%(E)	606	609
UniCredit
2.569%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.300%, 09/22/2026 (C)	517	524
US Bancorp
5.300%, VAR ICE LIBOR USD 3 Month+2.914%(E)	474	534
Voya Financial
5.650%, VAR ICE LIBOR USD 3 Month+3.580%, 05/15/2053	258	276
Wells Fargo
3.900%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.453%(E)	327	339
2.188%, VAR United States Secured Overnight Financing Rate+2.000%, 04/30/2026	433	450

		35,406

Health Care — 0.2%
Centene
4.250%, 12/15/2027	146	154
Cigna
4.375%, 10/15/2028	382	444
Jazz Securities DAC
4.375%, 01/15/2029 (C)	200	208
Takeda Pharmaceutical
4.400%, 11/26/2023	820	890

		1,696

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Industrials — 0.7%
AerCap Ireland Capital DAC
6.500%, 07/15/2025		$190	$223
4.450%, 04/03/2026		173	190
Air Lease
3.625%, 04/01/2027		40	43
Air Lease MTN
2.875%, 01/15/2026		170	179
Alfa
5.250%, 03/25/2024 (C)		660	719
Allison Transmission
3.750%, 01/30/2031 (C)		605	595
Delta Air Lines
4.750%, 10/20/2028 (C)		475	528
4.500%, 10/20/2025 (C)		409	440
Embraer Netherlands Finance BV
6.950%, 01/17/2028 (C)		236	270
5.400%, 02/01/2027		670	714
ENA Master Trust
4.000%, 05/19/2048 (C)		272	273
GE Capital European Funding Unlimited MTN
4.625%, 02/22/2027	EUR	150	220
GFL Environmental
3.500%, 09/01/2028 (C)		$610	608
IHS Markit
4.750%, 08/01/2028		35	41
4.250%, 05/01/2029		166	192
Lima Metro Line 2 Finance
5.875%, 07/05/2034		231	269
4.350%, 04/05/2036 (C)		225	233
Odebrecht Holdco Finance
3.431%, 09/10/2058 (B)(C)		294	3
TransDigm
6.250%, 03/15/2026 (C)		405	427
Westinghouse Air Brake Technologies
3.200%, 06/15/2025		141	150

			6,317

Information Technology — 0.8%
Broadcom
5.000%, 04/15/2030		243	286
4.150%, 11/15/2030		855	959
4.110%, 09/15/2028		688	774
3.500%, 01/15/2028		161	177
Infor
1.750%, 07/15/2025 (C)		340	347
Micron Technology
4.185%, 02/15/2027		1,182	1,333
Prosus
3.680%, 01/21/2030 (C)		569	608

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	11

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
SK Hynix
2.375%, 01/19/2031 (C)		$290	$282
Tencent Holdings MTN
3.240%, 06/03/2050 (C)		439	430
2.390%, 06/03/2030		320	319
1.810%, 01/26/2026 (C)		649	659

			6,174

Materials — 0.5%
Alpek
4.250%, 09/18/2029 (C)		203	220
3.250%, 02/25/2031 (C)		483	489
Ardagh Metal Packaging Finance USA
3.250%, 09/01/2028 (C)		538	537
Axalta Coating Systems
3.375%, 02/15/2029 (C)		648	633
Cemex
3.875%, 07/11/2031 (C)		610	620
CSN Resources
4.625%, 06/10/2031 (C)		291	297
GUSAP III
4.250%, 01/21/2030 (C)		675	730
Indonesia Asahan Aluminium Persero
4.750%, 05/15/2025 (C)		342	377
Industrias Penoles
4.750%, 08/06/2050 (C)		295	317
INEOS Quattro Finance 2
2.500%, 01/15/2026 (C)	EUR	333	398
Ingevity
3.875%, 11/01/2028 (C)		$537	533
Inversiones CMPC
4.375%, 05/15/2023		389	408
Suzano Austria GmbH
3.750%, 01/15/2031		173	182
Volcan Cia Minera SAA
4.375%, 02/11/2026 (C)		170	168

			5,909

Real Estate — 0.0%
Host Hotels & Resorts
3.750%, 10/15/2023		16	17
Vornado Realty
2.150%, 06/01/2026		403	408

			425

Utilities — 0.4%
AES Panama Generation Holdings SRL
4.375%, 05/31/2030 (C)		304	318
Chile Electricity PEC
2.969%, 01/25/2028 (B)(C)		523	425
Comision Federal de Electricidad
3.348%, 02/09/2031 (C)		687	682

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Engie Energia Chile
3.400%, 01/28/2030	$390	$400
Terraform Global Operating
6.125%, 03/01/2026 (C)	74	76
Vistra Operations
4.375%, 05/01/2029 (C)	605	608

		2,509

Total Corporate Obligations (Cost $93,247) ($ Thousands)		96,169

MORTGAGE-BACKED SECURITIES — 9.4%

Agency Mortgage-Backed Obligations — 2.0%
FHLMC CMO, Ser 2017-4693, Cl SL, IO
6.077%, VAR ICE LIBOR USD 1 Month+6.150%,06/15/2047	1,585	382
FHLMC CMO, Ser 2020-4976, Cl MI, IO
4.500%,05/25/2050	113	19
FHLMC CMO, Ser 2020-4981, Cl HS, IO
6.009%, VAR ICE LIBOR USD 1 Month+6.100%,06/25/2050	3,816	681
FHLMC CMO, Ser 2020-5015, Cl BI, IO
4.000%,09/25/2050	2,213	386
FNMA CMO, Ser 2011-131, Cl ST, IO
6.449%, VAR ICE LIBOR USD 1 Month+6.540%,12/25/2041	796	169
FNMA CMO, Ser 2014-17, Cl SA, IO
5.959%, VAR ICE LIBOR USD 1 Month+6.050%,04/25/2044	2,003	499
FNMA CMO, Ser 2014-78, Cl SE, IO
6.009%, VAR ICE LIBOR USD 1 Month+6.100%,12/25/2044	1,240	245
FNMA CMO, Ser 2016-77, Cl DS, IO
5.909%, VAR ICE LIBOR USD 1 Month+6.000%,10/25/2046	1,252	247
FNMA CMO, Ser 2017-62, Cl AS, IO
6.059%, VAR ICE LIBOR USD 1 Month+6.150%,08/25/2047	1,474	307
FNMA CMO, Ser 2017-81, Cl SA, IO
6.109%, VAR ICE LIBOR USD 1 Month+6.200%,10/25/2047	1,611	381
FNMA CMO, Ser 2017-97, Cl LS, IO
6.109%, VAR ICE LIBOR USD 1 Month+6.200%,12/25/2047	1,829	461
FNMA CMO, Ser 2020-89, Cl KI, IO
4.000%,12/25/2050	4,680	743
FNMA TBA
2.500%,07/25/2043	11,616	12,014

12	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2017-122, Cl SA, IO
6.107%, VAR ICE LIBOR USD 1 Month+6.200%,08/20/2047	$1,052	$231
GNMA CMO, Ser 2017-134, Cl SE, IO
6.107%, VAR ICE LIBOR USD 1 Month+6.200%,09/20/2047	982	192

		16,957

Non-Agency Mortgage-Backed Obligations — 7.4%
Alternative Loan Trust, Ser 2005-20CB, Cl 3A6
5.500%,07/25/2035	57	51
Alternative Loan Trust, Ser 2006-24CB, Cl A16
5.750%,08/25/2036	241	188
Alternative Loan Trust, Ser 2006-28CB, Cl A14
6.250%,10/25/2036	212	158
Alternative Loan Trust, Ser 2006-J1, Cl 1A13
5.500%,02/25/2036	131	119
Ashford Hospitality Trust, Ser 2018-KEYS, Cl A
1.073%, VAR ICE LIBOR USD 1 Month+1.000%,06/15/2035 (C)	1,000	1,001
BAMLL Commercial Mortgage Securities Trust, Ser 2013-WBRK, Cl D
3.652%,03/10/2037 (C)(F)	365	334
BAMLL Commercial Mortgage Securities Trust, Ser 2017-SCH, Cl AF
1.073%, VAR ICE LIBOR USD 1 Month+1.000%,11/15/2033 (C)	1,610	1,575
BBCMS Mortgage Trust, Ser 2020-BID, Cl A
2.213%, VAR ICE LIBOR USD 1 Month+2.140%,10/15/2037 (C)	779	786
Bellemeade Re, Ser 2018-3A, Cl M1B
1.942%, VAR ICE LIBOR USD 1 Month+1.850%,10/25/2028 (C)	311	312
Bellemeade Re, Ser 2019-1A, Cl M1B
1.842%, VAR ICE LIBOR USD 1 Month+1.750%,03/25/2029 (C)	675	675
Bellemeade Re, Ser 2019-2A, Cl M1C
2.092%, VAR ICE LIBOR USD 1 Month+2.000%,04/25/2029 (C)	481	484
Bellemeade Re, Ser 2019-3A, Cl M1B
1.692%, VAR ICE LIBOR USD 1 Month+1.600%,07/25/2029 (C)	466	467
Bellemeade Re, Ser 2019-3A, Cl M1C
2.042%, VAR ICE LIBOR USD 1 Month+1.950%,07/25/2029 (C)	340	340
Bellemeade Re, Ser 2019-4A, Cl M1B
2.092%, VAR ICE LIBOR USD 1 Month+2.000%,10/25/2029 (C)	675	675

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Bellemeade Re, Ser 2020-2A, Cl M1B
3.292%, VAR ICE LIBOR USD 1 Month+3.200%,08/26/2030 (C)	$403	$405
Bellemeade Re, Ser 2020-4A, Cl M2A
2.692%, VAR ICE LIBOR USD 1 Month+2.600%,06/25/2030 (C)	243	243
Bellemeade Re, Ser 2021-1A, Cl M1C
2.968%, VAR SOFR30A+2.950%,03/25/2031 (C)	437	456
Bellemeade Re, Ser 2021-2A, Cl M1B
1.510%, VAR SOFR30A+1.500%,06/25/2031 (C)	704	705
Beneria Cowen & Pritzer Collateral Funding, Ser 330N, Cl A
0.899%, VAR ICE LIBOR USD 1 Month+0.799%,06/15/2038 (C)	152	151
BFLD Trust, Ser FPM, Cl A
1.700%, VAR ICE LIBOR USD 1 Month+1.600%,06/15/2038 (C)	1,189	1,190
BHMS, Ser 2018-ATLS, Cl A
1.323%, VAR ICE LIBOR USD 1 Month+1.250%,07/15/2035 (C)	774	775
BX Trust, Ser 2018-EXCL, Cl A
1.161%, VAR ICE LIBOR USD 1 Month+1.088%,09/15/2037 (C)	791	782
CCUBS Commercial Mortgage Trust, Ser 2017-C1, Cl A4
3.544%,11/15/2050 (F)	1,115	1,234
CFCRE Commercial Mortgage Trust, Ser 2016-C4, Cl A4
3.283%,05/10/2058	670	722
CGRBS Commercial Mortgage Trust, Ser 2013-VN05, Cl A
3.369%,03/13/2035 (C)	915	948
Chase Mortgage Finance Trust, Ser 2007- S5, Cl 1A17
6.000%,07/25/2037	103	70
Chase Mortgage Finance, Ser 2019-CL1, Cl M3
2.192%, VAR ICE LIBOR USD 1 Month+2.100%,04/25/2047 (C)	127	128
CHL Mortgage Pass-Through Trust, Ser 2006-10, Cl 1A8
6.000%,05/25/2036	143	100
CHL Mortgage Pass-Through Trust, Ser 2006-13, Cl 1A19
6.250%,09/25/2036	70	46
Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Cl D
4.563%,04/10/2046 (C)(F)	343	348

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	13

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust, Ser 2015-GC27, Cl A5
3.137%,02/10/2048	$980	$1,045
Citigroup Commercial Mortgage Trust, Ser 2015-GC35, Cl A4
3.818%,11/10/2048	435	480
Citigroup Commercial Mortgage Trust, Ser 2016-GC36, Cl A5
3.616%,02/10/2049	540	592
Citigroup Commercial Mortgage Trust, Ser 2017-P8, Cl AS
3.789%,09/15/2050 (F)	411	454
CLNY Trust, Ser 2019-IKPR, Cl D
2.098%, VAR ICE LIBOR USD 1 Month+2.025%,11/15/2038 (C)	680	677
COMM Mortgage Trust, Ser 2010-C1, Cl D
5.937%,07/10/2046 (C)(F)	740	753
COMM Mortgage Trust, Ser 2013-CR12, Cl A4
4.046%,10/10/2046	870	930
COMM Mortgage Trust, Ser 2015-CR24, Cl A5
3.696%,08/10/2048	545	596
COMM Mortgage Trust, Ser 2015-DC1, Cl A5
3.350%,02/10/2048	250	268
Commercial Mortgage Pass-Through Certificates, Ser 2013-SFS, Cl A1
1.873%,04/12/2035 (C)	99	99
Connecticut Avenue Securities Trust, Ser 2018-R07, Cl 1M2
2.492%, VAR ICE LIBOR USD 1 Month+2.400%,04/25/2031 (C)	177	178
Connecticut Avenue Securities Trust, Ser 2019-R02, Cl 1M2
2.392%, VAR ICE LIBOR USD 1 Month+2.300%,08/25/2031 (C)	105	106
Connecticut Avenue Securities Trust, Ser 2019-R03, Cl 1M2
2.242%, VAR ICE LIBOR USD 1 Month+2.150%,09/25/2031 (C)	55	56
Connecticut Avenue Securities Trust, Ser 2019-R04, Cl 2M2
2.192%, VAR ICE LIBOR USD 1 Month+2.100%,06/25/2039 (C)	140	141
Connecticut Avenue Securities Trust, Ser 2019-R05, Cl 1M2
2.092%, VAR ICE LIBOR USD 1 Month+2.000%,07/25/2039 (C)	75	75
Connecticut Avenue Securities Trust, Ser 2019-R06, Cl 2M2
2.192%, VAR ICE LIBOR USD 1 Month+2.100%,09/25/2039 (C)	215	216

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Connecticut Avenue Securities Trust, Ser 2019-R07, Cl 1M2
2.192%, VAR ICE LIBOR USD 1 Month+2.100%,10/25/2039 (C)	$400	$402
Connecticut Avenue Securities Trust, Ser 2020-R02, Cl 2M2
2.092%, VAR ICE LIBOR USD 1 Month+2.000%,01/25/2040 (C)	399	401
CSAIL Commercial Mortgage Trust, Ser 2015-C2, Cl A4
3.504%,06/15/2057	436	470
CSAIL Commercial Mortgage Trust, Ser 2015-C4, Cl A4
3.808%,11/15/2048	1,090	1,200
DBWF Mortgage Trust, Ser 2018-GLKS, Cl A
1.123%, VAR ICE LIBOR USD 1 Month+1.030%,12/19/2030 (C)	761	762
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2006-AR4, Cl A2
0.472%, VAR ICE LIBOR USD 1 Month+0.380%,12/25/2036	380	180
Eagle RE, Ser 2020-1, Cl M1A
0.992%, VAR ICE LIBOR USD 1 Month+0.900%,01/25/2030 (C)	790	788
FHLMC Multifamily Structured Credit Risk, Ser MN1, Cl M1
2.018%, VAR SOFR30A+2.000%,01/25/2051 (C)	149	150
FHLMC STACR Remic Trust, Ser 2020-DNA1, Cl M2
1.792%, VAR ICE LIBOR USD 1 Month+1.700%,01/25/2050 (C)	483	486
FHLMC STACR Remic Trust, Ser 2020-DNA5, Cl M2
2.818%, VAR SOFR30A+2.800%,10/25/2050 (C)	740	751
FHLMC STACR Trust, Ser 2019-DNA3, Cl M2
2.142%, VAR ICE LIBOR USD 1 Month+2.050%,07/25/2049 (C)	52	52
FHLMC STACR Trust, Ser 2019-DNA4, Cl M2
2.042%, VAR ICE LIBOR USD 1 Month+1.950%,10/25/2049 (C)	328	330
FHLMC STACR Trust, Ser 2019-FTR2, Cl M2
2.242%, VAR ICE LIBOR USD 1 Month+2.150%,11/25/2048 (C)	363	362
FHLMC STACR Trust, Ser 2019-HQA3, Cl M2
1.942%, VAR ICE LIBOR USD 1 Month+1.850%,09/25/2049 (C)	319	320
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA3, Cl M2
2.592%, VAR ICE LIBOR USD 1 Month+2.500%,03/25/2030	450	460

14	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-HQA1, Cl M2
3.642%, VAR ICE LIBOR USD 1 Month+3.550%,08/25/2029	$627	$649
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-HQA2, Cl M2
2.742%, VAR ICE LIBOR USD 1 Month+2.650%,12/25/2029	228	232
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-HQA2, Cl M2B
2.742%, VAR ICE LIBOR USD 1 Month+2.650%,12/25/2029	649	661
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-HQA3, Cl M2
2.442%, VAR ICE LIBOR USD 1 Month+2.350%,04/25/2030	678	693
First Horizon Alternative Mortgage Securities Trust, Ser 2006-FA3, Cl A9
6.000%,07/25/2036	141	95
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl 1M2
4.092%, VAR ICE LIBOR USD 1 Month+4.000%,05/25/2025	286	292
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl 2M2
4.092%, VAR ICE LIBOR USD 1 Month+4.000%,05/25/2025	63	63
FNMA Connecticut Avenue Securities, Ser 2015-C03, Cl 2M2
5.092%, VAR ICE LIBOR USD 1 Month+5.000%,07/25/2025	135	136
FNMA Connecticut Avenue Securities, Ser 2015-C03, Cl 1M2
5.092%, VAR ICE LIBOR USD 1 Month+5.000%,07/25/2025	283	291
FNMA Connecticut Avenue Securities, Ser 2015-C04, Cl 1M2
5.792%, VAR ICE LIBOR USD 1 Month+5.700%,04/25/2028	142	150
FNMA Connecticut Avenue Securities, Ser 2016-C05, Cl 2M2
4.542%, VAR ICE LIBOR USD 1 Month+4.450%,01/25/2029	466	488
FNMA Connecticut Avenue Securities, Ser 2016-C06, Cl 1M2
4.342%, VAR ICE LIBOR USD 1 Month+4.250%,04/25/2029	178	185
FNMA Connecticut Avenue Securities, Ser 2016-C07, Cl 2M2
4.442%, VAR ICE LIBOR USD 1 Month+4.350%,05/25/2029	157	164

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA Connecticut Avenue Securities, Ser 2017-C01, Cl 1M2
3.642%, VAR ICE LIBOR USD 1 Month+3.550%,07/25/2029	$475	$493
FNMA Connecticut Avenue Securities, Ser 2017-C02, Cl 2M2C
3.742%, VAR ICE LIBOR USD 1 Month+3.650%,09/25/2029	719	745
FNMA Connecticut Avenue Securities, Ser 2017-C04, Cl 2M2
2.942%, VAR ICE LIBOR USD 1 Month+2.850%,11/25/2029	590	604
GS Mortgage Securities Trust
2.638%,08/17/2026	26	27
2.435%,08/17/2026	240	245
1.433%,08/17/2026	93	92
GS Mortgage Securities Trust, Ser 2011- GC5, Cl D
5.428%,08/10/2044 (C)(F)	13	7
GS Mortgage Securities Trust, Ser 2014- GC18, Cl D
5.155%,01/10/2047 (C)(F)	679	174
GS Mortgage Securities Trust, Ser 2014- GC22, Cl A5
3.862%,06/10/2047	789	851
GS Mortgage Securities Trust, Ser 2018- GS9, Cl A4
3.992%,03/10/2051 (F)	1,350	1,537
GS Mortgage Securities Trust, Ser 2019- BOCA, Cl A
1.273%, VAR ICE LIBOR USD 1 Month+1.200%,06/15/2038 (C)	331	332
GS Mortgage Securities Trust, Ser 2019- SMP, Cl A
1.223%, VAR ICE LIBOR USD 1 Month+1.150%,08/15/2032 (C)	450	450
Home RE, Ser 2020-1, Cl M1B
3.342%, VAR ICE LIBOR USD 1 Month+3.250%,10/25/2030 (C)	620	626
HomeBanc Mortgage Trust, Ser 2005-1, Cl A1
0.592%, VAR ICE LIBOR USD 1 Month+0.500%,03/25/2035	89	82
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C21, Cl A5
3.775%,08/15/2047	925	1,000
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl XA, IO
0.979%,09/15/2047 (F)	17,603	388
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl A5
3.822%,07/15/2048	540	593

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	15

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, Cl A3
3.801%,08/15/2048	$1,092	$1,190
JPMCC Commercial Mortgage Securities Trust, Ser 2017-JP7, Cl XA, IO
1.192%,09/15/2050 (F)	6,608	309
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl A5
3.805%,07/15/2047	900	965
LB-UBS Commercial Mortgage Trust, Ser 2006-C6, Cl AJ
5.452%,09/15/2039 (F)	211	113
LSTAR Commercial Mortgage Trust, Ser 2016-4, Cl A2
2.579%,03/10/2049 (C)	845	857
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C16, Cl A5
3.892%,06/15/2047	920	989
Morgan Stanley Capital I Trust, Ser 2015- XLF2, Cl SNMA
2.023%, VAR ICE LIBOR USD 1 Month+1.950%,11/15/2026 (C)	181	161
Morgan Stanley Capital I Trust, Ser 2016- UB12, Cl A4
3.596%,12/15/2049	835	916
Mortgage Insurance-Linked Notes, Ser 2019-1, Cl M1
1.992%, VAR ICE LIBOR USD 1 Month+1.900%,11/26/2029 (C)	230	230
Natixis Commercial Mortgage Securities Trust, Ser 2018-850T, Cl A
0.856%, VAR ICE LIBOR USD 1 Month+0.784%,07/15/2033 (C)	910	907
Natixis Commercial Mortgage Securities Trust, Ser 2019-MILE, Cl A
1.573%, VAR ICE LIBOR USD 1 Month+1.500%,07/15/2036 (C)	313	313
PMT Credit Risk Transfer Trust, Ser 2019- 1R, Cl A
2.096%, VAR ICE LIBOR USD 1 Month+2.000%,03/27/2024 (C)	126	126
PMT Credit Risk Transfer Trust, Ser 2019- 2R, Cl A
2.846%, VAR ICE LIBOR USD 1 Month+2.750%,05/27/2023 (C)	532	527
PMT Credit Risk Transfer Trust, Ser 2019- 3R, Cl A
2.796%, VAR ICE LIBOR USD 1 Month+2.700%,10/27/2022 (C)	73	74

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
PMT Credit Risk Transfer Trust, Ser 2020- 1R, Cl A
2.446%, VAR ICE LIBOR USD 1 Month+2.350%,02/27/2023 (C)	$247	$248
Radnor RE, Ser 2019-1, Cl M1B
2.042%, VAR ICE LIBOR USD 1 Month+1.950%,02/25/2029 (C)	423	425
Radnor RE, Ser 2019-2, Cl M1B
1.842%, VAR ICE LIBOR USD 1 Month+1.750%,06/25/2029 (C)	486	489
Radnor RE, Ser 2020-1, Cl M1A
1.042%, VAR ICE LIBOR USD 1 Month+0.950%,01/25/2030 (C)	289	289
Radnor RE, Ser 2020-2, Cl M1C
4.692%, VAR ICE LIBOR USD 1 Month+4.600%,10/25/2030 (C)	446	452
STACR Trust, Ser 2018-DNA3, Cl M2
2.192%, VAR ICE LIBOR USD 1 Month+2.100%,09/25/2048 (C)	295	299
Starwood Retail Property Trust, Ser 2014- STAR, Cl A
1.543%, VAR ICE LIBOR USD 1 Month+1.470%,11/15/2027 (C)	1,611	1,204
Traingle Re, Ser 2020-1, Cl M1B
3.992%, VAR ICE LIBOR USD 1 Month+3.900%,10/25/2030 (C)	1,274	1,280
Traingle Re, Ser 2021-1, Cl M1B
3.092%, VAR ICE LIBOR USD 1 Month+3.000%,08/25/2033 (C)	455	458
UBS Commercial Mortgage Trust, Ser 2018- C10, Cl A4
4.313%,05/15/2051	1,155	1,325
UBS Commercial Mortgage Trust, Ser 2018- C8, Cl A4
3.983%,02/15/2051	900	1,018
UBS Commercial Mortgage Trust, Ser 2018- C9, Cl A4
4.117%,03/15/2051 (F)	1,410	1,593
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl A5
2.850%,12/10/2045	596	610
Wells Fargo Commercial Mortgage Trust, Ser 2015-SG1, Cl C
4.611%,09/15/2048 (F)	333	310
Wells Fargo Commercial Mortgage Trust, Ser 2015-SG1, Cl A4
3.789%,09/15/2048	483	522
Wells Fargo Commercial Mortgage Trust, Ser 2016-C35, Cl XA, IO
2.077%,07/15/2048 (F)	3,467	267

16	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust, Ser 2016-NXS6, Cl C
4.459%,11/15/2049 (F)	$925	$996
Wells Fargo Commercial Mortgage Trust, Ser 2018-C48, Cl A5
4.302%,01/15/2052	106	123
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 2M2
5.592%, VAR ICE LIBOR USD 1 Month+5.500%,11/25/2025 (C)	74	59
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 1M2
5.342%, VAR ICE LIBOR USD 1 Month+5.250%,11/25/2025 (C)	250	198

		61,435

Total Mortgage-Backed Securities (Cost $76,981) ($ Thousands)		78,392

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.9%
FFCB
0.470%, VAR US Treasury 3 Month Bill Money Market Yield+0.420%, 11/07/2022	1,200	1,206
0.430%, VAR United States Secured Overnight Financing Rate+0.380%, 05/08/2023	7,900	7,952
0.360%, VAR United States Secured Overnight Financing Rate+0.310%, 11/07/2022	2,500	2,509
0.320%, VAR US Treasury 3 Month Bill Money Market Yield+0.270%, 05/16/2022	3,000	3,007
0.300%, 09/01/2023	300	300
0.185%, VAR United States Secured Overnight Financing Rate+0.135%, 11/06/2023	2,000	2,004
0.140%, VAR United States Secured Overnight Financing Rate+0.090%, 09/23/2022	500	500
0.110%, VAR United States Secured Overnight Financing Rate+0.060%, 01/13/2023	1,400	1,400
FHLB(A)
0.620%, 02/26/2026	200	198
FHLMC
0.400%, 05/24/2024	400	399
0.375%, 05/05/2023	1,000	1,003
0.375%, 07/21/2025	1,400	1,380
0.350%, 01/27/2023	1,200	1,200

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
FHLMC MTN
0.240%, VAR United States Secured Overnight Financing Rate+0.190%, 06/02/2022	$1,000	$1,001
0.200%, VAR United States Secured Overnight Financing Rate+0.150%, 03/04/2022	2,000	2,002
0.195%, VAR United States Secured Overnight Financing Rate+0.145%, 12/09/2021	1,500	1,500
0.180%, VAR United States Secured Overnight Financing Rate+0.130%, 08/05/2022	2,600	2,603
FNMA
0.625%, 04/22/2025	1,300	1,298
0.500%, 06/17/2025	1,500	1,491
0.440%, VAR United States Secured Overnight Financing Rate+0.390%, 04/15/2022	2,100	2,106
0.410%, VAR United States Secured Overnight Financing Rate+0.360%, 01/20/2022	2,300	2,304
0.400%, 07/20/2023	400	400
0.400%, VAR United States Secured Overnight Financing Rate+0.350%, 04/07/2022	3,800	3,810
0.375%, 06/14/2024	700	700
0.370%, VAR United States Secured Overnight Financing Rate+0.320%, 10/22/2021	1,800	1,802
0.350%, VAR United States Secured Overnight Financing Rate+0.300%, 01/27/2022	1,700	1,703
0.250%, 05/22/2023	1,500	1,500
0.250%, 07/10/2023	1,100	1,100
0.250%, 11/27/2023	100	100
0.160%, VAR United States Secured Overnight Financing Rate+0.110%, 03/04/2022	1,000	1,001

Total U.S. Government Agency Obligations (Cost $49,399) ($ Thousands)		49,479

ASSET-BACKED SECURITIES — 2.7%

Automotive — 0.5%
Avis Budget Rental Car Funding AESOP, Ser 2018-1A, Cl A
3.700%, 09/20/2024 (C)	930	988

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	17

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Avis Budget Rental Car Funding AESOP, Ser 2018-2A, Cl A
4.000%, 03/20/2025 (C)	$1,080	$1,167
Exeter Automobile Receivables Trust, Ser 2019-3A, Cl B
2.580%, 08/15/2023 (C)	164	164
First Investors Auto Owner Trust, Ser 2020- 1A, Cl A
1.490%, 01/15/2025 (C)	209	209
Flagship Credit Auto Trust, Ser 2016-4, Cl D
3.890%, 11/15/2022 (C)	320	322
Ford Credit Auto Owner Trust, Ser 2021-1, Cl D
2.310%, 10/17/2033 (C)	605	607
Hertz Vehicle Financing II, Ser 2017-1A, Cl A
2.960%, 10/25/2021 (C)	111	111
Hertz Vehicle Financing II, Ser 2018-1A, Cl A
3.290%, 02/25/2024 (C)	45	45
Hertz Vehicle Financing II, Ser 2019-1A, Cl A
3.710%, 03/25/2023 (C)	51	52
Hertz Vehicle Financing II, Ser 2019-2A, Cl A
3.420%, 05/25/2025 (C)	86	86

		3,751

Credit Cards — 0.2%
Brex Commercial Charge Card Master Trust, Ser 2021-1, Cl A
2.090%, 07/15/2024 (C)	437	440
World Financial Network Credit Card Master Trust, Ser 2018-B, Cl M
3.810%, 07/15/2025	710	715
World Financial Network Credit Card Master Trust, Ser 2019-B, Cl M
3.040%, 04/15/2026	770	786

		1,941

Other Asset-Backed Securities — 2.0%
Affirm Asset Securitization Trust, Ser 2020- A, Cl A
2.100%, 02/18/2025 (C)	552	557
Affirm Asset Securitization Trust, Ser 2021- Z1, Cl A
1.070%, 08/15/2025 (C)	413	413
AGL CLO 12, Ser 2021-12A, Cl A1
1.290%, VAR ICE LIBOR USD 3 Month+1.160%, 07/20/2034 (C)	970	969
Balboa Bay Loan Funding, Ser 2021-1A, Cl A
0.000%, VAR ICE LIBOR USD 3 Month+1.200%, 07/20/2034 (C)(G)	589	589
Ballyrock CLO 15, Ser 2021-1A, Cl C
3.266%, VAR ICE LIBOR USD 3 Month+3.100%, 04/15/2034 (C)	600	599

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Ballyrock CLO 16, Ser 2021-16A, Cl A1
1.265%, VAR ICE LIBOR USD 3 Month+1.130%, 07/20/2034 (C)	$1,222	$1,221
Domino’s Pizza Master Issuer, Ser 2021-1A, Cl A2I
2.662%, 04/25/2051 (C)	464	480
Dryden 78 CLO, Ser 2020-78A, Cl C
2.140%, VAR ICE LIBOR USD 3 Month+1.950%, 04/17/2033 (C)	620	624
Dryden 78 CLO, Ser 2020-78A, Cl D
3.190%, VAR ICE LIBOR USD 3 Month+3.000%, 04/17/2033 (C)	320	322
Elevation CLO, Ser 2020-11A, Cl C
2.384%, VAR ICE LIBOR USD 3 Month+2.200%, 04/15/2033 (C)	550	550
Elmwood CLO IX, Ser 2021-2A, Cl D
3.089%, VAR ICE LIBOR USD 3 Month+2.950%, 07/20/2034 (C)	583	582
Flatiron CLO 21, Ser 2021-1A, Cl D
3.051%, VAR ICE LIBOR USD 3 Month+2.900%, 07/19/2034 (C)	620	619
GCI Funding I, Ser 2021-1, Cl A
2.380%, 06/18/2046 (C)	329	330
Goldentree Loan Management US CLO 7, Ser 2021-7A, Cl AR
1.258%, VAR ICE LIBOR USD 3 Month+1.070%, 04/20/2034 (C)	651	651
Hardee’s Funding, Ser 2018-1A, Cl A23
5.710%, 06/20/2048 (C)	389	436
Hardee’s Funding, Ser 2020-1A, Cl A2
3.981%, 12/20/2050 (C)	271	286
HFX, Ser 2017-1A
3.647%, 03/15/2035	830	857
Invitation Homes Trust, Ser 2018-SFR2, Cl C
1.353%, VAR ICE LIBOR USD 1 Month+1.280%, 06/17/2037 (C)	228	228
Invitation Homes Trust, Ser 2018-SFR3, Cl C
1.382%, VAR ICE LIBOR USD 1 Month+1.300%, 07/17/2037 (C)	400	401
Issuer, Ser 2021-1, Cl A2
3.734%, 07/30/2051 (C)	840	853
Kayne CLO 7, Ser 2020-7A, Cl C
2.190%, VAR ICE LIBOR USD 3 Month+2.000%, 04/17/2033 (C)	280	282
Magnetite XXVI, Ser 2020-26A, Cl A
1.934%, VAR ICE LIBOR USD 3 Month+1.750%, 07/15/2030 (C)	1,042	1,045
Marlette Funding Trust, Ser 2020-1A, Cl A
2.240%, 03/15/2030 (C)	25	25
Neighborly Issuer, Ser 2021-1A, Cl A2
3.584%, 04/30/2051 (C)	329	339

18	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Neuberger Berman Loan Advisers CLO 42, Ser 2021-42A, Cl A
1.241%, VAR ICE LIBOR USD 3 Month+1.100%, 07/16/2035 (C)		$1,141	$1,141
Neuberger Berman Loan Advisers CLO 43, Ser 2021-43A, Cl A
%, VAR ICE LIBOR USD 3 Month+1.130%, 07/17/2035 (C)(G)		690	690
OCP CLO, Ser 2021-18A, Cl AR
1.250%, VAR ICE LIBOR USD 3 Month+1.090%, 07/20/2032 (C)		849	851
SoFi Consumer Loan Program, Ser 2017-5, Cl A2
2.780%, 09/25/2026 (C)		32	32
Upstart Securitization Trust, Ser 2020-3, Cl A
1.702%, 11/20/2030 (C)		325	327
Voya CLO, Ser 2020-1A, Cl DR
3.034%, VAR ICE LIBOR USD 3 Month+2.850%, 04/15/2031 (C)		250	251

			16,550

Total Asset-Backed Securities (Cost $22,015) ($ Thousands)			22,242

SOVEREIGN DEBT — 0.9%
Canadian Government Real Return Bond
0.500%, 12/01/2050	CAD	1,751	1,570
Colombia Government International Bond
3.125%, 04/15/2031		$225	220
Dominican Republic International Bond
4.875%, 09/23/2032 (C)		923	951
Egypt Government International Bond MTN
5.875%, 02/16/2031 (C)		805	782
Financiera de Desarrollo
2.400%, 09/28/2027 (C)		1,068	1,048
Malaysia Government International Bond
3.882%, 03/10/2022	MYR	4,695	1,147
Oman Government International Bond
6.250%, 01/25/2031 (C)		$253	272
4.875%, 02/01/2025		200	209
Qatar Government International Bond
3.400%, 04/16/2025 (C)		298	324

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Saudi Government International Bond MTN
2.900%, 10/22/2025 (C)	$544	$582

Total Sovereign Debt (Cost $7,049) ($ Thousands)		7,105

	Shares

FOREIGN COMMON STOCK — 0.3%

Ireland — 0.0%
Accenture PLC, Cl A	1,556	459

United Kingdom — 0.3%
Alkermes PLC *	111	3
Atlassian Corp PLC, Cl A *	500	128
Cushman & Wakefield PLC *‡	1,838	32
Horizon Therapeutics PLC *	1,928	180
LivaNova PLC *	557	47
Medtronic PLC	11,449	1,421
Perrigo Co PLC	430	20
Royalty Pharma PLC, Cl A	2,500	102
STERIS PLC	953	197

		2,130

Total Foreign Common Stock (Cost $1,658) ($ Thousands)		2,589

	Face Amount (Thousands)

MUNICIPAL BONDS — 0.3%

California — 0.1%
California State, GO
5.700%, 11/01/2021	645	657

New York — 0.1%
City of New York New York, Ser D, GO
1.923%, 08/01/2031	535	531
Port Authority of New York & New Jersey, Ser AAA, RB
1.086%, 07/01/2023	515	522

		1,053

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	19

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

West Virginia — 0.1%
Tobacco Settlement Finance Authority, RB
Callable 12/01/2030 @ 100 3.000%, 06/01/2035	$700	$722

Total Municipal Bonds (Cost $2,409) ($ Thousands)		2,432

Total Investments in Securities — 121.9% (Cost $904,706) ($ Thousands)		$1,017,702

	Shares

COMMON STOCK SOLD SHORT— (12.9)%

Communication Services — (0.6)%
Altice USA Inc, Cl A *	(2,400)	(82)
Cable One Inc	(100)	(191)
Cardlytics Inc *	(100)	(13)
Charter Communications Inc, Cl A *	(1,534)	(1,107)
Comcast Corp, Cl A	(41,189)	(2,348)
Discovery Inc, Cl C *	(1,100)	(32)
DISH Network Corp, Cl A *	(2,248)	(94)
Interpublic Group of Cos Inc/The	(2,965)	(96)
Liberty Broadband Corp, Cl A *	(458)	(77)
Liberty Broadband Corp, Cl C *	(1,275)	(221)
Magnite Inc *	(500)	(17)
New York Times Co/The, Cl A	(2,500)	(109)
News Corp, Cl A	(5,900)	(152)
News Corp, Cl B	(768)	(19)
Nexstar Media Group Inc, Cl A	(154)	(23)
Omnicom Group Inc	(841)	(67)
Sirius XM Holdings Inc	(16,000)	(105)
ViacomCBS Inc, Cl B	(5,020)	(227)

		(4,980)

Consumer Discretionary — (8.6)%
Acushnet Holdings Corp	(600)	(30)
Adtalem Global Education Inc *	(347)	(12)
Advance Auto Parts Inc	(529)	(109)
Amazon.com Inc, Cl A *	(1,862)	(6,406)
American Axle & Manufacturing Holdings Inc *	(2,857)	(30)
American Eagle Outfitters Inc	(1,500)	(56)
Aramark	(4,948)	(184)
AutoZone Inc *	(146)	(218)
Best Buy Co Inc	(2,299)	(264)
Bloomin’ Brands Inc *	(2,200)	(60)
Booking Holdings Inc *	(695)	(1,521)
BorgWarner Inc	(11,863)	(576)
Boyd Gaming Corp *	(1,781)	(110)
Bright Horizons Family Solutions Inc *	(1,290)	(190)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Brinker International Inc *	(1,041)	$(64)
Brunswick Corp/DE	(2,577)	(257)
Burlington Stores Inc *	(663)	(213)
Caesars Entertainment Inc *	(3,199)	(332)
Callaway Golf Co	(3,233)	(109)
Capri Holdings Ltd *	(4,056)	(232)
CarMax Inc *	(1,617)	(209)
Carnival Corp *	(10,671)	(281)
Carter’s Inc	(1,251)	(129)
Carvana Co, Cl A *	(512)	(155)
Cavco Industries Inc *	(56)	(12)
Century Communities Inc	(1,241)	(83)
Cheesecake Factory Inc/The *	(800)	(43)
Chegg Inc *	(2,200)	(183)
Chipotle Mexican Grill Inc, Cl A *	(549)	(851)
Choice Hotels International Inc	(998)	(119)
Churchill Downs Inc	(1,000)	(198)
Cracker Barrel Old Country Store Inc	(300)	(45)
Crocs Inc *	(1,814)	(211)
Dana Inc	(8,223)	(195)
Darden Restaurants Inc	(2,560)	(374)
Dave & Buster’s Entertainment Inc *	(1,100)	(45)
Deckers Outdoor Corp *	(934)	(359)
Dollar General Corp	(2,288)	(495)
Dollar Tree Inc *	(1,664)	(166)
Domino’s Pizza Inc	(799)	(373)
Dorman Products Inc *	(1,352)	(140)
DR Horton Inc	(10,059)	(909)
eBay Inc	(5,945)	(417)
Etsy Inc *	(900)	(185)
Expedia Group Inc *	(2,167)	(355)
Five Below Inc *	(200)	(39)
Floor & Decor Holdings Inc, Cl A *	(1,100)	(116)
Foot Locker Inc, Cl A	(1,300)	(80)
Ford Motor Co *	(171,392)	(2,547)
Fox Factory Holding Corp *	(1,822)	(284)
frontdoor Inc *	(200)	(10)
GameStop Corp, Cl A *	(400)	(86)
Gap Inc/The	(2,100)	(71)
Garmin Ltd	(5,199)	(752)
General Motors Co *	(59,674)	(3,531)
Gentex Corp	(13,688)	(453)
Gentherm Inc *	(1,600)	(114)
Genuine Parts Co	(1,935)	(245)
G-III Apparel Group Ltd *	(900)	(30)
Goodyear Tire & Rubber Co/The *	(13,805)	(237)
GoPro Inc, Cl A *	(1,939)	(23)
Grand Canyon Education Inc *	(455)	(41)
H&R Block Inc	(800)	(19)
Hanesbrands Inc	(9,891)	(185)
Harley-Davidson Inc, Cl A	(8,077)	(370)
Hasbro Inc	(4,210)	(398)

20	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Helen of Troy Ltd *	(864)	$(197)
Hilton Grand Vacations Inc *	(1,900)	(79)
Hilton Worldwide Holdings Inc *	(5,911)	(713)
Home Depot Inc/The	(8,879)	(2,831)
Installed Building Products Inc	(878)	(107)
iRobot *	(747)	(70)
Jack in the Box Inc	(613)	(68)
Johnson Outdoors Inc, Cl A	(205)	(25)
Just Eat Takeaway.com ADR *	(1,449)	(26)
KB Home	(3,035)	(124)
Kohl’s Corp	(1,500)	(83)
Kontoor Brands Inc	(1,300)	(73)
L Brands Inc	(2,081)	(150)
Las Vegas Sands Corp *	(6,759)	(356)
Laureate Education Inc, Cl A *	(900)	(13)
La-Z-Boy Inc, Cl Z	(377)	(14)
LCI Industries	(1,212)	(159)
Lear Corp	(3,064)	(537)
Leggett & Platt Inc	(4,876)	(253)
Lennar Corp, Cl A	(8,301)	(825)
Lennar Corp, Cl B	(700)	(57)
LGI Homes Inc *	(672)	(109)
Lithia Motors Inc, Cl A	(200)	(69)
LKQ Corp *	(3,705)	(182)
Lowe’s Cos Inc	(6,396)	(1,241)
Lululemon Athletica Inc *	(3,372)	(1,231)
M/I Homes Inc *	(738)	(43)
Macy’s Inc *	(2,700)	(51)
Malibu Boats Inc, Cl A *	(1,100)	(81)
Marriott International Inc/MD, Cl A *	(5,141)	(702)
Marriott Vacations Worldwide Corp *	(870)	(139)
Mattel Inc *	(10,669)	(214)
McDonald’s Corp	(14,194)	(3,279)
MDC Holdings Inc	(2,585)	(131)
Meritage Homes Corp *	(1,303)	(123)
MGM Resorts International	(9,087)	(388)
Mohawk Industries Inc *	(1,766)	(339)
Motorcar Parts of America Inc *	(1,229)	(28)
Murphy USA Inc	(100)	(13)
Nautilus Inc *	(300)	(5)
Newell Brands Inc, Cl B	(11,337)	(311)
NIKE Inc, Cl B	(35,111)	(5,424)
Nordstrom Inc *	(1,500)	(55)
Norwegian Cruise Line Holdings Ltd *	(6,038)	(178)
NVR Inc *	(117)	(582)
Ollie’s Bargain Outlet Holdings Inc *	(522)	(44)
O’Reilly Automotive Inc *	(562)	(318)
Overstock.com *	(600)	(55)
Papa John’s International Inc, Cl A	(538)	(56)
Peloton Interactive Inc, Cl A *	(6,761)	(838)
Penn National Gaming Inc *	(3,239)	(248)
Perdoceo Education Corp *	(666)	(8)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Planet Fitness Inc, Cl A *	(1,899)	$(143)
Polaris Inc	(1,813)	(248)
Pool Corp	(450)	(206)
PulteGroup Inc	(8,336)	(455)
Purple Innovation Inc, Cl A *	(300)	(8)
PVH Corp *	(2,263)	(243)
Qurate Retail Inc	(1,700)	(22)
Ralph Lauren Corp, Cl A	(1,250)	(147)
RH *	(200)	(136)
Ross Stores Inc	(2,967)	(368)
Royal Caribbean Cruises Ltd *	(3,553)	(303)
Scientific Games Corp, Cl A *	(1,162)	(90)
SeaWorld Entertainment Inc *	(900)	(45)
Service Corp International/US	(4,226)	(226)
Shake Shack Inc, Cl A *	(500)	(53)
Six Flags Entertainment Corp *	(606)	(26)
Skechers USA Inc, Cl A *	(4,608)	(230)
Skyline Champion Corp *	(850)	(45)
Smith & Wesson Brands Inc	(2,099)	(73)
Sonos Inc *	(2,896)	(102)
Stamps.com Inc *	(100)	(20)
Standard Motor Products Inc	(2,395)	(104)
Starbucks Corp	(21,905)	(2,449)
Steven Madden Ltd	(2,500)	(109)
Stitch Fix Inc, Cl A *	(400)	(24)
Stoneridge Inc *	(1,630)	(48)
Strategic Education Inc	(360)	(27)
Stride *	(1,700)	(55)
Sturm Ruger & Co Inc	(399)	(36)
Tapestry Inc *	(7,526)	(327)
Target Corp, Cl A	(4,723)	(1,142)
Taylor Morrison Home Corp, Cl A *	(5,241)	(138)
Tempur Sealy International Inc	(6,644)	(260)
Tenneco Inc, Cl A *	(2,537)	(49)
Terminix Global Holdings Inc *	(2,643)	(126)
Tesla Inc *	(9,698)	(6,592)
Texas Roadhouse Inc, Cl A	(1,228)	(118)
Thor Industries Inc	(2,525)	(285)
TJX Cos Inc/The	(9,875)	(666)
Toll Brothers Inc	(3,749)	(217)
TopBuild Corp *	(1,182)	(234)
Tractor Supply Co	(817)	(152)
Travel + Leisure Co	(2,439)	(145)
Tri Pointe Homes Inc *	(4,220)	(90)
Tupperware Brands Corp *	(1,800)	(43)
Ulta Beauty Inc *	(388)	(134)
Under Armour Inc, Cl A *	(4,425)	(94)
Under Armour Inc, Cl C *	(6,679)	(124)
Vail Resorts Inc	(847)	(268)
VF Corp	(9,842)	(807)
Vista Outdoor Inc *	(2,340)	(108)
Visteon Corp *	(1,622)	(196)

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	21

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Wayfair Inc, Cl A *	(576)	$(182)
Wendy’s Co/The	(4,028)	(94)
Whirlpool Corp	(1,965)	(428)
Williams-Sonoma Inc	(929)	(148)
Wingstop Inc, Cl A	(700)	(110)
Winnebago Industries	(1,503)	(102)
Wolverine World Wide Inc	(2,146)	(72)
Workhorse Group Inc *	(4,100)	(68)
WW International Inc *	(1,400)	(51)
Wyndham Hotels & Resorts Inc	(2,896)	(209)
Wynn Resorts Ltd *	(2,049)	(251)
XPEL Inc *	(600)	(50)
YETI Holdings Inc *	(2,169)	(199)
Yum China Holdings Inc	(7,282)	(482)
Yum! Brands Inc	(5,898)	(678)

		(71,861)

Information Technology — (2.5)%
Advanced Micro Devices Inc *	(5,622)	(528)
Amphenol Corp, Cl A	(3,984)	(272)
Analog Devices Inc	(1,310)	(225)
Apple Inc	(47,064)	(6,446)
Applied Materials Inc	(4,332)	(617)
Arista Networks Inc *	(444)	(161)
Arrow Electronics Inc, Cl A *	(1,002)	(114)
Broadcom Inc	(1,952)	(931)
CDW Corp/DE	(1,105)	(193)
Ciena Corp *	(1,100)	(63)
Cisco Systems Inc/Delaware	(21,747)	(1,153)
Cognex Corp	(1,068)	(90)
Corning Inc, Cl B	(5,402)	(221)
Dell Technologies Inc, Cl C *	(1,524)	(152)
Enphase Energy Inc *	(429)	(79)
Entegris Inc	(600)	(74)
ePlus Inc *	(200)	(17)
F5 Networks Inc, Cl A *	(397)	(74)
Fabrinet *	(590)	(57)
Hewlett Packard Enterprise Co	(10,554)	(154)
HP Inc	(7,155)	(216)
II-VI Inc *	(482)	(35)
Intel Corp	(20,553)	(1,154)
Jabil Inc	(1,722)	(100)
Juniper Networks Inc	(591)	(16)
Keysight Technologies Inc *	(1,153)	(178)
KLA Corp	(922)	(299)
Lam Research Corp	(718)	(467)
Lumentum Holdings Inc *	(200)	(16)
Marvell Technology	(4,095)	(239)
Microchip Technology Inc	(1,143)	(171)
Micron Technology Inc	(5,949)	(506)
MKS Instruments Inc	(476)	(85)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Monolithic Power Systems Inc	(322)	$(120)
Motorola Solutions Inc	(1,157)	(251)
NetApp Inc	(1,654)	(135)
Novanta Inc *	(200)	(27)
NVIDIA Corp	(2,723)	(2,179)
ON Semiconductor Corp *	(623)	(24)
PC Connection Inc	(200)	(9)
Pure Storage Inc, Cl A *	(1,188)	(23)
Qorvo Inc *	(461)	(90)
QUALCOMM Inc	(5,820)	(832)
Skyworks Solutions Inc	(1,100)	(211)
SolarEdge Technologies Inc *	(307)	(85)
Super Micro Computer Inc *	(1,052)	(37)
SYNNEX Corp	(500)	(61)
Teradyne Inc	(1,129)	(151)
Texas Instruments Inc	(5,207)	(1,001)
Trimble Inc *	(1,124)	(92)
Universal Display Corp	(154)	(34)
Western Digital Corp *	(1,686)	(120)
Xerox Holdings Corp	(1,149)	(27)
Xilinx Inc	(996)	(144)
Zebra Technologies Corp, Cl A *	(261)	(138)

		(20,894)

Materials — (1.2)%
Air Products and Chemicals Inc	(2,814)	(810)
Albemarle Corp	(1,162)	(196)
Alcoa Corp *	(1,900)	(70)
Avery Dennison Corp	(1,028)	(216)
Axalta Coating Systems Ltd *	(827)	(25)
Ball Corp	(4,104)	(333)
Berry Global Group Inc *	(2,302)	(150)
Celanese Corp, Cl A	(1,072)	(163)
CF Industries Holdings Inc	(541)	(28)
Chemours Co/The	(2,300)	(80)
Cleveland-Cliffs Inc *	(3,100)	(67)
Commercial Metals Co, Cl A	(1,331)	(41)
Corteva Inc	(8,428)	(374)
Crown Holdings Inc	(1,763)	(180)
Dow Inc	(8,384)	(531)
DuPont de Nemours Inc	(5,893)	(456)
Eastman Chemical Co	(1,491)	(174)
Ecolab Inc	(3,121)	(643)
Element Solutions Inc	(900)	(21)
FMC Corp	(2,033)	(220)
Freeport-McMoRan Inc, Cl B	(13,997)	(519)
Graphic Packaging Holding Co	(2,560)	(46)
Hecla Mining Co	(3,195)	(24)
Huntsman Corp	(1,331)	(35)
International Flavors & Fragrances Inc	(2,307)	(345)
International Paper Co	(5,193)	(318)

22	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Louisiana-Pacific Corp	(1,326)	$(80)
LyondellBasell Industries NV, Cl A	(1,515)	(156)
Martin Marietta Materials Inc, Cl A	(473)	(166)
Mosaic Co/The	(3,039)	(97)
Newmont Corp	(9,815)	(622)
Nucor Corp	(3,565)	(342)
Packaging Corp of America	(1,302)	(176)
PPG Industries Inc	(2,962)	(503)
Reliance Steel & Aluminum Co	(319)	(48)
RPM International Inc	(2,128)	(189)
Scotts Miracle-Gro Co/The, Cl A	(600)	(115)
Sealed Air Corp	(152)	(9)
Sherwin-Williams Co/The, Cl A	(2,812)	(766)
Sonoco Products Co	(512)	(34)
Southern Copper Corp	(1,175)	(76)
Steel Dynamics Inc	(2,854)	(170)
SunCoke Energy Inc	(6,500)	(46)
United States Steel Corp	(1,000)	(24)
Vulcan Materials Co	(1,321)	(230)
Westrock Co	(3,554)	(189)

		(10,103)

Total Common Stock Sold Short (Proceeds $76,088) ($ Thousands)		(107,838)

FOREIGN COMMON STOCK SOLD SHORT — (0.5)%

United Kingdom — (0.5)%
Adient PLC *	(4,918)	(223)
Amcor PLC	(23,168)	(265)
Aptiv PLC *	(12,662)	(1,992)
Linde PLC	(5,644)	(1,632)

Total Foreign Common Stock Sold Short (Proceeds $3,005) ($ Thousands)		(4,112)

PREFERRED STOCK SOLD SHORT — 0.0%

Consumer Discretionary — 0.0%
Qurate Retail, 8.000%	(51)	(5)

Total Preferred Stock Sold Short (Proceeds $4) ($ Thousands)		(5)

Total Investments Sold Short — (13.4)% (Proceeds $79,097) ($ Thousands)		$(111,955)

Description	Contracts	Market Value ($Thousands)

PURCHASED OPTIONS* — 0.1%
Total Purchased Options (H) (Cost $1,291) ($ Thousands)	441	$957

WRITTEN OPTIONS* — 0.0%
Total Written Options (H) (Premiums Received $186) ($ Thousands)	(303)	$(147)

WRITTEN SWAPTION* — 0.0%
Total Written Swaption (I) (Premiums Received $133) ($ Thousands)	(10,020,000)	$(196)

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	23

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Asset Inflation Managed Fund (Continued)

A list of the open exchange traded options contracts held by the Fund at June 30, 2021, is as follows:

Description	Number of Contracts	Notional Amount (Thousands) ††	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED OPTIONS — 0.1%

Put Options
August 2021, Copper*(A)	52	$76	$400.00	7/17/2021	$33
August 2021, Natural Gas Future*(A)	39	18	3.15	7/17/2021	7
August 2021, Natural Gas Future*(A)	50	22	3.30	7/17/2021	20

		116			60

Call Options
March 2022, Crude Oil IPE Future*(A)	68	81	85.00	1/22/2022	118
August 2021, Gold Futures*(A)	36	367	1,800.00	7/17/2021	49
August 2021, Lead LME *(A)	90	97	2,250.00	8/21/2021	174
August 2021, Nickel LME Future*(A)	19	178	17,000.00	8/21/2021	161
September 2021, Silver Futures*(A)	12	19	35.00	8/21/2021	4
November 2021, Soy Bean Future*(A)	50	411	1,300.00	10/16/2021	344
August 2021, Zinc LME Future*(A)	25	22	3,000.00	8/21/2021	47

		1,175			897

Total Purchased Options		$1,291			$957

WRITTEN OPTIONS — 0.0%

Put Options
August 2021, Copper*(A)	(104)	$(51)	375.00	07/17/21	$(18)
August 2021, Zinc LME Future*(A)	(25)	(15)	2,600.00	08/21/21	(4)

		(66)			(22)

Call Options
March 2022, Crude Oil IPE Future*(A)	(68)	(30)	100.00	01/22/22	(35)
August 2021, Natural Gas Future*(A)	(13)	(18)	3.40	07/17/21	(41)
August 2021, Nickel LME Future*(A)	(19)	(21)	20,000.00	08/21/21	(15)
September 2021, Silver Futures*(A)	(24)	(16)	50.00	08/21/21	(2)
November 2021, Soy Bean Future*(A)	(50)	(35)	1,800.00	10/16/21	(32)

		(120)			(125)

Total Written Options		$(186)			$(147)

†† Represents cost.

24	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Asset Inflation Managed Fund (Continued)

A list of the open exchange traded swaption contracts held by the Fund at June 30, 2021, is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)

WRITTEN SWAPTION — 0.0%

Call Swaptions
IRS SWAPTION*	OTC	(10,020,000)	$0.02	08/21/2021	$(196)

A list of the open futures contracts held by the Fund at June 30, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
Brent Crude(A)	154	Aug-2021	$10,369	$11,491	$1,123
Coffee C(A)	45	Sep-2021	2,706	2,696	(10)
Copper(A)	113	Oct-2021	12,604	12,116	(487)
Corn(A)	291	Sep-2021	8,060	8,719	659
Corn(A)	42	Dec-2021	1,070	1,236	166
Cotton No. 2(A)	95	Dec-2021	4,085	4,033	(53)
Gasoline(A)	41	Sep-2021	3,813	3,829	16
Gold(A)	68	Aug-2021	12,540	12,047	(493)
Heating Oil(A)	26	Sep-2021	2,331	2,327	(4)
KC HRW Wheat(A)	34	Sep-2021	1,094	1,120	26
Lean Hogs(A)	40	Dec-2021	1,390	1,281	(109)
Lean Hogs(A)	61	Aug-2021	2,607	2,519	(88)
Lean Hogs(A)	27	Oct-2021	949	943	(6)
Live Cattle(A)	49	Sep-2021	2,292	2,405	113
LME Lead(A)	10	Aug-2021	533	567	34
LME Lead(A)	7	Dec-2021	395	395	—
LME Nickel(A)	19	Sep-2021	2,063	2,076	13
LME Nickel(A)	20	Dec-2021	2,166	2,187	21
LME Primary Aluminum(A)	54	Sep-2021	3,313	3,408	95
LME Primary Aluminum(A)	53	Dec-2021	3,197	3,330	133
LME Zinc(A)	6	Dec-2021	446	446	—
Low Sulphur Gasoil(A)	95	Sep-2021	5,610	5,698	88
Natural Gas(A)	63	Nov-2021	2,222	2,358	136
Natural Gas(A)	74	Aug-2021	2,442	2,682	239
Natural Gas(A)	53	Feb-2022	1,580	1,849	268
Natural Gas(A)	170	Oct-2021	5,457	6,219	762
September 2020, RBOB Gasoline Future(A)	5	Sep-2021	459	467	8
Silver(A)	24	Oct-2021	3,362	3,143	(219)
Silver(A)	10	Oct-2021	1,305	1,310	5
Soybean(A)	25	Aug-2021	1,753	1,787	35
Soybean(A)	40	Nov-2021	2,900	2,798	(102)
Soybean Meal(A)	76	Dec-2021	2,995	2,901	(94)
Soybean Meal(A)	140	Dec-2021	5,209	5,344	135
Soybean Oil(A)	91	Dec-2021	2,868	3,427	559
Soybean Oil(A)	96	Dec-2021	3,727	3,615	(112)
Sugar No. 11(A)	139	Oct-2021	2,761	2,785	25
Ultra 10-Year U.S. Treasury Note	9	Sep-2021	1,324	1,325	1
Wheat(A)	92	Sep-2021	3,168	3,126	(42)
WTI Crude Oil(A)	89	Nov-2021	6,079	6,242	162
WTI Crude Oil(A)	163	Aug-2021	11,295	11,862	566

			144,539	148,109	3,569

Short Contracts
90-Day Euro$(A)	(65)	Mar-2022	$(16,222)	$(16,218)	$5
Canadian 10-Year Bond	(56)	Sep-2021	(6,672)	(6,581)	(78)
Coffee C(A)	(2)	Dec-2021	(115)	(122)	(7)
Coffee C(A)	(8)	Sep-2021	(452)	(479)	(27)

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	25

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Asset Inflation Managed Fund (Continued)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Feeder Cattle(A)	(29)	Aug-2021	$(2,270)	$(2,242)	$28
KC HRW Wheat(A)	(74)	Sep-2021	(2,366)	(2,438)	(73)
Live Cattle(A)	(2)	Sep-2021	(95)	(98)	(3)
LME Nickel(A)	(19)	Aug-2021	(2,096)	(2,076)	21
MSCI EAFE Index	(108)	Sep-2021	(12,758)	(12,437)	321
Natural Gas(A)	(53)	Apr-2022	(1,365)	(1,589)	(224)
Natural Gas(A)	(7)	Aug-2021	(224)	(254)	(30)
NY Harbor ULSD(A)	(2)	Sep-2021	(181)	(179)	2
NYMEX Cocoa(A)	(84)	Sep-2021	(2,017)	(2,007)	10
Palladium(A)	(9)	Oct-2021	(2,609)	(2,501)	108
Platinum(A)	(26)	Oct-2021	(1,514)	(1,395)	119
S&P 500 Index E-MINI	(120)	Sep-2021	(25,420)	(25,732)	(312)
Soybean(A)	(20)	Nov-2021	(1,438)	(1,399)	39
Sugar No. 11(A)	(28)	Oct-2021	(533)	(561)	(28)
U.S. 2-Year Treasury Note	(411)	Oct-2021	(90,670)	(90,552)	118
U.S. 5-Year Treasury Note	(445)	Oct-2021	(55,082)	(54,926)	155
U.S. 10-Year Treasury Note	(55)	Sep-2021	(7,284)	(7,288)	(3)
U.S. Ultra Long Treasury Bond	(40)	Sep-2021	(7,437)	(7,708)	(271)
Wheat(A)	(25)	Dec-2021	(807)	(856)	(49)

			(239,627)	(239,638)	(180)

			$(95,088)	$(91,529)	$3,389

A list of the open forward foreign currency contracts held by the Fund at June 30, 2021 is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
ANZ	08/25/21	AUD	10,357	USD	8,026	$250
Bank of America	07/28/21	USD	4,181	RUB	310,598	55
Bank of America	08/05/21	CHF	7,404	USD	8,123	104
Barclays PLC	09/23/21	MYR	96	USD	23	—
BNP Paribas	07/15/21	SEK	87,300	USD	10,243	33
BNP Paribas	07/16/21	USD	8,297	CAD	10,031	(196)
Brown Brothers Harriman	07/15/21	USD	674	SEK	5,628	(16)
Brown Brothers Harriman	07/15/21	SEK	2,225	USD	259	(1)
Brown Brothers Harriman	07/16/21	USD	477	CAD	591	1
Brown Brothers Harriman	08/03/21	EUR	1,536	USD	1,882	60
Brown Brothers Harriman	08/25/21	AUD	142	USD	106	—
Citigroup	07/16/21	CAD	24,991	USD	19,965	(219)
HSBC	07/16/21	USD	723	CAD	874	(17)
Morgan Stanley	08/05/21	USD	8,133	CHF	7,403	(115)
Morgan Stanley	09/23/21	MYR	5,106	USD	1,234	5
UBS	07/28/21	RUB	20,981	USD	290	4
UBS	08/03/21	USD	1,007	EUR	848	(1)

						$(53)

A list of open OTC swap agreements held by the Fund at June 30, 2021, are as follows:

Credit Default Swaps
Counterparty	Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Citibank	CMBX.BBB.6	Buy	3.00%	Monthly	09/17/2058	$245	$19	$16	$3
Citibank	CMBX.BBB.6	Buy	3.00%	Monthly	09/17/2058	257	20	17	3
Citibank	CMBX.BBB.6	Buy	3.00%	Monthly	09/17/2058	258	20	17	3

26	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Asset Inflation Managed Fund (Continued)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Citibank	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	$(33)	$(9)	$(4)	$(5)
Citibank	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(89)	(23)	(11)	(12)
Citibank	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(32)	(8)	(4)	(4)
Citibank	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(7)	(2)	(1)	(1)
Citibank	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(20)	(5)	(2)	(3)
Credit Suisse	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(106)	(28)	(13)	(15)
Credit Suisse	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(3)	(1)	—	(1)
Deutsche Bank	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(33)	(9)	(4)	(5)
Citibank	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(45)	(12)	(6)	(6)
Deutsche Bank	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(201)	(53)	(24)	(29)
Citibank	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(28)	(7)	(3)	(4)
Goldman Sachs	CMBX.BBB.9	Buy	3.00%	Monthly	09/17/2058	518	40	89	(49)
Goldman Sachs	CMBX.NA.BBB.6	Sell	3.00%	Monthly	12/31/2049	(435)	(115)	(31)	(84)
Goldman Sachs	CMBX.NA.BBB.6	Sell	3.00%	Monthly	12/31/2049	(261)	(69)	(16)	(53)
Deutsche Bank	CMBX.NA.BBB.6	Sell	3.00%	Monthly	12/31/2049	(42)	(11)	(2)	(9)
Deutsche Bank	CMBX.NA.BBB.6	Sell	3.00%	Monthly	12/31/2049	(1,093)	(289)	(70)	(219)
Credit Suisse	CMBX.NA.BBB.6	Sell	3.00%	Monthly	12/31/2049	(227)	(60)	(14)	(46)
Credit Suisse	CMBX.NA.BBB.6	Sell	3.00%	Monthly	12/31/2049	(812)	(214)	(48)	(166)
JPMorgan Chase	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(201)	(53)	(19)	(34)
Citibank	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(5)	(1)	(1)	—
Citibank	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(46)	(12)	(5)	(7)
Citibank	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(66)	(17)	(7)	(10)
Citibank	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(93)	(25)	(10)	(15)
JPMorgan Chase	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(49)	(13)	(5)	(8)
JPMorgan Chase	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(46)	(12)	(4)	(8)
Citibank	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(93)	(25)	(10)	(15)
Deutsche Bank	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(112)	(30)	(12)	(18)
Goldman Sachs	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(222)	(59)	(23)	(36)
Deutsche Bank	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(113)	(30)	(12)	(18)
Goldman Sachs	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(329)	(87)	(43)	(44)
Goldman Sachs	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(198)	(52)	(31)	(21)
Goldman Sachs	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(276)	(73)	(44)	(29)
Goldman Sachs	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(194)	(51)	(16)	(35)
Goldman Sachs	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(16)	(4)	(1)	(3)
Goldman Sachs	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(32)	(8)	(3)	(5)
Goldman Sachs	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(32)	(8)	(3)	(5)
Citibank	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(21)	(6)	(2)	(4)
Citibank	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(18)	(5)	(2)	(3)
Citibank	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(60)	(16)	(7)	(9)
Goldman Sachs	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(65)	(17)	(7)	(10)
JPMorgan Chase	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(503)	(133)	(60)	(73)
JPMorgan Chase	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(175)	(46)	(21)	(25)
JPMorgan Chase	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	184	14	37	(23)
CGG	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(33)	(9)	(4)	(5)
Citibank	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(30)	(8)	(4)	(4)
Morgan Stanley	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	553	43	112	(69)
Citibank	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	553	43	110	(67)
Citibank	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	553	43	110	(67)
Citibank	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	1,782	138	358	(220)
Citibank	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	891	69	176	(107)
Citibank	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	45	3	9	(6)
Citibank	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	43	3	9	(6)
Citibank	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	1,045	81	75	6
Citibank	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	1,045	81	73	8
Citibank	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	594	46	40	6
Morgan Stanley	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	276	21	53	(32)

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	27

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Asset Inflation Managed Fund (Continued)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Citibank	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	$523	$40	$40	$—
Credit Suisse	CMBX-A-.6	Sell	2.00%	Monthly	05/11/2063	(1,305)	(110)	(28)	(82)

							$(1,101)	$704	$(1,805)

Total Return Swaps

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
BNP Paribas	IBOXX$ LIQUID HIGH YIELD INDEX	INDEX RETURN	IBOXX$ LIQUID HIGH YIELD INDEX	Quarterly	09/20/2021	USD	5,872	$(34)	$–	$(34)
JPMorgan Chase	IBOXX$ LIQUID HIGH YIELD INDEX	3-MONTH USD -LIBOR	IBOXX$ LIQUID HIGH YIELD INDEX	Quarterly	09/20/2021	USD	10,198	(43)	–	(43)
Macquarie Bank Limited(A)	MACQUARIE COMMODITY PRODUCT 251E	0.33%	MACQUARIE COMMODITY PRODUCT 251E	Monthly	07/01/2021	USD	(2,723)	8	–	8
Macquarie Bank Limited(A)	BLOOMBERG COMMODITY INDEX TOTAL RETURN	US T-BILL HIGH DISCOUNT RATE + 9 BPS	BLOOMBERG COMMODITY INDEX TOTAL RETURN	Monthly	07/21/2021	USD	(12,203)	130	–	130
Merrill Lynch(A)	BofA Merrill Lynch Commodity MLBXCS3T Tot Ret	3-Month U.S. Treasury rate plus 13 BPS	BofA Merrill Lynch Commodity MLBXCS3T Tot Ret	Monthly	07/01/2021	USD	(2,859)	(1)	–	(1)
Merrill Lynch(A)	BLOOMBERG COMMODITY INDEX TOTAL RETURN	US T-BILL HIGH DISCOUNT RATE + 11 BPS	BLOOMBERG COMMODITY INDEX TOTAL RETURN	Monthly	07/21/2021	USD	(14,525)	154	–	154
Merrill Lynch(A)	BLOOMBERG COMMODITY INDEX 2 MONTH FORWARD TR	US T-BILL HIGH DISCOUNT RATE + 12 BPS	BLOOMBERG COMMODITY INDEX 2 MONTH FORWARD TR	Monthly	07/21/2021	USD	(2,067)	21	–	21
Societe Generale(A)	SOCIETE GENERALE COMMODITIES CUSTOM ALPHA 061	0.35%	SOCIETE GENERALE COMMODITIES CUSTOM ALPHA 061	Monthly	07/01/2021	USD	(4,955)	(14)	–	(14)
Societe Generale(A)	BLOOMBERG COMMODITY INDEX TOTAL RETURN	US T-BILL HIGH DISCOUNT RATE + 11 BPS	BLOOMBERG COMMODITY INDEX TOTAL RETURN	Monthly	07/21/2021	USD	(8,891)	95	–	95
Societe Generale(A)	BLOOMBERG COMMODITY INDEX 2 MONTH FORWARD TR	US T-BILL HIGH DISCOUNT RATE + 14 BPS	BLOOMBERG COMMODITY INDEX 2 MONTH FORWARD TR	Monthly	07/21/2021	USD	(2,252)	23	–	23

								$339	$–	$339

A list of open centrally cleared swap agreements held by the Fund at June 30, 2021, are as follows:

Credit Default Swaps
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.NAIG.36.V1	Buy	1.00%	Quarterly	06/20/2026	83,710	$(2,114)	(1,719)	$(395)
China	Buy	1.00%	Quarterly	06/20/2026	21,400	(667)	(691)	24
Malaysia	Buy	1.00%	Quarterly	06/20/2026	39,000	(1,071)	(1,064)	(7)

						$(3,852)	$(3,474)	$(378)

28	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Asset Inflation Managed Fund (Continued)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
-0.0165%	3-MONTH SEK - STIBOR	Annually	08/30/2024	SEK	153,850	$(204)	$–	$(204)
3-MONTH USD - LIBOR	2.631%	Quarterly	11/10/2035	USD	1,190	(157)	–	(157)
3 MONTH USD - LIBOR	1.6165	Quarterly	05/21/2031	USD	18,720	(367)	–	(367)
3-MONTH USD - LIBOR	1.593%	Quarterly	09/27/2029	USD	2,230	(47)	–	(47)
3-MONTH USD - LIBOR	2.1495%	Quarterly	06/04/2029	USD	4,220	(275)	–	(275)
3-MONTH USD - LIBOR	2.3545	Quarterly	07/12/2027	USD	1,075	(80)	–	(80)
3-MONTH USD - LIBOR	0.5575%	Quarterly	06/05/2027	USD	15,800	490	–	490
CAD @ 2.297%	CDOR 3-Month	Semi-Annually	03/03/2051	CAD	592	(7)	–	(7)
3-MONTH USD - LIBOR	2.44	Quarterly	04/04/2027	USD	10,400	(805)	–	(805)
3-MONTH USD - LIBOR	1.66	Quarterly	11/08/2026	USD	1,490	(52)	–	(52)
3-MONTH USD - LIBOR	1.60%	Quarterly	10/25/2026	USD	6,110	(190)	–	(190)
3-MONTH USD - LIBOR	2.293%	Quarterly	08/04/2025	USD	2,717	(164)	–	(164)
3-MONTH USD - LIBOR	2.49	Quarterly	06/09/2025	USD	1,710	(115)	–	(115)
2.31%	3 MONTH USD - LIBOR	Quarterly	05/18/2025	USD	2,820	(168)	–	(168)
3-MONTH USD - LIBOR	1.99%	Quarterly	04/21/2025	USD	2,760	(130)	–	(130)
3-MONTH USD - LIBOR	1.67	Quarterly	11/09/2026	USD	1,490	(53)	–	(53)
CAD @ 2.3325%	CDOR 3-Month	Semi-Annually	03/04/2051	CAD	1,870	(43)	–	(43)

						$(2,367)	$–	$(2,367)

A list of the reverse repurchase agreements outstanding as of June 30, 2021 was as follows:

Multi-Asset Real Return Fund
Principal Amount ($ Thousands)	Counterparty		Value ($ Thousands)
$(17,220)	Chase Securities	0.08%	$(17,220)
(20,396)	Chase Securities	0.08%	(20,396)
(27,226)	Chase Securities	0.08%	(27,226)
(30,063)	Chase Securities	0.08%	(30,063)
(49,065)	Chase Securities	0.08%	(49,065)
(5,688)	Chase Securities	0.09%	(5,688)
(19,710)	Chase Securities	0.10%	(19,710)
(5,053)	Chase Securities	0.11%	(5,053)
(18,171)	Chase Securities	0.14%	(18,171)

			$(192,592)

Percentages are based on Net Assets of $835,054 ($ Thousands).

*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	Security, or a portion thereof, is held by the Accumulation Commodity Strategy Subsidiary, Ltd. as of June 30, 2021.
(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2021, the value of these securities amounted to $89,986 ($ Thousands), representing 10.8% of the Net Assets of the Fund.

(D)	Security is in default on interest payment.
(E)	Perpetual security with no stated maturity date.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(G)	Refer to table below for details on Options Contracts.
(H)	Refer to table below for details on Swaption Contracts.

ADR — American Depositary Receipt

AUD — Australian Dollar

BPs — Basis Points

CAD — Canadian Dollar

CDOR — Canadian Dollar Offered Rate

CHF — Swiss Franc

Cl — Class

CLO — Collateralized Loan Obligation

CMBX — Commercial Mortgage-Backed Index

CMO — Collateralized Mortgage Obligation

DAC — Designated Activity Company

EAFE — Europe, Australasia and Far East

EUR — Euro

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

HRW — Hard Red Winter

ICE — Intercontinental Exchange

IO — Interest Only — face amount represents notional amount.

LIBOR — London Interbank Offered Rate

LME — London Metal Exchange

Ltd. — Limited

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

MYR — Malaysian Ringgit

OTC — Over The Counter

PIK — Payment-in-Kind

PLC — Public Limited Company

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

RUB — Russian Ruble

S&P — Standard & Poor’s

SEK — Swedish Krona

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	29

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Asset Inflation Managed Fund (Continued)

Ser — Series

STIBOR — Stockholm Interbank Offered Rate

TBA — To Be Announced

ULC — Unlimited Liability Company

ULSD — Ultra-Low Sulfur Diesel

USD — U.S. Dollar

WTI — West Texas Intermediate

VAR — Variable Rate

The following is a list of the level of inputs used as of June 30, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
U.S. Treasury Obligations	–	511,980	–	511,980
Common Stock	247,314	–	–	247,314
Corporate Obligations	–	96,169	–	96,169
Mortgage-Backed Securities	–	78,392	–	78,392
U.S. Government Agency Obligations	–	49,479	–	49,479
Asset-Backed Securities	–	22,242	–	22,242
Sovereign Debt	–	7,105	–	7,105
Foreign Common Stock	2,589	–	–	2,589
Municipal Bonds	–	2,432	–	2,432

Total Investments in Securities	249,903	767,799	–	1,017,702

Securities Sold Short
Common Stock	(107,838)	–	–	(107,838)
Foreign Common Stock	(4,112)	–	–	(4,112)
Preferred Stock	(6)	–	–	(6)

Total Securities Sold Short	(111,956)	–	–	(111,956)

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Options	957	–	–	957
Written Options	(147)	–	–	(147)
Written Swaptions	–	(196)	–	(196)
Futures Contracts*
Unrealized Appreciation	6,314	–	–	6,314
Unrealized Depreciation	(2,925)	–	–	(2,925)
Forwards Contracts*
Unrealized Appreciation	–	512	–	512
Unrealized Depreciation	–	(565)	–	(565)
OTC Swaps
Credit Default Swaps*
Unrealized Appreciation	–	29	–	29
Unrealized Depreciation	–	(1,834)	–	(1,834)
Total Return Swaps*
Unrealized Appreciation	–	431	–	431
Unrealized Depreciation	–	(92)	–	(92)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	–	24	–	24
Unrealized Depreciation	–	(402)	–	(402)
Interest Rate Swaps*
Unrealized Appreciation	–	490	–	490
Unrealized Depreciation	–	(2,857)	–	(2,857)
Reverse Repurchase Agreements	–	(192,592)	–	(192,592)

Total Other Financial Instruments	4,199	(197,052)	–	(192,853)

*Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

For the period ended June 30, 2021 there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

30	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Asset Inflation Managed Fund (Concluded)

As of June 30, 2021, Multi-Asset Inflation Managed Fund is the seller (“providing protection”) on a total notional amount of $0.0 million. As of June 30, 2021, Multi-Asset Inflation Managed Fund is the buyer (“receiving protection”) on a total notional amount of $0.0 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX

REFERENCE ASSET	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	$-	$-	$-	$(1,828,331)	$(1,828,331)
Maximum potential amount of future payments	-	-	-	7,800,000	7,800,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	-	-	-	-	-
Collateral held by the Fund can obtain upon occurrence of triggering event	-	-	-	-	-

[1] Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM

	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)[1]
0-100	$-	$-	$-	$-	$-	$-
101-200	-	-	-	-	-	-
201-300	-	-	-	-	-	-
301-400	-	-	-	-	-	-
> than 400	-	-	-	-	7,800,000	7,800,000

Total	$-	$-	$-	$-	$7,800,000	$7,800,000

[1] If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	31

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Asset Capital Stability Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER (A) — 20.8%
Arabella Financial LTD.
0.300%, 08/06/2021	$5,700	$5,698
0.300%, 08/10/2021	5,775	5,773
Aviation Capital Group LLC
0.350%, 07/13/2021	10,000	10,000
Brookfield Infrastructure HLDG
0.320%, 07/07/2021	10,000	10,000
0.300%, 07/20/2021	3,500	3,500
CNPC Finance HK
0.330%, 08/18/2021	13,550	13,548
Conagra Brands
0.200%, 07/01/2021	13,250	13,250
Enbridge US INC
0.230%, 07/26/2021	13,500	13,499
General Motors Financial
0.380%, 07/01/2021 (B)	6,000	6,000
Harley-Davidson Financial Services
0.270%, 08/04/2021	5,000	4,998
Humana
0.260%, 08/26/2021	12,000	11,994
Intesa Sanpaolo Funding
0.170%, 08/16/2021	13,250	13,242
Oglethorpe Power
0.170%, 08/10/2021	12,750	12,748
Romulus Funding
0.290%, 07/12/2021	9,000	8,998
Viatris Inc
0.370%, 08/16/2021	6,000	5,997
VW Credit Inc
0.180%, 08/25/2021	13,300	13,296

Total Commercial Paper
(Cost $152,542) ($ Thousands)		152,541

U.S. TREASURY OBLIGATIONS — 12.8%
U.S. Treasury Bills
0.017%, 07/22/2021 (A)	36,914	36,913
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/2029	977	1,374
3.625%, 04/15/2028	571	770
3.375%, 04/15/2032	192	283
2.500%, 01/15/2029	611	787
2.375%, 01/15/2025	1,130	1,313
2.375%, 01/15/2027	584	715
2.125%, 02/15/2040	359	534
2.125%, 02/15/2041	466	701
2.000%, 01/15/2026	584	687
1.750%, 01/15/2028	796	962
1.375%, 02/15/2044	1,098	1,515
1.000%, 02/15/2046	517	676
1.000%, 02/15/2048	466	622
1.000%, 02/15/2049	395	531

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
0.875%, 01/15/2029	$1,033	$1,195
0.875%, 02/15/2047	619	796
0.750%, 07/15/2028	1,241	1,423
0.750%, 02/15/2042	672	818
0.750%, 02/15/2045	950	1,172
0.625%, 04/15/2023	1,458	1,542
0.625%, 01/15/2024	1,729	1,862
0.625%, 01/15/2026	2,130	2,365
0.625%, 02/15/2043	655	782
0.500%, 04/15/2024	1,023	1,103
0.500%, 01/15/2028	1,595	1,788
0.375%, 07/15/2023	2,018	2,147
0.375%, 07/15/2025	1,602	1,759
0.375%, 01/15/2027	1,341	1,484
0.375%, 07/15/2027	1,522	1,697
0.250%, 01/15/2025	1,908	2,065
0.250%, 07/15/2029	1,363	1,517
0.250%, 02/15/2050	631	713
0.125%, 07/15/2022	1,288	1,335
0.125%, 01/15/2023	1,859	1,942
0.125%, 07/15/2024	1,698	1,826
0.125%, 10/15/2024	2,078	2,240
0.125%, 04/15/2025	1,690	1,824
0.125%, 10/15/2025	704	766
0.125%, 10/15/2025	755	822
0.125%, 04/15/2026	664	722
0.125%, 07/15/2026	1,379	1,509
0.125%, 01/15/2030	1,719	1,887
0.125%, 07/15/2030	1,599	1,764
0.125%, 01/15/2031	1,742	1,917
0.125%, 02/15/2051	398	437

Total U.S. Treasury Obligations
(Cost $90,185) ($ Thousands)		93,602

	Shares
EXCHANGE TRADED FUNDS — 9.6%
Italy — 0.0%
Lyxor FTSE MIB UCITS ETF	4,800	139

United States — 9.6%
Energy Select Sector SPDR Fund	12,731	686
Financial Select Sector SPDR Fund	13,108	481
Industrial Select Sector SPDR Fund	2,532	259
Invesco QQQ Trust Series, Ser 1	5,200	1,843
iShares Core S&P 500 ETF	78,425	33,717
iShares MSCI Hong Kong ETF	17,953	480
Materials Select Sector SPDR Fund	9,217	759
SPDR S&P Homebuilders ETF	2,335	171
Technology Select Sector SPDR Fund	3,604	532
Vanguard Health Care ETF	1,013	250

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Asset Capital Stability Fund (Continued)

Description		Shares	Market Value ($ Thousands)
EXCHANGE TRADED FUNDS (continued)
Vanguard Intermediate-Term Corporate Bond ETF		31,173	$2,964
Vanguard Long-Term Corporate Bond ETF		36,730	3,928
Vanguard S&P 500 ETF		58,148	22,882
Vanguard Small-Capital ETF		4,449	1,002
WisdomTree Japan Hedged Equity Fund		3,982	243
Xtrackers Harvest CSI 300 China A-Shares ETF		7,408	300

			70,497

Total Exchange Traded Funds (Cost $49,718) ($ Thousands)			70,636

		Face Amount (Thousands)
SOVEREIGN DEBT — 3.1%
Japanese Government CPI Linked Bond
0.100%, 03/10/2026	JPY	1,381,805	12,705
0.100%, 03/10/2027		1,104,703	10,178

Total Sovereign Debt (Cost $24,031) ($ Thousands)			22,883

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.9%
FHLB
2.000%, 09/09/2022		$1,175	1,202
1.375%, 02/17/2023		19,515	19,890

Total U.S. Government Agency Obligations (Cost $21,108) ($ Thousands)			21,092

		Shares
COMMON STOCK — 1.6%
Canada — 0.0%
Bank of Montreal		718	74
Bank of Nova Scotia		1,145	74

			148

Ireland — 0.0%
Eaton Corp PLC		517	76

Switzerland — 0.0%
ABB ADR		2,203	75

United Kingdom — 0.0%
Amcor PLC		6,446	74

United States — 1.5%
Communication Services — 0.3%
Altice USA Inc, Cl A *		2,180	75
AT&T Inc		2,566	74
Facebook Inc, Cl A *		1,034	359
Netflix Inc *		137	72

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Walt Disney Co/The	2,650	$466
World Wrestling Entertainment Inc, Cl A	20,246	1,172

		2,218

Consumer Discretionary — 0.5%
Amazon.com Inc, Cl A *	65	224
AutoZone Inc *	26	39
Caesars Entertainment Inc *	2,211	229
Carnival Corp *	10,860	286
Garmin Ltd	522	75
General Motors Co *	6,816	403
Las Vegas Sands Corp *	15,176	800
Leggett & Platt Inc	1,470	76
Magna International Inc, Cl A	2,394	222
McDonald’s Corp	319	74
MGM Resorts International	6,936	296
Newell Brands Inc, Cl B	2,795	77
Norwegian Cruise Line Holdings Ltd *	18,661	549
Service Corp International/US	1,408	75
TJX Cos Inc/The	1,144	77
VF Corp	916	75

		3,577

Consumer Staples — 0.1%
Archer-Daniels-Midland Co	1,196	73
Campbell Soup Co	815	37
Coca-Cola Co/The	683	37
Colgate-Palmolive Co	910	74
Hershey Co/The	431	75
Kimberly-Clark Corp	287	38
Philip Morris International Inc	742	74

		408

Energy — 0.0%
Magellan Midstream Partners (C)	1,450	71
TC Energy	713	35

		106

Financials — 0.2%
Ares Capital	3,865	76
Bank of New York Mellon Corp/The	1,507	77
Berkshire Hathaway Inc, Cl B *	78	22
Canadian Imperial Bank of Commerce	630	72
Carlyle Group Inc/The	1,647	77
Cincinnati Financial Corp	638	74
Fidelity National Financial Inc	1,660	72
KKR & Co Inc	1,289	76
MetLife Inc	1,243	74
Prudential Financial Inc	740	76
S&P Global Inc	186	76
Starwood Property Trust Inc ‡	1,433	37
US Bancorp	681	39

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Asset Capital Stability Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Wells Fargo & Co	8,121	$368

		1,216

Health Care — 0.1%
Alexion Pharmaceuticals Inc *	410	75
BioMarin Pharmaceutical Inc *	903	75
BioNTech ADR *	380	85
Quest Diagnostics Inc	573	76
ResMed Inc	310	77
Sanofi ADR	705	37
Stryker Corp	285	74
Takeda Pharmaceutical ADR	4,459	75
Viatris Inc, Cl W *	316	5
Zimmer Biomet Holdings Inc	456	73

		652

Industrials — 0.2%
AECOM *	1,216	77
Carrier Global Corp	1,602	78
CSX Corp	2,310	74
Delta Air Lines Inc, Cl A *	4,974	215
Dover Corp	507	76
Emerson Electric Co	783	76
Huntington Ingalls Industries Inc, Cl A	348	73
Illinois Tool Works Inc	331	74
Knight-Swift Transportation Holdings Inc,
Cl A	1,624	74
Lockheed Martin Corp	193	73
Norfolk Southern Corp	278	74
Otis Worldwide Corp	919	75
Southwest Airlines Co, Cl A *	2,147	114
Waste Management Inc	533	75

		1,228

Information Technology — 0.1%
Apple Inc	2,941	403
Corning Inc, Cl B	1,876	77
Global Payments Inc	381	71
Proofpoint Inc *	427	74
Western Union Co/The	3,124	72

		697

Materials — 0.0%
Corteva Inc	1,694	75
FMC Corp	647	70
Newmont Corp	1,177	75

		220

Real Estate — 0.0%
Healthpeak Properties Inc ‡	1,103	37
Medical Properties Trust Inc ‡	3,669	74
Omega Healthcare Investors Inc ‡	2,037	74
Public Storage ‡	244	73
VICI Properties Inc ‡	2,340	72

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
WP Carey Inc ‡	482	$36

		366

Utilities — 0.1%
American Electric Power Co Inc	447	38
Consolidated Edison Inc	493	35
Entergy Corp	712	71
Evergy Inc	1,170	71
FirstEnergy Corp	1,968	73
PPL Corp	2,649	74
WEC Energy Group Inc	410	37

		399

		11,087

Total Common Stock
(Cost $10,044) ($ Thousands)		11,460

Total Investments in Securities — 50.8%
(Cost $347,628) ($ Thousands)		$372,214

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Asset Capital Stability Fund (Continued)

A list of the open futures contracts held by the Fund at June 30, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
Amsterdam Index	1	Jul-2021	$177	$173	$–
Australian 10-Year Bond	25	Sep-2021	2,717	2,650	(6)
Australian 3-Year Bond	118	Sep-2021	10,595	10,319	(42)
CAC40 10 Euro Index	11	Jul-2021	878	849	(14)
Canadian 10-Year Bond	107	Sep-2021	12,738	12,574	113
DAX Index	1	Sep-2021	476	460	(5)
Euro STOXX 50	18	Sep-2021	879	866	(7)
FTSE 100 Index	32	Sep-2021	3,202	3,086	(54)
FTSE MIB Index	7	Sep-2021	1,085	1,038	(24)
Hang Seng Index	6	Aug-2021	1,126	1,106	(19)
IBEX	8	Jul-2021	888	834	(35)
Long Gilt 10-Year Bond	38	Oct-2021	6,818	6,725	49
MSCI EAFE Index	196	Sep-2021	23,154	22,571	(583)
MSCI Emerging Markets	92	Sep-2021	6,273	6,284	11
MSCI Emerging Markets	154	Sep-2021	10,572	10,518	(54)
MSCI Singapore Index	44	Aug-2021	1,163	1,163	2
NASDAQ 100 Index E-MINI	24	Sep-2021	6,791	6,984	193
Nikkei 225 Index	2	Sep-2021	289	288	(1)
Nikkei 225 Index	133	Sep-2021	3,512	3,449	(21)
OMX Stockholm 30	1	Jul-2021	27	26	–
Russell 2000 Index E-MINI	39	Sep-2021	4,524	4,500	(24)
S&P 500 Index E-MINI	7	Sep-2021	1,486	1,501	15
S&P Mid Cap 400 Index E-MINI	23	Sep-2021	6,261	6,193	(68)
S&P TSX 60 Index	25	Sep-2021	4,906	4,857	24
SPI 200 Index	39	Sep-2021	5,472	5,287	(46)
U.S. 2-Year Treasury Note	69	Oct-2021	15,227	15,202	(25)
U.S. 5-Year Treasury Note	318	Oct-2021	39,328	39,251	(77)
U.S. 10-Year Treasury Note	248	Sep-2021	32,711	32,860	149
U.S. Ultra Long Treasury Bond	16	Sep-2021	3,102	3,083	(19)

			206,377	204,697	(568)

Short Contracts
Euro STOXX 50	(7)	Sep-2021	$(350)	$(337)	$6
Japanese 10-Year Bond	(11)	Sep-2021	(15,213)	(15,034)	(35)
OMX Stockholm 30	(62)	Jul-2021	(1,699)	(1,643)	15
S&P 500 Index E-MINI	(4)	Sep-2021	(843)	(858)	(15)
SPI 200 Index	(11)	Sep-2021	(1,505)	(1,491)	(2)

			(19,610)	(19,363)	(31)

			$186,767	$185,334	$(599)

A list of the open forward foreign currency contracts held by the Fund at June 30, 2021, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
ANZ	08/13/21	HKD	57,660	USD	7,437	$11
Bank of America	07/15/21	USD	944	NOK	7,851	(32)
Bank of America	07/15/21	SEK	5,936	USD	688	(6)
Bank of America	07/16/21	USD	624	CAD	773	–
Bank of America	07/28/21	USD	1,917	RUB	142,360	25
Bank of America	07/28/21	RUB	25,716	USD	347	(4)
Bank of America	08/05/21	CHF	645	USD	711	12
Bank of America	08/19/21	JPY	101,429	USD	932	17
Barclays PLC	07/22/21	USD	622	PHP	30,446	1

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Asset Capital Stability Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	07/22/21	USD	487	PHP	23,316	$(10)
Barclays PLC	07/22/21	USD	3,794	KRW	4,251,677	(28)
Barclays PLC	07/22/21	TWD	19,316	USD	697	3
Barclays PLC	07/22/21	PHP	123,718	USD	2,518	(11)
Barclays PLC	08/05/21	CHF	630	USD	704	22
Barclays PLC	09/23/21	USD	474	MYR	1,970	–
Barclays PLC	09/23/21	USD	3,105	MYR	12,831	(16)
Barclays PLC	09/23/21	MYR	7,045	USD	1,706	10
Barclays PLC	09/23/21	MYR	2,894	USD	694	(2)
Brown Brothers Harriman	07/15/21	USD	607	SEK	5,175	(2)
Brown Brothers Harriman	07/15/21	NOK	3,970	USD	480	18
Brown Brothers Harriman	07/16/21	CAD	1,043	USD	857	14
Brown Brothers Harriman	07/16/21	CAD	1,339	USD	1,067	(13)
Brown Brothers Harriman	07/16/21	USD	2,551	CAD	3,199	33
Brown Brothers Harriman	07/16/21	USD	1,515	CAD	1,851	(21)
Brown Brothers Harriman	07/29/21	USD	239	NZD	329	(8)
Brown Brothers Harriman	07/29/21	NZD	329	USD	238	8
Brown Brothers Harriman	08/03/21	EUR	1,346	USD	1,631	35
Brown Brothers Harriman	08/03/21	USD	1,455	EUR	1,192	(40)
Brown Brothers Harriman	08/05/21	USD	393	CHF	352	(12)
Brown Brothers Harriman	08/05/21	CHF	1,275	USD	1,405	24
Brown Brothers Harriman	08/25/21	USD	346	AUD	452	(7)
Brown Brothers Harriman	08/25/21	AUD	452	USD	342	3
Brown Brothers Harriman	08/26/21	GBP	330	USD	460	5
Brown Brothers Harriman	09/16/21	USD	230	ZAR	3,303	–
Brown Brothers Harriman	09/17/21	USD	455	CZK	9,766	(1)
Brown Brothers Harriman	09/30/21	ILS	1,519	USD	465	(2)
Citigroup	07/15/21	USD	233	CLP	170,542	1
Citigroup	07/15/21	USD	451	COP	1,706,022	6
Citigroup	07/15/21	COP	1,706,022	USD	458	1
Citigroup	07/22/21	TWD	19,490	USD	700	–
Citigroup	07/22/21	KRW	1,891,736	USD	1,692	16
Citigroup	07/29/21	NZD	7,415	USD	5,367	188
Citigroup	09/16/21	USD	689	CNH	4,484	2
Deutsche Bank	07/15/21	INR	34,845	USD	468	–
Deutsche Bank	08/03/21	USD	577	BRL	2,858	(9)
Goldman Sachs	07/02/21	USD	756	BRL	4,025	46
Goldman Sachs	07/07/21	TWD	21,809	USD	797	14
Goldman Sachs	07/22/21	TWD	20,298	USD	724	(5)
Goldman Sachs	07/22/21	KRW	261,084	USD	232	–
Goldman Sachs	08/03/21	BRL	1,372	USD	276	3
Goldman Sachs	08/05/21	USD	799	CHF	723	(16)
HSBC	08/13/21	USD	4,572	HKD	35,539	5
HSBC	08/19/21	USD	1,124	SGD	1,498	(10)
JPMorgan Chase Bank	08/01/07	USD	–	ZAR	6,831,631	–
JPMorgan Chase Bank	07/15/21	INR	44,302	USD	583	(12)
Morgan Stanley	08/19/21	JPY	10,934,248	USD	100,416	1,840
Morgan Stanley	08/25/21	AUD	3,377	USD	2,616	81

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Asset Capital Stability Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	09/23/21	MYR	1,963	USD	470	$(3)
RBS	07/15/21	SEK	5,172	USD	622	17
RBS	07/22/21	USD	351	KRW	395,785	—
RBS	07/22/21	KRW	524,500	USD	464	—
RBS	09/23/21	MYR	2,899	USD	701	3
Standard Bank	07/02/21	BRL	1,168	USD	231	(1)
Standard Bank	07/07/21 - 07/22/21	USD	1,522	TWD	42,095	(11)
Standard Bank	07/15/21	USD	348	INR	25,384	(7)
Standard Bank	07/15/21	USD	943	IDR	13,506,902	(14)
Standard Bank	07/15/21	IDR	6,831,631	USD	471	1
Standard Bank	07/15/21	IDR	6,675,272	USD	459	—
Standard Bank	07/22/21	USD	970	PHP	47,129	(6)
Standard Bank	07/22/21	KRW	523,009	USD	463	(1)
UBS	07/22/21	USD	468	PHP	22,827	(2)
UBS	07/22/21	USD	466	KRW	527,761	1
UBS	07/22/21	USD	353	KRW	394,401	(4)
UBS	08/03/21	EUR	573	USD	698	18
UBS	08/05/21	USD	780	CHF	700	(21)
UBS	08/19/21	USD	916	JPY	101,429	(2)

						$2,145

A list of the open OTC swap agreements held by the Fund at June 30, 2021, is as follows:

Variance Swaps
Counterparty	Reference Entity/ Obligation	Volatility Strike Price	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value ( Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Bank of America Merill Lynch	USDJPY VARSWAP Long	6.85%	Quarterly	4/16/2022	USD	35	$(2)	$–	$(2)
Bank of America Merill Lynch	USDJPY VARSWAP Long	6.85%	Quarterly	4/16/2022	USD	120	(7)	–	(7)
Bank of America Merill Lynch	USDJPY VARSWAP Long	7.20%	Quarterly	9/18/2021	USD	(33)	4	–	4
Bank of America Merill Lynch	USDJPY VARSWAP Long	7.85%	Quarterly	9/18/2021	USD	38	(6)	–	(6)

							$(11)	$–	$(11)

A list of the open centrally cleared swap agreements held by the Fund at June 30, 2021, is as follows:

Credit Default Swaps
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.NA.HY.S35V1-5Y	Sell	(188.717)%	Quarterly	12/20/2025	(3,770)	$380	$309	$72
CDX.NA.HY.S36V1-5Y	Sell	(262.415)%	Quarterly	06/20/2026	(5,970)	607	568	38
CDX.NA.IG.S35V1-5Y	Sell	(222.449)%	Quarterly	12/20/2025	(3,370)	85	73	12
CDX.NA.IG.S36V1-5Y	Sell	(234.148)%	Quarterly	06/20/2026	(4,990)	126	120	6
ITRAXX.XOVER.S34V1-5Y	Sell	(57.829)%	Quarterly	12/20/2025	(839)	125	93	32
ITRAXX.XOVER.S35V1-5Y	Sell	(57.260)%	Quarterly	06/20/2026	(600)	88	84	4

						$1,411	$1,247	$164

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Asset Capital Stability Fund (Continued)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
6-MONTH AUD - BBSW	1.019	Semi-Annual	12/17/2030	USD	490	$(17)	$–	$(17)
3-MONTH NZD - BKBM	0.945	Semi-Annual	12/18/2030	USD	640	(35)	–	(35)
6-MONTH AUD - BBSW	1.760	Semi-Annual	04/21/2031	USD	850	12	–	12
3-MONTH NZD - BKBM	1.834	Semi-Annual	04/22/2031	USD	770	(1)	–	(1)
6M AUD BBSW	1.740%	Semi-Annual	05/03/2031	USD	2,430	31	–	31
3M NZD BKBM	1.825%	Semi-Annual	05/04/2031	USD	2,230	(6)	–	(6)
6M AUD BBSW	1.706%	Semi-Annual	05/07/2031	USD	2,550	27	–	27
3M NZD BKBM	1.888%	Semi-Annual	05/10/2031	USD	2,370	3	–	3
6-MONTH-AUD BBSW	1.786	Semi-Annual	05/20/2031	USD	1,230	20	–	20
3-MONTH NZD - BKBM	1.996	Semi-Annual	05/21/2031	USD	1,240	10	–	10
6-MONTH-AUD BBSW	1.996	Semi-Annual	06/03/2031	USD	2,140	21	–	21
3-MONTH NZD - BKBM	1.970	Semi-Annual	06/04/2031	USD	1,930	(209)	–	(209)
PAY: 6-MONTH AUD - BBSW	1.572%	Semi-Annual	06/24/2031	USD	950	1	–	1
3M NZD BKBM	1.891%	Semi-Annual	06/25/2031	USD	830	1	–	1
6-MONTH-AUD BBSW	1.610	Semi-Annual	06/29/2031	USD	1,320	4	–	4
3-MONTH NZD - BKBM	1.928	Semi-Annual	06/30/2031	USD	1,220	5	–	5

						$(133)	$–	$(133)

Percentages are based on Net Assets of $732,528 ($ Thousands).

*	Non-income producing security.

(A)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2021, the value of these securities amounted to $6,000 ($ Thousands), representing 0.8% of the Net Assets of the Fund.

(C)	Security is a Master Limited Partnership. At June 30, 2021, such securities amounted to $71 ($ Thousands), or 0.0% of the Net Assets of the Fund (See Note 2).

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

CLP — Chilean Peso

CNH — Chinese Yuan Offshore

COP — Colombian Peso

CZK — Czech Koruna

DAX — German Stock Index

EAFE — Europe, Australasia and Far East

ETF — Exchange-Traded Fund

EUR — Euro

FHLB — Federal Home Loan Bank

FTSE— Financial Times Stock Exchange

GBP — British Pound Sterling

HKD — Hong Kong Dollar

IBEX — International Business Exchange

IDR — Indonesian Rupiah

INR — Indian Rupee

ILS — Israeli New Sheckels

JPY — Japanese Yen

KRW — Korean Won

Ltd. — Limited

MSCI — Morgan Stanley Capital International

MYR — Malaysian Ringgit

NASDAQ — National Association of Securities Dealers and Automated Quotations

NOK — Norwegian Krone

NZD — New Zealand Dollar

OMX — Option Market Index

PLC — Public Limited Company

RUB — Russian Ruble

S&P— Standard & Poor’s

SEK — Swedish Krona

Ser — Series

SPDR — Standard & Poor’s Depository Receipt

SPI — Share Price Index

TSX — Toronto Stock Exchange

TWD — Taiwan Dollar

USD — U.S. Dollar

UCITS — Undertakings for the Collective Investment in Transferable Securities

ZAR — South African Rand

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Asset Capital Stability Fund (Continued)

The following is a list of the level of inputs used as of June 30, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

	Level 1	Level 2	Level 3	Total
Investments in Securities	($)	($)	($)	($)
Commercial Paper	–	152,541	–	152,541
U.S. Treasury Obligations	–	93,602	–	93,602
Exchange Traded Funds	70,636	–	–	70,636
Sovereign Debt	–	22,883	–	22,883
U.S. Government Agency Obligations	–	21,092	–	21,092
Common Stock	11,460	–	–	11,460

Total Investments in Securities	82,096	290,118	–	372,214

	Level 1	Level 2	Level 3	Total
Other Financial Instruments	($)	($)	($)	($)
Futures Contracts*
Unrealized Appreciation	577	–	–	577
Unrealized Depreciation	(1,176)	–	–	(1,176)
Forwards Contracts*
Unrealized Appreciation	–	2,484	–	2,484
Unrealized Depreciation	–	(339)	–	(339)
OTC Swaps
Variance Swaps*
Unrealized Appreciation	–	4	–	4
Unrealized Depreciation	–	(15)	–	(15)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	–	164	–	164
Interest Rate Swaps*
Unrealized Appreciation	–	135	–	135
Unrealized Depreciation	–	(268)	–	(268)

Total Other Financial Instruments	(599)	2,165	–	1,566

*	Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation/ (depreciation) on the instrument.

For the period ended June 30, 2021, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s more recent semi-annual and annual financial statements.

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Multi-Asset Capital Stability Fund (Concluded)

As of June 30, 2021, Multi-Asset Capital Stability Fund is the seller (“providing protection”) on a total notional amount of $19.8 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
REFERENCE ASSET	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	-	-	-	$1,411,189	$1,411,189
Maximum potential amount of future payments	-	-	-	19,806,111	19,806,111
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	-	-	-	-	-
Collateral held by the Fund can obtain upon occurrence of triggering event	-	-	-	-	-

[1] Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)[1]
0-100	-	-	$8,360,000	-	-	$8,360,000
101-200	-	-	994,570	-	-	994,570
201-300	-	-	10,451,541	-	-	10,451,541
301-400	-	-	-	-	-	-
> than 400	-	-	-	-	-	-
Total	-	-	$19,806,111	-	-	$19,806,111

[1] If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2021	9